UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02729

Short-Term Investments Trust

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Karen Dunn Kelley 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 2/28/14

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	February 28, 2014

Cash Management Class

Short-Term Investments Trust (STIT)

Liquid Assets Portfolio

STIC Prime Portfolio

Treasury Portfolio

Government & Agency Portfolio

Government TaxAdvantage Portfolio

Tax-Free Cash Reserve Portfolio

2	Fund Data

3	Letters to Shareholders

4	Schedule of Investments

37	Financial Statements

43	Notes to Financial Statements

54	Financial Highlights

55	Fund Expenses

An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2014, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Data

Cash Management Class data as of 2/28/14

FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Liquid Assets	34 - 47 days	36 days	67 days	$463.9 million
STIC Prime	11 - 20 days	12 days	12 days	521.8 million
Treasury	27 - 51 days	39 days	39 days	8.3 billion
Government & Agency	23 - 46 days	38 days	62 days	736.0 million
Government TaxAdvantage	19 - 52 days	44 days	59 days	75.8 million
Tax-Free Cash Reserve	16 - 32 days	16 days	16 days	110.0 million

Weighted average maturity (WAM) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

2                         Short-Term Investments Trust

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

Members of the Invesco Funds Board work continually to oversee how the Invesco Funds are performing in light of ever-changing and often unpredictable economic and market conditions. One of the ways we do this is by verifying that the teams that manage funds understand the risks associated with the investments they make in the funds they manage.

    Regardless of the type of fund in which you’re invested, be assured that the Invesco Funds Board will continue working on your behalf and on behalf of all our fund shareholders, keeping your needs and interests uppermost in our minds.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Karen Dunn Kelley

Dear Shareholders:

Throughout calendar year 2013, the US Federal Reserve (the Fed) continued its accommodative monetary policies, purchasing $40 billion in mortgage-backed securities and $45 billion in longer term Treasury securities each month as part of the third round of its quantitative easing.[1] In January 2014, the Fed began reducing, or tapering, its asset purchases.

    Throughout the reporting period, the Fed maintained its target policy rate in a range of between zero and 0.25%, committing to keep interest rates exceptionally low as long as unemployment remains above 6.5% and inflation remains below 2.5%.[1] These policies kept short-term interest rates low, creating a challenging environment for money market funds.

    Overall, moderate economic growth, low inflation and strong corporate fundamentals in 2013 created a supportive environment for fixed income credit.

    For Invesco Global Liquidity, part of Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield – in that order – to our money market fund investors.

    All of us at Invesco Fixed Income are dedicated to helping our clients achieve their liquidity needs. We are also committed to excellence in customer service. If you have questions about your account, please contact one of our Invesco Global Liquidity representatives at 800 659 1005.

Sincerely,

Karen Dunn Kelley

Senior Managing Director, Investments

1 Source:	US Federal Reserve

3                          Short-Term Investments Trust

Schedule of Investments

February 28, 2014

(Unaudited)

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–42.30%(a)
Asset-Backed Securities–Consumer Receivables–4.61%
Barton Capital LLC(b)(c)	0.18%	11/06/14	$100,000	$100,000,000
Old Line Funding, LLC(b)	0.17%	04/14/14	37,970	37,962,111
Old Line Funding, LLC(b)	0.17%	03/18/14	37,900	37,896,957
Old Line Funding, LLC(b)	0.17%	05/20/14	50,000	49,981,111
Old Line Funding, LLC(b)(c)	0.18%	06/12/14	61,100	61,100,000
Old Line Funding, LLC(b)	0.23%	07/15/14	69,574	69,513,548
Old Line Funding, LLC(b)	0.24%	03/17/14	50,000	49,994,667
Salisbury Receivables Co. LLC(b)	0.18%	04/07/14	60,000	59,988,900
Sheffield Receivables Corp.(b)	0.17%	04/22/14	25,000	24,993,861
Sheffield Receivables Corp.(b)	0.18%	03/12/14	30,000	29,998,350
Sheffield Receivables Corp.(b)	0.18%	03/14/14	97,000	96,993,695
Sheffield Receivables Corp.(b)	0.18%	04/11/14	68,500	68,485,957
Sheffield Receivables Corp.(b)	0.22%	03/10/14	50,000	49,997,250
Thunder Bay Funding, LLC(b)(c)	0.22%	04/04/14	30,000	30,000,000
Thunder Bay Funding, LLC(b)(c)	0.22%	04/09/14	65,200	65,200,000
Thunder Bay Funding, LLC(b)	0.23%	07/15/14	28,600	28,575,150
Thunder Bay Funding, LLC(b)	0.25%	08/12/14	100,000	99,886,106
				960,567,663

Asset-Backed Securities–Fully Supported–2.04%
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(d)	0.20%	06/09/14	67,600	67,562,444
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(d)	0.20%	07/14/14	84,300	84,236,775
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(d)	0.20%	07/16/14	50,000	49,961,944
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(d)	0.20%	07/16/14	30,000	29,977,167
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(d)	0.20%	08/18/14	50,000	49,952,778
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(d)	0.21%	05/14/14	25,000	24,989,208
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(d)	0.21%	05/15/14	39,200	39,182,850
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(d)	0.21%	05/15/14	79,400	79,365,263
				425,228,429

Asset-Backed Securities–Fully Supported Bank–4.32%
Alpine Securitization Corp. (CEP–Credit Suisse AG)(b)(d)	0.11%	03/11/14	90,000	89,997,250
Alpine Securitization Corp. (CEP–Credit Suisse AG)(b)(d)	0.11%	03/12/14	54,500	54,498,168
Cancara Asset Securitisation LLC (CEP–Lloyds Bank PLC)(b)(d)	0.14%	04/03/14	20,000	19,997,434
Cancara Asset Securitisation LLC (CEP–Lloyds Bank PLC)(b)(d)	0.14%	04/04/14	80,500	80,489,356
Concord Minutemen Capital Co., LLC Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.20%	03/14/14	102,600	102,592,590
Crown Point Capital Co., LLC Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.20%	03/11/14	95,000	94,994,722
Crown Point Capital Co., LLC Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.20%	03/14/14	12,900	12,899,068
Crown Point Capital Co., LLC Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.20%	03/17/14	50,000	49,995,556
Crown Point Capital Co., LLC Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.21%	03/06/14	30,300	30,299,116
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi)(b)(d)	0.17%	04/07/14	25,000	24,995,632
Govco LLC (CEP–Citibank NA)(b)	0.12%	03/13/14	44,100	44,098,236
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.20%	03/11/14	50,000	49,997,222
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.20%	03/14/14	25,000	24,998,195

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities–Fully Supported Bank–(continued)
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.20%	04/11/14	$34,100	$34,092,233
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.21%	03/05/14	61,700	61,698,560
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.21%	03/12/14	25,000	24,998,396
Mountcliff Funding LLC (Multi-CEP’s–Deutsche Bank Trust Co. Americas)(b)(d)	0.12%	03/04/14	50,000	49,999,500
Ridgefield Funding Co. LLC (CEP–BNP Paribas SA)(b)(d)	0.24%	05/06/14	50,000	49,978,000
				900,619,234

Asset-Backed Securities–Multi-Purpose–6.93%
Atlantic Asset Securitization LLC(b)(d)	0.12%	03/12/14	40,000	39,998,533
Atlantic Asset Securitization LLC(b)(c)(d)	0.18%	08/06/14	109,200	109,200,000
Atlantic Asset Securitization LLC(b)(c)(d)	0.23%	08/29/14	160,000	160,000,000
Chariot Funding, LLC(b)	0.22%	07/08/14	25,000	24,980,292
Chariot Funding, LLC(b)	0.22%	08/05/14	50,000	49,952,028
Chariot Funding, LLC(b)	0.23%	05/01/14	50,000	49,980,514
Chariot Funding, LLC(b)	0.23%	05/08/14	95,000	94,958,728
Chariot Funding, LLC(b)	0.23%	06/05/14	46,100	46,071,725
Chariot Funding, LLC(b)	0.23%	06/09/14	25,000	24,984,028
Chariot Funding, LLC(b)	0.23%	06/11/14	25,000	24,983,708
Chariot Funding, LLC(b)	0.23%	07/07/14	50,000	49,959,111
Chariot Funding, LLC(b)	0.24%	04/16/14	37,400	37,388,531
Jupiter Securitization Co. LLC(b)	0.22%	07/15/14	14,800	14,787,699
Jupiter Securitization Co. LLC(b)	0.23%	03/18/14	35,000	34,996,199
Jupiter Securitization Co. LLC(b)	0.23%	04/03/14	60,000	59,987,350
Jupiter Securitization Co. LLC(b)	0.23%	06/03/14	32,300	32,280,602
Jupiter Securitization Co. LLC(b)	0.23%	07/02/14	50,000	49,960,708
Jupiter Securitization Co. LLC(b)	0.24%	03/03/14	73,000	72,999,027
Jupiter Securitization Co. LLC(b)	0.24%	03/04/14	46,000	45,999,080
Jupiter Securitization Co. LLC(b)	0.24%	04/02/14	40,000	39,991,467
Mont Blanc Capital Corp.(b)(d)	0.19%	04/14/14	33,626	33,618,191
Mont Blanc Capital Corp.(b)(d)	0.22%	03/10/14	50,000	49,997,250
Nieuw Amsterdam Receivables Corp.(b)(d)	0.14%	04/04/14	60,000	59,992,067
Regency Markets No. 1 LLC(b)(d)	0.14%	03/10/14	40,525	40,523,581
Regency Markets No. 1 LLC(b)(d)	0.14%	03/12/14	85,000	84,996,364
Regency Markets No. 1 LLC(b)(d)	0.14%	03/20/14	30,000	29,997,783
Scaldis Capital LLC(b)(d)	0.13%	03/20/14	57,000	56,996,089
Versailles Commercial Paper LLC(b)	0.18%	04/14/14	25,000	24,994,500
				1,444,575,155

Consumer Finance–1.03%
Toyota Motor Credit Corp.(d)	0.22%	03/03/14	155,000	154,998,106
Toyota Motor Credit Corp.(d)	0.25%	09/30/14	60,000	59,911,250
				214,909,356

Diversified Banks–16.34%
ANZ New Zealand Int’l Ltd.(b)(d)	0.21%	07/10/14	60,200	60,153,997
Australia & New Zealand Banking Group, Ltd.(b)(d)	0.17%	03/14/14	50,000	49,996,930
Barclays Bank PLC(b)(c)(d)	0.49%	07/31/14	210,000	210,000,000
BNP Paribas Finance Inc.(d)	0.19%	05/05/14	40,000	39,986,278
BNP Paribas Finance Inc.(d)	0.20%	05/06/14	119,000	118,956,367
Collateralized Commercial Paper Co., LLC	0.30%	08/18/14	160,000	159,773,333

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks–(continued)
Collateralized Commercial Paper Co., LLC	0.31%	03/03/14	$78,000	$77,998,657
Collateralized Commercial Paper Co., LLC	0.40%	09/02/14	130,000	129,732,778
Collateralized Commercial Paper II Co., LLC(b)	0.31%	03/03/14	90,000	89,998,450
Collateralized Commercial Paper II Co., LLC(b)	0.40%	08/05/14	50,000	49,912,778
Commonwealth Bank of Australia(b)(c)(d)	0.15%	05/20/14	100,000	100,000,000
Dexia Credit Local S.A.(d)	0.22%	06/17/14	77,100	77,049,114
Dexia Credit Local S.A.(d)	0.23%	07/08/14	146,200	146,079,506
Dexia Credit Local S.A.(d)	0.24%	07/07/14	50,000	49,957,333
Dexia Credit Local S.A.(d)	0.24%	08/19/14	60,500	60,431,030
Dexia Credit Local S.A.(d)	0.32%	08/18/14	79,400	79,280,018
JP Morgan Securities LLC(b)	0.40%	08/12/14	100,000	99,817,778
Lloyds Bank PLC(d)	0.08%	03/05/14	135,000	134,998,875
Mizuho Funding, LLC(b)(d)	0.13%	03/27/14	32,000	31,996,996
Mizuho Funding, LLC(b)(d)	0.22%	05/06/14	100,000	99,959,667
Mizuho Funding, LLC(b)(d)	0.23%	07/07/14	40,000	39,968,000
National Australia Funding Delaware Inc.(b)(d)	0.19%	06/03/14	75,000	74,962,792
National Australia Funding Delaware Inc.(b)(d)	0.19%	07/14/14	37,800	37,773,068
National Australia Funding Delaware Inc.(b)(d)	0.20%	07/07/14	28,600	28,579,662
Natixis US Finance Co., LLC(d)	0.12%	03/05/14	79,100	79,098,945
Natixis US Finance Co., LLC(d)	0.21%	03/11/14	50,000	49,997,083
Oversea-Chinese Banking Corp. Ltd.(d)	0.18%	04/03/14	73,400	73,387,889
Oversea-Chinese Banking Corp. Ltd.(d)	0.18%	04/07/14	100,000	99,981,500
Oversea-Chinese Banking Corp. Ltd.(d)	0.20%	03/10/14	73,000	72,996,350
PNC Bank, N.A.	0.28%	10/06/14	29,600	29,600,000
Rabobank USA Financial Corp.(d)	0.17%	03/17/14	112,800	112,791,477
Rabobank USA Financial Corp.(d)	0.21%	04/03/14	111,000	110,978,633
Societe Generale North America, Inc.(d)	0.09%	03/10/14	120,400	120,397,441
Societe Generale North America, Inc.(d)	0.19%	03/03/14	100,000	99,998,944
Societe Generale North America, Inc.(d)	0.23%	05/05/14	160,200	160,133,473
Standard Chartered Bank(b)(d)	0.19%	05/06/14	50,000	49,982,583
Standard Chartered Bank(b)(d)	0.22%	06/02/14	50,000	49,971,583
United Overseas Bank Ltd.(b)(d)	0.17%	03/03/14	150,000	149,998,583
United Overseas Bank Ltd.(b)(d)	0.17%	03/07/14	100,000	99,997,167
				3,406,675,058

Other Diversified Financial Services–0.67%
General Electric Capital Corp.	0.20%	03/10/14	65,000	64,996,750
General Electric Capital Corp.	0.20%	07/09/14	75,600	75,545,400
				140,542,150

Pharmaceuticals–0.20%
Sanofi S.A.(b)(d)	0.09%	03/21/14	42,000	41,997,900

Regional Banks–4.12%
BNZ International Funding Ltd.(b)(d)	0.16%	04/07/14	71,100	71,088,308
BNZ International Funding Ltd.(b)(d)	0.21%	08/26/14	20,000	19,979,233
Landesbank Hessen-Thueringen Girozentrale(b)(d)	0.12%	03/13/14	54,600	54,597,816
Mitsubishi UFJ Trust & Banking Corp.(b)(d)	0.23%	05/02/14	78,600	78,568,866
Mitsubishi UFJ Trust & Banking Corp.(b)(d)	0.24%	07/28/14	66,200	66,134,241
Sumitomo Mitsui Banking Corp.(b)(d)	0.20%	04/07/14	80,000	79,983,555

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Regional Banks–(continued)
Sumitomo Mitsui Banking Corp.(b)(d)	0.20%	04/28/14	$150,000	$149,951,667
Sumitomo Mitsui Banking Corp.(b)(d)	0.21%	04/21/14	50,000	49,985,479
Sumitomo Mitsui Banking Corp.(b)(d)	0.25%	08/05/14	57,000	56,937,854
Sumitomo Mitsui Trust Bank Ltd.(b)(d)	0.14%	03/07/14	52,400	52,398,821
Sumitomo Mitsui Trust Bank Ltd.(b)(d)	0.14%	03/05/14	20,000	19,999,689
Sumitomo Mitsui Trust Bank Ltd.(b)(d)	0.14%	03/06/14	100,000	99,998,056
Sumitomo Mitsui Trust Bank Ltd.(b)(d)	0.16%	04/07/14	57,000	56,990,627
				856,614,212

Soft Drinks–0.75%
Coca-Cola Co. (The)(b)	0.18%	05/05/14	50,000	49,983,750
Coca-Cola Co. (The)(b)	0.19%	09/02/14	50,000	49,951,181
Coca-Cola Co. (The)(b)	0.19%	09/03/14	31,000	30,969,568
Coca-Cola Co. (The)(b)	0.19%	09/04/14	25,000	24,975,326
				155,879,825

Specialized Finance–1.29%
Caisse des Depots et Consignations(b)(d)	0.11%	03/06/14	200,000	199,996,944
CDP Financial Inc.(b)(d)	0.19%	06/09/14	39,000	38,979,417
CDP Financial Inc.(b)(d)	0.19%	08/05/14	29,000	28,975,970
				267,952,331

Thrifts & Mortgage Finance–0.00%
Nationwide Building Society(b)(d)	0.22%	04/14/14	900	899,758
Total Commercial Paper (Cost $8,816,461,071)				8,816,461,071

Certificates of Deposit–28.03%
Australia & New Zealand Banking Group, Ltd.(d)	0.10%	03/03/14	400,000	400,000,000
Australia & New Zealand Banking Group, Ltd.(d)	0.17%	08/01/14	58,300	58,300,000
Bank of Montreal(d)	0.06%	03/04/14	125,000	125,000,000
Bank of Montreal(d)	0.17%	03/05/14	78,600	78,600,000
Bank of Montreal(c)(d)	0.34%	03/12/15	200,000	200,000,000
Bank of Nova Scotia(c)(d)	0.17%	04/10/14	114,500	114,499,371
Bank of Nova Scotia(d)	0.21%	04/03/14	105,000	105,000,000
Bank of Nova Scotia(c)(d)	0.30%	08/06/14	60,000	60,000,000
Bank of Nova Scotia(c)(d)	0.34%	02/27/15	120,100	120,100,000
Bank of Nova Scotia(c)(d)	0.34%	03/11/15	100,000	100,000,000
Bank of Scotland(d)	0.06%	03/03/14	145,000	145,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.17%	03/03/14	140,000	140,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.20%	05/02/14	100,000	100,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.21%	05/22/14	35,000	35,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.24%	03/11/14	91,000	91,000,000
Barclays Bank PLC(c)(d)	0.25%	03/11/14	32,000	32,000,000
Barclays Bank PLC(c)(d)	0.25%	06/17/14	450,000	450,000,000
Commonwealth Bank of Australia(d)	0.22%	05/06/14	150,000	150,001,374
Credit Agricole Corporate & Investment Bank(d)	0.10%	03/03/14	170,313	170,313,306
Credit Agricole Corporate & Investment Bank(d)	0.11%	03/05/14	329,000	329,000,000
Mitsubishi UFJ Trust & Banking Corp.(d)	0.22%	06/06/14	95,000	95,000,000
Mizuho Bank Ltd.(d)	0.21%	04/15/14	48,900	48,900,000
Mizuho Bank Ltd.(d)	0.22%	06/03/14	41,000	41,000,000
Mizuho Bank Ltd.(d)	0.23%	03/13/14	100,000	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Mizuho Bank Ltd.(d)	0.23%	04/02/14	$50,000	$50,000,000
Nationwide Building Society(d)	0.21%	04/09/14	75,000	74,982,949
Natixis(d)	0.09%	03/03/14	250,000	250,000,000
Natixis(c)(d)	0.32%	06/25/14	271,000	271,000,000
Nordea Bank Finland PLC(d)	0.14%	05/13/14	70,000	70,000,000
Nordea Bank Finland PLC(d)	0.17%	03/06/14	50,000	50,000,000
Nordea Bank Finland PLC(d)	0.18%	04/02/14	100,000	100,000,000
Norinchukin Bank (The)(c)(d)	0.24%	07/09/14	153,100	153,100,000
Norinchukin Bank (The)(d)	0.25%	08/08/14	46,000	46,000,000
Oversea-Chinese Banking Corp. Ltd.(d)	0.18%	04/09/14	115,100	115,100,000
Royal Bank of Canada(c)(d)	0.33%	03/04/15	300,000	300,000,000
Societe Generale(c)(d)	0.23%	11/13/14	110,000	110,000,000
Sumitomo Mitsui Banking Corp.(d)	0.21%	04/01/14	25,000	25,000,215
Sumitomo Mitsui Banking Corp.(d)	0.25%	05/01/14	50,000	50,000,000
Sumitomo Mitsui Trust Bank Ltd.(d)	0.25%	07/14/14	28,600	28,600,000
Swedbank AB(d)	0.07%	03/04/14	110,000	110,000,000
Toronto-Dominion Bank(d)	0.11%	03/03/14	50,000	50,000,000
Toronto-Dominion Bank(d)	0.11%	03/11/14	62,500	62,500,000
Toronto-Dominion Bank(d)	0.20%	05/21/14	55,000	55,000,000
Toronto-Dominion Bank(d)	0.20%	06/02/14	170,000	170,000,000
Toronto-Dominion Bank(d)	0.20%	07/28/14	33,300	33,300,000
Toronto-Dominion Bank(d)	0.22%	03/03/14	30,000	30,000,000
Wells Fargo Bank, N.A.(c)	0.17%	05/02/14	150,000	150,000,000
Wells Fargo Bank, N.A.(c)	0.17%	06/02/14	200,000	200,000,000
Total Certificates of Deposit (Cost $5,843,297,215)				5,843,297,215

Variable Rate Demand Notes–8.39%(e)
Credit Enhanced–8.35%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.16%	06/01/29	800	800,000
Appleton (City of) (Great Northern Corp.); Series 1999 A, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	09/01/19	4,500	4,500,000
Arlington (County of) Industrial Development Authority (Woodbury Park Apartments); Series 2005 A, Ref. VRD MFH RB (CEP–FHLMC)	0.03%	03/01/35	13,185	13,185,000
Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.16%	10/01/33	7,360	7,360,000
Austin (City of), Texas Housing Finance Corp. (Stassney Woods Apartments); Series 2004 A, Ref. VRD MFH RB (CEP–FNMA)	0.03%	10/15/32	3,350	3,350,000
Austin (County of), Texas Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	12/01/14	4,550	4,550,000
Bachelor Gulch Metropolitan District; Series 2004, VRD Unlimited Tax GO Bonds (LOC–U.S. Bank, N.A.)(f)	0.04%	12/01/23	1,755	1,755,000
Beaver Dam (City of) (YMCA of Dodge County, Inc.); Series 2006, VRD Development RB (LOC–FHLB of Chicago)(f)	0.03%	12/02/41	5,305	5,305,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	12/01/28	1,100	1,100,000
Bexar (County of), Texas Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.04%	12/15/34	3,355	3,355,000
Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	06/01/37	34,385	34,385,000
Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust); Series 2001 A, VRD Limited Obligation Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.04%	02/01/31	7,735	7,735,000
Broward (County of) Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)	0.03%	12/01/29	6,930	6,930,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	07/01/39	$24,200	$24,200,000
Butler (County of) (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.03%	06/01/35	6,065	6,065,000
Butler (County of), Ohio (Lakota Family YMCA); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	05/01/27	1,750	1,750,000
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	11/01/38	1,900	1,900,000
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2011 D, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	07/01/41	41,800	41,800,000
California (State of); Series 2005 B-5, Ref. VRD Unlimited Tax GO Bonds (LOC–Barclays Bank PLC)(d)(f)	0.02%	05/01/40	30,000	30,000,000
Cambridge (City of) (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC–PNC Bank, N.A.)(f)	0.04%	12/01/21	1,900	1,900,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.14%	07/01/38	900	900,000
Carson (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, Hospital RB (LOC–U.S. Bank, N.A.)(f)	0.04%	09/01/33	19,905	19,905,000
Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.03%	06/15/31	2,685	2,685,000
Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.03%	06/15/31	2,010	2,010,000
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(f)	0.04%	11/01/40	2,870	2,870,000
Channahon (Village of) (Morris Hospital); Series 2003 D, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.03%	12/01/32	2,540	2,540,000
Chicago (City of), Illinois (Neighborhoods Alive 21 Program); Series 2002 B3, VRD Unlimited Tax GO Bonds (LOC–Bank of America, N.A.)(d)(f)	0.03%	01/01/37	5,000	5,000,000
Clackamas (County of) Hospital Facility Authority (Legacy Health System);
Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.03%	06/01/37	6,000	6,000,000
Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.03%	06/01/37	24,800	24,800,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	01/01/33	24,575	24,575,000
Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.04%	11/01/38	6,705	6,705,000
Colorado (State of) Educational & Cultural Facilities Authority (King’s Way Christian School); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.04%	04/01/39	5,420	5,420,000
Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.03%	11/01/28	3,710	3,710,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.03%	06/01/15	1,490	1,490,000
Colorado (State of) Housing & Finance Authority (Woodstream Village); Series 1985, VRD MFH RB (CEP–FNMA)	0.05%	02/01/31	3,215	3,215,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.03%	03/01/34	8,200	8,200,000
Cuyahoga (County of), Ohio (Euclid Avenue Housing Corp.);
Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	08/01/42	16,910	16,910,000
Series 2009 B, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.03%	08/01/39	6,750	6,750,000
Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.03%	11/01/30	22,005	22,005,000
DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.03%	06/15/25	6,840	6,840,000
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	09/01/36	3,545	3,545,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	05/01/36	9,500	9,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	0.12%	11/01/30	$1,765	$1,765,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	04/01/38	8,500	8,500,000
Douglas (County of) Hospital Authority No. 2 (Children’s Hospital Obligated Group); Series 2008 A, Ref. VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.04%	08/15/32	4,000	4,000,000
Duval (County of), Florida Housing Finance Authority (The Glades Apartments); Series 2002, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.03%	10/01/32	5,275	5,275,000
East Point (City of) Georgia, Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP–FHLMC)	0.05%	07/01/37	3,700	3,700,000
Elgin (City of) (Judson College); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	06/01/36	6,625	6,625,000
Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	11/01/24	10,000	10,000,000
Emmaus (City of) General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.03%	03/01/30	37,860	37,860,000
Englewood (City of) (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)	0.05%	12/01/34	5,000	5,000,000
Everett (City of) Public Facilities District; Series 2007, VRD RB (LOC–Bank of New York Mellon)(f)	0.04%	04/01/36	11,000	11,000,000
Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	06/01/37	13,065	13,065,000
Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–FNMA)	0.03%	11/15/35	10,990	10,990,000
Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.03%	05/15/31	3,880	3,879,957
Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facilities & Improvement RB (LOC–PNC Bank, N.A.)(f)	0.04%	07/01/33	11,945	11,945,000
Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–U.S. Bank, N.A.)(f)	0.03%	12/01/21	14,000	14,000,000
Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	06/01/23	4,965	4,965,000
Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(f)	0.02%	06/01/19	10,460	10,460,000
Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.03%	06/01/27	9,500	9,500,000
Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.03%	11/01/25	4,500	4,500,000
Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	01/01/38	3,785	3,785,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(f)	0.14%	08/01/37	3,950	3,950,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	04/01/38	12,790	12,790,000
Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(f)	0.03%	12/01/28	8,500	8,500,000
Illinois (State of) Finance Authority (Dominican University); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	03/01/36	3,035	3,035,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	01/01/16	5,815	5,815,000
Illinois (State of) Finance Authority (Latin School of Chicago);
Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	08/01/28	1,200	1,200,000
Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	08/01/35	4,965	4,965,000
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	06/01/29	3,000	3,000,000
Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	11/15/37	42,900	42,900,000
Series 2009 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	11/15/37	6,000	6,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago);
Series 2001, VRD RB (LOC–BMO Harris, N.A.)(f)	0.04%	06/01/29	$5,800	$5,800,000
Series 2004, VRD RB (LOC–BMO Harris N.A.)(f)	0.04%	06/01/34	4,200	4,200,000
Indiana (State of) Finance Authority (Columbus Regional Hospital); Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.04%	08/01/21	13,540	13,540,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.03%	02/01/24	1,000	1,000,000
Indiana (State of) Finance Authority (Howard Regional Health System); Series 2005 B, VRD Hospital RB (LOC–BMO Harris N.A.)(f)	0.03%	01/01/35	3,320	3,320,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 J, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.03%	11/01/37	5,600	5,600,000
Jackson (City of), Tennessee Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.03%	10/15/32	3,970	3,970,000
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(b)	0.03%	03/01/31	3,200	3,200,000
King George (County of), Virginia Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC–JPMorgan Chase Bank, N.A.)(b)(f)	0.05%	09/01/21	2,500	2,500,000
Lancaster (County of) Industrial Development Authority (Willow Valley Retirement Community); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	12/01/39	1,100	1,100,000
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(f)	0.03%	10/01/42	5,130	5,130,000
Lincoln (County of), Pennsylvania (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	11/01/24	12,060	12,060,000
Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	03/01/38	15,255	15,255,000
Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(f)	0.04%	09/01/28	7,415	7,415,000
Luzerne (County of) Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(f)	0.04%	11/01/26	3,770	3,770,000
Lyndhurst (City of), Ohio (Hawken School); Series 2002, VRD Economic Development RB (LOC–PNC Bank, N.A.) (f)	0.05%	05/01/27	3,940	3,940,000
Maplewood (City of) (Mounds Park Academy); Series 2003, VRD Educational Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.03%	10/01/23	625	625,000
Maricopa (County of) Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)	0.05%	04/15/30	7,815	7,815,000
Marietta (City of) Housing Authority (Wood Knoll Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)	0.03%	07/01/24	2,700	2,700,000
Marietta (City of), Georgia Housing Authority (Wood Glen Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)	0.03%	07/01/24	2,000	2,000,000
Marion (County of) Housing Authority (Residence at Marion Estates); Series 1997, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.06%	07/01/27	1,755	1,755,000
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	07/01/28	3,900	3,900,000
Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.04%	07/01/33	3,535	3,535,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	04/01/35	7,500	7,500,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC–TD Bank N.A)(f)	0.03%	07/01/41	9,450	9,450,000
Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.03%	07/01/38	1,865	1,865,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(f)	0.16%	03/01/39	7,825	7,825,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	10/15/30	$18,780	$18,780,000
Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	10/15/38	19,191	19,191,000
Middletown (City of), Ohio (Atrium Medical Center Obligated Group); Series 2008 A, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	11/15/39	18,500	18,500,000
Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(f)	0.03%	09/01/40	5,795	5,795,000
Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.04%	01/01/25	1,105	1,105,000
Minnesota (State of) Office of Higher Education; Series 2012 B, VRD Supplemental Student Local Program RB (LOC–Royal Bank of Canada, N.A.)(d)(f)	0.03%	08/01/47	40,000	40,000,000
Minnetonka (City of), Minnesota (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.03%	11/15/31	1,000	1,000,000
Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.05%	12/15/29	5,000	5,000,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.03%	04/01/37	12,300	12,300,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.03%	04/01/37	1,500	1,500,000
Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	10/01/33	12,800	12,800,000
Mobile (City of) Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC–National Australia Bank Ltd.)(b)(d)(f)	0.03%	05/01/41	3,300	3,300,000
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(d)(f)	0.07%	07/01/40	9,000	9,000,000
Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.03%	01/01/36	52,500	52,500,000
Montgomery (County of), Maryland Housing Opportunities Commission; Series 2008 A, VRD Multiple Purpose RB (LOC–PNC Bank, N.A.)(f)	0.03%	05/01/39	2,265	2,265,000
Montgomery (County of), Pennsylvania Industrial Development Authority (LaSalle College High School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	11/01/38	3,725	3,725,000
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds Bank PLC)(d)(f)	0.05%	07/01/38	20,100	20,100,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.03%	07/15/36	7,575	7,574,667
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.03%	02/15/34	425	424,813
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	01/01/18	3,875	3,875,000
New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.04%	12/01/24	2,780	2,780,000
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(f)	0.03%	09/01/37	2,900	2,900,000
New Jersey (State of) Economic Development Authority (Job Haines Home for Aged People); Series 1998, VRD RB (LOC–PNC Bank, N.A.)(f)	0.04%	02/01/28	700	700,000
New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportation System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.03%	06/15/32	48,000	48,000,000
New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC–HSBC Bank USA N.A.)(d)(f)	0.03%	11/01/36	8,645	8,645,000
New York (State of) Housing Finance Agency (Gotham West Housing); Series 2012 A-1, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	05/01/45	17,500	17,500,000
New York (State of) Housing Finance Agency (Related West 29th Street Housing); Series 2012 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.03%	05/01/45	10,000	10,000,000
New York (State of) Long Island Power Authority; Series 2012 D, VRD Electric System General RB (LOC–TD Bank, N.A.)(f)	0.02%	12/01/29	45,410	45,410,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Newport (City of) (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.04%	04/01/32	$13,810	$13,810,000
Newport News (City of), Virginia Industrial Development Authority (Christopher Newport University Foundations); Series 2006, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	08/01/36	1,820	1,820,000
North Carolina (State of) Capital Facilities Finance Agency (Asheville School, Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	04/01/27	2,920	2,920,000
North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	06/01/17	5,440	5,440,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	09/01/27	3,905	3,905,000
Oak Park Heights (City of), Minnesota (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)	0.04%	11/01/35	1,845	1,845,000
Ogden (City of), Utah Redevelopment Agency;
Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.16%	12/01/27	8,020	8,020,000
Series 2009 B-2, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.21%	12/01/27	1,665	1,665,000
Ohio (State of) Higher Educational Facility Commission (Capital University); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	12/01/31	25,595	25,595,000
Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (LOC–FHLB of Chicago)(f)	0.03%	09/01/36	3,715	3,715,000
Olympia (Port of) Economic Development Corp. (Spring Air Northwest); Series 1998, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.06%	11/01/23	600	600,000
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.03%	08/01/34	72,000	72,000,000
Oregon (State of) Health, Housing, Educational & Cultural Facilities Authority (Sacred Heart Medical Center Foundation); Series 1998 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.03%	11/01/28	775	775,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.07%	10/15/38	7,400	7,400,000
Orlando & Orange (Counties of) Expressway Authority; Subseries 2008 B-1, Ref. VRD RB (LOC–Bank of Montreal)(d)(f)	0.03%	07/01/40	2,900	2,900,000
Palm Beach (County of) Housing Finance Authority (Azalea Place Apartments); Series 1999 A, VRD MFH RB (CEP–FHLMC)(b)	0.08%	12/01/32	5,095	5,095,000
Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(f)	0.04%	07/01/32	5,085	5,085,000
Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC–PNC Bank, N.A.)(f)	0.05%	10/01/29	7,000	7,000,000
Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC–PNC Bank, N.A.)(f)	0.09%	08/01/35	1,100	1,100,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(b)(f)	0.05%	05/01/20	2,250	2,250,000
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University) Series 2002 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.03%	05/01/32	30,520	30,520,000
Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	02/01/34	6,960	6,960,000
Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Barclays Bank PLC)(d)(f)	0.03%	12/01/38	40,475	40,475,000
Philadelphia (City of), Pennsylvania Authority for Industrial Development (Chestnut Hill College); Series 2007 A, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	10/01/29	4,100	4,100,000
Pitkin (County of) (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.03%	12/01/24	5,235	5,235,000
Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	06/01/39	1,085	1,085,000
Roswell (City of) Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(b)	0.03%	08/01/24	3,950	3,950,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC–FHLB of Indianapolis)(f)	0.21%	07/01/40	$2,240	$2,240,000
San Gabriel (City of), Texas Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	04/01/26	4,215	4,215,000
Seattle (City of), Washington Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC–U.S. Bank, N.A.)(f)	0.03%	05/01/19	1,660	1,660,000
Shelby (County of) Health, Educational & Housing Facility Board (Providence Place Apartments); Series 2007, Ref. VRD MFH RB (CEP–FNMA)	0.03%	12/15/42	500	500,000
South Carolina (State of) Housing Finance & Development Authority (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB (CEP–FNMA)	0.03%	11/15/35	7,565	7,564,956
South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	03/01/28	3,752	3,752,000
St. Charles (County of), Missouri Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.03%	04/15/27	5,600	5,600,000
St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC–General Electric Capital Corp.)(b)(f)	0.15%	10/01/21	1,990	1,990,000
St. Louis (County of) Industrial Development Authority (Schnuck Markets, Inc.–Kirkwood); Series 1985, VRD IDR (LOC–U.S. Bank, N.A.)(b)(f)	0.04%	12/01/15	3,950	3,950,000
St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.02%	04/15/27	4,970	4,970,000
Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC–Northern Trust Co.)(f)	0.02%	11/15/50	3,500	3,500,000
Texas (State of) Department of Housing & Community Affairs (Champions Crossing Apartments); Series 2006, Ref. VRD MFH Mortgage RB (CEP–FNMA)(b)	0.08%	09/15/36	4,675	4,675,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)	0.03%	05/01/42	13,470	13,470,000
Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.03%	07/01/33	17,375	17,375,000
Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.05%	07/01/41	12,425	12,425,000
Texas (State of) Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.05%	06/01/41	8,590	8,590,000
Tuscaloosa (County of) Industrial Development Authority (Hunt Refining Co.); Series 2011, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(d)(f)	0.04%	04/01/28	10,000	10,000,000
Utah (State of) Associated Municipal Power Systems (Horse Butte Wind); Series 2012 B, VRD RB (LOC–Bank of Montreal)(d)(f)	0.03%	09/01/32	12,000	12,000,000
Vermont (State of) Educational & Health Buildings Financing Agency (Brattleboro Retreat (The)); Series 2011 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.03%	12/01/31	11,210	11,210,000
Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.04%	10/01/34	800	800,000
Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	12/01/38	32,500	32,500,000
Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	08/01/35	4,225	4,225,000
Volusia (County of), Florida Housing Finance Authority (The Anatole Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.03%	10/15/32	750	750,000
Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	06/01/18	10,000	10,000,000
Washington (State of) Housing Finance Commission (Alderwood Court Apartments); Series 2002 A, VRD MFH RB (CEP–FNMA)	0.05%	06/15/35	5,350	5,350,000
Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.04%	12/15/44	950	950,000
Washington (State of) Housing Finance Commission (Holly Village Senior Living); Series 1999 A, VRD MFH RB (CEP–FNMA)	0.07%	07/15/32	6,600	6,600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP–FHLMC)	0.07%	07/01/25	$8,300	$8,300,000
Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP–FNMA)	0.05%	09/01/38	2,000	2,000,000
Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.03%	12/15/44	3,100	3,100,000
Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(f)	0.03%	10/01/19	2,190	2,190,000
Washington (State of) Housing Finance Commission (Pacific Inn Apartments); Series 1996 A, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.03%	05/01/28	3,615	3,615,000
Washington (State of) Housing Finance Commission (Rockwood Retirement Communities Program); Series 1999 A, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(f)	0.03%	01/01/30	13,775	13,775,000
Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.04%	09/15/20	2,680	2,680,000
Wisconsin (State of) Health & Educational Facilities Authority (Goodwill Industries of Southeastern Wisconsin, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.04%	06/01/39	13,155	13,155,000
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 2000, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.16%	06/01/25	1,640	1,640,000
Wisconsin (State of) Health & Educational Facilities Authority (Hospital Sisters Services, Inc.); Series 2012 E, Ref. VRD Obligated Group RB (LOC–Bank of Montreal)(d)(f)	0.03%	08/01/40	21,200	21,200,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.);
Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	12/01/36	8,800	8,800,000
Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	12/01/36	11,000	11,000,000
Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	12/01/32	8,630	8,630,000
Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.04%	08/01/30	5,600	5,600,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	05/01/30	490	490,000
Young Men’s Christian Association of Metropolitan Milwaukee, Inc. (The); Series 2008, VRD Notes (LOC–BMO Harris Bank, N.A.)(f)	0.14%	05/01/33	700	700,000
				1,738,912,393

Other Variable Rate Demand Notes–0.04%(e)
Federal Home Loan Mortgage Corp.; Series M028 A, VRD Multifamily Ctfs.	0.05%	09/15/24	8,660	8,660,000
Total Variable Rate Demand Notes (Cost $1,747,572,393)				1,747,572,393

Other Bonds and Notes–3.84%
General Electric Capital Corp. Sr. Unsec. Global Notes	2.15%	01/09/15	25,457	25,866,694
Royal Bank of Canada, Sr. Unsec. Medium-Term Notes(b)(c)(d)	0.40%	02/27/15	200,000	200,000,000
Wells Fargo Bank, N.A.,
Sr. Unsec. Medium-Term Notes(c)	0.32%	03/20/15	200,000	200,000,000
Unsec. Medium-Term Notes(c)	0.34%	03/20/15	225,000	225,000,000
Westpac Banking Corp. Sr. Unsec. Medium-Term Notes(b)(c)(d)	0.39%	03/06/15	150,000	150,000,000
Total Other Bonds and Notes (Cost $800,866,694)				800,866,694
TOTAL INVESTMENTS (excluding Repurchase Agreements)–82.56% (Cost $17,208,197,373)				17,208,197,373

			Repurchase Amount
Repurchase Agreements–17.43%(g)
BNP Paribas Securities Corp., Open agreement dated 12/26/12, (collateralized by Mortgage-backed securities & Corporate obligations valued at $54,353,938; 0.36%-6.50%, 08/01/16-08/25/46)(d)(h)	0.16%	—	—	50,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Credit Agricole Corp. & Investment Bank, Agreement dated 02/28/14, maturing value of $200,001,333 (collateralized by U.S. Treasury obligation valued at $204,000,043; 1.13%, 04/30/20)	0.08%	03/03/14	$200,001,333	$200,000,000
Credit Agricole Corp. & Investment Bank, Agreement dated 02/28/14, maturing value of $500,002,500 (collateralized by U.S. Treasury & U.S. Government sponsored agency obligations valued at $510,000,007; 1.13%-2.63%, 09/18/18-11/15/20)	0.06%	03/03/14	500,002,500	500,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 02/28/14, aggregate maturing value of $750,003,125 (collateralized by U.S. Treasury obligations valued at $765,000,004; 0.63%-10.63%, 08/15/15-02/15/43)	0.05%	03/03/14	209,564,408	209,563,535
Credit Suisse Securities (USA) LLC, Open agreement dated 04/25/13, (collateralized by Asset-backed & Mortgage-backed securities valued at $373,847,363; 0%-38.67%, 05/15/24-11/03/51)(d)(h)	0.56%	—	—	340,000,000
Federal Reserve Bank of New York, Agreement dated 02/28/14, maturing value of $250,001,042 (collateralized by U.S. Treasury obligation valued at $250,001,129; 3.88%, 05/15/18)	0.05%	03/03/14	250,001,042	250,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/26/14, maturing value of $368,286,836 (collateralized by Asset-backed securities, Mortgage-backed securities, U.S. Government sponsored agency obligations, Corporate obligations, Sovereign debt & other instruments valued at $402,304,603; 0%-11.75%, 03/19/14-10/01/66)(i)	0.46%	04/28/14	368,286,836	368,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/28/14, maturing value of $305,151,229 (collateralized by Asset-backed securities, Mortgage-backed securities, Corporate obligations & Sovereign debt valued at $333,404,721; 0%-9.00%, 09/01/15-12/29/99)	0.51%	04/04/14	305,151,229	305,000,000
RBC Capital Markets Corp., Joint agreement dated 02/28/14, aggregate maturing value of $750,003,750 (collateralized by U.S. Treasury obligation valued at $765,000,013; 0.63%, 02/15/17)	0.06%	03/03/14	500,002,500	500,000,000
RBC Capital Markets Corp., Joint Term agreement dated 01/31/14, aggregate maturing value of $200,045,000 (collateralized by U.S. Government sponsored agency obligations valued at $204,000,001; 3.50%, 04/01/32-10/20/42)(i)	0.09%	05/01/14	50,011,250	50,000,000
RBC Capital Markets Corp., Term agreement dated 02/03/14, maturing value of $100,068,250 (collateralized by Corporate & Municipal obligations valued at $105,000,000; 0%-8.63%, 03/15/14-08/15/47(d)(i)	0.27%	05/05/14	100,068,250	100,000,000
RBC Capital Markets Corp., Term agreement dated 12/12/13, maturing value of $75,048,750 (collateralized by Corporate obligations valued at $78,750,000; 0.24%-9.63%, 03/17/14-02/01/44)(d)(i)	0.26%	03/12/14	75,048,750	75,000,000
RBC Capital Markets Corp., Term agreement dated 12/18/13, maturing value of $150,097,500 (collateralized by Corporate obligations valued at $157,500,000; 0%-9.50%, 04/17/14-03/01/44)(d)(i)	0.26%	03/18/14	150,097,500	150,000,000
Societe Generale, Agreement dated 02/28/14, maturing value of $250,001,250 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,000; 2.50%-4.50%, 04/01/26-03/01/43)	0.06%	03/03/14	250,001,250	250,000,000
Wells Fargo Securities, LLC, Joint agreement dated 02/28/14, aggregate maturing value of $600,003,000 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $612,000,000; 0%-14.50%, 08/15/14-02/15/44)	0.06%	03/03/14	286,292,707	286,291,276
Total Repurchase Agreements (Cost $3,633,854,811)				3,633,854,811
TOTAL INVESTMENTS(j)(k)–99.99% (Cost $20,842,052,184)				20,842,052,184
OTHER ASSETS LESS LIABILITIES–0.01%				2,670,858
NET ASSETS–100.00%				$20,844,723,042

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation

Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds

RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Short-Term Investments Trust

Liquid Assets Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (“the 1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2014 was $6,758,314,541, which represented 32.42% of the Fund’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2014.
(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 12.3%; Canada: 11.0%; Japan: 10.2%; United Kingdom: 8.6%; Australia: 5.8%; other countries less than 5% each: 13.6%.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2014.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
U.S. Bancorp	5.2%

Portfolio Composition by Maturity

In days, as of 2/28/14

1-7	41.3%
8-30	9.6
31-60	12.2
61-90	10.0
91-180	18.0
181+	8.9

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Short-Term Investments Trust

Schedule of Investments

February 28, 2014

(Unaudited)

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–43.10%(a)

Asset-Backed Securities-Consumer Receivables-0.93%
Barton Capital LLC(c)	0.18%	11/06/14	$30,000	$30,000,000

Asset-Backed Securities–Fully Supported Bank–9.76%
Alpine Securitization Corp. (CEP–Credit Suisse AG)(b)(c)	0.11%	03/12/14	8,000	7,999,731
Alpine Securitization Corp. (CEP–Credit Suisse AG)(b)(c)	0.11%	03/14/14	50,000	49,998,014
Alpine Securitization Corp. (CEP–Credit Suisse AG)(b)(c)	0.11%	03/11/14	13,000	12,999,603
Cancara Asset Securitisation LLC (CEP–Lloyds Bank PLC)(b)(c)	0.14%	04/04/14	12,000	11,998,413
Cancara Asset Securitisation LLC (CEP–Lloyds Bank PLC)(b)(c)	0.14%	04/03/14	25,000	24,996,792
Concord Minutemen Capital Co., LLC Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(c)	0.20%	03/14/14	15,000	14,998,917
Concord Minutemen Capital Co., LLC, Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(c)	0.21%	03/04/14	20,000	19,999,650
Crown Point Capital Co., LLC Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(c)	0.20%	03/14/14	2,000	1,999,856
Crown Point Capital Co., LLC Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(c)	0.21%	03/06/14	5,000	4,999,854
Crown Point Capital Co., LLC Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(c)	0.20%	03/17/14	50,000	49,995,555
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	0.18%	03/03/14	50,000	49,999,500
Govco LLC (CEP–Citibank NA)(c)	0.12%	03/13/14	7,000	6,999,720
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(c)	0.20%	04/01/14	25,000	24,995,694
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(c)	0.20%	03/14/14	5,900	5,899,574
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(c)	0.21%	03/05/14	9,000	8,999,790
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(c)	0.20%	03/11/14	10,000	9,999,445
Manhattan Asset Funding Co., LLC (CEP–Sumitomo Mitsui Financial Group, Inc.)(b)(c)	0.15%	03/19/14	6,000	5,999,550
				312,879,658

Asset-Backed Securities–Multi-Purpose–16.65%
Atlantic Asset Securitization LLC(b)(c)	0.18%	08/06/14	16,000	16,000,000
Atlantic Asset Securitization, LLC(b)(c)	0.12%	03/10/14	40,000	39,998,800
Gemini Securitization Corp., LLC Cost(b)(c)	0.15%	03/07/14	50,000	49,998,750
Nieuw Amsterdam Receivables Corp.(b)(c)	0.14%	03/05/14	100,000	99,998,444
Nieuw Amsterdam Receivables Corp.(b)(c)	0.15%	03/24/14	26,000	25,997,508
Regency Markets No. 1 LLC(b)(c)	0.14%	03/12/14	50,000	49,997,861
Regency Markets No. 1 LLC(b)(c)	0.14%	03/13/14	75,731	75,727,466
Regency Markets No. 1 LLC(b)(c)	0.14%	03/14/14	20,000	19,998,989
Scaldis Capital LLC(b)(c)	0.13%	03/20/14	8,000	7,999,451
Scaldis Capital, LLC(b)(c)	0.12%	03/10/14	80,000	79,997,600
Scaldis Capital, LLC(b)(c)	0.00%	03/17/14	43,000	42,996,942
Versailles Commercial Paper LLC(c)	0.17%	04/04/14	25,000	24,995,986
				533,707,797

Diversified Banks–4.90%
Landesbank Hessen-Thueringen Girozentrale(b)(c)	0.12%	03/13/14	8,000	7,999,680
Lloyds Bank PLC(b)	0.08%	03/05/14	19,000	18,999,842
Natixis US Finance Co., LLC(b)	0.12%	03/05/14	12,000	11,999,840
Societe Generale North America, Inc.(b)	0.09%	03/10/14	18,000	17,999,618
Standard Chartered Bank(b)(c)	0.14%	04/08/14	100,000	99,985,750
				156,984,730

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Life & Health Insurance–1.87%
MetLife Short Term Funding LLC(c)	0.09%	03/05/14	$60,000	$59,999,400

Pharmaceuticals–2.50%
Sanofi Pharmaceuticals(b)(c)	0.07%	03/20/14	80,000	79,997,044

Regional Banks–4.30%
Macquarie Bank Ltd.(b)(c)	0.14%	03/31/14	80,000	79,990,667
Macquarie Bank Ltd.(b)(c)	0.15%	03/31/14	50,000	49,993,750
Sumitomo Mitsui Trust Bank Ltd.(b)(c)	0.14%	03/07/14	8,000	7,999,820
				137,984,237

Specialized Finance–2.19%
Kreditanstalt fur Wiederaufbau(b)(c)	0.09%	03/07/14	27,975	27,974,580
Kreditanstalt fur Wiederaufbau(b)(c)	1.50%	04/04/14	42,215	42,273,250
				70,247,830
Total Commercial Paper (Cost $1,381,800,696)				1,381,800,696

Certificates of Deposit–15.50%
Bank of Montreal(b)	0.09%	03/06/14	100,000	100,000,000
Barclays Bank PLC(b)	0.25%	03/11/14	60,000	60,000,000
Credit Agricole Corporate & Investment Bank(b)	0.11%	03/05/14	50,000	50,000,000
Nordea Bank(b)	0.05%	03/06/14	100,000	100,000,000
Norinchukin Bank (The)(b)	0.17%	03/17/14	30,000	30,000,000
Oversea-Chinese Banking Corp., Ltd.(b)	0.24%	03/04/14	25,000	25,000,145
Swedbank AB(b)	0.06%	03/04/14	15,000	15,000,000
Swedbank AB(b)	0.07%	03/04/14	17,000	17,000,000
Toronto-Dominion Bank(b)	0.11%	03/03/14	50,000	50,000,000
Toronto-Dominion Bank(b)	0.12%	03/03/14	50,000	50,000,000
Total Certificates of Deposit (Cost $497,000,145)				497,000,145

Variable Rate Demand Notes–8.29%(d)
Credit Enhanced–8.29%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.16%	06/01/29	2,355	2,355,000
Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(c)(e)	0.05%	10/01/25	3,000	3,000,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(e)	0.14%	12/01/28	2,600	2,600,000
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(e)	0.04%	11/01/40	5,860	5,860,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(e)	0.03%	01/01/33	2,015	2,015,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2007, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.03%	06/01/37	5,000	5,000,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(e)	0.03%	03/01/34	1,800	1,800,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.03%	04/01/38	27,200	27,200,000
Franklin (County of), Ohio (Doctors Ohio Health Corp.); Sub. Series 1998 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(e)	0.03%	12/01/28	5,450	5,450,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(e)	0.03%	03/01/30	1,800	1,800,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.03%	04/01/38	8,600	8,600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.04%	01/01/16	$5,795	$5,795,000
Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.04%	08/01/28	11,530	11,530,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.03%	02/01/24	5,700	5,700,000
Indiana (State of) Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.04%	02/01/39	3,700	3,700,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank N.A.)(e)	0.03%	09/01/48	5,000	5,000,000
Jacksonville (City of), Florida Housing Finance Authority (St. Augustine Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.03%	07/15/33	3,830	3,830,000
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(e)	0.02%	10/01/38	2,390	2,390,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.04%	10/15/38	16,399	16,399,000
Minnetonka (City of), Minnesota (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.03%	11/15/31	4,000	4,000,000
Monmouth (City of), Illinois (Monmouth College); Series 2005, VRD IDR (LOC–PNC Bank, N.A.)(e)	0.05%	06/01/35	5,440	5,440,000
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds Bank PLC)(b)(e)	0.05%	07/01/38	935	935,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.03%	02/15/34	3,695	3,695,000
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(e)	0.04%	01/01/18	5,600	5,600,000
New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.04%	01/01/24	14,000	14,000,000
New York (State of) Long Island Power Authority; Series 2012 D, VRD Electric System General RB (LOC–TD Bank, N.A.)(e)	0.02%	12/01/29	43,600	43,600,000
Newport (City of) (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(e)	0.04%	04/01/32	1,610	1,610,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.06%	09/01/27	2,815	2,815,000
Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(e)	0.05%	06/01/23	5,500	5,500,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.07%	10/15/38	1,600	1,600,000
Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Barclays Bank PLC)(b)(e)	0.03%	12/01/38	15,000	15,000,000
Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC–Canadian Imperial Bank of Commerce)(b)(e)	0.04%	03/01/36	11,000	11,000,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(e)	0.03%	11/01/29	1,800	1,800,000
St. Louis (County of), Missouri Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.03%	04/15/27	9,170	9,170,000
Washington (State of) Housing Finance Commission (Bertschi School); Series 2006, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(e)	0.03%	06/01/35	5,525	5,525,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.04%	12/01/36	6,400	6,400,000
Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.04%	03/01/36	5,800	5,800,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.05%	05/01/30	2,415	2,415,000
Total Variable Rate Demand Notes (Cost $265,929,000)				265,929,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–0.41%
Overseas Private Investment Corp. (OPIC)–0.41%
Unsec. VRD COP Bonds(d) (Cost $13,000,000)	0.12%	05/15/30	$13,000	$13,000,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–67.30% (Cost $2,157,729,841)				2,157,729,841

			Repurchase Amount
Repurchase Agreements–32.67%(f)
Credit Agricole Corp. & Investment Bank, Agreement dated 02/28/14, maturing value of $250,001,250 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,001; 3.00%-4.00%, 02/01/27-10/01/42)	0.06%	03/03/14	250,001,250	250,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 02/28/14, aggregate maturing value of $750,003,125 (collateralized by U.S. Treasury obligations valued at $765,000,004; 0.63%-10.63%, 08/15/15-02/15/43)	0.05%	03/03/14	127,506,506	127,505,975
ING Financial Markets, LLC, Joint agreement dated 02/28/14, aggregate maturing value $550,002,750 (collateralized by U.S. Government sponsored agency obligations valued at $561,000,090; 2.04%-4.50%, 06/01/25-09/01/43)	0.06%	03/03/14	200,001,000	200,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/26/14, maturing value $55,042,869 (collateralized by Asset-backed securities obligations, Mortgage-backed securities obligations, U.S. Government sponsored agency obligations, Sovereign debt & Municipal obligations valued at $59,843,220; 0%-10.80%, 02/01/15-11/25/52(g)	0.46%	04/28/14	55,042,869	55,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/28/14, maturing value $25,019,167 (collateralized by Asset-backed & Mortgaged backed securities valued at $27,500,000; 0%-6.39%, 01/01/32-12/28/38)	0.46%	04/29/14	25,019,167	25,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/28/14, maturing value $45,022,313 (collateralized by Asset-backed securities, Mortgage-backed securities, Corporate obligations & Sovereign debt valued at $49,087,701; 0%-11.75%, 02/15/15-04/25/52)	0.51%	04/04/14	45,022,313	45,000,000
RBC Capital Markets Corp., Joint Term agreement dated 01/31/14, aggregate maturing value $200,045,000 (collateralized by U.S. Government sponsored agency obligations valued at $204,000,001; 3.50%, 04/01/32-10/20/42)(b)(g)	0.09%	05/01/14	100,022,500	100,000,000
RBC Capital Markets Corp., Term agreement dated 02/03/14, maturing value $50,034,125 (collateralized by Corporate & Municipal obligations valued at $52,500,000; 0%-8.36%, 06/01/15-04/01/49)(b)	0.27%	05/05/14	50,034,125	50,000,000
RBC Capital Markets Corp., Term agreement dated 12/12/13, maturing value $95,061,750 (collateralized by Corporate obligations valued at $99,750,000; 0.42%-9.63%, 10/31/14-12/15/43)(b)	26.00%	03/12/14	95,061,750	95,000,000
Wells Fargo Securities, LLC, Term agreement dated 02/07/14, maturing value of $100,049,167 (collateralized by Asset-backed securities, Mortgage-backed securities, Corporate obligations, Sovereign debt & other instruments valued at $104,577,713; 0%-8.88%, 03/05/14-12/15/43)	0.30%	04/07/14	100,049,167	100,000,000
Total Repurchase Agreements (Cost $1,047,505,975)				1,047,505,975
TOTAL INVESTMENTS(h)(i)–99.97% (Cost $3,205,235,816)				3,205,235,816
OTHER ASSETS LESS LIABILITIES–0.03%				968,729
NET ASSETS–100.00%				$3,206,204,545

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Short-Term Investments Trust

STIC Prime Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 11.1%; France: 10.8%; Japan: 6.9; United Kingdom: 14.3; other countries less than 5% each: 16.9%.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2014 was $1,335,801,396, which represented 41.66% of the Fund’s Net Assets.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2014.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1I.
(g)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(h)	Also represents cost for federal income tax purposes.
(i)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

Portfolio Composition by Maturity

In days, as of 2/28/14

1-7	62.3%
8-30	20.6
31-60	17.1

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Short-Term Investments Trust

Schedule of Investments

February 28, 2014

(Unaudited)

Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–55.36%
U.S. Treasury Bills–45.66%(a)
U.S. Treasury Bills	0.05%	04/03/14	$250,000	$249,989,687
U.S. Treasury Bills	0.07%	04/03/14	750,000	749,955,312
U.S. Treasury Bills	0.06%	04/10/14	260,000	259,983,245
U.S. Treasury Bills	0.07%	04/10/14	750,000	749,945,833
U.S. Treasury Bills	0.13%	04/10/14	250,000	249,965,278
U.S. Treasury Bills	0.04%	04/17/14	750,000	749,963,281
U.S. Treasury Bills	0.16%	04/17/14	250,000	249,949,410
U.S. Treasury Bills	0.04%	04/24/14	500,000	499,969,626
U.S. Treasury Bills	0.07%	04/24/14	250,000	249,974,688
U.S. Treasury Bills	0.08%	04/24/14	300,000	299,966,250
U.S. Treasury Bills	0.05%	05/01/14	700,000	699,940,694
U.S. Treasury Bills	0.07%	05/01/14	300,000	299,963,146
U.S. Treasury Bills	0.09%	05/01/14	300,000	299,954,250
U.S. Treasury Bills	0.08%	05/08/14	350,000	349,946,639
U.S. Treasury Bills	0.10%	05/15/14	300,000	299,940,625
U.S. Treasury Bills	0.10%	05/22/14	350,000	349,922,270
U.S. Treasury Bills	0.10%	05/29/14	350,000	349,913,472
U.S. Treasury Bills	0.10%	06/05/14	250,000	249,931,334
U.S. Treasury Bills	0.07%	06/19/14	200,000	199,955,694
U.S. Treasury Bills	0.09%	07/03/14	350,000	349,891,500
U.S. Treasury Bills	0.09%	07/10/14	300,000	299,907,209
U.S. Treasury Bills	0.06%	07/17/14	300,000	299,928,126
U.S. Treasury Bills	0.06%	07/24/14	250,000	249,939,583
				8,608,797,152

U.S. Treasury Notes–9.70%
U.S. Treasury Notes	1.25%	04/15/14	925,000	926,348,773
U.S. Treasury Notes	0.25%	04/30/14	438,000	438,130,892
U.S. Treasury Notes	1.88%	04/30/14	212,000	212,636,928
U.S. Treasury Notes	2.25%	05/31/14	250,000	251,357,635
				1,828,474,228
Total U.S. Treasury Securities (Cost $10,437,271,380)				10,437,271,380
TOTAL INVESTMENTS (excluding Repurchase Agreements)–55.36% (Cost $10,437,271,380)				10,437,271,380

			Repurchase Amount
Repurchase Agreements–44.61%(b)
Barclays Capital Inc., Agreement dated 02/28/14, maturing value of $200,000,833 (collateralized by U.S. Treasury obligation valued at $204,000,007; 0.63%, 11/30/17)	0.05%	03/03/14	200,000,833	200,000,000
Barclays Capital Inc., Term agreement dated 02/24/14, maturing value of $300,015,000 (collateralized by U.S. Treasury obligations valued at $306,000,050; 0.25%-2.75%, 04/15/15-08/31/19)	0.05%	04/01/14	300,015,000	300,000,000
BNP Paribas Securities Corp., Agreement dated 02/28/14, maturing value $294,001,225 (collateralized by U.S. Treasury obligations valued at $299,880,074; 0.63%-1.00%, 08/31/17-11/30/19)	0.05%	03/03/14	294,001,225	294,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
BNP Paribas Securities Corp., Term agreement dated 02/12/14, maturing value $1,000,038,889 (collateralized by U.S. Treasury obligations valued at $1,020,000,043; 0.13%-4.00%, 07/31/14-08/15/20)(c)	0.04%	03/19/14	$1,000,038,889	$1,000,000,000
CIBC World Markets Corp., Agreement dated 02/28/14, maturing value of $100,000,417 (collateralized by U.S. Treasury obligations valued at $102,002,703; 0.25%-3.75%, 12/31/15-02/15/44)	0.05%	03/03/14	100,000,417	100,000,000
Citigroup Global Markets Inc., Agreement dated 02/28/14, maturing value of $500,002,083 (collateralized by U.S. Treasury obligations valued at $510,000,001; 0%-4.25%, 04/15/14-05/15/43)	0.05%	03/03/14	500,002,083	500,000,000
Citigroup Global Markets Inc., Open agreement dated 02/03/14 (collateralized by U.S. Treasury obligations valued at $510,000,011; 0%-6.00%, 05/22/14-02/15/29)(d)	0.03%	—	—	500,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 02/28/14, aggregate maturing value of $750,003,125 (collateralized by U.S. Treasury obligations valued at $765,000,004; 0.63%-10.63%, 08/15/15-02/15/43)	0.05%	03/03/14	52,544,143	52,543,924
Deutsche Bank Securities Inc., Term agreement dated 01/06/14, maturing value of $500,075,833 (collateralized by U.S. Treasury obligations valued at $510,000,001; 0%-8.50%, 06/26/14-08/15/39)(c)	0.06%	04/07/14	500,075,833	500,000,000
Federal Reserve Bank of New York, Agreement dated 02/28/14, maturing value of $900,003,750 (collateralized by U.S. Treasury obligations valued at $900,003,859; 3.00%-3.88%, 05/15/18-05/15/42)	0.05%	03/03/14	900,003,750	900,000,000
Goldman, Sachs & Co., Joint term agreement dated 02/18/14, aggregate maturing value of $1,100,045,833 (collateralized by U.S. Treasury obligations valued at $1,122,000,012; 0.13%-2.38%, 04/15/16-01/15/26)(c)	0.05%	03/20/14	750,031,250	750,000,000
HSBC Securities (USA) Inc., Agreement dated 02/28/14, maturing value of $200,000,833 (collateralized by U.S. Treasury obligations valued at $204,000,987; 1.38%-8.00%, 12/31/14-11/15/21)	0.05%	03/03/14	200,000,833	200,000,000
HSBC Securities (USA) Inc., Joint term agreement dated 02/25/14, aggregate maturing value of $1,000,007,778 (collateralized by U.S. Treasury obligations valued at $1,020,001,335; 0.25%-5.13%, 06/30/14-11/15/43)(c)	0.04%	03/04/14	650,005,056	650,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Agreement dated 02/28/14, maturing value $95,284,622 (collateralized by U.S. Treasury obligation valued at $97,190,064; 1.00%, 09/30/19)	0.04%	03/03/14	95,284,622	95,284,304
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/25/14, maturing value $600,003,500 (collateralized by U.S. Treasury obligations valued at $612,000,047; 0%-7.25%, 03/13/14-08/15/22)(c)	0.03%	03/04/14	600,003,500	600,000,000
Morgan Stanley, Agreement dated 02/28/14, maturing value $200,000,833 (collateralized by U.S. Treasury obligations valued at $204,000,009; 1.38%-4.13%, 05/15/15-05/15/18)	0.05%	03/03/14	200,000,833	200,000,000
RBC Capital Markets Corp., Term agreement dated 01/31/14, maturing value $750,093,750 (collateralized by U.S. Treasury obligations valued at $765,000,025; 0%-11.25%, 03/06/14-02/15/44)(c)	0.05%	05/01/14	750,093,750	750,000,000
Societe Generale, Agreement dated 02/28/14, maturing value of $494,002,058 (collateralized by U.S. Treasury obligation valued at $503,880,009; 1.25%, 07/15/20)	0.05%	03/03/14	494,002,058	494,000,000
Wells Fargo Securities, LLC, Agreement dated 02/28/14, maturing value $325,001,354 (collateralized by U.S. Treasury obligations valued at $331,500,040; 0%-8.75%, 04/15/14-11/15/43)	0.05%	03/03/14	325,001,354	325,000,000
Total Repurchase Agreements (Cost $8,410,828,228)				8,410,828,228
TOTAL INVESTMENTS(e)–99.97% (Cost $18,848,099,608)				18,848,099,608
OTHER ASSETS LESS LIABILITIES–0.03%				6,583,194
NET ASSETS–100.00%				$18,854,682,802

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Short-Term Investments Trust

Treasury Portfolio

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Principal amount equals value at period end. See Note 1I.
(c)	The Fund may demand payment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(d)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(e)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/14

1-7	43.0%
8-30	0.0
31-60	29.4
61-90	17.5
91-180	10.1
181+	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Short-Term Investments Trust

Schedule of Investments

February 28, 2014

(Unaudited)

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–48.97%
Federal Farm Credit Bank (FFCB)–5.67%
Unsec. Disc. Notes(a)	0.10%	05/02/14	$25,000	$24,995,695
Unsec. Disc. Notes(a)	0.08%	06/03/14	50,000	49,989,556
Unsec. Disc. Notes(a)	0.13%	07/23/14	20,000	19,989,600
Unsec. Disc. Notes(a)	0.14%	07/25/14	49,000	48,972,179
Unsec. Disc. Notes(a)	0.14%	08/20/14	60,000	59,959,867
Unsec. Notes(b)	0.08%	09/16/14	50,000	49,994,480
Unsec. Notes(b)	0.09%	10/28/14	25,000	24,998,305
Unsec. Notes(b)	0.11%	11/24/14	25,000	25,001,005
Unsec. Notes(b)	0.13%	01/13/15	70,000	69,993,901
				373,894,588

Federal Home Loan Bank (FHLB)–29.41%
Unsec. Bonds	0.13%	04/11/14	50,000	49,997,487
Unsec. Bonds	0.14%	05/22/14	75,000	75,000,159
Unsec. Bonds	0.15%	10/09/14	50,000	49,998,734
Unsec. Bonds	0.13%	10/30/14	50,000	49,992,787
Unsec. Disc. Notes(a)	0.09%	04/02/14	122,850	122,840,718
Unsec. Disc. Notes(a)	0.09%	04/04/14	75,000	74,993,625
Unsec. Disc. Notes(a)	0.10%	04/04/14	135,000	134,987,420
Unsec. Disc. Notes(a)	0.09%	04/09/14	50,000	49,995,125
Unsec. Disc. Notes(a)	0.11%	04/09/14	75,000	74,991,469
Unsec. Disc. Notes(a)	0.09%	04/11/14	86,578	86,569,126
Unsec. Disc. Notes(a)	0.11%	04/11/14	60,500	60,492,765
Unsec. Disc. Notes(a)	0.07%	04/25/14	50,000	49,994,653
Unsec. Disc. Notes(a)	0.08%	04/30/14	75,000	74,990,625
Unsec. Disc. Notes(a)	0.10%	05/02/14	50,000	49,991,389
Unsec. Disc. Notes(a)	0.12%	07/02/14	75,000	74,969,250
Unsec. Disc. Notes(a)	0.13%	07/07/14	50,000	49,976,889
Unsec. Disc. Notes(a)	0.11%	08/01/14	56,280	56,254,885
Unsec. Global Bonds	0.06%	04/02/14	70,000	69,998,249
Unsec. Global Notes(b)	0.14%	04/04/14	80,000	79,998,865
Unsec. Global Notes(b)	0.10%	04/25/14	125,000	125,000,841
Unsec. Global Notes(b)	0.09%	04/28/14	60,000	60,000,000
Unsec. Global Notes(b)	0.10%	05/01/14	75,000	75,000,099
Unsec. Global Notes(b)	0.11%	05/27/14	39,500	39,502,099
Unsec. Global Notes(b)	0.14%	06/16/14	50,000	50,000,000
Unsec. Global Notes(b)	0.10%	08/12/14	80,000	80,000,000
Unsec. Global Notes(b)	0.20%	08/19/15	50,000	49,985,124
Unsec. Global Notes(b)	0.00%	09/08/15	75,000	74,982,848
Unsec. Notes(b)	0.11%	10/22/14	50,000	50,000,000
				1,940,505,231

Federal Home Loan Mortgage Corp. (FHLMC)–9.00%
Unsec. Disc. Notes(a)	0.05%	04/14/14	74,616	74,611,440
Unsec. Disc. Notes(a)	0.11%	04/14/14	75,000	74,990,375

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Mortgage Corp. (FHLMC)–(continued)
Unsec. Disc. Notes(a)	0.10%	04/21/14	$75,000	$74,989,375
Unsec. Disc. Notes(a)	0.09%	04/28/14	50,000	49,992,508
Unsec. Disc. Notes(a)	0.11%	05/22/14	65,000	64,983,714
Unsec. Disc. Notes(a)	0.09%	06/18/14	50,000	49,986,375
Unsec. Disc. Notes(a)	0.08%	07/14/14	55,000	54,983,294
Unsec. Disc. Notes(a)	0.15%	10/06/14	50,000	49,953,158
Unsec. Disc. Notes(a)	0.17%	01/06/15	50,000	49,926,570
Unsec. Global Bonds	0.75%	11/25/14	49,427	49,644,799
				594,061,608

Federal National Mortgage Association (FNMA)–3.57%
Unsec. Disc. Notes(a)	0.12%	09/15/14	50,000	49,967,000
Unsec. Disc. Notes(a)	0.12%	09/16/14	50,000	49,966,833
Unsec. Global Bonds	0.88%	08/28/14	75,000	75,279,824
Unsec. Global Notes(b)	0.13%	06/20/14	60,398	60,407,932
				235,621,589

Overseas Private Investment Corp. (OPIC)–1.32%
Gtd. VRD COP Bonds(c)	0.12%	07/15/25	37,000	37,000,000
Gtd. VRD COP Bonds(c)	0.12%	07/09/26	50,000	50,000,000
				87,000,000
Total U.S. Government Sponsored Agency Securities (Cost $3,231,083,016)				3,231,083,016
TOTAL INVESTMENTS (excluding Repurchase Agreements)—48.97% (Cost $3,231,083,016)				3,231,083,016

			Repurchase Amount
Repurchase Agreements–52.17%(d)
Barclays Capital Inc., Joint term agreement dated 02/28/14, aggregate maturing value $400,003,889 (collateralized by U.S. Government sponsored agency obligations valued at $408,001,043; 0%-4.70%, 10/09/19-07/15/33)(e)	0.05%	03/07/14	300,002,917	300,000,000
BMO Capital Markets Corp., Joint agreement date 02/28/14, aggregate maturing value of $250,001,250 (collateralized by U.S. Government sponsored & U.S. Treasury obligations valued at $255,000,583; 0%-10.70%, 03/13/14-11/15/43)	0.06%	03/03/14	100,000,500	100,000,000
BNP Paribas Securities Corp., Term agreement dated 02/12/14, maturing value $300,011,667 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,747; 0%-6.75%, 04/23/14-06/22/35)(e)	0.04%	03/19/14	300,011,667	300,000,000
Citigroup Global Markets Inc., Joint agreement dated 02/28/14, aggregate maturing value $250,001,250 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $255,000,001; 0%-6.24%, 04/15/14-07/15/45)	0.06%	03/03/14	200,001,000	200,000,000
Citigroup Global Markets Inc., Joint open agreement dated 02/03/14 (collateralized by U.S. Treasury obligations valued at $255,000,099; 0.25%-9.88%, 11/30/14-07/15/23)(f)	0.04%	—	—	200,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 02/28/14, aggregate maturing value of $750,003,125 (collateralized by U.S. Treasury obligations valued at $765,000,004; 0.63%-10.63%, 08/15/15-02/15/43)	0.05%	03/03/14	142,211,497	142,210,904
Deutsche Bank Securities Inc., Joint agreement dated 02/28/14, aggregate maturing value of $400,001,667 (collateralized by U.S. Treasury obligations valued at $408,000,017; 0.13%-3.88%, 08/31/14-08/15/40)	0.05%	03/03/14	200,000,834	200,000,000
Deutsche Bank Securities Inc., Joint term agreement dated 01/06/14, aggregate maturing value of $350,061,931 (collateralized by U.S. Government sponsored agency obligations valued at $357,000,315; 0%-9.80%, 04/11/14-04/17/36)(e)	0.07%	04/07/14	300,053,084	300,000,000
Federal Reserve Bank of New York, Agreement dated 02/28/14, maturing value of $600,002,500 (collateralized by U.S. Treasury obligation valued at $600,002,553; 3.88%, 05/15/18)	0.05%	03/03/14	600,002,500	600,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Goldman, Sachs & Co., Joint term agreement dated 02/28/14, aggregate maturing value of $1,100,045,833 (collateralized by U.S. Treasury obligations valued at $1,122,000,012; 0.13%-2.38%, 04/15/16-01/15/26)(e)	0.05%	03/20/14	$300,012,500	$300,000,000
HSBC Securities (USA) Inc., Joint term agreement dated 02/25/14, aggregate maturing value of $1,000,007,778 (collateralized by U.S. Treasury obligations valued at $1,020,001,335; 0.25%-5.13%, 06/30/14-11/15/43)(e)	0.04%	03/04/14	300,002,333	300,000,000
ING Financial Markets, LLC, Agreement dated 02/28/14, maturing value $200,000,833 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $204,004,361; 0.00%-6.38%, 03/14/14-02/15/44)	0.05%	03/03/14	200,000,833	200,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Joint term agreement dated 02/25/14, aggregate maturing value $350,002,042 (collateralized by U.S. Government sponsored & U.S. Treasury obligations valued at $357,000,016; 0.00%-6.25%, 03/15/14-09/15/39)(e)	0.03%	03/04/14	300,001,750	300,000,000
Total Repurchase Agreements (Cost $3,442,210,904)				3,442,210,904
TOTAL INVESTMENTS(g)–101.14% (Cost $6,673,293,920)				6,673,293,920
OTHER ASSETS LESS LIABILITIES–(1.14)%				(75,354,897)
NET ASSETS–100.00%				$6,597,939,023

Investment Abbreviations:

COP	– Certificates of Participation
Disc.	– Discounted
Gtd.	– Guaranteed
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2014.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2014.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(g)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/14

1-7	52.9%
8-30	0.0
31-60	19.7
61-90	6.1
91-180	9.8
181+	11.5

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Short-Term Investments Trust

Schedule of Investments

February 28, 2014

(Unaudited)

Government TaxAdvantage Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–92.24%
Federal Farm Credit Bank (FFCB)–39.09%
Disc. Notes(a)	0.08%	04/01/14	$5,000	$4,999,655
Disc. Notes(a)	0.11%	07/14/14	10,000	9,995,875
Disc. Notes(a)	0.07%	07/10/14	10,000	9,997,453
Disc. Notes(a)	0.13%	07/23/14	5,000	4,997,400
Unsec. Bonds(b)	0.10%	04/17/14	11,300	11,300,633
Unsec. Disc. Notes(a)	0.01%	03/03/14	50,065	50,064,624
Unsec. Notes(b)	0.13%	01/13/15	10,000	9,999,129
				101,354,769

Federal Home Loan Bank (FHLB)–33.86%
Unsec. Disc. Notes(a)	0.10%	04/09/14	5,400	5,399,415
Unsec. Disc. Notes(a)	0.10%	04/16/14	7,200	7,199,126
Unsec. Disc. Notes(a)	0.10%	05/02/14	5,000	4,999,139
Unsec. Disc. Notes(a)	0.10%	05/07/14	5,000	4,999,042
Unsec. Disc. Notes(a)	0.11%	05/14/14	5,000	4,998,869
Unsec. Disc. Notes(a)	0.11%	05/16/14	5,200	5,198,792
Unsec. Disc. Notes(a)	0.07%	05/21/14	10,000	9,998,425
Unsec. Disc. Notes(a)	0.12%	05/23/14	5,000	4,998,617
Unsec. Disc. Notes(a)	0.06%	05/30/14	10,000	9,998,475
Unsec. Disc. Notes(a)	0.13%	05/30/14	5,000	4,998,412
Unsec. Global Bonds	0.06%	03/20/14	15,000	14,999,879
Unsec. Global Bonds(b)	0.10%	04/25/14	10,000	10,000,000
				87,788,191

Tennessee Valley Authority (TVA)–19.29%
Sr. Unsec. Disc. Notes(a)	0.03%	03/06/14	50,000	49,999,827
Total U.S. Government Sponsored Agency Securities (Cost $239,142,787)				239,142,787

U.S. Treasury Notes–7.74%
U.S. Treasury Notes	0.25%	04/30/14	10,000	10,003,309
U.S. Treasury Notes	0.25%	06/30/14	5,000	5,002,917
U.S. Treasury Notes	2.38%	08/31/14	5,000	5,056,636
Total U.S. Treasury Securities (Cost $20,062,862)				20,062,862
TOTAL INVESTMENTS(c)–99.98% (Cost $259,205,649)				259,205,649
OTHER ASSETS LESS LIABILITIES–0.02%				42,773
NET ASSETS–100.00%				$259,248,422

Investment Abbreviations:

Disc.	– Discounted
Sr.	– Senior
Unsec.	– Unsecured

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Short-Term Investments Trust

Government TaxAdvantage Portfolio

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2014.
(c)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/14

1-7	38.6%
8-30	5.8
31-60	15.0
61-90	17.4
91-180	17.4
181+	5.8

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Short-Term Investments Trust

Schedule of Investments

February 28, 2014

(Unaudited)

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–99.69%
Alabama–0.39%
Tuscaloosa (County of) Industrial Development Authority (Hunt Refining Co.); Series 2011 J, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.04%	04/01/28	$3,000	$3,000,000

Arizona–2.10%
Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.06%	12/01/37	12,935	12,935,000
Sierra Vista (City of) Industrial Development Authority (Mountain Steppes Apartments); Series 2001A, Ref. VRD MFH RB (CEP–FNMA)(a)	0.03%	06/15/31	3,345	3,345,000
				16,280,000

California–0.26%
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009 C, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.02%	11/01/38	2,000	2,000,000

Colorado–3.26%
Colorado (State of) Educational & Cultural Facilities Authority (Caldwell Academy); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.04%	06/01/33	8,285	8,285,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.14%	07/01/34	1,825	1,825,000
Colorado (State of) Housing & Finance Authority (Winridge Apartments); Series 1998, Ref. VRD MFH RB (CEP–FNMA)(a)	0.04%	02/15/28	2,000	2,000,000
Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.16%	03/01/17	7,100	7,100,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)	0.04%	07/01/21	4,090	4,090,000
Pueblo (County of) (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	12/01/23	2,010	2,010,000
				25,310,000

District of Columbia–0.31%
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.20%	01/01/29	2,400	2,400,000

Florida–2.45%
JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB(a)(d)(e)	0.05%	04/01/17	2,275	2,275,000
Marion (County of) Housing Finance Authority (Paddock Park Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.03%	10/15/32	1,125	1,125,000
Orlando & Orange (Counties of) Expressway Authority; Subseries 2008 B-1, Ref. VRD RB (LOC–Bank of Montreal)(a)(b)(c)	0.03%	07/01/40	15,600	15,600,000
				19,000,000

Georgia–0.53%
Gwinnett (County of) Housing Authority (The Greens Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)	0.05%	06/15/25	4,100	4,100,000

Illinois–8.73%
Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.03%	03/01/30	14,845	14,845,000
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris N.A.)(a)(b)	0.03%	02/01/42	12,400	12,400,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.04%	01/01/16	190	190,000
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club and Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.14%	08/01/30	4,700	4,700,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Newberry Library); Series 1988, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.04%	03/01/28	$800	$800,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008-B, VRD RB(a)	0.03%	12/01/46	5,700	5,700,000
Illinois (State of) Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.06%	03/01/22	5,000	5,000,000
Illinois (State of) Finance Authority (St. Ignatius College Prep.); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.04%	06/01/32	1,500	1,500,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.04%	01/01/37	5,820	5,820,000
Illinois (State of) Finance Authority (Uhlich Children’s Advantage); Series 2006, VRD RB (LOC–U.S. Bank N.A.)(a)(b)	0.06%	05/01/36	4,605	4,605,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–BMO Harris N.A.)(a)(b)	0.06%	10/01/33	4,000	4,000,000
University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.04%	01/15/22	8,120	8,120,000
				67,680,000

Indiana–5.54%
Fort Wayne (City of) (University of Saint Francis); Series 2008, VRD Economic Development RB (LOC–JPMorgan Chase Bank N.A.)(a)(b)	0.05%	08/01/28	1,600	1,600,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.14%	08/01/37	2,300	2,300,000
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 C, VRD Midwestern Disaster Relief RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.03%	06/01/40	5,100	5,100,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group); Series 2008 I, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.03%	11/01/37	18,260	18,260,000
Indiana (State of) Health Facility Financing Authority (Stone Belt Arc, Inc.); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.14%	02/01/25	1,655	1,655,000
Indianapolis (City of) (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)(a)	0.04%	05/15/38	14,000	14,000,000
				42,915,000

Iowa–0.79%
Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)(a)	0.04%	05/01/31	2,000	2,000,000
Iowa (State of) Higher Education Loan Authority (Private Education Working Capital Loan Program-Morningside College); Series 2013 C, RAN (LOC–U.S. Bank N.A.)(b)	2.00%	05/15/14	2,000	2,007,170
Polk (County of); Series 2013 B, Unlimited Tax GO Bonds	2.25%	06/01/14	2,095	2,105,553
				6,112,723

Kansas–1.42%
Kansas (State of) Development Finance Authority (Chesapeake Apartments JV GP LLC); Series 2000 M, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.03%	07/01/30	5,500	5,500,000
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)(d)	0.03%	03/01/31	3,500	3,500,000
Wichita (City of); Series 2011 D, Ref. Unlimited Tax GO Bonds	4.00%	09/01/14	2,000	2,038,146
				11,038,146

Kentucky–3.20%
Warren (County of) (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.05%	06/01/30	24,800	24,800,000

Maryland–2.02%
Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	07/01/32	4,760	4,760,000
Maryland (State of) Health & Higher Educational Facilities Authority (The Chimes, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	07/01/33	4,845	4,845,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–(continued)
Montgomery (County of); Series 2006 A, Consolidated Public Improvement Unlimited Tax GO Bonds	5.00%	05/01/14	$6,000	$6,048,007
				15,653,007

Massachusetts–1.45%
University of Massachusetts Building Authority; Series 2013 B-1,Commercial Paper Notes	0.10%	04/03/14	11,250	11,250,000

Michigan–5.82%
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-2, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.04%	10/15/30	14,715	14,715,000
Michigan (State of) State Building Authority (Facilities Program); Series 2007 I, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.03%	10/15/42	20,285	20,285,000
Southfield (City of) Economic Development Corp. (Lawrence Technological University); Series 2000, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.04%	02/01/35	4,215	4,215,000
West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.05%	04/01/22	5,935	5,935,000
				45,150,000

Minnesota–1.84%
Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.04%	04/01/37	5,835	5,835,000
St. Paul (City of) Port Authority; Series 2014-1, Ref. Unlimited Tax GO Bonds	2.00%	03/01/15	750	763,328
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, LP); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.04%	10/01/33	7,675	7,675,000
				14,273,328

Mississippi–0.13%
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone IDR(a)	0.04%	12/01/30	1,000	1,000,000

Missouri–4.34%
Independence (City of) Industrial Development Authority (The Groves & Graceland College Nursing Arts Center); Series 1997 A, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.20%	11/01/27	1,725	1,725,000
St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.06%	12/01/27	14,500	14,500,000
St. Joseph (City of), Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(a)(b)(c)	0.04%	11/15/43	17,400	17,400,000
				33,625,000

New Hampshire–2.70%
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.04%	01/01/18	6,000	6,000,000
New Hampshire (State of) Health & Education Facilities Authority (Exeter Hospital Obligated Group); Series 2003, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.03%	10/01/33	14,030	14,030,000
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.03%	09/01/37	900	900,000
				20,930,000

New Jersey–1.55%
New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.04%	01/01/24	12,000	12,000,000

New York–1.61%
Metropolitan Transportation Authority; Subseries 2008 A-2, Ref. VRD RB (LOC–Bank of Tokyo Mitsubishi UFJ, Ltd. (The))(a)(b)(c)	0.03%	11/01/31	3,455	3,455,000
New York (State of) Housing Finance Agency (Clinton Park Housing); Series 2010 A, VRD RB (CEP–FHLMC)(a)	0.03%	11/01/44	8,000	8,000,000
New York (State of) Housing Finance Agency (Maestro West Chelsea Housing); Series 2013 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.03%	11/01/47	1,000	1,000,000
				12,455,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–6.04%
Cambridge (City of) (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC–PNC Bank, N.A.)(a)(b)	0.04%	12/01/21	$8,030	$8,030,000
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(a)(b)	0.04%	11/01/40	5,000	5,000,000
Cleveland (City of) & Cuyahoga (County of) Port Authority (Carnegie/89th Garage & Service Center, LLC); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.04%	01/01/37	33,780	33,780,000
				46,810,000

Oregon–0.99%
Clackamas (County of) Hospital Facility Authority (Legacy Health System); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	06/01/37	7,700	7,700,000

Pennsylvania–13.65%
Beaver (County of) Industrial Development Authority (Metropolitan Edison Co.); Series 2005 A, Ref. VRD PCR (LOC–Bank of Nova Scotia)(a)(b)(c)	0.04%	07/15/21	8,500	8,500,000
Emmaus (City of) General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	03/01/30	10,000	10,000,000
Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Sr. Health & Housing Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.06%	09/01/18	2,025	2,025,000
Lancaster (County of) Industrial Development Authority (Willow Valley Retirement Community); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	12/01/39	10,000	10,000,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.05%	10/15/25	7,080	7,080,000
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds Bank PLC)(a)(b)(c)	0.05%	07/01/38	36,005	36,005,000
Pennsylvania (State of) Economic Development Financing Authority (Moosic Realty Partners, L.P.); Series 2010 A-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.05%	04/01/20	1,700	1,700,000
Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Barclays Bank PLC)(a)(b)(c)	0.03%	12/01/38	18,450	18,450,000
Quakertown (Borough of) General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.04%	07/01/26	5,270	5,270,000
Westmoreland (County of) Industrial Development Authority (Greensburg Thermal, LLC); Series 2005 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.05%	12/01/24	6,750	6,750,000
				105,780,000

Rhode Island–3.22%
Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 B, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.06%	09/01/37	24,945	24,945,000

South Carolina–4.16%
South Carolina (State of) Jobs-Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.03%	11/01/32	32,235	32,235,000

Tennessee–1.99%
Hamilton (County of); Series 2013 A, Unlimited Tax GO Bonds	3.00%	03/01/14	4,045	4,045,206
Jackson (City of) Health, Educational & Housing Facility Board (Post House North Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.03%	05/15/31	1,375	1,375,000
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Vanderbilt University); Series 2013 A, Commercial Paper Notes	0.17%	04/03/14	10,000	10,000,000
				15,420,206

Texas–6.03%
Houston (City of);
Series 2013 G-2, GO Commercial Paper Notes(c)	0.12%	04/08/14	7,000	7,000,000
Series 2014 H-2, Commercial Paper Notes	0.07%	03/18/14	9,800	9,800,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Spring Independent School District; Series 2013, Ref. Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	2.00%	08/15/14	$2,530	$2,550,561
Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)(a)	0.05%	02/15/27	6,460	6,460,000
Texas (State of); Series 2013, TRAN	2.00%	08/28/14	20,750	20,934,604
				46,745,165

Utah–0.40%
Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.08%	04/01/42	3,125	3,125,000

Vermont–1.97%
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.03%	09/01/38	15,300	15,300,000

Virginia–4.11%
Capital Beltway Funding Corp. of Virginia (I-495 Hot Lanes); Series 2010 C, Ref. VRD Sr. Lien Multi-Modal Toll RB (LOC–National Australia Bank)(a)(b)(c)	0.02%	12/31/47	12,400	12,400,000
Harrisonburg (City of) Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.06%	08/01/32	7,800	7,800,000
Prince William (County of); Series 2013, Public Improvement Unlimited Tax GO Bonds	5.00%	08/01/14	1,235	1,259,740
Roanoke (City of); Series 2004 B, Public Improvement Unlimited Tax GO Bonds(f)(g)	5.00%	02/01/15	1,750	1,842,962
Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.09%	12/01/19	560	560,000
Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.04%	08/01/35	8,000	8,000,000
				31,862,702

Washington–1.03%
Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.04%	07/01/44	8,000	8,000,000

West Virginia–0.83%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.03%	01/01/34	6,400	6,400,000

Wisconsin–4.13%
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital, Inc. Obligated Group); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.04%	08/15/34	27,200	27,200,000
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.05%	06/01/37	4,475	4,475,000
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.21%	07/01/14	375	375,000
				32,050,000

Wyoming–0.70%
Converse (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.04%	11/01/24	5,460	5,460,000
TOTAL INVESTMENTS(h)(i)–99.69% (Cost $772,805,277)				772,805,277
OTHER ASSETS LESS LIABILITIES–0.31%				2,394,320
NET ASSETS–100.00%				$775,199,597

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds

LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
PUTTERs	– Putable Tax-Exempt Receipts
RAN	– Revenue Anticipation Notes

RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2014.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 7.0%; Canada: 6.4%; other countries less than 5% each: 2.9%.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2014 was $18,250,000, which represented 2.35% of the Fund’s Net Assets.
(e)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations.
(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)	Also represents cost for federal income tax purposes.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
JPMorgan Chase Bank, N.A.	23.7%
Wells Fargo Bank, N.A.	8.5
U.S. Bank, N.A.	8.5
PNC Bank, N.A.	8.1
TD Bank, N.A.	8.1
Federal Home Loan Mortgage Corp.	7.4
Bank of Montreal	5.9

Portfolio Composition by Maturity

In days, as of 02/28/14

1-7	89.9%
8-30	1.3
31-60	3.7
61-90	1.1
91-180	0.8
181+	3.2

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36                         Short-Term Investments Trust

Statement of Assets and Liabilities

February 28, 2014

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Assets:
Investments, at value and cost	$17,208,197,373	$2,157,729,841	$10,437,271,380	$3,231,083,016	$259,205,649	$772,805,277
Repurchase agreements, at value and cost	3,633,854,811	1,047,505,975	8,410,828,228	3,442,210,904	—	—
Total investments, at value and cost	20,842,052,184	3,205,235,816	18,848,099,608	6,673,293,920	259,205,649	772,805,277
Cash	14,567	—	—	8,891	—	502,241
Receivable for:
Investments sold	1,715,013	640,000	—	—	—	2,235,039
Interest	3,232,010	566,046	7,580,179	320,646	16,982	477,851
Fund expenses absorbed	310,860	186,601	1,219,597	533,482	79,580	75,639
Investment for trustee deferred compensation and retirement plans	3,494,259	1,018,719	2,047,364	925,065	132,984	363,179
Other assets	82,958	172,398	120,334	42,679	35,283	50,945
Total assets	20,850,901,851	3,207,819,580	18,859,067,082	6,675,124,683	259,470,478	776,510,171

Liabilities:
Payable for:
Investments purchased	—	—	—	74,982,848	—	763,328
Dividends	971,737	98,354	200,589	106,559	6,830	22,390
Accrued fees to affiliates	705,579	232,751	1,483,586	602,993	21,616	62,168
Accrued trustees’ and officer’s fees and benefits	40,145	7,966	5,311	13,162	5,238	4,122
Accrued operating expenses	159,539	49,336	160,421	332,661	32,879	23,088
Trustee deferred compensation and retirement plans	4,301,809	1,226,628	2,534,373	1,147,437	155,493	435,478
Total liabilities	6,178,809	1,615,035	4,384,280	77,185,660	222,056	1,310,574
Net assets applicable to shares outstanding	$20,844,723,042	$3,206,204,545	$18,854,682,802	$6,597,939,023	$259,248,422	$775,199,597

Net assets consist of:
Shares of beneficial interest	$20,842,364,700	$3,205,014,521	$18,854,521,825	$6,597,805,234	$259,250,523	$775,312,101
Undistributed net investment income	2,468,855	1,134,859	131,252	133,789	11,260	(50,202)
Undistributed net realized gain (loss)	(110,513)	55,165	29,725	—	(13,361)	(62,302)
	$20,844,723,042	$3,206,204,545	$18,854,682,802	$6,597,939,023	$259,248,422	$775,199,597

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37                         Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

February 28, 2014

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Net Assets:
Institutional Class	$18,807,727,591	$2,129,202,318	$7,511,449,906	$4,082,098,132	$132,598,133	$530,228,982
Private Investment Class	$340,521,499	$160,119,049	$583,948,587	$358,345,706	$18,892,539	$35,209,114
Personal Investment Class	$120,162,638	$112,525,618	$141,167,432	$44,843,961	$4,379,126	$3,984,860
Cash Management Class	$463,921,425	$521,858,552	$8,367,377,600	$736,010,487	$75,869,300	$110,038,406
Reserve Class	$126,824,896	$19,542,073	$128,031,308	$289,667,254	$997,994	$31,410,757
Resource Class	$53,209,262	$69,928,470	$358,618,305	$97,685,490	$4,099,196	$7,906,679
Corporate Class	$932,355,731	$193,028,465	$1,764,089,664	$989,287,993	$22,412,134	$56,420,799

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	18,805,581,450	2,129,194,492	7,511,164,208	4,082,045,571	132,587,438	530,214,473
Private Investment Class	340,482,246	160,118,389	583,926,596	358,341,160	18,891,362	35,208,145
Personal Investment Class	120,148,742	112,525,245	141,161,808	44,843,390	4,378,802	3,984,751
Cash Management Class	463,861,899	521,856,820	8,367,065,977	735,998,901	75,864,134	110,035,405
Reserve Class	126,810,592	19,541,998	128,026,575	289,663,522	997,923	31,409,911
Resource Class	53,204,198	69,928,246	358,604,741	97,683,960	4,098,905	7,906,464
Corporate Class	932,275,070	193,027,763	1,764,007,926	989,275,405	22,410,020	56,419,260
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38                         Short-Term Investments Trust

Statement of Operations

For the six months ended February 28, 2014

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$22,483,081	$2,102,042	$5,528,540	$2,485,433	$118,749	$320,988

Expenses:
Advisory fees	15,899,231	2,246,611	14,232,863	3,191,692	420,629	893,929
Administrative services fees	556,012	282,960	522,685	333,778	69,869	103,422
Custodian fees	309,639	48,068	281,673	95,030	8,873	12,708
Distribution fees:
Private Investment Class	809,665	463,829	1,377,151	901,337	57,226	105,328
Personal Investment Class	521,064	370,803	476,958	158,553	16,650	14,997
Cash Management Class	426,898	219,951	3,898,120	464,203	27,187	54,376
Reserve Class	723,922	81,239	611,580	1,397,812	5,803	143,312
Resource Class	84,019	32,980	397,308	129,378	4,886	7,971
Corporate Class	182,693	27,306	363,004	109,249	5,288	7,660
Transfer agent fees	953,954	134,797	843,096	287,252	21,519	36,410
Trustees’ and officers’ fees and benefits	606,352	87,698	488,688	190,862	37,163	32,616
Registration and filing fees	51,077	38,689	60,123	62,082	40,755	39,094
Other	345,865	80,860	278,053	120,488	52,432	46,915
Total expenses	21,470,391	4,115,791	23,831,302	7,441,716	768,280	1,498,738
Less: Fees waived	(6,042,048)	(2,718,584)	(20,103,450)	(5,777,224)	(727,132)	(1,396,934)
Net expenses	15,428,343	1,397,207	3,727,852	1,664,492	41,148	101,804
Net investment income	7,054,738	704,835	1,800,688	820,941	77,601	219,184

Realized and unrealized gain (loss) from:
Net realized gain (loss) from Investment securities	41,132	1,227	29,725	—	(24,544)	15,876
Net increase in net assets resulting from operations	$7,095,870	$706,062	$1,830,413	$820,941	$53,057	$235,060

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39                         Short-Term Investments Trust

Statement of Changes in Net Assets

For the six months ended February 28, 2014 and the year ended August 31, 2013

(Unaudited)

	Liquid Assets Portfolio		STIC Prime Portfolio
	February 28, 2014	August 31, 2013	February 28, 2014	August 31, 2013
Operations:
Net investment income	$7,054,738	$24,289,135	$704,835	$2,462,795
Net realized gain	41,132	215,041	1,227	53,938
Net increase in net assets resulting from operations	7,095,870	24,504,176	706,062	2,516,733

Distributions to shareholders from net investment income:
Institutional Class	(6,638,985)	(21,918,580)	(480,886)	(1,451,843)
Private Investment Class	(32,505)	(70,203)	(44,109)	(84,504)
Personal Investment Class	(13,946)	(21,838)	(22,810)	(55,281)
Cash Management Class	(85,690)	(409,336)	(101,582)	(233,107)
Reserve Class	(14,532)	(25,476)	(3,701)	(8,350)
Resource Class	(8,433)	(19,237)	(7,358)	(24,454)
Corporate Class	(260,647)	(1,722,822)	(44,389)	(136,017)
Total distributions from net investment income	(7,054,738)	(24,187,492)	(704,835)	(1,993,556)

Distributions to shareholders from net realized gains:
Institutional Class	—	—	—	—
Private Investment Class	—	—	—	—
Personal Investment Class	—	—	—	—
Cash Management Class	—	—	—	—
Reserve Class	—	—	—	—
Resource Class	—	—	—	—
Corporate Class	—	—	—	—
Total distributions from net realized gains	—	—	—	—

Share transactions–net:
Institutional Class	125,596,860	2,629,835,972	116,684,906	(325,501,333)
Private Investment Class	(29,533,068)	(2,391,762)	(6,493,192)	6,780,235
Personal Investment Class	(35,864,661)	53,394,290	13,613,032	26,547,642
Cash Management Class	(280,354,194)	(41,391,219)	70,668,327	92,814,318
Reserve Class	(49,000,118)	78,585,760	3,287,762	(137,115)
Resource Class	(15,598,052)	(72,249,334)	42,917,564	(27,421,643)
Corporate Class	(564,159,226)	(440,549,241)	124,506,083	(28,118,507)
Net increase (decrease) in net assets resulting from share transactions	(848,912,459)	2,205,234,466	365,184,482	(255,036,403)
Net increase (decrease) in net assets	(848,871,327)	2,205,551,150	365,185,709	(254,513,226)

Net assets:
Beginning of year	21,693,594,369	19,488,043,219	2,841,018,836	3,095,532,062
End of year*	$20,844,723,042	$21,693,594,369	$3,206,204,545	$2,841,018,836
* Includes accumulated undistributed net investment income	$2,468,855	$2,468,855	$1,134,859	$1,134,859

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40                         Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 28, 2014 and the year ended August 31, 2013

(Unaudited)

	Treasury Portfolio		Government & Agency Portfolio
	February 28, 2014	August 31, 2013	February 28, 2014	August 31, 2013
Operations:
Net investment income	$1,800,688	$3,523,565	$820,941	$1,462,358
Net realized gain	29,725	91,160	—	3,505
Net increase in net assets resulting from operations	1,830,413	3,614,725	820,941	1,465,863

Distributions to shareholders from net investment income:
Institutional Class	(718,873)	(1,544,193)	(502,895)	(980,573)
Private Investment Class	(52,225)	(150,556)	(46,498)	(80,213)
Personal Investment Class	(12,002)	(26,315)	(5,448)	(5,433)
Cash Management Class	(737,286)	(1,230,057)	(120,363)	(189,876)
Reserve Class	(11,491)	(10,903)	(36,208)	(51,231)
Resource Class	(37,854)	(66,710)	(16,717)	(28,610)
Corporate Class	(230,889)	(494,831)	(92,812)	(126,422)
Total distributions from net investment income	(1,800,620)	(3,523,565)	(820,941)	(1,462,358)

Distributions to shareholders from net realized gains:
Institutional Class	—	(274,461)	—	(330,774)
Private Investment Class	—	(27,128)	—	(29,531)
Personal Investment Class	—	(5,148)	—	(1,246)
Cash Management Class	—	(223,987)	—	(56,892)
Reserve Class	—	(2,336)	—	(22,806)
Resource Class	—	(12,977)	—	(11,617)
Corporate Class	—	(78,414)	—	(39,560)
Total distributions from net realized gains	—	(624,451)	—	(492,426)

Share transactions–net:
Institutional Class	90,028,375	407,062,365	(357,399,576)	667,341,526
Private Investment Class	931,318	(225,028,325)	(37,227)	(23,579,784)
Personal Investment Class	9,287,558	5,043,390	(3,855,796)	35,144,911
Cash Management Class	2,140,475,580	1,297,688,447	101,011,596	(38,517,720)
Reserve Class	21,798,867	81,040,702	496,023	24,882,972
Resource Class	30,222,443	52,057,764	(46,651,636)	(6,562,776)
Corporate Class	(1,073,043,424)	834,384,980	153,741,087	330,553,912
Net increase (decrease) in net assets resulting from share transactions	1,219,700,717	2,452,249,323	(152,695,529)	989,263,041
Net increase (decrease) in net assets	1,219,730,510	2,451,716,032	(152,695,529)	988,774,120

Net assets:
Beginning of year	17,634,952,292	15,183,236,260	6,750,634,552	5,761,860,432
End of year*	$18,854,682,802	$17,634,952,292	$6,597,939,023	$6,750,634,552
* Includes accumulated undistributed net investment income	$131,252	$131,184	$133,789	$133,789

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41                         Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 28, 2014 and the year ended August 31, 2013

(Unaudited)

	Government TaxAdvantage Portfolio		Tax-Free Cash Reserve Portfolio
	February 28, 2014	August 31, 2013	February 28, 2014	August 31, 2013
Operations:
Net investment income	$77,601	$242,310	$219,184	$448,801
Net realized gain (loss)	(24,544)	11,183	15,876	394
Net increase in net assets resulting from operations	53,057	253,493	235,060	449,195

Distributions to shareholders from net investment income:
Institutional Class	(50,762)	(222,382)	(149,005)	(309,956)
Private Investment Class	(4,663)	(7,591)	(11,625)	(35,465)
Personal Investment Class	(846)	(1,060)	(1,127)	(1,620)
Cash Management Class	(11,553)	(7,170)	(31,049)	(52,352)
Reserve Class	(222)	(352)	(8,203)	(17,740)
Resource Class	(958)	(2,079)	(2,239)	(8,146)
Corporate Class	(8,597)	(1,676)	(15,936)	(23,522)
Total distributions from net investment income	(77,601)	(242,310)	(219,184)	(448,801)

Distributions to shareholders from net realized gains:
Institutional Class	—	—	—	—
Private Investment Class	—	—	—	—
Personal Investment Class	—	—	—	—
Cash Management Class	—	—	—	—
Reserve Class	—	—	—	—
Resource Class	—	—	—	—
Corporate Class	—	—	—	—
Total distributions from net realized gains	—	—	—	—

Share transactions–net:
Institutional Class	(611,948,973)	312,726,590	14,052,256	20,867,865
Private Investment Class	(1,143,447)	(18,411,857)	(17,237,548)	(43,381,875)
Personal Investment Class	(1,816,033)	1,649,254	(795,991)	2,034,576
Cash Management Class	44,313,264	(1,895,459)	2,110,446	31,418,445
Reserve Class	(297,754)	(53,450)	(1,393,881)	7,448,266
Resource Class	(1,091,677)	(6,726,597)	(388,852)	(20,059,037)
Corporate Class	22,400,002	4	24,969,394	4,129,646
Net increase (decrease) in net assets resulting from share transactions	(549,584,618)	287,288,485	21,315,824	2,457,886
Net increase (decrease) in net assets	(549,609,162)	287,299,668	21,331,700	2,458,280

Net assets:
Beginning of year	808,857,584	521,557,916	753,867,897	751,409,617
End of year*	$259,248,422	$808,857,584	$775,199,597	$753,867,897
* Includes accumulated undistributed net investment income	$11,260	$11,260	$(50,202)	$(50,202)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42                         Short-Term Investments Trust

Notes to Financial Statements

February 28, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide tax-exempt income consistent with the preservation of capital and liquidity for Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

The Funds invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

43                         Short-Term Investments Trust

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of nongovernment securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Liquid Assets Portfolio	0.15%	0.15%	0.15%
STIC Prime Portfolio	0.15%	0.15%	0.15%
Treasury Portfolio	0.15%	0.15%	0.15%
Government & Agency Portfolio	0.10%	0.10%	0.10%
Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%
Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

44                         Short-Term Investments Trust

The Adviser has contractually agreed, through at least December 31, 2014, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%
STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%
Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”).

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver arrangement, it will terminate on December 31, 2014. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

For the six months ended February 28, 2014, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

	Expense Limitation	Yield Support
Liquid Assets Portfolio	$3,881,747	$—
STIC Prime Portfolio	829,136	694,935
Treasury Portfolio	3,413,104	9,566,253
Government & Agency Portfolio	2,616,692	—
Government TaxAdvantage Portfolio	317,940	292,152
Tax-Free Cash Reserve Portfolio	195,197	868,093

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the six months ended February 28, 2014 are shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$401,441	$345,592	$116,870	$591,918	$62,174	N/A
STIC Prime Portfolio	278,000	271,781	175,287	70,652	26,341	$26,892
Treasury Portfolio	826,290	349,770	3,118,482	532,077	317,831	362,937
Government & Agency Portfolio	540,802	116,272	371,362	1,216,096	103,502	109,249
Government TaxAdvantage Portfolio	28,614	12,210	21,749	5,049	3,909	5,288
Tax-Free Cash Reserve Portfolio	52,664	10,998	43,501	124,682	6,377	7,660

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would

45                         Short-Term Investments Trust

constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

IDI has contractually agreed, through at least December 31, 2014, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Pursuant to the agreement above, for the six months ended February 28, 2014, IDI waived Plan fees of:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$323,866	$138,950	$85,380	$94,110	N/A	N/A
STIC Prime Portfolio	185,532	98,881	43,990	10,561	$6,596	N/A
Treasury Portfolio	550,860	127,189	779,624	79,505	79,461	$67
Government & Agency Portfolio	360,535	42,281	92,841	181,716	25,876	N/A
Government TaxAdvantage Portfolio	28,612	4,440	5,438	754	977	N/A
Tax-Free Cash Reserve Portfolio	52,664	3,999	10,875	18,630	1,594	N/A

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2014, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2014, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains/(Losses)
Liquid Assets Portfolio	$390,442,967	$402,442,872	$—
STIC Prime Portfolio	20,000,353	57,705,980	—
Tax-Free Cash Reserve Portfolio	380,437,639	280,879,723	—

46                         Short-Term Investments Trust

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds below had a capital loss carryforward as of August 31, 2013 which expires as follows:

	Short-Term					Long-Term	Total*
Fund	08/31/15	08/31/17	08/31/18	08/31/19	Not Subject to Expiration	Not Subject to Expiration
Liquid Assets Portfolio	$—	$—	$—	$—	$151,645	$—	$151,645
Tax-Free Cash Reserve Portfolio	13,734	12,152	17,030	30,074	—	5,188	78,178

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

47                         Short-Term Investments Trust

NOTE 8—Share Information

Liquid Assets Portfolio

	Summary of Share Activity
	Six months ended February 28, 2014(a)		Year ended August 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	150,528,704,224	$150,528,704,224	159,299,902,193	$159,299,902,193
Private Investment Class	836,598,987	836,598,987	1,949,199,266	1,949,199,266
Personal Investment Class	332,835,899	332,835,899	480,171,522	480,171,522
Cash Management Class	2,915,077,518	2,915,077,518	4,626,088,763	4,626,088,763
Reserve Class	596,443,827	596,443,827	1,070,630,153	1,070,630,153
Resource Class	232,630,136	232,630,136	370,992,270	370,992,270
Corporate Class	5,461,255,699	5,461,255,699	14,158,171,832	14,158,171,832

Issued as reinvestment of dividends:
Institutional Class	2,276,201	2,276,201	8,129,150	8,129,150
Private Investment Class	8,582	8,582	21,780	21,780
Personal Investment Class	12,393	12,393	17,072	17,072
Cash Management Class	44,352	44,352	207,523	207,523
Reserve Class	15,306	15,306	24,034	24,034
Resource Class	8,286	8,286	19,468	19,468
Corporate Class	117,695	117,695	950,291	950,291

Reacquired:
Institutional Class	(150,405,383,565)	(150,405,383,565)	(156,678,195,371)	(156,678,195,371)
Private Investment Class	(866,140,637)	(866,140,637)	(1,951,612,808)	(1,951,612,808)
Personal Investment Class	(368,712,953)	(368,712,953)	(426,794,304)	(426,794,304)
Cash Management	(3,195,476,064)	(3,195,476,064)	(4,667,687,505)	(4,667,687,505)
Reserve Class	(645,459,251)	(645,459,251)	(992,068,427)	(992,068,427)
Resource Class	(248,236,474)	(248,236,474)	(443,261,072)	(443,261,072)
Corporate Class	(6,025,532,620)	(6,025,532,620)	(14,599,671,364)	(14,599,671,364)
Net increase (decrease) in share activity	(848,912,459)	$(848,912,459)	2,205,234,466	$2,205,234,466

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 22% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

48                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity
	Six months ended February 28, 2014(a)		Year ended August 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	3,015,813,283	$3,015,813,283	6,427,185,800	$6,427,185,800
Private Investment Class	697,289,734	697,289,734	1,138,175,843	1,138,175,843
Personal Investment Class	965,050,812	965,050,812	2,045,639,772	2,045,639,772
Cash Management Class	1,355,769,544	1,355,769,544	2,764,492,641	2,764,492,641
Reserve Class	33,113,788	33,113,788	55,993,607	55,993,607
Resource Class	92,827,306	92,827,306	163,545,333	163,545,333
Corporate Class	1,052,671,632	1,052,671,632	1,518,711,668	1,518,711,668

Issued as reinvestment of dividends:
Institutional Class	108,188	108,188	416,999	416,999
Private Investment Class	13,188	13,188	37,090	37,090
Personal Investment Class	14,549	14,549	38,862	38,862
Cash Management Class	19,169	19,169	72,029	72,029
Reserve Class	3,438	3,438	8,173	8,173
Resource Class	5,139	5,139	22,461	22,461
Corporate Class	29,748	29,748	120,286	120,286

Reacquired:
Institutional Class	(2,899,236,565)	(2,899,236,565)	(6,753,104,132)	(6,753,104,132)
Private Investment Class	(703,796,114)	(703,796,114)	(1,131,432,698)	(1,131,432,698)
Personal Investment Class	(951,452,329)	(951,452,329)	(2,019,130,992)	(2,019,130,992)
Cash Management	(1,285,120,386)	(1,285,120,386)	(2,671,750,352)	(2,671,750,352)
Reserve Class	(29,829,464)	(29,829,464)	(56,138,895)	(56,138,895)
Resource Class	(49,914,881)	(49,914,881)	(190,989,437)	(190,989,437)
Corporate Class	(928,195,297)	(928,195,297)	(1,546,950,461)	(1,546,950,461)
Net increase (decrease) in share activity	365,184,482	$365,184,482	(255,036,403)	$(255,036,403)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 44% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

49                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity
	Six months ended February 28, 2014(a)		Year ended August 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	9,239,322,308	$9,239,322,308	26,055,460,755	$26,055,460,755
Private Investment Class	997,270,979	997,270,979	2,641,592,556	2,641,592,556
Personal Investment Class	552,183,168	552,183,168	1,071,616,816	1,071,616,816
Cash Management Class	21,775,503,553	21,775,503,553	34,271,725,690	34,271,725,690
Reserve Class	131,324,601	131,324,601	281,164,270	281,164,270
Resource Class	631,708,354	631,708,354	347,900,466	347,900,466
Corporate Class	10,514,796,073	10,514,796,073	17,590,650,977	17,590,650,977

Issued as reinvestment of dividends:
Institutional Class	538,753	538,753	1,179,560	1,179,560
Private Investment Class	11,312	11,312	53,397	53,397
Personal Investment Class	12,024	12,024	30,289	30,289
Cash Management Class	40,164	40,164	122,133	122,133
Reserve Class	6,290	6,290	9,165	9,165
Resource Class	12,427	12,427	28,138	28,138
Corporate Class	80,246	80,246	199,623	199,623

Reacquired:
Institutional Class	(9,149,832,686)	(9,149,832,686)	(25,649,577,950)	(25,649,577,950)
Private Investment Class	(996,350,973)	(996,350,973)	(2,866,674,278)	(2,866,674,278)
Personal Investment Class	(542,907,634)	(542,907,634)	(1,066,603,715)	(1,066,603,715)
Cash Management	(19,635,068,137)	(19,635,068,137)	(32,974,159,376)	(32,974,159,376)
Reserve Class	(109,532,024)	(109,532,024)	(200,132,733)	(200,132,733)
Resource Class	(601,498,338)	(601,498,338)	(295,870,840)	(295,870,840)
Corporate Class	(11,587,919,743)	(11,587,919,743)	(16,756,465,620)	(16,756,465,620)
Net increase in share activity	1,219,700,717	$1,219,700,717	2,452,249,323	$2,452,249,323

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 47% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 18% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

50                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity
	Six months ended February 28, 2014(a)		Year ended August 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	27,954,630,699	$27,954,630,699	46,220,360,964	$46,220,360,964
Private Investment Class	701,944,777	701,944,777	1,502,277,595	1,502,277,595
Personal Investment Class	82,213,869	82,213,869	139,783,039	139,783,039
Cash Management Class	5,346,556,494	5,346,556,494	10,691,710,205	10,691,710,205
Reserve Class	460,835,431	460,835,431	619,154,214	619,154,214
Resource Class	668,519,866	668,519,866	1,092,349,252	1,092,349,252
Corporate Class	3,871,610,801	3,871,610,801	5,307,227,949	5,307,227,949

Issued as reinvestment of dividends:
Institutional Class	163,110	163,110	550,215	550,215
Private Investment Class	11,391	11,391	25,979	25,979
Personal Investment Class	33	33	99	99
Cash Management Class	39,917	39,917	137,001	137,001
Reserve Class	19,430	19,430	36,484	36,484
Resource Class	7,163	7,163	25,432	25,432
Corporate Class	49,572	49,572	67,865	67,865

Reacquired:
Institutional Class	(28,312,193,385)	(28,312,193,385)	(45,553,569,653)	(45,553,569,653)
Private Investment Class	(701,993,395)	(701,993,395)	(1,525,883,358)	(1,525,883,358)
Personal Investment Class	(86,069,698)	(86,069,698)	(104,638,227)	(104,638,227)
Cash Management	(5,245,584,815)	(5,245,584,815)	(10,730,364,926)	(10,730,364,926)
Reserve Class	(460,358,838)	(460,358,838)	(594,307,726)	(594,307,726)
Resource Class	(715,178,665)	(715,178,665)	(1,098,937,460)	(1,098,937,460)
Corporate Class	(3,717,919,286)	(3,717,919,286)	(4,976,741,902)	(4,976,741,902)
Net increase (decrease) in share activity	(152,695,529)	$(152,695,529)	989,263,041	$989,263,041

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 29% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

51                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity
	Six months ended February 28, 2014(a)		Year ended August 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	849,699,701	$849,699,701	3,845,348,294	$3,845,348,294
Private Investment Class	87,254,055	87,254,055	191,682,602	191,682,602
Personal Investment Class	4,665,732	4,665,732	14,523,876	14,523,876
Cash Management Class	63,045,894	63,045,894	84,031,947	84,031,947
Reserve Class	627,898	627,898	816,640	816,640
Resource Class	75	75	2,973,005	2,973,005
Corporate Class	180,800,000	180,800,000	80,000,000	80,000,000

Issued as reinvestment of dividends:
Institutional Class	47,827	47,827	193,790	193,790
Private Investment Class	2,786	2,786	3,966	3,966
Cash Management Class	9,721	9,721	6,954	6,954
Reserve Class	200	200	347	347
Resource Class	846	846	2,056	2,056
Corporate Class	7,664	7,664	4	4

Reacquired:
Institutional Class	(1,461,696,501)	(1,461,696,501)	(3,532,815,494)	(3,532,815,494)
Private Investment Class	(88,400,288)	(88,400,288)	(210,098,425)	(210,098,425)
Personal Investment Class	(6,481,765)	(6,481,765)	(12,874,622)	(12,874,622)
Cash Management	(18,742,351)	(18,742,351)	(85,934,360)	(85,934,360)
Reserve Class	(925,852)	(925,852)	(870,437)	(870,437)
Resource Class	(1,092,598)	(1,092,598)	(9,701,658)	(9,701,658)
Corporate Class	(158,407,662)	(158,407,662)	(80,000,000)	(80,000,000)
Net increase (decrease) in share activity	(549,584,618)	$(549,584,618)	287,288,485	$287,288,485

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 68% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

52                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity
	Six months ended February 28, 2014(a)		Year ended August 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	515,459,871	$515,459,871	1,566,703,950	$1,566,703,950
Private Investment Class	29,889,422	29,889,422	140,182,581	140,182,581
Personal Investment Class	3,041,951	3,041,951	7,300,308	7,300,308
Cash Management Class	67,287,971	67,287,971	181,848,030	181,848,030
Reserve Class	36,089,400	36,089,400	74,098,247	74,098,247
Resource Class	488,449	488,449	33,461,520	33,461,520
Corporate Class	47,963,999	47,963,999	80,028,574	80,028,574

Issued as reinvestment of dividends:
Institutional Class	17,339	17,339	73,809	73,809
Private Investment Class	10,094	10,094	30,044	30,044
Personal Investment Class	354	354	741	741
Cash Management Class	14,330	14,330	31,879	31,879
Reserve Class	7,951	7,951	17,444	17,444
Resource Class	2,132	2,132	8,151	8,151
Corporate Class	13,913	13,913	16,263	16,263

Reacquired:
Institutional Class	(501,424,954)	(501,424,954)	(1,545,909,894)	(1,545,909,894)
Private Investment Class	(47,137,064)	(47,137,064)	(183,594,500)	(183,594,500)
Personal Investment Class	(3,838,296)	(3,838,296)	(5,266,473)	(5,266,473)
Cash Management	(65,191,855)	(65,191,855)	(150,461,464)	(150,461,464)
Reserve Class	(37,491,232)	(37,491,232)	(66,667,425)	(66,667,425)
Resource Class	(879,433)	(879,433)	(53,528,708)	(53,528,708)
Corporate Class	(23,008,518)	(23,008,518)	(75,915,191)	(75,915,191)
Net increase in share activity	21,315,824	$21,315,824	2,457,886	$2,457,886

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 56% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

53                         Short-Term Investments Trust

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Cash Management Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets
Liquid Assets Portfolio
Six months ended 02/28/14	$1.00	$0.00	$0.00	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.01%	$463,921	0.20	%(c)	0.28	%(c)	0.01	%(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	744,301	0.21		0.27		0.05
Year ended 08/31/12	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.07	785,901	0.22		0.28		0.07
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.08	1,567,468	0.21		0.27		0.08
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.11	2,627,363	0.22		0.28		0.12
Year ended 08/31/09	1.00	0.01	0.00	0.01	(0.01)	—	(0.01)	1.00	1.22	3,194,408	0.24		0.31		1.09
STIC Prime Portfolio
Six months ended 02/28/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	521,859	0.09	(c)	0.29	(c)	0.05	(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	451,190	0.11		0.29		0.08
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	358,387	0.15		0.30		0.05
Year ended 08/31/11	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.04	451,634	0.20		0.29		0.04
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	451,404	0.21		0.29		0.08
Year ended 08/31/09	1.00	0.01	0.00	0.01	(0.01)	—	(0.01)	1.00	0.81	914,099	0.25		0.33		0.85
Treasury Portfolio
Six months ended 02/28/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	8,367,378	0.04	(c)	0.28	(c)	0.02	(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	6,226,819	0.09		0.28		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	4,929,501	0.08		0.28		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	6,379,706	0.12		0.28		0.02
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	5,279,601	0.15		0.28		0.03
Year ended 08/31/09	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.31	11,498,817	0.22		0.30		0.30
Government & Agency Portfolio
Six months ended 02/28/14	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.01	736,010	0.05	(c)	0.23	(c)	0.03	(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	635,001	0.11		0.24		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	673,598	0.10		0.23		0.03
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	1,674,548	0.14		0.23		0.02
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	1,042,886	0.20		0.23		0.04
Year ended 08/31/09	1.00	0.01	0.00	0.01	(0.01)	—	(0.01)	1.00	0.65	1,924,916	0.22		0.25		0.52
Government TaxAdvantage Portfolio
Six months ended 02/28/14	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	75,869	0.01	(c)	0.37	(c)	0.04	(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	31,553	0.06		0.30		0.03
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	33,449	0.07		0.32		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	39,369	0.11		0.36		0.03
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	9,810	0.14		0.36		0.04
Year ended 08/31/09	1.00	0.01	0.00	0.01	(0.01)	—	(0.01)	1.00	0.51	25,731	0.22		0.40		0.44
Tax-Free Cash Reserve Portfolio
Six months ended 02/28/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	110,038	0.02	(c)	0.40	(c)	0.06	(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	107,926	0.10		0.40		0.06
Year ended 08/31/12	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.06	76,483	0.13		0.40		0.06
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	106,336	0.26		0.39		0.03
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	128,256	0.29		0.39		0.03
Year ended 08/31/09	1.00	0.01	(0.00)	0.01	(0.01)	—	(0.01)	1.00	0.83	360,427	0.35		0.41		0.96

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $860,872, $443,549, $7,860,849, $936,100, $54,824 and $109,653 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.

54                         Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Cash Management Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2013 through February 28, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Cash Management Class	Beginning Account Value (09/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/14)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/14)	Expenses Paid During Period[2]
Liquid Assets Portfolio	$1,000.00	$1,000.10	$0.99	$1,023.80	$1.00	0.20%
STIC Prime Portfolio	1,000.00	1,000.20	0.45	1,024.35	0.45	0.09
Treasury Portfolio	1,000.00	1,000.10	0.20	1,024.60	0.20	0.04
Government & Agency Portfolio	1,000.00	1,000.10	0.25	1,024.55	0.25	0.05
Government TaxAdvantage Portfolio	1,000.00	1,000.20	0.05	1,024.74	0.05	0.01
Tax-Free Cash Reserve Portfolio	1,000.00	1,000.30	0.10	1,024.70	0.10	0.02

[1]	The actual ending account value is based on the actual total return of the Funds for the period September 1, 2013 through February 28, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

55                         Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	CM-STIT-SAR-3	Invesco Distributors, Inc.

Semiannual Report to Shareholders	February 28, 2014

Corporate Class

Short-Term Investments Trust (STIT)

Liquid Assets Portfolio

STIC Prime Portfolio

Treasury Portfolio

Government & Agency Portfolio

Government TaxAdvantage Portfolio

Tax-Free Cash Reserve Portfolio

2	Fund Data

3	Letters to Shareholders

4	Schedule of Investments

37	Financial Statements

43	Notes to Financial Statements

54	Financial Highlights

55	Fund Expenses

An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2014, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Data

Corporate Class data as of 2/28/14
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS
	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Liquid Assets	34 – 47 days	36 days	67 days	$932.3 million
STIC Prime	11 – 20 days	12 days	12 days	193.0 million
Treasury	27 – 51 days	39 days	39 days	1.7 billion
Government & Agency	23 – 46 days	38 days	62 days	989.2 million
Government TaxAdvantage	19 – 52 days	44 days	59 days	22.4 million
Tax-Free Cash Reserve	16 – 32 days	16 days	16 days	56.4 million

Weighted average maturity (WAM) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

2                         Short-Term Investments Trust

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

Members of the Invesco Funds Board work continually to oversee how the Invesco Funds are performing in light of ever-changing and often unpredictable economic and market conditions. One of the ways we do this is by verifying that the teams that manage funds understand the risks associated with the investments they make in the funds they manage.

    Regardless of the type of fund in which you’re invested, be assured that the Invesco Funds Board will continue working on your behalf and on behalf of all our fund shareholders, keeping your needs and interests uppermost in our minds.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Karen Dunn Kelley

Dear Shareholders:

Throughout calendar year 2013, the US Federal Reserve (the Fed) continued its accommodative monetary policies, purchasing $40 billion in mortgage-backed securities and $45 billion in longer term Treasury securities each month as part of the third round of its quantitative easing.[1] In January 2014, the Fed began reducing, or tapering, its asset purchases.

    Throughout the reporting period, the Fed maintained its target policy rate in a range of between zero and 0.25%, committing to keep interest rates exceptionally low as long as unemployment remains above 6.5% and inflation remains below 2.5%.[1] These policies kept short-term interest rates low, creating a challenging environment for money market funds.

    Overall, moderate economic growth, low inflation and strong corporate fundamentals in 2013 created a supportive environment for fixed income credit.

    For Invesco Global Liquidity, part of Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield – in that order – to our money market fund investors.

    All of us at Invesco Fixed Income are dedicated to helping our clients achieve their liquidity needs. We are also committed to excellence in customer service. If you have questions about your account, please contact one of our Invesco Global Liquidity representatives at 800 659 1005.

Sincerely,

Karen Dunn Kelley

Senior Managing Director, Investments

1	Source: US Federal Reserve

3                         Short-Term Investments Trust

Schedule of Investments

February 28, 2014

(Unaudited)

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–42.30%(a)
Asset-Backed Securities–Consumer Receivables–4.61%
Barton Capital LLC(b)(c)	0.18%	11/06/14	$100,000	$100,000,000
Old Line Funding, LLC(b)	0.17%	04/14/14	37,970	37,962,111
Old Line Funding, LLC(b)	0.17%	03/18/14	37,900	37,896,957
Old Line Funding, LLC(b)	0.17%	05/20/14	50,000	49,981,111
Old Line Funding, LLC(b)(c)	0.18%	06/12/14	61,100	61,100,000
Old Line Funding, LLC(b)	0.23%	07/15/14	69,574	69,513,548
Old Line Funding, LLC(b)	0.24%	03/17/14	50,000	49,994,667
Salisbury Receivables Co. LLC(b)	0.18%	04/07/14	60,000	59,988,900
Sheffield Receivables Corp.(b)	0.17%	04/22/14	25,000	24,993,861
Sheffield Receivables Corp.(b)	0.18%	03/12/14	30,000	29,998,350
Sheffield Receivables Corp.(b)	0.18%	03/14/14	97,000	96,993,695
Sheffield Receivables Corp.(b)	0.18%	04/11/14	68,500	68,485,957
Sheffield Receivables Corp.(b)	0.22%	03/10/14	50,000	49,997,250
Thunder Bay Funding, LLC(b)(c)	0.22%	04/04/14	30,000	30,000,000
Thunder Bay Funding, LLC(b)(c)	0.22%	04/09/14	65,200	65,200,000
Thunder Bay Funding, LLC(b)	0.23%	07/15/14	28,600	28,575,150
Thunder Bay Funding, LLC(b)	0.25%	08/12/14	100,000	99,886,106
				960,567,663

Asset-Backed Securities–Fully Supported–2.04%
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(d)	0.20%	06/09/14	67,600	67,562,444
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(d)	0.20%	07/14/14	84,300	84,236,775
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(d)	0.20%	07/16/14	50,000	49,961,944
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(d)	0.20%	07/16/14	30,000	29,977,167
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(d)	0.20%	08/18/14	50,000	49,952,778
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(d)	0.21%	05/14/14	25,000	24,989,208
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(d)	0.21%	05/15/14	39,200	39,182,850
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(d)	0.21%	05/15/14	79,400	79,365,263
				425,228,429

Asset-Backed Securities–Fully Supported Bank–4.32%
Alpine Securitization Corp. (CEP–Credit Suisse AG)(b)(d)	0.11%	03/11/14	90,000	89,997,250
Alpine Securitization Corp. (CEP–Credit Suisse AG)(b)(d)	0.11%	03/12/14	54,500	54,498,168
Cancara Asset Securitisation LLC (CEP–Lloyds Bank PLC)(b)(d)	0.14%	04/03/14	20,000	19,997,434
Cancara Asset Securitisation LLC (CEP–Lloyds Bank PLC)(b)(d)	0.14%	04/04/14	80,500	80,489,356
Concord Minutemen Capital Co., LLC Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.20%	03/14/14	102,600	102,592,590
Crown Point Capital Co., LLC Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.20%	03/11/14	95,000	94,994,722
Crown Point Capital Co., LLC Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.20%	03/14/14	12,900	12,899,068
Crown Point Capital Co., LLC Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.20%	03/17/14	50,000	49,995,556
Crown Point Capital Co., LLC Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.21%	03/06/14	30,300	30,299,116
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi)(b)(d)	0.17%	04/07/14	25,000	24,995,632
Govco LLC (CEP–Citibank NA)(b)	0.12%	03/13/14	44,100	44,098,236
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.20%	03/11/14	50,000	49,997,222
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.20%	03/14/14	25,000	24,998,195

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities–Fully Supported Bank–(continued)
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.20%	04/11/14	$34,100	$34,092,233
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.21%	03/05/14	61,700	61,698,560
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.21%	03/12/14	25,000	24,998,396
Mountcliff Funding LLC (Multi-CEP’s–Deutsche Bank Trust Co. Americas)(b)(d)	0.12%	03/04/14	50,000	49,999,500
Ridgefield Funding Co. LLC (CEP–BNP Paribas SA)(b)(d)	0.24%	05/06/14	50,000	49,978,000
				900,619,234

Asset-Backed Securities–Multi-Purpose–6.93%
Atlantic Asset Securitization LLC(b)(d)	0.12%	03/12/14	40,000	39,998,533
Atlantic Asset Securitization LLC(b)(c)(d)	0.18%	08/06/14	109,200	109,200,000
Atlantic Asset Securitization LLC(b)(c)(d)	0.23%	08/29/14	160,000	160,000,000
Chariot Funding, LLC(b)	0.22%	07/08/14	25,000	24,980,292
Chariot Funding, LLC(b)	0.22%	08/05/14	50,000	49,952,028
Chariot Funding, LLC(b)	0.23%	05/01/14	50,000	49,980,514
Chariot Funding, LLC(b)	0.23%	05/08/14	95,000	94,958,728
Chariot Funding, LLC(b)	0.23%	06/05/14	46,100	46,071,725
Chariot Funding, LLC(b)	0.23%	06/09/14	25,000	24,984,028
Chariot Funding, LLC(b)	0.23%	06/11/14	25,000	24,983,708
Chariot Funding, LLC(b)	0.23%	07/07/14	50,000	49,959,111
Chariot Funding, LLC(b)	0.24%	04/16/14	37,400	37,388,531
Jupiter Securitization Co. LLC(b)	0.22%	07/15/14	14,800	14,787,699
Jupiter Securitization Co. LLC(b)	0.23%	03/18/14	35,000	34,996,199
Jupiter Securitization Co. LLC(b)	0.23%	04/03/14	60,000	59,987,350
Jupiter Securitization Co. LLC(b)	0.23%	06/03/14	32,300	32,280,602
Jupiter Securitization Co. LLC(b)	0.23%	07/02/14	50,000	49,960,708
Jupiter Securitization Co. LLC(b)	0.24%	03/03/14	73,000	72,999,027
Jupiter Securitization Co. LLC(b)	0.24%	03/04/14	46,000	45,999,080
Jupiter Securitization Co. LLC(b)	0.24%	04/02/14	40,000	39,991,467
Mont Blanc Capital Corp.(b)(d)	0.19%	04/14/14	33,626	33,618,191
Mont Blanc Capital Corp.(b)(d)	0.22%	03/10/14	50,000	49,997,250
Nieuw Amsterdam Receivables Corp.(b)(d)	0.14%	04/04/14	60,000	59,992,067
Regency Markets No. 1 LLC(b)(d)	0.14%	03/10/14	40,525	40,523,581
Regency Markets No. 1 LLC(b)(d)	0.14%	03/12/14	85,000	84,996,364
Regency Markets No. 1 LLC(b)(d)	0.14%	03/20/14	30,000	29,997,783
Scaldis Capital LLC(b)(d)	0.13%	03/20/14	57,000	56,996,089
Versailles Commercial Paper LLC(b)	0.18%	04/14/14	25,000	24,994,500
				1,444,575,155

Consumer Finance–1.03%
Toyota Motor Credit Corp.(d)	0.22%	03/03/14	155,000	154,998,106
Toyota Motor Credit Corp.(d)	0.25%	09/30/14	60,000	59,911,250
				214,909,356

Diversified Banks–16.34%
ANZ New Zealand Int’l Ltd.(b)(d)	0.21%	07/10/14	60,200	60,153,997
Australia & New Zealand Banking Group, Ltd.(b)(d)	0.17%	03/14/14	50,000	49,996,930
Barclays Bank PLC(b)(c)(d)	0.49%	07/31/14	210,000	210,000,000
BNP Paribas Finance Inc.(d)	0.19%	05/05/14	40,000	39,986,278
BNP Paribas Finance Inc.(d)	0.20%	05/06/14	119,000	118,956,367
Collateralized Commercial Paper Co., LLC	0.30%	08/18/14	160,000	159,773,333

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks–(continued)
Collateralized Commercial Paper Co., LLC	0.31%	03/03/14	$78,000	$77,998,657
Collateralized Commercial Paper Co., LLC	0.40%	09/02/14	130,000	129,732,778
Collateralized Commercial Paper II Co., LLC(b)	0.31%	03/03/14	90,000	89,998,450
Collateralized Commercial Paper II Co., LLC(b)	0.40%	08/05/14	50,000	49,912,778
Commonwealth Bank of Australia(b)(c)(d)	0.15%	05/20/14	100,000	100,000,000
Dexia Credit Local S.A.(d)	0.22%	06/17/14	77,100	77,049,114
Dexia Credit Local S.A.(d)	0.23%	07/08/14	146,200	146,079,506
Dexia Credit Local S.A.(d)	0.24%	07/07/14	50,000	49,957,333
Dexia Credit Local S.A.(d)	0.24%	08/19/14	60,500	60,431,030
Dexia Credit Local S.A.(d)	0.32%	08/18/14	79,400	79,280,018
JP Morgan Securities LLC(b)	0.40%	08/12/14	100,000	99,817,778
Lloyds Bank PLC(d)	0.08%	03/05/14	135,000	134,998,875
Mizuho Funding, LLC(b)(d)	0.13%	03/27/14	32,000	31,996,996
Mizuho Funding, LLC(b)(d)	0.22%	05/06/14	100,000	99,959,667
Mizuho Funding, LLC(b)(d)	0.23%	07/07/14	40,000	39,968,000
National Australia Funding Delaware Inc.(b)(d)	0.19%	06/03/14	75,000	74,962,792
National Australia Funding Delaware Inc.(b)(d)	0.19%	07/14/14	37,800	37,773,068
National Australia Funding Delaware Inc.(b)(d)	0.20%	07/07/14	28,600	28,579,662
Natixis US Finance Co., LLC(d)	0.12%	03/05/14	79,100	79,098,945
Natixis US Finance Co., LLC(d)	0.21%	03/11/14	50,000	49,997,083
Oversea-Chinese Banking Corp. Ltd.(d)	0.18%	04/03/14	73,400	73,387,889
Oversea-Chinese Banking Corp. Ltd.(d)	0.18%	04/07/14	100,000	99,981,500
Oversea-Chinese Banking Corp. Ltd.(d)	0.20%	03/10/14	73,000	72,996,350
PNC Bank, N.A.	0.28%	10/06/14	29,600	29,600,000
Rabobank USA Financial Corp.(d)	0.17%	03/17/14	112,800	112,791,477
Rabobank USA Financial Corp.(d)	0.21%	04/03/14	111,000	110,978,633
Societe Generale North America, Inc.(d)	0.09%	03/10/14	120,400	120,397,441
Societe Generale North America, Inc.(d)	0.19%	03/03/14	100,000	99,998,944
Societe Generale North America, Inc.(d)	0.23%	05/05/14	160,200	160,133,473
Standard Chartered Bank(b)(d)	0.19%	05/06/14	50,000	49,982,583
Standard Chartered Bank(b)(d)	0.22%	06/02/14	50,000	49,971,583
United Overseas Bank Ltd.(b)(d)	0.17%	03/03/14	150,000	149,998,583
United Overseas Bank Ltd.(b)(d)	0.17%	03/07/14	100,000	99,997,167
				3,406,675,058

Other Diversified Financial Services–0.67%
General Electric Capital Corp.	0.20%	03/10/14	65,000	64,996,750
General Electric Capital Corp.	0.20%	07/09/14	75,600	75,545,400
				140,542,150

Pharmaceuticals–0.20%
Sanofi S.A.(b)(d)	0.09%	03/21/14	42,000	41,997,900

Regional Banks–4.12%
BNZ International Funding Ltd.(b)(d)	0.16%	04/07/14	71,100	71,088,308
BNZ International Funding Ltd.(b)(d)	0.21%	08/26/14	20,000	19,979,233
Landesbank Hessen-Thueringen Girozentrale(b)(d)	0.12%	03/13/14	54,600	54,597,816
Mitsubishi UFJ Trust & Banking Corp.(b)(d)	0.23%	05/02/14	78,600	78,568,866
Mitsubishi UFJ Trust & Banking Corp.(b)(d)	0.24%	07/28/14	66,200	66,134,241
Sumitomo Mitsui Banking Corp.(b)(d)	0.20%	04/07/14	80,000	79,983,555

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Regional Banks–(continued)
Sumitomo Mitsui Banking Corp.(b)(d)	0.20%	04/28/14	$150,000	$149,951,667
Sumitomo Mitsui Banking Corp.(b)(d)	0.21%	04/21/14	50,000	49,985,479
Sumitomo Mitsui Banking Corp.(b)(d)	0.25%	08/05/14	57,000	56,937,854
Sumitomo Mitsui Trust Bank Ltd.(b)(d)	0.14%	03/07/14	52,400	52,398,821
Sumitomo Mitsui Trust Bank Ltd.(b)(d)	0.14%	03/05/14	20,000	19,999,689
Sumitomo Mitsui Trust Bank Ltd.(b)(d)	0.14%	03/06/14	100,000	99,998,056
Sumitomo Mitsui Trust Bank Ltd.(b)(d)	0.16%	04/07/14	57,000	56,990,627
				856,614,212

Soft Drinks–0.75%
Coca-Cola Co. (The)(b)	0.18%	05/05/14	50,000	49,983,750
Coca-Cola Co. (The)(b)	0.19%	09/02/14	50,000	49,951,181
Coca-Cola Co. (The)(b)	0.19%	09/03/14	31,000	30,969,568
Coca-Cola Co. (The)(b)	0.19%	09/04/14	25,000	24,975,326
				155,879,825

Specialized Finance–1.29%
Caisse des Depots et Consignations(b)(d)	0.11%	03/06/14	200,000	199,996,944
CDP Financial Inc.(b)(d)	0.19%	06/09/14	39,000	38,979,417
CDP Financial Inc.(b)(d)	0.19%	08/05/14	29,000	28,975,970
				267,952,331

Thrifts & Mortgage Finance–0.00%
Nationwide Building Society(b)(d)	0.22%	04/14/14	900	899,758
Total Commercial Paper (Cost $8,816,461,071)				8,816,461,071

Certificates of Deposit–28.03%
Australia & New Zealand Banking Group, Ltd.(d)	0.10%	03/03/14	400,000	400,000,000
Australia & New Zealand Banking Group, Ltd.(d)	0.17%	08/01/14	58,300	58,300,000
Bank of Montreal(d)	0.06%	03/04/14	125,000	125,000,000
Bank of Montreal(d)	0.17%	03/05/14	78,600	78,600,000
Bank of Montreal(c)(d)	0.34%	03/12/15	200,000	200,000,000
Bank of Nova Scotia(c)(d)	0.17%	04/10/14	114,500	114,499,371
Bank of Nova Scotia(d)	0.21%	04/03/14	105,000	105,000,000
Bank of Nova Scotia(c)(d)	0.30%	08/06/14	60,000	60,000,000
Bank of Nova Scotia(c)(d)	0.34%	02/27/15	120,100	120,100,000
Bank of Nova Scotia(c)(d)	0.34%	03/11/15	100,000	100,000,000
Bank of Scotland(d)	0.06%	03/03/14	145,000	145,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.17%	03/03/14	140,000	140,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.20%	05/02/14	100,000	100,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.21%	05/22/14	35,000	35,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.24%	03/11/14	91,000	91,000,000
Barclays Bank PLC(c)(d)	0.25%	03/11/14	32,000	32,000,000
Barclays Bank PLC(c)(d)	0.25%	06/17/14	450,000	450,000,000
Commonwealth Bank of Australia(d)	0.22%	05/06/14	150,000	150,001,374
Credit Agricole Corporate & Investment Bank(d)	0.10%	03/03/14	170,313	170,313,306
Credit Agricole Corporate & Investment Bank(d)	0.11%	03/05/14	329,000	329,000,000
Mitsubishi UFJ Trust & Banking Corp.(d)	0.22%	06/06/14	95,000	95,000,000
Mizuho Bank Ltd.(d)	0.21%	04/15/14	48,900	48,900,000
Mizuho Bank Ltd.(d)	0.22%	06/03/14	41,000	41,000,000
Mizuho Bank Ltd.(d)	0.23%	03/13/14	100,000	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Mizuho Bank Ltd.(d)	0.23%	04/02/14	$50,000	$50,000,000
Nationwide Building Society(d)	0.21%	04/09/14	75,000	74,982,949
Natixis(d)	0.09%	03/03/14	250,000	250,000,000
Natixis(c)(d)	0.32%	06/25/14	271,000	271,000,000
Nordea Bank Finland PLC(d)	0.14%	05/13/14	70,000	70,000,000
Nordea Bank Finland PLC(d)	0.17%	03/06/14	50,000	50,000,000
Nordea Bank Finland PLC(d)	0.18%	04/02/14	100,000	100,000,000
Norinchukin Bank (The)(c)(d)	0.24%	07/09/14	153,100	153,100,000
Norinchukin Bank (The)(d)	0.25%	08/08/14	46,000	46,000,000
Oversea-Chinese Banking Corp. Ltd.(d)	0.18%	04/09/14	115,100	115,100,000
Royal Bank of Canada(c)(d)	0.33%	03/04/15	300,000	300,000,000
Societe Generale(c)(d)	0.23%	11/13/14	110,000	110,000,000
Sumitomo Mitsui Banking Corp.(d)	0.21%	04/01/14	25,000	25,000,215
Sumitomo Mitsui Banking Corp.(d)	0.25%	05/01/14	50,000	50,000,000
Sumitomo Mitsui Trust Bank Ltd.(d)	0.25%	07/14/14	28,600	28,600,000
Swedbank AB(d)	0.07%	03/04/14	110,000	110,000,000
Toronto-Dominion Bank(d)	0.11%	03/03/14	50,000	50,000,000
Toronto-Dominion Bank(d)	0.11%	03/11/14	62,500	62,500,000
Toronto-Dominion Bank(d)	0.20%	05/21/14	55,000	55,000,000
Toronto-Dominion Bank(d)	0.20%	06/02/14	170,000	170,000,000
Toronto-Dominion Bank(d)	0.20%	07/28/14	33,300	33,300,000
Toronto-Dominion Bank(d)	0.22%	03/03/14	30,000	30,000,000
Wells Fargo Bank, N.A.(c)	0.17%	05/02/14	150,000	150,000,000
Wells Fargo Bank, N.A.(c)	0.17%	06/02/14	200,000	200,000,000
Total Certificates of Deposit (Cost $5,843,297,215)				5,843,297,215

Variable Rate Demand Notes–8.39%(e)
Credit Enhanced–8.35%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.16%	06/01/29	800	800,000
Appleton (City of) (Great Northern Corp.); Series 1999 A, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	09/01/19	4,500	4,500,000
Arlington (County of) Industrial Development Authority (Woodbury Park Apartments); Series 2005 A, Ref. VRD MFH RB (CEP–FHLMC)	0.03%	03/01/35	13,185	13,185,000
Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.16%	10/01/33	7,360	7,360,000
Austin (City of), Texas Housing Finance Corp. (Stassney Woods Apartments); Series 2004 A, Ref. VRD MFH RB (CEP–FNMA)	0.03%	10/15/32	3,350	3,350,000
Austin (County of), Texas Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	12/01/14	4,550	4,550,000
Bachelor Gulch Metropolitan District; Series 2004, VRD Unlimited Tax GO Bonds (LOC–U.S. Bank, N.A.)(f)	0.04%	12/01/23	1,755	1,755,000
Beaver Dam (City of) (YMCA of Dodge County, Inc.); Series 2006, VRD Development RB (LOC–FHLB of Chicago)(f)	0.03%	12/02/41	5,305	5,305,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	12/01/28	1,100	1,100,000
Bexar (County of), Texas Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.04%	12/15/34	3,355	3,355,000
Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	06/01/37	34,385	34,385,000
Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust); Series 2001 A, VRD Limited Obligation Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.04%	02/01/31	7,735	7,735,000
Broward (County of) Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)	0.03%	12/01/29	6,930	6,930,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	07/01/39	$24,200	$24,200,000
Butler (County of) (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.03%	06/01/35	6,065	6,065,000
Butler (County of), Ohio (Lakota Family YMCA); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	05/01/27	1,750	1,750,000
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	11/01/38	1,900	1,900,000
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2011 D, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	07/01/41	41,800	41,800,000
California (State of); Series 2005 B-5, Ref. VRD Unlimited Tax GO Bonds (LOC–Barclays Bank PLC)(d)(f)	0.02%	05/01/40	30,000	30,000,000
Cambridge (City of) (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC–PNC Bank, N.A.)(f)	0.04%	12/01/21	1,900	1,900,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.14%	07/01/38	900	900,000
Carson (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, Hospital RB (LOC–U.S. Bank, N.A.)(f)	0.04%	09/01/33	19,905	19,905,000
Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.03%	06/15/31	2,685	2,685,000
Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.03%	06/15/31	2,010	2,010,000
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(f)	0.04%	11/01/40	2,870	2,870,000
Channahon (Village of) (Morris Hospital); Series 2003 D, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.03%	12/01/32	2,540	2,540,000
Chicago (City of), Illinois (Neighborhoods Alive 21 Program); Series 2002 B3, VRD Unlimited Tax GO Bonds (LOC–Bank of America, N.A.)(d)(f)	0.03%	01/01/37	5,000	5,000,000
Clackamas (County of) Hospital Facility Authority (Legacy Health System);
Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.03%	06/01/37	6,000	6,000,000
Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.03%	06/01/37	24,800	24,800,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	01/01/33	24,575	24,575,000
Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.04%	11/01/38	6,705	6,705,000
Colorado (State of) Educational & Cultural Facilities Authority (King’s Way Christian School); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.04%	04/01/39	5,420	5,420,000
Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.03%	11/01/28	3,710	3,710,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.03%	06/01/15	1,490	1,490,000
Colorado (State of) Housing & Finance Authority (Woodstream Village); Series 1985, VRD MFH RB (CEP–FNMA)	0.05%	02/01/31	3,215	3,215,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.03%	03/01/34	8,200	8,200,000
Cuyahoga (County of), Ohio (Euclid Avenue Housing Corp.);
Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	08/01/42	16,910	16,910,000
Series 2009 B, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.03%	08/01/39	6,750	6,750,000
Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.03%	11/01/30	22,005	22,005,000
DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.03%	06/15/25	6,840	6,840,000
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	09/01/36	3,545	3,545,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	05/01/36	9,500	9,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	0.12%	11/01/30	$1,765	$1,765,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	04/01/38	8,500	8,500,000
Douglas (County of) Hospital Authority No. 2 (Children’s Hospital Obligated Group); Series 2008 A, Ref. VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.04%	08/15/32	4,000	4,000,000
Duval (County of), Florida Housing Finance Authority (The Glades Apartments); Series 2002, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.03%	10/01/32	5,275	5,275,000
East Point (City of) Georgia, Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP–FHLMC)	0.05%	07/01/37	3,700	3,700,000
Elgin (City of) (Judson College); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	06/01/36	6,625	6,625,000
Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	11/01/24	10,000	10,000,000
Emmaus (City of) General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.03%	03/01/30	37,860	37,860,000
Englewood (City of) (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)	0.05%	12/01/34	5,000	5,000,000
Everett (City of) Public Facilities District; Series 2007, VRD RB (LOC–Bank of New York Mellon)(f)	0.04%	04/01/36	11,000	11,000,000
Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	06/01/37	13,065	13,065,000
Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–FNMA)	0.03%	11/15/35	10,990	10,990,000
Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.03%	05/15/31	3,880	3,879,957
Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facilities & Improvement RB (LOC–PNC Bank, N.A.)(f)	0.04%	07/01/33	11,945	11,945,000
Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–U.S. Bank, N.A.)(f)	0.03%	12/01/21	14,000	14,000,000
Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	06/01/23	4,965	4,965,000
Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(f)	0.02%	06/01/19	10,460	10,460,000
Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.03%	06/01/27	9,500	9,500,000
Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.03%	11/01/25	4,500	4,500,000
Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	01/01/38	3,785	3,785,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(f)	0.14%	08/01/37	3,950	3,950,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	04/01/38	12,790	12,790,000
Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(f)	0.03%	12/01/28	8,500	8,500,000
Illinois (State of) Finance Authority (Dominican University); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	03/01/36	3,035	3,035,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	01/01/16	5,815	5,815,000
Illinois (State of) Finance Authority (Latin School of Chicago);
Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	08/01/28	1,200	1,200,000
Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	08/01/35	4,965	4,965,000
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	06/01/29	3,000	3,000,000
Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	11/15/37	42,900	42,900,000
Series 2009 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	11/15/37	6,000	6,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago);
Series 2001, VRD RB (LOC–BMO Harris, N.A.)(f)	0.04%	06/01/29	$5,800	$5,800,000
Series 2004, VRD RB (LOC–BMO Harris N.A.)(f)	0.04%	06/01/34	4,200	4,200,000
Indiana (State of) Finance Authority (Columbus Regional Hospital); Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.04%	08/01/21	13,540	13,540,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.03%	02/01/24	1,000	1,000,000
Indiana (State of) Finance Authority (Howard Regional Health System); Series 2005 B, VRD Hospital RB (LOC–BMO Harris N.A.)(f)	0.03%	01/01/35	3,320	3,320,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 J, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.03%	11/01/37	5,600	5,600,000
Jackson (City of), Tennessee Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.03%	10/15/32	3,970	3,970,000
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(b)	0.03%	03/01/31	3,200	3,200,000
King George (County of), Virginia Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC–JPMorgan Chase Bank, N.A.)(b)(f)	0.05%	09/01/21	2,500	2,500,000
Lancaster (County of) Industrial Development Authority (Willow Valley Retirement Community); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	12/01/39	1,100	1,100,000
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(f)	0.03%	10/01/42	5,130	5,130,000
Lincoln (County of), Pennsylvania (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	11/01/24	12,060	12,060,000
Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	03/01/38	15,255	15,255,000
Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(f)	0.04%	09/01/28	7,415	7,415,000
Luzerne (County of) Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(f)	0.04%	11/01/26	3,770	3,770,000
Lyndhurst (City of), Ohio (Hawken School); Series 2002, VRD Economic Development RB (LOC–PNC Bank, N.A.) (f)	0.05%	05/01/27	3,940	3,940,000
Maplewood (City of) (Mounds Park Academy); Series 2003, VRD Educational Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.03%	10/01/23	625	625,000
Maricopa (County of) Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)	0.05%	04/15/30	7,815	7,815,000
Marietta (City of) Housing Authority (Wood Knoll Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)	0.03%	07/01/24	2,700	2,700,000
Marietta (City of), Georgia Housing Authority (Wood Glen Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)	0.03%	07/01/24	2,000	2,000,000
Marion (County of) Housing Authority (Residence at Marion Estates); Series 1997, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.06%	07/01/27	1,755	1,755,000
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	07/01/28	3,900	3,900,000
Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.04%	07/01/33	3,535	3,535,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	04/01/35	7,500	7,500,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC–TD Bank N.A)(f)	0.03%	07/01/41	9,450	9,450,000
Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.03%	07/01/38	1,865	1,865,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(f)	0.16%	03/01/39	7,825	7,825,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	10/15/30	$18,780	$18,780,000
Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	10/15/38	19,191	19,191,000
Middletown (City of), Ohio (Atrium Medical Center Obligated Group); Series 2008 A, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	11/15/39	18,500	18,500,000
Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(f)	0.03%	09/01/40	5,795	5,795,000
Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.04%	01/01/25	1,105	1,105,000
Minnesota (State of) Office of Higher Education; Series 2012 B, VRD Supplemental Student Local Program RB (LOC–Royal Bank of Canada, N.A.)(d)(f)	0.03%	08/01/47	40,000	40,000,000
Minnetonka (City of), Minnesota (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.03%	11/15/31	1,000	1,000,000
Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.05%	12/15/29	5,000	5,000,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.03%	04/01/37	12,300	12,300,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.03%	04/01/37	1,500	1,500,000
Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	10/01/33	12,800	12,800,000
Mobile (City of) Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC–National Australia Bank Ltd.)(b)(d)(f)	0.03%	05/01/41	3,300	3,300,000
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(d)(f)	0.07%	07/01/40	9,000	9,000,000
Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.03%	01/01/36	52,500	52,500,000
Montgomery (County of), Maryland Housing Opportunities Commission; Series 2008 A, VRD Multiple Purpose RB (LOC–PNC Bank, N.A.)(f)	0.03%	05/01/39	2,265	2,265,000
Montgomery (County of), Pennsylvania Industrial Development Authority (LaSalle College High School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	11/01/38	3,725	3,725,000
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds Bank PLC)(d)(f)	0.05%	07/01/38	20,100	20,100,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.03%	07/15/36	7,575	7,574,667
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.03%	02/15/34	425	424,813
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	01/01/18	3,875	3,875,000
New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.04%	12/01/24	2,780	2,780,000
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(f)	0.03%	09/01/37	2,900	2,900,000
New Jersey (State of) Economic Development Authority (Job Haines Home for Aged People); Series 1998, VRD RB (LOC–PNC Bank, N.A.)(f)	0.04%	02/01/28	700	700,000
New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportation System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.03%	06/15/32	48,000	48,000,000
New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC–HSBC Bank USA N.A.)(d)(f)	0.03%	11/01/36	8,645	8,645,000
New York (State of) Housing Finance Agency (Gotham West Housing); Series 2012 A-1, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	05/01/45	17,500	17,500,000
New York (State of) Housing Finance Agency (Related West 29th Street Housing); Series 2012 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.03%	05/01/45	10,000	10,000,000
New York (State of) Long Island Power Authority; Series 2012 D, VRD Electric System General RB (LOC–TD Bank, N.A.)(f)	0.02%	12/01/29	45,410	45,410,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Newport (City of) (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.04%	04/01/32	$13,810	$13,810,000
Newport News (City of), Virginia Industrial Development Authority (Christopher Newport University Foundations); Series 2006, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	08/01/36	1,820	1,820,000
North Carolina (State of) Capital Facilities Finance Agency (Asheville School, Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	04/01/27	2,920	2,920,000
North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	06/01/17	5,440	5,440,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	09/01/27	3,905	3,905,000
Oak Park Heights (City of), Minnesota (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)	0.04%	11/01/35	1,845	1,845,000
Ogden (City of), Utah Redevelopment Agency;
Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.16%	12/01/27	8,020	8,020,000
Series 2009 B-2, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.21%	12/01/27	1,665	1,665,000
Ohio (State of) Higher Educational Facility Commission (Capital University); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	12/01/31	25,595	25,595,000
Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (LOC–FHLB of Chicago)(f)	0.03%	09/01/36	3,715	3,715,000
Olympia (Port of) Economic Development Corp. (Spring Air Northwest); Series 1998, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.06%	11/01/23	600	600,000
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.03%	08/01/34	72,000	72,000,000
Oregon (State of) Health, Housing, Educational & Cultural Facilities Authority (Sacred Heart Medical Center Foundation); Series 1998 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.03%	11/01/28	775	775,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.07%	10/15/38	7,400	7,400,000
Orlando & Orange (Counties of) Expressway Authority; Subseries 2008 B-1, Ref. VRD RB (LOC–Bank of Montreal)(d)(f)	0.03%	07/01/40	2,900	2,900,000
Palm Beach (County of) Housing Finance Authority (Azalea Place Apartments); Series 1999 A, VRD MFH RB (CEP–FHLMC)(b)	0.08%	12/01/32	5,095	5,095,000
Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(f)	0.04%	07/01/32	5,085	5,085,000
Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC–PNC Bank, N.A.)(f)	0.05%	10/01/29	7,000	7,000,000
Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC–PNC Bank, N.A.)(f)	0.09%	08/01/35	1,100	1,100,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(b)(f)	0.05%	05/01/20	2,250	2,250,000
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University) Series 2002 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.03%	05/01/32	30,520	30,520,000
Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	02/01/34	6,960	6,960,000
Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Barclays Bank PLC)(d)(f)	0.03%	12/01/38	40,475	40,475,000
Philadelphia (City of), Pennsylvania Authority for Industrial Development (Chestnut Hill College); Series 2007 A, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	10/01/29	4,100	4,100,000
Pitkin (County of) (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.03%	12/01/24	5,235	5,235,000
Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	06/01/39	1,085	1,085,000
Roswell (City of) Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(b)	0.03%	08/01/24	3,950	3,950,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC–FHLB of Indianapolis)(f)	0.21%	07/01/40	$2,240	$2,240,000
San Gabriel (City of), Texas Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	04/01/26	4,215	4,215,000
Seattle (City of), Washington Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC–U.S. Bank, N.A.)(f)	0.03%	05/01/19	1,660	1,660,000
Shelby (County of) Health, Educational & Housing Facility Board (Providence Place Apartments); Series 2007, Ref. VRD MFH RB (CEP–FNMA)	0.03%	12/15/42	500	500,000
South Carolina (State of) Housing Finance & Development Authority (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB (CEP–FNMA)	0.03%	11/15/35	7,565	7,564,956
South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	03/01/28	3,752	3,752,000
St. Charles (County of), Missouri Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.03%	04/15/27	5,600	5,600,000
St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC–General Electric Capital Corp.)(b)(f)	0.15%	10/01/21	1,990	1,990,000
St. Louis (County of) Industrial Development Authority (Schnuck Markets, Inc.–Kirkwood); Series 1985, VRD IDR (LOC–U.S. Bank, N.A.)(b)(f)	0.04%	12/01/15	3,950	3,950,000
St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.02%	04/15/27	4,970	4,970,000
Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC–Northern Trust Co.)(f)	0.02%	11/15/50	3,500	3,500,000
Texas (State of) Department of Housing & Community Affairs (Champions Crossing Apartments); Series 2006, Ref. VRD MFH Mortgage RB (CEP–FNMA)(b)	0.08%	09/15/36	4,675	4,675,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)	0.03%	05/01/42	13,470	13,470,000
Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.03%	07/01/33	17,375	17,375,000
Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.05%	07/01/41	12,425	12,425,000
Texas (State of) Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.05%	06/01/41	8,590	8,590,000
Tuscaloosa (County of) Industrial Development Authority (Hunt Refining Co.); Series 2011, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(d)(f)	0.04%	04/01/28	10,000	10,000,000
Utah (State of) Associated Municipal Power Systems (Horse Butte Wind); Series 2012 B, VRD RB (LOC–Bank of Montreal)(d)(f)	0.03%	09/01/32	12,000	12,000,000
Vermont (State of) Educational & Health Buildings Financing Agency (Brattleboro Retreat (The)); Series 2011 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.03%	12/01/31	11,210	11,210,000
Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.04%	10/01/34	800	800,000
Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	12/01/38	32,500	32,500,000
Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	08/01/35	4,225	4,225,000
Volusia (County of), Florida Housing Finance Authority (The Anatole Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.03%	10/15/32	750	750,000
Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	06/01/18	10,000	10,000,000
Washington (State of) Housing Finance Commission (Alderwood Court Apartments); Series 2002 A, VRD MFH RB (CEP–FNMA)	0.05%	06/15/35	5,350	5,350,000
Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.04%	12/15/44	950	950,000
Washington (State of) Housing Finance Commission (Holly Village Senior Living); Series 1999 A, VRD MFH RB (CEP–FNMA)	0.07%	07/15/32	6,600	6,600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP–FHLMC)	0.07%	07/01/25	$8,300	$8,300,000
Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP–FNMA)	0.05%	09/01/38	2,000	2,000,000
Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.03%	12/15/44	3,100	3,100,000
Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(f)	0.03%	10/01/19	2,190	2,190,000
Washington (State of) Housing Finance Commission (Pacific Inn Apartments); Series 1996 A, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.03%	05/01/28	3,615	3,615,000
Washington (State of) Housing Finance Commission (Rockwood Retirement Communities Program); Series 1999 A, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(f)	0.03%	01/01/30	13,775	13,775,000
Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.04%	09/15/20	2,680	2,680,000
Wisconsin (State of) Health & Educational Facilities Authority (Goodwill Industries of Southeastern Wisconsin, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.04%	06/01/39	13,155	13,155,000
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 2000, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.16%	06/01/25	1,640	1,640,000
Wisconsin (State of) Health & Educational Facilities Authority (Hospital Sisters Services, Inc.); Series 2012 E, Ref. VRD Obligated Group RB (LOC–Bank of Montreal)(d)(f)	0.03%	08/01/40	21,200	21,200,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.);
Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	12/01/36	8,800	8,800,000
Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	12/01/36	11,000	11,000,000
Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	12/01/32	8,630	8,630,000
Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.04%	08/01/30	5,600	5,600,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	05/01/30	490	490,000
Young Men’s Christian Association of Metropolitan Milwaukee, Inc. (The); Series 2008, VRD Notes (LOC–BMO Harris Bank, N.A.)(f)	0.14%	05/01/33	700	700,000
				1,738,912,393

Other Variable Rate Demand Notes–0.04%(e)
Federal Home Loan Mortgage Corp.; Series M028 A, VRD Multifamily Ctfs.	0.05%	09/15/24	8,660	8,660,000
Total Variable Rate Demand Notes (Cost $1,747,572,393)				1,747,572,393

Other Bonds and Notes–3.84%
General Electric Capital Corp. Sr. Unsec. Global Notes	2.15%	01/09/15	25,457	25,866,694
Royal Bank of Canada, Sr. Unsec. Medium-Term Notes(b)(c)(d)	0.40%	02/27/15	200,000	200,000,000
Wells Fargo Bank, N.A.,
Sr. Unsec. Medium-Term Notes(c)	0.32%	03/20/15	200,000	200,000,000
Unsec. Medium-Term Notes(c)	0.34%	03/20/15	225,000	225,000,000
Westpac Banking Corp. Sr. Unsec. Medium-Term Notes(b)(c)(d)	0.39%	03/06/15	150,000	150,000,000
Total Other Bonds and Notes (Cost $800,866,694)				800,866,694
TOTAL INVESTMENTS (excluding Repurchase Agreements)–82.56% (Cost $17,208,197,373)				17,208,197,373

			Repurchase Amount
Repurchase Agreements–17.43%(g)
BNP Paribas Securities Corp., Open agreement dated 12/26/12, (collateralized by Mortgage-backed securities & Corporate obligations valued at $54,353,938; 0.36%-6.50%, 08/01/16-08/25/46)(d)(h)	0.16%	—	—	50,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Credit Agricole Corp. & Investment Bank, Agreement dated 02/28/14, maturing value of $200,001,333 (collateralized by U.S. Treasury obligation valued at $204,000,043; 1.13%, 04/30/20)	0.08%	03/03/14	$200,001,333	$200,000,000
Credit Agricole Corp. & Investment Bank, Agreement dated 02/28/14, maturing value of $500,002,500 (collateralized by U.S. Treasury & U.S. Government sponsored agency obligations valued at $510,000,007; 1.13%-2.63%, 09/18/18-11/15/20)	0.06%	03/03/14	500,002,500	500,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 02/28/14, aggregate maturing value of $750,003,125 (collateralized by U.S. Treasury obligations valued at $765,000,004; 0.63%-10.63%, 08/15/15-02/15/43)	0.05%	03/03/14	209,564,408	209,563,535
Credit Suisse Securities (USA) LLC, Open agreement dated 04/25/13, (collateralized by Asset-backed & Mortgage-backed securities valued at $373,847,363; 0%-38.67%, 05/15/24-11/03/51)(d)(h)	0.56%	—	—	340,000,000
Federal Reserve Bank of New York, Agreement dated 02/28/14, maturing value of $250,001,042 (collateralized by U.S. Treasury obligation valued at $250,001,129; 3.88%, 05/15/18)	0.05%	03/03/14	250,001,042	250,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/26/14, maturing value of $368,286,836 (collateralized by Asset-backed securities, Mortgage-backed securities, U.S. Government sponsored agency obligations, Corporate obligations, Sovereign debt & other instruments valued at $402,304,603; 0%-11.75%, 03/19/14-10/01/66)(i)	0.46%	04/28/14	368,286,836	368,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/28/14, maturing value of $305,151,229 (collateralized by Asset-backed securities, Mortgage-backed securities, Corporate obligations & Sovereign debt valued at $333,404,721; 0%-9.00%, 09/01/15-12/29/99)	0.51%	04/04/14	305,151,229	305,000,000
RBC Capital Markets Corp., Joint agreement dated 02/28/14, aggregate maturing value of $750,003,750 (collateralized by U.S. Treasury obligation valued at $765,000,013; 0.63%, 02/15/17)	0.06%	03/03/14	500,002,500	500,000,000
RBC Capital Markets Corp., Joint Term agreement dated 01/31/14, aggregate maturing value of $200,045,000 (collateralized by U.S. Government sponsored agency obligations valued at $204,000,001; 3.50%, 04/01/32-10/20/42)(i)	0.09%	05/01/14	50,011,250	50,000,000
RBC Capital Markets Corp., Term agreement dated 02/03/14, maturing value of $100,068,250 (collateralized by Corporate & Municipal obligations valued at $105,000,000; 0%-8.63%, 03/15/14-08/15/47(d)(i)	0.27%	05/05/14	100,068,250	100,000,000
RBC Capital Markets Corp., Term agreement dated 12/12/13, maturing value of $75,048,750 (collateralized by Corporate obligations valued at $78,750,000; 0.24%-9.63%, 03/17/14-02/01/44)(d)(i)	0.26%	03/12/14	75,048,750	75,000,000
RBC Capital Markets Corp., Term agreement dated 12/18/13, maturing value of $150,097,500 (collateralized by Corporate obligations valued at $157,500,000; 0%-9.50%, 04/17/14-03/01/44)(d)(i)	0.26%	03/18/14	150,097,500	150,000,000
Societe Generale, Agreement dated 02/28/14, maturing value of $250,001,250 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,000; 2.50%-4.50%, 04/01/26-03/01/43)	0.06%	03/03/14	250,001,250	250,000,000
Wells Fargo Securities, LLC, Joint agreement dated 02/28/14, aggregate maturing value of $600,003,000 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $612,000,000; 0%-14.50%, 08/15/14-02/15/44)	0.06%	03/03/14	286,292,707	286,291,276
Total Repurchase Agreements (Cost $3,633,854,811)				3,633,854,811
TOTAL INVESTMENTS(j)(k)–99.99% (Cost $20,842,052,184)				20,842,052,184
OTHER ASSETS LESS LIABILITIES–0.01%				2,670,858
NET ASSETS–100.00%				$20,844,723,042

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation

Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds

RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Short-Term Investments Trust

Liquid Assets Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (“the 1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2014 was $6,758,314,541, which represented 32.42% of the Fund’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2014.
(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 12.3%; Canada: 11.0%; Japan: 10.2%; United Kingdom: 8.6%; Australia: 5.8%; other countries less than 5% each: 13.6%.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2014.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
U.S. Bancorp	5.2%

Portfolio Composition by Maturity

In days, as of 2/28/14

1-7	41.3%
8-30	9.6
31-60	12.2
61-90	10.0
91-180	18.0
181+	8.9

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Short-Term Investments Trust

Schedule of Investments

February 28, 2014

(Unaudited)

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–43.10%(a)

Asset-Backed Securities-Consumer Receivables-0.93%
Barton Capital LLC(c)	0.18%	11/06/14	$30,000	$30,000,000

Asset-Backed Securities–Fully Supported Bank–9.76%
Alpine Securitization Corp. (CEP–Credit Suisse AG)(b)(c)	0.11%	03/12/14	8,000	7,999,731
Alpine Securitization Corp. (CEP–Credit Suisse AG)(b)(c)	0.11%	03/14/14	50,000	49,998,014
Alpine Securitization Corp. (CEP–Credit Suisse AG)(b)(c)	0.11%	03/11/14	13,000	12,999,603
Cancara Asset Securitisation LLC (CEP–Lloyds Bank PLC)(b)(c)	0.14%	04/04/14	12,000	11,998,413
Cancara Asset Securitisation LLC (CEP–Lloyds Bank PLC)(b)(c)	0.14%	04/03/14	25,000	24,996,792
Concord Minutemen Capital Co., LLC Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(c)	0.20%	03/14/14	15,000	14,998,917
Concord Minutemen Capital Co., LLC, Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(c)	0.21%	03/04/14	20,000	19,999,650
Crown Point Capital Co., LLC Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(c)	0.20%	03/14/14	2,000	1,999,856
Crown Point Capital Co., LLC Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(c)	0.21%	03/06/14	5,000	4,999,854
Crown Point Capital Co., LLC Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(c)	0.20%	03/17/14	50,000	49,995,555
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	0.18%	03/03/14	50,000	49,999,500
Govco LLC (CEP–Citibank NA)(c)	0.12%	03/13/14	7,000	6,999,720
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(c)	0.20%	04/01/14	25,000	24,995,694
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(c)	0.20%	03/14/14	5,900	5,899,574
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(c)	0.21%	03/05/14	9,000	8,999,790
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(c)	0.20%	03/11/14	10,000	9,999,445
Manhattan Asset Funding Co., LLC (CEP–Sumitomo Mitsui Financial Group, Inc.)(b)(c)	0.15%	03/19/14	6,000	5,999,550
				312,879,658

Asset-Backed Securities–Multi-Purpose–16.65%
Atlantic Asset Securitization LLC(b)(c)	0.18%	08/06/14	16,000	16,000,000
Atlantic Asset Securitization, LLC(b)(c)	0.12%	03/10/14	40,000	39,998,800
Gemini Securitization Corp., LLC Cost(b)(c)	0.15%	03/07/14	50,000	49,998,750
Nieuw Amsterdam Receivables Corp.(b)(c)	0.14%	03/05/14	100,000	99,998,444
Nieuw Amsterdam Receivables Corp.(b)(c)	0.15%	03/24/14	26,000	25,997,508
Regency Markets No. 1 LLC(b)(c)	0.14%	03/12/14	50,000	49,997,861
Regency Markets No. 1 LLC(b)(c)	0.14%	03/13/14	75,731	75,727,466
Regency Markets No. 1 LLC(b)(c)	0.14%	03/14/14	20,000	19,998,989
Scaldis Capital LLC(b)(c)	0.13%	03/20/14	8,000	7,999,451
Scaldis Capital, LLC(b)(c)	0.12%	03/10/14	80,000	79,997,600
Scaldis Capital, LLC(b)(c)	0.00%	03/17/14	43,000	42,996,942
Versailles Commercial Paper LLC(c)	0.17%	04/04/14	25,000	24,995,986
				533,707,797

Diversified Banks–4.90%
Landesbank Hessen-Thueringen Girozentrale(b)(c)	0.12%	03/13/14	8,000	7,999,680
Lloyds Bank PLC(b)	0.08%	03/05/14	19,000	18,999,842
Natixis US Finance Co., LLC(b)	0.12%	03/05/14	12,000	11,999,840
Societe Generale North America, Inc.(b)	0.09%	03/10/14	18,000	17,999,618
Standard Chartered Bank(b)(c)	0.14%	04/08/14	100,000	99,985,750
				156,984,730

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Life & Health Insurance–1.87%
MetLife Short Term Funding LLC(c)	0.09%	03/05/14	$60,000	$59,999,400

Pharmaceuticals–2.50%
Sanofi Pharmaceuticals(b)(c)	0.07%	03/20/14	80,000	79,997,044

Regional Banks–4.30%
Macquarie Bank Ltd.(b)(c)	0.14%	03/31/14	80,000	79,990,667
Macquarie Bank Ltd.(b)(c)	0.15%	03/31/14	50,000	49,993,750
Sumitomo Mitsui Trust Bank Ltd.(b)(c)	0.14%	03/07/14	8,000	7,999,820
				137,984,237

Specialized Finance–2.19%
Kreditanstalt fur Wiederaufbau(b)(c)	0.09%	03/07/14	27,975	27,974,580
Kreditanstalt fur Wiederaufbau(b)(c)	1.50%	04/04/14	42,215	42,273,250
				70,247,830
Total Commercial Paper (Cost $1,381,800,696)				1,381,800,696

Certificates of Deposit–15.50%
Bank of Montreal(b)	0.09%	03/06/14	100,000	100,000,000
Barclays Bank PLC(b)	0.25%	03/11/14	60,000	60,000,000
Credit Agricole Corporate & Investment Bank(b)	0.11%	03/05/14	50,000	50,000,000
Nordea Bank(b)	0.05%	03/06/14	100,000	100,000,000
Norinchukin Bank (The)(b)	0.17%	03/17/14	30,000	30,000,000
Oversea-Chinese Banking Corp., Ltd.(b)	0.24%	03/04/14	25,000	25,000,145
Swedbank AB(b)	0.06%	03/04/14	15,000	15,000,000
Swedbank AB(b)	0.07%	03/04/14	17,000	17,000,000
Toronto-Dominion Bank(b)	0.11%	03/03/14	50,000	50,000,000
Toronto-Dominion Bank(b)	0.12%	03/03/14	50,000	50,000,000
Total Certificates of Deposit (Cost $497,000,145)				497,000,145

Variable Rate Demand Notes–8.29%(d)
Credit Enhanced–8.29%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.16%	06/01/29	2,355	2,355,000
Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(c)(e)	0.05%	10/01/25	3,000	3,000,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(e)	0.14%	12/01/28	2,600	2,600,000
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(e)	0.04%	11/01/40	5,860	5,860,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(e)	0.03%	01/01/33	2,015	2,015,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2007, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.03%	06/01/37	5,000	5,000,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(e)	0.03%	03/01/34	1,800	1,800,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.03%	04/01/38	27,200	27,200,000
Franklin (County of), Ohio (Doctors Ohio Health Corp.); Sub. Series 1998 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(e)	0.03%	12/01/28	5,450	5,450,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(e)	0.03%	03/01/30	1,800	1,800,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.03%	04/01/38	8,600	8,600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.04%	01/01/16	$5,795	$5,795,000
Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.04%	08/01/28	11,530	11,530,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.03%	02/01/24	5,700	5,700,000
Indiana (State of) Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.04%	02/01/39	3,700	3,700,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank N.A.)(e)	0.03%	09/01/48	5,000	5,000,000
Jacksonville (City of), Florida Housing Finance Authority (St. Augustine Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.03%	07/15/33	3,830	3,830,000
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(e)	0.02%	10/01/38	2,390	2,390,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.04%	10/15/38	16,399	16,399,000
Minnetonka (City of), Minnesota (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.03%	11/15/31	4,000	4,000,000
Monmouth (City of), Illinois (Monmouth College); Series 2005, VRD IDR (LOC–PNC Bank, N.A.)(e)	0.05%	06/01/35	5,440	5,440,000
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds Bank PLC)(b)(e)	0.05%	07/01/38	935	935,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.03%	02/15/34	3,695	3,695,000
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(e)	0.04%	01/01/18	5,600	5,600,000
New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.04%	01/01/24	14,000	14,000,000
New York (State of) Long Island Power Authority; Series 2012 D, VRD Electric System General RB (LOC–TD Bank, N.A.)(e)	0.02%	12/01/29	43,600	43,600,000
Newport (City of) (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(e)	0.04%	04/01/32	1,610	1,610,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.06%	09/01/27	2,815	2,815,000
Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(e)	0.05%	06/01/23	5,500	5,500,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.07%	10/15/38	1,600	1,600,000
Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Barclays Bank PLC)(b)(e)	0.03%	12/01/38	15,000	15,000,000
Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC–Canadian Imperial Bank of Commerce)(b)(e)	0.04%	03/01/36	11,000	11,000,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(e)	0.03%	11/01/29	1,800	1,800,000
St. Louis (County of), Missouri Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.03%	04/15/27	9,170	9,170,000
Washington (State of) Housing Finance Commission (Bertschi School); Series 2006, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(e)	0.03%	06/01/35	5,525	5,525,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.04%	12/01/36	6,400	6,400,000
Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.04%	03/01/36	5,800	5,800,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.05%	05/01/30	2,415	2,415,000
Total Variable Rate Demand Notes (Cost $265,929,000)				265,929,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–0.41%
Overseas Private Investment Corp. (OPIC)–0.41%
Unsec. VRD COP Bonds(d) (Cost $13,000,000)	0.12%	05/15/30	$13,000	$13,000,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–67.30% (Cost $2,157,729,841)				2,157,729,841

			Repurchase Amount
Repurchase Agreements–32.67%(f)
Credit Agricole Corp. & Investment Bank, Agreement dated 02/28/14, maturing value of $250,001,250 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,001; 3.00%-4.00%, 02/01/27-10/01/42)	0.06%	03/03/14	250,001,250	250,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 02/28/14, aggregate maturing value of $750,003,125 (collateralized by U.S. Treasury obligations valued at $765,000,004; 0.63%-10.63%, 08/15/15-02/15/43)	0.05%	03/03/14	127,506,506	127,505,975
ING Financial Markets, LLC, Joint agreement dated 02/28/14, aggregate maturing value $550,002,750 (collateralized by U.S. Government sponsored agency obligations valued at $561,000,090; 2.04%-4.50%, 06/01/25-09/01/43)	0.06%	03/03/14	200,001,000	200,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/26/14, maturing value $55,042,869 (collateralized by Asset-backed securities obligations, Mortgage-backed securities obligations, U.S. Government sponsored agency obligations, Sovereign debt & Municipal obligations valued at $59,843,220; 0%-10.80%, 02/01/15-11/25/52(g)	0.46%	04/28/14	55,042,869	55,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/28/14, maturing value $25,019,167 (collateralized by Asset-backed & Mortgaged backed securities valued at $27,500,000; 0%-6.39%, 01/01/32-12/28/38)	0.46%	04/29/14	25,019,167	25,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/28/14, maturing value $45,022,313 (collateralized by Asset-backed securities, Mortgage-backed securities, Corporate obligations & Sovereign debt valued at $49,087,701; 0%-11.75%, 02/15/15-04/25/52)	0.51%	04/04/14	45,022,313	45,000,000
RBC Capital Markets Corp., Joint Term agreement dated 01/31/14, aggregate maturing value $200,045,000 (collateralized by U.S. Government sponsored agency obligations valued at $204,000,001; 3.50%, 04/01/32-10/20/42)(b)(g)	0.09%	05/01/14	100,022,500	100,000,000
RBC Capital Markets Corp., Term agreement dated 02/03/14, maturing value $50,034,125 (collateralized by Corporate & Municipal obligations valued at $52,500,000; 0%-8.36%, 06/01/15-04/01/49)(b)	0.27%	05/05/14	50,034,125	50,000,000
RBC Capital Markets Corp., Term agreement dated 12/12/13, maturing value $95,061,750 (collateralized by Corporate obligations valued at $99,750,000; 0.42%-9.63%, 10/31/14-12/15/43)(b)	26.00%	03/12/14	95,061,750	95,000,000
Wells Fargo Securities, LLC, Term agreement dated 02/07/14, maturing value of $100,049,167 (collateralized by Asset-backed securities, Mortgage-backed securities, Corporate obligations, Sovereign debt & other instruments valued at $104,577,713; 0%-8.88%, 03/05/14-12/15/43)	0.30%	04/07/14	100,049,167	100,000,000
Total Repurchase Agreements (Cost $1,047,505,975)				1,047,505,975
TOTAL INVESTMENTS(h)(i)–99.97% (Cost $3,205,235,816)				3,205,235,816
OTHER ASSETS LESS LIABILITIES–0.03%				968,729
NET ASSETS–100.00%				$3,206,204,545

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Short-Term Investments Trust

STIC Prime Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 11.1%; France: 10.8%; Japan: 6.9; United Kingdom: 14.3; other countries less than 5% each: 16.9%.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2014 was $1,335,801,396, which represented 41.66% of the Fund’s Net Assets.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2014.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1I.
(g)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(h)	Also represents cost for federal income tax purposes.
(i)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

Portfolio Composition by Maturity

In days, as of 2/28/14

1-7	62.3%
8-30	20.6
31-60	17.1

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Short-Term Investments Trust

Schedule of Investments

February 28, 2014

(Unaudited)

Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–55.36%
U.S. Treasury Bills–45.66%(a)
U.S. Treasury Bills	0.05%	04/03/14	$250,000	$249,989,687
U.S. Treasury Bills	0.07%	04/03/14	750,000	749,955,312
U.S. Treasury Bills	0.06%	04/10/14	260,000	259,983,245
U.S. Treasury Bills	0.07%	04/10/14	750,000	749,945,833
U.S. Treasury Bills	0.13%	04/10/14	250,000	249,965,278
U.S. Treasury Bills	0.04%	04/17/14	750,000	749,963,281
U.S. Treasury Bills	0.16%	04/17/14	250,000	249,949,410
U.S. Treasury Bills	0.04%	04/24/14	500,000	499,969,626
U.S. Treasury Bills	0.07%	04/24/14	250,000	249,974,688
U.S. Treasury Bills	0.08%	04/24/14	300,000	299,966,250
U.S. Treasury Bills	0.05%	05/01/14	700,000	699,940,694
U.S. Treasury Bills	0.07%	05/01/14	300,000	299,963,146
U.S. Treasury Bills	0.09%	05/01/14	300,000	299,954,250
U.S. Treasury Bills	0.08%	05/08/14	350,000	349,946,639
U.S. Treasury Bills	0.10%	05/15/14	300,000	299,940,625
U.S. Treasury Bills	0.10%	05/22/14	350,000	349,922,270
U.S. Treasury Bills	0.10%	05/29/14	350,000	349,913,472
U.S. Treasury Bills	0.10%	06/05/14	250,000	249,931,334
U.S. Treasury Bills	0.07%	06/19/14	200,000	199,955,694
U.S. Treasury Bills	0.09%	07/03/14	350,000	349,891,500
U.S. Treasury Bills	0.09%	07/10/14	300,000	299,907,209
U.S. Treasury Bills	0.06%	07/17/14	300,000	299,928,126
U.S. Treasury Bills	0.06%	07/24/14	250,000	249,939,583
				8,608,797,152

U.S. Treasury Notes–9.70%
U.S. Treasury Notes	1.25%	04/15/14	925,000	926,348,773
U.S. Treasury Notes	0.25%	04/30/14	438,000	438,130,892
U.S. Treasury Notes	1.88%	04/30/14	212,000	212,636,928
U.S. Treasury Notes	2.25%	05/31/14	250,000	251,357,635
				1,828,474,228
Total U.S. Treasury Securities (Cost $10,437,271,380)				10,437,271,380
TOTAL INVESTMENTS (excluding Repurchase Agreements)–55.36% (Cost $10,437,271,380)				10,437,271,380

			Repurchase Amount
Repurchase Agreements–44.61%(b)
Barclays Capital Inc., Agreement dated 02/28/14, maturing value of $200,000,833 (collateralized by U.S. Treasury obligation valued at $204,000,007; 0.63%, 11/30/17)	0.05%	03/03/14	200,000,833	200,000,000
Barclays Capital Inc., Term agreement dated 02/24/14, maturing value of $300,015,000 (collateralized by U.S. Treasury obligations valued at $306,000,050; 0.25%-2.75%, 04/15/15-08/31/19)	0.05%	04/01/14	300,015,000	300,000,000
BNP Paribas Securities Corp., Agreement dated 02/28/14, maturing value $294,001,225 (collateralized by U.S. Treasury obligations valued at $299,880,074; 0.63%-1.00%, 08/31/17-11/30/19)	0.05%	03/03/14	294,001,225	294,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
BNP Paribas Securities Corp., Term agreement dated 02/12/14, maturing value $1,000,038,889 (collateralized by U.S. Treasury obligations valued at $1,020,000,043; 0.13%-4.00%, 07/31/14-08/15/20)(c)	0.04%	03/19/14	$1,000,038,889	$1,000,000,000
CIBC World Markets Corp., Agreement dated 02/28/14, maturing value of $100,000,417 (collateralized by U.S. Treasury obligations valued at $102,002,703; 0.25%-3.75%, 12/31/15-02/15/44)	0.05%	03/03/14	100,000,417	100,000,000
Citigroup Global Markets Inc., Agreement dated 02/28/14, maturing value of $500,002,083 (collateralized by U.S. Treasury obligations valued at $510,000,001; 0%-4.25%, 04/15/14-05/15/43)	0.05%	03/03/14	500,002,083	500,000,000
Citigroup Global Markets Inc., Open agreement dated 02/03/14 (collateralized by U.S. Treasury obligations valued at $510,000,011; 0%-6.00%, 05/22/14-02/15/29)(d)	0.03%	—	—	500,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 02/28/14, aggregate maturing value of $750,003,125 (collateralized by U.S. Treasury obligations valued at $765,000,004; 0.63%-10.63%, 08/15/15-02/15/43)	0.05%	03/03/14	52,544,143	52,543,924
Deutsche Bank Securities Inc., Term agreement dated 01/06/14, maturing value of $500,075,833 (collateralized by U.S. Treasury obligations valued at $510,000,001; 0%-8.50%, 06/26/14-08/15/39)(c)	0.06%	04/07/14	500,075,833	500,000,000
Federal Reserve Bank of New York, Agreement dated 02/28/14, maturing value of $900,003,750 (collateralized by U.S. Treasury obligations valued at $900,003,859; 3.00%-3.88%, 05/15/18-05/15/42)	0.05%	03/03/14	900,003,750	900,000,000
Goldman, Sachs & Co., Joint term agreement dated 02/18/14, aggregate maturing value of $1,100,045,833 (collateralized by U.S. Treasury obligations valued at $1,122,000,012; 0.13%-2.38%, 04/15/16-01/15/26)(c)	0.05%	03/20/14	750,031,250	750,000,000
HSBC Securities (USA) Inc., Agreement dated 02/28/14, maturing value of $200,000,833 (collateralized by U.S. Treasury obligations valued at $204,000,987; 1.38%-8.00%, 12/31/14-11/15/21)	0.05%	03/03/14	200,000,833	200,000,000
HSBC Securities (USA) Inc., Joint term agreement dated 02/25/14, aggregate maturing value of $1,000,007,778 (collateralized by U.S. Treasury obligations valued at $1,020,001,335; 0.25%-5.13%, 06/30/14-11/15/43)(c)	0.04%	03/04/14	650,005,056	650,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Agreement dated 02/28/14, maturing value $95,284,622 (collateralized by U.S. Treasury obligation valued at $97,190,064; 1.00%, 09/30/19)	0.04%	03/03/14	95,284,622	95,284,304
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/25/14, maturing value $600,003,500 (collateralized by U.S. Treasury obligations valued at $612,000,047; 0%-7.25%, 03/13/14-08/15/22)(c)	0.03%	03/04/14	600,003,500	600,000,000
Morgan Stanley, Agreement dated 02/28/14, maturing value $200,000,833 (collateralized by U.S. Treasury obligations valued at $204,000,009; 1.38%-4.13%, 05/15/15-05/15/18)	0.05%	03/03/14	200,000,833	200,000,000
RBC Capital Markets Corp., Term agreement dated 01/31/14, maturing value $750,093,750 (collateralized by U.S. Treasury obligations valued at $765,000,025; 0%-11.25%, 03/06/14-02/15/44)(c)	0.05%	05/01/14	750,093,750	750,000,000
Societe Generale, Agreement dated 02/28/14, maturing value of $494,002,058 (collateralized by U.S. Treasury obligation valued at $503,880,009; 1.25%, 07/15/20)	0.05%	03/03/14	494,002,058	494,000,000
Wells Fargo Securities, LLC, Agreement dated 02/28/14, maturing value $325,001,354 (collateralized by U.S. Treasury obligations valued at $331,500,040; 0%-8.75%, 04/15/14-11/15/43)	0.05%	03/03/14	325,001,354	325,000,000
Total Repurchase Agreements (Cost $8,410,828,228)				8,410,828,228
TOTAL INVESTMENTS(e)–99.97% (Cost $18,848,099,608)				18,848,099,608
OTHER ASSETS LESS LIABILITIES–0.03%				6,583,194
NET ASSETS–100.00%				$18,854,682,802

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Short-Term Investments Trust

Treasury Portfolio

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Principal amount equals value at period end. See Note 1I.
(c)	The Fund may demand payment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(d)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(e)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/14

1-7	43.0%
8-30	0.0
31-60	29.4
61-90	17.5
91-180	10.1
181+	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Short-Term Investments Trust

Schedule of Investments

February 28, 2014

(Unaudited)

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–48.97%
Federal Farm Credit Bank (FFCB)–5.67%
Unsec. Disc. Notes(a)	0.10%	05/02/14	$25,000	$24,995,695
Unsec. Disc. Notes(a)	0.08%	06/03/14	50,000	49,989,556
Unsec. Disc. Notes(a)	0.13%	07/23/14	20,000	19,989,600
Unsec. Disc. Notes(a)	0.14%	07/25/14	49,000	48,972,179
Unsec. Disc. Notes(a)	0.14%	08/20/14	60,000	59,959,867
Unsec. Notes(b)	0.08%	09/16/14	50,000	49,994,480
Unsec. Notes(b)	0.09%	10/28/14	25,000	24,998,305
Unsec. Notes(b)	0.11%	11/24/14	25,000	25,001,005
Unsec. Notes(b)	0.13%	01/13/15	70,000	69,993,901
				373,894,588

Federal Home Loan Bank (FHLB)–29.41%
Unsec. Bonds	0.13%	04/11/14	50,000	49,997,487
Unsec. Bonds	0.14%	05/22/14	75,000	75,000,159
Unsec. Bonds	0.15%	10/09/14	50,000	49,998,734
Unsec. Bonds	0.13%	10/30/14	50,000	49,992,787
Unsec. Disc. Notes(a)	0.09%	04/02/14	122,850	122,840,718
Unsec. Disc. Notes(a)	0.09%	04/04/14	75,000	74,993,625
Unsec. Disc. Notes(a)	0.10%	04/04/14	135,000	134,987,420
Unsec. Disc. Notes(a)	0.09%	04/09/14	50,000	49,995,125
Unsec. Disc. Notes(a)	0.11%	04/09/14	75,000	74,991,469
Unsec. Disc. Notes(a)	0.09%	04/11/14	86,578	86,569,126
Unsec. Disc. Notes(a)	0.11%	04/11/14	60,500	60,492,765
Unsec. Disc. Notes(a)	0.07%	04/25/14	50,000	49,994,653
Unsec. Disc. Notes(a)	0.08%	04/30/14	75,000	74,990,625
Unsec. Disc. Notes(a)	0.10%	05/02/14	50,000	49,991,389
Unsec. Disc. Notes(a)	0.12%	07/02/14	75,000	74,969,250
Unsec. Disc. Notes(a)	0.13%	07/07/14	50,000	49,976,889
Unsec. Disc. Notes(a)	0.11%	08/01/14	56,280	56,254,885
Unsec. Global Bonds	0.06%	04/02/14	70,000	69,998,249
Unsec. Global Notes(b)	0.14%	04/04/14	80,000	79,998,865
Unsec. Global Notes(b)	0.10%	04/25/14	125,000	125,000,841
Unsec. Global Notes(b)	0.09%	04/28/14	60,000	60,000,000
Unsec. Global Notes(b)	0.10%	05/01/14	75,000	75,000,099
Unsec. Global Notes(b)	0.11%	05/27/14	39,500	39,502,099
Unsec. Global Notes(b)	0.14%	06/16/14	50,000	50,000,000
Unsec. Global Notes(b)	0.10%	08/12/14	80,000	80,000,000
Unsec. Global Notes(b)	0.20%	08/19/15	50,000	49,985,124
Unsec. Global Notes(b)	0.00%	09/08/15	75,000	74,982,848
Unsec. Notes(b)	0.11%	10/22/14	50,000	50,000,000
				1,940,505,231

Federal Home Loan Mortgage Corp. (FHLMC)–9.00%
Unsec. Disc. Notes(a)	0.05%	04/14/14	74,616	74,611,440
Unsec. Disc. Notes(a)	0.11%	04/14/14	75,000	74,990,375

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Mortgage Corp. (FHLMC)–(continued)
Unsec. Disc. Notes(a)	0.10%	04/21/14	$75,000	$74,989,375
Unsec. Disc. Notes(a)	0.09%	04/28/14	50,000	49,992,508
Unsec. Disc. Notes(a)	0.11%	05/22/14	65,000	64,983,714
Unsec. Disc. Notes(a)	0.09%	06/18/14	50,000	49,986,375
Unsec. Disc. Notes(a)	0.08%	07/14/14	55,000	54,983,294
Unsec. Disc. Notes(a)	0.15%	10/06/14	50,000	49,953,158
Unsec. Disc. Notes(a)	0.17%	01/06/15	50,000	49,926,570
Unsec. Global Bonds	0.75%	11/25/14	49,427	49,644,799
				594,061,608

Federal National Mortgage Association (FNMA)–3.57%
Unsec. Disc. Notes(a)	0.12%	09/15/14	50,000	49,967,000
Unsec. Disc. Notes(a)	0.12%	09/16/14	50,000	49,966,833
Unsec. Global Bonds	0.88%	08/28/14	75,000	75,279,824
Unsec. Global Notes(b)	0.13%	06/20/14	60,398	60,407,932
				235,621,589

Overseas Private Investment Corp. (OPIC)–1.32%
Gtd. VRD COP Bonds(c)	0.12%	07/15/25	37,000	37,000,000
Gtd. VRD COP Bonds(c)	0.12%	07/09/26	50,000	50,000,000
				87,000,000
Total U.S. Government Sponsored Agency Securities (Cost $3,231,083,016)				3,231,083,016
TOTAL INVESTMENTS (excluding Repurchase Agreements)—48.97% (Cost $3,231,083,016)				3,231,083,016

			Repurchase Amount
Repurchase Agreements–52.17%(d)
Barclays Capital Inc., Joint term agreement dated 02/28/14, aggregate maturing value $400,003,889 (collateralized by U.S. Government sponsored agency obligations valued at $408,001,043; 0%-4.70%, 10/09/19-07/15/33)(e)	0.05%	03/07/14	300,002,917	300,000,000
BMO Capital Markets Corp., Joint agreement date 02/28/14, aggregate maturing value of $250,001,250 (collateralized by U.S. Government sponsored & U.S. Treasury obligations valued at $255,000,583; 0%-10.70%, 03/13/14-11/15/43)	0.06%	03/03/14	100,000,500	100,000,000
BNP Paribas Securities Corp., Term agreement dated 02/12/14, maturing value $300,011,667 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,747; 0%-6.75%, 04/23/14-06/22/35)(e)	0.04%	03/19/14	300,011,667	300,000,000
Citigroup Global Markets Inc., Joint agreement dated 02/28/14, aggregate maturing value $250,001,250 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $255,000,001; 0%-6.24%, 04/15/14-07/15/45)	0.06%	03/03/14	200,001,000	200,000,000
Citigroup Global Markets Inc., Joint open agreement dated 02/03/14 (collateralized by U.S. Treasury obligations valued at $255,000,099; 0.25%-9.88%, 11/30/14-07/15/23)(f)	0.04%	—	—	200,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 02/28/14, aggregate maturing value of $750,003,125 (collateralized by U.S. Treasury obligations valued at $765,000,004; 0.63%-10.63%, 08/15/15-02/15/43)	0.05%	03/03/14	142,211,497	142,210,904
Deutsche Bank Securities Inc., Joint agreement dated 02/28/14, aggregate maturing value of $400,001,667 (collateralized by U.S. Treasury obligations valued at $408,000,017; 0.13%-3.88%, 08/31/14-08/15/40)	0.05%	03/03/14	200,000,834	200,000,000
Deutsche Bank Securities Inc., Joint term agreement dated 01/06/14, aggregate maturing value of $350,061,931 (collateralized by U.S. Government sponsored agency obligations valued at $357,000,315; 0%-9.80%, 04/11/14-04/17/36)(e)	0.07%	04/07/14	300,053,084	300,000,000
Federal Reserve Bank of New York, Agreement dated 02/28/14, maturing value of $600,002,500 (collateralized by U.S. Treasury obligation valued at $600,002,553; 3.88%, 05/15/18)	0.05%	03/03/14	600,002,500	600,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Goldman, Sachs & Co., Joint term agreement dated 02/28/14, aggregate maturing value of $1,100,045,833 (collateralized by U.S. Treasury obligations valued at $1,122,000,012; 0.13%-2.38%, 04/15/16-01/15/26)(e)	0.05%	03/20/14	$300,012,500	$300,000,000
HSBC Securities (USA) Inc., Joint term agreement dated 02/25/14, aggregate maturing value of $1,000,007,778 (collateralized by U.S. Treasury obligations valued at $1,020,001,335; 0.25%-5.13%, 06/30/14-11/15/43)(e)	0.04%	03/04/14	300,002,333	300,000,000
ING Financial Markets, LLC, Agreement dated 02/28/14, maturing value $200,000,833 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $204,004,361; 0.00%-6.38%, 03/14/14-02/15/44)	0.05%	03/03/14	200,000,833	200,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Joint term agreement dated 02/25/14, aggregate maturing value $350,002,042 (collateralized by U.S. Government sponsored & U.S. Treasury obligations valued at $357,000,016; 0.00%-6.25%, 03/15/14-09/15/39)(e)	0.03%	03/04/14	300,001,750	300,000,000
Total Repurchase Agreements (Cost $3,442,210,904)				3,442,210,904
TOTAL INVESTMENTS(g)–101.14% (Cost $6,673,293,920)				6,673,293,920
OTHER ASSETS LESS LIABILITIES–(1.14)%				(75,354,897)
NET ASSETS–100.00%				$6,597,939,023

Investment Abbreviations:

COP	– Certificates of Participation
Disc.	– Discounted
Gtd.	– Guaranteed
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2014.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2014.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(g)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/14

1-7	52.9%
8-30	0.0
31-60	19.7
61-90	6.1
91-180	9.8
181+	11.5

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Short-Term Investments Trust

Schedule of Investments

February 28, 2014

(Unaudited)

Government TaxAdvantage Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–92.24%
Federal Farm Credit Bank (FFCB)–39.09%
Disc. Notes(a)	0.08%	04/01/14	$5,000	$4,999,655
Disc. Notes(a)	0.11%	07/14/14	10,000	9,995,875
Disc. Notes(a)	0.07%	07/10/14	10,000	9,997,453
Disc. Notes(a)	0.13%	07/23/14	5,000	4,997,400
Unsec. Bonds(b)	0.10%	04/17/14	11,300	11,300,633
Unsec. Disc. Notes(a)	0.01%	03/03/14	50,065	50,064,624
Unsec. Notes(b)	0.13%	01/13/15	10,000	9,999,129
				101,354,769

Federal Home Loan Bank (FHLB)–33.86%
Unsec. Disc. Notes(a)	0.10%	04/09/14	5,400	5,399,415
Unsec. Disc. Notes(a)	0.10%	04/16/14	7,200	7,199,126
Unsec. Disc. Notes(a)	0.10%	05/02/14	5,000	4,999,139
Unsec. Disc. Notes(a)	0.10%	05/07/14	5,000	4,999,042
Unsec. Disc. Notes(a)	0.11%	05/14/14	5,000	4,998,869
Unsec. Disc. Notes(a)	0.11%	05/16/14	5,200	5,198,792
Unsec. Disc. Notes(a)	0.07%	05/21/14	10,000	9,998,425
Unsec. Disc. Notes(a)	0.12%	05/23/14	5,000	4,998,617
Unsec. Disc. Notes(a)	0.06%	05/30/14	10,000	9,998,475
Unsec. Disc. Notes(a)	0.13%	05/30/14	5,000	4,998,412
Unsec. Global Bonds	0.06%	03/20/14	15,000	14,999,879
Unsec. Global Bonds(b)	0.10%	04/25/14	10,000	10,000,000
				87,788,191

Tennessee Valley Authority (TVA)–19.29%
Sr. Unsec. Disc. Notes(a)	0.03%	03/06/14	50,000	49,999,827
Total U.S. Government Sponsored Agency Securities (Cost $239,142,787)				239,142,787

U.S. Treasury Notes–7.74%
U.S. Treasury Notes	0.25%	04/30/14	10,000	10,003,309
U.S. Treasury Notes	0.25%	06/30/14	5,000	5,002,917
U.S. Treasury Notes	2.38%	08/31/14	5,000	5,056,636
Total U.S. Treasury Securities (Cost $20,062,862)				20,062,862
TOTAL INVESTMENTS(c)–99.98% (Cost $259,205,649)				259,205,649
OTHER ASSETS LESS LIABILITIES–0.02%				42,773
NET ASSETS–100.00%				$259,248,422

Investment Abbreviations:

Disc.	– Discounted
Sr.	– Senior
Unsec.	– Unsecured

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Short-Term Investments Trust

Government TaxAdvantage Portfolio

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2014.
(c)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/14

1-7	38.6%
8-30	5.8
31-60	15.0
61-90	17.4
91-180	17.4
181+	5.8

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Short-Term Investments Trust

Schedule of Investments

February 28, 2014

(Unaudited)

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–99.69%
Alabama–0.39%
Tuscaloosa (County of) Industrial Development Authority (Hunt Refining Co.); Series 2011 J, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.04%	04/01/28	$3,000	$3,000,000

Arizona–2.10%
Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.06%	12/01/37	12,935	12,935,000
Sierra Vista (City of) Industrial Development Authority (Mountain Steppes Apartments); Series 2001A, Ref. VRD MFH RB (CEP–FNMA)(a)	0.03%	06/15/31	3,345	3,345,000
				16,280,000

California–0.26%
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009 C, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.02%	11/01/38	2,000	2,000,000

Colorado–3.26%
Colorado (State of) Educational & Cultural Facilities Authority (Caldwell Academy); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.04%	06/01/33	8,285	8,285,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.14%	07/01/34	1,825	1,825,000
Colorado (State of) Housing & Finance Authority (Winridge Apartments); Series 1998, Ref. VRD MFH RB (CEP–FNMA)(a)	0.04%	02/15/28	2,000	2,000,000
Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.16%	03/01/17	7,100	7,100,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)	0.04%	07/01/21	4,090	4,090,000
Pueblo (County of) (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	12/01/23	2,010	2,010,000
				25,310,000

District of Columbia–0.31%
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.20%	01/01/29	2,400	2,400,000

Florida–2.45%
JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB(a)(d)(e)	0.05%	04/01/17	2,275	2,275,000
Marion (County of) Housing Finance Authority (Paddock Park Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.03%	10/15/32	1,125	1,125,000
Orlando & Orange (Counties of) Expressway Authority; Subseries 2008 B-1, Ref. VRD RB (LOC–Bank of Montreal)(a)(b)(c)	0.03%	07/01/40	15,600	15,600,000
				19,000,000

Georgia–0.53%
Gwinnett (County of) Housing Authority (The Greens Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)	0.05%	06/15/25	4,100	4,100,000

Illinois–8.73%
Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.03%	03/01/30	14,845	14,845,000
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris N.A.)(a)(b)	0.03%	02/01/42	12,400	12,400,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.04%	01/01/16	190	190,000
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club and Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.14%	08/01/30	4,700	4,700,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Newberry Library); Series 1988, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.04%	03/01/28	$800	$800,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008-B, VRD RB(a)	0.03%	12/01/46	5,700	5,700,000
Illinois (State of) Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.06%	03/01/22	5,000	5,000,000
Illinois (State of) Finance Authority (St. Ignatius College Prep.); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.04%	06/01/32	1,500	1,500,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.04%	01/01/37	5,820	5,820,000
Illinois (State of) Finance Authority (Uhlich Children’s Advantage); Series 2006, VRD RB (LOC–U.S. Bank N.A.)(a)(b)	0.06%	05/01/36	4,605	4,605,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–BMO Harris N.A.)(a)(b)	0.06%	10/01/33	4,000	4,000,000
University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.04%	01/15/22	8,120	8,120,000
				67,680,000

Indiana–5.54%
Fort Wayne (City of) (University of Saint Francis); Series 2008, VRD Economic Development RB (LOC–JPMorgan Chase Bank N.A.)(a)(b)	0.05%	08/01/28	1,600	1,600,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.14%	08/01/37	2,300	2,300,000
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 C, VRD Midwestern Disaster Relief RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.03%	06/01/40	5,100	5,100,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group); Series 2008 I, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.03%	11/01/37	18,260	18,260,000
Indiana (State of) Health Facility Financing Authority (Stone Belt Arc, Inc.); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.14%	02/01/25	1,655	1,655,000
Indianapolis (City of) (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)(a)	0.04%	05/15/38	14,000	14,000,000
				42,915,000

Iowa–0.79%
Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)(a)	0.04%	05/01/31	2,000	2,000,000
Iowa (State of) Higher Education Loan Authority (Private Education Working Capital Loan Program-Morningside College); Series 2013 C, RAN (LOC–U.S. Bank N.A.)(b)	2.00%	05/15/14	2,000	2,007,170
Polk (County of); Series 2013 B, Unlimited Tax GO Bonds	2.25%	06/01/14	2,095	2,105,553
				6,112,723

Kansas–1.42%
Kansas (State of) Development Finance Authority (Chesapeake Apartments JV GP LLC); Series 2000 M, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.03%	07/01/30	5,500	5,500,000
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)(d)	0.03%	03/01/31	3,500	3,500,000
Wichita (City of); Series 2011 D, Ref. Unlimited Tax GO Bonds	4.00%	09/01/14	2,000	2,038,146
				11,038,146

Kentucky–3.20%
Warren (County of) (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.05%	06/01/30	24,800	24,800,000

Maryland–2.02%
Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	07/01/32	4,760	4,760,000
Maryland (State of) Health & Higher Educational Facilities Authority (The Chimes, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	07/01/33	4,845	4,845,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–(continued)
Montgomery (County of); Series 2006 A, Consolidated Public Improvement Unlimited Tax GO Bonds	5.00%	05/01/14	$6,000	$6,048,007
				15,653,007

Massachusetts–1.45%
University of Massachusetts Building Authority; Series 2013 B-1,Commercial Paper Notes	0.10%	04/03/14	11,250	11,250,000

Michigan–5.82%
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-2, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.04%	10/15/30	14,715	14,715,000
Michigan (State of) State Building Authority (Facilities Program); Series 2007 I, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.03%	10/15/42	20,285	20,285,000
Southfield (City of) Economic Development Corp. (Lawrence Technological University); Series 2000, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.04%	02/01/35	4,215	4,215,000
West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.05%	04/01/22	5,935	5,935,000
				45,150,000

Minnesota–1.84%
Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.04%	04/01/37	5,835	5,835,000
St. Paul (City of) Port Authority; Series 2014-1, Ref. Unlimited Tax GO Bonds	2.00%	03/01/15	750	763,328
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, LP); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.04%	10/01/33	7,675	7,675,000
				14,273,328

Mississippi–0.13%
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone IDR(a)	0.04%	12/01/30	1,000	1,000,000

Missouri–4.34%
Independence (City of) Industrial Development Authority (The Groves & Graceland College Nursing Arts Center); Series 1997 A, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.20%	11/01/27	1,725	1,725,000
St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.06%	12/01/27	14,500	14,500,000
St. Joseph (City of), Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(a)(b)(c)	0.04%	11/15/43	17,400	17,400,000
				33,625,000

New Hampshire–2.70%
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.04%	01/01/18	6,000	6,000,000
New Hampshire (State of) Health & Education Facilities Authority (Exeter Hospital Obligated Group); Series 2003, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.03%	10/01/33	14,030	14,030,000
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.03%	09/01/37	900	900,000
				20,930,000

New Jersey–1.55%
New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.04%	01/01/24	12,000	12,000,000

New York–1.61%
Metropolitan Transportation Authority; Subseries 2008 A-2, Ref. VRD RB (LOC–Bank of Tokyo Mitsubishi UFJ, Ltd. (The))(a)(b)(c)	0.03%	11/01/31	3,455	3,455,000
New York (State of) Housing Finance Agency (Clinton Park Housing); Series 2010 A, VRD RB (CEP–FHLMC)(a)	0.03%	11/01/44	8,000	8,000,000
New York (State of) Housing Finance Agency (Maestro West Chelsea Housing); Series 2013 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.03%	11/01/47	1,000	1,000,000
				12,455,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–6.04%
Cambridge (City of) (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC–PNC Bank, N.A.)(a)(b)	0.04%	12/01/21	$8,030	$8,030,000
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(a)(b)	0.04%	11/01/40	5,000	5,000,000
Cleveland (City of) & Cuyahoga (County of) Port Authority (Carnegie/89th Garage & Service Center, LLC); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.04%	01/01/37	33,780	33,780,000
				46,810,000

Oregon–0.99%
Clackamas (County of) Hospital Facility Authority (Legacy Health System); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	06/01/37	7,700	7,700,000

Pennsylvania–13.65%
Beaver (County of) Industrial Development Authority (Metropolitan Edison Co.); Series 2005 A, Ref. VRD PCR (LOC–Bank of Nova Scotia)(a)(b)(c)	0.04%	07/15/21	8,500	8,500,000
Emmaus (City of) General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	03/01/30	10,000	10,000,000
Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Sr. Health & Housing Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.06%	09/01/18	2,025	2,025,000
Lancaster (County of) Industrial Development Authority (Willow Valley Retirement Community); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	12/01/39	10,000	10,000,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.05%	10/15/25	7,080	7,080,000
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds Bank PLC)(a)(b)(c)	0.05%	07/01/38	36,005	36,005,000
Pennsylvania (State of) Economic Development Financing Authority (Moosic Realty Partners, L.P.); Series 2010 A-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.05%	04/01/20	1,700	1,700,000
Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Barclays Bank PLC)(a)(b)(c)	0.03%	12/01/38	18,450	18,450,000
Quakertown (Borough of) General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.04%	07/01/26	5,270	5,270,000
Westmoreland (County of) Industrial Development Authority (Greensburg Thermal, LLC); Series 2005 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.05%	12/01/24	6,750	6,750,000
				105,780,000

Rhode Island–3.22%
Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 B, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.06%	09/01/37	24,945	24,945,000

South Carolina–4.16%
South Carolina (State of) Jobs-Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.03%	11/01/32	32,235	32,235,000

Tennessee–1.99%
Hamilton (County of); Series 2013 A, Unlimited Tax GO Bonds	3.00%	03/01/14	4,045	4,045,206
Jackson (City of) Health, Educational & Housing Facility Board (Post House North Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.03%	05/15/31	1,375	1,375,000
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Vanderbilt University); Series 2013 A, Commercial Paper Notes	0.17%	04/03/14	10,000	10,000,000
				15,420,206

Texas–6.03%
Houston (City of);
Series 2013 G-2, GO Commercial Paper Notes(c)	0.12%	04/08/14	7,000	7,000,000
Series 2014 H-2, Commercial Paper Notes	0.07%	03/18/14	9,800	9,800,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Spring Independent School District; Series 2013, Ref. Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	2.00%	08/15/14	$2,530	$2,550,561
Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)(a)	0.05%	02/15/27	6,460	6,460,000
Texas (State of); Series 2013, TRAN	2.00%	08/28/14	20,750	20,934,604
				46,745,165

Utah–0.40%
Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.08%	04/01/42	3,125	3,125,000

Vermont–1.97%
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.03%	09/01/38	15,300	15,300,000

Virginia–4.11%
Capital Beltway Funding Corp. of Virginia (I-495 Hot Lanes); Series 2010 C, Ref. VRD Sr. Lien Multi-Modal Toll RB (LOC–National Australia Bank)(a)(b)(c)	0.02%	12/31/47	12,400	12,400,000
Harrisonburg (City of) Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.06%	08/01/32	7,800	7,800,000
Prince William (County of); Series 2013, Public Improvement Unlimited Tax GO Bonds	5.00%	08/01/14	1,235	1,259,740
Roanoke (City of); Series 2004 B, Public Improvement Unlimited Tax GO Bonds(f)(g)	5.00%	02/01/15	1,750	1,842,962
Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.09%	12/01/19	560	560,000
Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.04%	08/01/35	8,000	8,000,000
				31,862,702

Washington–1.03%
Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.04%	07/01/44	8,000	8,000,000

West Virginia–0.83%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.03%	01/01/34	6,400	6,400,000

Wisconsin–4.13%
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital, Inc. Obligated Group); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.04%	08/15/34	27,200	27,200,000
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.05%	06/01/37	4,475	4,475,000
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.21%	07/01/14	375	375,000
				32,050,000

Wyoming–0.70%
Converse (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.04%	11/01/24	5,460	5,460,000
TOTAL INVESTMENTS(h)(i)–99.69% (Cost $772,805,277)				772,805,277
OTHER ASSETS LESS LIABILITIES–0.31%				2,394,320
NET ASSETS–100.00%				$775,199,597

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds

LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
PUTTERs	– Putable Tax-Exempt Receipts
RAN	– Revenue Anticipation Notes

RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2014.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 7.0%; Canada: 6.4%; other countries less than 5% each: 2.9%.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2014 was $18,250,000, which represented 2.35% of the Fund’s Net Assets.
(e)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations.
(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)	Also represents cost for federal income tax purposes.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
JPMorgan Chase Bank, N.A.	23.7%
Wells Fargo Bank, N.A.	8.5
U.S. Bank, N.A.	8.5
PNC Bank, N.A.	8.1
TD Bank, N.A.	8.1
Federal Home Loan Mortgage Corp.	7.4
Bank of Montreal	5.9

Portfolio Composition by Maturity

In days, as of 02/28/14

1-7	89.9%
8-30	1.3
31-60	3.7
61-90	1.1
91-180	0.8
181+	3.2

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36                         Short-Term Investments Trust

Statement of Assets and Liabilities

February 28, 2014

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Assets:
Investments, at value and cost	$17,208,197,373	$2,157,729,841	$10,437,271,380	$3,231,083,016	$259,205,649	$772,805,277
Repurchase agreements, at value and cost	3,633,854,811	1,047,505,975	8,410,828,228	3,442,210,904	—	—
Total investments, at value and cost	20,842,052,184	3,205,235,816	18,848,099,608	6,673,293,920	259,205,649	772,805,277
Cash	14,567	—	—	8,891	—	502,241
Receivable for:
Investments sold	1,715,013	640,000	—	—	—	2,235,039
Interest	3,232,010	566,046	7,580,179	320,646	16,982	477,851
Fund expenses absorbed	310,860	186,601	1,219,597	533,482	79,580	75,639
Investment for trustee deferred compensation and retirement plans	3,494,259	1,018,719	2,047,364	925,065	132,984	363,179
Other assets	82,958	172,398	120,334	42,679	35,283	50,945
Total assets	20,850,901,851	3,207,819,580	18,859,067,082	6,675,124,683	259,470,478	776,510,171

Liabilities:
Payable for:
Investments purchased	—	—	—	74,982,848	—	763,328
Dividends	971,737	98,354	200,589	106,559	6,830	22,390
Accrued fees to affiliates	705,579	232,751	1,483,586	602,993	21,616	62,168
Accrued trustees’ and officer’s fees and benefits	40,145	7,966	5,311	13,162	5,238	4,122
Accrued operating expenses	159,539	49,336	160,421	332,661	32,879	23,088
Trustee deferred compensation and retirement plans	4,301,809	1,226,628	2,534,373	1,147,437	155,493	435,478
Total liabilities	6,178,809	1,615,035	4,384,280	77,185,660	222,056	1,310,574
Net assets applicable to shares outstanding	$20,844,723,042	$3,206,204,545	$18,854,682,802	$6,597,939,023	$259,248,422	$775,199,597

Net assets consist of:
Shares of beneficial interest	$20,842,364,700	$3,205,014,521	$18,854,521,825	$6,597,805,234	$259,250,523	$775,312,101
Undistributed net investment income	2,468,855	1,134,859	131,252	133,789	11,260	(50,202)
Undistributed net realized gain (loss)	(110,513)	55,165	29,725	—	(13,361)	(62,302)
	$20,844,723,042	$3,206,204,545	$18,854,682,802	$6,597,939,023	$259,248,422	$775,199,597

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37                         Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

February 28, 2014

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Net Assets:
Institutional Class	$18,807,727,591	$2,129,202,318	$7,511,449,906	$4,082,098,132	$132,598,133	$530,228,982
Private Investment Class	$340,521,499	$160,119,049	$583,948,587	$358,345,706	$18,892,539	$35,209,114
Personal Investment Class	$120,162,638	$112,525,618	$141,167,432	$44,843,961	$4,379,126	$3,984,860
Cash Management Class	$463,921,425	$521,858,552	$8,367,377,600	$736,010,487	$75,869,300	$110,038,406
Reserve Class	$126,824,896	$19,542,073	$128,031,308	$289,667,254	$997,994	$31,410,757
Resource Class	$53,209,262	$69,928,470	$358,618,305	$97,685,490	$4,099,196	$7,906,679
Corporate Class	$932,355,731	$193,028,465	$1,764,089,664	$989,287,993	$22,412,134	$56,420,799

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	18,805,581,450	2,129,194,492	7,511,164,208	4,082,045,571	132,587,438	530,214,473
Private Investment Class	340,482,246	160,118,389	583,926,596	358,341,160	18,891,362	35,208,145
Personal Investment Class	120,148,742	112,525,245	141,161,808	44,843,390	4,378,802	3,984,751
Cash Management Class	463,861,899	521,856,820	8,367,065,977	735,998,901	75,864,134	110,035,405
Reserve Class	126,810,592	19,541,998	128,026,575	289,663,522	997,923	31,409,911
Resource Class	53,204,198	69,928,246	358,604,741	97,683,960	4,098,905	7,906,464
Corporate Class	932,275,070	193,027,763	1,764,007,926	989,275,405	22,410,020	56,419,260
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38                         Short-Term Investments Trust

Statement of Operations

For the six months ended February 28, 2014

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$22,483,081	$2,102,042	$5,528,540	$2,485,433	$118,749	$320,988

Expenses:
Advisory fees	15,899,231	2,246,611	14,232,863	3,191,692	420,629	893,929
Administrative services fees	556,012	282,960	522,685	333,778	69,869	103,422
Custodian fees	309,639	48,068	281,673	95,030	8,873	12,708
Distribution fees:
Private Investment Class	809,665	463,829	1,377,151	901,337	57,226	105,328
Personal Investment Class	521,064	370,803	476,958	158,553	16,650	14,997
Cash Management Class	426,898	219,951	3,898,120	464,203	27,187	54,376
Reserve Class	723,922	81,239	611,580	1,397,812	5,803	143,312
Resource Class	84,019	32,980	397,308	129,378	4,886	7,971
Corporate Class	182,693	27,306	363,004	109,249	5,288	7,660
Transfer agent fees	953,954	134,797	843,096	287,252	21,519	36,410
Trustees’ and officers’ fees and benefits	606,352	87,698	488,688	190,862	37,163	32,616
Registration and filing fees	51,077	38,689	60,123	62,082	40,755	39,094
Other	345,865	80,860	278,053	120,488	52,432	46,915
Total expenses	21,470,391	4,115,791	23,831,302	7,441,716	768,280	1,498,738
Less: Fees waived	(6,042,048)	(2,718,584)	(20,103,450)	(5,777,224)	(727,132)	(1,396,934)
Net expenses	15,428,343	1,397,207	3,727,852	1,664,492	41,148	101,804
Net investment income	7,054,738	704,835	1,800,688	820,941	77,601	219,184

Realized and unrealized gain (loss) from:
Net realized gain (loss) from Investment securities	41,132	1,227	29,725	—	(24,544)	15,876
Net increase in net assets resulting from operations	$7,095,870	$706,062	$1,830,413	$820,941	$53,057	$235,060

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39                         Short-Term Investments Trust

Statement of Changes in Net Assets

For the six months ended February 28, 2014 and the year ended August 31, 2013

(Unaudited)

	Liquid Assets Portfolio		STIC Prime Portfolio
	February 28, 2014	August 31, 2013	February 28, 2014	August 31, 2013
Operations:
Net investment income	$7,054,738	$24,289,135	$704,835	$2,462,795
Net realized gain	41,132	215,041	1,227	53,938
Net increase in net assets resulting from operations	7,095,870	24,504,176	706,062	2,516,733

Distributions to shareholders from net investment income:
Institutional Class	(6,638,985)	(21,918,580)	(480,886)	(1,451,843)
Private Investment Class	(32,505)	(70,203)	(44,109)	(84,504)
Personal Investment Class	(13,946)	(21,838)	(22,810)	(55,281)
Cash Management Class	(85,690)	(409,336)	(101,582)	(233,107)
Reserve Class	(14,532)	(25,476)	(3,701)	(8,350)
Resource Class	(8,433)	(19,237)	(7,358)	(24,454)
Corporate Class	(260,647)	(1,722,822)	(44,389)	(136,017)
Total distributions from net investment income	(7,054,738)	(24,187,492)	(704,835)	(1,993,556)

Distributions to shareholders from net realized gains:
Institutional Class	—	—	—	—
Private Investment Class	—	—	—	—
Personal Investment Class	—	—	—	—
Cash Management Class	—	—	—	—
Reserve Class	—	—	—	—
Resource Class	—	—	—	—
Corporate Class	—	—	—	—
Total distributions from net realized gains	—	—	—	—

Share transactions–net:
Institutional Class	125,596,860	2,629,835,972	116,684,906	(325,501,333)
Private Investment Class	(29,533,068)	(2,391,762)	(6,493,192)	6,780,235
Personal Investment Class	(35,864,661)	53,394,290	13,613,032	26,547,642
Cash Management Class	(280,354,194)	(41,391,219)	70,668,327	92,814,318
Reserve Class	(49,000,118)	78,585,760	3,287,762	(137,115)
Resource Class	(15,598,052)	(72,249,334)	42,917,564	(27,421,643)
Corporate Class	(564,159,226)	(440,549,241)	124,506,083	(28,118,507)
Net increase (decrease) in net assets resulting from share transactions	(848,912,459)	2,205,234,466	365,184,482	(255,036,403)
Net increase (decrease) in net assets	(848,871,327)	2,205,551,150	365,185,709	(254,513,226)

Net assets:
Beginning of year	21,693,594,369	19,488,043,219	2,841,018,836	3,095,532,062
End of year*	$20,844,723,042	$21,693,594,369	$3,206,204,545	$2,841,018,836
* Includes accumulated undistributed net investment income	$2,468,855	$2,468,855	$1,134,859	$1,134,859

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40                         Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 28, 2014 and the year ended August 31, 2013

(Unaudited)

	Treasury Portfolio		Government & Agency Portfolio
	February 28, 2014	August 31, 2013	February 28, 2014	August 31, 2013
Operations:
Net investment income	$1,800,688	$3,523,565	$820,941	$1,462,358
Net realized gain	29,725	91,160	—	3,505
Net increase in net assets resulting from operations	1,830,413	3,614,725	820,941	1,465,863

Distributions to shareholders from net investment income:
Institutional Class	(718,873)	(1,544,193)	(502,895)	(980,573)
Private Investment Class	(52,225)	(150,556)	(46,498)	(80,213)
Personal Investment Class	(12,002)	(26,315)	(5,448)	(5,433)
Cash Management Class	(737,286)	(1,230,057)	(120,363)	(189,876)
Reserve Class	(11,491)	(10,903)	(36,208)	(51,231)
Resource Class	(37,854)	(66,710)	(16,717)	(28,610)
Corporate Class	(230,889)	(494,831)	(92,812)	(126,422)
Total distributions from net investment income	(1,800,620)	(3,523,565)	(820,941)	(1,462,358)

Distributions to shareholders from net realized gains:
Institutional Class	—	(274,461)	—	(330,774)
Private Investment Class	—	(27,128)	—	(29,531)
Personal Investment Class	—	(5,148)	—	(1,246)
Cash Management Class	—	(223,987)	—	(56,892)
Reserve Class	—	(2,336)	—	(22,806)
Resource Class	—	(12,977)	—	(11,617)
Corporate Class	—	(78,414)	—	(39,560)
Total distributions from net realized gains	—	(624,451)	—	(492,426)

Share transactions–net:
Institutional Class	90,028,375	407,062,365	(357,399,576)	667,341,526
Private Investment Class	931,318	(225,028,325)	(37,227)	(23,579,784)
Personal Investment Class	9,287,558	5,043,390	(3,855,796)	35,144,911
Cash Management Class	2,140,475,580	1,297,688,447	101,011,596	(38,517,720)
Reserve Class	21,798,867	81,040,702	496,023	24,882,972
Resource Class	30,222,443	52,057,764	(46,651,636)	(6,562,776)
Corporate Class	(1,073,043,424)	834,384,980	153,741,087	330,553,912
Net increase (decrease) in net assets resulting from share transactions	1,219,700,717	2,452,249,323	(152,695,529)	989,263,041
Net increase (decrease) in net assets	1,219,730,510	2,451,716,032	(152,695,529)	988,774,120

Net assets:
Beginning of year	17,634,952,292	15,183,236,260	6,750,634,552	5,761,860,432
End of year*	$18,854,682,802	$17,634,952,292	$6,597,939,023	$6,750,634,552
* Includes accumulated undistributed net investment income	$131,252	$131,184	$133,789	$133,789

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41                         Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 28, 2014 and the year ended August 31, 2013

(Unaudited)

	Government TaxAdvantage Portfolio		Tax-Free Cash Reserve Portfolio
	February 28, 2014	August 31, 2013	February 28, 2014	August 31, 2013
Operations:
Net investment income	$77,601	$242,310	$219,184	$448,801
Net realized gain (loss)	(24,544)	11,183	15,876	394
Net increase in net assets resulting from operations	53,057	253,493	235,060	449,195

Distributions to shareholders from net investment income:
Institutional Class	(50,762)	(222,382)	(149,005)	(309,956)
Private Investment Class	(4,663)	(7,591)	(11,625)	(35,465)
Personal Investment Class	(846)	(1,060)	(1,127)	(1,620)
Cash Management Class	(11,553)	(7,170)	(31,049)	(52,352)
Reserve Class	(222)	(352)	(8,203)	(17,740)
Resource Class	(958)	(2,079)	(2,239)	(8,146)
Corporate Class	(8,597)	(1,676)	(15,936)	(23,522)
Total distributions from net investment income	(77,601)	(242,310)	(219,184)	(448,801)

Distributions to shareholders from net realized gains:
Institutional Class	—	—	—	—
Private Investment Class	—	—	—	—
Personal Investment Class	—	—	—	—
Cash Management Class	—	—	—	—
Reserve Class	—	—	—	—
Resource Class	—	—	—	—
Corporate Class	—	—	—	—
Total distributions from net realized gains	—	—	—	—

Share transactions–net:
Institutional Class	(611,948,973)	312,726,590	14,052,256	20,867,865
Private Investment Class	(1,143,447)	(18,411,857)	(17,237,548)	(43,381,875)
Personal Investment Class	(1,816,033)	1,649,254	(795,991)	2,034,576
Cash Management Class	44,313,264	(1,895,459)	2,110,446	31,418,445
Reserve Class	(297,754)	(53,450)	(1,393,881)	7,448,266
Resource Class	(1,091,677)	(6,726,597)	(388,852)	(20,059,037)
Corporate Class	22,400,002	4	24,969,394	4,129,646
Net increase (decrease) in net assets resulting from share transactions	(549,584,618)	287,288,485	21,315,824	2,457,886
Net increase (decrease) in net assets	(549,609,162)	287,299,668	21,331,700	2,458,280

Net assets:
Beginning of year	808,857,584	521,557,916	753,867,897	751,409,617
End of year*	$259,248,422	$808,857,584	$775,199,597	$753,867,897
* Includes accumulated undistributed net investment income	$11,260	$11,260	$(50,202)	$(50,202)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42                         Short-Term Investments Trust

Notes to Financial Statements

February 28, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide tax-exempt income consistent with the preservation of capital and liquidity for Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

The Funds invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

43                         Short-Term Investments Trust

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of nongovernment securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Liquid Assets Portfolio	0.15%	0.15%	0.15%
STIC Prime Portfolio	0.15%	0.15%	0.15%
Treasury Portfolio	0.15%	0.15%	0.15%
Government & Agency Portfolio	0.10%	0.10%	0.10%
Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%
Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

44                         Short-Term Investments Trust

The Adviser has contractually agreed, through at least December 31, 2014, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%
STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%
Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”).

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver arrangement, it will terminate on December 31, 2014. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

For the six months ended February 28, 2014, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

	Expense Limitation	Yield Support
Liquid Assets Portfolio	$3,881,747	$—
STIC Prime Portfolio	829,136	694,935
Treasury Portfolio	3,413,104	9,566,253
Government & Agency Portfolio	2,616,692	—
Government TaxAdvantage Portfolio	317,940	292,152
Tax-Free Cash Reserve Portfolio	195,197	868,093

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the six months ended February 28, 2014 are shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$401,441	$345,592	$116,870	$591,918	$62,174	N/A
STIC Prime Portfolio	278,000	271,781	175,287	70,652	26,341	$26,892
Treasury Portfolio	826,290	349,770	3,118,482	532,077	317,831	362,937
Government & Agency Portfolio	540,802	116,272	371,362	1,216,096	103,502	109,249
Government TaxAdvantage Portfolio	28,614	12,210	21,749	5,049	3,909	5,288
Tax-Free Cash Reserve Portfolio	52,664	10,998	43,501	124,682	6,377	7,660

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would

45                         Short-Term Investments Trust

constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

IDI has contractually agreed, through at least December 31, 2014, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Pursuant to the agreement above, for the six months ended February 28, 2014, IDI waived Plan fees of:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$323,866	$138,950	$85,380	$94,110	N/A	N/A
STIC Prime Portfolio	185,532	98,881	43,990	10,561	$6,596	N/A
Treasury Portfolio	550,860	127,189	779,624	79,505	79,461	$67
Government & Agency Portfolio	360,535	42,281	92,841	181,716	25,876	N/A
Government TaxAdvantage Portfolio	28,612	4,440	5,438	754	977	N/A
Tax-Free Cash Reserve Portfolio	52,664	3,999	10,875	18,630	1,594	N/A

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2014, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2014, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains/(Losses)
Liquid Assets Portfolio	$390,442,967	$402,442,872	$—
STIC Prime Portfolio	20,000,353	57,705,980	—
Tax-Free Cash Reserve Portfolio	380,437,639	280,879,723	—

46                         Short-Term Investments Trust

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds below had a capital loss carryforward as of August 31, 2013 which expires as follows:

	Short-Term					Long-Term	Total*
Fund	08/31/15	08/31/17	08/31/18	08/31/19	Not Subject to Expiration	Not Subject to Expiration
Liquid Assets Portfolio	$—	$—	$—	$—	$151,645	$—	$151,645
Tax-Free Cash Reserve Portfolio	13,734	12,152	17,030	30,074	—	5,188	78,178

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

47                         Short-Term Investments Trust

NOTE 8—Share Information

Liquid Assets Portfolio

	Summary of Share Activity
	Six months ended February 28, 2014(a)		Year ended August 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	150,528,704,224	$150,528,704,224	159,299,902,193	$159,299,902,193
Private Investment Class	836,598,987	836,598,987	1,949,199,266	1,949,199,266
Personal Investment Class	332,835,899	332,835,899	480,171,522	480,171,522
Cash Management Class	2,915,077,518	2,915,077,518	4,626,088,763	4,626,088,763
Reserve Class	596,443,827	596,443,827	1,070,630,153	1,070,630,153
Resource Class	232,630,136	232,630,136	370,992,270	370,992,270
Corporate Class	5,461,255,699	5,461,255,699	14,158,171,832	14,158,171,832

Issued as reinvestment of dividends:
Institutional Class	2,276,201	2,276,201	8,129,150	8,129,150
Private Investment Class	8,582	8,582	21,780	21,780
Personal Investment Class	12,393	12,393	17,072	17,072
Cash Management Class	44,352	44,352	207,523	207,523
Reserve Class	15,306	15,306	24,034	24,034
Resource Class	8,286	8,286	19,468	19,468
Corporate Class	117,695	117,695	950,291	950,291

Reacquired:
Institutional Class	(150,405,383,565)	(150,405,383,565)	(156,678,195,371)	(156,678,195,371)
Private Investment Class	(866,140,637)	(866,140,637)	(1,951,612,808)	(1,951,612,808)
Personal Investment Class	(368,712,953)	(368,712,953)	(426,794,304)	(426,794,304)
Cash Management	(3,195,476,064)	(3,195,476,064)	(4,667,687,505)	(4,667,687,505)
Reserve Class	(645,459,251)	(645,459,251)	(992,068,427)	(992,068,427)
Resource Class	(248,236,474)	(248,236,474)	(443,261,072)	(443,261,072)
Corporate Class	(6,025,532,620)	(6,025,532,620)	(14,599,671,364)	(14,599,671,364)
Net increase (decrease) in share activity	(848,912,459)	$(848,912,459)	2,205,234,466	$2,205,234,466

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 22% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

48                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity
	Six months ended February 28, 2014(a)		Year ended August 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	3,015,813,283	$3,015,813,283	6,427,185,800	$6,427,185,800
Private Investment Class	697,289,734	697,289,734	1,138,175,843	1,138,175,843
Personal Investment Class	965,050,812	965,050,812	2,045,639,772	2,045,639,772
Cash Management Class	1,355,769,544	1,355,769,544	2,764,492,641	2,764,492,641
Reserve Class	33,113,788	33,113,788	55,993,607	55,993,607
Resource Class	92,827,306	92,827,306	163,545,333	163,545,333
Corporate Class	1,052,671,632	1,052,671,632	1,518,711,668	1,518,711,668

Issued as reinvestment of dividends:
Institutional Class	108,188	108,188	416,999	416,999
Private Investment Class	13,188	13,188	37,090	37,090
Personal Investment Class	14,549	14,549	38,862	38,862
Cash Management Class	19,169	19,169	72,029	72,029
Reserve Class	3,438	3,438	8,173	8,173
Resource Class	5,139	5,139	22,461	22,461
Corporate Class	29,748	29,748	120,286	120,286

Reacquired:
Institutional Class	(2,899,236,565)	(2,899,236,565)	(6,753,104,132)	(6,753,104,132)
Private Investment Class	(703,796,114)	(703,796,114)	(1,131,432,698)	(1,131,432,698)
Personal Investment Class	(951,452,329)	(951,452,329)	(2,019,130,992)	(2,019,130,992)
Cash Management	(1,285,120,386)	(1,285,120,386)	(2,671,750,352)	(2,671,750,352)
Reserve Class	(29,829,464)	(29,829,464)	(56,138,895)	(56,138,895)
Resource Class	(49,914,881)	(49,914,881)	(190,989,437)	(190,989,437)
Corporate Class	(928,195,297)	(928,195,297)	(1,546,950,461)	(1,546,950,461)
Net increase (decrease) in share activity	365,184,482	$365,184,482	(255,036,403)	$(255,036,403)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 44% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

49                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity
	Six months ended February 28, 2014(a)		Year ended August 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	9,239,322,308	$9,239,322,308	26,055,460,755	$26,055,460,755
Private Investment Class	997,270,979	997,270,979	2,641,592,556	2,641,592,556
Personal Investment Class	552,183,168	552,183,168	1,071,616,816	1,071,616,816
Cash Management Class	21,775,503,553	21,775,503,553	34,271,725,690	34,271,725,690
Reserve Class	131,324,601	131,324,601	281,164,270	281,164,270
Resource Class	631,708,354	631,708,354	347,900,466	347,900,466
Corporate Class	10,514,796,073	10,514,796,073	17,590,650,977	17,590,650,977

Issued as reinvestment of dividends:
Institutional Class	538,753	538,753	1,179,560	1,179,560
Private Investment Class	11,312	11,312	53,397	53,397
Personal Investment Class	12,024	12,024	30,289	30,289
Cash Management Class	40,164	40,164	122,133	122,133
Reserve Class	6,290	6,290	9,165	9,165
Resource Class	12,427	12,427	28,138	28,138
Corporate Class	80,246	80,246	199,623	199,623

Reacquired:
Institutional Class	(9,149,832,686)	(9,149,832,686)	(25,649,577,950)	(25,649,577,950)
Private Investment Class	(996,350,973)	(996,350,973)	(2,866,674,278)	(2,866,674,278)
Personal Investment Class	(542,907,634)	(542,907,634)	(1,066,603,715)	(1,066,603,715)
Cash Management	(19,635,068,137)	(19,635,068,137)	(32,974,159,376)	(32,974,159,376)
Reserve Class	(109,532,024)	(109,532,024)	(200,132,733)	(200,132,733)
Resource Class	(601,498,338)	(601,498,338)	(295,870,840)	(295,870,840)
Corporate Class	(11,587,919,743)	(11,587,919,743)	(16,756,465,620)	(16,756,465,620)
Net increase in share activity	1,219,700,717	$1,219,700,717	2,452,249,323	$2,452,249,323

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 47% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 18% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

50                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity
	Six months ended February 28, 2014(a)		Year ended August 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	27,954,630,699	$27,954,630,699	46,220,360,964	$46,220,360,964
Private Investment Class	701,944,777	701,944,777	1,502,277,595	1,502,277,595
Personal Investment Class	82,213,869	82,213,869	139,783,039	139,783,039
Cash Management Class	5,346,556,494	5,346,556,494	10,691,710,205	10,691,710,205
Reserve Class	460,835,431	460,835,431	619,154,214	619,154,214
Resource Class	668,519,866	668,519,866	1,092,349,252	1,092,349,252
Corporate Class	3,871,610,801	3,871,610,801	5,307,227,949	5,307,227,949

Issued as reinvestment of dividends:
Institutional Class	163,110	163,110	550,215	550,215
Private Investment Class	11,391	11,391	25,979	25,979
Personal Investment Class	33	33	99	99
Cash Management Class	39,917	39,917	137,001	137,001
Reserve Class	19,430	19,430	36,484	36,484
Resource Class	7,163	7,163	25,432	25,432
Corporate Class	49,572	49,572	67,865	67,865

Reacquired:
Institutional Class	(28,312,193,385)	(28,312,193,385)	(45,553,569,653)	(45,553,569,653)
Private Investment Class	(701,993,395)	(701,993,395)	(1,525,883,358)	(1,525,883,358)
Personal Investment Class	(86,069,698)	(86,069,698)	(104,638,227)	(104,638,227)
Cash Management	(5,245,584,815)	(5,245,584,815)	(10,730,364,926)	(10,730,364,926)
Reserve Class	(460,358,838)	(460,358,838)	(594,307,726)	(594,307,726)
Resource Class	(715,178,665)	(715,178,665)	(1,098,937,460)	(1,098,937,460)
Corporate Class	(3,717,919,286)	(3,717,919,286)	(4,976,741,902)	(4,976,741,902)
Net increase (decrease) in share activity	(152,695,529)	$(152,695,529)	989,263,041	$989,263,041

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 29% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

51                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity
	Six months ended February 28, 2014(a)		Year ended August 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	849,699,701	$849,699,701	3,845,348,294	$3,845,348,294
Private Investment Class	87,254,055	87,254,055	191,682,602	191,682,602
Personal Investment Class	4,665,732	4,665,732	14,523,876	14,523,876
Cash Management Class	63,045,894	63,045,894	84,031,947	84,031,947
Reserve Class	627,898	627,898	816,640	816,640
Resource Class	75	75	2,973,005	2,973,005
Corporate Class	180,800,000	180,800,000	80,000,000	80,000,000

Issued as reinvestment of dividends:
Institutional Class	47,827	47,827	193,790	193,790
Private Investment Class	2,786	2,786	3,966	3,966
Cash Management Class	9,721	9,721	6,954	6,954
Reserve Class	200	200	347	347
Resource Class	846	846	2,056	2,056
Corporate Class	7,664	7,664	4	4

Reacquired:
Institutional Class	(1,461,696,501)	(1,461,696,501)	(3,532,815,494)	(3,532,815,494)
Private Investment Class	(88,400,288)	(88,400,288)	(210,098,425)	(210,098,425)
Personal Investment Class	(6,481,765)	(6,481,765)	(12,874,622)	(12,874,622)
Cash Management	(18,742,351)	(18,742,351)	(85,934,360)	(85,934,360)
Reserve Class	(925,852)	(925,852)	(870,437)	(870,437)
Resource Class	(1,092,598)	(1,092,598)	(9,701,658)	(9,701,658)
Corporate Class	(158,407,662)	(158,407,662)	(80,000,000)	(80,000,000)
Net increase (decrease) in share activity	(549,584,618)	$(549,584,618)	287,288,485	$287,288,485

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 68% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

52                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity
	Six months ended February 28, 2014(a)		Year ended August 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	515,459,871	$515,459,871	1,566,703,950	$1,566,703,950
Private Investment Class	29,889,422	29,889,422	140,182,581	140,182,581
Personal Investment Class	3,041,951	3,041,951	7,300,308	7,300,308
Cash Management Class	67,287,971	67,287,971	181,848,030	181,848,030
Reserve Class	36,089,400	36,089,400	74,098,247	74,098,247
Resource Class	488,449	488,449	33,461,520	33,461,520
Corporate Class	47,963,999	47,963,999	80,028,574	80,028,574

Issued as reinvestment of dividends:
Institutional Class	17,339	17,339	73,809	73,809
Private Investment Class	10,094	10,094	30,044	30,044
Personal Investment Class	354	354	741	741
Cash Management Class	14,330	14,330	31,879	31,879
Reserve Class	7,951	7,951	17,444	17,444
Resource Class	2,132	2,132	8,151	8,151
Corporate Class	13,913	13,913	16,263	16,263

Reacquired:
Institutional Class	(501,424,954)	(501,424,954)	(1,545,909,894)	(1,545,909,894)
Private Investment Class	(47,137,064)	(47,137,064)	(183,594,500)	(183,594,500)
Personal Investment Class	(3,838,296)	(3,838,296)	(5,266,473)	(5,266,473)
Cash Management	(65,191,855)	(65,191,855)	(150,461,464)	(150,461,464)
Reserve Class	(37,491,232)	(37,491,232)	(66,667,425)	(66,667,425)
Resource Class	(879,433)	(879,433)	(53,528,708)	(53,528,708)
Corporate Class	(23,008,518)	(23,008,518)	(75,915,191)	(75,915,191)
Net increase in share activity	21,315,824	$21,315,824	2,457,886	$2,457,886

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 56% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

53                         Short-Term Investments Trust

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Corporate Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets
Liquid Assets Portfolio
Six months ended 02/28/14	$1.00	$0.00	$0.00	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.02%	$932,356	0.17	%(c)	0.21	%(c)	0.04	%(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.09	1,496,576	0.17		0.20		0.09
Year ended 08/31/12	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.12	1,937,039	0.17		0.21		0.12
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.12	1,858,584	0.17		0.20		0.12
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.16	3,675,221	0.17		0.21		0.17
Year ended 08/31/09	1.00	0.01	0.00	0.01	(0.01)	—	(0.01)	1.00	1.27	6,080,137	0.19		0.24		1.14
STIC Prime Portfolio
Six months ended 02/28/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	193,028	0.09	(c)	0.22	(c)	0.05	(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	68,522	0.11		0.22		0.08
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	96,655	0.14		0.23		0.06
Year ended 08/31/11	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.08	102,632	0.16		0.22		0.08
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.11	271,611	0.17		0.22		0.12
Year ended 08/31/09	1.00	0.01	0.00	0.01	(0.01)	—	(0.01)	1.00	0.86	133,882	0.20		0.26		0.90
Treasury Portfolio
Six months ended 02/28/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	1,764,090	0.04	(c)	0.21	(c)	0.02	(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	2,837,170	0.09		0.21		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	2,002,611	0.08		0.21		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	1,856,324	0.11		0.21		0.02
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	1,553,767	0.15		0.21		0.03
Year ended 08/31/09	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.36	2,039,501	0.18		0.23		0.34
Government & Agency Portfolio
Six months ended 02/28/14	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.01	989,288	0.05	(c)	0.16	(c)	0.03	(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	835,545	0.11		0.17		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	505,026	0.10		0.16		0.03
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	1,344,281	0.13		0.16		0.04
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	1,170,076	0.16		0.16		0.08
Year ended 08/31/09	1.00	0.01	0.00	0.01	(0.01)	—	(0.01)	1.00	0.70	1,798,303	0.17		0.18		0.57
Government TaxAdvantage Portfolio
Six months ended 02/28/14	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	22,412	0.01	(c)	0.30	(c)	0.04	(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	10	0.06		0.23		0.03
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	10	0.07		0.25		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	50,842	0.10		0.29		0.04
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	6,010	0.15		0.29		0.03
Year ended 08/31/09	1.00	0.01	0.00	0.01	(0.01)	—	(0.01)	1.00	0.56	15	0.18		0.33		0.48
Tax-Free Cash Reserve Portfolio
Six months ended 02/28/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	56,421	0.02	(c)	0.33	(c)	0.06	(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	31,450	0.10		0.33		0.06
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	27,320	0.13		0.33		0.06
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.04	27,954	0.24		0.32		0.05
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	713	0.27		0.32		0.05
Year ended 08/31/09	1.00	0.01	(0.00)	0.01	(0.01)	—	(0.01)	1.00	0.88	46,528	0.30		0.34		1.01

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,228,049, $183,550, $2,440,082, $734,358, $35,546 and $51,487 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.

54                         Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Corporate Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2013 through February 28, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Corporate Class	Beginning Account Value (09/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/14)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/14)	Expenses Paid During Period[2]
Liquid Assets Portfolio	$1,000.00	$1,000.20	$0.84	$1,023.95	$0.85	0.17%
STIC Prime Portfolio	1,000.00	1,000.20	0.45	1,024.35	0.45	0.09
Treasury Portfolio	1,000.00	1,000.10	0.20	1,024.60	0.20	0.04
Government & Agency Portfolio	1,000.00	1,000.10	0.25	1,024.55	0.25	0.05
Government TaxAdvantage Portfolio	1,000.00	1,000.20	0.05	1,024.74	0.05	0.01
Tax-Free Cash Reserve Portfolio	1,000.00	1,000.30	0.10	1,024.70	0.10	0.02

[1]	The actual ending account value is based on the actual total return of the Funds for the period September 1, 2013 through February 28, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

55                         Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: pub-licinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	CM-STIT-SAR-2	Invesco Distributors, Inc.

Semiannual Report to Shareholders	February 28, 2014

Institutional Class

Short-Term Investments Trust (STIT)

Liquid Assets Portfolio

STIC Prime Portfolio

Treasury Portfolio

Government & Agency Portfolio

Government TaxAdvantage Portfolio

Tax-Free Cash Reserve Portfolio

2 Fund Data

3 Letters to Shareholders

4 Schedule of Investments

37 Financial Statements

43 Notes to Financial Statements

54 Financial Highlights

55 Fund Expenses

An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2014, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Data

Institutional Class data as of 2/28/14
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Liquid Assets	34 - 47 days	36 days	67 days	$18.8 billion
STIC Prime	11 - 20 days	12 days	12 days	2.1 billion
Treasury	27 - 51 days	39 days	39 days	7.5 billion
Government & Agency	23 - 46 days	38 days	62 days	4.0 billion
Government TaxAdvantage	19 - 52 days	44 days	59 days	132.5 million
Tax-Free Cash Reserve	16 - 32 days	16 days	16 days	530.2 million

Weighted average maturity (WAM) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

2                         Short-Term Investments Trust

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

Members of the Invesco Funds Board work continually to oversee how the Invesco Funds are performing in light of ever-changing and often unpredictable economic and market conditions. One of the ways we do this is by verifying that the teams that manage funds understand the risks associated with the investments they make in the funds they manage.

Regardless of the type of fund in which you’re invested, be assured that the Invesco Funds Board will continue working on your behalf and on behalf of all our fund shareholders, keeping your needs and interests uppermost in our minds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely, Bruce L. Crockett Independent Chair Invesco Funds Board of Trustees

Karen Dunn Kelley

Dear Shareholders:

Throughout calendar year 2013, the US Federal Reserve (the Fed) continued its accommodative monetary policies, purchasing $40 billion in mortgage-backed securities and $45 billion in longer term Treasury securities each month as part of the third round of its quantitative easing.[1] In January 2014, the Fed began reducing, or tapering, its asset purchases.

Throughout the reporting period, the Fed maintained its target policy rate in a range of between zero and 0.25%, committing to keep interest rates exceptionally low as long as unemployment remains above 6.5% and inflation remains below 2.5%.[1] These policies kept short-term interest rates low, creating a challenging environment for money market funds.

Overall, moderate economic growth, low inflation and strong corporate fundamentals in 2013 created a supportive environment for fixed income credit.

For Invesco Global Liquidity, part of Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield – in that order – to our money market fund investors.

All of us at Invesco Fixed Income are dedicated to helping our clients achieve their liquidity needs. We are also committed to excellence in customer service. If you have questions about your account, please contact one of our Invesco Global Liquidity representatives at 800 659 1005.

Sincerely,

Karen Dunn Kelley

Senior Managing Director, Investments

1  Source: US Federal Reserve

3                         Short-Term Investments Trust

Schedule of Investments

February 28, 2014

(Unaudited)

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–42.30%(a)
Asset-Backed Securities–Consumer Receivables–4.61%
Barton Capital LLC(b)(c)	0.18%	11/06/14	$100,000	$100,000,000
Old Line Funding, LLC(b)	0.17%	04/14/14	37,970	37,962,111
Old Line Funding, LLC(b)	0.17%	03/18/14	37,900	37,896,957
Old Line Funding, LLC(b)	0.17%	05/20/14	50,000	49,981,111
Old Line Funding, LLC(b)(c)	0.18%	06/12/14	61,100	61,100,000
Old Line Funding, LLC(b)	0.23%	07/15/14	69,574	69,513,548
Old Line Funding, LLC(b)	0.24%	03/17/14	50,000	49,994,667
Salisbury Receivables Co. LLC(b)	0.18%	04/07/14	60,000	59,988,900
Sheffield Receivables Corp.(b)	0.17%	04/22/14	25,000	24,993,861
Sheffield Receivables Corp.(b)	0.18%	03/12/14	30,000	29,998,350
Sheffield Receivables Corp.(b)	0.18%	03/14/14	97,000	96,993,695
Sheffield Receivables Corp.(b)	0.18%	04/11/14	68,500	68,485,957
Sheffield Receivables Corp.(b)	0.22%	03/10/14	50,000	49,997,250
Thunder Bay Funding, LLC(b)(c)	0.22%	04/04/14	30,000	30,000,000
Thunder Bay Funding, LLC(b)(c)	0.22%	04/09/14	65,200	65,200,000
Thunder Bay Funding, LLC(b)	0.23%	07/15/14	28,600	28,575,150
Thunder Bay Funding, LLC(b)	0.25%	08/12/14	100,000	99,886,106
				960,567,663

Asset-Backed Securities–Fully Supported–2.04%
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(d)	0.20%	06/09/14	67,600	67,562,444
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(d)	0.20%	07/14/14	84,300	84,236,775
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(d)	0.20%	07/16/14	50,000	49,961,944
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(d)	0.20%	07/16/14	30,000	29,977,167
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(d)	0.20%	08/18/14	50,000	49,952,778
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(d)	0.21%	05/14/14	25,000	24,989,208
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(d)	0.21%	05/15/14	39,200	39,182,850
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(d)	0.21%	05/15/14	79,400	79,365,263
				425,228,429

Asset-Backed Securities–Fully Supported Bank–4.32%
Alpine Securitization Corp. (CEP–Credit Suisse AG)(b)(d)	0.11%	03/11/14	90,000	89,997,250
Alpine Securitization Corp. (CEP–Credit Suisse AG)(b)(d)	0.11%	03/12/14	54,500	54,498,168
Cancara Asset Securitisation LLC (CEP–Lloyds Bank PLC)(b)(d)	0.14%	04/03/14	20,000	19,997,434
Cancara Asset Securitisation LLC (CEP–Lloyds Bank PLC)(b)(d)	0.14%	04/04/14	80,500	80,489,356
Concord Minutemen Capital Co., LLC Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.20%	03/14/14	102,600	102,592,590
Crown Point Capital Co., LLC Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.20%	03/11/14	95,000	94,994,722
Crown Point Capital Co., LLC Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.20%	03/14/14	12,900	12,899,068
Crown Point Capital Co., LLC Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.20%	03/17/14	50,000	49,995,556
Crown Point Capital Co., LLC Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.21%	03/06/14	30,300	30,299,116
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi)(b)(d)	0.17%	04/07/14	25,000	24,995,632
Govco LLC (CEP–Citibank NA)(b)	0.12%	03/13/14	44,100	44,098,236
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.20%	03/11/14	50,000	49,997,222
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.20%	03/14/14	25,000	24,998,195

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities–Fully Supported Bank–(continued)
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.20%	04/11/14	$34,100	$34,092,233
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.21%	03/05/14	61,700	61,698,560
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.21%	03/12/14	25,000	24,998,396
Mountcliff Funding LLC (Multi-CEP’s–Deutsche Bank Trust Co. Americas)(b)(d)	0.12%	03/04/14	50,000	49,999,500
Ridgefield Funding Co. LLC (CEP–BNP Paribas SA)(b)(d)	0.24%	05/06/14	50,000	49,978,000
				900,619,234

Asset-Backed Securities–Multi-Purpose–6.93%
Atlantic Asset Securitization LLC(b)(d)	0.12%	03/12/14	40,000	39,998,533
Atlantic Asset Securitization LLC(b)(c)(d)	0.18%	08/06/14	109,200	109,200,000
Atlantic Asset Securitization LLC(b)(c)(d)	0.23%	08/29/14	160,000	160,000,000
Chariot Funding, LLC(b)	0.22%	07/08/14	25,000	24,980,292
Chariot Funding, LLC(b)	0.22%	08/05/14	50,000	49,952,028
Chariot Funding, LLC(b)	0.23%	05/01/14	50,000	49,980,514
Chariot Funding, LLC(b)	0.23%	05/08/14	95,000	94,958,728
Chariot Funding, LLC(b)	0.23%	06/05/14	46,100	46,071,725
Chariot Funding, LLC(b)	0.23%	06/09/14	25,000	24,984,028
Chariot Funding, LLC(b)	0.23%	06/11/14	25,000	24,983,708
Chariot Funding, LLC(b)	0.23%	07/07/14	50,000	49,959,111
Chariot Funding, LLC(b)	0.24%	04/16/14	37,400	37,388,531
Jupiter Securitization Co. LLC(b)	0.22%	07/15/14	14,800	14,787,699
Jupiter Securitization Co. LLC(b)	0.23%	03/18/14	35,000	34,996,199
Jupiter Securitization Co. LLC(b)	0.23%	04/03/14	60,000	59,987,350
Jupiter Securitization Co. LLC(b)	0.23%	06/03/14	32,300	32,280,602
Jupiter Securitization Co. LLC(b)	0.23%	07/02/14	50,000	49,960,708
Jupiter Securitization Co. LLC(b)	0.24%	03/03/14	73,000	72,999,027
Jupiter Securitization Co. LLC(b)	0.24%	03/04/14	46,000	45,999,080
Jupiter Securitization Co. LLC(b)	0.24%	04/02/14	40,000	39,991,467
Mont Blanc Capital Corp.(b)(d)	0.19%	04/14/14	33,626	33,618,191
Mont Blanc Capital Corp.(b)(d)	0.22%	03/10/14	50,000	49,997,250
Nieuw Amsterdam Receivables Corp.(b)(d)	0.14%	04/04/14	60,000	59,992,067
Regency Markets No. 1 LLC(b)(d)	0.14%	03/10/14	40,525	40,523,581
Regency Markets No. 1 LLC(b)(d)	0.14%	03/12/14	85,000	84,996,364
Regency Markets No. 1 LLC(b)(d)	0.14%	03/20/14	30,000	29,997,783
Scaldis Capital LLC(b)(d)	0.13%	03/20/14	57,000	56,996,089
Versailles Commercial Paper LLC(b)	0.18%	04/14/14	25,000	24,994,500
				1,444,575,155

Consumer Finance–1.03%
Toyota Motor Credit Corp.(d)	0.22%	03/03/14	155,000	154,998,106
Toyota Motor Credit Corp.(d)	0.25%	09/30/14	60,000	59,911,250
				214,909,356

Diversified Banks–16.34%
ANZ New Zealand Int’l Ltd.(b)(d)	0.21%	07/10/14	60,200	60,153,997
Australia & New Zealand Banking Group, Ltd.(b)(d)	0.17%	03/14/14	50,000	49,996,930
Barclays Bank PLC(b)(c)(d)	0.49%	07/31/14	210,000	210,000,000
BNP Paribas Finance Inc.(d)	0.19%	05/05/14	40,000	39,986,278
BNP Paribas Finance Inc.(d)	0.20%	05/06/14	119,000	118,956,367
Collateralized Commercial Paper Co., LLC	0.30%	08/18/14	160,000	159,773,333

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks–(continued)
Collateralized Commercial Paper Co., LLC	0.31%	03/03/14	$78,000	$77,998,657
Collateralized Commercial Paper Co., LLC	0.40%	09/02/14	130,000	129,732,778
Collateralized Commercial Paper II Co., LLC(b)	0.31%	03/03/14	90,000	89,998,450
Collateralized Commercial Paper II Co., LLC(b)	0.40%	08/05/14	50,000	49,912,778
Commonwealth Bank of Australia(b)(c)(d)	0.15%	05/20/14	100,000	100,000,000
Dexia Credit Local S.A.(d)	0.22%	06/17/14	77,100	77,049,114
Dexia Credit Local S.A.(d)	0.23%	07/08/14	146,200	146,079,506
Dexia Credit Local S.A.(d)	0.24%	07/07/14	50,000	49,957,333
Dexia Credit Local S.A.(d)	0.24%	08/19/14	60,500	60,431,030
Dexia Credit Local S.A.(d)	0.32%	08/18/14	79,400	79,280,018
JP Morgan Securities LLC(b)	0.40%	08/12/14	100,000	99,817,778
Lloyds Bank PLC(d)	0.08%	03/05/14	135,000	134,998,875
Mizuho Funding, LLC(b)(d)	0.13%	03/27/14	32,000	31,996,996
Mizuho Funding, LLC(b)(d)	0.22%	05/06/14	100,000	99,959,667
Mizuho Funding, LLC(b)(d)	0.23%	07/07/14	40,000	39,968,000
National Australia Funding Delaware Inc.(b)(d)	0.19%	06/03/14	75,000	74,962,792
National Australia Funding Delaware Inc.(b)(d)	0.19%	07/14/14	37,800	37,773,068
National Australia Funding Delaware Inc.(b)(d)	0.20%	07/07/14	28,600	28,579,662
Natixis US Finance Co., LLC(d)	0.12%	03/05/14	79,100	79,098,945
Natixis US Finance Co., LLC(d)	0.21%	03/11/14	50,000	49,997,083
Oversea-Chinese Banking Corp. Ltd.(d)	0.18%	04/03/14	73,400	73,387,889
Oversea-Chinese Banking Corp. Ltd.(d)	0.18%	04/07/14	100,000	99,981,500
Oversea-Chinese Banking Corp. Ltd.(d)	0.20%	03/10/14	73,000	72,996,350
PNC Bank, N.A.	0.28%	10/06/14	29,600	29,600,000
Rabobank USA Financial Corp.(d)	0.17%	03/17/14	112,800	112,791,477
Rabobank USA Financial Corp.(d)	0.21%	04/03/14	111,000	110,978,633
Societe Generale North America, Inc.(d)	0.09%	03/10/14	120,400	120,397,441
Societe Generale North America, Inc.(d)	0.19%	03/03/14	100,000	99,998,944
Societe Generale North America, Inc.(d)	0.23%	05/05/14	160,200	160,133,473
Standard Chartered Bank(b)(d)	0.19%	05/06/14	50,000	49,982,583
Standard Chartered Bank(b)(d)	0.22%	06/02/14	50,000	49,971,583
United Overseas Bank Ltd.(b)(d)	0.17%	03/03/14	150,000	149,998,583
United Overseas Bank Ltd.(b)(d)	0.17%	03/07/14	100,000	99,997,167
				3,406,675,058

Other Diversified Financial Services–0.67%
General Electric Capital Corp.	0.20%	03/10/14	65,000	64,996,750
General Electric Capital Corp.	0.20%	07/09/14	75,600	75,545,400
				140,542,150

Pharmaceuticals–0.20%
Sanofi S.A.(b)(d)	0.09%	03/21/14	42,000	41,997,900

Regional Banks–4.12%
BNZ International Funding Ltd.(b)(d)	0.16%	04/07/14	71,100	71,088,308
BNZ International Funding Ltd.(b)(d)	0.21%	08/26/14	20,000	19,979,233
Landesbank Hessen-Thueringen Girozentrale(b)(d)	0.12%	03/13/14	54,600	54,597,816
Mitsubishi UFJ Trust & Banking Corp.(b)(d)	0.23%	05/02/14	78,600	78,568,866
Mitsubishi UFJ Trust & Banking Corp.(b)(d)	0.24%	07/28/14	66,200	66,134,241
Sumitomo Mitsui Banking Corp.(b)(d)	0.20%	04/07/14	80,000	79,983,555

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Regional Banks–(continued)
Sumitomo Mitsui Banking Corp.(b)(d)	0.20%	04/28/14	$150,000	$149,951,667
Sumitomo Mitsui Banking Corp.(b)(d)	0.21%	04/21/14	50,000	49,985,479
Sumitomo Mitsui Banking Corp.(b)(d)	0.25%	08/05/14	57,000	56,937,854
Sumitomo Mitsui Trust Bank Ltd.(b)(d)	0.14%	03/07/14	52,400	52,398,821
Sumitomo Mitsui Trust Bank Ltd.(b)(d)	0.14%	03/05/14	20,000	19,999,689
Sumitomo Mitsui Trust Bank Ltd.(b)(d)	0.14%	03/06/14	100,000	99,998,056
Sumitomo Mitsui Trust Bank Ltd.(b)(d)	0.16%	04/07/14	57,000	56,990,627
				856,614,212

Soft Drinks–0.75%
Coca-Cola Co. (The)(b)	0.18%	05/05/14	50,000	49,983,750
Coca-Cola Co. (The)(b)	0.19%	09/02/14	50,000	49,951,181
Coca-Cola Co. (The)(b)	0.19%	09/03/14	31,000	30,969,568
Coca-Cola Co. (The)(b)	0.19%	09/04/14	25,000	24,975,326
				155,879,825

Specialized Finance–1.29%
Caisse des Depots et Consignations(b)(d)	0.11%	03/06/14	200,000	199,996,944
CDP Financial Inc.(b)(d)	0.19%	06/09/14	39,000	38,979,417
CDP Financial Inc.(b)(d)	0.19%	08/05/14	29,000	28,975,970
				267,952,331

Thrifts & Mortgage Finance–0.00%
Nationwide Building Society(b)(d)	0.22%	04/14/14	900	899,758
Total Commercial Paper (Cost $8,816,461,071)				8,816,461,071

Certificates of Deposit–28.03%
Australia & New Zealand Banking Group, Ltd.(d)	0.10%	03/03/14	400,000	400,000,000
Australia & New Zealand Banking Group, Ltd.(d)	0.17%	08/01/14	58,300	58,300,000
Bank of Montreal(d)	0.06%	03/04/14	125,000	125,000,000
Bank of Montreal(d)	0.17%	03/05/14	78,600	78,600,000
Bank of Montreal(c)(d)	0.34%	03/12/15	200,000	200,000,000
Bank of Nova Scotia(c)(d)	0.17%	04/10/14	114,500	114,499,371
Bank of Nova Scotia(d)	0.21%	04/03/14	105,000	105,000,000
Bank of Nova Scotia(c)(d)	0.30%	08/06/14	60,000	60,000,000
Bank of Nova Scotia(c)(d)	0.34%	02/27/15	120,100	120,100,000
Bank of Nova Scotia(c)(d)	0.34%	03/11/15	100,000	100,000,000
Bank of Scotland(d)	0.06%	03/03/14	145,000	145,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.17%	03/03/14	140,000	140,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.20%	05/02/14	100,000	100,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.21%	05/22/14	35,000	35,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.24%	03/11/14	91,000	91,000,000
Barclays Bank PLC(c)(d)	0.25%	03/11/14	32,000	32,000,000
Barclays Bank PLC(c)(d)	0.25%	06/17/14	450,000	450,000,000
Commonwealth Bank of Australia(d)	0.22%	05/06/14	150,000	150,001,374
Credit Agricole Corporate & Investment Bank(d)	0.10%	03/03/14	170,313	170,313,306
Credit Agricole Corporate & Investment Bank(d)	0.11%	03/05/14	329,000	329,000,000
Mitsubishi UFJ Trust & Banking Corp.(d)	0.22%	06/06/14	95,000	95,000,000
Mizuho Bank Ltd.(d)	0.21%	04/15/14	48,900	48,900,000
Mizuho Bank Ltd.(d)	0.22%	06/03/14	41,000	41,000,000
Mizuho Bank Ltd.(d)	0.23%	03/13/14	100,000	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Mizuho Bank Ltd.(d)	0.23%	04/02/14	$50,000	$50,000,000
Nationwide Building Society(d)	0.21%	04/09/14	75,000	74,982,949
Natixis(d)	0.09%	03/03/14	250,000	250,000,000
Natixis(c)(d)	0.32%	06/25/14	271,000	271,000,000
Nordea Bank Finland PLC(d)	0.14%	05/13/14	70,000	70,000,000
Nordea Bank Finland PLC(d)	0.17%	03/06/14	50,000	50,000,000
Nordea Bank Finland PLC(d)	0.18%	04/02/14	100,000	100,000,000
Norinchukin Bank (The)(c)(d)	0.24%	07/09/14	153,100	153,100,000
Norinchukin Bank (The)(d)	0.25%	08/08/14	46,000	46,000,000
Oversea-Chinese Banking Corp. Ltd.(d)	0.18%	04/09/14	115,100	115,100,000
Royal Bank of Canada(c)(d)	0.33%	03/04/15	300,000	300,000,000
Societe Generale(c)(d)	0.23%	11/13/14	110,000	110,000,000
Sumitomo Mitsui Banking Corp.(d)	0.21%	04/01/14	25,000	25,000,215
Sumitomo Mitsui Banking Corp.(d)	0.25%	05/01/14	50,000	50,000,000
Sumitomo Mitsui Trust Bank Ltd.(d)	0.25%	07/14/14	28,600	28,600,000
Swedbank AB(d)	0.07%	03/04/14	110,000	110,000,000
Toronto-Dominion Bank(d)	0.11%	03/03/14	50,000	50,000,000
Toronto-Dominion Bank(d)	0.11%	03/11/14	62,500	62,500,000
Toronto-Dominion Bank(d)	0.20%	05/21/14	55,000	55,000,000
Toronto-Dominion Bank(d)	0.20%	06/02/14	170,000	170,000,000
Toronto-Dominion Bank(d)	0.20%	07/28/14	33,300	33,300,000
Toronto-Dominion Bank(d)	0.22%	03/03/14	30,000	30,000,000
Wells Fargo Bank, N.A.(c)	0.17%	05/02/14	150,000	150,000,000
Wells Fargo Bank, N.A.(c)	0.17%	06/02/14	200,000	200,000,000
Total Certificates of Deposit (Cost $5,843,297,215)				5,843,297,215

Variable Rate Demand Notes–8.39%(e)
Credit Enhanced–8.35%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.16%	06/01/29	800	800,000
Appleton (City of) (Great Northern Corp.); Series 1999 A, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	09/01/19	4,500	4,500,000
Arlington (County of) Industrial Development Authority (Woodbury Park Apartments); Series 2005 A, Ref. VRD MFH RB (CEP–FHLMC)	0.03%	03/01/35	13,185	13,185,000
Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.16%	10/01/33	7,360	7,360,000
Austin (City of), Texas Housing Finance Corp. (Stassney Woods Apartments); Series 2004 A, Ref. VRD MFH RB (CEP–FNMA)	0.03%	10/15/32	3,350	3,350,000
Austin (County of), Texas Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	12/01/14	4,550	4,550,000
Bachelor Gulch Metropolitan District; Series 2004, VRD Unlimited Tax GO Bonds (LOC–U.S. Bank, N.A.)(f)	0.04%	12/01/23	1,755	1,755,000
Beaver Dam (City of) (YMCA of Dodge County, Inc.); Series 2006, VRD Development RB (LOC–FHLB of Chicago)(f)	0.03%	12/02/41	5,305	5,305,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	12/01/28	1,100	1,100,000
Bexar (County of), Texas Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.04%	12/15/34	3,355	3,355,000
Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	06/01/37	34,385	34,385,000
Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust); Series 2001 A, VRD Limited Obligation Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.04%	02/01/31	7,735	7,735,000
Broward (County of) Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)	0.03%	12/01/29	6,930	6,930,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	07/01/39	$24,200	$24,200,000
Butler (County of) (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.03%	06/01/35	6,065	6,065,000
Butler (County of), Ohio (Lakota Family YMCA); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	05/01/27	1,750	1,750,000
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	11/01/38	1,900	1,900,000
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2011 D, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	07/01/41	41,800	41,800,000
California (State of); Series 2005 B-5, Ref. VRD Unlimited Tax GO Bonds (LOC–Barclays Bank PLC)(d)(f)	0.02%	05/01/40	30,000	30,000,000
Cambridge (City of) (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC–PNC Bank, N.A.)(f)	0.04%	12/01/21	1,900	1,900,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.14%	07/01/38	900	900,000
Carson (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, Hospital RB (LOC–U.S. Bank, N.A.)(f)	0.04%	09/01/33	19,905	19,905,000
Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.03%	06/15/31	2,685	2,685,000
Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.03%	06/15/31	2,010	2,010,000
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(f)	0.04%	11/01/40	2,870	2,870,000
Channahon (Village of) (Morris Hospital); Series 2003 D, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.03%	12/01/32	2,540	2,540,000
Chicago (City of), Illinois (Neighborhoods Alive 21 Program); Series 2002 B3, VRD Unlimited Tax GO Bonds (LOC–Bank of America, N.A.)(d)(f)	0.03%	01/01/37	5,000	5,000,000
Clackamas (County of) Hospital Facility Authority (Legacy Health System);
Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.03%	06/01/37	6,000	6,000,000
Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.03%	06/01/37	24,800	24,800,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	01/01/33	24,575	24,575,000
Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.04%	11/01/38	6,705	6,705,000
Colorado (State of) Educational & Cultural Facilities Authority (King’s Way Christian School); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.04%	04/01/39	5,420	5,420,000
Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.03%	11/01/28	3,710	3,710,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.03%	06/01/15	1,490	1,490,000
Colorado (State of) Housing & Finance Authority (Woodstream Village); Series 1985, VRD MFH RB (CEP–FNMA)	0.05%	02/01/31	3,215	3,215,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.03%	03/01/34	8,200	8,200,000
Cuyahoga (County of), Ohio (Euclid Avenue Housing Corp.);
Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	08/01/42	16,910	16,910,000
Series 2009 B, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.03%	08/01/39	6,750	6,750,000
Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.03%	11/01/30	22,005	22,005,000
DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.03%	06/15/25	6,840	6,840,000
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	09/01/36	3,545	3,545,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	05/01/36	9,500	9,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	0.12%	11/01/30	$1,765	$1,765,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	04/01/38	8,500	8,500,000
Douglas (County of) Hospital Authority No. 2 (Children’s Hospital Obligated Group); Series 2008 A, Ref. VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.04%	08/15/32	4,000	4,000,000
Duval (County of), Florida Housing Finance Authority (The Glades Apartments); Series 2002, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.03%	10/01/32	5,275	5,275,000
East Point (City of) Georgia, Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP–FHLMC)	0.05%	07/01/37	3,700	3,700,000
Elgin (City of) (Judson College); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	06/01/36	6,625	6,625,000
Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	11/01/24	10,000	10,000,000
Emmaus (City of) General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.03%	03/01/30	37,860	37,860,000
Englewood (City of) (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)	0.05%	12/01/34	5,000	5,000,000
Everett (City of) Public Facilities District; Series 2007, VRD RB (LOC–Bank of New York Mellon)(f)	0.04%	04/01/36	11,000	11,000,000
Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	06/01/37	13,065	13,065,000
Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–FNMA)	0.03%	11/15/35	10,990	10,990,000
Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.03%	05/15/31	3,880	3,879,957
Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facilities & Improvement RB (LOC–PNC Bank, N.A.)(f)	0.04%	07/01/33	11,945	11,945,000
Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–U.S. Bank, N.A.)(f)	0.03%	12/01/21	14,000	14,000,000
Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	06/01/23	4,965	4,965,000
Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(f)	0.02%	06/01/19	10,460	10,460,000
Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.03%	06/01/27	9,500	9,500,000
Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.03%	11/01/25	4,500	4,500,000
Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	01/01/38	3,785	3,785,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(f)	0.14%	08/01/37	3,950	3,950,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	04/01/38	12,790	12,790,000
Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(f)	0.03%	12/01/28	8,500	8,500,000
Illinois (State of) Finance Authority (Dominican University); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	03/01/36	3,035	3,035,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	01/01/16	5,815	5,815,000
Illinois (State of) Finance Authority (Latin School of Chicago);
Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	08/01/28	1,200	1,200,000
Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	08/01/35	4,965	4,965,000
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	06/01/29	3,000	3,000,000
Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	11/15/37	42,900	42,900,000
Series 2009 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	11/15/37	6,000	6,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago);
Series 2001, VRD RB (LOC–BMO Harris, N.A.)(f)	0.04%	06/01/29	$5,800	$5,800,000
Series 2004, VRD RB (LOC–BMO Harris N.A.)(f)	0.04%	06/01/34	4,200	4,200,000
Indiana (State of) Finance Authority (Columbus Regional Hospital); Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.04%	08/01/21	13,540	13,540,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.03%	02/01/24	1,000	1,000,000
Indiana (State of) Finance Authority (Howard Regional Health System); Series 2005 B, VRD Hospital RB (LOC–BMO Harris N.A.)(f)	0.03%	01/01/35	3,320	3,320,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 J, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.03%	11/01/37	5,600	5,600,000
Jackson (City of), Tennessee Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.03%	10/15/32	3,970	3,970,000
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(b)	0.03%	03/01/31	3,200	3,200,000
King George (County of), Virginia Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC–JPMorgan Chase Bank, N.A.)(b)(f)	0.05%	09/01/21	2,500	2,500,000
Lancaster (County of) Industrial Development Authority (Willow Valley Retirement Community); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	12/01/39	1,100	1,100,000
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(f)	0.03%	10/01/42	5,130	5,130,000
Lincoln (County of), Pennsylvania (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	11/01/24	12,060	12,060,000
Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	03/01/38	15,255	15,255,000
Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(f)	0.04%	09/01/28	7,415	7,415,000
Luzerne (County of) Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(f)	0.04%	11/01/26	3,770	3,770,000
Lyndhurst (City of), Ohio (Hawken School); Series 2002, VRD Economic Development RB (LOC–PNC Bank, N.A.) (f)	0.05%	05/01/27	3,940	3,940,000
Maplewood (City of) (Mounds Park Academy); Series 2003, VRD Educational Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.03%	10/01/23	625	625,000
Maricopa (County of) Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)	0.05%	04/15/30	7,815	7,815,000
Marietta (City of) Housing Authority (Wood Knoll Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)	0.03%	07/01/24	2,700	2,700,000
Marietta (City of), Georgia Housing Authority (Wood Glen Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)	0.03%	07/01/24	2,000	2,000,000
Marion (County of) Housing Authority (Residence at Marion Estates); Series 1997, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.06%	07/01/27	1,755	1,755,000
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	07/01/28	3,900	3,900,000
Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.04%	07/01/33	3,535	3,535,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	04/01/35	7,500	7,500,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC–TD Bank N.A)(f)	0.03%	07/01/41	9,450	9,450,000
Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.03%	07/01/38	1,865	1,865,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(f)	0.16%	03/01/39	7,825	7,825,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	10/15/30	$18,780	$18,780,000
Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	10/15/38	19,191	19,191,000
Middletown (City of), Ohio (Atrium Medical Center Obligated Group); Series 2008 A, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	11/15/39	18,500	18,500,000
Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(f)	0.03%	09/01/40	5,795	5,795,000
Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.04%	01/01/25	1,105	1,105,000
Minnesota (State of) Office of Higher Education; Series 2012 B, VRD Supplemental Student Local Program RB (LOC–Royal Bank of Canada, N.A.)(d)(f)	0.03%	08/01/47	40,000	40,000,000
Minnetonka (City of), Minnesota (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.03%	11/15/31	1,000	1,000,000
Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.05%	12/15/29	5,000	5,000,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.03%	04/01/37	12,300	12,300,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.03%	04/01/37	1,500	1,500,000
Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	10/01/33	12,800	12,800,000
Mobile (City of) Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC–National Australia Bank Ltd.)(b)(d)(f)	0.03%	05/01/41	3,300	3,300,000
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(d)(f)	0.07%	07/01/40	9,000	9,000,000
Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.03%	01/01/36	52,500	52,500,000
Montgomery (County of), Maryland Housing Opportunities Commission; Series 2008 A, VRD Multiple Purpose RB (LOC–PNC Bank, N.A.)(f)	0.03%	05/01/39	2,265	2,265,000
Montgomery (County of), Pennsylvania Industrial Development Authority (LaSalle College High School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	11/01/38	3,725	3,725,000
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds Bank PLC)(d)(f)	0.05%	07/01/38	20,100	20,100,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.03%	07/15/36	7,575	7,574,667
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.03%	02/15/34	425	424,813
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	01/01/18	3,875	3,875,000
New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.04%	12/01/24	2,780	2,780,000
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(f)	0.03%	09/01/37	2,900	2,900,000
New Jersey (State of) Economic Development Authority (Job Haines Home for Aged People); Series 1998, VRD RB (LOC–PNC Bank, N.A.)(f)	0.04%	02/01/28	700	700,000
New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportation System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.03%	06/15/32	48,000	48,000,000
New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC–HSBC Bank USA N.A.)(d)(f)	0.03%	11/01/36	8,645	8,645,000
New York (State of) Housing Finance Agency (Gotham West Housing); Series 2012 A-1, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	05/01/45	17,500	17,500,000
New York (State of) Housing Finance Agency (Related West 29th Street Housing); Series 2012 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.03%	05/01/45	10,000	10,000,000
New York (State of) Long Island Power Authority; Series 2012 D, VRD Electric System General RB (LOC–TD Bank, N.A.)(f)	0.02%	12/01/29	45,410	45,410,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Newport (City of) (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.04%	04/01/32	$13,810	$13,810,000
Newport News (City of), Virginia Industrial Development Authority (Christopher Newport University Foundations); Series 2006, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	08/01/36	1,820	1,820,000
North Carolina (State of) Capital Facilities Finance Agency (Asheville School, Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	04/01/27	2,920	2,920,000
North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	06/01/17	5,440	5,440,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	09/01/27	3,905	3,905,000
Oak Park Heights (City of), Minnesota (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)	0.04%	11/01/35	1,845	1,845,000
Ogden (City of), Utah Redevelopment Agency;
Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.16%	12/01/27	8,020	8,020,000
Series 2009 B-2, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.21%	12/01/27	1,665	1,665,000
Ohio (State of) Higher Educational Facility Commission (Capital University); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	12/01/31	25,595	25,595,000
Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (LOC–FHLB of Chicago)(f)	0.03%	09/01/36	3,715	3,715,000
Olympia (Port of) Economic Development Corp. (Spring Air Northwest); Series 1998, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.06%	11/01/23	600	600,000
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.03%	08/01/34	72,000	72,000,000
Oregon (State of) Health, Housing, Educational & Cultural Facilities Authority (Sacred Heart Medical Center Foundation); Series 1998 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.03%	11/01/28	775	775,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.07%	10/15/38	7,400	7,400,000
Orlando & Orange (Counties of) Expressway Authority; Subseries 2008 B-1, Ref. VRD RB (LOC–Bank of Montreal)(d)(f)	0.03%	07/01/40	2,900	2,900,000
Palm Beach (County of) Housing Finance Authority (Azalea Place Apartments); Series 1999 A, VRD MFH RB (CEP–FHLMC)(b)	0.08%	12/01/32	5,095	5,095,000
Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(f)	0.04%	07/01/32	5,085	5,085,000
Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC–PNC Bank, N.A.)(f)	0.05%	10/01/29	7,000	7,000,000
Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC–PNC Bank, N.A.)(f)	0.09%	08/01/35	1,100	1,100,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(b)(f)	0.05%	05/01/20	2,250	2,250,000
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University) Series 2002 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.03%	05/01/32	30,520	30,520,000
Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	02/01/34	6,960	6,960,000
Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Barclays Bank PLC)(d)(f)	0.03%	12/01/38	40,475	40,475,000
Philadelphia (City of), Pennsylvania Authority for Industrial Development (Chestnut Hill College); Series 2007 A, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	10/01/29	4,100	4,100,000
Pitkin (County of) (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.03%	12/01/24	5,235	5,235,000
Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	06/01/39	1,085	1,085,000
Roswell (City of) Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(b)	0.03%	08/01/24	3,950	3,950,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC–FHLB of Indianapolis)(f)	0.21%	07/01/40	$2,240	$2,240,000
San Gabriel (City of), Texas Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	04/01/26	4,215	4,215,000
Seattle (City of), Washington Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC–U.S. Bank, N.A.)(f)	0.03%	05/01/19	1,660	1,660,000
Shelby (County of) Health, Educational & Housing Facility Board (Providence Place Apartments); Series 2007, Ref. VRD MFH RB (CEP–FNMA)	0.03%	12/15/42	500	500,000
South Carolina (State of) Housing Finance & Development Authority (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB (CEP–FNMA)	0.03%	11/15/35	7,565	7,564,956
South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	03/01/28	3,752	3,752,000
St. Charles (County of), Missouri Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.03%	04/15/27	5,600	5,600,000
St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC–General Electric Capital Corp.)(b)(f)	0.15%	10/01/21	1,990	1,990,000
St. Louis (County of) Industrial Development Authority (Schnuck Markets, Inc.–Kirkwood); Series 1985, VRD IDR (LOC–U.S. Bank, N.A.)(b)(f)	0.04%	12/01/15	3,950	3,950,000
St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.02%	04/15/27	4,970	4,970,000
Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC–Northern Trust Co.)(f)	0.02%	11/15/50	3,500	3,500,000
Texas (State of) Department of Housing & Community Affairs (Champions Crossing Apartments); Series 2006, Ref. VRD MFH Mortgage RB (CEP–FNMA)(b)	0.08%	09/15/36	4,675	4,675,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)	0.03%	05/01/42	13,470	13,470,000
Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.03%	07/01/33	17,375	17,375,000
Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.05%	07/01/41	12,425	12,425,000
Texas (State of) Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.05%	06/01/41	8,590	8,590,000
Tuscaloosa (County of) Industrial Development Authority (Hunt Refining Co.); Series 2011, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(d)(f)	0.04%	04/01/28	10,000	10,000,000
Utah (State of) Associated Municipal Power Systems (Horse Butte Wind); Series 2012 B, VRD RB (LOC–Bank of Montreal)(d)(f)	0.03%	09/01/32	12,000	12,000,000
Vermont (State of) Educational & Health Buildings Financing Agency (Brattleboro Retreat (The)); Series 2011 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.03%	12/01/31	11,210	11,210,000
Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.04%	10/01/34	800	800,000
Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	12/01/38	32,500	32,500,000
Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	08/01/35	4,225	4,225,000
Volusia (County of), Florida Housing Finance Authority (The Anatole Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.03%	10/15/32	750	750,000
Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	06/01/18	10,000	10,000,000
Washington (State of) Housing Finance Commission (Alderwood Court Apartments); Series 2002 A, VRD MFH RB (CEP–FNMA)	0.05%	06/15/35	5,350	5,350,000
Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.04%	12/15/44	950	950,000
Washington (State of) Housing Finance Commission (Holly Village Senior Living); Series 1999 A, VRD MFH RB (CEP–FNMA)	0.07%	07/15/32	6,600	6,600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP–FHLMC)	0.07%	07/01/25	$8,300	$8,300,000
Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP–FNMA)	0.05%	09/01/38	2,000	2,000,000
Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.03%	12/15/44	3,100	3,100,000
Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(f)	0.03%	10/01/19	2,190	2,190,000
Washington (State of) Housing Finance Commission (Pacific Inn Apartments); Series 1996 A, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.03%	05/01/28	3,615	3,615,000
Washington (State of) Housing Finance Commission (Rockwood Retirement Communities Program); Series 1999 A, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(f)	0.03%	01/01/30	13,775	13,775,000
Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.04%	09/15/20	2,680	2,680,000
Wisconsin (State of) Health & Educational Facilities Authority (Goodwill Industries of Southeastern Wisconsin, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.04%	06/01/39	13,155	13,155,000
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 2000, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.16%	06/01/25	1,640	1,640,000
Wisconsin (State of) Health & Educational Facilities Authority (Hospital Sisters Services, Inc.); Series 2012 E, Ref. VRD Obligated Group RB (LOC–Bank of Montreal)(d)(f)	0.03%	08/01/40	21,200	21,200,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.);
Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	12/01/36	8,800	8,800,000
Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	12/01/36	11,000	11,000,000
Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	12/01/32	8,630	8,630,000
Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.04%	08/01/30	5,600	5,600,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	05/01/30	490	490,000
Young Men’s Christian Association of Metropolitan Milwaukee, Inc. (The); Series 2008, VRD Notes (LOC–BMO Harris Bank, N.A.)(f)	0.14%	05/01/33	700	700,000
				1,738,912,393

Other Variable Rate Demand Notes–0.04%(e)
Federal Home Loan Mortgage Corp.; Series M028 A, VRD Multifamily Ctfs.	0.05%	09/15/24	8,660	8,660,000
Total Variable Rate Demand Notes (Cost $1,747,572,393)				1,747,572,393

Other Bonds and Notes–3.84%
General Electric Capital Corp. Sr. Unsec. Global Notes	2.15%	01/09/15	25,457	25,866,694
Royal Bank of Canada, Sr. Unsec. Medium-Term Notes(b)(c)(d)	0.40%	02/27/15	200,000	200,000,000
Wells Fargo Bank, N.A.,
Sr. Unsec. Medium-Term Notes(c)	0.32%	03/20/15	200,000	200,000,000
Unsec. Medium-Term Notes(c)	0.34%	03/20/15	225,000	225,000,000
Westpac Banking Corp. Sr. Unsec. Medium-Term Notes(b)(c)(d)	0.39%	03/06/15	150,000	150,000,000
Total Other Bonds and Notes (Cost $800,866,694)				800,866,694
TOTAL INVESTMENTS (excluding Repurchase Agreements)–82.56% (Cost $17,208,197,373)				17,208,197,373

			Repurchase Amount
Repurchase Agreements–17.43%(g)
BNP Paribas Securities Corp., Open agreement dated 12/26/12, (collateralized by Mortgage-backed securities & Corporate obligations valued at $54,353,938; 0.36%-6.50%, 08/01/16-08/25/46)(d)(h)	0.16%	—	—	50,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Credit Agricole Corp. & Investment Bank, Agreement dated 02/28/14, maturing value of $200,001,333 (collateralized by U.S. Treasury obligation valued at $204,000,043; 1.13%, 04/30/20)	0.08%	03/03/14	$200,001,333	$200,000,000
Credit Agricole Corp. & Investment Bank, Agreement dated 02/28/14, maturing value of $500,002,500 (collateralized by U.S. Treasury & U.S. Government sponsored agency obligations valued at $510,000,007; 1.13%-2.63%, 09/18/18-11/15/20)	0.06%	03/03/14	500,002,500	500,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 02/28/14, aggregate maturing value of $750,003,125 (collateralized by U.S. Treasury obligations valued at $765,000,004; 0.63%-10.63%, 08/15/15-02/15/43)	0.05%	03/03/14	209,564,408	209,563,535
Credit Suisse Securities (USA) LLC, Open agreement dated 04/25/13, (collateralized by Asset-backed & Mortgage-backed securities valued at $373,847,363; 0%-38.67%, 05/15/24-11/03/51)(d)(h)	0.56%	—	—	340,000,000
Federal Reserve Bank of New York, Agreement dated 02/28/14, maturing value of $250,001,042 (collateralized by U.S. Treasury obligation valued at $250,001,129; 3.88%, 05/15/18)	0.05%	03/03/14	250,001,042	250,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/26/14, maturing value of $368,286,836 (collateralized by Asset-backed securities, Mortgage-backed securities, U.S. Government sponsored agency obligations, Corporate obligations, Sovereign debt & other instruments valued at $402,304,603; 0%-11.75%, 03/19/14-10/01/66)(i)	0.46%	04/28/14	368,286,836	368,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/28/14, maturing value of $305,151,229 (collateralized by Asset-backed securities, Mortgage-backed securities, Corporate obligations & Sovereign debt valued at $333,404,721; 0%-9.00%, 09/01/15-12/29/99)	0.51%	04/04/14	305,151,229	305,000,000
RBC Capital Markets Corp., Joint agreement dated 02/28/14, aggregate maturing value of $750,003,750 (collateralized by U.S. Treasury obligation valued at $765,000,013; 0.63%, 02/15/17)	0.06%	03/03/14	500,002,500	500,000,000
RBC Capital Markets Corp., Joint Term agreement dated 01/31/14, aggregate maturing value of $200,045,000 (collateralized by U.S. Government sponsored agency obligations valued at $204,000,001; 3.50%, 04/01/32-10/20/42)(i)	0.09%	05/01/14	50,011,250	50,000,000
RBC Capital Markets Corp., Term agreement dated 02/03/14, maturing value of $100,068,250 (collateralized by Corporate & Municipal obligations valued at $105,000,000; 0%-8.63%, 03/15/14-08/15/47(d)(i)	0.27%	05/05/14	100,068,250	100,000,000
RBC Capital Markets Corp., Term agreement dated 12/12/13, maturing value of $75,048,750 (collateralized by Corporate obligations valued at $78,750,000; 0.24%-9.63%, 03/17/14-02/01/44)(d)(i)	0.26%	03/12/14	75,048,750	75,000,000
RBC Capital Markets Corp., Term agreement dated 12/18/13, maturing value of $150,097,500 (collateralized by Corporate obligations valued at $157,500,000; 0%-9.50%, 04/17/14-03/01/44)(d)(i)	0.26%	03/18/14	150,097,500	150,000,000
Societe Generale, Agreement dated 02/28/14, maturing value of $250,001,250 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,000; 2.50%-4.50%, 04/01/26-03/01/43)	0.06%	03/03/14	250,001,250	250,000,000
Wells Fargo Securities, LLC, Joint agreement dated 02/28/14, aggregate maturing value of $600,003,000 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $612,000,000; 0%-14.50%, 08/15/14-02/15/44)	0.06%	03/03/14	286,292,707	286,291,276
Total Repurchase Agreements (Cost $3,633,854,811)				3,633,854,811
TOTAL INVESTMENTS(j)(k)–99.99% (Cost $20,842,052,184)				20,842,052,184
OTHER ASSETS LESS LIABILITIES–0.01%				2,670,858
NET ASSETS–100.00%				$20,844,723,042

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation

Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds

RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Short-Term Investments Trust

Liquid Assets Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (“the 1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2014 was $6,758,314,541, which represented 32.42% of the Fund’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2014.
(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 12.3%; Canada: 11.0%; Japan: 10.2%; United Kingdom: 8.6%; Australia: 5.8%; other countries less than 5% each: 13.6%.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2014.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
U.S. Bancorp	5.2%

Portfolio Composition by Maturity

In days, as of 2/28/14

1-7	41.3%
8-30	9.6
31-60	12.2
61-90	10.0
91-180	18.0
181+	8.9

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Short-Term Investments Trust

Schedule of Investments

February 28, 2014

(Unaudited)

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–43.10%(a)

Asset-Backed Securities-Consumer Receivables-0.93%
Barton Capital LLC(c)	0.18%	11/06/14	$30,000	$30,000,000

Asset-Backed Securities–Fully Supported Bank–9.76%
Alpine Securitization Corp. (CEP–Credit Suisse AG)(b)(c)	0.11%	03/12/14	8,000	7,999,731
Alpine Securitization Corp. (CEP–Credit Suisse AG)(b)(c)	0.11%	03/14/14	50,000	49,998,014
Alpine Securitization Corp. (CEP–Credit Suisse AG)(b)(c)	0.11%	03/11/14	13,000	12,999,603
Cancara Asset Securitisation LLC (CEP–Lloyds Bank PLC)(b)(c)	0.14%	04/04/14	12,000	11,998,413
Cancara Asset Securitisation LLC (CEP–Lloyds Bank PLC)(b)(c)	0.14%	04/03/14	25,000	24,996,792
Concord Minutemen Capital Co., LLC Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(c)	0.20%	03/14/14	15,000	14,998,917
Concord Minutemen Capital Co., LLC, Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(c)	0.21%	03/04/14	20,000	19,999,650
Crown Point Capital Co., LLC Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(c)	0.20%	03/14/14	2,000	1,999,856
Crown Point Capital Co., LLC Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(c)	0.21%	03/06/14	5,000	4,999,854
Crown Point Capital Co., LLC Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(c)	0.20%	03/17/14	50,000	49,995,555
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	0.18%	03/03/14	50,000	49,999,500
Govco LLC (CEP–Citibank NA)(c)	0.12%	03/13/14	7,000	6,999,720
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(c)	0.20%	04/01/14	25,000	24,995,694
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(c)	0.20%	03/14/14	5,900	5,899,574
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(c)	0.21%	03/05/14	9,000	8,999,790
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(c)	0.20%	03/11/14	10,000	9,999,445
Manhattan Asset Funding Co., LLC (CEP–Sumitomo Mitsui Financial Group, Inc.)(b)(c)	0.15%	03/19/14	6,000	5,999,550
				312,879,658

Asset-Backed Securities–Multi-Purpose–16.65%
Atlantic Asset Securitization LLC(b)(c)	0.18%	08/06/14	16,000	16,000,000
Atlantic Asset Securitization, LLC(b)(c)	0.12%	03/10/14	40,000	39,998,800
Gemini Securitization Corp., LLC Cost(b)(c)	0.15%	03/07/14	50,000	49,998,750
Nieuw Amsterdam Receivables Corp.(b)(c)	0.14%	03/05/14	100,000	99,998,444
Nieuw Amsterdam Receivables Corp.(b)(c)	0.15%	03/24/14	26,000	25,997,508
Regency Markets No. 1 LLC(b)(c)	0.14%	03/12/14	50,000	49,997,861
Regency Markets No. 1 LLC(b)(c)	0.14%	03/13/14	75,731	75,727,466
Regency Markets No. 1 LLC(b)(c)	0.14%	03/14/14	20,000	19,998,989
Scaldis Capital LLC(b)(c)	0.13%	03/20/14	8,000	7,999,451
Scaldis Capital, LLC(b)(c)	0.12%	03/10/14	80,000	79,997,600
Scaldis Capital, LLC(b)(c)	0.00%	03/17/14	43,000	42,996,942
Versailles Commercial Paper LLC(c)	0.17%	04/04/14	25,000	24,995,986
				533,707,797

Diversified Banks–4.90%
Landesbank Hessen-Thueringen Girozentrale(b)(c)	0.12%	03/13/14	8,000	7,999,680
Lloyds Bank PLC(b)	0.08%	03/05/14	19,000	18,999,842
Natixis US Finance Co., LLC(b)	0.12%	03/05/14	12,000	11,999,840
Societe Generale North America, Inc.(b)	0.09%	03/10/14	18,000	17,999,618
Standard Chartered Bank(b)(c)	0.14%	04/08/14	100,000	99,985,750
				156,984,730

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Life & Health Insurance–1.87%
MetLife Short Term Funding LLC(c)	0.09%	03/05/14	$60,000	$59,999,400

Pharmaceuticals–2.50%
Sanofi Pharmaceuticals(b)(c)	0.07%	03/20/14	80,000	79,997,044

Regional Banks–4.30%
Macquarie Bank Ltd.(b)(c)	0.14%	03/31/14	80,000	79,990,667
Macquarie Bank Ltd.(b)(c)	0.15%	03/31/14	50,000	49,993,750
Sumitomo Mitsui Trust Bank Ltd.(b)(c)	0.14%	03/07/14	8,000	7,999,820
				137,984,237

Specialized Finance–2.19%
Kreditanstalt fur Wiederaufbau(b)(c)	0.09%	03/07/14	27,975	27,974,580
Kreditanstalt fur Wiederaufbau(b)(c)	1.50%	04/04/14	42,215	42,273,250
				70,247,830
Total Commercial Paper (Cost $1,381,800,696)				1,381,800,696

Certificates of Deposit–15.50%
Bank of Montreal(b)	0.09%	03/06/14	100,000	100,000,000
Barclays Bank PLC(b)	0.25%	03/11/14	60,000	60,000,000
Credit Agricole Corporate & Investment Bank(b)	0.11%	03/05/14	50,000	50,000,000
Nordea Bank(b)	0.05%	03/06/14	100,000	100,000,000
Norinchukin Bank (The)(b)	0.17%	03/17/14	30,000	30,000,000
Oversea-Chinese Banking Corp., Ltd.(b)	0.24%	03/04/14	25,000	25,000,145
Swedbank AB(b)	0.06%	03/04/14	15,000	15,000,000
Swedbank AB(b)	0.07%	03/04/14	17,000	17,000,000
Toronto-Dominion Bank(b)	0.11%	03/03/14	50,000	50,000,000
Toronto-Dominion Bank(b)	0.12%	03/03/14	50,000	50,000,000
Total Certificates of Deposit (Cost $497,000,145)				497,000,145

Variable Rate Demand Notes–8.29%(d)
Credit Enhanced–8.29%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.16%	06/01/29	2,355	2,355,000
Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(c)(e)	0.05%	10/01/25	3,000	3,000,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(e)	0.14%	12/01/28	2,600	2,600,000
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(e)	0.04%	11/01/40	5,860	5,860,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(e)	0.03%	01/01/33	2,015	2,015,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2007, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.03%	06/01/37	5,000	5,000,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(e)	0.03%	03/01/34	1,800	1,800,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.03%	04/01/38	27,200	27,200,000
Franklin (County of), Ohio (Doctors Ohio Health Corp.); Sub. Series 1998 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(e)	0.03%	12/01/28	5,450	5,450,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(e)	0.03%	03/01/30	1,800	1,800,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.03%	04/01/38	8,600	8,600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.04%	01/01/16	$5,795	$5,795,000
Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.04%	08/01/28	11,530	11,530,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.03%	02/01/24	5,700	5,700,000
Indiana (State of) Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.04%	02/01/39	3,700	3,700,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank N.A.)(e)	0.03%	09/01/48	5,000	5,000,000
Jacksonville (City of), Florida Housing Finance Authority (St. Augustine Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.03%	07/15/33	3,830	3,830,000
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(e)	0.02%	10/01/38	2,390	2,390,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.04%	10/15/38	16,399	16,399,000
Minnetonka (City of), Minnesota (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.03%	11/15/31	4,000	4,000,000
Monmouth (City of), Illinois (Monmouth College); Series 2005, VRD IDR (LOC–PNC Bank, N.A.)(e)	0.05%	06/01/35	5,440	5,440,000
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds Bank PLC)(b)(e)	0.05%	07/01/38	935	935,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.03%	02/15/34	3,695	3,695,000
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(e)	0.04%	01/01/18	5,600	5,600,000
New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.04%	01/01/24	14,000	14,000,000
New York (State of) Long Island Power Authority; Series 2012 D, VRD Electric System General RB (LOC–TD Bank, N.A.)(e)	0.02%	12/01/29	43,600	43,600,000
Newport (City of) (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(e)	0.04%	04/01/32	1,610	1,610,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.06%	09/01/27	2,815	2,815,000
Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(e)	0.05%	06/01/23	5,500	5,500,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.07%	10/15/38	1,600	1,600,000
Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Barclays Bank PLC)(b)(e)	0.03%	12/01/38	15,000	15,000,000
Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC–Canadian Imperial Bank of Commerce)(b)(e)	0.04%	03/01/36	11,000	11,000,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(e)	0.03%	11/01/29	1,800	1,800,000
St. Louis (County of), Missouri Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.03%	04/15/27	9,170	9,170,000
Washington (State of) Housing Finance Commission (Bertschi School); Series 2006, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(e)	0.03%	06/01/35	5,525	5,525,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.04%	12/01/36	6,400	6,400,000
Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.04%	03/01/36	5,800	5,800,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.05%	05/01/30	2,415	2,415,000
Total Variable Rate Demand Notes (Cost $265,929,000)				265,929,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–0.41%
Overseas Private Investment Corp. (OPIC)–0.41%
Unsec. VRD COP Bonds(d) (Cost $13,000,000)	0.12%	05/15/30	$13,000	$13,000,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–67.30% (Cost $2,157,729,841)				2,157,729,841

			Repurchase Amount
Repurchase Agreements–32.67%(f)
Credit Agricole Corp. & Investment Bank, Agreement dated 02/28/14, maturing value of $250,001,250 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,001; 3.00%-4.00%, 02/01/27-10/01/42)	0.06%	03/03/14	250,001,250	250,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 02/28/14, aggregate maturing value of $750,003,125 (collateralized by U.S. Treasury obligations valued at $765,000,004; 0.63%-10.63%, 08/15/15-02/15/43)	0.05%	03/03/14	127,506,506	127,505,975
ING Financial Markets, LLC, Joint agreement dated 02/28/14, aggregate maturing value $550,002,750 (collateralized by U.S. Government sponsored agency obligations valued at $561,000,090; 2.04%-4.50%, 06/01/25-09/01/43)	0.06%	03/03/14	200,001,000	200,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/26/14, maturing value $55,042,869 (collateralized by Asset-backed securities obligations, Mortgage-backed securities obligations, U.S. Government sponsored agency obligations, Sovereign debt & Municipal obligations valued at $59,843,220; 0%-10.80%, 02/01/15-11/25/52(g)	0.46%	04/28/14	55,042,869	55,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/28/14, maturing value $25,019,167 (collateralized by Asset-backed & Mortgaged backed securities valued at $27,500,000; 0%-6.39%, 01/01/32-12/28/38)	0.46%	04/29/14	25,019,167	25,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/28/14, maturing value $45,022,313 (collateralized by Asset-backed securities, Mortgage-backed securities, Corporate obligations & Sovereign debt valued at $49,087,701; 0%-11.75%, 02/15/15-04/25/52)	0.51%	04/04/14	45,022,313	45,000,000
RBC Capital Markets Corp., Joint Term agreement dated 01/31/14, aggregate maturing value $200,045,000 (collateralized by U.S. Government sponsored agency obligations valued at $204,000,001; 3.50%, 04/01/32-10/20/42)(b)(g)	0.09%	05/01/14	100,022,500	100,000,000
RBC Capital Markets Corp., Term agreement dated 02/03/14, maturing value $50,034,125 (collateralized by Corporate & Municipal obligations valued at $52,500,000; 0%-8.36%, 06/01/15-04/01/49)(b)	0.27%	05/05/14	50,034,125	50,000,000
RBC Capital Markets Corp., Term agreement dated 12/12/13, maturing value $95,061,750 (collateralized by Corporate obligations valued at $99,750,000; 0.42%-9.63%, 10/31/14-12/15/43)(b)	26.00%	03/12/14	95,061,750	95,000,000
Wells Fargo Securities, LLC, Term agreement dated 02/07/14, maturing value of $100,049,167 (collateralized by Asset-backed securities, Mortgage-backed securities, Corporate obligations, Sovereign debt & other instruments valued at $104,577,713; 0%-8.88%, 03/05/14-12/15/43)	0.30%	04/07/14	100,049,167	100,000,000
Total Repurchase Agreements (Cost $1,047,505,975)				1,047,505,975
TOTAL INVESTMENTS(h)(i)–99.97% (Cost $3,205,235,816)				3,205,235,816
OTHER ASSETS LESS LIABILITIES–0.03%				968,729
NET ASSETS–100.00%				$3,206,204,545

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Short-Term Investments Trust

STIC Prime Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 11.1%; France: 10.8%; Japan: 6.9; United Kingdom: 14.3; other countries less than 5% each: 16.9%.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2014 was $1,335,801,396, which represented 41.66% of the Fund’s Net Assets.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2014.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1I.
(g)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(h)	Also represents cost for federal income tax purposes.
(i)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

Portfolio Composition by Maturity

In days, as of 2/28/14

1-7	62.3%
8-30	20.6
31-60	17.1

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Short-Term Investments Trust

Schedule of Investments

February 28, 2014

(Unaudited)

Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–55.36%
U.S. Treasury Bills–45.66%(a)
U.S. Treasury Bills	0.05%	04/03/14	$250,000	$249,989,687
U.S. Treasury Bills	0.07%	04/03/14	750,000	749,955,312
U.S. Treasury Bills	0.06%	04/10/14	260,000	259,983,245
U.S. Treasury Bills	0.07%	04/10/14	750,000	749,945,833
U.S. Treasury Bills	0.13%	04/10/14	250,000	249,965,278
U.S. Treasury Bills	0.04%	04/17/14	750,000	749,963,281
U.S. Treasury Bills	0.16%	04/17/14	250,000	249,949,410
U.S. Treasury Bills	0.04%	04/24/14	500,000	499,969,626
U.S. Treasury Bills	0.07%	04/24/14	250,000	249,974,688
U.S. Treasury Bills	0.08%	04/24/14	300,000	299,966,250
U.S. Treasury Bills	0.05%	05/01/14	700,000	699,940,694
U.S. Treasury Bills	0.07%	05/01/14	300,000	299,963,146
U.S. Treasury Bills	0.09%	05/01/14	300,000	299,954,250
U.S. Treasury Bills	0.08%	05/08/14	350,000	349,946,639
U.S. Treasury Bills	0.10%	05/15/14	300,000	299,940,625
U.S. Treasury Bills	0.10%	05/22/14	350,000	349,922,270
U.S. Treasury Bills	0.10%	05/29/14	350,000	349,913,472
U.S. Treasury Bills	0.10%	06/05/14	250,000	249,931,334
U.S. Treasury Bills	0.07%	06/19/14	200,000	199,955,694
U.S. Treasury Bills	0.09%	07/03/14	350,000	349,891,500
U.S. Treasury Bills	0.09%	07/10/14	300,000	299,907,209
U.S. Treasury Bills	0.06%	07/17/14	300,000	299,928,126
U.S. Treasury Bills	0.06%	07/24/14	250,000	249,939,583
				8,608,797,152

U.S. Treasury Notes–9.70%
U.S. Treasury Notes	1.25%	04/15/14	925,000	926,348,773
U.S. Treasury Notes	0.25%	04/30/14	438,000	438,130,892
U.S. Treasury Notes	1.88%	04/30/14	212,000	212,636,928
U.S. Treasury Notes	2.25%	05/31/14	250,000	251,357,635
				1,828,474,228
Total U.S. Treasury Securities (Cost $10,437,271,380)				10,437,271,380
TOTAL INVESTMENTS (excluding Repurchase Agreements)–55.36% (Cost $10,437,271,380)				10,437,271,380

			Repurchase Amount
Repurchase Agreements–44.61%(b)
Barclays Capital Inc., Agreement dated 02/28/14, maturing value of $200,000,833 (collateralized by U.S. Treasury obligation valued at $204,000,007; 0.63%, 11/30/17)	0.05%	03/03/14	200,000,833	200,000,000
Barclays Capital Inc., Term agreement dated 02/24/14, maturing value of $300,015,000 (collateralized by U.S. Treasury obligations valued at $306,000,050; 0.25%-2.75%, 04/15/15-08/31/19)	0.05%	04/01/14	300,015,000	300,000,000
BNP Paribas Securities Corp., Agreement dated 02/28/14, maturing value $294,001,225 (collateralized by U.S. Treasury obligations valued at $299,880,074; 0.63%-1.00%, 08/31/17-11/30/19)	0.05%	03/03/14	294,001,225	294,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
BNP Paribas Securities Corp., Term agreement dated 02/12/14, maturing value $1,000,038,889 (collateralized by U.S. Treasury obligations valued at $1,020,000,043; 0.13%-4.00%, 07/31/14-08/15/20)(c)	0.04%	03/19/14	$1,000,038,889	$1,000,000,000
CIBC World Markets Corp., Agreement dated 02/28/14, maturing value of $100,000,417 (collateralized by U.S. Treasury obligations valued at $102,002,703; 0.25%-3.75%, 12/31/15-02/15/44)	0.05%	03/03/14	100,000,417	100,000,000
Citigroup Global Markets Inc., Agreement dated 02/28/14, maturing value of $500,002,083 (collateralized by U.S. Treasury obligations valued at $510,000,001; 0%-4.25%, 04/15/14-05/15/43)	0.05%	03/03/14	500,002,083	500,000,000
Citigroup Global Markets Inc., Open agreement dated 02/03/14 (collateralized by U.S. Treasury obligations valued at $510,000,011; 0%-6.00%, 05/22/14-02/15/29)(d)	0.03%	—	—	500,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 02/28/14, aggregate maturing value of $750,003,125 (collateralized by U.S. Treasury obligations valued at $765,000,004; 0.63%-10.63%, 08/15/15-02/15/43)	0.05%	03/03/14	52,544,143	52,543,924
Deutsche Bank Securities Inc., Term agreement dated 01/06/14, maturing value of $500,075,833 (collateralized by U.S. Treasury obligations valued at $510,000,001; 0%-8.50%, 06/26/14-08/15/39)(c)	0.06%	04/07/14	500,075,833	500,000,000
Federal Reserve Bank of New York, Agreement dated 02/28/14, maturing value of $900,003,750 (collateralized by U.S. Treasury obligations valued at $900,003,859; 3.00%-3.88%, 05/15/18-05/15/42)	0.05%	03/03/14	900,003,750	900,000,000
Goldman, Sachs & Co., Joint term agreement dated 02/18/14, aggregate maturing value of $1,100,045,833 (collateralized by U.S. Treasury obligations valued at $1,122,000,012; 0.13%-2.38%, 04/15/16-01/15/26)(c)	0.05%	03/20/14	750,031,250	750,000,000
HSBC Securities (USA) Inc., Agreement dated 02/28/14, maturing value of $200,000,833 (collateralized by U.S. Treasury obligations valued at $204,000,987; 1.38%-8.00%, 12/31/14-11/15/21)	0.05%	03/03/14	200,000,833	200,000,000
HSBC Securities (USA) Inc., Joint term agreement dated 02/25/14, aggregate maturing value of $1,000,007,778 (collateralized by U.S. Treasury obligations valued at $1,020,001,335; 0.25%-5.13%, 06/30/14-11/15/43)(c)	0.04%	03/04/14	650,005,056	650,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Agreement dated 02/28/14, maturing value $95,284,622 (collateralized by U.S. Treasury obligation valued at $97,190,064; 1.00%, 09/30/19)	0.04%	03/03/14	95,284,622	95,284,304
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/25/14, maturing value $600,003,500 (collateralized by U.S. Treasury obligations valued at $612,000,047; 0%-7.25%, 03/13/14-08/15/22)(c)	0.03%	03/04/14	600,003,500	600,000,000
Morgan Stanley, Agreement dated 02/28/14, maturing value $200,000,833 (collateralized by U.S. Treasury obligations valued at $204,000,009; 1.38%-4.13%, 05/15/15-05/15/18)	0.05%	03/03/14	200,000,833	200,000,000
RBC Capital Markets Corp., Term agreement dated 01/31/14, maturing value $750,093,750 (collateralized by U.S. Treasury obligations valued at $765,000,025; 0%-11.25%, 03/06/14-02/15/44)(c)	0.05%	05/01/14	750,093,750	750,000,000
Societe Generale, Agreement dated 02/28/14, maturing value of $494,002,058 (collateralized by U.S. Treasury obligation valued at $503,880,009; 1.25%, 07/15/20)	0.05%	03/03/14	494,002,058	494,000,000
Wells Fargo Securities, LLC, Agreement dated 02/28/14, maturing value $325,001,354 (collateralized by U.S. Treasury obligations valued at $331,500,040; 0%-8.75%, 04/15/14-11/15/43)	0.05%	03/03/14	325,001,354	325,000,000
Total Repurchase Agreements (Cost $8,410,828,228)				8,410,828,228
TOTAL INVESTMENTS(e)–99.97% (Cost $18,848,099,608)				18,848,099,608
OTHER ASSETS LESS LIABILITIES–0.03%				6,583,194
NET ASSETS–100.00%				$18,854,682,802

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Short-Term Investments Trust

Treasury Portfolio

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Principal amount equals value at period end. See Note 1I.
(c)	The Fund may demand payment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(d)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(e)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/14

1-7	43.0%
8-30	0.0
31-60	29.4
61-90	17.5
91-180	10.1
181+	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Short-Term Investments Trust

Schedule of Investments

February 28, 2014

(Unaudited)

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–48.97%
Federal Farm Credit Bank (FFCB)–5.67%
Unsec. Disc. Notes(a)	0.10%	05/02/14	$25,000	$24,995,695
Unsec. Disc. Notes(a)	0.08%	06/03/14	50,000	49,989,556
Unsec. Disc. Notes(a)	0.13%	07/23/14	20,000	19,989,600
Unsec. Disc. Notes(a)	0.14%	07/25/14	49,000	48,972,179
Unsec. Disc. Notes(a)	0.14%	08/20/14	60,000	59,959,867
Unsec. Notes(b)	0.08%	09/16/14	50,000	49,994,480
Unsec. Notes(b)	0.09%	10/28/14	25,000	24,998,305
Unsec. Notes(b)	0.11%	11/24/14	25,000	25,001,005
Unsec. Notes(b)	0.13%	01/13/15	70,000	69,993,901
				373,894,588

Federal Home Loan Bank (FHLB)–29.41%
Unsec. Bonds	0.13%	04/11/14	50,000	49,997,487
Unsec. Bonds	0.14%	05/22/14	75,000	75,000,159
Unsec. Bonds	0.15%	10/09/14	50,000	49,998,734
Unsec. Bonds	0.13%	10/30/14	50,000	49,992,787
Unsec. Disc. Notes(a)	0.09%	04/02/14	122,850	122,840,718
Unsec. Disc. Notes(a)	0.09%	04/04/14	75,000	74,993,625
Unsec. Disc. Notes(a)	0.10%	04/04/14	135,000	134,987,420
Unsec. Disc. Notes(a)	0.09%	04/09/14	50,000	49,995,125
Unsec. Disc. Notes(a)	0.11%	04/09/14	75,000	74,991,469
Unsec. Disc. Notes(a)	0.09%	04/11/14	86,578	86,569,126
Unsec. Disc. Notes(a)	0.11%	04/11/14	60,500	60,492,765
Unsec. Disc. Notes(a)	0.07%	04/25/14	50,000	49,994,653
Unsec. Disc. Notes(a)	0.08%	04/30/14	75,000	74,990,625
Unsec. Disc. Notes(a)	0.10%	05/02/14	50,000	49,991,389
Unsec. Disc. Notes(a)	0.12%	07/02/14	75,000	74,969,250
Unsec. Disc. Notes(a)	0.13%	07/07/14	50,000	49,976,889
Unsec. Disc. Notes(a)	0.11%	08/01/14	56,280	56,254,885
Unsec. Global Bonds	0.06%	04/02/14	70,000	69,998,249
Unsec. Global Notes(b)	0.14%	04/04/14	80,000	79,998,865
Unsec. Global Notes(b)	0.10%	04/25/14	125,000	125,000,841
Unsec. Global Notes(b)	0.09%	04/28/14	60,000	60,000,000
Unsec. Global Notes(b)	0.10%	05/01/14	75,000	75,000,099
Unsec. Global Notes(b)	0.11%	05/27/14	39,500	39,502,099
Unsec. Global Notes(b)	0.14%	06/16/14	50,000	50,000,000
Unsec. Global Notes(b)	0.10%	08/12/14	80,000	80,000,000
Unsec. Global Notes(b)	0.20%	08/19/15	50,000	49,985,124
Unsec. Global Notes(b)	0.00%	09/08/15	75,000	74,982,848
Unsec. Notes(b)	0.11%	10/22/14	50,000	50,000,000
				1,940,505,231

Federal Home Loan Mortgage Corp. (FHLMC)–9.00%
Unsec. Disc. Notes(a)	0.05%	04/14/14	74,616	74,611,440
Unsec. Disc. Notes(a)	0.11%	04/14/14	75,000	74,990,375

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Mortgage Corp. (FHLMC)–(continued)
Unsec. Disc. Notes(a)	0.10%	04/21/14	$75,000	$74,989,375
Unsec. Disc. Notes(a)	0.09%	04/28/14	50,000	49,992,508
Unsec. Disc. Notes(a)	0.11%	05/22/14	65,000	64,983,714
Unsec. Disc. Notes(a)	0.09%	06/18/14	50,000	49,986,375
Unsec. Disc. Notes(a)	0.08%	07/14/14	55,000	54,983,294
Unsec. Disc. Notes(a)	0.15%	10/06/14	50,000	49,953,158
Unsec. Disc. Notes(a)	0.17%	01/06/15	50,000	49,926,570
Unsec. Global Bonds	0.75%	11/25/14	49,427	49,644,799
				594,061,608

Federal National Mortgage Association (FNMA)–3.57%
Unsec. Disc. Notes(a)	0.12%	09/15/14	50,000	49,967,000
Unsec. Disc. Notes(a)	0.12%	09/16/14	50,000	49,966,833
Unsec. Global Bonds	0.88%	08/28/14	75,000	75,279,824
Unsec. Global Notes(b)	0.13%	06/20/14	60,398	60,407,932
				235,621,589

Overseas Private Investment Corp. (OPIC)–1.32%
Gtd. VRD COP Bonds(c)	0.12%	07/15/25	37,000	37,000,000
Gtd. VRD COP Bonds(c)	0.12%	07/09/26	50,000	50,000,000
				87,000,000
Total U.S. Government Sponsored Agency Securities (Cost $3,231,083,016)				3,231,083,016
TOTAL INVESTMENTS (excluding Repurchase Agreements)—48.97% (Cost $3,231,083,016)				3,231,083,016

			Repurchase Amount
Repurchase Agreements–52.17%(d)
Barclays Capital Inc., Joint term agreement dated 02/28/14, aggregate maturing value $400,003,889 (collateralized by U.S. Government sponsored agency obligations valued at $408,001,043; 0%-4.70%, 10/09/19-07/15/33)(e)	0.05%	03/07/14	300,002,917	300,000,000
BMO Capital Markets Corp., Joint agreement date 02/28/14, aggregate maturing value of $250,001,250 (collateralized by U.S. Government sponsored & U.S. Treasury obligations valued at $255,000,583; 0%-10.70%, 03/13/14-11/15/43)	0.06%	03/03/14	100,000,500	100,000,000
BNP Paribas Securities Corp., Term agreement dated 02/12/14, maturing value $300,011,667 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,747; 0%-6.75%, 04/23/14-06/22/35)(e)	0.04%	03/19/14	300,011,667	300,000,000
Citigroup Global Markets Inc., Joint agreement dated 02/28/14, aggregate maturing value $250,001,250 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $255,000,001; 0%-6.24%, 04/15/14-07/15/45)	0.06%	03/03/14	200,001,000	200,000,000
Citigroup Global Markets Inc., Joint open agreement dated 02/03/14 (collateralized by U.S. Treasury obligations valued at $255,000,099; 0.25%-9.88%, 11/30/14-07/15/23)(f)	0.04%	—	—	200,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 02/28/14, aggregate maturing value of $750,003,125 (collateralized by U.S. Treasury obligations valued at $765,000,004; 0.63%-10.63%, 08/15/15-02/15/43)	0.05%	03/03/14	142,211,497	142,210,904
Deutsche Bank Securities Inc., Joint agreement dated 02/28/14, aggregate maturing value of $400,001,667 (collateralized by U.S. Treasury obligations valued at $408,000,017; 0.13%-3.88%, 08/31/14-08/15/40)	0.05%	03/03/14	200,000,834	200,000,000
Deutsche Bank Securities Inc., Joint term agreement dated 01/06/14, aggregate maturing value of $350,061,931 (collateralized by U.S. Government sponsored agency obligations valued at $357,000,315; 0%-9.80%, 04/11/14-04/17/36)(e)	0.07%	04/07/14	300,053,084	300,000,000
Federal Reserve Bank of New York, Agreement dated 02/28/14, maturing value of $600,002,500 (collateralized by U.S. Treasury obligation valued at $600,002,553; 3.88%, 05/15/18)	0.05%	03/03/14	600,002,500	600,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Goldman, Sachs & Co., Joint term agreement dated 02/28/14, aggregate maturing value of $1,100,045,833 (collateralized by U.S. Treasury obligations valued at $1,122,000,012; 0.13%-2.38%, 04/15/16-01/15/26)(e)	0.05%	03/20/14	$300,012,500	$300,000,000
HSBC Securities (USA) Inc., Joint term agreement dated 02/25/14, aggregate maturing value of $1,000,007,778 (collateralized by U.S. Treasury obligations valued at $1,020,001,335; 0.25%-5.13%, 06/30/14-11/15/43)(e)	0.04%	03/04/14	300,002,333	300,000,000
ING Financial Markets, LLC, Agreement dated 02/28/14, maturing value $200,000,833 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $204,004,361; 0.00%-6.38%, 03/14/14-02/15/44)	0.05%	03/03/14	200,000,833	200,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Joint term agreement dated 02/25/14, aggregate maturing value $350,002,042 (collateralized by U.S. Government sponsored & U.S. Treasury obligations valued at $357,000,016; 0.00%-6.25%, 03/15/14-09/15/39)(e)	0.03%	03/04/14	300,001,750	300,000,000
Total Repurchase Agreements (Cost $3,442,210,904)				3,442,210,904
TOTAL INVESTMENTS(g)–101.14% (Cost $6,673,293,920)				6,673,293,920
OTHER ASSETS LESS LIABILITIES–(1.14)%				(75,354,897)
NET ASSETS–100.00%				$6,597,939,023

Investment Abbreviations:

COP	– Certificates of Participation
Disc.	– Discounted
Gtd.	– Guaranteed
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2014.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2014.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(g)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/14

1-7	52.9%
8-30	0.0
31-60	19.7
61-90	6.1
91-180	9.8
181+	11.5

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Short-Term Investments Trust

Schedule of Investments

February 28, 2014

(Unaudited)

Government TaxAdvantage Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–92.24%
Federal Farm Credit Bank (FFCB)–39.09%
Disc. Notes(a)	0.08%	04/01/14	$5,000	$4,999,655
Disc. Notes(a)	0.11%	07/14/14	10,000	9,995,875
Disc. Notes(a)	0.07%	07/10/14	10,000	9,997,453
Disc. Notes(a)	0.13%	07/23/14	5,000	4,997,400
Unsec. Bonds(b)	0.10%	04/17/14	11,300	11,300,633
Unsec. Disc. Notes(a)	0.01%	03/03/14	50,065	50,064,624
Unsec. Notes(b)	0.13%	01/13/15	10,000	9,999,129
				101,354,769

Federal Home Loan Bank (FHLB)–33.86%
Unsec. Disc. Notes(a)	0.10%	04/09/14	5,400	5,399,415
Unsec. Disc. Notes(a)	0.10%	04/16/14	7,200	7,199,126
Unsec. Disc. Notes(a)	0.10%	05/02/14	5,000	4,999,139
Unsec. Disc. Notes(a)	0.10%	05/07/14	5,000	4,999,042
Unsec. Disc. Notes(a)	0.11%	05/14/14	5,000	4,998,869
Unsec. Disc. Notes(a)	0.11%	05/16/14	5,200	5,198,792
Unsec. Disc. Notes(a)	0.07%	05/21/14	10,000	9,998,425
Unsec. Disc. Notes(a)	0.12%	05/23/14	5,000	4,998,617
Unsec. Disc. Notes(a)	0.06%	05/30/14	10,000	9,998,475
Unsec. Disc. Notes(a)	0.13%	05/30/14	5,000	4,998,412
Unsec. Global Bonds	0.06%	03/20/14	15,000	14,999,879
Unsec. Global Bonds(b)	0.10%	04/25/14	10,000	10,000,000
				87,788,191

Tennessee Valley Authority (TVA)–19.29%
Sr. Unsec. Disc. Notes(a)	0.03%	03/06/14	50,000	49,999,827
Total U.S. Government Sponsored Agency Securities (Cost $239,142,787)				239,142,787

U.S. Treasury Notes–7.74%
U.S. Treasury Notes	0.25%	04/30/14	10,000	10,003,309
U.S. Treasury Notes	0.25%	06/30/14	5,000	5,002,917
U.S. Treasury Notes	2.38%	08/31/14	5,000	5,056,636
Total U.S. Treasury Securities (Cost $20,062,862)				20,062,862
TOTAL INVESTMENTS(c)–99.98% (Cost $259,205,649)				259,205,649
OTHER ASSETS LESS LIABILITIES–0.02%				42,773
NET ASSETS–100.00%				$259,248,422

Investment Abbreviations:

Disc.	– Discounted
Sr.	– Senior
Unsec.	– Unsecured

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Short-Term Investments Trust

Government TaxAdvantage Portfolio

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2014.
(c)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/14

1-7	38.6%
8-30	5.8
31-60	15.0
61-90	17.4
91-180	17.4
181+	5.8

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Short-Term Investments Trust

Schedule of Investments

February 28, 2014

(Unaudited)

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–99.69%
Alabama–0.39%
Tuscaloosa (County of) Industrial Development Authority (Hunt Refining Co.); Series 2011 J, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.04%	04/01/28	$3,000	$3,000,000

Arizona–2.10%
Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.06%	12/01/37	12,935	12,935,000
Sierra Vista (City of) Industrial Development Authority (Mountain Steppes Apartments); Series 2001A, Ref. VRD MFH RB (CEP–FNMA)(a)	0.03%	06/15/31	3,345	3,345,000
				16,280,000

California–0.26%
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009 C, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.02%	11/01/38	2,000	2,000,000

Colorado–3.26%
Colorado (State of) Educational & Cultural Facilities Authority (Caldwell Academy); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.04%	06/01/33	8,285	8,285,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.14%	07/01/34	1,825	1,825,000
Colorado (State of) Housing & Finance Authority (Winridge Apartments); Series 1998, Ref. VRD MFH RB (CEP–FNMA)(a)	0.04%	02/15/28	2,000	2,000,000
Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.16%	03/01/17	7,100	7,100,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)	0.04%	07/01/21	4,090	4,090,000
Pueblo (County of) (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	12/01/23	2,010	2,010,000
				25,310,000

District of Columbia–0.31%
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.20%	01/01/29	2,400	2,400,000

Florida–2.45%
JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB(a)(d)(e)	0.05%	04/01/17	2,275	2,275,000
Marion (County of) Housing Finance Authority (Paddock Park Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.03%	10/15/32	1,125	1,125,000
Orlando & Orange (Counties of) Expressway Authority; Subseries 2008 B-1, Ref. VRD RB (LOC–Bank of Montreal)(a)(b)(c)	0.03%	07/01/40	15,600	15,600,000
				19,000,000

Georgia–0.53%
Gwinnett (County of) Housing Authority (The Greens Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)	0.05%	06/15/25	4,100	4,100,000

Illinois–8.73%
Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.03%	03/01/30	14,845	14,845,000
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris N.A.)(a)(b)	0.03%	02/01/42	12,400	12,400,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.04%	01/01/16	190	190,000
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club and Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.14%	08/01/30	4,700	4,700,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Newberry Library); Series 1988, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.04%	03/01/28	$800	$800,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008-B, VRD RB(a)	0.03%	12/01/46	5,700	5,700,000
Illinois (State of) Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.06%	03/01/22	5,000	5,000,000
Illinois (State of) Finance Authority (St. Ignatius College Prep.); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.04%	06/01/32	1,500	1,500,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.04%	01/01/37	5,820	5,820,000
Illinois (State of) Finance Authority (Uhlich Children’s Advantage); Series 2006, VRD RB (LOC–U.S. Bank N.A.)(a)(b)	0.06%	05/01/36	4,605	4,605,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–BMO Harris N.A.)(a)(b)	0.06%	10/01/33	4,000	4,000,000
University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.04%	01/15/22	8,120	8,120,000
				67,680,000

Indiana–5.54%
Fort Wayne (City of) (University of Saint Francis); Series 2008, VRD Economic Development RB (LOC–JPMorgan Chase Bank N.A.)(a)(b)	0.05%	08/01/28	1,600	1,600,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.14%	08/01/37	2,300	2,300,000
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 C, VRD Midwestern Disaster Relief RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.03%	06/01/40	5,100	5,100,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group); Series 2008 I, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.03%	11/01/37	18,260	18,260,000
Indiana (State of) Health Facility Financing Authority (Stone Belt Arc, Inc.); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.14%	02/01/25	1,655	1,655,000
Indianapolis (City of) (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)(a)	0.04%	05/15/38	14,000	14,000,000
				42,915,000

Iowa–0.79%
Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)(a)	0.04%	05/01/31	2,000	2,000,000
Iowa (State of) Higher Education Loan Authority (Private Education Working Capital Loan Program-Morningside College); Series 2013 C, RAN (LOC–U.S. Bank N.A.)(b)	2.00%	05/15/14	2,000	2,007,170
Polk (County of); Series 2013 B, Unlimited Tax GO Bonds	2.25%	06/01/14	2,095	2,105,553
				6,112,723

Kansas–1.42%
Kansas (State of) Development Finance Authority (Chesapeake Apartments JV GP LLC); Series 2000 M, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.03%	07/01/30	5,500	5,500,000
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)(d)	0.03%	03/01/31	3,500	3,500,000
Wichita (City of); Series 2011 D, Ref. Unlimited Tax GO Bonds	4.00%	09/01/14	2,000	2,038,146
				11,038,146

Kentucky–3.20%
Warren (County of) (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.05%	06/01/30	24,800	24,800,000

Maryland–2.02%
Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	07/01/32	4,760	4,760,000
Maryland (State of) Health & Higher Educational Facilities Authority (The Chimes, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	07/01/33	4,845	4,845,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–(continued)
Montgomery (County of); Series 2006 A, Consolidated Public Improvement Unlimited Tax GO Bonds	5.00%	05/01/14	$6,000	$6,048,007
				15,653,007

Massachusetts–1.45%
University of Massachusetts Building Authority; Series 2013 B-1,Commercial Paper Notes	0.10%	04/03/14	11,250	11,250,000

Michigan–5.82%
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-2, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.04%	10/15/30	14,715	14,715,000
Michigan (State of) State Building Authority (Facilities Program); Series 2007 I, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.03%	10/15/42	20,285	20,285,000
Southfield (City of) Economic Development Corp. (Lawrence Technological University); Series 2000, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.04%	02/01/35	4,215	4,215,000
West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.05%	04/01/22	5,935	5,935,000
				45,150,000

Minnesota–1.84%
Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.04%	04/01/37	5,835	5,835,000
St. Paul (City of) Port Authority; Series 2014-1, Ref. Unlimited Tax GO Bonds	2.00%	03/01/15	750	763,328
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, LP); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.04%	10/01/33	7,675	7,675,000
				14,273,328

Mississippi–0.13%
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone IDR(a)	0.04%	12/01/30	1,000	1,000,000

Missouri–4.34%
Independence (City of) Industrial Development Authority (The Groves & Graceland College Nursing Arts Center); Series 1997 A, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.20%	11/01/27	1,725	1,725,000
St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.06%	12/01/27	14,500	14,500,000
St. Joseph (City of), Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(a)(b)(c)	0.04%	11/15/43	17,400	17,400,000
				33,625,000

New Hampshire–2.70%
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.04%	01/01/18	6,000	6,000,000
New Hampshire (State of) Health & Education Facilities Authority (Exeter Hospital Obligated Group); Series 2003, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.03%	10/01/33	14,030	14,030,000
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.03%	09/01/37	900	900,000
				20,930,000

New Jersey–1.55%
New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.04%	01/01/24	12,000	12,000,000

New York–1.61%
Metropolitan Transportation Authority; Subseries 2008 A-2, Ref. VRD RB (LOC–Bank of Tokyo Mitsubishi UFJ, Ltd. (The))(a)(b)(c)	0.03%	11/01/31	3,455	3,455,000
New York (State of) Housing Finance Agency (Clinton Park Housing); Series 2010 A, VRD RB (CEP–FHLMC)(a)	0.03%	11/01/44	8,000	8,000,000
New York (State of) Housing Finance Agency (Maestro West Chelsea Housing); Series 2013 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.03%	11/01/47	1,000	1,000,000
				12,455,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–6.04%
Cambridge (City of) (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC–PNC Bank, N.A.)(a)(b)	0.04%	12/01/21	$8,030	$8,030,000
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(a)(b)	0.04%	11/01/40	5,000	5,000,000
Cleveland (City of) & Cuyahoga (County of) Port Authority (Carnegie/89th Garage & Service Center, LLC); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.04%	01/01/37	33,780	33,780,000
				46,810,000

Oregon–0.99%
Clackamas (County of) Hospital Facility Authority (Legacy Health System); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	06/01/37	7,700	7,700,000

Pennsylvania–13.65%
Beaver (County of) Industrial Development Authority (Metropolitan Edison Co.); Series 2005 A, Ref. VRD PCR (LOC–Bank of Nova Scotia)(a)(b)(c)	0.04%	07/15/21	8,500	8,500,000
Emmaus (City of) General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	03/01/30	10,000	10,000,000
Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Sr. Health & Housing Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.06%	09/01/18	2,025	2,025,000
Lancaster (County of) Industrial Development Authority (Willow Valley Retirement Community); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	12/01/39	10,000	10,000,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.05%	10/15/25	7,080	7,080,000
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds Bank PLC)(a)(b)(c)	0.05%	07/01/38	36,005	36,005,000
Pennsylvania (State of) Economic Development Financing Authority (Moosic Realty Partners, L.P.); Series 2010 A-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.05%	04/01/20	1,700	1,700,000
Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Barclays Bank PLC)(a)(b)(c)	0.03%	12/01/38	18,450	18,450,000
Quakertown (Borough of) General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.04%	07/01/26	5,270	5,270,000
Westmoreland (County of) Industrial Development Authority (Greensburg Thermal, LLC); Series 2005 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.05%	12/01/24	6,750	6,750,000
				105,780,000

Rhode Island–3.22%
Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 B, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.06%	09/01/37	24,945	24,945,000

South Carolina–4.16%
South Carolina (State of) Jobs-Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.03%	11/01/32	32,235	32,235,000

Tennessee–1.99%
Hamilton (County of); Series 2013 A, Unlimited Tax GO Bonds	3.00%	03/01/14	4,045	4,045,206
Jackson (City of) Health, Educational & Housing Facility Board (Post House North Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.03%	05/15/31	1,375	1,375,000
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Vanderbilt University); Series 2013 A, Commercial Paper Notes	0.17%	04/03/14	10,000	10,000,000
				15,420,206

Texas–6.03%
Houston (City of);
Series 2013 G-2, GO Commercial Paper Notes(c)	0.12%	04/08/14	7,000	7,000,000
Series 2014 H-2, Commercial Paper Notes	0.07%	03/18/14	9,800	9,800,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Spring Independent School District; Series 2013, Ref. Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	2.00%	08/15/14	$2,530	$2,550,561
Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)(a)	0.05%	02/15/27	6,460	6,460,000
Texas (State of); Series 2013, TRAN	2.00%	08/28/14	20,750	20,934,604
				46,745,165

Utah–0.40%
Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.08%	04/01/42	3,125	3,125,000

Vermont–1.97%
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.03%	09/01/38	15,300	15,300,000

Virginia–4.11%
Capital Beltway Funding Corp. of Virginia (I-495 Hot Lanes); Series 2010 C, Ref. VRD Sr. Lien Multi-Modal Toll RB (LOC–National Australia Bank)(a)(b)(c)	0.02%	12/31/47	12,400	12,400,000
Harrisonburg (City of) Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.06%	08/01/32	7,800	7,800,000
Prince William (County of); Series 2013, Public Improvement Unlimited Tax GO Bonds	5.00%	08/01/14	1,235	1,259,740
Roanoke (City of); Series 2004 B, Public Improvement Unlimited Tax GO Bonds(f)(g)	5.00%	02/01/15	1,750	1,842,962
Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.09%	12/01/19	560	560,000
Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.04%	08/01/35	8,000	8,000,000
				31,862,702

Washington–1.03%
Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.04%	07/01/44	8,000	8,000,000

West Virginia–0.83%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.03%	01/01/34	6,400	6,400,000

Wisconsin–4.13%
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital, Inc. Obligated Group); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.04%	08/15/34	27,200	27,200,000
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.05%	06/01/37	4,475	4,475,000
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.21%	07/01/14	375	375,000
				32,050,000

Wyoming–0.70%
Converse (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.04%	11/01/24	5,460	5,460,000
TOTAL INVESTMENTS(h)(i)–99.69% (Cost $772,805,277)				772,805,277
OTHER ASSETS LESS LIABILITIES–0.31%				2,394,320
NET ASSETS–100.00%				$775,199,597

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds

LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
PUTTERs	– Putable Tax-Exempt Receipts
RAN	– Revenue Anticipation Notes

RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2014.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 7.0%; Canada: 6.4%; other countries less than 5% each: 2.9%.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2014 was $18,250,000, which represented 2.35% of the Fund’s Net Assets.
(e)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations.
(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)	Also represents cost for federal income tax purposes.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
JPMorgan Chase Bank, N.A.	23.7%
Wells Fargo Bank, N.A.	8.5
U.S. Bank, N.A.	8.5
PNC Bank, N.A.	8.1
TD Bank, N.A.	8.1
Federal Home Loan Mortgage Corp.	7.4
Bank of Montreal	5.9

Portfolio Composition by Maturity

In days, as of 02/28/14

1-7	89.9%
8-30	1.3
31-60	3.7
61-90	1.1
91-180	0.8
181+	3.2

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36                         Short-Term Investments Trust

Statement of Assets and Liabilities

February 28, 2014

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Assets:
Investments, at value and cost	$17,208,197,373	$2,157,729,841	$10,437,271,380	$3,231,083,016	$259,205,649	$772,805,277
Repurchase agreements, at value and cost	3,633,854,811	1,047,505,975	8,410,828,228	3,442,210,904	—	—
Total investments, at value and cost	20,842,052,184	3,205,235,816	18,848,099,608	6,673,293,920	259,205,649	772,805,277
Cash	14,567	—	—	8,891	—	502,241
Receivable for:
Investments sold	1,715,013	640,000	—	—	—	2,235,039
Interest	3,232,010	566,046	7,580,179	320,646	16,982	477,851
Fund expenses absorbed	310,860	186,601	1,219,597	533,482	79,580	75,639
Investment for trustee deferred compensation and retirement plans	3,494,259	1,018,719	2,047,364	925,065	132,984	363,179
Other assets	82,958	172,398	120,334	42,679	35,283	50,945
Total assets	20,850,901,851	3,207,819,580	18,859,067,082	6,675,124,683	259,470,478	776,510,171

Liabilities:
Payable for:
Investments purchased	—	—	—	74,982,848	—	763,328
Dividends	971,737	98,354	200,589	106,559	6,830	22,390
Accrued fees to affiliates	705,579	232,751	1,483,586	602,993	21,616	62,168
Accrued trustees’ and officer’s fees and benefits	40,145	7,966	5,311	13,162	5,238	4,122
Accrued operating expenses	159,539	49,336	160,421	332,661	32,879	23,088
Trustee deferred compensation and retirement plans	4,301,809	1,226,628	2,534,373	1,147,437	155,493	435,478
Total liabilities	6,178,809	1,615,035	4,384,280	77,185,660	222,056	1,310,574
Net assets applicable to shares outstanding	$20,844,723,042	$3,206,204,545	$18,854,682,802	$6,597,939,023	$259,248,422	$775,199,597

Net assets consist of:
Shares of beneficial interest	$20,842,364,700	$3,205,014,521	$18,854,521,825	$6,597,805,234	$259,250,523	$775,312,101
Undistributed net investment income	2,468,855	1,134,859	131,252	133,789	11,260	(50,202)
Undistributed net realized gain (loss)	(110,513)	55,165	29,725	—	(13,361)	(62,302)
	$20,844,723,042	$3,206,204,545	$18,854,682,802	$6,597,939,023	$259,248,422	$775,199,597

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37                         Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

February 28, 2014

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Net Assets:
Institutional Class	$18,807,727,591	$2,129,202,318	$7,511,449,906	$4,082,098,132	$132,598,133	$530,228,982
Private Investment Class	$340,521,499	$160,119,049	$583,948,587	$358,345,706	$18,892,539	$35,209,114
Personal Investment Class	$120,162,638	$112,525,618	$141,167,432	$44,843,961	$4,379,126	$3,984,860
Cash Management Class	$463,921,425	$521,858,552	$8,367,377,600	$736,010,487	$75,869,300	$110,038,406
Reserve Class	$126,824,896	$19,542,073	$128,031,308	$289,667,254	$997,994	$31,410,757
Resource Class	$53,209,262	$69,928,470	$358,618,305	$97,685,490	$4,099,196	$7,906,679
Corporate Class	$932,355,731	$193,028,465	$1,764,089,664	$989,287,993	$22,412,134	$56,420,799

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	18,805,581,450	2,129,194,492	7,511,164,208	4,082,045,571	132,587,438	530,214,473
Private Investment Class	340,482,246	160,118,389	583,926,596	358,341,160	18,891,362	35,208,145
Personal Investment Class	120,148,742	112,525,245	141,161,808	44,843,390	4,378,802	3,984,751
Cash Management Class	463,861,899	521,856,820	8,367,065,977	735,998,901	75,864,134	110,035,405
Reserve Class	126,810,592	19,541,998	128,026,575	289,663,522	997,923	31,409,911
Resource Class	53,204,198	69,928,246	358,604,741	97,683,960	4,098,905	7,906,464
Corporate Class	932,275,070	193,027,763	1,764,007,926	989,275,405	22,410,020	56,419,260
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38                         Short-Term Investments Trust

Statement of Operations

For the six months ended February 28, 2014

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$22,483,081	$2,102,042	$5,528,540	$2,485,433	$118,749	$320,988

Expenses:
Advisory fees	15,899,231	2,246,611	14,232,863	3,191,692	420,629	893,929
Administrative services fees	556,012	282,960	522,685	333,778	69,869	103,422
Custodian fees	309,639	48,068	281,673	95,030	8,873	12,708
Distribution fees:
Private Investment Class	809,665	463,829	1,377,151	901,337	57,226	105,328
Personal Investment Class	521,064	370,803	476,958	158,553	16,650	14,997
Cash Management Class	426,898	219,951	3,898,120	464,203	27,187	54,376
Reserve Class	723,922	81,239	611,580	1,397,812	5,803	143,312
Resource Class	84,019	32,980	397,308	129,378	4,886	7,971
Corporate Class	182,693	27,306	363,004	109,249	5,288	7,660
Transfer agent fees	953,954	134,797	843,096	287,252	21,519	36,410
Trustees’ and officers’ fees and benefits	606,352	87,698	488,688	190,862	37,163	32,616
Registration and filing fees	51,077	38,689	60,123	62,082	40,755	39,094
Other	345,865	80,860	278,053	120,488	52,432	46,915
Total expenses	21,470,391	4,115,791	23,831,302	7,441,716	768,280	1,498,738
Less: Fees waived	(6,042,048)	(2,718,584)	(20,103,450)	(5,777,224)	(727,132)	(1,396,934)
Net expenses	15,428,343	1,397,207	3,727,852	1,664,492	41,148	101,804
Net investment income	7,054,738	704,835	1,800,688	820,941	77,601	219,184

Realized and unrealized gain (loss) from:
Net realized gain (loss) from Investment securities	41,132	1,227	29,725	—	(24,544)	15,876
Net increase in net assets resulting from operations	$7,095,870	$706,062	$1,830,413	$820,941	$53,057	$235,060

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39                         Short-Term Investments Trust

Statement of Changes in Net Assets

For the six months ended February 28, 2014 and the year ended August 31, 2013

(Unaudited)

	Liquid Assets Portfolio		STIC Prime Portfolio
	February 28, 2014	August 31, 2013	February 28, 2014	August 31, 2013
Operations:
Net investment income	$7,054,738	$24,289,135	$704,835	$2,462,795
Net realized gain	41,132	215,041	1,227	53,938
Net increase in net assets resulting from operations	7,095,870	24,504,176	706,062	2,516,733

Distributions to shareholders from net investment income:
Institutional Class	(6,638,985)	(21,918,580)	(480,886)	(1,451,843)
Private Investment Class	(32,505)	(70,203)	(44,109)	(84,504)
Personal Investment Class	(13,946)	(21,838)	(22,810)	(55,281)
Cash Management Class	(85,690)	(409,336)	(101,582)	(233,107)
Reserve Class	(14,532)	(25,476)	(3,701)	(8,350)
Resource Class	(8,433)	(19,237)	(7,358)	(24,454)
Corporate Class	(260,647)	(1,722,822)	(44,389)	(136,017)
Total distributions from net investment income	(7,054,738)	(24,187,492)	(704,835)	(1,993,556)

Distributions to shareholders from net realized gains:
Institutional Class	—	—	—	—
Private Investment Class	—	—	—	—
Personal Investment Class	—	—	—	—
Cash Management Class	—	—	—	—
Reserve Class	—	—	—	—
Resource Class	—	—	—	—
Corporate Class	—	—	—	—
Total distributions from net realized gains	—	—	—	—

Share transactions–net:
Institutional Class	125,596,860	2,629,835,972	116,684,906	(325,501,333)
Private Investment Class	(29,533,068)	(2,391,762)	(6,493,192)	6,780,235
Personal Investment Class	(35,864,661)	53,394,290	13,613,032	26,547,642
Cash Management Class	(280,354,194)	(41,391,219)	70,668,327	92,814,318
Reserve Class	(49,000,118)	78,585,760	3,287,762	(137,115)
Resource Class	(15,598,052)	(72,249,334)	42,917,564	(27,421,643)
Corporate Class	(564,159,226)	(440,549,241)	124,506,083	(28,118,507)
Net increase (decrease) in net assets resulting from share transactions	(848,912,459)	2,205,234,466	365,184,482	(255,036,403)
Net increase (decrease) in net assets	(848,871,327)	2,205,551,150	365,185,709	(254,513,226)

Net assets:
Beginning of year	21,693,594,369	19,488,043,219	2,841,018,836	3,095,532,062
End of year*	$20,844,723,042	$21,693,594,369	$3,206,204,545	$2,841,018,836
* Includes accumulated undistributed net investment income	$2,468,855	$2,468,855	$1,134,859	$1,134,859

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40                         Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 28, 2014 and the year ended August 31, 2013

(Unaudited)

	Treasury Portfolio		Government & Agency Portfolio
	February 28, 2014	August 31, 2013	February 28, 2014	August 31, 2013
Operations:
Net investment income	$1,800,688	$3,523,565	$820,941	$1,462,358
Net realized gain	29,725	91,160	—	3,505
Net increase in net assets resulting from operations	1,830,413	3,614,725	820,941	1,465,863

Distributions to shareholders from net investment income:
Institutional Class	(718,873)	(1,544,193)	(502,895)	(980,573)
Private Investment Class	(52,225)	(150,556)	(46,498)	(80,213)
Personal Investment Class	(12,002)	(26,315)	(5,448)	(5,433)
Cash Management Class	(737,286)	(1,230,057)	(120,363)	(189,876)
Reserve Class	(11,491)	(10,903)	(36,208)	(51,231)
Resource Class	(37,854)	(66,710)	(16,717)	(28,610)
Corporate Class	(230,889)	(494,831)	(92,812)	(126,422)
Total distributions from net investment income	(1,800,620)	(3,523,565)	(820,941)	(1,462,358)

Distributions to shareholders from net realized gains:
Institutional Class	—	(274,461)	—	(330,774)
Private Investment Class	—	(27,128)	—	(29,531)
Personal Investment Class	—	(5,148)	—	(1,246)
Cash Management Class	—	(223,987)	—	(56,892)
Reserve Class	—	(2,336)	—	(22,806)
Resource Class	—	(12,977)	—	(11,617)
Corporate Class	—	(78,414)	—	(39,560)
Total distributions from net realized gains	—	(624,451)	—	(492,426)

Share transactions–net:
Institutional Class	90,028,375	407,062,365	(357,399,576)	667,341,526
Private Investment Class	931,318	(225,028,325)	(37,227)	(23,579,784)
Personal Investment Class	9,287,558	5,043,390	(3,855,796)	35,144,911
Cash Management Class	2,140,475,580	1,297,688,447	101,011,596	(38,517,720)
Reserve Class	21,798,867	81,040,702	496,023	24,882,972
Resource Class	30,222,443	52,057,764	(46,651,636)	(6,562,776)
Corporate Class	(1,073,043,424)	834,384,980	153,741,087	330,553,912
Net increase (decrease) in net assets resulting from share transactions	1,219,700,717	2,452,249,323	(152,695,529)	989,263,041
Net increase (decrease) in net assets	1,219,730,510	2,451,716,032	(152,695,529)	988,774,120

Net assets:
Beginning of year	17,634,952,292	15,183,236,260	6,750,634,552	5,761,860,432
End of year*	$18,854,682,802	$17,634,952,292	$6,597,939,023	$6,750,634,552
* Includes accumulated undistributed net investment income	$131,252	$131,184	$133,789	$133,789

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41                         Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 28, 2014 and the year ended August 31, 2013

(Unaudited)

	Government TaxAdvantage Portfolio		Tax-Free Cash Reserve Portfolio
	February 28, 2014	August 31, 2013	February 28, 2014	August 31, 2013
Operations:
Net investment income	$77,601	$242,310	$219,184	$448,801
Net realized gain (loss)	(24,544)	11,183	15,876	394
Net increase in net assets resulting from operations	53,057	253,493	235,060	449,195

Distributions to shareholders from net investment income:
Institutional Class	(50,762)	(222,382)	(149,005)	(309,956)
Private Investment Class	(4,663)	(7,591)	(11,625)	(35,465)
Personal Investment Class	(846)	(1,060)	(1,127)	(1,620)
Cash Management Class	(11,553)	(7,170)	(31,049)	(52,352)
Reserve Class	(222)	(352)	(8,203)	(17,740)
Resource Class	(958)	(2,079)	(2,239)	(8,146)
Corporate Class	(8,597)	(1,676)	(15,936)	(23,522)
Total distributions from net investment income	(77,601)	(242,310)	(219,184)	(448,801)

Distributions to shareholders from net realized gains:
Institutional Class	—	—	—	—
Private Investment Class	—	—	—	—
Personal Investment Class	—	—	—	—
Cash Management Class	—	—	—	—
Reserve Class	—	—	—	—
Resource Class	—	—	—	—
Corporate Class	—	—	—	—
Total distributions from net realized gains	—	—	—	—

Share transactions–net:
Institutional Class	(611,948,973)	312,726,590	14,052,256	20,867,865
Private Investment Class	(1,143,447)	(18,411,857)	(17,237,548)	(43,381,875)
Personal Investment Class	(1,816,033)	1,649,254	(795,991)	2,034,576
Cash Management Class	44,313,264	(1,895,459)	2,110,446	31,418,445
Reserve Class	(297,754)	(53,450)	(1,393,881)	7,448,266
Resource Class	(1,091,677)	(6,726,597)	(388,852)	(20,059,037)
Corporate Class	22,400,002	4	24,969,394	4,129,646
Net increase (decrease) in net assets resulting from share transactions	(549,584,618)	287,288,485	21,315,824	2,457,886
Net increase (decrease) in net assets	(549,609,162)	287,299,668	21,331,700	2,458,280

Net assets:
Beginning of year	808,857,584	521,557,916	753,867,897	751,409,617
End of year*	$259,248,422	$808,857,584	$775,199,597	$753,867,897
* Includes accumulated undistributed net investment income	$11,260	$11,260	$(50,202)	$(50,202)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42                         Short-Term Investments Trust

Notes to Financial Statements

February 28, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide tax-exempt income consistent with the preservation of capital and liquidity for Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

The Funds invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

43                         Short-Term Investments Trust

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of nongovernment securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Liquid Assets Portfolio	0.15%	0.15%	0.15%
STIC Prime Portfolio	0.15%	0.15%	0.15%
Treasury Portfolio	0.15%	0.15%	0.15%
Government & Agency Portfolio	0.10%	0.10%	0.10%
Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%
Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

44                         Short-Term Investments Trust

The Adviser has contractually agreed, through at least December 31, 2014, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%
STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%
Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”).

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver arrangement, it will terminate on December 31, 2014. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

For the six months ended February 28, 2014, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

	Expense Limitation	Yield Support
Liquid Assets Portfolio	$3,881,747	$—
STIC Prime Portfolio	829,136	694,935
Treasury Portfolio	3,413,104	9,566,253
Government & Agency Portfolio	2,616,692	—
Government TaxAdvantage Portfolio	317,940	292,152
Tax-Free Cash Reserve Portfolio	195,197	868,093

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the six months ended February 28, 2014 are shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$401,441	$345,592	$116,870	$591,918	$62,174	N/A
STIC Prime Portfolio	278,000	271,781	175,287	70,652	26,341	$26,892
Treasury Portfolio	826,290	349,770	3,118,482	532,077	317,831	362,937
Government & Agency Portfolio	540,802	116,272	371,362	1,216,096	103,502	109,249
Government TaxAdvantage Portfolio	28,614	12,210	21,749	5,049	3,909	5,288
Tax-Free Cash Reserve Portfolio	52,664	10,998	43,501	124,682	6,377	7,660

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would

45                         Short-Term Investments Trust

constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

IDI has contractually agreed, through at least December 31, 2014, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Pursuant to the agreement above, for the six months ended February 28, 2014, IDI waived Plan fees of:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$323,866	$138,950	$85,380	$94,110	N/A	N/A
STIC Prime Portfolio	185,532	98,881	43,990	10,561	$6,596	N/A
Treasury Portfolio	550,860	127,189	779,624	79,505	79,461	$67
Government & Agency Portfolio	360,535	42,281	92,841	181,716	25,876	N/A
Government TaxAdvantage Portfolio	28,612	4,440	5,438	754	977	N/A
Tax-Free Cash Reserve Portfolio	52,664	3,999	10,875	18,630	1,594	N/A

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2014, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2014, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains/(Losses)
Liquid Assets Portfolio	$390,442,967	$402,442,872	$—
STIC Prime Portfolio	20,000,353	57,705,980	—
Tax-Free Cash Reserve Portfolio	380,437,639	280,879,723	—

46                         Short-Term Investments Trust

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds below had a capital loss carryforward as of August 31, 2013 which expires as follows:

	Short-Term					Long-Term	Total*
Fund	08/31/15	08/31/17	08/31/18	08/31/19	Not Subject to Expiration	Not Subject to Expiration
Liquid Assets Portfolio	$—	$—	$—	$—	$151,645	$—	$151,645
Tax-Free Cash Reserve Portfolio	13,734	12,152	17,030	30,074	—	5,188	78,178

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

47                         Short-Term Investments Trust

NOTE 8—Share Information

Liquid Assets Portfolio

	Summary of Share Activity
	Six months ended February 28, 2014(a)		Year ended August 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	150,528,704,224	$150,528,704,224	159,299,902,193	$159,299,902,193
Private Investment Class	836,598,987	836,598,987	1,949,199,266	1,949,199,266
Personal Investment Class	332,835,899	332,835,899	480,171,522	480,171,522
Cash Management Class	2,915,077,518	2,915,077,518	4,626,088,763	4,626,088,763
Reserve Class	596,443,827	596,443,827	1,070,630,153	1,070,630,153
Resource Class	232,630,136	232,630,136	370,992,270	370,992,270
Corporate Class	5,461,255,699	5,461,255,699	14,158,171,832	14,158,171,832

Issued as reinvestment of dividends:
Institutional Class	2,276,201	2,276,201	8,129,150	8,129,150
Private Investment Class	8,582	8,582	21,780	21,780
Personal Investment Class	12,393	12,393	17,072	17,072
Cash Management Class	44,352	44,352	207,523	207,523
Reserve Class	15,306	15,306	24,034	24,034
Resource Class	8,286	8,286	19,468	19,468
Corporate Class	117,695	117,695	950,291	950,291

Reacquired:
Institutional Class	(150,405,383,565)	(150,405,383,565)	(156,678,195,371)	(156,678,195,371)
Private Investment Class	(866,140,637)	(866,140,637)	(1,951,612,808)	(1,951,612,808)
Personal Investment Class	(368,712,953)	(368,712,953)	(426,794,304)	(426,794,304)
Cash Management	(3,195,476,064)	(3,195,476,064)	(4,667,687,505)	(4,667,687,505)
Reserve Class	(645,459,251)	(645,459,251)	(992,068,427)	(992,068,427)
Resource Class	(248,236,474)	(248,236,474)	(443,261,072)	(443,261,072)
Corporate Class	(6,025,532,620)	(6,025,532,620)	(14,599,671,364)	(14,599,671,364)
Net increase (decrease) in share activity	(848,912,459)	$(848,912,459)	2,205,234,466	$2,205,234,466

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 22% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

48                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity
	Six months ended February 28, 2014(a)		Year ended August 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	3,015,813,283	$3,015,813,283	6,427,185,800	$6,427,185,800
Private Investment Class	697,289,734	697,289,734	1,138,175,843	1,138,175,843
Personal Investment Class	965,050,812	965,050,812	2,045,639,772	2,045,639,772
Cash Management Class	1,355,769,544	1,355,769,544	2,764,492,641	2,764,492,641
Reserve Class	33,113,788	33,113,788	55,993,607	55,993,607
Resource Class	92,827,306	92,827,306	163,545,333	163,545,333
Corporate Class	1,052,671,632	1,052,671,632	1,518,711,668	1,518,711,668

Issued as reinvestment of dividends:
Institutional Class	108,188	108,188	416,999	416,999
Private Investment Class	13,188	13,188	37,090	37,090
Personal Investment Class	14,549	14,549	38,862	38,862
Cash Management Class	19,169	19,169	72,029	72,029
Reserve Class	3,438	3,438	8,173	8,173
Resource Class	5,139	5,139	22,461	22,461
Corporate Class	29,748	29,748	120,286	120,286

Reacquired:
Institutional Class	(2,899,236,565)	(2,899,236,565)	(6,753,104,132)	(6,753,104,132)
Private Investment Class	(703,796,114)	(703,796,114)	(1,131,432,698)	(1,131,432,698)
Personal Investment Class	(951,452,329)	(951,452,329)	(2,019,130,992)	(2,019,130,992)
Cash Management	(1,285,120,386)	(1,285,120,386)	(2,671,750,352)	(2,671,750,352)
Reserve Class	(29,829,464)	(29,829,464)	(56,138,895)	(56,138,895)
Resource Class	(49,914,881)	(49,914,881)	(190,989,437)	(190,989,437)
Corporate Class	(928,195,297)	(928,195,297)	(1,546,950,461)	(1,546,950,461)
Net increase (decrease) in share activity	365,184,482	$365,184,482	(255,036,403)	$(255,036,403)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 44% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

49                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity
	Six months ended February 28, 2014(a)		Year ended August 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	9,239,322,308	$9,239,322,308	26,055,460,755	$26,055,460,755
Private Investment Class	997,270,979	997,270,979	2,641,592,556	2,641,592,556
Personal Investment Class	552,183,168	552,183,168	1,071,616,816	1,071,616,816
Cash Management Class	21,775,503,553	21,775,503,553	34,271,725,690	34,271,725,690
Reserve Class	131,324,601	131,324,601	281,164,270	281,164,270
Resource Class	631,708,354	631,708,354	347,900,466	347,900,466
Corporate Class	10,514,796,073	10,514,796,073	17,590,650,977	17,590,650,977

Issued as reinvestment of dividends:
Institutional Class	538,753	538,753	1,179,560	1,179,560
Private Investment Class	11,312	11,312	53,397	53,397
Personal Investment Class	12,024	12,024	30,289	30,289
Cash Management Class	40,164	40,164	122,133	122,133
Reserve Class	6,290	6,290	9,165	9,165
Resource Class	12,427	12,427	28,138	28,138
Corporate Class	80,246	80,246	199,623	199,623

Reacquired:
Institutional Class	(9,149,832,686)	(9,149,832,686)	(25,649,577,950)	(25,649,577,950)
Private Investment Class	(996,350,973)	(996,350,973)	(2,866,674,278)	(2,866,674,278)
Personal Investment Class	(542,907,634)	(542,907,634)	(1,066,603,715)	(1,066,603,715)
Cash Management	(19,635,068,137)	(19,635,068,137)	(32,974,159,376)	(32,974,159,376)
Reserve Class	(109,532,024)	(109,532,024)	(200,132,733)	(200,132,733)
Resource Class	(601,498,338)	(601,498,338)	(295,870,840)	(295,870,840)
Corporate Class	(11,587,919,743)	(11,587,919,743)	(16,756,465,620)	(16,756,465,620)
Net increase in share activity	1,219,700,717	$1,219,700,717	2,452,249,323	$2,452,249,323

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 47% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 18% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

50                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity
	Six months ended February 28, 2014(a)		Year ended August 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	27,954,630,699	$27,954,630,699	46,220,360,964	$46,220,360,964
Private Investment Class	701,944,777	701,944,777	1,502,277,595	1,502,277,595
Personal Investment Class	82,213,869	82,213,869	139,783,039	139,783,039
Cash Management Class	5,346,556,494	5,346,556,494	10,691,710,205	10,691,710,205
Reserve Class	460,835,431	460,835,431	619,154,214	619,154,214
Resource Class	668,519,866	668,519,866	1,092,349,252	1,092,349,252
Corporate Class	3,871,610,801	3,871,610,801	5,307,227,949	5,307,227,949

Issued as reinvestment of dividends:
Institutional Class	163,110	163,110	550,215	550,215
Private Investment Class	11,391	11,391	25,979	25,979
Personal Investment Class	33	33	99	99
Cash Management Class	39,917	39,917	137,001	137,001
Reserve Class	19,430	19,430	36,484	36,484
Resource Class	7,163	7,163	25,432	25,432
Corporate Class	49,572	49,572	67,865	67,865

Reacquired:
Institutional Class	(28,312,193,385)	(28,312,193,385)	(45,553,569,653)	(45,553,569,653)
Private Investment Class	(701,993,395)	(701,993,395)	(1,525,883,358)	(1,525,883,358)
Personal Investment Class	(86,069,698)	(86,069,698)	(104,638,227)	(104,638,227)
Cash Management	(5,245,584,815)	(5,245,584,815)	(10,730,364,926)	(10,730,364,926)
Reserve Class	(460,358,838)	(460,358,838)	(594,307,726)	(594,307,726)
Resource Class	(715,178,665)	(715,178,665)	(1,098,937,460)	(1,098,937,460)
Corporate Class	(3,717,919,286)	(3,717,919,286)	(4,976,741,902)	(4,976,741,902)
Net increase (decrease) in share activity	(152,695,529)	$(152,695,529)	989,263,041	$989,263,041

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 29% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

51                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity
	Six months ended February 28, 2014(a)		Year ended August 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	849,699,701	$849,699,701	3,845,348,294	$3,845,348,294
Private Investment Class	87,254,055	87,254,055	191,682,602	191,682,602
Personal Investment Class	4,665,732	4,665,732	14,523,876	14,523,876
Cash Management Class	63,045,894	63,045,894	84,031,947	84,031,947
Reserve Class	627,898	627,898	816,640	816,640
Resource Class	75	75	2,973,005	2,973,005
Corporate Class	180,800,000	180,800,000	80,000,000	80,000,000

Issued as reinvestment of dividends:
Institutional Class	47,827	47,827	193,790	193,790
Private Investment Class	2,786	2,786	3,966	3,966
Cash Management Class	9,721	9,721	6,954	6,954
Reserve Class	200	200	347	347
Resource Class	846	846	2,056	2,056
Corporate Class	7,664	7,664	4	4

Reacquired:
Institutional Class	(1,461,696,501)	(1,461,696,501)	(3,532,815,494)	(3,532,815,494)
Private Investment Class	(88,400,288)	(88,400,288)	(210,098,425)	(210,098,425)
Personal Investment Class	(6,481,765)	(6,481,765)	(12,874,622)	(12,874,622)
Cash Management	(18,742,351)	(18,742,351)	(85,934,360)	(85,934,360)
Reserve Class	(925,852)	(925,852)	(870,437)	(870,437)
Resource Class	(1,092,598)	(1,092,598)	(9,701,658)	(9,701,658)
Corporate Class	(158,407,662)	(158,407,662)	(80,000,000)	(80,000,000)
Net increase (decrease) in share activity	(549,584,618)	$(549,584,618)	287,288,485	$287,288,485

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 68% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

52                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity
	Six months ended February 28, 2014(a)		Year ended August 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	515,459,871	$515,459,871	1,566,703,950	$1,566,703,950
Private Investment Class	29,889,422	29,889,422	140,182,581	140,182,581
Personal Investment Class	3,041,951	3,041,951	7,300,308	7,300,308
Cash Management Class	67,287,971	67,287,971	181,848,030	181,848,030
Reserve Class	36,089,400	36,089,400	74,098,247	74,098,247
Resource Class	488,449	488,449	33,461,520	33,461,520
Corporate Class	47,963,999	47,963,999	80,028,574	80,028,574

Issued as reinvestment of dividends:
Institutional Class	17,339	17,339	73,809	73,809
Private Investment Class	10,094	10,094	30,044	30,044
Personal Investment Class	354	354	741	741
Cash Management Class	14,330	14,330	31,879	31,879
Reserve Class	7,951	7,951	17,444	17,444
Resource Class	2,132	2,132	8,151	8,151
Corporate Class	13,913	13,913	16,263	16,263

Reacquired:
Institutional Class	(501,424,954)	(501,424,954)	(1,545,909,894)	(1,545,909,894)
Private Investment Class	(47,137,064)	(47,137,064)	(183,594,500)	(183,594,500)
Personal Investment Class	(3,838,296)	(3,838,296)	(5,266,473)	(5,266,473)
Cash Management	(65,191,855)	(65,191,855)	(150,461,464)	(150,461,464)
Reserve Class	(37,491,232)	(37,491,232)	(66,667,425)	(66,667,425)
Resource Class	(879,433)	(879,433)	(53,528,708)	(53,528,708)
Corporate Class	(23,008,518)	(23,008,518)	(75,915,191)	(75,915,191)
Net increase in share activity	21,315,824	$21,315,824	2,457,886	$2,457,886

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 56% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

53                         Short-Term Investments Trust

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Institutional Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets
Liquid Assets Portfolio
Six months ended 02/28/14	$1.00	$0.00	$0.00	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.04%	$18,807,728	0.14	%(c)	0.18	%(c)	0.07	%(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.12	18,681,986	0.14		0.17		0.12
Year ended 08/31/12	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.15	16,051,708	0.14		0.18		0.15
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.15	15,240,109	0.14		0.17		0.15
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.19	16,317,110	0.14		0.18		0.20
Year ended 08/31/09	1.00	0.01	0.00	0.01	(0.01)	—	(0.01)	1.00	1.30	20,264,356	0.16		0.21		1.17
STIC Prime Portfolio
Six months ended 02/28/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	2,129,202	0.09	(c)	0.19	(c)	0.05	(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	2,012,517	0.10		0.19		0.09
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.09	2,337,469	0.12		0.20		0.08
Year ended 08/31/11	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.10	1,892,173	0.13		0.19		0.10
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.14	1,852,908	0.14		0.19		0.15
Year ended 08/31/09	1.00	0.01	0.00	0.01	(0.01)	—	(0.01)	1.00	0.89	2,573,721	0.17		0.23		0.93
Treasury Portfolio
Six months ended 02/28/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	7,511,450	0.04	(c)	0.18	(c)	0.02	(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	7,421,436	0.09		0.18		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	7,014,482	0.08		0.18		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	5,180,618	0.11		0.18		0.03
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	4,530,503	0.14		0.18		0.04
Year ended 08/31/09	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.39	4,882,282	0.15		0.20		0.37
Government & Agency Portfolio
Six months ended 02/28/14	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.01	4,082,098	0.05	(c)	0.13	(c)	0.03	(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	4,439,499	0.11		0.14		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	3,772,429	0.10		0.13		0.03
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	5,655,734	0.11		0.13		0.05
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.11	4,543,024	0.13		0.13		0.11
Year ended 08/31/09	1.00	0.01	0.00	0.01	(0.01)	—	(0.01)	1.00	0.73	9,814,845	0.14		0.15		0.60
Government TaxAdvantage Portfolio
Six months ended 02/28/14	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	132,598	0.01	(c)	0.27	(c)	0.04	(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	744,577	0.06		0.20		0.03
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	431,857	0.07		0.22		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	376,002	0.10		0.26		0.04
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	175,670	0.13		0.26		0.05
Year ended 08/31/09	1.00	0.01	0.00	0.01	(0.01)	—	(0.01)	1.00	0.59	535,957	0.15		0.30		0.51
Tax-Free Cash Reserve Portfolio
Six months ended 02/28/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	530,229	0.02	(c)	0.30	(c)	0.06	(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	516,166	0.10		0.30		0.06
Year ended 08/31/12	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.06	495,297	0.13		0.30		0.06
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.06	502,025	0.23		0.29		0.06
Year ended 08/31/10	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.07	679,088	0.25		0.29		0.07
Year ended 08/31/09	1.00	0.01	(0.00)	0.01	(0.01)	—	(0.01)	1.00	0.91	829,400	0.27		0.31		1.04

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $18,588,384, $2,056,802, $7,625,889, $3,947,343, $358,129 and $531,747 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.

54                         Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Institutional Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2013 through February 28, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Institutional Class	Beginning Account Value (09/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/14)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/14)	Expenses Paid During Period[2]
Liquid Assets Portfolio	$1,000.00	$1,000.40	$0.69	$1,024.10	$0.70	0.14%
STIC Prime Portfolio	1,000.00	1,000.20	0.45	1,024.35	0.45	0.09
Treasury Portfolio	1,000.00	1,000.10	0.20	1,024.60	0.20	0.04
Government & Agency Portfolio	1,000.00	1,000.10	0.25	1,024.55	0.25	0.05
Government TaxAdvantage Portfolio	1,000.00	1,000.20	0.05	1,024.74	0.05	0.01
Tax-Free Cash Reserve Portfolio	1,000.00	1,000.30	0.10	1,024.70	0.10	0.02

[1]	The actual ending account value is based on the actual total return of the Funds for the period September 1, 2013 through February 28, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

55                         Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	CM-STIT-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	February 28, 2014

Personal Investment Class

Short-Term Investments Trust (STIT)

Liquid Assets Portfolio

STIC Prime Portfolio

Treasury Portfolio

Government & Agency Portfolio

Government TaxAdvantage Portfolio

Tax-Free Cash Reserve Portfolio

2 Fund Data

3 Letters to Shareholders

4 Schedule of Investments

37 Financial Statements

43 Notes to Financial Statements

54 Financial Highlights

55 Fund Expenses

An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2014, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Data

Personal Investment Class data as of 2/28/14
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Liquid Assets	34 - 47 days	36 days	67 days	$120.1 million
STIC Prime	11 - 20 days	12 days	12 days	112.5 million
Treasury	27 - 51 days	39 days	39 days	141.1 million
Government & Agency	23 - 46 days	38 days	62 days	44.8 million
Government TaxAdvantage	19 - 52 days	44 days	59 days	4.3 million
Tax-Free Cash Reserve	16 - 32 days	16 days	16 days	3.9 million

Weighted average maturity (WAM) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

2                         Short-Term Investments Trust

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

Members of the Invesco Funds Board work continually to oversee how the Invesco Funds are performing in light of ever-changing and often unpredictable economic and market conditions. One of the ways we do this is by verifying that the teams that manage funds understand the risks associated with the investments they make in the funds they manage.

Regardless of the type of fund in which you’re invested, be assured that the Invesco Funds Board will continue working on your behalf and on behalf of all our fund shareholders, keeping your needs and interests uppermost in our minds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Karen Dunn Kelley

Dear Shareholders:

Throughout calendar year 2013, the US Federal Reserve (the Fed) continued its accommodative monetary policies, purchasing $40 billion in mortgage-backed securities and $45 billion in longer term Treasury securities each month as part of the third round of its quantitative easing.[1] In January 2014, the Fed began reducing, or tapering, its asset purchases.

Throughout the reporting period, the Fed maintained its target policy rate in a range of between zero and 0.25%, committing to keep interest rates exceptionally low as long as unemployment remains above 6.5% and inflation remains below 2.5%.[1] These policies kept short-term interest rates low, creating a challenging environment for money market funds.

Overall, moderate economic growth, low inflation and strong corporate fundamentals in 2013 created a supportive environment for fixed income credit.

For Invesco Global Liquidity, part of Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield – in that order – to our money market fund investors.

All of us at Invesco Fixed Income are dedicated to helping our clients achieve their liquidity needs. We are also committed to excellence in customer service. If you have questions about your account, please contact one of our Invesco Global Liquidity representatives at 800 659 1005.

Sincerely,

Karen Dunn Kelley

Senior Managing Director, Investments

1    Source: US Federal Reserve

3                         Short-Term Investments Trust

Schedule of Investments

February 28, 2014

(Unaudited)

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–42.30%(a)
Asset-Backed Securities–Consumer Receivables–4.61%
Barton Capital LLC(b)(c)	0.18%	11/06/14	$100,000	$100,000,000
Old Line Funding, LLC(b)	0.17%	04/14/14	37,970	37,962,111
Old Line Funding, LLC(b)	0.17%	03/18/14	37,900	37,896,957
Old Line Funding, LLC(b)	0.17%	05/20/14	50,000	49,981,111
Old Line Funding, LLC(b)(c)	0.18%	06/12/14	61,100	61,100,000
Old Line Funding, LLC(b)	0.23%	07/15/14	69,574	69,513,548
Old Line Funding, LLC(b)	0.24%	03/17/14	50,000	49,994,667
Salisbury Receivables Co. LLC(b)	0.18%	04/07/14	60,000	59,988,900
Sheffield Receivables Corp.(b)	0.17%	04/22/14	25,000	24,993,861
Sheffield Receivables Corp.(b)	0.18%	03/12/14	30,000	29,998,350
Sheffield Receivables Corp.(b)	0.18%	03/14/14	97,000	96,993,695
Sheffield Receivables Corp.(b)	0.18%	04/11/14	68,500	68,485,957
Sheffield Receivables Corp.(b)	0.22%	03/10/14	50,000	49,997,250
Thunder Bay Funding, LLC(b)(c)	0.22%	04/04/14	30,000	30,000,000
Thunder Bay Funding, LLC(b)(c)	0.22%	04/09/14	65,200	65,200,000
Thunder Bay Funding, LLC(b)	0.23%	07/15/14	28,600	28,575,150
Thunder Bay Funding, LLC(b)	0.25%	08/12/14	100,000	99,886,106
				960,567,663

Asset-Backed Securities–Fully Supported–2.04%
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(d)	0.20%	06/09/14	67,600	67,562,444
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(d)	0.20%	07/14/14	84,300	84,236,775
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(d)	0.20%	07/16/14	50,000	49,961,944
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(d)	0.20%	07/16/14	30,000	29,977,167
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(d)	0.20%	08/18/14	50,000	49,952,778
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(d)	0.21%	05/14/14	25,000	24,989,208
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(d)	0.21%	05/15/14	39,200	39,182,850
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(d)	0.21%	05/15/14	79,400	79,365,263
				425,228,429

Asset-Backed Securities–Fully Supported Bank–4.32%
Alpine Securitization Corp. (CEP–Credit Suisse AG)(b)(d)	0.11%	03/11/14	90,000	89,997,250
Alpine Securitization Corp. (CEP–Credit Suisse AG)(b)(d)	0.11%	03/12/14	54,500	54,498,168
Cancara Asset Securitisation LLC (CEP–Lloyds Bank PLC)(b)(d)	0.14%	04/03/14	20,000	19,997,434
Cancara Asset Securitisation LLC (CEP–Lloyds Bank PLC)(b)(d)	0.14%	04/04/14	80,500	80,489,356
Concord Minutemen Capital Co., LLC Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.20%	03/14/14	102,600	102,592,590
Crown Point Capital Co., LLC Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.20%	03/11/14	95,000	94,994,722
Crown Point Capital Co., LLC Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.20%	03/14/14	12,900	12,899,068
Crown Point Capital Co., LLC Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.20%	03/17/14	50,000	49,995,556
Crown Point Capital Co., LLC Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.21%	03/06/14	30,300	30,299,116
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi)(b)(d)	0.17%	04/07/14	25,000	24,995,632
Govco LLC (CEP–Citibank NA)(b)	0.12%	03/13/14	44,100	44,098,236
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.20%	03/11/14	50,000	49,997,222
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.20%	03/14/14	25,000	24,998,195

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities–Fully Supported Bank–(continued)
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.20%	04/11/14	$34,100	$34,092,233
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.21%	03/05/14	61,700	61,698,560
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.21%	03/12/14	25,000	24,998,396
Mountcliff Funding LLC (Multi-CEP’s–Deutsche Bank Trust Co. Americas)(b)(d)	0.12%	03/04/14	50,000	49,999,500
Ridgefield Funding Co. LLC (CEP–BNP Paribas SA)(b)(d)	0.24%	05/06/14	50,000	49,978,000
				900,619,234

Asset-Backed Securities–Multi-Purpose–6.93%
Atlantic Asset Securitization LLC(b)(d)	0.12%	03/12/14	40,000	39,998,533
Atlantic Asset Securitization LLC(b)(c)(d)	0.18%	08/06/14	109,200	109,200,000
Atlantic Asset Securitization LLC(b)(c)(d)	0.23%	08/29/14	160,000	160,000,000
Chariot Funding, LLC(b)	0.22%	07/08/14	25,000	24,980,292
Chariot Funding, LLC(b)	0.22%	08/05/14	50,000	49,952,028
Chariot Funding, LLC(b)	0.23%	05/01/14	50,000	49,980,514
Chariot Funding, LLC(b)	0.23%	05/08/14	95,000	94,958,728
Chariot Funding, LLC(b)	0.23%	06/05/14	46,100	46,071,725
Chariot Funding, LLC(b)	0.23%	06/09/14	25,000	24,984,028
Chariot Funding, LLC(b)	0.23%	06/11/14	25,000	24,983,708
Chariot Funding, LLC(b)	0.23%	07/07/14	50,000	49,959,111
Chariot Funding, LLC(b)	0.24%	04/16/14	37,400	37,388,531
Jupiter Securitization Co. LLC(b)	0.22%	07/15/14	14,800	14,787,699
Jupiter Securitization Co. LLC(b)	0.23%	03/18/14	35,000	34,996,199
Jupiter Securitization Co. LLC(b)	0.23%	04/03/14	60,000	59,987,350
Jupiter Securitization Co. LLC(b)	0.23%	06/03/14	32,300	32,280,602
Jupiter Securitization Co. LLC(b)	0.23%	07/02/14	50,000	49,960,708
Jupiter Securitization Co. LLC(b)	0.24%	03/03/14	73,000	72,999,027
Jupiter Securitization Co. LLC(b)	0.24%	03/04/14	46,000	45,999,080
Jupiter Securitization Co. LLC(b)	0.24%	04/02/14	40,000	39,991,467
Mont Blanc Capital Corp.(b)(d)	0.19%	04/14/14	33,626	33,618,191
Mont Blanc Capital Corp.(b)(d)	0.22%	03/10/14	50,000	49,997,250
Nieuw Amsterdam Receivables Corp.(b)(d)	0.14%	04/04/14	60,000	59,992,067
Regency Markets No. 1 LLC(b)(d)	0.14%	03/10/14	40,525	40,523,581
Regency Markets No. 1 LLC(b)(d)	0.14%	03/12/14	85,000	84,996,364
Regency Markets No. 1 LLC(b)(d)	0.14%	03/20/14	30,000	29,997,783
Scaldis Capital LLC(b)(d)	0.13%	03/20/14	57,000	56,996,089
Versailles Commercial Paper LLC(b)	0.18%	04/14/14	25,000	24,994,500
				1,444,575,155

Consumer Finance–1.03%
Toyota Motor Credit Corp.(d)	0.22%	03/03/14	155,000	154,998,106
Toyota Motor Credit Corp.(d)	0.25%	09/30/14	60,000	59,911,250
				214,909,356

Diversified Banks–16.34%
ANZ New Zealand Int’l Ltd.(b)(d)	0.21%	07/10/14	60,200	60,153,997
Australia & New Zealand Banking Group, Ltd.(b)(d)	0.17%	03/14/14	50,000	49,996,930
Barclays Bank PLC(b)(c)(d)	0.49%	07/31/14	210,000	210,000,000
BNP Paribas Finance Inc.(d)	0.19%	05/05/14	40,000	39,986,278
BNP Paribas Finance Inc.(d)	0.20%	05/06/14	119,000	118,956,367
Collateralized Commercial Paper Co., LLC	0.30%	08/18/14	160,000	159,773,333

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks–(continued)
Collateralized Commercial Paper Co., LLC	0.31%	03/03/14	$78,000	$77,998,657
Collateralized Commercial Paper Co., LLC	0.40%	09/02/14	130,000	129,732,778
Collateralized Commercial Paper II Co., LLC(b)	0.31%	03/03/14	90,000	89,998,450
Collateralized Commercial Paper II Co., LLC(b)	0.40%	08/05/14	50,000	49,912,778
Commonwealth Bank of Australia(b)(c)(d)	0.15%	05/20/14	100,000	100,000,000
Dexia Credit Local S.A.(d)	0.22%	06/17/14	77,100	77,049,114
Dexia Credit Local S.A.(d)	0.23%	07/08/14	146,200	146,079,506
Dexia Credit Local S.A.(d)	0.24%	07/07/14	50,000	49,957,333
Dexia Credit Local S.A.(d)	0.24%	08/19/14	60,500	60,431,030
Dexia Credit Local S.A.(d)	0.32%	08/18/14	79,400	79,280,018
JP Morgan Securities LLC(b)	0.40%	08/12/14	100,000	99,817,778
Lloyds Bank PLC(d)	0.08%	03/05/14	135,000	134,998,875
Mizuho Funding, LLC(b)(d)	0.13%	03/27/14	32,000	31,996,996
Mizuho Funding, LLC(b)(d)	0.22%	05/06/14	100,000	99,959,667
Mizuho Funding, LLC(b)(d)	0.23%	07/07/14	40,000	39,968,000
National Australia Funding Delaware Inc.(b)(d)	0.19%	06/03/14	75,000	74,962,792
National Australia Funding Delaware Inc.(b)(d)	0.19%	07/14/14	37,800	37,773,068
National Australia Funding Delaware Inc.(b)(d)	0.20%	07/07/14	28,600	28,579,662
Natixis US Finance Co., LLC(d)	0.12%	03/05/14	79,100	79,098,945
Natixis US Finance Co., LLC(d)	0.21%	03/11/14	50,000	49,997,083
Oversea-Chinese Banking Corp. Ltd.(d)	0.18%	04/03/14	73,400	73,387,889
Oversea-Chinese Banking Corp. Ltd.(d)	0.18%	04/07/14	100,000	99,981,500
Oversea-Chinese Banking Corp. Ltd.(d)	0.20%	03/10/14	73,000	72,996,350
PNC Bank, N.A.	0.28%	10/06/14	29,600	29,600,000
Rabobank USA Financial Corp.(d)	0.17%	03/17/14	112,800	112,791,477
Rabobank USA Financial Corp.(d)	0.21%	04/03/14	111,000	110,978,633
Societe Generale North America, Inc.(d)	0.09%	03/10/14	120,400	120,397,441
Societe Generale North America, Inc.(d)	0.19%	03/03/14	100,000	99,998,944
Societe Generale North America, Inc.(d)	0.23%	05/05/14	160,200	160,133,473
Standard Chartered Bank(b)(d)	0.19%	05/06/14	50,000	49,982,583
Standard Chartered Bank(b)(d)	0.22%	06/02/14	50,000	49,971,583
United Overseas Bank Ltd.(b)(d)	0.17%	03/03/14	150,000	149,998,583
United Overseas Bank Ltd.(b)(d)	0.17%	03/07/14	100,000	99,997,167
				3,406,675,058

Other Diversified Financial Services–0.67%
General Electric Capital Corp.	0.20%	03/10/14	65,000	64,996,750
General Electric Capital Corp.	0.20%	07/09/14	75,600	75,545,400
				140,542,150

Pharmaceuticals–0.20%
Sanofi S.A.(b)(d)	0.09%	03/21/14	42,000	41,997,900

Regional Banks–4.12%
BNZ International Funding Ltd.(b)(d)	0.16%	04/07/14	71,100	71,088,308
BNZ International Funding Ltd.(b)(d)	0.21%	08/26/14	20,000	19,979,233
Landesbank Hessen-Thueringen Girozentrale(b)(d)	0.12%	03/13/14	54,600	54,597,816
Mitsubishi UFJ Trust & Banking Corp.(b)(d)	0.23%	05/02/14	78,600	78,568,866
Mitsubishi UFJ Trust & Banking Corp.(b)(d)	0.24%	07/28/14	66,200	66,134,241
Sumitomo Mitsui Banking Corp.(b)(d)	0.20%	04/07/14	80,000	79,983,555

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Regional Banks–(continued)
Sumitomo Mitsui Banking Corp.(b)(d)	0.20%	04/28/14	$150,000	$149,951,667
Sumitomo Mitsui Banking Corp.(b)(d)	0.21%	04/21/14	50,000	49,985,479
Sumitomo Mitsui Banking Corp.(b)(d)	0.25%	08/05/14	57,000	56,937,854
Sumitomo Mitsui Trust Bank Ltd.(b)(d)	0.14%	03/07/14	52,400	52,398,821
Sumitomo Mitsui Trust Bank Ltd.(b)(d)	0.14%	03/05/14	20,000	19,999,689
Sumitomo Mitsui Trust Bank Ltd.(b)(d)	0.14%	03/06/14	100,000	99,998,056
Sumitomo Mitsui Trust Bank Ltd.(b)(d)	0.16%	04/07/14	57,000	56,990,627
				856,614,212

Soft Drinks–0.75%
Coca-Cola Co. (The)(b)	0.18%	05/05/14	50,000	49,983,750
Coca-Cola Co. (The)(b)	0.19%	09/02/14	50,000	49,951,181
Coca-Cola Co. (The)(b)	0.19%	09/03/14	31,000	30,969,568
Coca-Cola Co. (The)(b)	0.19%	09/04/14	25,000	24,975,326
				155,879,825

Specialized Finance–1.29%
Caisse des Depots et Consignations(b)(d)	0.11%	03/06/14	200,000	199,996,944
CDP Financial Inc.(b)(d)	0.19%	06/09/14	39,000	38,979,417
CDP Financial Inc.(b)(d)	0.19%	08/05/14	29,000	28,975,970
				267,952,331

Thrifts & Mortgage Finance–0.00%
Nationwide Building Society(b)(d)	0.22%	04/14/14	900	899,758
Total Commercial Paper (Cost $8,816,461,071)				8,816,461,071

Certificates of Deposit–28.03%
Australia & New Zealand Banking Group, Ltd.(d)	0.10%	03/03/14	400,000	400,000,000
Australia & New Zealand Banking Group, Ltd.(d)	0.17%	08/01/14	58,300	58,300,000
Bank of Montreal(d)	0.06%	03/04/14	125,000	125,000,000
Bank of Montreal(d)	0.17%	03/05/14	78,600	78,600,000
Bank of Montreal(c)(d)	0.34%	03/12/15	200,000	200,000,000
Bank of Nova Scotia(c)(d)	0.17%	04/10/14	114,500	114,499,371
Bank of Nova Scotia(d)	0.21%	04/03/14	105,000	105,000,000
Bank of Nova Scotia(c)(d)	0.30%	08/06/14	60,000	60,000,000
Bank of Nova Scotia(c)(d)	0.34%	02/27/15	120,100	120,100,000
Bank of Nova Scotia(c)(d)	0.34%	03/11/15	100,000	100,000,000
Bank of Scotland(d)	0.06%	03/03/14	145,000	145,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.17%	03/03/14	140,000	140,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.20%	05/02/14	100,000	100,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.21%	05/22/14	35,000	35,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.24%	03/11/14	91,000	91,000,000
Barclays Bank PLC(c)(d)	0.25%	03/11/14	32,000	32,000,000
Barclays Bank PLC(c)(d)	0.25%	06/17/14	450,000	450,000,000
Commonwealth Bank of Australia(d)	0.22%	05/06/14	150,000	150,001,374
Credit Agricole Corporate & Investment Bank(d)	0.10%	03/03/14	170,313	170,313,306
Credit Agricole Corporate & Investment Bank(d)	0.11%	03/05/14	329,000	329,000,000
Mitsubishi UFJ Trust & Banking Corp.(d)	0.22%	06/06/14	95,000	95,000,000
Mizuho Bank Ltd.(d)	0.21%	04/15/14	48,900	48,900,000
Mizuho Bank Ltd.(d)	0.22%	06/03/14	41,000	41,000,000
Mizuho Bank Ltd.(d)	0.23%	03/13/14	100,000	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Mizuho Bank Ltd.(d)	0.23%	04/02/14	$50,000	$50,000,000
Nationwide Building Society(d)	0.21%	04/09/14	75,000	74,982,949
Natixis(d)	0.09%	03/03/14	250,000	250,000,000
Natixis(c)(d)	0.32%	06/25/14	271,000	271,000,000
Nordea Bank Finland PLC(d)	0.14%	05/13/14	70,000	70,000,000
Nordea Bank Finland PLC(d)	0.17%	03/06/14	50,000	50,000,000
Nordea Bank Finland PLC(d)	0.18%	04/02/14	100,000	100,000,000
Norinchukin Bank (The)(c)(d)	0.24%	07/09/14	153,100	153,100,000
Norinchukin Bank (The)(d)	0.25%	08/08/14	46,000	46,000,000
Oversea-Chinese Banking Corp. Ltd.(d)	0.18%	04/09/14	115,100	115,100,000
Royal Bank of Canada(c)(d)	0.33%	03/04/15	300,000	300,000,000
Societe Generale(c)(d)	0.23%	11/13/14	110,000	110,000,000
Sumitomo Mitsui Banking Corp.(d)	0.21%	04/01/14	25,000	25,000,215
Sumitomo Mitsui Banking Corp.(d)	0.25%	05/01/14	50,000	50,000,000
Sumitomo Mitsui Trust Bank Ltd.(d)	0.25%	07/14/14	28,600	28,600,000
Swedbank AB(d)	0.07%	03/04/14	110,000	110,000,000
Toronto-Dominion Bank(d)	0.11%	03/03/14	50,000	50,000,000
Toronto-Dominion Bank(d)	0.11%	03/11/14	62,500	62,500,000
Toronto-Dominion Bank(d)	0.20%	05/21/14	55,000	55,000,000
Toronto-Dominion Bank(d)	0.20%	06/02/14	170,000	170,000,000
Toronto-Dominion Bank(d)	0.20%	07/28/14	33,300	33,300,000
Toronto-Dominion Bank(d)	0.22%	03/03/14	30,000	30,000,000
Wells Fargo Bank, N.A.(c)	0.17%	05/02/14	150,000	150,000,000
Wells Fargo Bank, N.A.(c)	0.17%	06/02/14	200,000	200,000,000
Total Certificates of Deposit (Cost $5,843,297,215)				5,843,297,215

Variable Rate Demand Notes–8.39%(e)
Credit Enhanced–8.35%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.16%	06/01/29	800	800,000
Appleton (City of) (Great Northern Corp.); Series 1999 A, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	09/01/19	4,500	4,500,000
Arlington (County of) Industrial Development Authority (Woodbury Park Apartments); Series 2005 A, Ref. VRD MFH RB (CEP–FHLMC)	0.03%	03/01/35	13,185	13,185,000
Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.16%	10/01/33	7,360	7,360,000
Austin (City of), Texas Housing Finance Corp. (Stassney Woods Apartments); Series 2004 A, Ref. VRD MFH RB (CEP–FNMA)	0.03%	10/15/32	3,350	3,350,000
Austin (County of), Texas Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	12/01/14	4,550	4,550,000
Bachelor Gulch Metropolitan District; Series 2004, VRD Unlimited Tax GO Bonds (LOC–U.S. Bank, N.A.)(f)	0.04%	12/01/23	1,755	1,755,000
Beaver Dam (City of) (YMCA of Dodge County, Inc.); Series 2006, VRD Development RB (LOC–FHLB of Chicago)(f)	0.03%	12/02/41	5,305	5,305,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	12/01/28	1,100	1,100,000
Bexar (County of), Texas Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.04%	12/15/34	3,355	3,355,000
Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	06/01/37	34,385	34,385,000
Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust); Series 2001 A, VRD Limited Obligation Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.04%	02/01/31	7,735	7,735,000
Broward (County of) Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)	0.03%	12/01/29	6,930	6,930,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	07/01/39	$24,200	$24,200,000
Butler (County of) (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.03%	06/01/35	6,065	6,065,000
Butler (County of), Ohio (Lakota Family YMCA); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	05/01/27	1,750	1,750,000
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	11/01/38	1,900	1,900,000
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2011 D, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	07/01/41	41,800	41,800,000
California (State of); Series 2005 B-5, Ref. VRD Unlimited Tax GO Bonds (LOC–Barclays Bank PLC)(d)(f)	0.02%	05/01/40	30,000	30,000,000
Cambridge (City of) (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC–PNC Bank, N.A.)(f)	0.04%	12/01/21	1,900	1,900,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.14%	07/01/38	900	900,000
Carson (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, Hospital RB (LOC–U.S. Bank, N.A.)(f)	0.04%	09/01/33	19,905	19,905,000
Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.03%	06/15/31	2,685	2,685,000
Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.03%	06/15/31	2,010	2,010,000
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(f)	0.04%	11/01/40	2,870	2,870,000
Channahon (Village of) (Morris Hospital); Series 2003 D, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.03%	12/01/32	2,540	2,540,000
Chicago (City of), Illinois (Neighborhoods Alive 21 Program); Series 2002 B3, VRD Unlimited Tax GO Bonds (LOC–Bank of America, N.A.)(d)(f)	0.03%	01/01/37	5,000	5,000,000
Clackamas (County of) Hospital Facility Authority (Legacy Health System);
Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.03%	06/01/37	6,000	6,000,000
Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.03%	06/01/37	24,800	24,800,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	01/01/33	24,575	24,575,000
Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.04%	11/01/38	6,705	6,705,000
Colorado (State of) Educational & Cultural Facilities Authority (King’s Way Christian School); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.04%	04/01/39	5,420	5,420,000
Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.03%	11/01/28	3,710	3,710,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.03%	06/01/15	1,490	1,490,000
Colorado (State of) Housing & Finance Authority (Woodstream Village); Series 1985, VRD MFH RB (CEP–FNMA)	0.05%	02/01/31	3,215	3,215,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.03%	03/01/34	8,200	8,200,000
Cuyahoga (County of), Ohio (Euclid Avenue Housing Corp.);
Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	08/01/42	16,910	16,910,000
Series 2009 B, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.03%	08/01/39	6,750	6,750,000
Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.03%	11/01/30	22,005	22,005,000
DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.03%	06/15/25	6,840	6,840,000
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	09/01/36	3,545	3,545,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	05/01/36	9,500	9,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	0.12%	11/01/30	$1,765	$1,765,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	04/01/38	8,500	8,500,000
Douglas (County of) Hospital Authority No. 2 (Children’s Hospital Obligated Group); Series 2008 A, Ref. VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.04%	08/15/32	4,000	4,000,000
Duval (County of), Florida Housing Finance Authority (The Glades Apartments); Series 2002, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.03%	10/01/32	5,275	5,275,000
East Point (City of) Georgia, Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP–FHLMC)	0.05%	07/01/37	3,700	3,700,000
Elgin (City of) (Judson College); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	06/01/36	6,625	6,625,000
Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	11/01/24	10,000	10,000,000
Emmaus (City of) General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.03%	03/01/30	37,860	37,860,000
Englewood (City of) (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)	0.05%	12/01/34	5,000	5,000,000
Everett (City of) Public Facilities District; Series 2007, VRD RB (LOC–Bank of New York Mellon)(f)	0.04%	04/01/36	11,000	11,000,000
Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	06/01/37	13,065	13,065,000
Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–FNMA)	0.03%	11/15/35	10,990	10,990,000
Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.03%	05/15/31	3,880	3,879,957
Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facilities & Improvement RB (LOC–PNC Bank, N.A.)(f)	0.04%	07/01/33	11,945	11,945,000
Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–U.S. Bank, N.A.)(f)	0.03%	12/01/21	14,000	14,000,000
Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	06/01/23	4,965	4,965,000
Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(f)	0.02%	06/01/19	10,460	10,460,000
Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.03%	06/01/27	9,500	9,500,000
Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.03%	11/01/25	4,500	4,500,000
Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	01/01/38	3,785	3,785,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(f)	0.14%	08/01/37	3,950	3,950,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	04/01/38	12,790	12,790,000
Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(f)	0.03%	12/01/28	8,500	8,500,000
Illinois (State of) Finance Authority (Dominican University); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	03/01/36	3,035	3,035,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	01/01/16	5,815	5,815,000
Illinois (State of) Finance Authority (Latin School of Chicago);
Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	08/01/28	1,200	1,200,000
Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	08/01/35	4,965	4,965,000
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	06/01/29	3,000	3,000,000
Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	11/15/37	42,900	42,900,000
Series 2009 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	11/15/37	6,000	6,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago);
Series 2001, VRD RB (LOC–BMO Harris, N.A.)(f)	0.04%	06/01/29	$5,800	$5,800,000
Series 2004, VRD RB (LOC–BMO Harris N.A.)(f)	0.04%	06/01/34	4,200	4,200,000
Indiana (State of) Finance Authority (Columbus Regional Hospital); Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.04%	08/01/21	13,540	13,540,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.03%	02/01/24	1,000	1,000,000
Indiana (State of) Finance Authority (Howard Regional Health System); Series 2005 B, VRD Hospital RB (LOC–BMO Harris N.A.)(f)	0.03%	01/01/35	3,320	3,320,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 J, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.03%	11/01/37	5,600	5,600,000
Jackson (City of), Tennessee Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.03%	10/15/32	3,970	3,970,000
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(b)	0.03%	03/01/31	3,200	3,200,000
King George (County of), Virginia Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC–JPMorgan Chase Bank, N.A.)(b)(f)	0.05%	09/01/21	2,500	2,500,000
Lancaster (County of) Industrial Development Authority (Willow Valley Retirement Community); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	12/01/39	1,100	1,100,000
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(f)	0.03%	10/01/42	5,130	5,130,000
Lincoln (County of), Pennsylvania (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	11/01/24	12,060	12,060,000
Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	03/01/38	15,255	15,255,000
Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(f)	0.04%	09/01/28	7,415	7,415,000
Luzerne (County of) Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(f)	0.04%	11/01/26	3,770	3,770,000
Lyndhurst (City of), Ohio (Hawken School); Series 2002, VRD Economic Development RB (LOC–PNC Bank, N.A.) (f)	0.05%	05/01/27	3,940	3,940,000
Maplewood (City of) (Mounds Park Academy); Series 2003, VRD Educational Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.03%	10/01/23	625	625,000
Maricopa (County of) Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)	0.05%	04/15/30	7,815	7,815,000
Marietta (City of) Housing Authority (Wood Knoll Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)	0.03%	07/01/24	2,700	2,700,000
Marietta (City of), Georgia Housing Authority (Wood Glen Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)	0.03%	07/01/24	2,000	2,000,000
Marion (County of) Housing Authority (Residence at Marion Estates); Series 1997, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.06%	07/01/27	1,755	1,755,000
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	07/01/28	3,900	3,900,000
Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.04%	07/01/33	3,535	3,535,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	04/01/35	7,500	7,500,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC–TD Bank N.A)(f)	0.03%	07/01/41	9,450	9,450,000
Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.03%	07/01/38	1,865	1,865,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(f)	0.16%	03/01/39	7,825	7,825,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	10/15/30	$18,780	$18,780,000
Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	10/15/38	19,191	19,191,000
Middletown (City of), Ohio (Atrium Medical Center Obligated Group); Series 2008 A, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	11/15/39	18,500	18,500,000
Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(f)	0.03%	09/01/40	5,795	5,795,000
Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.04%	01/01/25	1,105	1,105,000
Minnesota (State of) Office of Higher Education; Series 2012 B, VRD Supplemental Student Local Program RB (LOC–Royal Bank of Canada, N.A.)(d)(f)	0.03%	08/01/47	40,000	40,000,000
Minnetonka (City of), Minnesota (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.03%	11/15/31	1,000	1,000,000
Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.05%	12/15/29	5,000	5,000,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.03%	04/01/37	12,300	12,300,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.03%	04/01/37	1,500	1,500,000
Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	10/01/33	12,800	12,800,000
Mobile (City of) Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC–National Australia Bank Ltd.)(b)(d)(f)	0.03%	05/01/41	3,300	3,300,000
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(d)(f)	0.07%	07/01/40	9,000	9,000,000
Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.03%	01/01/36	52,500	52,500,000
Montgomery (County of), Maryland Housing Opportunities Commission; Series 2008 A, VRD Multiple Purpose RB (LOC–PNC Bank, N.A.)(f)	0.03%	05/01/39	2,265	2,265,000
Montgomery (County of), Pennsylvania Industrial Development Authority (LaSalle College High School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	11/01/38	3,725	3,725,000
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds Bank PLC)(d)(f)	0.05%	07/01/38	20,100	20,100,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.03%	07/15/36	7,575	7,574,667
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.03%	02/15/34	425	424,813
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	01/01/18	3,875	3,875,000
New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.04%	12/01/24	2,780	2,780,000
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(f)	0.03%	09/01/37	2,900	2,900,000
New Jersey (State of) Economic Development Authority (Job Haines Home for Aged People); Series 1998, VRD RB (LOC–PNC Bank, N.A.)(f)	0.04%	02/01/28	700	700,000
New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportation System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.03%	06/15/32	48,000	48,000,000
New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC–HSBC Bank USA N.A.)(d)(f)	0.03%	11/01/36	8,645	8,645,000
New York (State of) Housing Finance Agency (Gotham West Housing); Series 2012 A-1, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	05/01/45	17,500	17,500,000
New York (State of) Housing Finance Agency (Related West 29th Street Housing); Series 2012 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.03%	05/01/45	10,000	10,000,000
New York (State of) Long Island Power Authority; Series 2012 D, VRD Electric System General RB (LOC–TD Bank, N.A.)(f)	0.02%	12/01/29	45,410	45,410,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Newport (City of) (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.04%	04/01/32	$13,810	$13,810,000
Newport News (City of), Virginia Industrial Development Authority (Christopher Newport University Foundations); Series 2006, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	08/01/36	1,820	1,820,000
North Carolina (State of) Capital Facilities Finance Agency (Asheville School, Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	04/01/27	2,920	2,920,000
North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	06/01/17	5,440	5,440,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	09/01/27	3,905	3,905,000
Oak Park Heights (City of), Minnesota (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)	0.04%	11/01/35	1,845	1,845,000
Ogden (City of), Utah Redevelopment Agency;
Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.16%	12/01/27	8,020	8,020,000
Series 2009 B-2, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.21%	12/01/27	1,665	1,665,000
Ohio (State of) Higher Educational Facility Commission (Capital University); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	12/01/31	25,595	25,595,000
Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (LOC–FHLB of Chicago)(f)	0.03%	09/01/36	3,715	3,715,000
Olympia (Port of) Economic Development Corp. (Spring Air Northwest); Series 1998, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.06%	11/01/23	600	600,000
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.03%	08/01/34	72,000	72,000,000
Oregon (State of) Health, Housing, Educational & Cultural Facilities Authority (Sacred Heart Medical Center Foundation); Series 1998 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.03%	11/01/28	775	775,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.07%	10/15/38	7,400	7,400,000
Orlando & Orange (Counties of) Expressway Authority; Subseries 2008 B-1, Ref. VRD RB (LOC–Bank of Montreal)(d)(f)	0.03%	07/01/40	2,900	2,900,000
Palm Beach (County of) Housing Finance Authority (Azalea Place Apartments); Series 1999 A, VRD MFH RB (CEP–FHLMC)(b)	0.08%	12/01/32	5,095	5,095,000
Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(f)	0.04%	07/01/32	5,085	5,085,000
Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC–PNC Bank, N.A.)(f)	0.05%	10/01/29	7,000	7,000,000
Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC–PNC Bank, N.A.)(f)	0.09%	08/01/35	1,100	1,100,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(b)(f)	0.05%	05/01/20	2,250	2,250,000
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University) Series 2002 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.03%	05/01/32	30,520	30,520,000
Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	02/01/34	6,960	6,960,000
Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Barclays Bank PLC)(d)(f)	0.03%	12/01/38	40,475	40,475,000
Philadelphia (City of), Pennsylvania Authority for Industrial Development (Chestnut Hill College); Series 2007 A, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	10/01/29	4,100	4,100,000
Pitkin (County of) (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.03%	12/01/24	5,235	5,235,000
Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	06/01/39	1,085	1,085,000
Roswell (City of) Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(b)	0.03%	08/01/24	3,950	3,950,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC–FHLB of Indianapolis)(f)	0.21%	07/01/40	$2,240	$2,240,000
San Gabriel (City of), Texas Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	04/01/26	4,215	4,215,000
Seattle (City of), Washington Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC–U.S. Bank, N.A.)(f)	0.03%	05/01/19	1,660	1,660,000
Shelby (County of) Health, Educational & Housing Facility Board (Providence Place Apartments); Series 2007, Ref. VRD MFH RB (CEP–FNMA)	0.03%	12/15/42	500	500,000
South Carolina (State of) Housing Finance & Development Authority (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB (CEP–FNMA)	0.03%	11/15/35	7,565	7,564,956
South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	03/01/28	3,752	3,752,000
St. Charles (County of), Missouri Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.03%	04/15/27	5,600	5,600,000
St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC–General Electric Capital Corp.)(b)(f)	0.15%	10/01/21	1,990	1,990,000
St. Louis (County of) Industrial Development Authority (Schnuck Markets, Inc.–Kirkwood); Series 1985, VRD IDR (LOC–U.S. Bank, N.A.)(b)(f)	0.04%	12/01/15	3,950	3,950,000
St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.02%	04/15/27	4,970	4,970,000
Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC–Northern Trust Co.)(f)	0.02%	11/15/50	3,500	3,500,000
Texas (State of) Department of Housing & Community Affairs (Champions Crossing Apartments); Series 2006, Ref. VRD MFH Mortgage RB (CEP–FNMA)(b)	0.08%	09/15/36	4,675	4,675,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)	0.03%	05/01/42	13,470	13,470,000
Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.03%	07/01/33	17,375	17,375,000
Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.05%	07/01/41	12,425	12,425,000
Texas (State of) Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.05%	06/01/41	8,590	8,590,000
Tuscaloosa (County of) Industrial Development Authority (Hunt Refining Co.); Series 2011, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(d)(f)	0.04%	04/01/28	10,000	10,000,000
Utah (State of) Associated Municipal Power Systems (Horse Butte Wind); Series 2012 B, VRD RB (LOC–Bank of Montreal)(d)(f)	0.03%	09/01/32	12,000	12,000,000
Vermont (State of) Educational & Health Buildings Financing Agency (Brattleboro Retreat (The)); Series 2011 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.03%	12/01/31	11,210	11,210,000
Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.04%	10/01/34	800	800,000
Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	12/01/38	32,500	32,500,000
Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	08/01/35	4,225	4,225,000
Volusia (County of), Florida Housing Finance Authority (The Anatole Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.03%	10/15/32	750	750,000
Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	06/01/18	10,000	10,000,000
Washington (State of) Housing Finance Commission (Alderwood Court Apartments); Series 2002 A, VRD MFH RB (CEP–FNMA)	0.05%	06/15/35	5,350	5,350,000
Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.04%	12/15/44	950	950,000
Washington (State of) Housing Finance Commission (Holly Village Senior Living); Series 1999 A, VRD MFH RB (CEP–FNMA)	0.07%	07/15/32	6,600	6,600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP–FHLMC)	0.07%	07/01/25	$8,300	$8,300,000
Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP–FNMA)	0.05%	09/01/38	2,000	2,000,000
Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.03%	12/15/44	3,100	3,100,000
Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(f)	0.03%	10/01/19	2,190	2,190,000
Washington (State of) Housing Finance Commission (Pacific Inn Apartments); Series 1996 A, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.03%	05/01/28	3,615	3,615,000
Washington (State of) Housing Finance Commission (Rockwood Retirement Communities Program); Series 1999 A, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(f)	0.03%	01/01/30	13,775	13,775,000
Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.04%	09/15/20	2,680	2,680,000
Wisconsin (State of) Health & Educational Facilities Authority (Goodwill Industries of Southeastern Wisconsin, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.04%	06/01/39	13,155	13,155,000
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 2000, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.16%	06/01/25	1,640	1,640,000
Wisconsin (State of) Health & Educational Facilities Authority (Hospital Sisters Services, Inc.); Series 2012 E, Ref. VRD Obligated Group RB (LOC–Bank of Montreal)(d)(f)	0.03%	08/01/40	21,200	21,200,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.);
Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	12/01/36	8,800	8,800,000
Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	12/01/36	11,000	11,000,000
Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	12/01/32	8,630	8,630,000
Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.04%	08/01/30	5,600	5,600,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	05/01/30	490	490,000
Young Men’s Christian Association of Metropolitan Milwaukee, Inc. (The); Series 2008, VRD Notes (LOC–BMO Harris Bank, N.A.)(f)	0.14%	05/01/33	700	700,000
				1,738,912,393

Other Variable Rate Demand Notes–0.04%(e)
Federal Home Loan Mortgage Corp.; Series M028 A, VRD Multifamily Ctfs.	0.05%	09/15/24	8,660	8,660,000
Total Variable Rate Demand Notes (Cost $1,747,572,393)				1,747,572,393

Other Bonds and Notes–3.84%
General Electric Capital Corp. Sr. Unsec. Global Notes	2.15%	01/09/15	25,457	25,866,694
Royal Bank of Canada, Sr. Unsec. Medium-Term Notes(b)(c)(d)	0.40%	02/27/15	200,000	200,000,000
Wells Fargo Bank, N.A.,
Sr. Unsec. Medium-Term Notes(c)	0.32%	03/20/15	200,000	200,000,000
Unsec. Medium-Term Notes(c)	0.34%	03/20/15	225,000	225,000,000
Westpac Banking Corp. Sr. Unsec. Medium-Term Notes(b)(c)(d)	0.39%	03/06/15	150,000	150,000,000
Total Other Bonds and Notes (Cost $800,866,694)				800,866,694
TOTAL INVESTMENTS (excluding Repurchase Agreements)–82.56% (Cost $17,208,197,373)				17,208,197,373

			Repurchase Amount
Repurchase Agreements–17.43%(g)
BNP Paribas Securities Corp., Open agreement dated 12/26/12, (collateralized by Mortgage-backed securities & Corporate obligations valued at $54,353,938; 0.36%-6.50%, 08/01/16-08/25/46)(d)(h)	0.16%	—	—	50,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Credit Agricole Corp. & Investment Bank, Agreement dated 02/28/14, maturing value of $200,001,333 (collateralized by U.S. Treasury obligation valued at $204,000,043; 1.13%, 04/30/20)	0.08%	03/03/14	$200,001,333	$200,000,000
Credit Agricole Corp. & Investment Bank, Agreement dated 02/28/14, maturing value of $500,002,500 (collateralized by U.S. Treasury & U.S. Government sponsored agency obligations valued at $510,000,007; 1.13%-2.63%, 09/18/18-11/15/20)	0.06%	03/03/14	500,002,500	500,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 02/28/14, aggregate maturing value of $750,003,125 (collateralized by U.S. Treasury obligations valued at $765,000,004; 0.63%-10.63%, 08/15/15-02/15/43)	0.05%	03/03/14	209,564,408	209,563,535
Credit Suisse Securities (USA) LLC, Open agreement dated 04/25/13, (collateralized by Asset-backed & Mortgage-backed securities valued at $373,847,363; 0%-38.67%, 05/15/24-11/03/51)(d)(h)	0.56%	—	—	340,000,000
Federal Reserve Bank of New York, Agreement dated 02/28/14, maturing value of $250,001,042 (collateralized by U.S. Treasury obligation valued at $250,001,129; 3.88%, 05/15/18)	0.05%	03/03/14	250,001,042	250,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/26/14, maturing value of $368,286,836 (collateralized by Asset-backed securities, Mortgage-backed securities, U.S. Government sponsored agency obligations, Corporate obligations, Sovereign debt & other instruments valued at $402,304,603; 0%-11.75%, 03/19/14-10/01/66)(i)	0.46%	04/28/14	368,286,836	368,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/28/14, maturing value of $305,151,229 (collateralized by Asset-backed securities, Mortgage-backed securities, Corporate obligations & Sovereign debt valued at $333,404,721; 0%-9.00%, 09/01/15-12/29/99)	0.51%	04/04/14	305,151,229	305,000,000
RBC Capital Markets Corp., Joint agreement dated 02/28/14, aggregate maturing value of $750,003,750 (collateralized by U.S. Treasury obligation valued at $765,000,013; 0.63%, 02/15/17)	0.06%	03/03/14	500,002,500	500,000,000
RBC Capital Markets Corp., Joint Term agreement dated 01/31/14, aggregate maturing value of $200,045,000 (collateralized by U.S. Government sponsored agency obligations valued at $204,000,001; 3.50%, 04/01/32-10/20/42)(i)	0.09%	05/01/14	50,011,250	50,000,000
RBC Capital Markets Corp., Term agreement dated 02/03/14, maturing value of $100,068,250 (collateralized by Corporate & Municipal obligations valued at $105,000,000; 0%-8.63%, 03/15/14-08/15/47(d)(i)	0.27%	05/05/14	100,068,250	100,000,000
RBC Capital Markets Corp., Term agreement dated 12/12/13, maturing value of $75,048,750 (collateralized by Corporate obligations valued at $78,750,000; 0.24%-9.63%, 03/17/14-02/01/44)(d)(i)	0.26%	03/12/14	75,048,750	75,000,000
RBC Capital Markets Corp., Term agreement dated 12/18/13, maturing value of $150,097,500 (collateralized by Corporate obligations valued at $157,500,000; 0%-9.50%, 04/17/14-03/01/44)(d)(i)	0.26%	03/18/14	150,097,500	150,000,000
Societe Generale, Agreement dated 02/28/14, maturing value of $250,001,250 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,000; 2.50%-4.50%, 04/01/26-03/01/43)	0.06%	03/03/14	250,001,250	250,000,000
Wells Fargo Securities, LLC, Joint agreement dated 02/28/14, aggregate maturing value of $600,003,000 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $612,000,000; 0%-14.50%, 08/15/14-02/15/44)	0.06%	03/03/14	286,292,707	286,291,276
Total Repurchase Agreements (Cost $3,633,854,811)				3,633,854,811
TOTAL INVESTMENTS(j)(k)–99.99% (Cost $20,842,052,184)				20,842,052,184
OTHER ASSETS LESS LIABILITIES–0.01%				2,670,858
NET ASSETS–100.00%				$20,844,723,042

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation

Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds

RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Short-Term Investments Trust

Liquid Assets Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (“the 1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2014 was $6,758,314,541, which represented 32.42% of the Fund’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2014.
(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 12.3%; Canada: 11.0%; Japan: 10.2%; United Kingdom: 8.6%; Australia: 5.8%; other countries less than 5% each: 13.6%.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2014.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
U.S. Bancorp	5.2%

Portfolio Composition by Maturity

In days, as of 2/28/14

1-7	41.3%
8-30	9.6
31-60	12.2
61-90	10.0
91-180	18.0
181+	8.9

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Short-Term Investments Trust

Schedule of Investments

February 28, 2014

(Unaudited)

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–43.10%(a)

Asset-Backed Securities-Consumer Receivables-0.93%
Barton Capital LLC(c)	0.18%	11/06/14	$30,000	$30,000,000

Asset-Backed Securities–Fully Supported Bank–9.76%
Alpine Securitization Corp. (CEP–Credit Suisse AG)(b)(c)	0.11%	03/12/14	8,000	7,999,731
Alpine Securitization Corp. (CEP–Credit Suisse AG)(b)(c)	0.11%	03/14/14	50,000	49,998,014
Alpine Securitization Corp. (CEP–Credit Suisse AG)(b)(c)	0.11%	03/11/14	13,000	12,999,603
Cancara Asset Securitisation LLC (CEP–Lloyds Bank PLC)(b)(c)	0.14%	04/04/14	12,000	11,998,413
Cancara Asset Securitisation LLC (CEP–Lloyds Bank PLC)(b)(c)	0.14%	04/03/14	25,000	24,996,792
Concord Minutemen Capital Co., LLC Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(c)	0.20%	03/14/14	15,000	14,998,917
Concord Minutemen Capital Co., LLC, Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(c)	0.21%	03/04/14	20,000	19,999,650
Crown Point Capital Co., LLC Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(c)	0.20%	03/14/14	2,000	1,999,856
Crown Point Capital Co., LLC Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(c)	0.21%	03/06/14	5,000	4,999,854
Crown Point Capital Co., LLC Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(c)	0.20%	03/17/14	50,000	49,995,555
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	0.18%	03/03/14	50,000	49,999,500
Govco LLC (CEP–Citibank NA)(c)	0.12%	03/13/14	7,000	6,999,720
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(c)	0.20%	04/01/14	25,000	24,995,694
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(c)	0.20%	03/14/14	5,900	5,899,574
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(c)	0.21%	03/05/14	9,000	8,999,790
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(c)	0.20%	03/11/14	10,000	9,999,445
Manhattan Asset Funding Co., LLC (CEP–Sumitomo Mitsui Financial Group, Inc.)(b)(c)	0.15%	03/19/14	6,000	5,999,550
				312,879,658

Asset-Backed Securities–Multi-Purpose–16.65%
Atlantic Asset Securitization LLC(b)(c)	0.18%	08/06/14	16,000	16,000,000
Atlantic Asset Securitization, LLC(b)(c)	0.12%	03/10/14	40,000	39,998,800
Gemini Securitization Corp., LLC Cost(b)(c)	0.15%	03/07/14	50,000	49,998,750
Nieuw Amsterdam Receivables Corp.(b)(c)	0.14%	03/05/14	100,000	99,998,444
Nieuw Amsterdam Receivables Corp.(b)(c)	0.15%	03/24/14	26,000	25,997,508
Regency Markets No. 1 LLC(b)(c)	0.14%	03/12/14	50,000	49,997,861
Regency Markets No. 1 LLC(b)(c)	0.14%	03/13/14	75,731	75,727,466
Regency Markets No. 1 LLC(b)(c)	0.14%	03/14/14	20,000	19,998,989
Scaldis Capital LLC(b)(c)	0.13%	03/20/14	8,000	7,999,451
Scaldis Capital, LLC(b)(c)	0.12%	03/10/14	80,000	79,997,600
Scaldis Capital, LLC(b)(c)	0.00%	03/17/14	43,000	42,996,942
Versailles Commercial Paper LLC(c)	0.17%	04/04/14	25,000	24,995,986
				533,707,797

Diversified Banks–4.90%
Landesbank Hessen-Thueringen Girozentrale(b)(c)	0.12%	03/13/14	8,000	7,999,680
Lloyds Bank PLC(b)	0.08%	03/05/14	19,000	18,999,842
Natixis US Finance Co., LLC(b)	0.12%	03/05/14	12,000	11,999,840
Societe Generale North America, Inc.(b)	0.09%	03/10/14	18,000	17,999,618
Standard Chartered Bank(b)(c)	0.14%	04/08/14	100,000	99,985,750
				156,984,730

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Life & Health Insurance–1.87%
MetLife Short Term Funding LLC(c)	0.09%	03/05/14	$60,000	$59,999,400

Pharmaceuticals–2.50%
Sanofi Pharmaceuticals(b)(c)	0.07%	03/20/14	80,000	79,997,044

Regional Banks–4.30%
Macquarie Bank Ltd.(b)(c)	0.14%	03/31/14	80,000	79,990,667
Macquarie Bank Ltd.(b)(c)	0.15%	03/31/14	50,000	49,993,750
Sumitomo Mitsui Trust Bank Ltd.(b)(c)	0.14%	03/07/14	8,000	7,999,820
				137,984,237

Specialized Finance–2.19%
Kreditanstalt fur Wiederaufbau(b)(c)	0.09%	03/07/14	27,975	27,974,580
Kreditanstalt fur Wiederaufbau(b)(c)	1.50%	04/04/14	42,215	42,273,250
				70,247,830
Total Commercial Paper (Cost $1,381,800,696)				1,381,800,696

Certificates of Deposit–15.50%
Bank of Montreal(b)	0.09%	03/06/14	100,000	100,000,000
Barclays Bank PLC(b)	0.25%	03/11/14	60,000	60,000,000
Credit Agricole Corporate & Investment Bank(b)	0.11%	03/05/14	50,000	50,000,000
Nordea Bank(b)	0.05%	03/06/14	100,000	100,000,000
Norinchukin Bank (The)(b)	0.17%	03/17/14	30,000	30,000,000
Oversea-Chinese Banking Corp., Ltd.(b)	0.24%	03/04/14	25,000	25,000,145
Swedbank AB(b)	0.06%	03/04/14	15,000	15,000,000
Swedbank AB(b)	0.07%	03/04/14	17,000	17,000,000
Toronto-Dominion Bank(b)	0.11%	03/03/14	50,000	50,000,000
Toronto-Dominion Bank(b)	0.12%	03/03/14	50,000	50,000,000
Total Certificates of Deposit (Cost $497,000,145)				497,000,145

Variable Rate Demand Notes–8.29%(d)
Credit Enhanced–8.29%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.16%	06/01/29	2,355	2,355,000
Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(c)(e)	0.05%	10/01/25	3,000	3,000,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(e)	0.14%	12/01/28	2,600	2,600,000
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(e)	0.04%	11/01/40	5,860	5,860,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(e)	0.03%	01/01/33	2,015	2,015,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2007, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.03%	06/01/37	5,000	5,000,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(e)	0.03%	03/01/34	1,800	1,800,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.03%	04/01/38	27,200	27,200,000
Franklin (County of), Ohio (Doctors Ohio Health Corp.); Sub. Series 1998 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(e)	0.03%	12/01/28	5,450	5,450,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(e)	0.03%	03/01/30	1,800	1,800,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.03%	04/01/38	8,600	8,600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.04%	01/01/16	$5,795	$5,795,000
Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.04%	08/01/28	11,530	11,530,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.03%	02/01/24	5,700	5,700,000
Indiana (State of) Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.04%	02/01/39	3,700	3,700,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank N.A.)(e)	0.03%	09/01/48	5,000	5,000,000
Jacksonville (City of), Florida Housing Finance Authority (St. Augustine Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.03%	07/15/33	3,830	3,830,000
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(e)	0.02%	10/01/38	2,390	2,390,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.04%	10/15/38	16,399	16,399,000
Minnetonka (City of), Minnesota (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.03%	11/15/31	4,000	4,000,000
Monmouth (City of), Illinois (Monmouth College); Series 2005, VRD IDR (LOC–PNC Bank, N.A.)(e)	0.05%	06/01/35	5,440	5,440,000
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds Bank PLC)(b)(e)	0.05%	07/01/38	935	935,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.03%	02/15/34	3,695	3,695,000
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(e)	0.04%	01/01/18	5,600	5,600,000
New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.04%	01/01/24	14,000	14,000,000
New York (State of) Long Island Power Authority; Series 2012 D, VRD Electric System General RB (LOC–TD Bank, N.A.)(e)	0.02%	12/01/29	43,600	43,600,000
Newport (City of) (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(e)	0.04%	04/01/32	1,610	1,610,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.06%	09/01/27	2,815	2,815,000
Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(e)	0.05%	06/01/23	5,500	5,500,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.07%	10/15/38	1,600	1,600,000
Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Barclays Bank PLC)(b)(e)	0.03%	12/01/38	15,000	15,000,000
Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC–Canadian Imperial Bank of Commerce)(b)(e)	0.04%	03/01/36	11,000	11,000,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(e)	0.03%	11/01/29	1,800	1,800,000
St. Louis (County of), Missouri Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.03%	04/15/27	9,170	9,170,000
Washington (State of) Housing Finance Commission (Bertschi School); Series 2006, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(e)	0.03%	06/01/35	5,525	5,525,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.04%	12/01/36	6,400	6,400,000
Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.04%	03/01/36	5,800	5,800,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.05%	05/01/30	2,415	2,415,000
Total Variable Rate Demand Notes (Cost $265,929,000)				265,929,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–0.41%
Overseas Private Investment Corp. (OPIC)–0.41%
Unsec. VRD COP Bonds(d) (Cost $13,000,000)	0.12%	05/15/30	$13,000	$13,000,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–67.30% (Cost $2,157,729,841)				2,157,729,841

			Repurchase Amount
Repurchase Agreements–32.67%(f)
Credit Agricole Corp. & Investment Bank, Agreement dated 02/28/14, maturing value of $250,001,250 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,001; 3.00%-4.00%, 02/01/27-10/01/42)	0.06%	03/03/14	250,001,250	250,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 02/28/14, aggregate maturing value of $750,003,125 (collateralized by U.S. Treasury obligations valued at $765,000,004; 0.63%-10.63%, 08/15/15-02/15/43)	0.05%	03/03/14	127,506,506	127,505,975
ING Financial Markets, LLC, Joint agreement dated 02/28/14, aggregate maturing value $550,002,750 (collateralized by U.S. Government sponsored agency obligations valued at $561,000,090; 2.04%-4.50%, 06/01/25-09/01/43)	0.06%	03/03/14	200,001,000	200,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/26/14, maturing value $55,042,869 (collateralized by Asset-backed securities obligations, Mortgage-backed securities obligations, U.S. Government sponsored agency obligations, Sovereign debt & Municipal obligations valued at $59,843,220; 0%-10.80%, 02/01/15-11/25/52(g)	0.46%	04/28/14	55,042,869	55,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/28/14, maturing value $25,019,167 (collateralized by Asset-backed & Mortgaged backed securities valued at $27,500,000; 0%-6.39%, 01/01/32-12/28/38)	0.46%	04/29/14	25,019,167	25,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/28/14, maturing value $45,022,313 (collateralized by Asset-backed securities, Mortgage-backed securities, Corporate obligations & Sovereign debt valued at $49,087,701; 0%-11.75%, 02/15/15-04/25/52)	0.51%	04/04/14	45,022,313	45,000,000
RBC Capital Markets Corp., Joint Term agreement dated 01/31/14, aggregate maturing value $200,045,000 (collateralized by U.S. Government sponsored agency obligations valued at $204,000,001; 3.50%, 04/01/32-10/20/42)(b)(g)	0.09%	05/01/14	100,022,500	100,000,000
RBC Capital Markets Corp., Term agreement dated 02/03/14, maturing value $50,034,125 (collateralized by Corporate & Municipal obligations valued at $52,500,000; 0%-8.36%, 06/01/15-04/01/49)(b)	0.27%	05/05/14	50,034,125	50,000,000
RBC Capital Markets Corp., Term agreement dated 12/12/13, maturing value $95,061,750 (collateralized by Corporate obligations valued at $99,750,000; 0.42%-9.63%, 10/31/14-12/15/43)(b)	26.00%	03/12/14	95,061,750	95,000,000
Wells Fargo Securities, LLC, Term agreement dated 02/07/14, maturing value of $100,049,167 (collateralized by Asset-backed securities, Mortgage-backed securities, Corporate obligations, Sovereign debt & other instruments valued at $104,577,713; 0%-8.88%, 03/05/14-12/15/43)	0.30%	04/07/14	100,049,167	100,000,000
Total Repurchase Agreements (Cost $1,047,505,975)				1,047,505,975
TOTAL INVESTMENTS(h)(i)–99.97% (Cost $3,205,235,816)				3,205,235,816
OTHER ASSETS LESS LIABILITIES–0.03%				968,729
NET ASSETS–100.00%				$3,206,204,545

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Short-Term Investments Trust

STIC Prime Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 11.1%; France: 10.8%; Japan: 6.9; United Kingdom: 14.3; other countries less than 5% each: 16.9%.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2014 was $1,335,801,396, which represented 41.66% of the Fund’s Net Assets.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2014.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1I.
(g)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(h)	Also represents cost for federal income tax purposes.
(i)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

Portfolio Composition by Maturity

In days, as of 2/28/14

1-7	62.3%
8-30	20.6
31-60	17.1

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Short-Term Investments Trust

Schedule of Investments

February 28, 2014

(Unaudited)

Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–55.36%
U.S. Treasury Bills–45.66%(a)
U.S. Treasury Bills	0.05%	04/03/14	$250,000	$249,989,687
U.S. Treasury Bills	0.07%	04/03/14	750,000	749,955,312
U.S. Treasury Bills	0.06%	04/10/14	260,000	259,983,245
U.S. Treasury Bills	0.07%	04/10/14	750,000	749,945,833
U.S. Treasury Bills	0.13%	04/10/14	250,000	249,965,278
U.S. Treasury Bills	0.04%	04/17/14	750,000	749,963,281
U.S. Treasury Bills	0.16%	04/17/14	250,000	249,949,410
U.S. Treasury Bills	0.04%	04/24/14	500,000	499,969,626
U.S. Treasury Bills	0.07%	04/24/14	250,000	249,974,688
U.S. Treasury Bills	0.08%	04/24/14	300,000	299,966,250
U.S. Treasury Bills	0.05%	05/01/14	700,000	699,940,694
U.S. Treasury Bills	0.07%	05/01/14	300,000	299,963,146
U.S. Treasury Bills	0.09%	05/01/14	300,000	299,954,250
U.S. Treasury Bills	0.08%	05/08/14	350,000	349,946,639
U.S. Treasury Bills	0.10%	05/15/14	300,000	299,940,625
U.S. Treasury Bills	0.10%	05/22/14	350,000	349,922,270
U.S. Treasury Bills	0.10%	05/29/14	350,000	349,913,472
U.S. Treasury Bills	0.10%	06/05/14	250,000	249,931,334
U.S. Treasury Bills	0.07%	06/19/14	200,000	199,955,694
U.S. Treasury Bills	0.09%	07/03/14	350,000	349,891,500
U.S. Treasury Bills	0.09%	07/10/14	300,000	299,907,209
U.S. Treasury Bills	0.06%	07/17/14	300,000	299,928,126
U.S. Treasury Bills	0.06%	07/24/14	250,000	249,939,583
				8,608,797,152

U.S. Treasury Notes–9.70%
U.S. Treasury Notes	1.25%	04/15/14	925,000	926,348,773
U.S. Treasury Notes	0.25%	04/30/14	438,000	438,130,892
U.S. Treasury Notes	1.88%	04/30/14	212,000	212,636,928
U.S. Treasury Notes	2.25%	05/31/14	250,000	251,357,635
				1,828,474,228
Total U.S. Treasury Securities (Cost $10,437,271,380)				10,437,271,380
TOTAL INVESTMENTS (excluding Repurchase Agreements)–55.36% (Cost $10,437,271,380)				10,437,271,380

			Repurchase Amount
Repurchase Agreements–44.61%(b)
Barclays Capital Inc., Agreement dated 02/28/14, maturing value of $200,000,833 (collateralized by U.S. Treasury obligation valued at $204,000,007; 0.63%, 11/30/17)	0.05%	03/03/14	200,000,833	200,000,000
Barclays Capital Inc., Term agreement dated 02/24/14, maturing value of $300,015,000 (collateralized by U.S. Treasury obligations valued at $306,000,050; 0.25%-2.75%, 04/15/15-08/31/19)	0.05%	04/01/14	300,015,000	300,000,000
BNP Paribas Securities Corp., Agreement dated 02/28/14, maturing value $294,001,225 (collateralized by U.S. Treasury obligations valued at $299,880,074; 0.63%-1.00%, 08/31/17-11/30/19)	0.05%	03/03/14	294,001,225	294,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
BNP Paribas Securities Corp., Term agreement dated 02/12/14, maturing value $1,000,038,889 (collateralized by U.S. Treasury obligations valued at $1,020,000,043; 0.13%-4.00%, 07/31/14-08/15/20)(c)	0.04%	03/19/14	$1,000,038,889	$1,000,000,000
CIBC World Markets Corp., Agreement dated 02/28/14, maturing value of $100,000,417 (collateralized by U.S. Treasury obligations valued at $102,002,703; 0.25%-3.75%, 12/31/15-02/15/44)	0.05%	03/03/14	100,000,417	100,000,000
Citigroup Global Markets Inc., Agreement dated 02/28/14, maturing value of $500,002,083 (collateralized by U.S. Treasury obligations valued at $510,000,001; 0%-4.25%, 04/15/14-05/15/43)	0.05%	03/03/14	500,002,083	500,000,000
Citigroup Global Markets Inc., Open agreement dated 02/03/14 (collateralized by U.S. Treasury obligations valued at $510,000,011; 0%-6.00%, 05/22/14-02/15/29)(d)	0.03%	—	—	500,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 02/28/14, aggregate maturing value of $750,003,125 (collateralized by U.S. Treasury obligations valued at $765,000,004; 0.63%-10.63%, 08/15/15-02/15/43)	0.05%	03/03/14	52,544,143	52,543,924
Deutsche Bank Securities Inc., Term agreement dated 01/06/14, maturing value of $500,075,833 (collateralized by U.S. Treasury obligations valued at $510,000,001; 0%-8.50%, 06/26/14-08/15/39)(c)	0.06%	04/07/14	500,075,833	500,000,000
Federal Reserve Bank of New York, Agreement dated 02/28/14, maturing value of $900,003,750 (collateralized by U.S. Treasury obligations valued at $900,003,859; 3.00%-3.88%, 05/15/18-05/15/42)	0.05%	03/03/14	900,003,750	900,000,000
Goldman, Sachs & Co., Joint term agreement dated 02/18/14, aggregate maturing value of $1,100,045,833 (collateralized by U.S. Treasury obligations valued at $1,122,000,012; 0.13%-2.38%, 04/15/16-01/15/26)(c)	0.05%	03/20/14	750,031,250	750,000,000
HSBC Securities (USA) Inc., Agreement dated 02/28/14, maturing value of $200,000,833 (collateralized by U.S. Treasury obligations valued at $204,000,987; 1.38%-8.00%, 12/31/14-11/15/21)	0.05%	03/03/14	200,000,833	200,000,000
HSBC Securities (USA) Inc., Joint term agreement dated 02/25/14, aggregate maturing value of $1,000,007,778 (collateralized by U.S. Treasury obligations valued at $1,020,001,335; 0.25%-5.13%, 06/30/14-11/15/43)(c)	0.04%	03/04/14	650,005,056	650,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Agreement dated 02/28/14, maturing value $95,284,622 (collateralized by U.S. Treasury obligation valued at $97,190,064; 1.00%, 09/30/19)	0.04%	03/03/14	95,284,622	95,284,304
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/25/14, maturing value $600,003,500 (collateralized by U.S. Treasury obligations valued at $612,000,047; 0%-7.25%, 03/13/14-08/15/22)(c)	0.03%	03/04/14	600,003,500	600,000,000
Morgan Stanley, Agreement dated 02/28/14, maturing value $200,000,833 (collateralized by U.S. Treasury obligations valued at $204,000,009; 1.38%-4.13%, 05/15/15-05/15/18)	0.05%	03/03/14	200,000,833	200,000,000
RBC Capital Markets Corp., Term agreement dated 01/31/14, maturing value $750,093,750 (collateralized by U.S. Treasury obligations valued at $765,000,025; 0%-11.25%, 03/06/14-02/15/44)(c)	0.05%	05/01/14	750,093,750	750,000,000
Societe Generale, Agreement dated 02/28/14, maturing value of $494,002,058 (collateralized by U.S. Treasury obligation valued at $503,880,009; 1.25%, 07/15/20)	0.05%	03/03/14	494,002,058	494,000,000
Wells Fargo Securities, LLC, Agreement dated 02/28/14, maturing value $325,001,354 (collateralized by U.S. Treasury obligations valued at $331,500,040; 0%-8.75%, 04/15/14-11/15/43)	0.05%	03/03/14	325,001,354	325,000,000
Total Repurchase Agreements (Cost $8,410,828,228)				8,410,828,228
TOTAL INVESTMENTS(e)–99.97% (Cost $18,848,099,608)				18,848,099,608
OTHER ASSETS LESS LIABILITIES–0.03%				6,583,194
NET ASSETS–100.00%				$18,854,682,802

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Short-Term Investments Trust

Treasury Portfolio

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Principal amount equals value at period end. See Note 1I.
(c)	The Fund may demand payment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(d)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(e)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/14

1-7	43.0%
8-30	0.0
31-60	29.4
61-90	17.5
91-180	10.1
181+	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Short-Term Investments Trust

Schedule of Investments

February 28, 2014

(Unaudited)

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–48.97%
Federal Farm Credit Bank (FFCB)–5.67%
Unsec. Disc. Notes(a)	0.10%	05/02/14	$25,000	$24,995,695
Unsec. Disc. Notes(a)	0.08%	06/03/14	50,000	49,989,556
Unsec. Disc. Notes(a)	0.13%	07/23/14	20,000	19,989,600
Unsec. Disc. Notes(a)	0.14%	07/25/14	49,000	48,972,179
Unsec. Disc. Notes(a)	0.14%	08/20/14	60,000	59,959,867
Unsec. Notes(b)	0.08%	09/16/14	50,000	49,994,480
Unsec. Notes(b)	0.09%	10/28/14	25,000	24,998,305
Unsec. Notes(b)	0.11%	11/24/14	25,000	25,001,005
Unsec. Notes(b)	0.13%	01/13/15	70,000	69,993,901
				373,894,588

Federal Home Loan Bank (FHLB)–29.41%
Unsec. Bonds	0.13%	04/11/14	50,000	49,997,487
Unsec. Bonds	0.14%	05/22/14	75,000	75,000,159
Unsec. Bonds	0.15%	10/09/14	50,000	49,998,734
Unsec. Bonds	0.13%	10/30/14	50,000	49,992,787
Unsec. Disc. Notes(a)	0.09%	04/02/14	122,850	122,840,718
Unsec. Disc. Notes(a)	0.09%	04/04/14	75,000	74,993,625
Unsec. Disc. Notes(a)	0.10%	04/04/14	135,000	134,987,420
Unsec. Disc. Notes(a)	0.09%	04/09/14	50,000	49,995,125
Unsec. Disc. Notes(a)	0.11%	04/09/14	75,000	74,991,469
Unsec. Disc. Notes(a)	0.09%	04/11/14	86,578	86,569,126
Unsec. Disc. Notes(a)	0.11%	04/11/14	60,500	60,492,765
Unsec. Disc. Notes(a)	0.07%	04/25/14	50,000	49,994,653
Unsec. Disc. Notes(a)	0.08%	04/30/14	75,000	74,990,625
Unsec. Disc. Notes(a)	0.10%	05/02/14	50,000	49,991,389
Unsec. Disc. Notes(a)	0.12%	07/02/14	75,000	74,969,250
Unsec. Disc. Notes(a)	0.13%	07/07/14	50,000	49,976,889
Unsec. Disc. Notes(a)	0.11%	08/01/14	56,280	56,254,885
Unsec. Global Bonds	0.06%	04/02/14	70,000	69,998,249
Unsec. Global Notes(b)	0.14%	04/04/14	80,000	79,998,865
Unsec. Global Notes(b)	0.10%	04/25/14	125,000	125,000,841
Unsec. Global Notes(b)	0.09%	04/28/14	60,000	60,000,000
Unsec. Global Notes(b)	0.10%	05/01/14	75,000	75,000,099
Unsec. Global Notes(b)	0.11%	05/27/14	39,500	39,502,099
Unsec. Global Notes(b)	0.14%	06/16/14	50,000	50,000,000
Unsec. Global Notes(b)	0.10%	08/12/14	80,000	80,000,000
Unsec. Global Notes(b)	0.20%	08/19/15	50,000	49,985,124
Unsec. Global Notes(b)	0.00%	09/08/15	75,000	74,982,848
Unsec. Notes(b)	0.11%	10/22/14	50,000	50,000,000
				1,940,505,231

Federal Home Loan Mortgage Corp. (FHLMC)–9.00%
Unsec. Disc. Notes(a)	0.05%	04/14/14	74,616	74,611,440
Unsec. Disc. Notes(a)	0.11%	04/14/14	75,000	74,990,375

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Mortgage Corp. (FHLMC)–(continued)
Unsec. Disc. Notes(a)	0.10%	04/21/14	$75,000	$74,989,375
Unsec. Disc. Notes(a)	0.09%	04/28/14	50,000	49,992,508
Unsec. Disc. Notes(a)	0.11%	05/22/14	65,000	64,983,714
Unsec. Disc. Notes(a)	0.09%	06/18/14	50,000	49,986,375
Unsec. Disc. Notes(a)	0.08%	07/14/14	55,000	54,983,294
Unsec. Disc. Notes(a)	0.15%	10/06/14	50,000	49,953,158
Unsec. Disc. Notes(a)	0.17%	01/06/15	50,000	49,926,570
Unsec. Global Bonds	0.75%	11/25/14	49,427	49,644,799
				594,061,608

Federal National Mortgage Association (FNMA)–3.57%
Unsec. Disc. Notes(a)	0.12%	09/15/14	50,000	49,967,000
Unsec. Disc. Notes(a)	0.12%	09/16/14	50,000	49,966,833
Unsec. Global Bonds	0.88%	08/28/14	75,000	75,279,824
Unsec. Global Notes(b)	0.13%	06/20/14	60,398	60,407,932
				235,621,589

Overseas Private Investment Corp. (OPIC)–1.32%
Gtd. VRD COP Bonds(c)	0.12%	07/15/25	37,000	37,000,000
Gtd. VRD COP Bonds(c)	0.12%	07/09/26	50,000	50,000,000
				87,000,000
Total U.S. Government Sponsored Agency Securities (Cost $3,231,083,016)				3,231,083,016
TOTAL INVESTMENTS (excluding Repurchase Agreements)—48.97% (Cost $3,231,083,016)				3,231,083,016

			Repurchase Amount
Repurchase Agreements–52.17%(d)
Barclays Capital Inc., Joint term agreement dated 02/28/14, aggregate maturing value $400,003,889 (collateralized by U.S. Government sponsored agency obligations valued at $408,001,043; 0%-4.70%, 10/09/19-07/15/33)(e)	0.05%	03/07/14	300,002,917	300,000,000
BMO Capital Markets Corp., Joint agreement date 02/28/14, aggregate maturing value of $250,001,250 (collateralized by U.S. Government sponsored & U.S. Treasury obligations valued at $255,000,583; 0%-10.70%, 03/13/14-11/15/43)	0.06%	03/03/14	100,000,500	100,000,000
BNP Paribas Securities Corp., Term agreement dated 02/12/14, maturing value $300,011,667 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,747; 0%-6.75%, 04/23/14-06/22/35)(e)	0.04%	03/19/14	300,011,667	300,000,000
Citigroup Global Markets Inc., Joint agreement dated 02/28/14, aggregate maturing value $250,001,250 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $255,000,001; 0%-6.24%, 04/15/14-07/15/45)	0.06%	03/03/14	200,001,000	200,000,000
Citigroup Global Markets Inc., Joint open agreement dated 02/03/14 (collateralized by U.S. Treasury obligations valued at $255,000,099; 0.25%-9.88%, 11/30/14-07/15/23)(f)	0.04%	—	—	200,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 02/28/14, aggregate maturing value of $750,003,125 (collateralized by U.S. Treasury obligations valued at $765,000,004; 0.63%-10.63%, 08/15/15-02/15/43)	0.05%	03/03/14	142,211,497	142,210,904
Deutsche Bank Securities Inc., Joint agreement dated 02/28/14, aggregate maturing value of $400,001,667 (collateralized by U.S. Treasury obligations valued at $408,000,017; 0.13%-3.88%, 08/31/14-08/15/40)	0.05%	03/03/14	200,000,834	200,000,000
Deutsche Bank Securities Inc., Joint term agreement dated 01/06/14, aggregate maturing value of $350,061,931 (collateralized by U.S. Government sponsored agency obligations valued at $357,000,315; 0%-9.80%, 04/11/14-04/17/36)(e)	0.07%	04/07/14	300,053,084	300,000,000
Federal Reserve Bank of New York, Agreement dated 02/28/14, maturing value of $600,002,500 (collateralized by U.S. Treasury obligation valued at $600,002,553; 3.88%, 05/15/18)	0.05%	03/03/14	600,002,500	600,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Goldman, Sachs & Co., Joint term agreement dated 02/28/14, aggregate maturing value of $1,100,045,833 (collateralized by U.S. Treasury obligations valued at $1,122,000,012; 0.13%-2.38%, 04/15/16-01/15/26)(e)	0.05%	03/20/14	$300,012,500	$300,000,000
HSBC Securities (USA) Inc., Joint term agreement dated 02/25/14, aggregate maturing value of $1,000,007,778 (collateralized by U.S. Treasury obligations valued at $1,020,001,335; 0.25%-5.13%, 06/30/14-11/15/43)(e)	0.04%	03/04/14	300,002,333	300,000,000
ING Financial Markets, LLC, Agreement dated 02/28/14, maturing value $200,000,833 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $204,004,361; 0.00%-6.38%, 03/14/14-02/15/44)	0.05%	03/03/14	200,000,833	200,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Joint term agreement dated 02/25/14, aggregate maturing value $350,002,042 (collateralized by U.S. Government sponsored & U.S. Treasury obligations valued at $357,000,016; 0.00%-6.25%, 03/15/14-09/15/39)(e)	0.03%	03/04/14	300,001,750	300,000,000
Total Repurchase Agreements (Cost $3,442,210,904)				3,442,210,904
TOTAL INVESTMENTS(g)–101.14% (Cost $6,673,293,920)				6,673,293,920
OTHER ASSETS LESS LIABILITIES–(1.14)%				(75,354,897)
NET ASSETS–100.00%				$6,597,939,023

Investment Abbreviations:

COP	– Certificates of Participation
Disc.	– Discounted
Gtd.	– Guaranteed
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2014.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2014.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(g)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/14

1-7	52.9%
8-30	0.0
31-60	19.7
61-90	6.1
91-180	9.8
181+	11.5

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Short-Term Investments Trust

Schedule of Investments

February 28, 2014

(Unaudited)

Government TaxAdvantage Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–92.24%
Federal Farm Credit Bank (FFCB)–39.09%
Disc. Notes(a)	0.08%	04/01/14	$5,000	$4,999,655
Disc. Notes(a)	0.11%	07/14/14	10,000	9,995,875
Disc. Notes(a)	0.07%	07/10/14	10,000	9,997,453
Disc. Notes(a)	0.13%	07/23/14	5,000	4,997,400
Unsec. Bonds(b)	0.10%	04/17/14	11,300	11,300,633
Unsec. Disc. Notes(a)	0.01%	03/03/14	50,065	50,064,624
Unsec. Notes(b)	0.13%	01/13/15	10,000	9,999,129
				101,354,769

Federal Home Loan Bank (FHLB)–33.86%
Unsec. Disc. Notes(a)	0.10%	04/09/14	5,400	5,399,415
Unsec. Disc. Notes(a)	0.10%	04/16/14	7,200	7,199,126
Unsec. Disc. Notes(a)	0.10%	05/02/14	5,000	4,999,139
Unsec. Disc. Notes(a)	0.10%	05/07/14	5,000	4,999,042
Unsec. Disc. Notes(a)	0.11%	05/14/14	5,000	4,998,869
Unsec. Disc. Notes(a)	0.11%	05/16/14	5,200	5,198,792
Unsec. Disc. Notes(a)	0.07%	05/21/14	10,000	9,998,425
Unsec. Disc. Notes(a)	0.12%	05/23/14	5,000	4,998,617
Unsec. Disc. Notes(a)	0.06%	05/30/14	10,000	9,998,475
Unsec. Disc. Notes(a)	0.13%	05/30/14	5,000	4,998,412
Unsec. Global Bonds	0.06%	03/20/14	15,000	14,999,879
Unsec. Global Bonds(b)	0.10%	04/25/14	10,000	10,000,000
				87,788,191

Tennessee Valley Authority (TVA)–19.29%
Sr. Unsec. Disc. Notes(a)	0.03%	03/06/14	50,000	49,999,827
Total U.S. Government Sponsored Agency Securities (Cost $239,142,787)				239,142,787

U.S. Treasury Notes–7.74%
U.S. Treasury Notes	0.25%	04/30/14	10,000	10,003,309
U.S. Treasury Notes	0.25%	06/30/14	5,000	5,002,917
U.S. Treasury Notes	2.38%	08/31/14	5,000	5,056,636
Total U.S. Treasury Securities (Cost $20,062,862)				20,062,862
TOTAL INVESTMENTS(c)–99.98% (Cost $259,205,649)				259,205,649
OTHER ASSETS LESS LIABILITIES–0.02%				42,773
NET ASSETS–100.00%				$259,248,422

Investment Abbreviations:

Disc.	– Discounted
Sr.	– Senior
Unsec.	– Unsecured

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Short-Term Investments Trust

Government TaxAdvantage Portfolio

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2014.
(c)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/14

1-7	38.6%
8-30	5.8
31-60	15.0
61-90	17.4
91-180	17.4
181+	5.8

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Short-Term Investments Trust

Schedule of Investments

February 28, 2014

(Unaudited)

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–99.69%
Alabama–0.39%
Tuscaloosa (County of) Industrial Development Authority (Hunt Refining Co.); Series 2011 J, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.04%	04/01/28	$3,000	$3,000,000

Arizona–2.10%
Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.06%	12/01/37	12,935	12,935,000
Sierra Vista (City of) Industrial Development Authority (Mountain Steppes Apartments); Series 2001A, Ref. VRD MFH RB (CEP–FNMA)(a)	0.03%	06/15/31	3,345	3,345,000
				16,280,000

California–0.26%
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009 C, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.02%	11/01/38	2,000	2,000,000

Colorado–3.26%
Colorado (State of) Educational & Cultural Facilities Authority (Caldwell Academy); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.04%	06/01/33	8,285	8,285,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.14%	07/01/34	1,825	1,825,000
Colorado (State of) Housing & Finance Authority (Winridge Apartments); Series 1998, Ref. VRD MFH RB (CEP–FNMA)(a)	0.04%	02/15/28	2,000	2,000,000
Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.16%	03/01/17	7,100	7,100,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)	0.04%	07/01/21	4,090	4,090,000
Pueblo (County of) (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	12/01/23	2,010	2,010,000
				25,310,000

District of Columbia–0.31%
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.20%	01/01/29	2,400	2,400,000

Florida–2.45%
JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB(a)(d)(e)	0.05%	04/01/17	2,275	2,275,000
Marion (County of) Housing Finance Authority (Paddock Park Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.03%	10/15/32	1,125	1,125,000
Orlando & Orange (Counties of) Expressway Authority; Subseries 2008 B-1, Ref. VRD RB (LOC–Bank of Montreal)(a)(b)(c)	0.03%	07/01/40	15,600	15,600,000
				19,000,000

Georgia–0.53%
Gwinnett (County of) Housing Authority (The Greens Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)	0.05%	06/15/25	4,100	4,100,000

Illinois–8.73%
Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.03%	03/01/30	14,845	14,845,000
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris N.A.)(a)(b)	0.03%	02/01/42	12,400	12,400,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.04%	01/01/16	190	190,000
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club and Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.14%	08/01/30	4,700	4,700,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Newberry Library); Series 1988, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.04%	03/01/28	$800	$800,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008-B, VRD RB(a)	0.03%	12/01/46	5,700	5,700,000
Illinois (State of) Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.06%	03/01/22	5,000	5,000,000
Illinois (State of) Finance Authority (St. Ignatius College Prep.); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.04%	06/01/32	1,500	1,500,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.04%	01/01/37	5,820	5,820,000
Illinois (State of) Finance Authority (Uhlich Children’s Advantage); Series 2006, VRD RB (LOC–U.S. Bank N.A.)(a)(b)	0.06%	05/01/36	4,605	4,605,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–BMO Harris N.A.)(a)(b)	0.06%	10/01/33	4,000	4,000,000
University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.04%	01/15/22	8,120	8,120,000
				67,680,000

Indiana–5.54%
Fort Wayne (City of) (University of Saint Francis); Series 2008, VRD Economic Development RB (LOC–JPMorgan Chase Bank N.A.)(a)(b)	0.05%	08/01/28	1,600	1,600,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.14%	08/01/37	2,300	2,300,000
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 C, VRD Midwestern Disaster Relief RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.03%	06/01/40	5,100	5,100,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group); Series 2008 I, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.03%	11/01/37	18,260	18,260,000
Indiana (State of) Health Facility Financing Authority (Stone Belt Arc, Inc.); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.14%	02/01/25	1,655	1,655,000
Indianapolis (City of) (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)(a)	0.04%	05/15/38	14,000	14,000,000
				42,915,000

Iowa–0.79%
Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)(a)	0.04%	05/01/31	2,000	2,000,000
Iowa (State of) Higher Education Loan Authority (Private Education Working Capital Loan Program-Morningside College); Series 2013 C, RAN (LOC–U.S. Bank N.A.)(b)	2.00%	05/15/14	2,000	2,007,170
Polk (County of); Series 2013 B, Unlimited Tax GO Bonds	2.25%	06/01/14	2,095	2,105,553
				6,112,723

Kansas–1.42%
Kansas (State of) Development Finance Authority (Chesapeake Apartments JV GP LLC); Series 2000 M, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.03%	07/01/30	5,500	5,500,000
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)(d)	0.03%	03/01/31	3,500	3,500,000
Wichita (City of); Series 2011 D, Ref. Unlimited Tax GO Bonds	4.00%	09/01/14	2,000	2,038,146
				11,038,146

Kentucky–3.20%
Warren (County of) (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.05%	06/01/30	24,800	24,800,000

Maryland–2.02%
Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	07/01/32	4,760	4,760,000
Maryland (State of) Health & Higher Educational Facilities Authority (The Chimes, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	07/01/33	4,845	4,845,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–(continued)
Montgomery (County of); Series 2006 A, Consolidated Public Improvement Unlimited Tax GO Bonds	5.00%	05/01/14	$6,000	$6,048,007
				15,653,007

Massachusetts–1.45%
University of Massachusetts Building Authority; Series 2013 B-1,Commercial Paper Notes	0.10%	04/03/14	11,250	11,250,000

Michigan–5.82%
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-2, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.04%	10/15/30	14,715	14,715,000
Michigan (State of) State Building Authority (Facilities Program); Series 2007 I, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.03%	10/15/42	20,285	20,285,000
Southfield (City of) Economic Development Corp. (Lawrence Technological University); Series 2000, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.04%	02/01/35	4,215	4,215,000
West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.05%	04/01/22	5,935	5,935,000
				45,150,000

Minnesota–1.84%
Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.04%	04/01/37	5,835	5,835,000
St. Paul (City of) Port Authority; Series 2014-1, Ref. Unlimited Tax GO Bonds	2.00%	03/01/15	750	763,328
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, LP); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.04%	10/01/33	7,675	7,675,000
				14,273,328

Mississippi–0.13%
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone IDR(a)	0.04%	12/01/30	1,000	1,000,000

Missouri–4.34%
Independence (City of) Industrial Development Authority (The Groves & Graceland College Nursing Arts Center); Series 1997 A, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.20%	11/01/27	1,725	1,725,000
St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.06%	12/01/27	14,500	14,500,000
St. Joseph (City of), Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(a)(b)(c)	0.04%	11/15/43	17,400	17,400,000
				33,625,000

New Hampshire–2.70%
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.04%	01/01/18	6,000	6,000,000
New Hampshire (State of) Health & Education Facilities Authority (Exeter Hospital Obligated Group); Series 2003, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.03%	10/01/33	14,030	14,030,000
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.03%	09/01/37	900	900,000
				20,930,000

New Jersey–1.55%
New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.04%	01/01/24	12,000	12,000,000

New York–1.61%
Metropolitan Transportation Authority; Subseries 2008 A-2, Ref. VRD RB (LOC–Bank of Tokyo Mitsubishi UFJ, Ltd. (The))(a)(b)(c)	0.03%	11/01/31	3,455	3,455,000
New York (State of) Housing Finance Agency (Clinton Park Housing); Series 2010 A, VRD RB (CEP–FHLMC)(a)	0.03%	11/01/44	8,000	8,000,000
New York (State of) Housing Finance Agency (Maestro West Chelsea Housing); Series 2013 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.03%	11/01/47	1,000	1,000,000
				12,455,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–6.04%
Cambridge (City of) (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC–PNC Bank, N.A.)(a)(b)	0.04%	12/01/21	$8,030	$8,030,000
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(a)(b)	0.04%	11/01/40	5,000	5,000,000
Cleveland (City of) & Cuyahoga (County of) Port Authority (Carnegie/89th Garage & Service Center, LLC); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.04%	01/01/37	33,780	33,780,000
				46,810,000

Oregon–0.99%
Clackamas (County of) Hospital Facility Authority (Legacy Health System); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	06/01/37	7,700	7,700,000

Pennsylvania–13.65%
Beaver (County of) Industrial Development Authority (Metropolitan Edison Co.); Series 2005 A, Ref. VRD PCR (LOC–Bank of Nova Scotia)(a)(b)(c)	0.04%	07/15/21	8,500	8,500,000
Emmaus (City of) General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	03/01/30	10,000	10,000,000
Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Sr. Health & Housing Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.06%	09/01/18	2,025	2,025,000
Lancaster (County of) Industrial Development Authority (Willow Valley Retirement Community); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	12/01/39	10,000	10,000,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.05%	10/15/25	7,080	7,080,000
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds Bank PLC)(a)(b)(c)	0.05%	07/01/38	36,005	36,005,000
Pennsylvania (State of) Economic Development Financing Authority (Moosic Realty Partners, L.P.); Series 2010 A-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.05%	04/01/20	1,700	1,700,000
Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Barclays Bank PLC)(a)(b)(c)	0.03%	12/01/38	18,450	18,450,000
Quakertown (Borough of) General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.04%	07/01/26	5,270	5,270,000
Westmoreland (County of) Industrial Development Authority (Greensburg Thermal, LLC); Series 2005 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.05%	12/01/24	6,750	6,750,000
				105,780,000

Rhode Island–3.22%
Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 B, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.06%	09/01/37	24,945	24,945,000

South Carolina–4.16%
South Carolina (State of) Jobs-Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.03%	11/01/32	32,235	32,235,000

Tennessee–1.99%
Hamilton (County of); Series 2013 A, Unlimited Tax GO Bonds	3.00%	03/01/14	4,045	4,045,206
Jackson (City of) Health, Educational & Housing Facility Board (Post House North Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.03%	05/15/31	1,375	1,375,000
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Vanderbilt University); Series 2013 A, Commercial Paper Notes	0.17%	04/03/14	10,000	10,000,000
				15,420,206

Texas–6.03%
Houston (City of);
Series 2013 G-2, GO Commercial Paper Notes(c)	0.12%	04/08/14	7,000	7,000,000
Series 2014 H-2, Commercial Paper Notes	0.07%	03/18/14	9,800	9,800,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Spring Independent School District; Series 2013, Ref. Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	2.00%	08/15/14	$2,530	$2,550,561
Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)(a)	0.05%	02/15/27	6,460	6,460,000
Texas (State of); Series 2013, TRAN	2.00%	08/28/14	20,750	20,934,604
				46,745,165

Utah–0.40%
Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.08%	04/01/42	3,125	3,125,000

Vermont–1.97%
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.03%	09/01/38	15,300	15,300,000

Virginia–4.11%
Capital Beltway Funding Corp. of Virginia (I-495 Hot Lanes); Series 2010 C, Ref. VRD Sr. Lien Multi-Modal Toll RB (LOC–National Australia Bank)(a)(b)(c)	0.02%	12/31/47	12,400	12,400,000
Harrisonburg (City of) Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.06%	08/01/32	7,800	7,800,000
Prince William (County of); Series 2013, Public Improvement Unlimited Tax GO Bonds	5.00%	08/01/14	1,235	1,259,740
Roanoke (City of); Series 2004 B, Public Improvement Unlimited Tax GO Bonds(f)(g)	5.00%	02/01/15	1,750	1,842,962
Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.09%	12/01/19	560	560,000
Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.04%	08/01/35	8,000	8,000,000
				31,862,702

Washington–1.03%
Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.04%	07/01/44	8,000	8,000,000

West Virginia–0.83%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.03%	01/01/34	6,400	6,400,000

Wisconsin–4.13%
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital, Inc. Obligated Group); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.04%	08/15/34	27,200	27,200,000
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.05%	06/01/37	4,475	4,475,000
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.21%	07/01/14	375	375,000
				32,050,000

Wyoming–0.70%
Converse (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.04%	11/01/24	5,460	5,460,000
TOTAL INVESTMENTS(h)(i)–99.69% (Cost $772,805,277)				772,805,277
OTHER ASSETS LESS LIABILITIES–0.31%				2,394,320
NET ASSETS–100.00%				$775,199,597

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds

LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
PUTTERs	– Putable Tax-Exempt Receipts
RAN	– Revenue Anticipation Notes

RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2014.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 7.0%; Canada: 6.4%; other countries less than 5% each: 2.9%.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2014 was $18,250,000, which represented 2.35% of the Fund’s Net Assets.
(e)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations.
(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)	Also represents cost for federal income tax purposes.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
JPMorgan Chase Bank, N.A.	23.7%
Wells Fargo Bank, N.A.	8.5
U.S. Bank, N.A.	8.5
PNC Bank, N.A.	8.1
TD Bank, N.A.	8.1
Federal Home Loan Mortgage Corp.	7.4
Bank of Montreal	5.9

Portfolio Composition by Maturity

In days, as of 02/28/14

1-7	89.9%
8-30	1.3
31-60	3.7
61-90	1.1
91-180	0.8
181+	3.2

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36                         Short-Term Investments Trust

Statement of Assets and Liabilities

February 28, 2014

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Assets:
Investments, at value and cost	$17,208,197,373	$2,157,729,841	$10,437,271,380	$3,231,083,016	$259,205,649	$772,805,277
Repurchase agreements, at value and cost	3,633,854,811	1,047,505,975	8,410,828,228	3,442,210,904	—	—
Total investments, at value and cost	20,842,052,184	3,205,235,816	18,848,099,608	6,673,293,920	259,205,649	772,805,277
Cash	14,567	—	—	8,891	—	502,241
Receivable for:
Investments sold	1,715,013	640,000	—	—	—	2,235,039
Interest	3,232,010	566,046	7,580,179	320,646	16,982	477,851
Fund expenses absorbed	310,860	186,601	1,219,597	533,482	79,580	75,639
Investment for trustee deferred compensation and retirement plans	3,494,259	1,018,719	2,047,364	925,065	132,984	363,179
Other assets	82,958	172,398	120,334	42,679	35,283	50,945
Total assets	20,850,901,851	3,207,819,580	18,859,067,082	6,675,124,683	259,470,478	776,510,171

Liabilities:
Payable for:
Investments purchased	—	—	—	74,982,848	—	763,328
Dividends	971,737	98,354	200,589	106,559	6,830	22,390
Accrued fees to affiliates	705,579	232,751	1,483,586	602,993	21,616	62,168
Accrued trustees’ and officer’s fees and benefits	40,145	7,966	5,311	13,162	5,238	4,122
Accrued operating expenses	159,539	49,336	160,421	332,661	32,879	23,088
Trustee deferred compensation and retirement plans	4,301,809	1,226,628	2,534,373	1,147,437	155,493	435,478
Total liabilities	6,178,809	1,615,035	4,384,280	77,185,660	222,056	1,310,574
Net assets applicable to shares outstanding	$20,844,723,042	$3,206,204,545	$18,854,682,802	$6,597,939,023	$259,248,422	$775,199,597

Net assets consist of:
Shares of beneficial interest	$20,842,364,700	$3,205,014,521	$18,854,521,825	$6,597,805,234	$259,250,523	$775,312,101
Undistributed net investment income	2,468,855	1,134,859	131,252	133,789	11,260	(50,202)
Undistributed net realized gain (loss)	(110,513)	55,165	29,725	—	(13,361)	(62,302)
	$20,844,723,042	$3,206,204,545	$18,854,682,802	$6,597,939,023	$259,248,422	$775,199,597

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37                         Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

February 28, 2014

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Net Assets:
Institutional Class	$18,807,727,591	$2,129,202,318	$7,511,449,906	$4,082,098,132	$132,598,133	$530,228,982
Private Investment Class	$340,521,499	$160,119,049	$583,948,587	$358,345,706	$18,892,539	$35,209,114
Personal Investment Class	$120,162,638	$112,525,618	$141,167,432	$44,843,961	$4,379,126	$3,984,860
Cash Management Class	$463,921,425	$521,858,552	$8,367,377,600	$736,010,487	$75,869,300	$110,038,406
Reserve Class	$126,824,896	$19,542,073	$128,031,308	$289,667,254	$997,994	$31,410,757
Resource Class	$53,209,262	$69,928,470	$358,618,305	$97,685,490	$4,099,196	$7,906,679
Corporate Class	$932,355,731	$193,028,465	$1,764,089,664	$989,287,993	$22,412,134	$56,420,799

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	18,805,581,450	2,129,194,492	7,511,164,208	4,082,045,571	132,587,438	530,214,473
Private Investment Class	340,482,246	160,118,389	583,926,596	358,341,160	18,891,362	35,208,145
Personal Investment Class	120,148,742	112,525,245	141,161,808	44,843,390	4,378,802	3,984,751
Cash Management Class	463,861,899	521,856,820	8,367,065,977	735,998,901	75,864,134	110,035,405
Reserve Class	126,810,592	19,541,998	128,026,575	289,663,522	997,923	31,409,911
Resource Class	53,204,198	69,928,246	358,604,741	97,683,960	4,098,905	7,906,464
Corporate Class	932,275,070	193,027,763	1,764,007,926	989,275,405	22,410,020	56,419,260
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38                         Short-Term Investments Trust

Statement of Operations

For the six months ended February 28, 2014

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$22,483,081	$2,102,042	$5,528,540	$2,485,433	$118,749	$320,988

Expenses:
Advisory fees	15,899,231	2,246,611	14,232,863	3,191,692	420,629	893,929
Administrative services fees	556,012	282,960	522,685	333,778	69,869	103,422
Custodian fees	309,639	48,068	281,673	95,030	8,873	12,708
Distribution fees:
Private Investment Class	809,665	463,829	1,377,151	901,337	57,226	105,328
Personal Investment Class	521,064	370,803	476,958	158,553	16,650	14,997
Cash Management Class	426,898	219,951	3,898,120	464,203	27,187	54,376
Reserve Class	723,922	81,239	611,580	1,397,812	5,803	143,312
Resource Class	84,019	32,980	397,308	129,378	4,886	7,971
Corporate Class	182,693	27,306	363,004	109,249	5,288	7,660
Transfer agent fees	953,954	134,797	843,096	287,252	21,519	36,410
Trustees’ and officers’ fees and benefits	606,352	87,698	488,688	190,862	37,163	32,616
Registration and filing fees	51,077	38,689	60,123	62,082	40,755	39,094
Other	345,865	80,860	278,053	120,488	52,432	46,915
Total expenses	21,470,391	4,115,791	23,831,302	7,441,716	768,280	1,498,738
Less: Fees waived	(6,042,048)	(2,718,584)	(20,103,450)	(5,777,224)	(727,132)	(1,396,934)
Net expenses	15,428,343	1,397,207	3,727,852	1,664,492	41,148	101,804
Net investment income	7,054,738	704,835	1,800,688	820,941	77,601	219,184

Realized and unrealized gain (loss) from:
Net realized gain (loss) from Investment securities	41,132	1,227	29,725	—	(24,544)	15,876
Net increase in net assets resulting from operations	$7,095,870	$706,062	$1,830,413	$820,941	$53,057	$235,060

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39                         Short-Term Investments Trust

Statement of Changes in Net Assets

For the six months ended February 28, 2014 and the year ended August 31, 2013

(Unaudited)

	Liquid Assets Portfolio		STIC Prime Portfolio
	February 28, 2014	August 31, 2013	February 28, 2014	August 31, 2013
Operations:
Net investment income	$7,054,738	$24,289,135	$704,835	$2,462,795
Net realized gain	41,132	215,041	1,227	53,938
Net increase in net assets resulting from operations	7,095,870	24,504,176	706,062	2,516,733

Distributions to shareholders from net investment income:
Institutional Class	(6,638,985)	(21,918,580)	(480,886)	(1,451,843)
Private Investment Class	(32,505)	(70,203)	(44,109)	(84,504)
Personal Investment Class	(13,946)	(21,838)	(22,810)	(55,281)
Cash Management Class	(85,690)	(409,336)	(101,582)	(233,107)
Reserve Class	(14,532)	(25,476)	(3,701)	(8,350)
Resource Class	(8,433)	(19,237)	(7,358)	(24,454)
Corporate Class	(260,647)	(1,722,822)	(44,389)	(136,017)
Total distributions from net investment income	(7,054,738)	(24,187,492)	(704,835)	(1,993,556)

Distributions to shareholders from net realized gains:
Institutional Class	—	—	—	—
Private Investment Class	—	—	—	—
Personal Investment Class	—	—	—	—
Cash Management Class	—	—	—	—
Reserve Class	—	—	—	—
Resource Class	—	—	—	—
Corporate Class	—	—	—	—
Total distributions from net realized gains	—	—	—	—

Share transactions–net:
Institutional Class	125,596,860	2,629,835,972	116,684,906	(325,501,333)
Private Investment Class	(29,533,068)	(2,391,762)	(6,493,192)	6,780,235
Personal Investment Class	(35,864,661)	53,394,290	13,613,032	26,547,642
Cash Management Class	(280,354,194)	(41,391,219)	70,668,327	92,814,318
Reserve Class	(49,000,118)	78,585,760	3,287,762	(137,115)
Resource Class	(15,598,052)	(72,249,334)	42,917,564	(27,421,643)
Corporate Class	(564,159,226)	(440,549,241)	124,506,083	(28,118,507)
Net increase (decrease) in net assets resulting from share transactions	(848,912,459)	2,205,234,466	365,184,482	(255,036,403)
Net increase (decrease) in net assets	(848,871,327)	2,205,551,150	365,185,709	(254,513,226)

Net assets:
Beginning of year	21,693,594,369	19,488,043,219	2,841,018,836	3,095,532,062
End of year*	$20,844,723,042	$21,693,594,369	$3,206,204,545	$2,841,018,836
* Includes accumulated undistributed net investment income	$2,468,855	$2,468,855	$1,134,859	$1,134,859

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40                         Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 28, 2014 and the year ended August 31, 2013

(Unaudited)

	Treasury Portfolio		Government & Agency Portfolio
	February 28, 2014	August 31, 2013	February 28, 2014	August 31, 2013
Operations:
Net investment income	$1,800,688	$3,523,565	$820,941	$1,462,358
Net realized gain	29,725	91,160	—	3,505
Net increase in net assets resulting from operations	1,830,413	3,614,725	820,941	1,465,863

Distributions to shareholders from net investment income:
Institutional Class	(718,873)	(1,544,193)	(502,895)	(980,573)
Private Investment Class	(52,225)	(150,556)	(46,498)	(80,213)
Personal Investment Class	(12,002)	(26,315)	(5,448)	(5,433)
Cash Management Class	(737,286)	(1,230,057)	(120,363)	(189,876)
Reserve Class	(11,491)	(10,903)	(36,208)	(51,231)
Resource Class	(37,854)	(66,710)	(16,717)	(28,610)
Corporate Class	(230,889)	(494,831)	(92,812)	(126,422)
Total distributions from net investment income	(1,800,620)	(3,523,565)	(820,941)	(1,462,358)

Distributions to shareholders from net realized gains:
Institutional Class	—	(274,461)	—	(330,774)
Private Investment Class	—	(27,128)	—	(29,531)
Personal Investment Class	—	(5,148)	—	(1,246)
Cash Management Class	—	(223,987)	—	(56,892)
Reserve Class	—	(2,336)	—	(22,806)
Resource Class	—	(12,977)	—	(11,617)
Corporate Class	—	(78,414)	—	(39,560)
Total distributions from net realized gains	—	(624,451)	—	(492,426)

Share transactions–net:
Institutional Class	90,028,375	407,062,365	(357,399,576)	667,341,526
Private Investment Class	931,318	(225,028,325)	(37,227)	(23,579,784)
Personal Investment Class	9,287,558	5,043,390	(3,855,796)	35,144,911
Cash Management Class	2,140,475,580	1,297,688,447	101,011,596	(38,517,720)
Reserve Class	21,798,867	81,040,702	496,023	24,882,972
Resource Class	30,222,443	52,057,764	(46,651,636)	(6,562,776)
Corporate Class	(1,073,043,424)	834,384,980	153,741,087	330,553,912
Net increase (decrease) in net assets resulting from share transactions	1,219,700,717	2,452,249,323	(152,695,529)	989,263,041
Net increase (decrease) in net assets	1,219,730,510	2,451,716,032	(152,695,529)	988,774,120

Net assets:
Beginning of year	17,634,952,292	15,183,236,260	6,750,634,552	5,761,860,432
End of year*	$18,854,682,802	$17,634,952,292	$6,597,939,023	$6,750,634,552
* Includes accumulated undistributed net investment income	$131,252	$131,184	$133,789	$133,789

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41                         Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 28, 2014 and the year ended August 31, 2013

(Unaudited)

	Government TaxAdvantage Portfolio		Tax-Free Cash Reserve Portfolio
	February 28, 2014	August 31, 2013	February 28, 2014	August 31, 2013
Operations:
Net investment income	$77,601	$242,310	$219,184	$448,801
Net realized gain (loss)	(24,544)	11,183	15,876	394
Net increase in net assets resulting from operations	53,057	253,493	235,060	449,195

Distributions to shareholders from net investment income:
Institutional Class	(50,762)	(222,382)	(149,005)	(309,956)
Private Investment Class	(4,663)	(7,591)	(11,625)	(35,465)
Personal Investment Class	(846)	(1,060)	(1,127)	(1,620)
Cash Management Class	(11,553)	(7,170)	(31,049)	(52,352)
Reserve Class	(222)	(352)	(8,203)	(17,740)
Resource Class	(958)	(2,079)	(2,239)	(8,146)
Corporate Class	(8,597)	(1,676)	(15,936)	(23,522)
Total distributions from net investment income	(77,601)	(242,310)	(219,184)	(448,801)

Distributions to shareholders from net realized gains:
Institutional Class	—	—	—	—
Private Investment Class	—	—	—	—
Personal Investment Class	—	—	—	—
Cash Management Class	—	—	—	—
Reserve Class	—	—	—	—
Resource Class	—	—	—	—
Corporate Class	—	—	—	—
Total distributions from net realized gains	—	—	—	—

Share transactions–net:
Institutional Class	(611,948,973)	312,726,590	14,052,256	20,867,865
Private Investment Class	(1,143,447)	(18,411,857)	(17,237,548)	(43,381,875)
Personal Investment Class	(1,816,033)	1,649,254	(795,991)	2,034,576
Cash Management Class	44,313,264	(1,895,459)	2,110,446	31,418,445
Reserve Class	(297,754)	(53,450)	(1,393,881)	7,448,266
Resource Class	(1,091,677)	(6,726,597)	(388,852)	(20,059,037)
Corporate Class	22,400,002	4	24,969,394	4,129,646
Net increase (decrease) in net assets resulting from share transactions	(549,584,618)	287,288,485	21,315,824	2,457,886
Net increase (decrease) in net assets	(549,609,162)	287,299,668	21,331,700	2,458,280

Net assets:
Beginning of year	808,857,584	521,557,916	753,867,897	751,409,617
End of year*	$259,248,422	$808,857,584	$775,199,597	$753,867,897
* Includes accumulated undistributed net investment income	$11,260	$11,260	$(50,202)	$(50,202)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42                         Short-Term Investments Trust

Notes to Financial Statements

February 28, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide tax-exempt income consistent with the preservation of capital and liquidity for Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

The Funds invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

43                         Short-Term Investments Trust

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of nongovernment securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Liquid Assets Portfolio	0.15%	0.15%	0.15%
STIC Prime Portfolio	0.15%	0.15%	0.15%
Treasury Portfolio	0.15%	0.15%	0.15%
Government & Agency Portfolio	0.10%	0.10%	0.10%
Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%
Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

44                         Short-Term Investments Trust

The Adviser has contractually agreed, through at least December 31, 2014, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%
STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%
Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”).

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver arrangement, it will terminate on December 31, 2014. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

For the six months ended February 28, 2014, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

	Expense Limitation	Yield Support
Liquid Assets Portfolio	$3,881,747	$—
STIC Prime Portfolio	829,136	694,935
Treasury Portfolio	3,413,104	9,566,253
Government & Agency Portfolio	2,616,692	—
Government TaxAdvantage Portfolio	317,940	292,152
Tax-Free Cash Reserve Portfolio	195,197	868,093

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the six months ended February 28, 2014 are shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$401,441	$345,592	$116,870	$591,918	$62,174	N/A
STIC Prime Portfolio	278,000	271,781	175,287	70,652	26,341	$26,892
Treasury Portfolio	826,290	349,770	3,118,482	532,077	317,831	362,937
Government & Agency Portfolio	540,802	116,272	371,362	1,216,096	103,502	109,249
Government TaxAdvantage Portfolio	28,614	12,210	21,749	5,049	3,909	5,288
Tax-Free Cash Reserve Portfolio	52,664	10,998	43,501	124,682	6,377	7,660

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would

45                         Short-Term Investments Trust

constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

IDI has contractually agreed, through at least December 31, 2014, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Pursuant to the agreement above, for the six months ended February 28, 2014, IDI waived Plan fees of:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$323,866	$138,950	$85,380	$94,110	N/A	N/A
STIC Prime Portfolio	185,532	98,881	43,990	10,561	$6,596	N/A
Treasury Portfolio	550,860	127,189	779,624	79,505	79,461	$67
Government & Agency Portfolio	360,535	42,281	92,841	181,716	25,876	N/A
Government TaxAdvantage Portfolio	28,612	4,440	5,438	754	977	N/A
Tax-Free Cash Reserve Portfolio	52,664	3,999	10,875	18,630	1,594	N/A

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2014, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2014, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains/(Losses)
Liquid Assets Portfolio	$390,442,967	$402,442,872	$—
STIC Prime Portfolio	20,000,353	57,705,980	—
Tax-Free Cash Reserve Portfolio	380,437,639	280,879,723	—

46                         Short-Term Investments Trust

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds below had a capital loss carryforward as of August 31, 2013 which expires as follows:

	Short-Term					Long-Term	Total*
Fund	08/31/15	08/31/17	08/31/18	08/31/19	Not Subject to Expiration	Not Subject to Expiration
Liquid Assets Portfolio	$—	$—	$—	$—	$151,645	$—	$151,645
Tax-Free Cash Reserve Portfolio	13,734	12,152	17,030	30,074	—	5,188	78,178

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

47                         Short-Term Investments Trust

NOTE 8—Share Information

Liquid Assets Portfolio

	Summary of Share Activity
	Six months ended February 28, 2014(a)		Year ended August 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	150,528,704,224	$150,528,704,224	159,299,902,193	$159,299,902,193
Private Investment Class	836,598,987	836,598,987	1,949,199,266	1,949,199,266
Personal Investment Class	332,835,899	332,835,899	480,171,522	480,171,522
Cash Management Class	2,915,077,518	2,915,077,518	4,626,088,763	4,626,088,763
Reserve Class	596,443,827	596,443,827	1,070,630,153	1,070,630,153
Resource Class	232,630,136	232,630,136	370,992,270	370,992,270
Corporate Class	5,461,255,699	5,461,255,699	14,158,171,832	14,158,171,832

Issued as reinvestment of dividends:
Institutional Class	2,276,201	2,276,201	8,129,150	8,129,150
Private Investment Class	8,582	8,582	21,780	21,780
Personal Investment Class	12,393	12,393	17,072	17,072
Cash Management Class	44,352	44,352	207,523	207,523
Reserve Class	15,306	15,306	24,034	24,034
Resource Class	8,286	8,286	19,468	19,468
Corporate Class	117,695	117,695	950,291	950,291

Reacquired:
Institutional Class	(150,405,383,565)	(150,405,383,565)	(156,678,195,371)	(156,678,195,371)
Private Investment Class	(866,140,637)	(866,140,637)	(1,951,612,808)	(1,951,612,808)
Personal Investment Class	(368,712,953)	(368,712,953)	(426,794,304)	(426,794,304)
Cash Management	(3,195,476,064)	(3,195,476,064)	(4,667,687,505)	(4,667,687,505)
Reserve Class	(645,459,251)	(645,459,251)	(992,068,427)	(992,068,427)
Resource Class	(248,236,474)	(248,236,474)	(443,261,072)	(443,261,072)
Corporate Class	(6,025,532,620)	(6,025,532,620)	(14,599,671,364)	(14,599,671,364)
Net increase (decrease) in share activity	(848,912,459)	$(848,912,459)	2,205,234,466	$2,205,234,466

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 22% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

48                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity
	Six months ended February 28, 2014(a)		Year ended August 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	3,015,813,283	$3,015,813,283	6,427,185,800	$6,427,185,800
Private Investment Class	697,289,734	697,289,734	1,138,175,843	1,138,175,843
Personal Investment Class	965,050,812	965,050,812	2,045,639,772	2,045,639,772
Cash Management Class	1,355,769,544	1,355,769,544	2,764,492,641	2,764,492,641
Reserve Class	33,113,788	33,113,788	55,993,607	55,993,607
Resource Class	92,827,306	92,827,306	163,545,333	163,545,333
Corporate Class	1,052,671,632	1,052,671,632	1,518,711,668	1,518,711,668

Issued as reinvestment of dividends:
Institutional Class	108,188	108,188	416,999	416,999
Private Investment Class	13,188	13,188	37,090	37,090
Personal Investment Class	14,549	14,549	38,862	38,862
Cash Management Class	19,169	19,169	72,029	72,029
Reserve Class	3,438	3,438	8,173	8,173
Resource Class	5,139	5,139	22,461	22,461
Corporate Class	29,748	29,748	120,286	120,286

Reacquired:
Institutional Class	(2,899,236,565)	(2,899,236,565)	(6,753,104,132)	(6,753,104,132)
Private Investment Class	(703,796,114)	(703,796,114)	(1,131,432,698)	(1,131,432,698)
Personal Investment Class	(951,452,329)	(951,452,329)	(2,019,130,992)	(2,019,130,992)
Cash Management	(1,285,120,386)	(1,285,120,386)	(2,671,750,352)	(2,671,750,352)
Reserve Class	(29,829,464)	(29,829,464)	(56,138,895)	(56,138,895)
Resource Class	(49,914,881)	(49,914,881)	(190,989,437)	(190,989,437)
Corporate Class	(928,195,297)	(928,195,297)	(1,546,950,461)	(1,546,950,461)
Net increase (decrease) in share activity	365,184,482	$365,184,482	(255,036,403)	$(255,036,403)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 44% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

49                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity
	Six months ended February 28, 2014(a)		Year ended August 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	9,239,322,308	$9,239,322,308	26,055,460,755	$26,055,460,755
Private Investment Class	997,270,979	997,270,979	2,641,592,556	2,641,592,556
Personal Investment Class	552,183,168	552,183,168	1,071,616,816	1,071,616,816
Cash Management Class	21,775,503,553	21,775,503,553	34,271,725,690	34,271,725,690
Reserve Class	131,324,601	131,324,601	281,164,270	281,164,270
Resource Class	631,708,354	631,708,354	347,900,466	347,900,466
Corporate Class	10,514,796,073	10,514,796,073	17,590,650,977	17,590,650,977

Issued as reinvestment of dividends:
Institutional Class	538,753	538,753	1,179,560	1,179,560
Private Investment Class	11,312	11,312	53,397	53,397
Personal Investment Class	12,024	12,024	30,289	30,289
Cash Management Class	40,164	40,164	122,133	122,133
Reserve Class	6,290	6,290	9,165	9,165
Resource Class	12,427	12,427	28,138	28,138
Corporate Class	80,246	80,246	199,623	199,623

Reacquired:
Institutional Class	(9,149,832,686)	(9,149,832,686)	(25,649,577,950)	(25,649,577,950)
Private Investment Class	(996,350,973)	(996,350,973)	(2,866,674,278)	(2,866,674,278)
Personal Investment Class	(542,907,634)	(542,907,634)	(1,066,603,715)	(1,066,603,715)
Cash Management	(19,635,068,137)	(19,635,068,137)	(32,974,159,376)	(32,974,159,376)
Reserve Class	(109,532,024)	(109,532,024)	(200,132,733)	(200,132,733)
Resource Class	(601,498,338)	(601,498,338)	(295,870,840)	(295,870,840)
Corporate Class	(11,587,919,743)	(11,587,919,743)	(16,756,465,620)	(16,756,465,620)
Net increase in share activity	1,219,700,717	$1,219,700,717	2,452,249,323	$2,452,249,323

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 47% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 18% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

50                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity
	Six months ended February 28, 2014(a)		Year ended August 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	27,954,630,699	$27,954,630,699	46,220,360,964	$46,220,360,964
Private Investment Class	701,944,777	701,944,777	1,502,277,595	1,502,277,595
Personal Investment Class	82,213,869	82,213,869	139,783,039	139,783,039
Cash Management Class	5,346,556,494	5,346,556,494	10,691,710,205	10,691,710,205
Reserve Class	460,835,431	460,835,431	619,154,214	619,154,214
Resource Class	668,519,866	668,519,866	1,092,349,252	1,092,349,252
Corporate Class	3,871,610,801	3,871,610,801	5,307,227,949	5,307,227,949

Issued as reinvestment of dividends:
Institutional Class	163,110	163,110	550,215	550,215
Private Investment Class	11,391	11,391	25,979	25,979
Personal Investment Class	33	33	99	99
Cash Management Class	39,917	39,917	137,001	137,001
Reserve Class	19,430	19,430	36,484	36,484
Resource Class	7,163	7,163	25,432	25,432
Corporate Class	49,572	49,572	67,865	67,865

Reacquired:
Institutional Class	(28,312,193,385)	(28,312,193,385)	(45,553,569,653)	(45,553,569,653)
Private Investment Class	(701,993,395)	(701,993,395)	(1,525,883,358)	(1,525,883,358)
Personal Investment Class	(86,069,698)	(86,069,698)	(104,638,227)	(104,638,227)
Cash Management	(5,245,584,815)	(5,245,584,815)	(10,730,364,926)	(10,730,364,926)
Reserve Class	(460,358,838)	(460,358,838)	(594,307,726)	(594,307,726)
Resource Class	(715,178,665)	(715,178,665)	(1,098,937,460)	(1,098,937,460)
Corporate Class	(3,717,919,286)	(3,717,919,286)	(4,976,741,902)	(4,976,741,902)
Net increase (decrease) in share activity	(152,695,529)	$(152,695,529)	989,263,041	$989,263,041

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 29% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

51                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity
	Six months ended February 28, 2014(a)		Year ended August 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	849,699,701	$849,699,701	3,845,348,294	$3,845,348,294
Private Investment Class	87,254,055	87,254,055	191,682,602	191,682,602
Personal Investment Class	4,665,732	4,665,732	14,523,876	14,523,876
Cash Management Class	63,045,894	63,045,894	84,031,947	84,031,947
Reserve Class	627,898	627,898	816,640	816,640
Resource Class	75	75	2,973,005	2,973,005
Corporate Class	180,800,000	180,800,000	80,000,000	80,000,000

Issued as reinvestment of dividends:
Institutional Class	47,827	47,827	193,790	193,790
Private Investment Class	2,786	2,786	3,966	3,966
Cash Management Class	9,721	9,721	6,954	6,954
Reserve Class	200	200	347	347
Resource Class	846	846	2,056	2,056
Corporate Class	7,664	7,664	4	4

Reacquired:
Institutional Class	(1,461,696,501)	(1,461,696,501)	(3,532,815,494)	(3,532,815,494)
Private Investment Class	(88,400,288)	(88,400,288)	(210,098,425)	(210,098,425)
Personal Investment Class	(6,481,765)	(6,481,765)	(12,874,622)	(12,874,622)
Cash Management	(18,742,351)	(18,742,351)	(85,934,360)	(85,934,360)
Reserve Class	(925,852)	(925,852)	(870,437)	(870,437)
Resource Class	(1,092,598)	(1,092,598)	(9,701,658)	(9,701,658)
Corporate Class	(158,407,662)	(158,407,662)	(80,000,000)	(80,000,000)
Net increase (decrease) in share activity	(549,584,618)	$(549,584,618)	287,288,485	$287,288,485

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 68% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

52                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity
	Six months ended February 28, 2014(a)		Year ended August 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	515,459,871	$515,459,871	1,566,703,950	$1,566,703,950
Private Investment Class	29,889,422	29,889,422	140,182,581	140,182,581
Personal Investment Class	3,041,951	3,041,951	7,300,308	7,300,308
Cash Management Class	67,287,971	67,287,971	181,848,030	181,848,030
Reserve Class	36,089,400	36,089,400	74,098,247	74,098,247
Resource Class	488,449	488,449	33,461,520	33,461,520
Corporate Class	47,963,999	47,963,999	80,028,574	80,028,574

Issued as reinvestment of dividends:
Institutional Class	17,339	17,339	73,809	73,809
Private Investment Class	10,094	10,094	30,044	30,044
Personal Investment Class	354	354	741	741
Cash Management Class	14,330	14,330	31,879	31,879
Reserve Class	7,951	7,951	17,444	17,444
Resource Class	2,132	2,132	8,151	8,151
Corporate Class	13,913	13,913	16,263	16,263

Reacquired:
Institutional Class	(501,424,954)	(501,424,954)	(1,545,909,894)	(1,545,909,894)
Private Investment Class	(47,137,064)	(47,137,064)	(183,594,500)	(183,594,500)
Personal Investment Class	(3,838,296)	(3,838,296)	(5,266,473)	(5,266,473)
Cash Management	(65,191,855)	(65,191,855)	(150,461,464)	(150,461,464)
Reserve Class	(37,491,232)	(37,491,232)	(66,667,425)	(66,667,425)
Resource Class	(879,433)	(879,433)	(53,528,708)	(53,528,708)
Corporate Class	(23,008,518)	(23,008,518)	(75,915,191)	(75,915,191)
Net increase in share activity	21,315,824	$21,315,824	2,457,886	$2,457,886

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 56% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

53                         Short-Term Investments Trust

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Personal Investment Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets
Liquid Assets Portfolio
Six months ended 02/28/14	$1.00	$0.00	$0.00	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.01%	$120,163	0.20	%(c)	0.93	%(c)	0.01	%(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	156,032	0.24		0.92		0.02
Year ended 08/31/12	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	102,628	0.27		0.93		0.02
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	107,681	0.27		0.92		0.02
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	111,477	0.31		0.93		0.03
Year ended 08/31/09	1.00	0.01	0.00	0.01	(0.01)	—	(0.01)	1.00	0.78	145,663	0.66		0.96		0.67
STIC Prime Portfolio
Six months ended 02/28/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	112,526	0.09	(c)	0.94	(c)	0.05	(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	98,913	0.11		0.94		0.08
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	72,420	0.15		0.95		0.05
Year ended 08/31/11	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	84,451	0.22		0.94		0.02
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	88,978	0.25		0.94		0.04
Year ended 08/31/09	1.00	0.01	0.00	0.01	(0.01)	—	(0.01)	1.00	0.54	181,407	0.56		0.98		0.54
Treasury Portfolio
Six months ended 02/28/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	141,167	0.04	(c)	0.93	(c)	0.02	(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	131,880	0.09		0.93		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	126,917	0.08		0.93		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	185,309	0.12		0.93		0.02
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	173,428	0.15		0.93		0.03
Year ended 08/31/09	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.12	211,723	0.45		0.95		0.07
Government & Agency Portfolio
Six months ended 02/28/14	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.01	44,844	0.05	(c)	0.88	(c)	0.03	(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	48,700	0.11		0.89		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	13,558	0.10		0.88		0.03
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	14,693	0.15		0.88		0.02
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	13,982	0.21		0.88		0.03
Year ended 08/31/09	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.33	17,752	0.57		0.90		0.17
Government TaxAdvantage Portfolio
Six months ended 02/28/14	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	4,379	0.01	(c)	1.02	(c)	0.04	(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	6,195	0.06		0.95		0.03
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	4,545	0.07		0.97		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	4,801	0.11		1.01		0.02
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	6,594	0.15		1.01		0.03
Year ended 08/31/09	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.25	12,117	0.47		1.05		0.19
Tax-Free Cash Reserve Portfolio
Six months ended 02/28/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	3,985	0.02	(c)	1.05	(c)	0.06	(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	4,781	0.10		1.05		0.06
Year ended 08/31/12	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.06	2,750	0.13		1.05		0.06
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	4,218	0.26		1.04		0.03
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	7,514	0.29		1.04		0.03
Year ended 08/31/09	1.00	0.01	(0.00)	0.01	(0.01)	—	(0.01)	1.00	0.55	7,414	0.67		1.06		0.64

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $140,102, $99,700, $128,243, $42,631, $4,477 and $4,032 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.

54                         Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Personal Investment Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2013 through February 28, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Personal Investment Class	Beginning Account Value (09/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/14)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/14)	Expenses Paid During Period[2]
Liquid Assets Portfolio	$1,000.00	$1,000.10	$0.99	$1,023.80	$1.00	0.20%
STIC Prime Portfolio	1,000.00	1,000.20	0.45	1,024.35	0.45	0.09
Treasury Portfolio	1,000.00	1,000.10	0.20	1,024.60	0.20	0.04
Government & Agency Portfolio	1,000.00	1,000.10	0.25	1,024.55	0.25	0.05
Government TaxAdvantage Portfolio	1,000.00	1,000.20	0.05	1,024.74	0.05	0.01
Tax-Free Cash Reserve Portfolio	1,000.00	1,000.30	0.10	1,024.70	0.10	0.02

[1]	The actual ending account value is based on the actual total return of the Funds for the period September 1, 2013 through February 28, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

55                         Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	CM-STIT-SAR-6	Invesco Distributors, Inc.

Semiannual Report to Shareholders	February 28, 2014
Private Investment Class
Short-Term Investments Trust (STIT)
Liquid Assets Portfolio
STIC Prime Portfolio
Treasury Portfolio
Government & Agency Portfolio
Government TaxAdvantage Portfolio
Tax-Free Cash Reserve Portfolio

2	Fund Data
3	Letters to Shareholders
4	Schedule of Investments
37	Financial Statements
43	Notes to Financial Statements
54	Financial Highlights
55	Fund Expenses

An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2014, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Data

Private Investment Class data as of 2/28/14

FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Liquid Assets	34 - 47 days	36 days	67 days	$340.5 million
STIC Prime	11 - 20 days	12 days	12 days	160.1 million
Treasury	27 - 51 days	39 days	39 days	583.9 million
Government & Agency	23 - 46 days	38 days	62 days	358.3 million
Government TaxAdvantage	19 - 52 days	44 days	59 days	18.8 million
Tax-Free Cash Reserve	16 - 32 days	16 days	16 days	35.2 million

Weighted average maturity (WAM) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

2                          Short-Term Investments Trust

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

Members of the Invesco Funds Board work continually to oversee how the Invesco Funds are performing in light of ever-changing and often unpredictable economic and market conditions. One of the ways we do this is by verifying that the teams that manage funds understand the risks associated with the investments they make in the funds they manage.

    Regardless of the type of fund in which you’re invested, be assured that the Invesco Funds Board will continue working on your behalf and on behalf of all our fund shareholders, keeping your needs and interests uppermost in our minds.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Karen Dunn Kelley

Dear Shareholders:

Throughout calendar year 2013, the US Federal Reserve (the Fed) continued its accommodative monetary policies, purchasing $40 billion in mortgage-backed securities and $45 billion in longer term Treasury securities each month as part of the third round of its quantitative easing.[1] In January 2014, the Fed began reducing, or tapering, its asset purchases.

    Throughout the reporting period, the Fed maintained its target policy rate in a range of between zero and 0.25%, committing to keep interest rates exceptionally low as long as unemployment remains above 6.5% and inflation remains below 2.5%.[1] These policies kept short-term interest rates low, creating a challenging environment for money market funds.

    Overall, moderate economic growth, low inflation and strong corporate fundamentals in 2013 created a supportive environment for fixed income credit.

    For Invesco Global Liquidity, part of Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield – in that order – to our money market fund investors.

    All of us at Invesco Fixed Income are dedicated to helping our clients achieve their liquidity needs. We are also committed to excellence in customer service. If you have questions about your account, please contact one of our Invesco Global Liquidity representatives at 800 659 1005.

Sincerely,

Karen Dunn Kelley

Senior Managing Director, Investments

1  Source: US Federal Reserve

3                          Short-Term Investments Trust

Schedule of Investments

February 28, 2014

(Unaudited)

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–42.30%(a)
Asset-Backed Securities–Consumer Receivables–4.61%
Barton Capital LLC(b)(c)	0.18%	11/06/14	$100,000	$100,000,000
Old Line Funding, LLC(b)	0.17%	04/14/14	37,970	37,962,111
Old Line Funding, LLC(b)	0.17%	03/18/14	37,900	37,896,957
Old Line Funding, LLC(b)	0.17%	05/20/14	50,000	49,981,111
Old Line Funding, LLC(b)(c)	0.18%	06/12/14	61,100	61,100,000
Old Line Funding, LLC(b)	0.23%	07/15/14	69,574	69,513,548
Old Line Funding, LLC(b)	0.24%	03/17/14	50,000	49,994,667
Salisbury Receivables Co. LLC(b)	0.18%	04/07/14	60,000	59,988,900
Sheffield Receivables Corp.(b)	0.17%	04/22/14	25,000	24,993,861
Sheffield Receivables Corp.(b)	0.18%	03/12/14	30,000	29,998,350
Sheffield Receivables Corp.(b)	0.18%	03/14/14	97,000	96,993,695
Sheffield Receivables Corp.(b)	0.18%	04/11/14	68,500	68,485,957
Sheffield Receivables Corp.(b)	0.22%	03/10/14	50,000	49,997,250
Thunder Bay Funding, LLC(b)(c)	0.22%	04/04/14	30,000	30,000,000
Thunder Bay Funding, LLC(b)(c)	0.22%	04/09/14	65,200	65,200,000
Thunder Bay Funding, LLC(b)	0.23%	07/15/14	28,600	28,575,150
Thunder Bay Funding, LLC(b)	0.25%	08/12/14	100,000	99,886,106
				960,567,663

Asset-Backed Securities–Fully Supported–2.04%
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(d)	0.20%	06/09/14	67,600	67,562,444
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(d)	0.20%	07/14/14	84,300	84,236,775
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(d)	0.20%	07/16/14	50,000	49,961,944
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(d)	0.20%	07/16/14	30,000	29,977,167
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(d)	0.20%	08/18/14	50,000	49,952,778
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(d)	0.21%	05/14/14	25,000	24,989,208
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(d)	0.21%	05/15/14	39,200	39,182,850
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(d)	0.21%	05/15/14	79,400	79,365,263
				425,228,429

Asset-Backed Securities–Fully Supported Bank–4.32%
Alpine Securitization Corp. (CEP–Credit Suisse AG)(b)(d)	0.11%	03/11/14	90,000	89,997,250
Alpine Securitization Corp. (CEP–Credit Suisse AG)(b)(d)	0.11%	03/12/14	54,500	54,498,168
Cancara Asset Securitisation LLC (CEP–Lloyds Bank PLC)(b)(d)	0.14%	04/03/14	20,000	19,997,434
Cancara Asset Securitisation LLC (CEP–Lloyds Bank PLC)(b)(d)	0.14%	04/04/14	80,500	80,489,356
Concord Minutemen Capital Co., LLC Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.20%	03/14/14	102,600	102,592,590
Crown Point Capital Co., LLC Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.20%	03/11/14	95,000	94,994,722
Crown Point Capital Co., LLC Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.20%	03/14/14	12,900	12,899,068
Crown Point Capital Co., LLC Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.20%	03/17/14	50,000	49,995,556
Crown Point Capital Co., LLC Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.21%	03/06/14	30,300	30,299,116
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi)(b)(d)	0.17%	04/07/14	25,000	24,995,632
Govco LLC (CEP–Citibank NA)(b)	0.12%	03/13/14	44,100	44,098,236
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.20%	03/11/14	50,000	49,997,222
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.20%	03/14/14	25,000	24,998,195

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities–Fully Supported Bank–(continued)
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.20%	04/11/14	$34,100	$34,092,233
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.21%	03/05/14	61,700	61,698,560
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.21%	03/12/14	25,000	24,998,396
Mountcliff Funding LLC (Multi-CEP’s–Deutsche Bank Trust Co. Americas)(b)(d)	0.12%	03/04/14	50,000	49,999,500
Ridgefield Funding Co. LLC (CEP–BNP Paribas SA)(b)(d)	0.24%	05/06/14	50,000	49,978,000
				900,619,234

Asset-Backed Securities–Multi-Purpose–6.93%
Atlantic Asset Securitization LLC(b)(d)	0.12%	03/12/14	40,000	39,998,533
Atlantic Asset Securitization LLC(b)(c)(d)	0.18%	08/06/14	109,200	109,200,000
Atlantic Asset Securitization LLC(b)(c)(d)	0.23%	08/29/14	160,000	160,000,000
Chariot Funding, LLC(b)	0.22%	07/08/14	25,000	24,980,292
Chariot Funding, LLC(b)	0.22%	08/05/14	50,000	49,952,028
Chariot Funding, LLC(b)	0.23%	05/01/14	50,000	49,980,514
Chariot Funding, LLC(b)	0.23%	05/08/14	95,000	94,958,728
Chariot Funding, LLC(b)	0.23%	06/05/14	46,100	46,071,725
Chariot Funding, LLC(b)	0.23%	06/09/14	25,000	24,984,028
Chariot Funding, LLC(b)	0.23%	06/11/14	25,000	24,983,708
Chariot Funding, LLC(b)	0.23%	07/07/14	50,000	49,959,111
Chariot Funding, LLC(b)	0.24%	04/16/14	37,400	37,388,531
Jupiter Securitization Co. LLC(b)	0.22%	07/15/14	14,800	14,787,699
Jupiter Securitization Co. LLC(b)	0.23%	03/18/14	35,000	34,996,199
Jupiter Securitization Co. LLC(b)	0.23%	04/03/14	60,000	59,987,350
Jupiter Securitization Co. LLC(b)	0.23%	06/03/14	32,300	32,280,602
Jupiter Securitization Co. LLC(b)	0.23%	07/02/14	50,000	49,960,708
Jupiter Securitization Co. LLC(b)	0.24%	03/03/14	73,000	72,999,027
Jupiter Securitization Co. LLC(b)	0.24%	03/04/14	46,000	45,999,080
Jupiter Securitization Co. LLC(b)	0.24%	04/02/14	40,000	39,991,467
Mont Blanc Capital Corp.(b)(d)	0.19%	04/14/14	33,626	33,618,191
Mont Blanc Capital Corp.(b)(d)	0.22%	03/10/14	50,000	49,997,250
Nieuw Amsterdam Receivables Corp.(b)(d)	0.14%	04/04/14	60,000	59,992,067
Regency Markets No. 1 LLC(b)(d)	0.14%	03/10/14	40,525	40,523,581
Regency Markets No. 1 LLC(b)(d)	0.14%	03/12/14	85,000	84,996,364
Regency Markets No. 1 LLC(b)(d)	0.14%	03/20/14	30,000	29,997,783
Scaldis Capital LLC(b)(d)	0.13%	03/20/14	57,000	56,996,089
Versailles Commercial Paper LLC(b)	0.18%	04/14/14	25,000	24,994,500
				1,444,575,155

Consumer Finance–1.03%
Toyota Motor Credit Corp.(d)	0.22%	03/03/14	155,000	154,998,106
Toyota Motor Credit Corp.(d)	0.25%	09/30/14	60,000	59,911,250
				214,909,356

Diversified Banks–16.34%
ANZ New Zealand Int’l Ltd.(b)(d)	0.21%	07/10/14	60,200	60,153,997
Australia & New Zealand Banking Group, Ltd.(b)(d)	0.17%	03/14/14	50,000	49,996,930
Barclays Bank PLC(b)(c)(d)	0.49%	07/31/14	210,000	210,000,000
BNP Paribas Finance Inc.(d)	0.19%	05/05/14	40,000	39,986,278
BNP Paribas Finance Inc.(d)	0.20%	05/06/14	119,000	118,956,367
Collateralized Commercial Paper Co., LLC	0.30%	08/18/14	160,000	159,773,333

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks–(continued)
Collateralized Commercial Paper Co., LLC	0.31%	03/03/14	$78,000	$77,998,657
Collateralized Commercial Paper Co., LLC	0.40%	09/02/14	130,000	129,732,778
Collateralized Commercial Paper II Co., LLC(b)	0.31%	03/03/14	90,000	89,998,450
Collateralized Commercial Paper II Co., LLC(b)	0.40%	08/05/14	50,000	49,912,778
Commonwealth Bank of Australia(b)(c)(d)	0.15%	05/20/14	100,000	100,000,000
Dexia Credit Local S.A.(d)	0.22%	06/17/14	77,100	77,049,114
Dexia Credit Local S.A.(d)	0.23%	07/08/14	146,200	146,079,506
Dexia Credit Local S.A.(d)	0.24%	07/07/14	50,000	49,957,333
Dexia Credit Local S.A.(d)	0.24%	08/19/14	60,500	60,431,030
Dexia Credit Local S.A.(d)	0.32%	08/18/14	79,400	79,280,018
JP Morgan Securities LLC(b)	0.40%	08/12/14	100,000	99,817,778
Lloyds Bank PLC(d)	0.08%	03/05/14	135,000	134,998,875
Mizuho Funding, LLC(b)(d)	0.13%	03/27/14	32,000	31,996,996
Mizuho Funding, LLC(b)(d)	0.22%	05/06/14	100,000	99,959,667
Mizuho Funding, LLC(b)(d)	0.23%	07/07/14	40,000	39,968,000
National Australia Funding Delaware Inc.(b)(d)	0.19%	06/03/14	75,000	74,962,792
National Australia Funding Delaware Inc.(b)(d)	0.19%	07/14/14	37,800	37,773,068
National Australia Funding Delaware Inc.(b)(d)	0.20%	07/07/14	28,600	28,579,662
Natixis US Finance Co., LLC(d)	0.12%	03/05/14	79,100	79,098,945
Natixis US Finance Co., LLC(d)	0.21%	03/11/14	50,000	49,997,083
Oversea-Chinese Banking Corp. Ltd.(d)	0.18%	04/03/14	73,400	73,387,889
Oversea-Chinese Banking Corp. Ltd.(d)	0.18%	04/07/14	100,000	99,981,500
Oversea-Chinese Banking Corp. Ltd.(d)	0.20%	03/10/14	73,000	72,996,350
PNC Bank, N.A.	0.28%	10/06/14	29,600	29,600,000
Rabobank USA Financial Corp.(d)	0.17%	03/17/14	112,800	112,791,477
Rabobank USA Financial Corp.(d)	0.21%	04/03/14	111,000	110,978,633
Societe Generale North America, Inc.(d)	0.09%	03/10/14	120,400	120,397,441
Societe Generale North America, Inc.(d)	0.19%	03/03/14	100,000	99,998,944
Societe Generale North America, Inc.(d)	0.23%	05/05/14	160,200	160,133,473
Standard Chartered Bank(b)(d)	0.19%	05/06/14	50,000	49,982,583
Standard Chartered Bank(b)(d)	0.22%	06/02/14	50,000	49,971,583
United Overseas Bank Ltd.(b)(d)	0.17%	03/03/14	150,000	149,998,583
United Overseas Bank Ltd.(b)(d)	0.17%	03/07/14	100,000	99,997,167
				3,406,675,058

Other Diversified Financial Services–0.67%
General Electric Capital Corp.	0.20%	03/10/14	65,000	64,996,750
General Electric Capital Corp.	0.20%	07/09/14	75,600	75,545,400
				140,542,150

Pharmaceuticals–0.20%
Sanofi S.A.(b)(d)	0.09%	03/21/14	42,000	41,997,900

Regional Banks–4.12%
BNZ International Funding Ltd.(b)(d)	0.16%	04/07/14	71,100	71,088,308
BNZ International Funding Ltd.(b)(d)	0.21%	08/26/14	20,000	19,979,233
Landesbank Hessen-Thueringen Girozentrale(b)(d)	0.12%	03/13/14	54,600	54,597,816
Mitsubishi UFJ Trust & Banking Corp.(b)(d)	0.23%	05/02/14	78,600	78,568,866
Mitsubishi UFJ Trust & Banking Corp.(b)(d)	0.24%	07/28/14	66,200	66,134,241
Sumitomo Mitsui Banking Corp.(b)(d)	0.20%	04/07/14	80,000	79,983,555

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Regional Banks–(continued)
Sumitomo Mitsui Banking Corp.(b)(d)	0.20%	04/28/14	$150,000	$149,951,667
Sumitomo Mitsui Banking Corp.(b)(d)	0.21%	04/21/14	50,000	49,985,479
Sumitomo Mitsui Banking Corp.(b)(d)	0.25%	08/05/14	57,000	56,937,854
Sumitomo Mitsui Trust Bank Ltd.(b)(d)	0.14%	03/07/14	52,400	52,398,821
Sumitomo Mitsui Trust Bank Ltd.(b)(d)	0.14%	03/05/14	20,000	19,999,689
Sumitomo Mitsui Trust Bank Ltd.(b)(d)	0.14%	03/06/14	100,000	99,998,056
Sumitomo Mitsui Trust Bank Ltd.(b)(d)	0.16%	04/07/14	57,000	56,990,627
				856,614,212

Soft Drinks–0.75%
Coca-Cola Co. (The)(b)	0.18%	05/05/14	50,000	49,983,750
Coca-Cola Co. (The)(b)	0.19%	09/02/14	50,000	49,951,181
Coca-Cola Co. (The)(b)	0.19%	09/03/14	31,000	30,969,568
Coca-Cola Co. (The)(b)	0.19%	09/04/14	25,000	24,975,326
				155,879,825

Specialized Finance–1.29%
Caisse des Depots et Consignations(b)(d)	0.11%	03/06/14	200,000	199,996,944
CDP Financial Inc.(b)(d)	0.19%	06/09/14	39,000	38,979,417
CDP Financial Inc.(b)(d)	0.19%	08/05/14	29,000	28,975,970
				267,952,331

Thrifts & Mortgage Finance–0.00%
Nationwide Building Society(b)(d)	0.22%	04/14/14	900	899,758
Total Commercial Paper (Cost $8,816,461,071)				8,816,461,071

Certificates of Deposit–28.03%
Australia & New Zealand Banking Group, Ltd.(d)	0.10%	03/03/14	400,000	400,000,000
Australia & New Zealand Banking Group, Ltd.(d)	0.17%	08/01/14	58,300	58,300,000
Bank of Montreal(d)	0.06%	03/04/14	125,000	125,000,000
Bank of Montreal(d)	0.17%	03/05/14	78,600	78,600,000
Bank of Montreal(c)(d)	0.34%	03/12/15	200,000	200,000,000
Bank of Nova Scotia(c)(d)	0.17%	04/10/14	114,500	114,499,371
Bank of Nova Scotia(d)	0.21%	04/03/14	105,000	105,000,000
Bank of Nova Scotia(c)(d)	0.30%	08/06/14	60,000	60,000,000
Bank of Nova Scotia(c)(d)	0.34%	02/27/15	120,100	120,100,000
Bank of Nova Scotia(c)(d)	0.34%	03/11/15	100,000	100,000,000
Bank of Scotland(d)	0.06%	03/03/14	145,000	145,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.17%	03/03/14	140,000	140,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.20%	05/02/14	100,000	100,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.21%	05/22/14	35,000	35,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.24%	03/11/14	91,000	91,000,000
Barclays Bank PLC(c)(d)	0.25%	03/11/14	32,000	32,000,000
Barclays Bank PLC(c)(d)	0.25%	06/17/14	450,000	450,000,000
Commonwealth Bank of Australia(d)	0.22%	05/06/14	150,000	150,001,374
Credit Agricole Corporate & Investment Bank(d)	0.10%	03/03/14	170,313	170,313,306
Credit Agricole Corporate & Investment Bank(d)	0.11%	03/05/14	329,000	329,000,000
Mitsubishi UFJ Trust & Banking Corp.(d)	0.22%	06/06/14	95,000	95,000,000
Mizuho Bank Ltd.(d)	0.21%	04/15/14	48,900	48,900,000
Mizuho Bank Ltd.(d)	0.22%	06/03/14	41,000	41,000,000
Mizuho Bank Ltd.(d)	0.23%	03/13/14	100,000	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Mizuho Bank Ltd.(d)	0.23%	04/02/14	$50,000	$50,000,000
Nationwide Building Society(d)	0.21%	04/09/14	75,000	74,982,949
Natixis(d)	0.09%	03/03/14	250,000	250,000,000
Natixis(c)(d)	0.32%	06/25/14	271,000	271,000,000
Nordea Bank Finland PLC(d)	0.14%	05/13/14	70,000	70,000,000
Nordea Bank Finland PLC(d)	0.17%	03/06/14	50,000	50,000,000
Nordea Bank Finland PLC(d)	0.18%	04/02/14	100,000	100,000,000
Norinchukin Bank (The)(c)(d)	0.24%	07/09/14	153,100	153,100,000
Norinchukin Bank (The)(d)	0.25%	08/08/14	46,000	46,000,000
Oversea-Chinese Banking Corp. Ltd.(d)	0.18%	04/09/14	115,100	115,100,000
Royal Bank of Canada(c)(d)	0.33%	03/04/15	300,000	300,000,000
Societe Generale(c)(d)	0.23%	11/13/14	110,000	110,000,000
Sumitomo Mitsui Banking Corp.(d)	0.21%	04/01/14	25,000	25,000,215
Sumitomo Mitsui Banking Corp.(d)	0.25%	05/01/14	50,000	50,000,000
Sumitomo Mitsui Trust Bank Ltd.(d)	0.25%	07/14/14	28,600	28,600,000
Swedbank AB(d)	0.07%	03/04/14	110,000	110,000,000
Toronto-Dominion Bank(d)	0.11%	03/03/14	50,000	50,000,000
Toronto-Dominion Bank(d)	0.11%	03/11/14	62,500	62,500,000
Toronto-Dominion Bank(d)	0.20%	05/21/14	55,000	55,000,000
Toronto-Dominion Bank(d)	0.20%	06/02/14	170,000	170,000,000
Toronto-Dominion Bank(d)	0.20%	07/28/14	33,300	33,300,000
Toronto-Dominion Bank(d)	0.22%	03/03/14	30,000	30,000,000
Wells Fargo Bank, N.A.(c)	0.17%	05/02/14	150,000	150,000,000
Wells Fargo Bank, N.A.(c)	0.17%	06/02/14	200,000	200,000,000
Total Certificates of Deposit (Cost $5,843,297,215)				5,843,297,215

Variable Rate Demand Notes–8.39%(e)
Credit Enhanced–8.35%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.16%	06/01/29	800	800,000
Appleton (City of) (Great Northern Corp.); Series 1999 A, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	09/01/19	4,500	4,500,000
Arlington (County of) Industrial Development Authority (Woodbury Park Apartments); Series 2005 A, Ref. VRD MFH RB (CEP–FHLMC)	0.03%	03/01/35	13,185	13,185,000
Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.16%	10/01/33	7,360	7,360,000
Austin (City of), Texas Housing Finance Corp. (Stassney Woods Apartments); Series 2004 A, Ref. VRD MFH RB (CEP–FNMA)	0.03%	10/15/32	3,350	3,350,000
Austin (County of), Texas Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	12/01/14	4,550	4,550,000
Bachelor Gulch Metropolitan District; Series 2004, VRD Unlimited Tax GO Bonds (LOC–U.S. Bank, N.A.)(f)	0.04%	12/01/23	1,755	1,755,000
Beaver Dam (City of) (YMCA of Dodge County, Inc.); Series 2006, VRD Development RB (LOC–FHLB of Chicago)(f)	0.03%	12/02/41	5,305	5,305,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	12/01/28	1,100	1,100,000
Bexar (County of), Texas Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.04%	12/15/34	3,355	3,355,000
Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	06/01/37	34,385	34,385,000
Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust); Series 2001 A, VRD Limited Obligation Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.04%	02/01/31	7,735	7,735,000
Broward (County of) Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)	0.03%	12/01/29	6,930	6,930,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	07/01/39	$24,200	$24,200,000
Butler (County of) (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.03%	06/01/35	6,065	6,065,000
Butler (County of), Ohio (Lakota Family YMCA); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	05/01/27	1,750	1,750,000
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	11/01/38	1,900	1,900,000
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2011 D, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	07/01/41	41,800	41,800,000
California (State of); Series 2005 B-5, Ref. VRD Unlimited Tax GO Bonds (LOC–Barclays Bank PLC)(d)(f)	0.02%	05/01/40	30,000	30,000,000
Cambridge (City of) (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC–PNC Bank, N.A.)(f)	0.04%	12/01/21	1,900	1,900,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.14%	07/01/38	900	900,000
Carson (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, Hospital RB (LOC–U.S. Bank, N.A.)(f)	0.04%	09/01/33	19,905	19,905,000
Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.03%	06/15/31	2,685	2,685,000
Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.03%	06/15/31	2,010	2,010,000
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(f)	0.04%	11/01/40	2,870	2,870,000
Channahon (Village of) (Morris Hospital); Series 2003 D, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.03%	12/01/32	2,540	2,540,000
Chicago (City of), Illinois (Neighborhoods Alive 21 Program); Series 2002 B3, VRD Unlimited Tax GO Bonds (LOC–Bank of America, N.A.)(d)(f)	0.03%	01/01/37	5,000	5,000,000
Clackamas (County of) Hospital Facility Authority (Legacy Health System);
Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.03%	06/01/37	6,000	6,000,000
Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.03%	06/01/37	24,800	24,800,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	01/01/33	24,575	24,575,000
Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.04%	11/01/38	6,705	6,705,000
Colorado (State of) Educational & Cultural Facilities Authority (King’s Way Christian School); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.04%	04/01/39	5,420	5,420,000
Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.03%	11/01/28	3,710	3,710,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.03%	06/01/15	1,490	1,490,000
Colorado (State of) Housing & Finance Authority (Woodstream Village); Series 1985, VRD MFH RB (CEP–FNMA)	0.05%	02/01/31	3,215	3,215,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.03%	03/01/34	8,200	8,200,000
Cuyahoga (County of), Ohio (Euclid Avenue Housing Corp.);
Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	08/01/42	16,910	16,910,000
Series 2009 B, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.03%	08/01/39	6,750	6,750,000
Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.03%	11/01/30	22,005	22,005,000
DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.03%	06/15/25	6,840	6,840,000
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	09/01/36	3,545	3,545,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	05/01/36	9,500	9,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	0.12%	11/01/30	$1,765	$1,765,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	04/01/38	8,500	8,500,000
Douglas (County of) Hospital Authority No. 2 (Children’s Hospital Obligated Group); Series 2008 A, Ref. VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.04%	08/15/32	4,000	4,000,000
Duval (County of), Florida Housing Finance Authority (The Glades Apartments); Series 2002, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.03%	10/01/32	5,275	5,275,000
East Point (City of) Georgia, Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP–FHLMC)	0.05%	07/01/37	3,700	3,700,000
Elgin (City of) (Judson College); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	06/01/36	6,625	6,625,000
Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	11/01/24	10,000	10,000,000
Emmaus (City of) General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.03%	03/01/30	37,860	37,860,000
Englewood (City of) (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)	0.05%	12/01/34	5,000	5,000,000
Everett (City of) Public Facilities District; Series 2007, VRD RB (LOC–Bank of New York Mellon)(f)	0.04%	04/01/36	11,000	11,000,000
Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	06/01/37	13,065	13,065,000
Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–FNMA)	0.03%	11/15/35	10,990	10,990,000
Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.03%	05/15/31	3,880	3,879,957
Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facilities & Improvement RB (LOC–PNC Bank, N.A.)(f)	0.04%	07/01/33	11,945	11,945,000
Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–U.S. Bank, N.A.)(f)	0.03%	12/01/21	14,000	14,000,000
Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	06/01/23	4,965	4,965,000
Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(f)	0.02%	06/01/19	10,460	10,460,000
Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.03%	06/01/27	9,500	9,500,000
Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.03%	11/01/25	4,500	4,500,000
Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	01/01/38	3,785	3,785,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(f)	0.14%	08/01/37	3,950	3,950,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	04/01/38	12,790	12,790,000
Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(f)	0.03%	12/01/28	8,500	8,500,000
Illinois (State of) Finance Authority (Dominican University); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	03/01/36	3,035	3,035,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	01/01/16	5,815	5,815,000
Illinois (State of) Finance Authority (Latin School of Chicago);
Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	08/01/28	1,200	1,200,000
Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	08/01/35	4,965	4,965,000
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	06/01/29	3,000	3,000,000
Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	11/15/37	42,900	42,900,000
Series 2009 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	11/15/37	6,000	6,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago);
Series 2001, VRD RB (LOC–BMO Harris, N.A.)(f)	0.04%	06/01/29	$5,800	$5,800,000
Series 2004, VRD RB (LOC–BMO Harris N.A.)(f)	0.04%	06/01/34	4,200	4,200,000
Indiana (State of) Finance Authority (Columbus Regional Hospital); Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.04%	08/01/21	13,540	13,540,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.03%	02/01/24	1,000	1,000,000
Indiana (State of) Finance Authority (Howard Regional Health System); Series 2005 B, VRD Hospital RB (LOC–BMO Harris N.A.)(f)	0.03%	01/01/35	3,320	3,320,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 J, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.03%	11/01/37	5,600	5,600,000
Jackson (City of), Tennessee Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.03%	10/15/32	3,970	3,970,000
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(b)	0.03%	03/01/31	3,200	3,200,000
King George (County of), Virginia Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC–JPMorgan Chase Bank, N.A.)(b)(f)	0.05%	09/01/21	2,500	2,500,000
Lancaster (County of) Industrial Development Authority (Willow Valley Retirement Community); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	12/01/39	1,100	1,100,000
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(f)	0.03%	10/01/42	5,130	5,130,000
Lincoln (County of), Pennsylvania (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	11/01/24	12,060	12,060,000
Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	03/01/38	15,255	15,255,000
Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(f)	0.04%	09/01/28	7,415	7,415,000
Luzerne (County of) Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(f)	0.04%	11/01/26	3,770	3,770,000
Lyndhurst (City of), Ohio (Hawken School); Series 2002, VRD Economic Development RB (LOC–PNC Bank, N.A.) (f)	0.05%	05/01/27	3,940	3,940,000
Maplewood (City of) (Mounds Park Academy); Series 2003, VRD Educational Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.03%	10/01/23	625	625,000
Maricopa (County of) Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)	0.05%	04/15/30	7,815	7,815,000
Marietta (City of) Housing Authority (Wood Knoll Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)	0.03%	07/01/24	2,700	2,700,000
Marietta (City of), Georgia Housing Authority (Wood Glen Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)	0.03%	07/01/24	2,000	2,000,000
Marion (County of) Housing Authority (Residence at Marion Estates); Series 1997, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.06%	07/01/27	1,755	1,755,000
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	07/01/28	3,900	3,900,000
Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.04%	07/01/33	3,535	3,535,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	04/01/35	7,500	7,500,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC–TD Bank N.A)(f)	0.03%	07/01/41	9,450	9,450,000
Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.03%	07/01/38	1,865	1,865,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(f)	0.16%	03/01/39	7,825	7,825,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	10/15/30	$18,780	$18,780,000
Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	10/15/38	19,191	19,191,000
Middletown (City of), Ohio (Atrium Medical Center Obligated Group); Series 2008 A, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	11/15/39	18,500	18,500,000
Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(f)	0.03%	09/01/40	5,795	5,795,000
Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.04%	01/01/25	1,105	1,105,000
Minnesota (State of) Office of Higher Education; Series 2012 B, VRD Supplemental Student Local Program RB (LOC–Royal Bank of Canada, N.A.)(d)(f)	0.03%	08/01/47	40,000	40,000,000
Minnetonka (City of), Minnesota (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.03%	11/15/31	1,000	1,000,000
Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.05%	12/15/29	5,000	5,000,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.03%	04/01/37	12,300	12,300,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.03%	04/01/37	1,500	1,500,000
Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	10/01/33	12,800	12,800,000
Mobile (City of) Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC–National Australia Bank Ltd.)(b)(d)(f)	0.03%	05/01/41	3,300	3,300,000
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(d)(f)	0.07%	07/01/40	9,000	9,000,000
Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.03%	01/01/36	52,500	52,500,000
Montgomery (County of), Maryland Housing Opportunities Commission; Series 2008 A, VRD Multiple Purpose RB (LOC–PNC Bank, N.A.)(f)	0.03%	05/01/39	2,265	2,265,000
Montgomery (County of), Pennsylvania Industrial Development Authority (LaSalle College High School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	11/01/38	3,725	3,725,000
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds Bank PLC)(d)(f)	0.05%	07/01/38	20,100	20,100,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.03%	07/15/36	7,575	7,574,667
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.03%	02/15/34	425	424,813
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	01/01/18	3,875	3,875,000
New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.04%	12/01/24	2,780	2,780,000
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(f)	0.03%	09/01/37	2,900	2,900,000
New Jersey (State of) Economic Development Authority (Job Haines Home for Aged People); Series 1998, VRD RB (LOC–PNC Bank, N.A.)(f)	0.04%	02/01/28	700	700,000
New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportation System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.03%	06/15/32	48,000	48,000,000
New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC–HSBC Bank USA N.A.)(d)(f)	0.03%	11/01/36	8,645	8,645,000
New York (State of) Housing Finance Agency (Gotham West Housing); Series 2012 A-1, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	05/01/45	17,500	17,500,000
New York (State of) Housing Finance Agency (Related West 29th Street Housing); Series 2012 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.03%	05/01/45	10,000	10,000,000
New York (State of) Long Island Power Authority; Series 2012 D, VRD Electric System General RB (LOC–TD Bank, N.A.)(f)	0.02%	12/01/29	45,410	45,410,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Newport (City of) (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.04%	04/01/32	$13,810	$13,810,000
Newport News (City of), Virginia Industrial Development Authority (Christopher Newport University Foundations); Series 2006, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	08/01/36	1,820	1,820,000
North Carolina (State of) Capital Facilities Finance Agency (Asheville School, Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	04/01/27	2,920	2,920,000
North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	06/01/17	5,440	5,440,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	09/01/27	3,905	3,905,000
Oak Park Heights (City of), Minnesota (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)	0.04%	11/01/35	1,845	1,845,000
Ogden (City of), Utah Redevelopment Agency;
Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.16%	12/01/27	8,020	8,020,000
Series 2009 B-2, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.21%	12/01/27	1,665	1,665,000
Ohio (State of) Higher Educational Facility Commission (Capital University); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	12/01/31	25,595	25,595,000
Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (LOC–FHLB of Chicago)(f)	0.03%	09/01/36	3,715	3,715,000
Olympia (Port of) Economic Development Corp. (Spring Air Northwest); Series 1998, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.06%	11/01/23	600	600,000
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.03%	08/01/34	72,000	72,000,000
Oregon (State of) Health, Housing, Educational & Cultural Facilities Authority (Sacred Heart Medical Center Foundation); Series 1998 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.03%	11/01/28	775	775,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.07%	10/15/38	7,400	7,400,000
Orlando & Orange (Counties of) Expressway Authority; Subseries 2008 B-1, Ref. VRD RB (LOC–Bank of Montreal)(d)(f)	0.03%	07/01/40	2,900	2,900,000
Palm Beach (County of) Housing Finance Authority (Azalea Place Apartments); Series 1999 A, VRD MFH RB (CEP–FHLMC)(b)	0.08%	12/01/32	5,095	5,095,000
Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(f)	0.04%	07/01/32	5,085	5,085,000
Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC–PNC Bank, N.A.)(f)	0.05%	10/01/29	7,000	7,000,000
Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC–PNC Bank, N.A.)(f)	0.09%	08/01/35	1,100	1,100,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(b)(f)	0.05%	05/01/20	2,250	2,250,000
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University) Series 2002 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.03%	05/01/32	30,520	30,520,000
Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	02/01/34	6,960	6,960,000
Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Barclays Bank PLC)(d)(f)	0.03%	12/01/38	40,475	40,475,000
Philadelphia (City of), Pennsylvania Authority for Industrial Development (Chestnut Hill College); Series 2007 A, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	10/01/29	4,100	4,100,000
Pitkin (County of) (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.03%	12/01/24	5,235	5,235,000
Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	06/01/39	1,085	1,085,000
Roswell (City of) Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(b)	0.03%	08/01/24	3,950	3,950,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC–FHLB of Indianapolis)(f)	0.21%	07/01/40	$2,240	$2,240,000
San Gabriel (City of), Texas Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	04/01/26	4,215	4,215,000
Seattle (City of), Washington Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC–U.S. Bank, N.A.)(f)	0.03%	05/01/19	1,660	1,660,000
Shelby (County of) Health, Educational & Housing Facility Board (Providence Place Apartments); Series 2007, Ref. VRD MFH RB (CEP–FNMA)	0.03%	12/15/42	500	500,000
South Carolina (State of) Housing Finance & Development Authority (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB (CEP–FNMA)	0.03%	11/15/35	7,565	7,564,956
South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	03/01/28	3,752	3,752,000
St. Charles (County of), Missouri Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.03%	04/15/27	5,600	5,600,000
St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC–General Electric Capital Corp.)(b)(f)	0.15%	10/01/21	1,990	1,990,000
St. Louis (County of) Industrial Development Authority (Schnuck Markets, Inc.–Kirkwood); Series 1985, VRD IDR (LOC–U.S. Bank, N.A.)(b)(f)	0.04%	12/01/15	3,950	3,950,000
St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.02%	04/15/27	4,970	4,970,000
Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC–Northern Trust Co.)(f)	0.02%	11/15/50	3,500	3,500,000
Texas (State of) Department of Housing & Community Affairs (Champions Crossing Apartments); Series 2006, Ref. VRD MFH Mortgage RB (CEP–FNMA)(b)	0.08%	09/15/36	4,675	4,675,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)	0.03%	05/01/42	13,470	13,470,000
Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.03%	07/01/33	17,375	17,375,000
Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.05%	07/01/41	12,425	12,425,000
Texas (State of) Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.05%	06/01/41	8,590	8,590,000
Tuscaloosa (County of) Industrial Development Authority (Hunt Refining Co.); Series 2011, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(d)(f)	0.04%	04/01/28	10,000	10,000,000
Utah (State of) Associated Municipal Power Systems (Horse Butte Wind); Series 2012 B, VRD RB (LOC–Bank of Montreal)(d)(f)	0.03%	09/01/32	12,000	12,000,000
Vermont (State of) Educational & Health Buildings Financing Agency (Brattleboro Retreat (The)); Series 2011 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.03%	12/01/31	11,210	11,210,000
Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.04%	10/01/34	800	800,000
Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	12/01/38	32,500	32,500,000
Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	08/01/35	4,225	4,225,000
Volusia (County of), Florida Housing Finance Authority (The Anatole Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.03%	10/15/32	750	750,000
Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	06/01/18	10,000	10,000,000
Washington (State of) Housing Finance Commission (Alderwood Court Apartments); Series 2002 A, VRD MFH RB (CEP–FNMA)	0.05%	06/15/35	5,350	5,350,000
Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.04%	12/15/44	950	950,000
Washington (State of) Housing Finance Commission (Holly Village Senior Living); Series 1999 A, VRD MFH RB (CEP–FNMA)	0.07%	07/15/32	6,600	6,600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP–FHLMC)	0.07%	07/01/25	$8,300	$8,300,000
Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP–FNMA)	0.05%	09/01/38	2,000	2,000,000
Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.03%	12/15/44	3,100	3,100,000
Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(f)	0.03%	10/01/19	2,190	2,190,000
Washington (State of) Housing Finance Commission (Pacific Inn Apartments); Series 1996 A, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.03%	05/01/28	3,615	3,615,000
Washington (State of) Housing Finance Commission (Rockwood Retirement Communities Program); Series 1999 A, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(f)	0.03%	01/01/30	13,775	13,775,000
Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.04%	09/15/20	2,680	2,680,000
Wisconsin (State of) Health & Educational Facilities Authority (Goodwill Industries of Southeastern Wisconsin, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.04%	06/01/39	13,155	13,155,000
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 2000, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.16%	06/01/25	1,640	1,640,000
Wisconsin (State of) Health & Educational Facilities Authority (Hospital Sisters Services, Inc.); Series 2012 E, Ref. VRD Obligated Group RB (LOC–Bank of Montreal)(d)(f)	0.03%	08/01/40	21,200	21,200,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.);
Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	12/01/36	8,800	8,800,000
Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	12/01/36	11,000	11,000,000
Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	12/01/32	8,630	8,630,000
Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.04%	08/01/30	5,600	5,600,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	05/01/30	490	490,000
Young Men’s Christian Association of Metropolitan Milwaukee, Inc. (The); Series 2008, VRD Notes (LOC–BMO Harris Bank, N.A.)(f)	0.14%	05/01/33	700	700,000
				1,738,912,393

Other Variable Rate Demand Notes–0.04%(e)
Federal Home Loan Mortgage Corp.; Series M028 A, VRD Multifamily Ctfs.	0.05%	09/15/24	8,660	8,660,000
Total Variable Rate Demand Notes (Cost $1,747,572,393)				1,747,572,393

Other Bonds and Notes–3.84%
General Electric Capital Corp. Sr. Unsec. Global Notes	2.15%	01/09/15	25,457	25,866,694
Royal Bank of Canada, Sr. Unsec. Medium-Term Notes(b)(c)(d)	0.40%	02/27/15	200,000	200,000,000
Wells Fargo Bank, N.A.,
Sr. Unsec. Medium-Term Notes(c)	0.32%	03/20/15	200,000	200,000,000
Unsec. Medium-Term Notes(c)	0.34%	03/20/15	225,000	225,000,000
Westpac Banking Corp. Sr. Unsec. Medium-Term Notes(b)(c)(d)	0.39%	03/06/15	150,000	150,000,000
Total Other Bonds and Notes (Cost $800,866,694)				800,866,694
TOTAL INVESTMENTS (excluding Repurchase Agreements)–82.56% (Cost $17,208,197,373)				17,208,197,373

			Repurchase Amount
Repurchase Agreements–17.43%(g)
BNP Paribas Securities Corp., Open agreement dated 12/26/12, (collateralized by Mortgage-backed securities & Corporate obligations valued at $54,353,938; 0.36%-6.50%, 08/01/16-08/25/46)(d)(h)	0.16%	—	—	50,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Credit Agricole Corp. & Investment Bank, Agreement dated 02/28/14, maturing value of $200,001,333 (collateralized by U.S. Treasury obligation valued at $204,000,043; 1.13%, 04/30/20)	0.08%	03/03/14	$200,001,333	$200,000,000
Credit Agricole Corp. & Investment Bank, Agreement dated 02/28/14, maturing value of $500,002,500 (collateralized by U.S. Treasury & U.S. Government sponsored agency obligations valued at $510,000,007; 1.13%-2.63%, 09/18/18-11/15/20)	0.06%	03/03/14	500,002,500	500,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 02/28/14, aggregate maturing value of $750,003,125 (collateralized by U.S. Treasury obligations valued at $765,000,004; 0.63%-10.63%, 08/15/15-02/15/43)	0.05%	03/03/14	209,564,408	209,563,535
Credit Suisse Securities (USA) LLC, Open agreement dated 04/25/13, (collateralized by Asset-backed & Mortgage-backed securities valued at $373,847,363; 0%-38.67%, 05/15/24-11/03/51)(d)(h)	0.56%	—	—	340,000,000
Federal Reserve Bank of New York, Agreement dated 02/28/14, maturing value of $250,001,042 (collateralized by U.S. Treasury obligation valued at $250,001,129; 3.88%, 05/15/18)	0.05%	03/03/14	250,001,042	250,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/26/14, maturing value of $368,286,836 (collateralized by Asset-backed securities, Mortgage-backed securities, U.S. Government sponsored agency obligations, Corporate obligations, Sovereign debt & other instruments valued at $402,304,603; 0%-11.75%, 03/19/14-10/01/66)(i)	0.46%	04/28/14	368,286,836	368,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/28/14, maturing value of $305,151,229 (collateralized by Asset-backed securities, Mortgage-backed securities, Corporate obligations & Sovereign debt valued at $333,404,721; 0%-9.00%, 09/01/15-12/29/99)	0.51%	04/04/14	305,151,229	305,000,000
RBC Capital Markets Corp., Joint agreement dated 02/28/14, aggregate maturing value of $750,003,750 (collateralized by U.S. Treasury obligation valued at $765,000,013; 0.63%, 02/15/17)	0.06%	03/03/14	500,002,500	500,000,000
RBC Capital Markets Corp., Joint Term agreement dated 01/31/14, aggregate maturing value of $200,045,000 (collateralized by U.S. Government sponsored agency obligations valued at $204,000,001; 3.50%, 04/01/32-10/20/42)(i)	0.09%	05/01/14	50,011,250	50,000,000
RBC Capital Markets Corp., Term agreement dated 02/03/14, maturing value of $100,068,250 (collateralized by Corporate & Municipal obligations valued at $105,000,000; 0%-8.63%, 03/15/14-08/15/47(d)(i)	0.27%	05/05/14	100,068,250	100,000,000
RBC Capital Markets Corp., Term agreement dated 12/12/13, maturing value of $75,048,750 (collateralized by Corporate obligations valued at $78,750,000; 0.24%-9.63%, 03/17/14-02/01/44)(d)(i)	0.26%	03/12/14	75,048,750	75,000,000
RBC Capital Markets Corp., Term agreement dated 12/18/13, maturing value of $150,097,500 (collateralized by Corporate obligations valued at $157,500,000; 0%-9.50%, 04/17/14-03/01/44)(d)(i)	0.26%	03/18/14	150,097,500	150,000,000
Societe Generale, Agreement dated 02/28/14, maturing value of $250,001,250 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,000; 2.50%-4.50%, 04/01/26-03/01/43)	0.06%	03/03/14	250,001,250	250,000,000
Wells Fargo Securities, LLC, Joint agreement dated 02/28/14, aggregate maturing value of $600,003,000 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $612,000,000; 0%-14.50%, 08/15/14-02/15/44)	0.06%	03/03/14	286,292,707	286,291,276
Total Repurchase Agreements (Cost $3,633,854,811)				3,633,854,811
TOTAL INVESTMENTS(j)(k)–99.99% (Cost $20,842,052,184)				20,842,052,184
OTHER ASSETS LESS LIABILITIES–0.01%				2,670,858
NET ASSETS–100.00%				$20,844,723,042

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation

Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds

RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Short-Term Investments Trust

Liquid Assets Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (“the 1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2014 was $6,758,314,541, which represented 32.42% of the Fund’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2014.
(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 12.3%; Canada: 11.0%; Japan: 10.2%; United Kingdom: 8.6%; Australia: 5.8%; other countries less than 5% each: 13.6%.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2014.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
U.S. Bancorp	5.2%

Portfolio Composition by Maturity

In days, as of 2/28/14

1-7	41.3%
8-30	9.6
31-60	12.2
61-90	10.0
91-180	18.0
181+	8.9

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Short-Term Investments Trust

Schedule of Investments

February 28, 2014

(Unaudited)

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–43.10%(a)

Asset-Backed Securities-Consumer Receivables-0.93%
Barton Capital LLC(c)	0.18%	11/06/14	$30,000	$30,000,000

Asset-Backed Securities–Fully Supported Bank–9.76%
Alpine Securitization Corp. (CEP–Credit Suisse AG)(b)(c)	0.11%	03/12/14	8,000	7,999,731
Alpine Securitization Corp. (CEP–Credit Suisse AG)(b)(c)	0.11%	03/14/14	50,000	49,998,014
Alpine Securitization Corp. (CEP–Credit Suisse AG)(b)(c)	0.11%	03/11/14	13,000	12,999,603
Cancara Asset Securitisation LLC (CEP–Lloyds Bank PLC)(b)(c)	0.14%	04/04/14	12,000	11,998,413
Cancara Asset Securitisation LLC (CEP–Lloyds Bank PLC)(b)(c)	0.14%	04/03/14	25,000	24,996,792
Concord Minutemen Capital Co., LLC Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(c)	0.20%	03/14/14	15,000	14,998,917
Concord Minutemen Capital Co., LLC, Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(c)	0.21%	03/04/14	20,000	19,999,650
Crown Point Capital Co., LLC Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(c)	0.20%	03/14/14	2,000	1,999,856
Crown Point Capital Co., LLC Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(c)	0.21%	03/06/14	5,000	4,999,854
Crown Point Capital Co., LLC Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(c)	0.20%	03/17/14	50,000	49,995,555
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	0.18%	03/03/14	50,000	49,999,500
Govco LLC (CEP–Citibank NA)(c)	0.12%	03/13/14	7,000	6,999,720
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(c)	0.20%	04/01/14	25,000	24,995,694
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(c)	0.20%	03/14/14	5,900	5,899,574
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(c)	0.21%	03/05/14	9,000	8,999,790
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(c)	0.20%	03/11/14	10,000	9,999,445
Manhattan Asset Funding Co., LLC (CEP–Sumitomo Mitsui Financial Group, Inc.)(b)(c)	0.15%	03/19/14	6,000	5,999,550
				312,879,658

Asset-Backed Securities–Multi-Purpose–16.65%
Atlantic Asset Securitization LLC(b)(c)	0.18%	08/06/14	16,000	16,000,000
Atlantic Asset Securitization, LLC(b)(c)	0.12%	03/10/14	40,000	39,998,800
Gemini Securitization Corp., LLC Cost(b)(c)	0.15%	03/07/14	50,000	49,998,750
Nieuw Amsterdam Receivables Corp.(b)(c)	0.14%	03/05/14	100,000	99,998,444
Nieuw Amsterdam Receivables Corp.(b)(c)	0.15%	03/24/14	26,000	25,997,508
Regency Markets No. 1 LLC(b)(c)	0.14%	03/12/14	50,000	49,997,861
Regency Markets No. 1 LLC(b)(c)	0.14%	03/13/14	75,731	75,727,466
Regency Markets No. 1 LLC(b)(c)	0.14%	03/14/14	20,000	19,998,989
Scaldis Capital LLC(b)(c)	0.13%	03/20/14	8,000	7,999,451
Scaldis Capital, LLC(b)(c)	0.12%	03/10/14	80,000	79,997,600
Scaldis Capital, LLC(b)(c)	0.00%	03/17/14	43,000	42,996,942
Versailles Commercial Paper LLC(c)	0.17%	04/04/14	25,000	24,995,986
				533,707,797

Diversified Banks–4.90%
Landesbank Hessen-Thueringen Girozentrale(b)(c)	0.12%	03/13/14	8,000	7,999,680
Lloyds Bank PLC(b)	0.08%	03/05/14	19,000	18,999,842
Natixis US Finance Co., LLC(b)	0.12%	03/05/14	12,000	11,999,840
Societe Generale North America, Inc.(b)	0.09%	03/10/14	18,000	17,999,618
Standard Chartered Bank(b)(c)	0.14%	04/08/14	100,000	99,985,750
				156,984,730

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Life & Health Insurance–1.87%
MetLife Short Term Funding LLC(c)	0.09%	03/05/14	$60,000	$59,999,400

Pharmaceuticals–2.50%
Sanofi Pharmaceuticals(b)(c)	0.07%	03/20/14	80,000	79,997,044

Regional Banks–4.30%
Macquarie Bank Ltd.(b)(c)	0.14%	03/31/14	80,000	79,990,667
Macquarie Bank Ltd.(b)(c)	0.15%	03/31/14	50,000	49,993,750
Sumitomo Mitsui Trust Bank Ltd.(b)(c)	0.14%	03/07/14	8,000	7,999,820
				137,984,237

Specialized Finance–2.19%
Kreditanstalt fur Wiederaufbau(b)(c)	0.09%	03/07/14	27,975	27,974,580
Kreditanstalt fur Wiederaufbau(b)(c)	1.50%	04/04/14	42,215	42,273,250
				70,247,830
Total Commercial Paper (Cost $1,381,800,696)				1,381,800,696

Certificates of Deposit–15.50%
Bank of Montreal(b)	0.09%	03/06/14	100,000	100,000,000
Barclays Bank PLC(b)	0.25%	03/11/14	60,000	60,000,000
Credit Agricole Corporate & Investment Bank(b)	0.11%	03/05/14	50,000	50,000,000
Nordea Bank(b)	0.05%	03/06/14	100,000	100,000,000
Norinchukin Bank (The)(b)	0.17%	03/17/14	30,000	30,000,000
Oversea-Chinese Banking Corp., Ltd.(b)	0.24%	03/04/14	25,000	25,000,145
Swedbank AB(b)	0.06%	03/04/14	15,000	15,000,000
Swedbank AB(b)	0.07%	03/04/14	17,000	17,000,000
Toronto-Dominion Bank(b)	0.11%	03/03/14	50,000	50,000,000
Toronto-Dominion Bank(b)	0.12%	03/03/14	50,000	50,000,000
Total Certificates of Deposit (Cost $497,000,145)				497,000,145

Variable Rate Demand Notes–8.29%(d)
Credit Enhanced–8.29%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.16%	06/01/29	2,355	2,355,000
Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(c)(e)	0.05%	10/01/25	3,000	3,000,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(e)	0.14%	12/01/28	2,600	2,600,000
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(e)	0.04%	11/01/40	5,860	5,860,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(e)	0.03%	01/01/33	2,015	2,015,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2007, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.03%	06/01/37	5,000	5,000,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(e)	0.03%	03/01/34	1,800	1,800,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.03%	04/01/38	27,200	27,200,000
Franklin (County of), Ohio (Doctors Ohio Health Corp.); Sub. Series 1998 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(e)	0.03%	12/01/28	5,450	5,450,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(e)	0.03%	03/01/30	1,800	1,800,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.03%	04/01/38	8,600	8,600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.04%	01/01/16	$5,795	$5,795,000
Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.04%	08/01/28	11,530	11,530,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.03%	02/01/24	5,700	5,700,000
Indiana (State of) Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.04%	02/01/39	3,700	3,700,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank N.A.)(e)	0.03%	09/01/48	5,000	5,000,000
Jacksonville (City of), Florida Housing Finance Authority (St. Augustine Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.03%	07/15/33	3,830	3,830,000
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(e)	0.02%	10/01/38	2,390	2,390,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.04%	10/15/38	16,399	16,399,000
Minnetonka (City of), Minnesota (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.03%	11/15/31	4,000	4,000,000
Monmouth (City of), Illinois (Monmouth College); Series 2005, VRD IDR (LOC–PNC Bank, N.A.)(e)	0.05%	06/01/35	5,440	5,440,000
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds Bank PLC)(b)(e)	0.05%	07/01/38	935	935,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.03%	02/15/34	3,695	3,695,000
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(e)	0.04%	01/01/18	5,600	5,600,000
New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.04%	01/01/24	14,000	14,000,000
New York (State of) Long Island Power Authority; Series 2012 D, VRD Electric System General RB (LOC–TD Bank, N.A.)(e)	0.02%	12/01/29	43,600	43,600,000
Newport (City of) (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(e)	0.04%	04/01/32	1,610	1,610,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.06%	09/01/27	2,815	2,815,000
Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(e)	0.05%	06/01/23	5,500	5,500,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.07%	10/15/38	1,600	1,600,000
Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Barclays Bank PLC)(b)(e)	0.03%	12/01/38	15,000	15,000,000
Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC–Canadian Imperial Bank of Commerce)(b)(e)	0.04%	03/01/36	11,000	11,000,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(e)	0.03%	11/01/29	1,800	1,800,000
St. Louis (County of), Missouri Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.03%	04/15/27	9,170	9,170,000
Washington (State of) Housing Finance Commission (Bertschi School); Series 2006, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(e)	0.03%	06/01/35	5,525	5,525,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.04%	12/01/36	6,400	6,400,000
Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.04%	03/01/36	5,800	5,800,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.05%	05/01/30	2,415	2,415,000
Total Variable Rate Demand Notes (Cost $265,929,000)				265,929,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–0.41%
Overseas Private Investment Corp. (OPIC)–0.41%
Unsec. VRD COP Bonds(d) (Cost $13,000,000)	0.12%	05/15/30	$13,000	$13,000,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–67.30% (Cost $2,157,729,841)				2,157,729,841

			Repurchase Amount
Repurchase Agreements–32.67%(f)
Credit Agricole Corp. & Investment Bank, Agreement dated 02/28/14, maturing value of $250,001,250 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,001; 3.00%-4.00%, 02/01/27-10/01/42)	0.06%	03/03/14	250,001,250	250,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 02/28/14, aggregate maturing value of $750,003,125 (collateralized by U.S. Treasury obligations valued at $765,000,004; 0.63%-10.63%, 08/15/15-02/15/43)	0.05%	03/03/14	127,506,506	127,505,975
ING Financial Markets, LLC, Joint agreement dated 02/28/14, aggregate maturing value $550,002,750 (collateralized by U.S. Government sponsored agency obligations valued at $561,000,090; 2.04%-4.50%, 06/01/25-09/01/43)	0.06%	03/03/14	200,001,000	200,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/26/14, maturing value $55,042,869 (collateralized by Asset-backed securities obligations, Mortgage-backed securities obligations, U.S. Government sponsored agency obligations, Sovereign debt & Municipal obligations valued at $59,843,220; 0%-10.80%, 02/01/15-11/25/52(g)	0.46%	04/28/14	55,042,869	55,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/28/14, maturing value $25,019,167 (collateralized by Asset-backed & Mortgaged backed securities valued at $27,500,000; 0%-6.39%, 01/01/32-12/28/38)	0.46%	04/29/14	25,019,167	25,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/28/14, maturing value $45,022,313 (collateralized by Asset-backed securities, Mortgage-backed securities, Corporate obligations & Sovereign debt valued at $49,087,701; 0%-11.75%, 02/15/15-04/25/52)	0.51%	04/04/14	45,022,313	45,000,000
RBC Capital Markets Corp., Joint Term agreement dated 01/31/14, aggregate maturing value $200,045,000 (collateralized by U.S. Government sponsored agency obligations valued at $204,000,001; 3.50%, 04/01/32-10/20/42)(b)(g)	0.09%	05/01/14	100,022,500	100,000,000
RBC Capital Markets Corp., Term agreement dated 02/03/14, maturing value $50,034,125 (collateralized by Corporate & Municipal obligations valued at $52,500,000; 0%-8.36%, 06/01/15-04/01/49)(b)	0.27%	05/05/14	50,034,125	50,000,000
RBC Capital Markets Corp., Term agreement dated 12/12/13, maturing value $95,061,750 (collateralized by Corporate obligations valued at $99,750,000; 0.42%-9.63%, 10/31/14-12/15/43)(b)	26.00%	03/12/14	95,061,750	95,000,000
Wells Fargo Securities, LLC, Term agreement dated 02/07/14, maturing value of $100,049,167 (collateralized by Asset-backed securities, Mortgage-backed securities, Corporate obligations, Sovereign debt & other instruments valued at $104,577,713; 0%-8.88%, 03/05/14-12/15/43)	0.30%	04/07/14	100,049,167	100,000,000
Total Repurchase Agreements (Cost $1,047,505,975)				1,047,505,975
TOTAL INVESTMENTS(h)(i)–99.97% (Cost $3,205,235,816)				3,205,235,816
OTHER ASSETS LESS LIABILITIES–0.03%				968,729
NET ASSETS–100.00%				$3,206,204,545

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Short-Term Investments Trust

STIC Prime Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 11.1%; France: 10.8%; Japan: 6.9; United Kingdom: 14.3; other countries less than 5% each: 16.9%.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2014 was $1,335,801,396, which represented 41.66% of the Fund’s Net Assets.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2014.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1I.
(g)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(h)	Also represents cost for federal income tax purposes.
(i)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

Portfolio Composition by Maturity

In days, as of 2/28/14

1-7	62.3%
8-30	20.6
31-60	17.1

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Short-Term Investments Trust

Schedule of Investments

February 28, 2014

(Unaudited)

Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–55.36%
U.S. Treasury Bills–45.66%(a)
U.S. Treasury Bills	0.05%	04/03/14	$250,000	$249,989,687
U.S. Treasury Bills	0.07%	04/03/14	750,000	749,955,312
U.S. Treasury Bills	0.06%	04/10/14	260,000	259,983,245
U.S. Treasury Bills	0.07%	04/10/14	750,000	749,945,833
U.S. Treasury Bills	0.13%	04/10/14	250,000	249,965,278
U.S. Treasury Bills	0.04%	04/17/14	750,000	749,963,281
U.S. Treasury Bills	0.16%	04/17/14	250,000	249,949,410
U.S. Treasury Bills	0.04%	04/24/14	500,000	499,969,626
U.S. Treasury Bills	0.07%	04/24/14	250,000	249,974,688
U.S. Treasury Bills	0.08%	04/24/14	300,000	299,966,250
U.S. Treasury Bills	0.05%	05/01/14	700,000	699,940,694
U.S. Treasury Bills	0.07%	05/01/14	300,000	299,963,146
U.S. Treasury Bills	0.09%	05/01/14	300,000	299,954,250
U.S. Treasury Bills	0.08%	05/08/14	350,000	349,946,639
U.S. Treasury Bills	0.10%	05/15/14	300,000	299,940,625
U.S. Treasury Bills	0.10%	05/22/14	350,000	349,922,270
U.S. Treasury Bills	0.10%	05/29/14	350,000	349,913,472
U.S. Treasury Bills	0.10%	06/05/14	250,000	249,931,334
U.S. Treasury Bills	0.07%	06/19/14	200,000	199,955,694
U.S. Treasury Bills	0.09%	07/03/14	350,000	349,891,500
U.S. Treasury Bills	0.09%	07/10/14	300,000	299,907,209
U.S. Treasury Bills	0.06%	07/17/14	300,000	299,928,126
U.S. Treasury Bills	0.06%	07/24/14	250,000	249,939,583
				8,608,797,152

U.S. Treasury Notes–9.70%
U.S. Treasury Notes	1.25%	04/15/14	925,000	926,348,773
U.S. Treasury Notes	0.25%	04/30/14	438,000	438,130,892
U.S. Treasury Notes	1.88%	04/30/14	212,000	212,636,928
U.S. Treasury Notes	2.25%	05/31/14	250,000	251,357,635
				1,828,474,228
Total U.S. Treasury Securities (Cost $10,437,271,380)				10,437,271,380
TOTAL INVESTMENTS (excluding Repurchase Agreements)–55.36% (Cost $10,437,271,380)				10,437,271,380

			Repurchase Amount
Repurchase Agreements–44.61%(b)
Barclays Capital Inc., Agreement dated 02/28/14, maturing value of $200,000,833 (collateralized by U.S. Treasury obligation valued at $204,000,007; 0.63%, 11/30/17)	0.05%	03/03/14	200,000,833	200,000,000
Barclays Capital Inc., Term agreement dated 02/24/14, maturing value of $300,015,000 (collateralized by U.S. Treasury obligations valued at $306,000,050; 0.25%-2.75%, 04/15/15-08/31/19)	0.05%	04/01/14	300,015,000	300,000,000
BNP Paribas Securities Corp., Agreement dated 02/28/14, maturing value $294,001,225 (collateralized by U.S. Treasury obligations valued at $299,880,074; 0.63%-1.00%, 08/31/17-11/30/19)	0.05%	03/03/14	294,001,225	294,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
BNP Paribas Securities Corp., Term agreement dated 02/12/14, maturing value $1,000,038,889 (collateralized by U.S. Treasury obligations valued at $1,020,000,043; 0.13%-4.00%, 07/31/14-08/15/20)(c)	0.04%	03/19/14	$1,000,038,889	$1,000,000,000
CIBC World Markets Corp., Agreement dated 02/28/14, maturing value of $100,000,417 (collateralized by U.S. Treasury obligations valued at $102,002,703; 0.25%-3.75%, 12/31/15-02/15/44)	0.05%	03/03/14	100,000,417	100,000,000
Citigroup Global Markets Inc., Agreement dated 02/28/14, maturing value of $500,002,083 (collateralized by U.S. Treasury obligations valued at $510,000,001; 0%-4.25%, 04/15/14-05/15/43)	0.05%	03/03/14	500,002,083	500,000,000
Citigroup Global Markets Inc., Open agreement dated 02/03/14 (collateralized by U.S. Treasury obligations valued at $510,000,011; 0%-6.00%, 05/22/14-02/15/29)(d)	0.03%	—	—	500,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 02/28/14, aggregate maturing value of $750,003,125 (collateralized by U.S. Treasury obligations valued at $765,000,004; 0.63%-10.63%, 08/15/15-02/15/43)	0.05%	03/03/14	52,544,143	52,543,924
Deutsche Bank Securities Inc., Term agreement dated 01/06/14, maturing value of $500,075,833 (collateralized by U.S. Treasury obligations valued at $510,000,001; 0%-8.50%, 06/26/14-08/15/39)(c)	0.06%	04/07/14	500,075,833	500,000,000
Federal Reserve Bank of New York, Agreement dated 02/28/14, maturing value of $900,003,750 (collateralized by U.S. Treasury obligations valued at $900,003,859; 3.00%-3.88%, 05/15/18-05/15/42)	0.05%	03/03/14	900,003,750	900,000,000
Goldman, Sachs & Co., Joint term agreement dated 02/18/14, aggregate maturing value of $1,100,045,833 (collateralized by U.S. Treasury obligations valued at $1,122,000,012; 0.13%-2.38%, 04/15/16-01/15/26)(c)	0.05%	03/20/14	750,031,250	750,000,000
HSBC Securities (USA) Inc., Agreement dated 02/28/14, maturing value of $200,000,833 (collateralized by U.S. Treasury obligations valued at $204,000,987; 1.38%-8.00%, 12/31/14-11/15/21)	0.05%	03/03/14	200,000,833	200,000,000
HSBC Securities (USA) Inc., Joint term agreement dated 02/25/14, aggregate maturing value of $1,000,007,778 (collateralized by U.S. Treasury obligations valued at $1,020,001,335; 0.25%-5.13%, 06/30/14-11/15/43)(c)	0.04%	03/04/14	650,005,056	650,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Agreement dated 02/28/14, maturing value $95,284,622 (collateralized by U.S. Treasury obligation valued at $97,190,064; 1.00%, 09/30/19)	0.04%	03/03/14	95,284,622	95,284,304
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/25/14, maturing value $600,003,500 (collateralized by U.S. Treasury obligations valued at $612,000,047; 0%-7.25%, 03/13/14-08/15/22)(c)	0.03%	03/04/14	600,003,500	600,000,000
Morgan Stanley, Agreement dated 02/28/14, maturing value $200,000,833 (collateralized by U.S. Treasury obligations valued at $204,000,009; 1.38%-4.13%, 05/15/15-05/15/18)	0.05%	03/03/14	200,000,833	200,000,000
RBC Capital Markets Corp., Term agreement dated 01/31/14, maturing value $750,093,750 (collateralized by U.S. Treasury obligations valued at $765,000,025; 0%-11.25%, 03/06/14-02/15/44)(c)	0.05%	05/01/14	750,093,750	750,000,000
Societe Generale, Agreement dated 02/28/14, maturing value of $494,002,058 (collateralized by U.S. Treasury obligation valued at $503,880,009; 1.25%, 07/15/20)	0.05%	03/03/14	494,002,058	494,000,000
Wells Fargo Securities, LLC, Agreement dated 02/28/14, maturing value $325,001,354 (collateralized by U.S. Treasury obligations valued at $331,500,040; 0%-8.75%, 04/15/14-11/15/43)	0.05%	03/03/14	325,001,354	325,000,000
Total Repurchase Agreements (Cost $8,410,828,228)				8,410,828,228
TOTAL INVESTMENTS(e)–99.97% (Cost $18,848,099,608)				18,848,099,608
OTHER ASSETS LESS LIABILITIES–0.03%				6,583,194
NET ASSETS–100.00%				$18,854,682,802

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Short-Term Investments Trust

Treasury Portfolio

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Principal amount equals value at period end. See Note 1I.
(c)	The Fund may demand payment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(d)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(e)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/14

1-7	43.0%
8-30	0.0
31-60	29.4
61-90	17.5
91-180	10.1
181+	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Short-Term Investments Trust

Schedule of Investments

February 28, 2014

(Unaudited)

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–48.97%
Federal Farm Credit Bank (FFCB)–5.67%
Unsec. Disc. Notes(a)	0.10%	05/02/14	$25,000	$24,995,695
Unsec. Disc. Notes(a)	0.08%	06/03/14	50,000	49,989,556
Unsec. Disc. Notes(a)	0.13%	07/23/14	20,000	19,989,600
Unsec. Disc. Notes(a)	0.14%	07/25/14	49,000	48,972,179
Unsec. Disc. Notes(a)	0.14%	08/20/14	60,000	59,959,867
Unsec. Notes(b)	0.08%	09/16/14	50,000	49,994,480
Unsec. Notes(b)	0.09%	10/28/14	25,000	24,998,305
Unsec. Notes(b)	0.11%	11/24/14	25,000	25,001,005
Unsec. Notes(b)	0.13%	01/13/15	70,000	69,993,901
				373,894,588

Federal Home Loan Bank (FHLB)–29.41%
Unsec. Bonds	0.13%	04/11/14	50,000	49,997,487
Unsec. Bonds	0.14%	05/22/14	75,000	75,000,159
Unsec. Bonds	0.15%	10/09/14	50,000	49,998,734
Unsec. Bonds	0.13%	10/30/14	50,000	49,992,787
Unsec. Disc. Notes(a)	0.09%	04/02/14	122,850	122,840,718
Unsec. Disc. Notes(a)	0.09%	04/04/14	75,000	74,993,625
Unsec. Disc. Notes(a)	0.10%	04/04/14	135,000	134,987,420
Unsec. Disc. Notes(a)	0.09%	04/09/14	50,000	49,995,125
Unsec. Disc. Notes(a)	0.11%	04/09/14	75,000	74,991,469
Unsec. Disc. Notes(a)	0.09%	04/11/14	86,578	86,569,126
Unsec. Disc. Notes(a)	0.11%	04/11/14	60,500	60,492,765
Unsec. Disc. Notes(a)	0.07%	04/25/14	50,000	49,994,653
Unsec. Disc. Notes(a)	0.08%	04/30/14	75,000	74,990,625
Unsec. Disc. Notes(a)	0.10%	05/02/14	50,000	49,991,389
Unsec. Disc. Notes(a)	0.12%	07/02/14	75,000	74,969,250
Unsec. Disc. Notes(a)	0.13%	07/07/14	50,000	49,976,889
Unsec. Disc. Notes(a)	0.11%	08/01/14	56,280	56,254,885
Unsec. Global Bonds	0.06%	04/02/14	70,000	69,998,249
Unsec. Global Notes(b)	0.14%	04/04/14	80,000	79,998,865
Unsec. Global Notes(b)	0.10%	04/25/14	125,000	125,000,841
Unsec. Global Notes(b)	0.09%	04/28/14	60,000	60,000,000
Unsec. Global Notes(b)	0.10%	05/01/14	75,000	75,000,099
Unsec. Global Notes(b)	0.11%	05/27/14	39,500	39,502,099
Unsec. Global Notes(b)	0.14%	06/16/14	50,000	50,000,000
Unsec. Global Notes(b)	0.10%	08/12/14	80,000	80,000,000
Unsec. Global Notes(b)	0.20%	08/19/15	50,000	49,985,124
Unsec. Global Notes(b)	0.00%	09/08/15	75,000	74,982,848
Unsec. Notes(b)	0.11%	10/22/14	50,000	50,000,000
				1,940,505,231

Federal Home Loan Mortgage Corp. (FHLMC)–9.00%
Unsec. Disc. Notes(a)	0.05%	04/14/14	74,616	74,611,440
Unsec. Disc. Notes(a)	0.11%	04/14/14	75,000	74,990,375

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Mortgage Corp. (FHLMC)–(continued)
Unsec. Disc. Notes(a)	0.10%	04/21/14	$75,000	$74,989,375
Unsec. Disc. Notes(a)	0.09%	04/28/14	50,000	49,992,508
Unsec. Disc. Notes(a)	0.11%	05/22/14	65,000	64,983,714
Unsec. Disc. Notes(a)	0.09%	06/18/14	50,000	49,986,375
Unsec. Disc. Notes(a)	0.08%	07/14/14	55,000	54,983,294
Unsec. Disc. Notes(a)	0.15%	10/06/14	50,000	49,953,158
Unsec. Disc. Notes(a)	0.17%	01/06/15	50,000	49,926,570
Unsec. Global Bonds	0.75%	11/25/14	49,427	49,644,799
				594,061,608

Federal National Mortgage Association (FNMA)–3.57%
Unsec. Disc. Notes(a)	0.12%	09/15/14	50,000	49,967,000
Unsec. Disc. Notes(a)	0.12%	09/16/14	50,000	49,966,833
Unsec. Global Bonds	0.88%	08/28/14	75,000	75,279,824
Unsec. Global Notes(b)	0.13%	06/20/14	60,398	60,407,932
				235,621,589

Overseas Private Investment Corp. (OPIC)–1.32%
Gtd. VRD COP Bonds(c)	0.12%	07/15/25	37,000	37,000,000
Gtd. VRD COP Bonds(c)	0.12%	07/09/26	50,000	50,000,000
				87,000,000
Total U.S. Government Sponsored Agency Securities (Cost $3,231,083,016)				3,231,083,016
TOTAL INVESTMENTS (excluding Repurchase Agreements)—48.97% (Cost $3,231,083,016)				3,231,083,016

			Repurchase Amount
Repurchase Agreements–52.17%(d)
Barclays Capital Inc., Joint term agreement dated 02/28/14, aggregate maturing value $400,003,889 (collateralized by U.S. Government sponsored agency obligations valued at $408,001,043; 0%-4.70%, 10/09/19-07/15/33)(e)	0.05%	03/07/14	300,002,917	300,000,000
BMO Capital Markets Corp., Joint agreement date 02/28/14, aggregate maturing value of $250,001,250 (collateralized by U.S. Government sponsored & U.S. Treasury obligations valued at $255,000,583; 0%-10.70%, 03/13/14-11/15/43)	0.06%	03/03/14	100,000,500	100,000,000
BNP Paribas Securities Corp., Term agreement dated 02/12/14, maturing value $300,011,667 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,747; 0%-6.75%, 04/23/14-06/22/35)(e)	0.04%	03/19/14	300,011,667	300,000,000
Citigroup Global Markets Inc., Joint agreement dated 02/28/14, aggregate maturing value $250,001,250 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $255,000,001; 0%-6.24%, 04/15/14-07/15/45)	0.06%	03/03/14	200,001,000	200,000,000
Citigroup Global Markets Inc., Joint open agreement dated 02/03/14 (collateralized by U.S. Treasury obligations valued at $255,000,099; 0.25%-9.88%, 11/30/14-07/15/23)(f)	0.04%	—	—	200,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 02/28/14, aggregate maturing value of $750,003,125 (collateralized by U.S. Treasury obligations valued at $765,000,004; 0.63%-10.63%, 08/15/15-02/15/43)	0.05%	03/03/14	142,211,497	142,210,904
Deutsche Bank Securities Inc., Joint agreement dated 02/28/14, aggregate maturing value of $400,001,667 (collateralized by U.S. Treasury obligations valued at $408,000,017; 0.13%-3.88%, 08/31/14-08/15/40)	0.05%	03/03/14	200,000,834	200,000,000
Deutsche Bank Securities Inc., Joint term agreement dated 01/06/14, aggregate maturing value of $350,061,931 (collateralized by U.S. Government sponsored agency obligations valued at $357,000,315; 0%-9.80%, 04/11/14-04/17/36)(e)	0.07%	04/07/14	300,053,084	300,000,000
Federal Reserve Bank of New York, Agreement dated 02/28/14, maturing value of $600,002,500 (collateralized by U.S. Treasury obligation valued at $600,002,553; 3.88%, 05/15/18)	0.05%	03/03/14	600,002,500	600,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Goldman, Sachs & Co., Joint term agreement dated 02/28/14, aggregate maturing value of $1,100,045,833 (collateralized by U.S. Treasury obligations valued at $1,122,000,012; 0.13%-2.38%, 04/15/16-01/15/26)(e)	0.05%	03/20/14	$300,012,500	$300,000,000
HSBC Securities (USA) Inc., Joint term agreement dated 02/25/14, aggregate maturing value of $1,000,007,778 (collateralized by U.S. Treasury obligations valued at $1,020,001,335; 0.25%-5.13%, 06/30/14-11/15/43)(e)	0.04%	03/04/14	300,002,333	300,000,000
ING Financial Markets, LLC, Agreement dated 02/28/14, maturing value $200,000,833 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $204,004,361; 0.00%-6.38%, 03/14/14-02/15/44)	0.05%	03/03/14	200,000,833	200,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Joint term agreement dated 02/25/14, aggregate maturing value $350,002,042 (collateralized by U.S. Government sponsored & U.S. Treasury obligations valued at $357,000,016; 0.00%-6.25%, 03/15/14-09/15/39)(e)	0.03%	03/04/14	300,001,750	300,000,000
Total Repurchase Agreements (Cost $3,442,210,904)				3,442,210,904
TOTAL INVESTMENTS(g)–101.14% (Cost $6,673,293,920)				6,673,293,920
OTHER ASSETS LESS LIABILITIES–(1.14)%				(75,354,897)
NET ASSETS–100.00%				$6,597,939,023

Investment Abbreviations:

COP	– Certificates of Participation
Disc.	– Discounted
Gtd.	– Guaranteed
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2014.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2014.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(g)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/14

1-7	52.9%
8-30	0.0
31-60	19.7
61-90	6.1
91-180	9.8
181+	11.5

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Short-Term Investments Trust

Schedule of Investments

February 28, 2014

(Unaudited)

Government TaxAdvantage Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–92.24%
Federal Farm Credit Bank (FFCB)–39.09%
Disc. Notes(a)	0.08%	04/01/14	$5,000	$4,999,655
Disc. Notes(a)	0.11%	07/14/14	10,000	9,995,875
Disc. Notes(a)	0.07%	07/10/14	10,000	9,997,453
Disc. Notes(a)	0.13%	07/23/14	5,000	4,997,400
Unsec. Bonds(b)	0.10%	04/17/14	11,300	11,300,633
Unsec. Disc. Notes(a)	0.01%	03/03/14	50,065	50,064,624
Unsec. Notes(b)	0.13%	01/13/15	10,000	9,999,129
				101,354,769

Federal Home Loan Bank (FHLB)–33.86%
Unsec. Disc. Notes(a)	0.10%	04/09/14	5,400	5,399,415
Unsec. Disc. Notes(a)	0.10%	04/16/14	7,200	7,199,126
Unsec. Disc. Notes(a)	0.10%	05/02/14	5,000	4,999,139
Unsec. Disc. Notes(a)	0.10%	05/07/14	5,000	4,999,042
Unsec. Disc. Notes(a)	0.11%	05/14/14	5,000	4,998,869
Unsec. Disc. Notes(a)	0.11%	05/16/14	5,200	5,198,792
Unsec. Disc. Notes(a)	0.07%	05/21/14	10,000	9,998,425
Unsec. Disc. Notes(a)	0.12%	05/23/14	5,000	4,998,617
Unsec. Disc. Notes(a)	0.06%	05/30/14	10,000	9,998,475
Unsec. Disc. Notes(a)	0.13%	05/30/14	5,000	4,998,412
Unsec. Global Bonds	0.06%	03/20/14	15,000	14,999,879
Unsec. Global Bonds(b)	0.10%	04/25/14	10,000	10,000,000
				87,788,191

Tennessee Valley Authority (TVA)–19.29%
Sr. Unsec. Disc. Notes(a)	0.03%	03/06/14	50,000	49,999,827
Total U.S. Government Sponsored Agency Securities (Cost $239,142,787)				239,142,787

U.S. Treasury Notes–7.74%
U.S. Treasury Notes	0.25%	04/30/14	10,000	10,003,309
U.S. Treasury Notes	0.25%	06/30/14	5,000	5,002,917
U.S. Treasury Notes	2.38%	08/31/14	5,000	5,056,636
Total U.S. Treasury Securities (Cost $20,062,862)				20,062,862
TOTAL INVESTMENTS(c)–99.98% (Cost $259,205,649)				259,205,649
OTHER ASSETS LESS LIABILITIES–0.02%				42,773
NET ASSETS–100.00%				$259,248,422

Investment Abbreviations:

Disc.	– Discounted
Sr.	– Senior
Unsec.	– Unsecured

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Short-Term Investments Trust

Government TaxAdvantage Portfolio

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2014.
(c)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/14

1-7	38.6%
8-30	5.8
31-60	15.0
61-90	17.4
91-180	17.4
181+	5.8

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Short-Term Investments Trust

Schedule of Investments

February 28, 2014

(Unaudited)

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–99.69%
Alabama–0.39%
Tuscaloosa (County of) Industrial Development Authority (Hunt Refining Co.); Series 2011 J, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.04%	04/01/28	$3,000	$3,000,000

Arizona–2.10%
Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.06%	12/01/37	12,935	12,935,000
Sierra Vista (City of) Industrial Development Authority (Mountain Steppes Apartments); Series 2001A, Ref. VRD MFH RB (CEP–FNMA)(a)	0.03%	06/15/31	3,345	3,345,000
				16,280,000

California–0.26%
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009 C, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.02%	11/01/38	2,000	2,000,000

Colorado–3.26%
Colorado (State of) Educational & Cultural Facilities Authority (Caldwell Academy); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.04%	06/01/33	8,285	8,285,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.14%	07/01/34	1,825	1,825,000
Colorado (State of) Housing & Finance Authority (Winridge Apartments); Series 1998, Ref. VRD MFH RB (CEP–FNMA)(a)	0.04%	02/15/28	2,000	2,000,000
Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.16%	03/01/17	7,100	7,100,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)	0.04%	07/01/21	4,090	4,090,000
Pueblo (County of) (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	12/01/23	2,010	2,010,000
				25,310,000

District of Columbia–0.31%
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.20%	01/01/29	2,400	2,400,000

Florida–2.45%
JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB(a)(d)(e)	0.05%	04/01/17	2,275	2,275,000
Marion (County of) Housing Finance Authority (Paddock Park Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.03%	10/15/32	1,125	1,125,000
Orlando & Orange (Counties of) Expressway Authority; Subseries 2008 B-1, Ref. VRD RB (LOC–Bank of Montreal)(a)(b)(c)	0.03%	07/01/40	15,600	15,600,000
				19,000,000

Georgia–0.53%
Gwinnett (County of) Housing Authority (The Greens Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)	0.05%	06/15/25	4,100	4,100,000

Illinois–8.73%
Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.03%	03/01/30	14,845	14,845,000
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris N.A.)(a)(b)	0.03%	02/01/42	12,400	12,400,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.04%	01/01/16	190	190,000
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club and Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.14%	08/01/30	4,700	4,700,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Newberry Library); Series 1988, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.04%	03/01/28	$800	$800,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008-B, VRD RB(a)	0.03%	12/01/46	5,700	5,700,000
Illinois (State of) Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.06%	03/01/22	5,000	5,000,000
Illinois (State of) Finance Authority (St. Ignatius College Prep.); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.04%	06/01/32	1,500	1,500,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.04%	01/01/37	5,820	5,820,000
Illinois (State of) Finance Authority (Uhlich Children’s Advantage); Series 2006, VRD RB (LOC–U.S. Bank N.A.)(a)(b)	0.06%	05/01/36	4,605	4,605,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–BMO Harris N.A.)(a)(b)	0.06%	10/01/33	4,000	4,000,000
University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.04%	01/15/22	8,120	8,120,000
				67,680,000

Indiana–5.54%
Fort Wayne (City of) (University of Saint Francis); Series 2008, VRD Economic Development RB (LOC–JPMorgan Chase Bank N.A.)(a)(b)	0.05%	08/01/28	1,600	1,600,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.14%	08/01/37	2,300	2,300,000
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 C, VRD Midwestern Disaster Relief RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.03%	06/01/40	5,100	5,100,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group); Series 2008 I, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.03%	11/01/37	18,260	18,260,000
Indiana (State of) Health Facility Financing Authority (Stone Belt Arc, Inc.); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.14%	02/01/25	1,655	1,655,000
Indianapolis (City of) (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)(a)	0.04%	05/15/38	14,000	14,000,000
				42,915,000

Iowa–0.79%
Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)(a)	0.04%	05/01/31	2,000	2,000,000
Iowa (State of) Higher Education Loan Authority (Private Education Working Capital Loan Program-Morningside College); Series 2013 C, RAN (LOC–U.S. Bank N.A.)(b)	2.00%	05/15/14	2,000	2,007,170
Polk (County of); Series 2013 B, Unlimited Tax GO Bonds	2.25%	06/01/14	2,095	2,105,553
				6,112,723

Kansas–1.42%
Kansas (State of) Development Finance Authority (Chesapeake Apartments JV GP LLC); Series 2000 M, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.03%	07/01/30	5,500	5,500,000
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)(d)	0.03%	03/01/31	3,500	3,500,000
Wichita (City of); Series 2011 D, Ref. Unlimited Tax GO Bonds	4.00%	09/01/14	2,000	2,038,146
				11,038,146

Kentucky–3.20%
Warren (County of) (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.05%	06/01/30	24,800	24,800,000

Maryland–2.02%
Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	07/01/32	4,760	4,760,000
Maryland (State of) Health & Higher Educational Facilities Authority (The Chimes, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	07/01/33	4,845	4,845,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–(continued)
Montgomery (County of); Series 2006 A, Consolidated Public Improvement Unlimited Tax GO Bonds	5.00%	05/01/14	$6,000	$6,048,007
				15,653,007

Massachusetts–1.45%
University of Massachusetts Building Authority; Series 2013 B-1,Commercial Paper Notes	0.10%	04/03/14	11,250	11,250,000

Michigan–5.82%
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-2, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.04%	10/15/30	14,715	14,715,000
Michigan (State of) State Building Authority (Facilities Program); Series 2007 I, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.03%	10/15/42	20,285	20,285,000
Southfield (City of) Economic Development Corp. (Lawrence Technological University); Series 2000, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.04%	02/01/35	4,215	4,215,000
West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.05%	04/01/22	5,935	5,935,000
				45,150,000

Minnesota–1.84%
Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.04%	04/01/37	5,835	5,835,000
St. Paul (City of) Port Authority; Series 2014-1, Ref. Unlimited Tax GO Bonds	2.00%	03/01/15	750	763,328
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, LP); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.04%	10/01/33	7,675	7,675,000
				14,273,328

Mississippi–0.13%
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone IDR(a)	0.04%	12/01/30	1,000	1,000,000

Missouri–4.34%
Independence (City of) Industrial Development Authority (The Groves & Graceland College Nursing Arts Center); Series 1997 A, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.20%	11/01/27	1,725	1,725,000
St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.06%	12/01/27	14,500	14,500,000
St. Joseph (City of), Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(a)(b)(c)	0.04%	11/15/43	17,400	17,400,000
				33,625,000

New Hampshire–2.70%
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.04%	01/01/18	6,000	6,000,000
New Hampshire (State of) Health & Education Facilities Authority (Exeter Hospital Obligated Group); Series 2003, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.03%	10/01/33	14,030	14,030,000
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.03%	09/01/37	900	900,000
				20,930,000

New Jersey–1.55%
New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.04%	01/01/24	12,000	12,000,000

New York–1.61%
Metropolitan Transportation Authority; Subseries 2008 A-2, Ref. VRD RB (LOC–Bank of Tokyo Mitsubishi UFJ, Ltd. (The))(a)(b)(c)	0.03%	11/01/31	3,455	3,455,000
New York (State of) Housing Finance Agency (Clinton Park Housing); Series 2010 A, VRD RB (CEP–FHLMC)(a)	0.03%	11/01/44	8,000	8,000,000
New York (State of) Housing Finance Agency (Maestro West Chelsea Housing); Series 2013 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.03%	11/01/47	1,000	1,000,000
				12,455,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–6.04%
Cambridge (City of) (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC–PNC Bank, N.A.)(a)(b)	0.04%	12/01/21	$8,030	$8,030,000
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(a)(b)	0.04%	11/01/40	5,000	5,000,000
Cleveland (City of) & Cuyahoga (County of) Port Authority (Carnegie/89th Garage & Service Center, LLC); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.04%	01/01/37	33,780	33,780,000
				46,810,000

Oregon–0.99%
Clackamas (County of) Hospital Facility Authority (Legacy Health System); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	06/01/37	7,700	7,700,000

Pennsylvania–13.65%
Beaver (County of) Industrial Development Authority (Metropolitan Edison Co.); Series 2005 A, Ref. VRD PCR (LOC–Bank of Nova Scotia)(a)(b)(c)	0.04%	07/15/21	8,500	8,500,000
Emmaus (City of) General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	03/01/30	10,000	10,000,000
Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Sr. Health & Housing Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.06%	09/01/18	2,025	2,025,000
Lancaster (County of) Industrial Development Authority (Willow Valley Retirement Community); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	12/01/39	10,000	10,000,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.05%	10/15/25	7,080	7,080,000
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds Bank PLC)(a)(b)(c)	0.05%	07/01/38	36,005	36,005,000
Pennsylvania (State of) Economic Development Financing Authority (Moosic Realty Partners, L.P.); Series 2010 A-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.05%	04/01/20	1,700	1,700,000
Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Barclays Bank PLC)(a)(b)(c)	0.03%	12/01/38	18,450	18,450,000
Quakertown (Borough of) General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.04%	07/01/26	5,270	5,270,000
Westmoreland (County of) Industrial Development Authority (Greensburg Thermal, LLC); Series 2005 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.05%	12/01/24	6,750	6,750,000
				105,780,000

Rhode Island–3.22%
Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 B, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.06%	09/01/37	24,945	24,945,000

South Carolina–4.16%
South Carolina (State of) Jobs-Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.03%	11/01/32	32,235	32,235,000

Tennessee–1.99%
Hamilton (County of); Series 2013 A, Unlimited Tax GO Bonds	3.00%	03/01/14	4,045	4,045,206
Jackson (City of) Health, Educational & Housing Facility Board (Post House North Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.03%	05/15/31	1,375	1,375,000
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Vanderbilt University); Series 2013 A, Commercial Paper Notes	0.17%	04/03/14	10,000	10,000,000
				15,420,206

Texas–6.03%
Houston (City of);
Series 2013 G-2, GO Commercial Paper Notes(c)	0.12%	04/08/14	7,000	7,000,000
Series 2014 H-2, Commercial Paper Notes	0.07%	03/18/14	9,800	9,800,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Spring Independent School District; Series 2013, Ref. Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	2.00%	08/15/14	$2,530	$2,550,561
Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)(a)	0.05%	02/15/27	6,460	6,460,000
Texas (State of); Series 2013, TRAN	2.00%	08/28/14	20,750	20,934,604
				46,745,165

Utah–0.40%
Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.08%	04/01/42	3,125	3,125,000

Vermont–1.97%
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.03%	09/01/38	15,300	15,300,000

Virginia–4.11%
Capital Beltway Funding Corp. of Virginia (I-495 Hot Lanes); Series 2010 C, Ref. VRD Sr. Lien Multi-Modal Toll RB (LOC–National Australia Bank)(a)(b)(c)	0.02%	12/31/47	12,400	12,400,000
Harrisonburg (City of) Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.06%	08/01/32	7,800	7,800,000
Prince William (County of); Series 2013, Public Improvement Unlimited Tax GO Bonds	5.00%	08/01/14	1,235	1,259,740
Roanoke (City of); Series 2004 B, Public Improvement Unlimited Tax GO Bonds(f)(g)	5.00%	02/01/15	1,750	1,842,962
Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.09%	12/01/19	560	560,000
Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.04%	08/01/35	8,000	8,000,000
				31,862,702

Washington–1.03%
Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.04%	07/01/44	8,000	8,000,000

West Virginia–0.83%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.03%	01/01/34	6,400	6,400,000

Wisconsin–4.13%
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital, Inc. Obligated Group); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.04%	08/15/34	27,200	27,200,000
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.05%	06/01/37	4,475	4,475,000
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.21%	07/01/14	375	375,000
				32,050,000

Wyoming–0.70%
Converse (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.04%	11/01/24	5,460	5,460,000
TOTAL INVESTMENTS(h)(i)–99.69% (Cost $772,805,277)				772,805,277
OTHER ASSETS LESS LIABILITIES–0.31%				2,394,320
NET ASSETS–100.00%				$775,199,597

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds

LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
PUTTERs	– Putable Tax-Exempt Receipts
RAN	– Revenue Anticipation Notes

RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2014.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 7.0%; Canada: 6.4%; other countries less than 5% each: 2.9%.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2014 was $18,250,000, which represented 2.35% of the Fund’s Net Assets.
(e)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations.
(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)	Also represents cost for federal income tax purposes.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
JPMorgan Chase Bank, N.A.	23.7%
Wells Fargo Bank, N.A.	8.5
U.S. Bank, N.A.	8.5
PNC Bank, N.A.	8.1
TD Bank, N.A.	8.1
Federal Home Loan Mortgage Corp.	7.4
Bank of Montreal	5.9

Portfolio Composition by Maturity

In days, as of 02/28/14

1-7	89.9%
8-30	1.3
31-60	3.7
61-90	1.1
91-180	0.8
181+	3.2

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36                         Short-Term Investments Trust

Statement of Assets and Liabilities

February 28, 2014

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Assets:
Investments, at value and cost	$17,208,197,373	$2,157,729,841	$10,437,271,380	$3,231,083,016	$259,205,649	$772,805,277
Repurchase agreements, at value and cost	3,633,854,811	1,047,505,975	8,410,828,228	3,442,210,904	—	—
Total investments, at value and cost	20,842,052,184	3,205,235,816	18,848,099,608	6,673,293,920	259,205,649	772,805,277
Cash	14,567	—	—	8,891	—	502,241
Receivable for:
Investments sold	1,715,013	640,000	—	—	—	2,235,039
Interest	3,232,010	566,046	7,580,179	320,646	16,982	477,851
Fund expenses absorbed	310,860	186,601	1,219,597	533,482	79,580	75,639
Investment for trustee deferred compensation and retirement plans	3,494,259	1,018,719	2,047,364	925,065	132,984	363,179
Other assets	82,958	172,398	120,334	42,679	35,283	50,945
Total assets	20,850,901,851	3,207,819,580	18,859,067,082	6,675,124,683	259,470,478	776,510,171

Liabilities:
Payable for:
Investments purchased	—	—	—	74,982,848	—	763,328
Dividends	971,737	98,354	200,589	106,559	6,830	22,390
Accrued fees to affiliates	705,579	232,751	1,483,586	602,993	21,616	62,168
Accrued trustees’ and officer’s fees and benefits	40,145	7,966	5,311	13,162	5,238	4,122
Accrued operating expenses	159,539	49,336	160,421	332,661	32,879	23,088
Trustee deferred compensation and retirement plans	4,301,809	1,226,628	2,534,373	1,147,437	155,493	435,478
Total liabilities	6,178,809	1,615,035	4,384,280	77,185,660	222,056	1,310,574
Net assets applicable to shares outstanding	$20,844,723,042	$3,206,204,545	$18,854,682,802	$6,597,939,023	$259,248,422	$775,199,597

Net assets consist of:
Shares of beneficial interest	$20,842,364,700	$3,205,014,521	$18,854,521,825	$6,597,805,234	$259,250,523	$775,312,101
Undistributed net investment income	2,468,855	1,134,859	131,252	133,789	11,260	(50,202)
Undistributed net realized gain (loss)	(110,513)	55,165	29,725	—	(13,361)	(62,302)
	$20,844,723,042	$3,206,204,545	$18,854,682,802	$6,597,939,023	$259,248,422	$775,199,597

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37                         Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

February 28, 2014

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Net Assets:
Institutional Class	$18,807,727,591	$2,129,202,318	$7,511,449,906	$4,082,098,132	$132,598,133	$530,228,982
Private Investment Class	$340,521,499	$160,119,049	$583,948,587	$358,345,706	$18,892,539	$35,209,114
Personal Investment Class	$120,162,638	$112,525,618	$141,167,432	$44,843,961	$4,379,126	$3,984,860
Cash Management Class	$463,921,425	$521,858,552	$8,367,377,600	$736,010,487	$75,869,300	$110,038,406
Reserve Class	$126,824,896	$19,542,073	$128,031,308	$289,667,254	$997,994	$31,410,757
Resource Class	$53,209,262	$69,928,470	$358,618,305	$97,685,490	$4,099,196	$7,906,679
Corporate Class	$932,355,731	$193,028,465	$1,764,089,664	$989,287,993	$22,412,134	$56,420,799

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	18,805,581,450	2,129,194,492	7,511,164,208	4,082,045,571	132,587,438	530,214,473
Private Investment Class	340,482,246	160,118,389	583,926,596	358,341,160	18,891,362	35,208,145
Personal Investment Class	120,148,742	112,525,245	141,161,808	44,843,390	4,378,802	3,984,751
Cash Management Class	463,861,899	521,856,820	8,367,065,977	735,998,901	75,864,134	110,035,405
Reserve Class	126,810,592	19,541,998	128,026,575	289,663,522	997,923	31,409,911
Resource Class	53,204,198	69,928,246	358,604,741	97,683,960	4,098,905	7,906,464
Corporate Class	932,275,070	193,027,763	1,764,007,926	989,275,405	22,410,020	56,419,260
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38                         Short-Term Investments Trust

Statement of Operations

For the six months ended February 28, 2014

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$22,483,081	$2,102,042	$5,528,540	$2,485,433	$118,749	$320,988

Expenses:
Advisory fees	15,899,231	2,246,611	14,232,863	3,191,692	420,629	893,929
Administrative services fees	556,012	282,960	522,685	333,778	69,869	103,422
Custodian fees	309,639	48,068	281,673	95,030	8,873	12,708
Distribution fees:
Private Investment Class	809,665	463,829	1,377,151	901,337	57,226	105,328
Personal Investment Class	521,064	370,803	476,958	158,553	16,650	14,997
Cash Management Class	426,898	219,951	3,898,120	464,203	27,187	54,376
Reserve Class	723,922	81,239	611,580	1,397,812	5,803	143,312
Resource Class	84,019	32,980	397,308	129,378	4,886	7,971
Corporate Class	182,693	27,306	363,004	109,249	5,288	7,660
Transfer agent fees	953,954	134,797	843,096	287,252	21,519	36,410
Trustees’ and officers’ fees and benefits	606,352	87,698	488,688	190,862	37,163	32,616
Registration and filing fees	51,077	38,689	60,123	62,082	40,755	39,094
Other	345,865	80,860	278,053	120,488	52,432	46,915
Total expenses	21,470,391	4,115,791	23,831,302	7,441,716	768,280	1,498,738
Less: Fees waived	(6,042,048)	(2,718,584)	(20,103,450)	(5,777,224)	(727,132)	(1,396,934)
Net expenses	15,428,343	1,397,207	3,727,852	1,664,492	41,148	101,804
Net investment income	7,054,738	704,835	1,800,688	820,941	77,601	219,184

Realized and unrealized gain (loss) from:
Net realized gain (loss) from Investment securities	41,132	1,227	29,725	—	(24,544)	15,876
Net increase in net assets resulting from operations	$7,095,870	$706,062	$1,830,413	$820,941	$53,057	$235,060

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39                         Short-Term Investments Trust

Statement of Changes in Net Assets

For the six months ended February 28, 2014 and the year ended August 31, 2013

(Unaudited)

	Liquid Assets Portfolio		STIC Prime Portfolio
	February 28, 2014	August 31, 2013	February 28, 2014	August 31, 2013
Operations:
Net investment income	$7,054,738	$24,289,135	$704,835	$2,462,795
Net realized gain	41,132	215,041	1,227	53,938
Net increase in net assets resulting from operations	7,095,870	24,504,176	706,062	2,516,733

Distributions to shareholders from net investment income:
Institutional Class	(6,638,985)	(21,918,580)	(480,886)	(1,451,843)
Private Investment Class	(32,505)	(70,203)	(44,109)	(84,504)
Personal Investment Class	(13,946)	(21,838)	(22,810)	(55,281)
Cash Management Class	(85,690)	(409,336)	(101,582)	(233,107)
Reserve Class	(14,532)	(25,476)	(3,701)	(8,350)
Resource Class	(8,433)	(19,237)	(7,358)	(24,454)
Corporate Class	(260,647)	(1,722,822)	(44,389)	(136,017)
Total distributions from net investment income	(7,054,738)	(24,187,492)	(704,835)	(1,993,556)

Distributions to shareholders from net realized gains:
Institutional Class	—	—	—	—
Private Investment Class	—	—	—	—
Personal Investment Class	—	—	—	—
Cash Management Class	—	—	—	—
Reserve Class	—	—	—	—
Resource Class	—	—	—	—
Corporate Class	—	—	—	—
Total distributions from net realized gains	—	—	—	—

Share transactions–net:
Institutional Class	125,596,860	2,629,835,972	116,684,906	(325,501,333)
Private Investment Class	(29,533,068)	(2,391,762)	(6,493,192)	6,780,235
Personal Investment Class	(35,864,661)	53,394,290	13,613,032	26,547,642
Cash Management Class	(280,354,194)	(41,391,219)	70,668,327	92,814,318
Reserve Class	(49,000,118)	78,585,760	3,287,762	(137,115)
Resource Class	(15,598,052)	(72,249,334)	42,917,564	(27,421,643)
Corporate Class	(564,159,226)	(440,549,241)	124,506,083	(28,118,507)
Net increase (decrease) in net assets resulting from share transactions	(848,912,459)	2,205,234,466	365,184,482	(255,036,403)
Net increase (decrease) in net assets	(848,871,327)	2,205,551,150	365,185,709	(254,513,226)

Net assets:
Beginning of year	21,693,594,369	19,488,043,219	2,841,018,836	3,095,532,062
End of year*	$20,844,723,042	$21,693,594,369	$3,206,204,545	$2,841,018,836
* Includes accumulated undistributed net investment income	$2,468,855	$2,468,855	$1,134,859	$1,134,859

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40                         Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 28, 2014 and the year ended August 31, 2013

(Unaudited)

	Treasury Portfolio		Government & Agency Portfolio
	February 28, 2014	August 31, 2013	February 28, 2014	August 31, 2013
Operations:
Net investment income	$1,800,688	$3,523,565	$820,941	$1,462,358
Net realized gain	29,725	91,160	—	3,505
Net increase in net assets resulting from operations	1,830,413	3,614,725	820,941	1,465,863

Distributions to shareholders from net investment income:
Institutional Class	(718,873)	(1,544,193)	(502,895)	(980,573)
Private Investment Class	(52,225)	(150,556)	(46,498)	(80,213)
Personal Investment Class	(12,002)	(26,315)	(5,448)	(5,433)
Cash Management Class	(737,286)	(1,230,057)	(120,363)	(189,876)
Reserve Class	(11,491)	(10,903)	(36,208)	(51,231)
Resource Class	(37,854)	(66,710)	(16,717)	(28,610)
Corporate Class	(230,889)	(494,831)	(92,812)	(126,422)
Total distributions from net investment income	(1,800,620)	(3,523,565)	(820,941)	(1,462,358)

Distributions to shareholders from net realized gains:
Institutional Class	—	(274,461)	—	(330,774)
Private Investment Class	—	(27,128)	—	(29,531)
Personal Investment Class	—	(5,148)	—	(1,246)
Cash Management Class	—	(223,987)	—	(56,892)
Reserve Class	—	(2,336)	—	(22,806)
Resource Class	—	(12,977)	—	(11,617)
Corporate Class	—	(78,414)	—	(39,560)
Total distributions from net realized gains	—	(624,451)	—	(492,426)

Share transactions–net:
Institutional Class	90,028,375	407,062,365	(357,399,576)	667,341,526
Private Investment Class	931,318	(225,028,325)	(37,227)	(23,579,784)
Personal Investment Class	9,287,558	5,043,390	(3,855,796)	35,144,911
Cash Management Class	2,140,475,580	1,297,688,447	101,011,596	(38,517,720)
Reserve Class	21,798,867	81,040,702	496,023	24,882,972
Resource Class	30,222,443	52,057,764	(46,651,636)	(6,562,776)
Corporate Class	(1,073,043,424)	834,384,980	153,741,087	330,553,912
Net increase (decrease) in net assets resulting from share transactions	1,219,700,717	2,452,249,323	(152,695,529)	989,263,041
Net increase (decrease) in net assets	1,219,730,510	2,451,716,032	(152,695,529)	988,774,120

Net assets:
Beginning of year	17,634,952,292	15,183,236,260	6,750,634,552	5,761,860,432
End of year*	$18,854,682,802	$17,634,952,292	$6,597,939,023	$6,750,634,552
* Includes accumulated undistributed net investment income	$131,252	$131,184	$133,789	$133,789

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41                         Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 28, 2014 and the year ended August 31, 2013

(Unaudited)

	Government TaxAdvantage Portfolio		Tax-Free Cash Reserve Portfolio
	February 28, 2014	August 31, 2013	February 28, 2014	August 31, 2013
Operations:
Net investment income	$77,601	$242,310	$219,184	$448,801
Net realized gain (loss)	(24,544)	11,183	15,876	394
Net increase in net assets resulting from operations	53,057	253,493	235,060	449,195

Distributions to shareholders from net investment income:
Institutional Class	(50,762)	(222,382)	(149,005)	(309,956)
Private Investment Class	(4,663)	(7,591)	(11,625)	(35,465)
Personal Investment Class	(846)	(1,060)	(1,127)	(1,620)
Cash Management Class	(11,553)	(7,170)	(31,049)	(52,352)
Reserve Class	(222)	(352)	(8,203)	(17,740)
Resource Class	(958)	(2,079)	(2,239)	(8,146)
Corporate Class	(8,597)	(1,676)	(15,936)	(23,522)
Total distributions from net investment income	(77,601)	(242,310)	(219,184)	(448,801)

Distributions to shareholders from net realized gains:
Institutional Class	—	—	—	—
Private Investment Class	—	—	—	—
Personal Investment Class	—	—	—	—
Cash Management Class	—	—	—	—
Reserve Class	—	—	—	—
Resource Class	—	—	—	—
Corporate Class	—	—	—	—
Total distributions from net realized gains	—	—	—	—

Share transactions–net:
Institutional Class	(611,948,973)	312,726,590	14,052,256	20,867,865
Private Investment Class	(1,143,447)	(18,411,857)	(17,237,548)	(43,381,875)
Personal Investment Class	(1,816,033)	1,649,254	(795,991)	2,034,576
Cash Management Class	44,313,264	(1,895,459)	2,110,446	31,418,445
Reserve Class	(297,754)	(53,450)	(1,393,881)	7,448,266
Resource Class	(1,091,677)	(6,726,597)	(388,852)	(20,059,037)
Corporate Class	22,400,002	4	24,969,394	4,129,646
Net increase (decrease) in net assets resulting from share transactions	(549,584,618)	287,288,485	21,315,824	2,457,886
Net increase (decrease) in net assets	(549,609,162)	287,299,668	21,331,700	2,458,280

Net assets:
Beginning of year	808,857,584	521,557,916	753,867,897	751,409,617
End of year*	$259,248,422	$808,857,584	$775,199,597	$753,867,897
* Includes accumulated undistributed net investment income	$11,260	$11,260	$(50,202)	$(50,202)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42                         Short-Term Investments Trust

Notes to Financial Statements

February 28, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide tax-exempt income consistent with the preservation of capital and liquidity for Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

The Funds invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

43                         Short-Term Investments Trust

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of nongovernment securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Liquid Assets Portfolio	0.15%	0.15%	0.15%
STIC Prime Portfolio	0.15%	0.15%	0.15%
Treasury Portfolio	0.15%	0.15%	0.15%
Government & Agency Portfolio	0.10%	0.10%	0.10%
Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%
Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

44                         Short-Term Investments Trust

The Adviser has contractually agreed, through at least December 31, 2014, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%
STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%
Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”).

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver arrangement, it will terminate on December 31, 2014. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

For the six months ended February 28, 2014, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

	Expense Limitation	Yield Support
Liquid Assets Portfolio	$3,881,747	$—
STIC Prime Portfolio	829,136	694,935
Treasury Portfolio	3,413,104	9,566,253
Government & Agency Portfolio	2,616,692	—
Government TaxAdvantage Portfolio	317,940	292,152
Tax-Free Cash Reserve Portfolio	195,197	868,093

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the six months ended February 28, 2014 are shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$401,441	$345,592	$116,870	$591,918	$62,174	N/A
STIC Prime Portfolio	278,000	271,781	175,287	70,652	26,341	$26,892
Treasury Portfolio	826,290	349,770	3,118,482	532,077	317,831	362,937
Government & Agency Portfolio	540,802	116,272	371,362	1,216,096	103,502	109,249
Government TaxAdvantage Portfolio	28,614	12,210	21,749	5,049	3,909	5,288
Tax-Free Cash Reserve Portfolio	52,664	10,998	43,501	124,682	6,377	7,660

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would

45                         Short-Term Investments Trust

constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

IDI has contractually agreed, through at least December 31, 2014, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Pursuant to the agreement above, for the six months ended February 28, 2014, IDI waived Plan fees of:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$323,866	$138,950	$85,380	$94,110	N/A	N/A
STIC Prime Portfolio	185,532	98,881	43,990	10,561	$6,596	N/A
Treasury Portfolio	550,860	127,189	779,624	79,505	79,461	$67
Government & Agency Portfolio	360,535	42,281	92,841	181,716	25,876	N/A
Government TaxAdvantage Portfolio	28,612	4,440	5,438	754	977	N/A
Tax-Free Cash Reserve Portfolio	52,664	3,999	10,875	18,630	1,594	N/A

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2014, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2014, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains/(Losses)
Liquid Assets Portfolio	$390,442,967	$402,442,872	$—
STIC Prime Portfolio	20,000,353	57,705,980	—
Tax-Free Cash Reserve Portfolio	380,437,639	280,879,723	—

46                         Short-Term Investments Trust

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds below had a capital loss carryforward as of August 31, 2013 which expires as follows:

	Short-Term					Long-Term	Total*
Fund	08/31/15	08/31/17	08/31/18	08/31/19	Not Subject to Expiration	Not Subject to Expiration
Liquid Assets Portfolio	$—	$—	$—	$—	$151,645	$—	$151,645
Tax-Free Cash Reserve Portfolio	13,734	12,152	17,030	30,074	—	5,188	78,178

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

47                         Short-Term Investments Trust

NOTE 8—Share Information

Liquid Assets Portfolio

	Summary of Share Activity
	Six months ended February 28, 2014(a)		Year ended August 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	150,528,704,224	$150,528,704,224	159,299,902,193	$159,299,902,193
Private Investment Class	836,598,987	836,598,987	1,949,199,266	1,949,199,266
Personal Investment Class	332,835,899	332,835,899	480,171,522	480,171,522
Cash Management Class	2,915,077,518	2,915,077,518	4,626,088,763	4,626,088,763
Reserve Class	596,443,827	596,443,827	1,070,630,153	1,070,630,153
Resource Class	232,630,136	232,630,136	370,992,270	370,992,270
Corporate Class	5,461,255,699	5,461,255,699	14,158,171,832	14,158,171,832

Issued as reinvestment of dividends:
Institutional Class	2,276,201	2,276,201	8,129,150	8,129,150
Private Investment Class	8,582	8,582	21,780	21,780
Personal Investment Class	12,393	12,393	17,072	17,072
Cash Management Class	44,352	44,352	207,523	207,523
Reserve Class	15,306	15,306	24,034	24,034
Resource Class	8,286	8,286	19,468	19,468
Corporate Class	117,695	117,695	950,291	950,291

Reacquired:
Institutional Class	(150,405,383,565)	(150,405,383,565)	(156,678,195,371)	(156,678,195,371)
Private Investment Class	(866,140,637)	(866,140,637)	(1,951,612,808)	(1,951,612,808)
Personal Investment Class	(368,712,953)	(368,712,953)	(426,794,304)	(426,794,304)
Cash Management	(3,195,476,064)	(3,195,476,064)	(4,667,687,505)	(4,667,687,505)
Reserve Class	(645,459,251)	(645,459,251)	(992,068,427)	(992,068,427)
Resource Class	(248,236,474)	(248,236,474)	(443,261,072)	(443,261,072)
Corporate Class	(6,025,532,620)	(6,025,532,620)	(14,599,671,364)	(14,599,671,364)
Net increase (decrease) in share activity	(848,912,459)	$(848,912,459)	2,205,234,466	$2,205,234,466

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 22% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

48                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity
	Six months ended February 28, 2014(a)		Year ended August 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	3,015,813,283	$3,015,813,283	6,427,185,800	$6,427,185,800
Private Investment Class	697,289,734	697,289,734	1,138,175,843	1,138,175,843
Personal Investment Class	965,050,812	965,050,812	2,045,639,772	2,045,639,772
Cash Management Class	1,355,769,544	1,355,769,544	2,764,492,641	2,764,492,641
Reserve Class	33,113,788	33,113,788	55,993,607	55,993,607
Resource Class	92,827,306	92,827,306	163,545,333	163,545,333
Corporate Class	1,052,671,632	1,052,671,632	1,518,711,668	1,518,711,668

Issued as reinvestment of dividends:
Institutional Class	108,188	108,188	416,999	416,999
Private Investment Class	13,188	13,188	37,090	37,090
Personal Investment Class	14,549	14,549	38,862	38,862
Cash Management Class	19,169	19,169	72,029	72,029
Reserve Class	3,438	3,438	8,173	8,173
Resource Class	5,139	5,139	22,461	22,461
Corporate Class	29,748	29,748	120,286	120,286

Reacquired:
Institutional Class	(2,899,236,565)	(2,899,236,565)	(6,753,104,132)	(6,753,104,132)
Private Investment Class	(703,796,114)	(703,796,114)	(1,131,432,698)	(1,131,432,698)
Personal Investment Class	(951,452,329)	(951,452,329)	(2,019,130,992)	(2,019,130,992)
Cash Management	(1,285,120,386)	(1,285,120,386)	(2,671,750,352)	(2,671,750,352)
Reserve Class	(29,829,464)	(29,829,464)	(56,138,895)	(56,138,895)
Resource Class	(49,914,881)	(49,914,881)	(190,989,437)	(190,989,437)
Corporate Class	(928,195,297)	(928,195,297)	(1,546,950,461)	(1,546,950,461)
Net increase (decrease) in share activity	365,184,482	$365,184,482	(255,036,403)	$(255,036,403)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 44% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

49                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity
	Six months ended February 28, 2014(a)		Year ended August 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	9,239,322,308	$9,239,322,308	26,055,460,755	$26,055,460,755
Private Investment Class	997,270,979	997,270,979	2,641,592,556	2,641,592,556
Personal Investment Class	552,183,168	552,183,168	1,071,616,816	1,071,616,816
Cash Management Class	21,775,503,553	21,775,503,553	34,271,725,690	34,271,725,690
Reserve Class	131,324,601	131,324,601	281,164,270	281,164,270
Resource Class	631,708,354	631,708,354	347,900,466	347,900,466
Corporate Class	10,514,796,073	10,514,796,073	17,590,650,977	17,590,650,977

Issued as reinvestment of dividends:
Institutional Class	538,753	538,753	1,179,560	1,179,560
Private Investment Class	11,312	11,312	53,397	53,397
Personal Investment Class	12,024	12,024	30,289	30,289
Cash Management Class	40,164	40,164	122,133	122,133
Reserve Class	6,290	6,290	9,165	9,165
Resource Class	12,427	12,427	28,138	28,138
Corporate Class	80,246	80,246	199,623	199,623

Reacquired:
Institutional Class	(9,149,832,686)	(9,149,832,686)	(25,649,577,950)	(25,649,577,950)
Private Investment Class	(996,350,973)	(996,350,973)	(2,866,674,278)	(2,866,674,278)
Personal Investment Class	(542,907,634)	(542,907,634)	(1,066,603,715)	(1,066,603,715)
Cash Management	(19,635,068,137)	(19,635,068,137)	(32,974,159,376)	(32,974,159,376)
Reserve Class	(109,532,024)	(109,532,024)	(200,132,733)	(200,132,733)
Resource Class	(601,498,338)	(601,498,338)	(295,870,840)	(295,870,840)
Corporate Class	(11,587,919,743)	(11,587,919,743)	(16,756,465,620)	(16,756,465,620)
Net increase in share activity	1,219,700,717	$1,219,700,717	2,452,249,323	$2,452,249,323

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 47% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 18% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

50                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity
	Six months ended February 28, 2014(a)		Year ended August 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	27,954,630,699	$27,954,630,699	46,220,360,964	$46,220,360,964
Private Investment Class	701,944,777	701,944,777	1,502,277,595	1,502,277,595
Personal Investment Class	82,213,869	82,213,869	139,783,039	139,783,039
Cash Management Class	5,346,556,494	5,346,556,494	10,691,710,205	10,691,710,205
Reserve Class	460,835,431	460,835,431	619,154,214	619,154,214
Resource Class	668,519,866	668,519,866	1,092,349,252	1,092,349,252
Corporate Class	3,871,610,801	3,871,610,801	5,307,227,949	5,307,227,949

Issued as reinvestment of dividends:
Institutional Class	163,110	163,110	550,215	550,215
Private Investment Class	11,391	11,391	25,979	25,979
Personal Investment Class	33	33	99	99
Cash Management Class	39,917	39,917	137,001	137,001
Reserve Class	19,430	19,430	36,484	36,484
Resource Class	7,163	7,163	25,432	25,432
Corporate Class	49,572	49,572	67,865	67,865

Reacquired:
Institutional Class	(28,312,193,385)	(28,312,193,385)	(45,553,569,653)	(45,553,569,653)
Private Investment Class	(701,993,395)	(701,993,395)	(1,525,883,358)	(1,525,883,358)
Personal Investment Class	(86,069,698)	(86,069,698)	(104,638,227)	(104,638,227)
Cash Management	(5,245,584,815)	(5,245,584,815)	(10,730,364,926)	(10,730,364,926)
Reserve Class	(460,358,838)	(460,358,838)	(594,307,726)	(594,307,726)
Resource Class	(715,178,665)	(715,178,665)	(1,098,937,460)	(1,098,937,460)
Corporate Class	(3,717,919,286)	(3,717,919,286)	(4,976,741,902)	(4,976,741,902)
Net increase (decrease) in share activity	(152,695,529)	$(152,695,529)	989,263,041	$989,263,041

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 29% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

51                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity
	Six months ended February 28, 2014(a)		Year ended August 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	849,699,701	$849,699,701	3,845,348,294	$3,845,348,294
Private Investment Class	87,254,055	87,254,055	191,682,602	191,682,602
Personal Investment Class	4,665,732	4,665,732	14,523,876	14,523,876
Cash Management Class	63,045,894	63,045,894	84,031,947	84,031,947
Reserve Class	627,898	627,898	816,640	816,640
Resource Class	75	75	2,973,005	2,973,005
Corporate Class	180,800,000	180,800,000	80,000,000	80,000,000

Issued as reinvestment of dividends:
Institutional Class	47,827	47,827	193,790	193,790
Private Investment Class	2,786	2,786	3,966	3,966
Cash Management Class	9,721	9,721	6,954	6,954
Reserve Class	200	200	347	347
Resource Class	846	846	2,056	2,056
Corporate Class	7,664	7,664	4	4

Reacquired:
Institutional Class	(1,461,696,501)	(1,461,696,501)	(3,532,815,494)	(3,532,815,494)
Private Investment Class	(88,400,288)	(88,400,288)	(210,098,425)	(210,098,425)
Personal Investment Class	(6,481,765)	(6,481,765)	(12,874,622)	(12,874,622)
Cash Management	(18,742,351)	(18,742,351)	(85,934,360)	(85,934,360)
Reserve Class	(925,852)	(925,852)	(870,437)	(870,437)
Resource Class	(1,092,598)	(1,092,598)	(9,701,658)	(9,701,658)
Corporate Class	(158,407,662)	(158,407,662)	(80,000,000)	(80,000,000)
Net increase (decrease) in share activity	(549,584,618)	$(549,584,618)	287,288,485	$287,288,485

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 68% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

52                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity
	Six months ended February 28, 2014(a)		Year ended August 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	515,459,871	$515,459,871	1,566,703,950	$1,566,703,950
Private Investment Class	29,889,422	29,889,422	140,182,581	140,182,581
Personal Investment Class	3,041,951	3,041,951	7,300,308	7,300,308
Cash Management Class	67,287,971	67,287,971	181,848,030	181,848,030
Reserve Class	36,089,400	36,089,400	74,098,247	74,098,247
Resource Class	488,449	488,449	33,461,520	33,461,520
Corporate Class	47,963,999	47,963,999	80,028,574	80,028,574

Issued as reinvestment of dividends:
Institutional Class	17,339	17,339	73,809	73,809
Private Investment Class	10,094	10,094	30,044	30,044
Personal Investment Class	354	354	741	741
Cash Management Class	14,330	14,330	31,879	31,879
Reserve Class	7,951	7,951	17,444	17,444
Resource Class	2,132	2,132	8,151	8,151
Corporate Class	13,913	13,913	16,263	16,263

Reacquired:
Institutional Class	(501,424,954)	(501,424,954)	(1,545,909,894)	(1,545,909,894)
Private Investment Class	(47,137,064)	(47,137,064)	(183,594,500)	(183,594,500)
Personal Investment Class	(3,838,296)	(3,838,296)	(5,266,473)	(5,266,473)
Cash Management	(65,191,855)	(65,191,855)	(150,461,464)	(150,461,464)
Reserve Class	(37,491,232)	(37,491,232)	(66,667,425)	(66,667,425)
Resource Class	(879,433)	(879,433)	(53,528,708)	(53,528,708)
Corporate Class	(23,008,518)	(23,008,518)	(75,915,191)	(75,915,191)
Net increase in share activity	21,315,824	$21,315,824	2,457,886	$2,457,886

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 56% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

53                         Short-Term Investments Trust

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Private Investment Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets
Liquid Assets Portfolio
Six months ended 02/28/14	$1.00	$0.00	$0.00	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.01%	$340,521	0.20	%(c)	0.68	%(c)	0.01	%(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	370,059	0.24		0.67		0.02
Year ended 08/31/12	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	372,458	0.27		0.68		0.02
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	501,630	0.28		0.67		0.01
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	709,454	0.31		0.68		0.03
Year ended 08/31/09	1.00	0.01	0.00	0.01	(0.01)	—	(0.01)	1.00	1.00	748,744	0.46		0.71		0.87
STIC Prime Portfolio
Six months ended 02/28/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	160,119	0.09	(c)	0.69	(c)	0.05	(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	166,612	0.12		0.69		0.07
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	159,750	0.15		0.70		0.05
Year ended 08/31/11	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	267,621	0.22		0.69		0.02
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	306,984	0.25		0.69		0.04
Year ended 08/31/09	1.00	0.01	0.00	0.01	(0.01)	—	(0.01)	1.00	0.64	429,979	0.42		0.73		0.68
Treasury Portfolio
Six months ended 02/28/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	583,949	0.04	(c)	0.68	(c)	0.02	(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	583,020	0.09		0.68		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	808,131	0.08		0.68		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	845,022	0.12		0.68		0.02
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	784,322	0.16		0.68		0.02
Year ended 08/31/09	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.19	2,267,919	0.31		0.70		0.21
Government & Agency Portfolio
Six months ended 02/28/14	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.01	358,346	0.05	(c)	0.63	(c)	0.03	(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	358,383	0.11		0.64		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	382,019	0.10		0.63		0.03
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	549,857	0.15		0.63		0.02
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	558,000	0.21		0.63		0.03
Year ended 08/31/09	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.46	781,264	0.39		0.65		0.35
Government TaxAdvantage Portfolio
Six months ended 02/28/14	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	18,893	0.01	(c)	0.77	(c)	0.04	(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	20,036	0.06		0.70		0.03
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	38,426	0.07		0.72		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	47,638	0.11		0.76		0.03
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	28,423	0.14		0.76		0.04
Year ended 08/31/09	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.38	42,922	0.35		0.80		0.31
Tax-Free Cash Reserve Portfolio
Six months ended 02/28/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	35,209	0.02	(c)	0.80	(c)	0.06	(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	52,446	0.10		0.80		0.06
Year ended 08/31/12	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.06	95,843	0.13		0.80		0.06
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	98,842	0.26		0.79		0.03
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	118,919	0.29		0.79		0.03
Year ended 08/31/09	1.00	0.01	(0.00)	0.01	(0.01)	—	(0.01)	1.00	0.70	206,398	0.48		0.81		0.83

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $326,550, $187,069, $555,425, $363,523, $23,080 and $42,481 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.

54                         Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Private Investment Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2013 through February 28, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Private Investment Class	Beginning Account Value (09/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/14)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/14)	Expenses Paid During Period[2]
Liquid Assets Portfolio	$1,000.00	$1,000.10	$0.99	$1,023.80	$1.00	0.20%
STIC Prime Portfolio	1,000.00	1,000.20	0.45	1,024.35	0.45	0.09
Treasury Portfolio	1,000.00	1,000.10	0.20	1,024.60	0.20	0.04
Government & Agency Portfolio	1,000.00	1,000.10	0.25	1,024.55	0.25	0.05
Government TaxAdvantage Portfolio	1,000.00	1,000.20	0.05	1,024.74	0.05	0.01
Tax-Free Cash Reserve Portfolio	1,000.00	1,000.30	0.10	1,024.70	0.10	0.02

[1]	The actual ending account value is based on the actual total return of the Funds for the period September 1, 2013 through February 28, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

55                         Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287                         CM-STIT-SAR-5           Invesco Distributors, Inc.

Semiannual Report to Shareholders	February 28, 2014

Reserve Class

Short-Term Investments Trust (STIT)

Liquid Assets Portfolio

STIC Prime Portfolio

Treasury Portfolio

Government & Agency Portfolio

Government TaxAdvantage Portfolio

Tax-Free Cash Reserve Portfolio

2 Fund Data

3 Letters to Shareholders

4 Schedule of Investments

37 Financial Statements

43 Notes to Financial Statements

54 Financial Highlights

55 Fund Expenses

An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2014, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Data

Reserve Class data as of 2/28/14
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Liquid Assets	34 - 47 days	36 days	67 days	$126.8 million
STIC Prime	11 - 20 days	12 days	12 days	19.5 million
Treasury	27 - 51 days	39 days	39 days	128.0 million
Government & Agency	23 - 46 days	38 days	62 days	289.6 million
Government TaxAdvantage	19 - 52 days	44 days	59 days	997.9 thousand
Tax-Free Cash Reserve	16 - 32 days	16 days	16 days	31.4 million

Weighted average maturity (WAM) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

2                         Short-Term Investments Trust

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

Members of the Invesco Funds Board work continually to oversee how the Invesco Funds are performing in light of ever-changing and often unpredictable economic and market conditions. One of the ways we do this is by verifying that the teams that manage funds understand the risks associated with the investments they make in the funds they manage.

Regardless of the type of fund in which you’re invested, be assured that the Invesco Funds Board will continue working on your behalf and on behalf of all our fund shareholders, keeping your needs and interests uppermost in our minds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely, Bruce L. Crockett Independent Chair Invesco Funds Board of Trustees

Karen Dunn Kelley

Dear Shareholders:

Throughout calendar year 2013, the US Federal Reserve (the Fed) continued its accommodative monetary policies, purchasing $40 billion in mortgage-backed securities and $45 billion in longer term Treasury securities each month as part of the third round of its quantitative easing.[1] In January 2014, the Fed began reducing, or tapering, its asset purchases.

Throughout the reporting period, the Fed maintained its target policy rate in a range of between zero and 0.25%, committing to keep interest rates exceptionally low as long as unemployment remains above 6.5% and inflation remains below 2.5%.[1] These policies kept short-term interest rates low, creating a challenging environment for money market funds.

Overall, moderate economic growth, low inflation and strong corporate fundamentals in 2013 created a supportive environment for fixed income credit.

For Invesco Global Liquidity, part of Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield – in that order – to our money market fund investors.

All of us at Invesco Fixed Income are dedicated to helping our clients achieve their liquidity needs. We are also committed to excellence in customer service. If you have questions about your account, please contact one of our Invesco Global Liquidity representatives at 800 659 1005.

Sincerely,

Karen Dunn Kelley

Senior Managing Director, Investments

1  Source: US Federal Reserve

3                         Short-Term Investments Trust

Schedule of Investments

February 28, 2014

(Unaudited)

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–42.30%(a)
Asset-Backed Securities–Consumer Receivables–4.61%
Barton Capital LLC(b)(c)	0.18%	11/06/14	$100,000	$100,000,000
Old Line Funding, LLC(b)	0.17%	04/14/14	37,970	37,962,111
Old Line Funding, LLC(b)	0.17%	03/18/14	37,900	37,896,957
Old Line Funding, LLC(b)	0.17%	05/20/14	50,000	49,981,111
Old Line Funding, LLC(b)(c)	0.18%	06/12/14	61,100	61,100,000
Old Line Funding, LLC(b)	0.23%	07/15/14	69,574	69,513,548
Old Line Funding, LLC(b)	0.24%	03/17/14	50,000	49,994,667
Salisbury Receivables Co. LLC(b)	0.18%	04/07/14	60,000	59,988,900
Sheffield Receivables Corp.(b)	0.17%	04/22/14	25,000	24,993,861
Sheffield Receivables Corp.(b)	0.18%	03/12/14	30,000	29,998,350
Sheffield Receivables Corp.(b)	0.18%	03/14/14	97,000	96,993,695
Sheffield Receivables Corp.(b)	0.18%	04/11/14	68,500	68,485,957
Sheffield Receivables Corp.(b)	0.22%	03/10/14	50,000	49,997,250
Thunder Bay Funding, LLC(b)(c)	0.22%	04/04/14	30,000	30,000,000
Thunder Bay Funding, LLC(b)(c)	0.22%	04/09/14	65,200	65,200,000
Thunder Bay Funding, LLC(b)	0.23%	07/15/14	28,600	28,575,150
Thunder Bay Funding, LLC(b)	0.25%	08/12/14	100,000	99,886,106
				960,567,663

Asset-Backed Securities–Fully Supported–2.04%
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(d)	0.20%	06/09/14	67,600	67,562,444
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(d)	0.20%	07/14/14	84,300	84,236,775
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(d)	0.20%	07/16/14	50,000	49,961,944
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(d)	0.20%	07/16/14	30,000	29,977,167
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(d)	0.20%	08/18/14	50,000	49,952,778
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(d)	0.21%	05/14/14	25,000	24,989,208
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(d)	0.21%	05/15/14	39,200	39,182,850
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(d)	0.21%	05/15/14	79,400	79,365,263
				425,228,429

Asset-Backed Securities–Fully Supported Bank–4.32%
Alpine Securitization Corp. (CEP–Credit Suisse AG)(b)(d)	0.11%	03/11/14	90,000	89,997,250
Alpine Securitization Corp. (CEP–Credit Suisse AG)(b)(d)	0.11%	03/12/14	54,500	54,498,168
Cancara Asset Securitisation LLC (CEP–Lloyds Bank PLC)(b)(d)	0.14%	04/03/14	20,000	19,997,434
Cancara Asset Securitisation LLC (CEP–Lloyds Bank PLC)(b)(d)	0.14%	04/04/14	80,500	80,489,356
Concord Minutemen Capital Co., LLC Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.20%	03/14/14	102,600	102,592,590
Crown Point Capital Co., LLC Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.20%	03/11/14	95,000	94,994,722
Crown Point Capital Co., LLC Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.20%	03/14/14	12,900	12,899,068
Crown Point Capital Co., LLC Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.20%	03/17/14	50,000	49,995,556
Crown Point Capital Co., LLC Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.21%	03/06/14	30,300	30,299,116
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi)(b)(d)	0.17%	04/07/14	25,000	24,995,632
Govco LLC (CEP–Citibank NA)(b)	0.12%	03/13/14	44,100	44,098,236
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.20%	03/11/14	50,000	49,997,222
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.20%	03/14/14	25,000	24,998,195

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities–Fully Supported Bank–(continued)
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.20%	04/11/14	$34,100	$34,092,233
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.21%	03/05/14	61,700	61,698,560
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.21%	03/12/14	25,000	24,998,396
Mountcliff Funding LLC (Multi-CEP’s–Deutsche Bank Trust Co. Americas)(b)(d)	0.12%	03/04/14	50,000	49,999,500
Ridgefield Funding Co. LLC (CEP–BNP Paribas SA)(b)(d)	0.24%	05/06/14	50,000	49,978,000
				900,619,234

Asset-Backed Securities–Multi-Purpose–6.93%
Atlantic Asset Securitization LLC(b)(d)	0.12%	03/12/14	40,000	39,998,533
Atlantic Asset Securitization LLC(b)(c)(d)	0.18%	08/06/14	109,200	109,200,000
Atlantic Asset Securitization LLC(b)(c)(d)	0.23%	08/29/14	160,000	160,000,000
Chariot Funding, LLC(b)	0.22%	07/08/14	25,000	24,980,292
Chariot Funding, LLC(b)	0.22%	08/05/14	50,000	49,952,028
Chariot Funding, LLC(b)	0.23%	05/01/14	50,000	49,980,514
Chariot Funding, LLC(b)	0.23%	05/08/14	95,000	94,958,728
Chariot Funding, LLC(b)	0.23%	06/05/14	46,100	46,071,725
Chariot Funding, LLC(b)	0.23%	06/09/14	25,000	24,984,028
Chariot Funding, LLC(b)	0.23%	06/11/14	25,000	24,983,708
Chariot Funding, LLC(b)	0.23%	07/07/14	50,000	49,959,111
Chariot Funding, LLC(b)	0.24%	04/16/14	37,400	37,388,531
Jupiter Securitization Co. LLC(b)	0.22%	07/15/14	14,800	14,787,699
Jupiter Securitization Co. LLC(b)	0.23%	03/18/14	35,000	34,996,199
Jupiter Securitization Co. LLC(b)	0.23%	04/03/14	60,000	59,987,350
Jupiter Securitization Co. LLC(b)	0.23%	06/03/14	32,300	32,280,602
Jupiter Securitization Co. LLC(b)	0.23%	07/02/14	50,000	49,960,708
Jupiter Securitization Co. LLC(b)	0.24%	03/03/14	73,000	72,999,027
Jupiter Securitization Co. LLC(b)	0.24%	03/04/14	46,000	45,999,080
Jupiter Securitization Co. LLC(b)	0.24%	04/02/14	40,000	39,991,467
Mont Blanc Capital Corp.(b)(d)	0.19%	04/14/14	33,626	33,618,191
Mont Blanc Capital Corp.(b)(d)	0.22%	03/10/14	50,000	49,997,250
Nieuw Amsterdam Receivables Corp.(b)(d)	0.14%	04/04/14	60,000	59,992,067
Regency Markets No. 1 LLC(b)(d)	0.14%	03/10/14	40,525	40,523,581
Regency Markets No. 1 LLC(b)(d)	0.14%	03/12/14	85,000	84,996,364
Regency Markets No. 1 LLC(b)(d)	0.14%	03/20/14	30,000	29,997,783
Scaldis Capital LLC(b)(d)	0.13%	03/20/14	57,000	56,996,089
Versailles Commercial Paper LLC(b)	0.18%	04/14/14	25,000	24,994,500
				1,444,575,155

Consumer Finance–1.03%
Toyota Motor Credit Corp.(d)	0.22%	03/03/14	155,000	154,998,106
Toyota Motor Credit Corp.(d)	0.25%	09/30/14	60,000	59,911,250
				214,909,356

Diversified Banks–16.34%
ANZ New Zealand Int’l Ltd.(b)(d)	0.21%	07/10/14	60,200	60,153,997
Australia & New Zealand Banking Group, Ltd.(b)(d)	0.17%	03/14/14	50,000	49,996,930
Barclays Bank PLC(b)(c)(d)	0.49%	07/31/14	210,000	210,000,000
BNP Paribas Finance Inc.(d)	0.19%	05/05/14	40,000	39,986,278
BNP Paribas Finance Inc.(d)	0.20%	05/06/14	119,000	118,956,367
Collateralized Commercial Paper Co., LLC	0.30%	08/18/14	160,000	159,773,333

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks–(continued)
Collateralized Commercial Paper Co., LLC	0.31%	03/03/14	$78,000	$77,998,657
Collateralized Commercial Paper Co., LLC	0.40%	09/02/14	130,000	129,732,778
Collateralized Commercial Paper II Co., LLC(b)	0.31%	03/03/14	90,000	89,998,450
Collateralized Commercial Paper II Co., LLC(b)	0.40%	08/05/14	50,000	49,912,778
Commonwealth Bank of Australia(b)(c)(d)	0.15%	05/20/14	100,000	100,000,000
Dexia Credit Local S.A.(d)	0.22%	06/17/14	77,100	77,049,114
Dexia Credit Local S.A.(d)	0.23%	07/08/14	146,200	146,079,506
Dexia Credit Local S.A.(d)	0.24%	07/07/14	50,000	49,957,333
Dexia Credit Local S.A.(d)	0.24%	08/19/14	60,500	60,431,030
Dexia Credit Local S.A.(d)	0.32%	08/18/14	79,400	79,280,018
JP Morgan Securities LLC(b)	0.40%	08/12/14	100,000	99,817,778
Lloyds Bank PLC(d)	0.08%	03/05/14	135,000	134,998,875
Mizuho Funding, LLC(b)(d)	0.13%	03/27/14	32,000	31,996,996
Mizuho Funding, LLC(b)(d)	0.22%	05/06/14	100,000	99,959,667
Mizuho Funding, LLC(b)(d)	0.23%	07/07/14	40,000	39,968,000
National Australia Funding Delaware Inc.(b)(d)	0.19%	06/03/14	75,000	74,962,792
National Australia Funding Delaware Inc.(b)(d)	0.19%	07/14/14	37,800	37,773,068
National Australia Funding Delaware Inc.(b)(d)	0.20%	07/07/14	28,600	28,579,662
Natixis US Finance Co., LLC(d)	0.12%	03/05/14	79,100	79,098,945
Natixis US Finance Co., LLC(d)	0.21%	03/11/14	50,000	49,997,083
Oversea-Chinese Banking Corp. Ltd.(d)	0.18%	04/03/14	73,400	73,387,889
Oversea-Chinese Banking Corp. Ltd.(d)	0.18%	04/07/14	100,000	99,981,500
Oversea-Chinese Banking Corp. Ltd.(d)	0.20%	03/10/14	73,000	72,996,350
PNC Bank, N.A.	0.28%	10/06/14	29,600	29,600,000
Rabobank USA Financial Corp.(d)	0.17%	03/17/14	112,800	112,791,477
Rabobank USA Financial Corp.(d)	0.21%	04/03/14	111,000	110,978,633
Societe Generale North America, Inc.(d)	0.09%	03/10/14	120,400	120,397,441
Societe Generale North America, Inc.(d)	0.19%	03/03/14	100,000	99,998,944
Societe Generale North America, Inc.(d)	0.23%	05/05/14	160,200	160,133,473
Standard Chartered Bank(b)(d)	0.19%	05/06/14	50,000	49,982,583
Standard Chartered Bank(b)(d)	0.22%	06/02/14	50,000	49,971,583
United Overseas Bank Ltd.(b)(d)	0.17%	03/03/14	150,000	149,998,583
United Overseas Bank Ltd.(b)(d)	0.17%	03/07/14	100,000	99,997,167
				3,406,675,058

Other Diversified Financial Services–0.67%
General Electric Capital Corp.	0.20%	03/10/14	65,000	64,996,750
General Electric Capital Corp.	0.20%	07/09/14	75,600	75,545,400
				140,542,150

Pharmaceuticals–0.20%
Sanofi S.A.(b)(d)	0.09%	03/21/14	42,000	41,997,900

Regional Banks–4.12%
BNZ International Funding Ltd.(b)(d)	0.16%	04/07/14	71,100	71,088,308
BNZ International Funding Ltd.(b)(d)	0.21%	08/26/14	20,000	19,979,233
Landesbank Hessen-Thueringen Girozentrale(b)(d)	0.12%	03/13/14	54,600	54,597,816
Mitsubishi UFJ Trust & Banking Corp.(b)(d)	0.23%	05/02/14	78,600	78,568,866
Mitsubishi UFJ Trust & Banking Corp.(b)(d)	0.24%	07/28/14	66,200	66,134,241
Sumitomo Mitsui Banking Corp.(b)(d)	0.20%	04/07/14	80,000	79,983,555

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Regional Banks–(continued)
Sumitomo Mitsui Banking Corp.(b)(d)	0.20%	04/28/14	$150,000	$149,951,667
Sumitomo Mitsui Banking Corp.(b)(d)	0.21%	04/21/14	50,000	49,985,479
Sumitomo Mitsui Banking Corp.(b)(d)	0.25%	08/05/14	57,000	56,937,854
Sumitomo Mitsui Trust Bank Ltd.(b)(d)	0.14%	03/07/14	52,400	52,398,821
Sumitomo Mitsui Trust Bank Ltd.(b)(d)	0.14%	03/05/14	20,000	19,999,689
Sumitomo Mitsui Trust Bank Ltd.(b)(d)	0.14%	03/06/14	100,000	99,998,056
Sumitomo Mitsui Trust Bank Ltd.(b)(d)	0.16%	04/07/14	57,000	56,990,627
				856,614,212

Soft Drinks–0.75%
Coca-Cola Co. (The)(b)	0.18%	05/05/14	50,000	49,983,750
Coca-Cola Co. (The)(b)	0.19%	09/02/14	50,000	49,951,181
Coca-Cola Co. (The)(b)	0.19%	09/03/14	31,000	30,969,568
Coca-Cola Co. (The)(b)	0.19%	09/04/14	25,000	24,975,326
				155,879,825

Specialized Finance–1.29%
Caisse des Depots et Consignations(b)(d)	0.11%	03/06/14	200,000	199,996,944
CDP Financial Inc.(b)(d)	0.19%	06/09/14	39,000	38,979,417
CDP Financial Inc.(b)(d)	0.19%	08/05/14	29,000	28,975,970
				267,952,331

Thrifts & Mortgage Finance–0.00%
Nationwide Building Society(b)(d)	0.22%	04/14/14	900	899,758
Total Commercial Paper (Cost $8,816,461,071)				8,816,461,071

Certificates of Deposit–28.03%
Australia & New Zealand Banking Group, Ltd.(d)	0.10%	03/03/14	400,000	400,000,000
Australia & New Zealand Banking Group, Ltd.(d)	0.17%	08/01/14	58,300	58,300,000
Bank of Montreal(d)	0.06%	03/04/14	125,000	125,000,000
Bank of Montreal(d)	0.17%	03/05/14	78,600	78,600,000
Bank of Montreal(c)(d)	0.34%	03/12/15	200,000	200,000,000
Bank of Nova Scotia(c)(d)	0.17%	04/10/14	114,500	114,499,371
Bank of Nova Scotia(d)	0.21%	04/03/14	105,000	105,000,000
Bank of Nova Scotia(c)(d)	0.30%	08/06/14	60,000	60,000,000
Bank of Nova Scotia(c)(d)	0.34%	02/27/15	120,100	120,100,000
Bank of Nova Scotia(c)(d)	0.34%	03/11/15	100,000	100,000,000
Bank of Scotland(d)	0.06%	03/03/14	145,000	145,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.17%	03/03/14	140,000	140,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.20%	05/02/14	100,000	100,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.21%	05/22/14	35,000	35,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.24%	03/11/14	91,000	91,000,000
Barclays Bank PLC(c)(d)	0.25%	03/11/14	32,000	32,000,000
Barclays Bank PLC(c)(d)	0.25%	06/17/14	450,000	450,000,000
Commonwealth Bank of Australia(d)	0.22%	05/06/14	150,000	150,001,374
Credit Agricole Corporate & Investment Bank(d)	0.10%	03/03/14	170,313	170,313,306
Credit Agricole Corporate & Investment Bank(d)	0.11%	03/05/14	329,000	329,000,000
Mitsubishi UFJ Trust & Banking Corp.(d)	0.22%	06/06/14	95,000	95,000,000
Mizuho Bank Ltd.(d)	0.21%	04/15/14	48,900	48,900,000
Mizuho Bank Ltd.(d)	0.22%	06/03/14	41,000	41,000,000
Mizuho Bank Ltd.(d)	0.23%	03/13/14	100,000	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Mizuho Bank Ltd.(d)	0.23%	04/02/14	$50,000	$50,000,000
Nationwide Building Society(d)	0.21%	04/09/14	75,000	74,982,949
Natixis(d)	0.09%	03/03/14	250,000	250,000,000
Natixis(c)(d)	0.32%	06/25/14	271,000	271,000,000
Nordea Bank Finland PLC(d)	0.14%	05/13/14	70,000	70,000,000
Nordea Bank Finland PLC(d)	0.17%	03/06/14	50,000	50,000,000
Nordea Bank Finland PLC(d)	0.18%	04/02/14	100,000	100,000,000
Norinchukin Bank (The)(c)(d)	0.24%	07/09/14	153,100	153,100,000
Norinchukin Bank (The)(d)	0.25%	08/08/14	46,000	46,000,000
Oversea-Chinese Banking Corp. Ltd.(d)	0.18%	04/09/14	115,100	115,100,000
Royal Bank of Canada(c)(d)	0.33%	03/04/15	300,000	300,000,000
Societe Generale(c)(d)	0.23%	11/13/14	110,000	110,000,000
Sumitomo Mitsui Banking Corp.(d)	0.21%	04/01/14	25,000	25,000,215
Sumitomo Mitsui Banking Corp.(d)	0.25%	05/01/14	50,000	50,000,000
Sumitomo Mitsui Trust Bank Ltd.(d)	0.25%	07/14/14	28,600	28,600,000
Swedbank AB(d)	0.07%	03/04/14	110,000	110,000,000
Toronto-Dominion Bank(d)	0.11%	03/03/14	50,000	50,000,000
Toronto-Dominion Bank(d)	0.11%	03/11/14	62,500	62,500,000
Toronto-Dominion Bank(d)	0.20%	05/21/14	55,000	55,000,000
Toronto-Dominion Bank(d)	0.20%	06/02/14	170,000	170,000,000
Toronto-Dominion Bank(d)	0.20%	07/28/14	33,300	33,300,000
Toronto-Dominion Bank(d)	0.22%	03/03/14	30,000	30,000,000
Wells Fargo Bank, N.A.(c)	0.17%	05/02/14	150,000	150,000,000
Wells Fargo Bank, N.A.(c)	0.17%	06/02/14	200,000	200,000,000
Total Certificates of Deposit (Cost $5,843,297,215)				5,843,297,215

Variable Rate Demand Notes–8.39%(e)
Credit Enhanced–8.35%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.16%	06/01/29	800	800,000
Appleton (City of) (Great Northern Corp.); Series 1999 A, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	09/01/19	4,500	4,500,000
Arlington (County of) Industrial Development Authority (Woodbury Park Apartments); Series 2005 A, Ref. VRD MFH RB (CEP–FHLMC)	0.03%	03/01/35	13,185	13,185,000
Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.16%	10/01/33	7,360	7,360,000
Austin (City of), Texas Housing Finance Corp. (Stassney Woods Apartments); Series 2004 A, Ref. VRD MFH RB (CEP–FNMA)	0.03%	10/15/32	3,350	3,350,000
Austin (County of), Texas Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	12/01/14	4,550	4,550,000
Bachelor Gulch Metropolitan District; Series 2004, VRD Unlimited Tax GO Bonds (LOC–U.S. Bank, N.A.)(f)	0.04%	12/01/23	1,755	1,755,000
Beaver Dam (City of) (YMCA of Dodge County, Inc.); Series 2006, VRD Development RB (LOC–FHLB of Chicago)(f)	0.03%	12/02/41	5,305	5,305,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	12/01/28	1,100	1,100,000
Bexar (County of), Texas Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.04%	12/15/34	3,355	3,355,000
Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	06/01/37	34,385	34,385,000
Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust); Series 2001 A, VRD Limited Obligation Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.04%	02/01/31	7,735	7,735,000
Broward (County of) Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)	0.03%	12/01/29	6,930	6,930,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	07/01/39	$24,200	$24,200,000
Butler (County of) (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.03%	06/01/35	6,065	6,065,000
Butler (County of), Ohio (Lakota Family YMCA); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	05/01/27	1,750	1,750,000
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	11/01/38	1,900	1,900,000
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2011 D, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	07/01/41	41,800	41,800,000
California (State of); Series 2005 B-5, Ref. VRD Unlimited Tax GO Bonds (LOC–Barclays Bank PLC)(d)(f)	0.02%	05/01/40	30,000	30,000,000
Cambridge (City of) (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC–PNC Bank, N.A.)(f)	0.04%	12/01/21	1,900	1,900,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.14%	07/01/38	900	900,000
Carson (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, Hospital RB (LOC–U.S. Bank, N.A.)(f)	0.04%	09/01/33	19,905	19,905,000
Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.03%	06/15/31	2,685	2,685,000
Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.03%	06/15/31	2,010	2,010,000
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(f)	0.04%	11/01/40	2,870	2,870,000
Channahon (Village of) (Morris Hospital); Series 2003 D, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.03%	12/01/32	2,540	2,540,000
Chicago (City of), Illinois (Neighborhoods Alive 21 Program); Series 2002 B3, VRD Unlimited Tax GO Bonds (LOC–Bank of America, N.A.)(d)(f)	0.03%	01/01/37	5,000	5,000,000
Clackamas (County of) Hospital Facility Authority (Legacy Health System);
Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.03%	06/01/37	6,000	6,000,000
Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.03%	06/01/37	24,800	24,800,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	01/01/33	24,575	24,575,000
Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.04%	11/01/38	6,705	6,705,000
Colorado (State of) Educational & Cultural Facilities Authority (King’s Way Christian School); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.04%	04/01/39	5,420	5,420,000
Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.03%	11/01/28	3,710	3,710,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.03%	06/01/15	1,490	1,490,000
Colorado (State of) Housing & Finance Authority (Woodstream Village); Series 1985, VRD MFH RB (CEP–FNMA)	0.05%	02/01/31	3,215	3,215,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.03%	03/01/34	8,200	8,200,000
Cuyahoga (County of), Ohio (Euclid Avenue Housing Corp.);
Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	08/01/42	16,910	16,910,000
Series 2009 B, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.03%	08/01/39	6,750	6,750,000
Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.03%	11/01/30	22,005	22,005,000
DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.03%	06/15/25	6,840	6,840,000
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	09/01/36	3,545	3,545,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	05/01/36	9,500	9,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	0.12%	11/01/30	$1,765	$1,765,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	04/01/38	8,500	8,500,000
Douglas (County of) Hospital Authority No. 2 (Children’s Hospital Obligated Group); Series 2008 A, Ref. VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.04%	08/15/32	4,000	4,000,000
Duval (County of), Florida Housing Finance Authority (The Glades Apartments); Series 2002, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.03%	10/01/32	5,275	5,275,000
East Point (City of) Georgia, Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP–FHLMC)	0.05%	07/01/37	3,700	3,700,000
Elgin (City of) (Judson College); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	06/01/36	6,625	6,625,000
Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	11/01/24	10,000	10,000,000
Emmaus (City of) General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.03%	03/01/30	37,860	37,860,000
Englewood (City of) (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)	0.05%	12/01/34	5,000	5,000,000
Everett (City of) Public Facilities District; Series 2007, VRD RB (LOC–Bank of New York Mellon)(f)	0.04%	04/01/36	11,000	11,000,000
Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	06/01/37	13,065	13,065,000
Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–FNMA)	0.03%	11/15/35	10,990	10,990,000
Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.03%	05/15/31	3,880	3,879,957
Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facilities & Improvement RB (LOC–PNC Bank, N.A.)(f)	0.04%	07/01/33	11,945	11,945,000
Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–U.S. Bank, N.A.)(f)	0.03%	12/01/21	14,000	14,000,000
Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	06/01/23	4,965	4,965,000
Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(f)	0.02%	06/01/19	10,460	10,460,000
Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.03%	06/01/27	9,500	9,500,000
Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.03%	11/01/25	4,500	4,500,000
Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	01/01/38	3,785	3,785,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(f)	0.14%	08/01/37	3,950	3,950,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	04/01/38	12,790	12,790,000
Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(f)	0.03%	12/01/28	8,500	8,500,000
Illinois (State of) Finance Authority (Dominican University); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	03/01/36	3,035	3,035,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	01/01/16	5,815	5,815,000
Illinois (State of) Finance Authority (Latin School of Chicago);
Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	08/01/28	1,200	1,200,000
Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	08/01/35	4,965	4,965,000
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	06/01/29	3,000	3,000,000
Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	11/15/37	42,900	42,900,000
Series 2009 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	11/15/37	6,000	6,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago);
Series 2001, VRD RB (LOC–BMO Harris, N.A.)(f)	0.04%	06/01/29	$5,800	$5,800,000
Series 2004, VRD RB (LOC–BMO Harris N.A.)(f)	0.04%	06/01/34	4,200	4,200,000
Indiana (State of) Finance Authority (Columbus Regional Hospital); Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.04%	08/01/21	13,540	13,540,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.03%	02/01/24	1,000	1,000,000
Indiana (State of) Finance Authority (Howard Regional Health System); Series 2005 B, VRD Hospital RB (LOC–BMO Harris N.A.)(f)	0.03%	01/01/35	3,320	3,320,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 J, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.03%	11/01/37	5,600	5,600,000
Jackson (City of), Tennessee Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.03%	10/15/32	3,970	3,970,000
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(b)	0.03%	03/01/31	3,200	3,200,000
King George (County of), Virginia Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC–JPMorgan Chase Bank, N.A.)(b)(f)	0.05%	09/01/21	2,500	2,500,000
Lancaster (County of) Industrial Development Authority (Willow Valley Retirement Community); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	12/01/39	1,100	1,100,000
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(f)	0.03%	10/01/42	5,130	5,130,000
Lincoln (County of), Pennsylvania (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	11/01/24	12,060	12,060,000
Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	03/01/38	15,255	15,255,000
Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(f)	0.04%	09/01/28	7,415	7,415,000
Luzerne (County of) Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(f)	0.04%	11/01/26	3,770	3,770,000
Lyndhurst (City of), Ohio (Hawken School); Series 2002, VRD Economic Development RB (LOC–PNC Bank, N.A.) (f)	0.05%	05/01/27	3,940	3,940,000
Maplewood (City of) (Mounds Park Academy); Series 2003, VRD Educational Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.03%	10/01/23	625	625,000
Maricopa (County of) Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)	0.05%	04/15/30	7,815	7,815,000
Marietta (City of) Housing Authority (Wood Knoll Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)	0.03%	07/01/24	2,700	2,700,000
Marietta (City of), Georgia Housing Authority (Wood Glen Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)	0.03%	07/01/24	2,000	2,000,000
Marion (County of) Housing Authority (Residence at Marion Estates); Series 1997, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.06%	07/01/27	1,755	1,755,000
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	07/01/28	3,900	3,900,000
Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.04%	07/01/33	3,535	3,535,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	04/01/35	7,500	7,500,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC–TD Bank N.A)(f)	0.03%	07/01/41	9,450	9,450,000
Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.03%	07/01/38	1,865	1,865,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(f)	0.16%	03/01/39	7,825	7,825,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	10/15/30	$18,780	$18,780,000
Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	10/15/38	19,191	19,191,000
Middletown (City of), Ohio (Atrium Medical Center Obligated Group); Series 2008 A, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	11/15/39	18,500	18,500,000
Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(f)	0.03%	09/01/40	5,795	5,795,000
Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.04%	01/01/25	1,105	1,105,000
Minnesota (State of) Office of Higher Education; Series 2012 B, VRD Supplemental Student Local Program RB (LOC–Royal Bank of Canada, N.A.)(d)(f)	0.03%	08/01/47	40,000	40,000,000
Minnetonka (City of), Minnesota (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.03%	11/15/31	1,000	1,000,000
Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.05%	12/15/29	5,000	5,000,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.03%	04/01/37	12,300	12,300,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.03%	04/01/37	1,500	1,500,000
Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	10/01/33	12,800	12,800,000
Mobile (City of) Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC–National Australia Bank Ltd.)(b)(d)(f)	0.03%	05/01/41	3,300	3,300,000
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(d)(f)	0.07%	07/01/40	9,000	9,000,000
Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.03%	01/01/36	52,500	52,500,000
Montgomery (County of), Maryland Housing Opportunities Commission; Series 2008 A, VRD Multiple Purpose RB (LOC–PNC Bank, N.A.)(f)	0.03%	05/01/39	2,265	2,265,000
Montgomery (County of), Pennsylvania Industrial Development Authority (LaSalle College High School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	11/01/38	3,725	3,725,000
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds Bank PLC)(d)(f)	0.05%	07/01/38	20,100	20,100,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.03%	07/15/36	7,575	7,574,667
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.03%	02/15/34	425	424,813
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	01/01/18	3,875	3,875,000
New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.04%	12/01/24	2,780	2,780,000
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(f)	0.03%	09/01/37	2,900	2,900,000
New Jersey (State of) Economic Development Authority (Job Haines Home for Aged People); Series 1998, VRD RB (LOC–PNC Bank, N.A.)(f)	0.04%	02/01/28	700	700,000
New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportation System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.03%	06/15/32	48,000	48,000,000
New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC–HSBC Bank USA N.A.)(d)(f)	0.03%	11/01/36	8,645	8,645,000
New York (State of) Housing Finance Agency (Gotham West Housing); Series 2012 A-1, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	05/01/45	17,500	17,500,000
New York (State of) Housing Finance Agency (Related West 29th Street Housing); Series 2012 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.03%	05/01/45	10,000	10,000,000
New York (State of) Long Island Power Authority; Series 2012 D, VRD Electric System General RB (LOC–TD Bank, N.A.)(f)	0.02%	12/01/29	45,410	45,410,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Newport (City of) (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.04%	04/01/32	$13,810	$13,810,000
Newport News (City of), Virginia Industrial Development Authority (Christopher Newport University Foundations); Series 2006, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	08/01/36	1,820	1,820,000
North Carolina (State of) Capital Facilities Finance Agency (Asheville School, Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	04/01/27	2,920	2,920,000
North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	06/01/17	5,440	5,440,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	09/01/27	3,905	3,905,000
Oak Park Heights (City of), Minnesota (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)	0.04%	11/01/35	1,845	1,845,000
Ogden (City of), Utah Redevelopment Agency;
Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.16%	12/01/27	8,020	8,020,000
Series 2009 B-2, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.21%	12/01/27	1,665	1,665,000
Ohio (State of) Higher Educational Facility Commission (Capital University); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	12/01/31	25,595	25,595,000
Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (LOC–FHLB of Chicago)(f)	0.03%	09/01/36	3,715	3,715,000
Olympia (Port of) Economic Development Corp. (Spring Air Northwest); Series 1998, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.06%	11/01/23	600	600,000
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.03%	08/01/34	72,000	72,000,000
Oregon (State of) Health, Housing, Educational & Cultural Facilities Authority (Sacred Heart Medical Center Foundation); Series 1998 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.03%	11/01/28	775	775,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.07%	10/15/38	7,400	7,400,000
Orlando & Orange (Counties of) Expressway Authority; Subseries 2008 B-1, Ref. VRD RB (LOC–Bank of Montreal)(d)(f)	0.03%	07/01/40	2,900	2,900,000
Palm Beach (County of) Housing Finance Authority (Azalea Place Apartments); Series 1999 A, VRD MFH RB (CEP–FHLMC)(b)	0.08%	12/01/32	5,095	5,095,000
Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(f)	0.04%	07/01/32	5,085	5,085,000
Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC–PNC Bank, N.A.)(f)	0.05%	10/01/29	7,000	7,000,000
Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC–PNC Bank, N.A.)(f)	0.09%	08/01/35	1,100	1,100,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(b)(f)	0.05%	05/01/20	2,250	2,250,000
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University) Series 2002 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.03%	05/01/32	30,520	30,520,000
Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	02/01/34	6,960	6,960,000
Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Barclays Bank PLC)(d)(f)	0.03%	12/01/38	40,475	40,475,000
Philadelphia (City of), Pennsylvania Authority for Industrial Development (Chestnut Hill College); Series 2007 A, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	10/01/29	4,100	4,100,000
Pitkin (County of) (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.03%	12/01/24	5,235	5,235,000
Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	06/01/39	1,085	1,085,000
Roswell (City of) Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(b)	0.03%	08/01/24	3,950	3,950,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC–FHLB of Indianapolis)(f)	0.21%	07/01/40	$2,240	$2,240,000
San Gabriel (City of), Texas Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	04/01/26	4,215	4,215,000
Seattle (City of), Washington Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC–U.S. Bank, N.A.)(f)	0.03%	05/01/19	1,660	1,660,000
Shelby (County of) Health, Educational & Housing Facility Board (Providence Place Apartments); Series 2007, Ref. VRD MFH RB (CEP–FNMA)	0.03%	12/15/42	500	500,000
South Carolina (State of) Housing Finance & Development Authority (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB (CEP–FNMA)	0.03%	11/15/35	7,565	7,564,956
South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	03/01/28	3,752	3,752,000
St. Charles (County of), Missouri Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.03%	04/15/27	5,600	5,600,000
St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC–General Electric Capital Corp.)(b)(f)	0.15%	10/01/21	1,990	1,990,000
St. Louis (County of) Industrial Development Authority (Schnuck Markets, Inc.–Kirkwood); Series 1985, VRD IDR (LOC–U.S. Bank, N.A.)(b)(f)	0.04%	12/01/15	3,950	3,950,000
St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.02%	04/15/27	4,970	4,970,000
Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC–Northern Trust Co.)(f)	0.02%	11/15/50	3,500	3,500,000
Texas (State of) Department of Housing & Community Affairs (Champions Crossing Apartments); Series 2006, Ref. VRD MFH Mortgage RB (CEP–FNMA)(b)	0.08%	09/15/36	4,675	4,675,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)	0.03%	05/01/42	13,470	13,470,000
Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.03%	07/01/33	17,375	17,375,000
Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.05%	07/01/41	12,425	12,425,000
Texas (State of) Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.05%	06/01/41	8,590	8,590,000
Tuscaloosa (County of) Industrial Development Authority (Hunt Refining Co.); Series 2011, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(d)(f)	0.04%	04/01/28	10,000	10,000,000
Utah (State of) Associated Municipal Power Systems (Horse Butte Wind); Series 2012 B, VRD RB (LOC–Bank of Montreal)(d)(f)	0.03%	09/01/32	12,000	12,000,000
Vermont (State of) Educational & Health Buildings Financing Agency (Brattleboro Retreat (The)); Series 2011 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.03%	12/01/31	11,210	11,210,000
Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.04%	10/01/34	800	800,000
Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	12/01/38	32,500	32,500,000
Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	08/01/35	4,225	4,225,000
Volusia (County of), Florida Housing Finance Authority (The Anatole Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.03%	10/15/32	750	750,000
Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	06/01/18	10,000	10,000,000
Washington (State of) Housing Finance Commission (Alderwood Court Apartments); Series 2002 A, VRD MFH RB (CEP–FNMA)	0.05%	06/15/35	5,350	5,350,000
Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.04%	12/15/44	950	950,000
Washington (State of) Housing Finance Commission (Holly Village Senior Living); Series 1999 A, VRD MFH RB (CEP–FNMA)	0.07%	07/15/32	6,600	6,600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP–FHLMC)	0.07%	07/01/25	$8,300	$8,300,000
Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP–FNMA)	0.05%	09/01/38	2,000	2,000,000
Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.03%	12/15/44	3,100	3,100,000
Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(f)	0.03%	10/01/19	2,190	2,190,000
Washington (State of) Housing Finance Commission (Pacific Inn Apartments); Series 1996 A, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.03%	05/01/28	3,615	3,615,000
Washington (State of) Housing Finance Commission (Rockwood Retirement Communities Program); Series 1999 A, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(f)	0.03%	01/01/30	13,775	13,775,000
Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.04%	09/15/20	2,680	2,680,000
Wisconsin (State of) Health & Educational Facilities Authority (Goodwill Industries of Southeastern Wisconsin, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.04%	06/01/39	13,155	13,155,000
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 2000, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.16%	06/01/25	1,640	1,640,000
Wisconsin (State of) Health & Educational Facilities Authority (Hospital Sisters Services, Inc.); Series 2012 E, Ref. VRD Obligated Group RB (LOC–Bank of Montreal)(d)(f)	0.03%	08/01/40	21,200	21,200,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.);
Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	12/01/36	8,800	8,800,000
Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	12/01/36	11,000	11,000,000
Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	12/01/32	8,630	8,630,000
Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.04%	08/01/30	5,600	5,600,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	05/01/30	490	490,000
Young Men’s Christian Association of Metropolitan Milwaukee, Inc. (The); Series 2008, VRD Notes (LOC–BMO Harris Bank, N.A.)(f)	0.14%	05/01/33	700	700,000
				1,738,912,393

Other Variable Rate Demand Notes–0.04%(e)
Federal Home Loan Mortgage Corp.; Series M028 A, VRD Multifamily Ctfs.	0.05%	09/15/24	8,660	8,660,000
Total Variable Rate Demand Notes (Cost $1,747,572,393)				1,747,572,393

Other Bonds and Notes–3.84%
General Electric Capital Corp. Sr. Unsec. Global Notes	2.15%	01/09/15	25,457	25,866,694
Royal Bank of Canada, Sr. Unsec. Medium-Term Notes(b)(c)(d)	0.40%	02/27/15	200,000	200,000,000
Wells Fargo Bank, N.A.,
Sr. Unsec. Medium-Term Notes(c)	0.32%	03/20/15	200,000	200,000,000
Unsec. Medium-Term Notes(c)	0.34%	03/20/15	225,000	225,000,000
Westpac Banking Corp. Sr. Unsec. Medium-Term Notes(b)(c)(d)	0.39%	03/06/15	150,000	150,000,000
Total Other Bonds and Notes (Cost $800,866,694)				800,866,694
TOTAL INVESTMENTS (excluding Repurchase Agreements)–82.56% (Cost $17,208,197,373)				17,208,197,373

			Repurchase Amount
Repurchase Agreements–17.43%(g)
BNP Paribas Securities Corp., Open agreement dated 12/26/12, (collateralized by Mortgage-backed securities & Corporate obligations valued at $54,353,938; 0.36%-6.50%, 08/01/16-08/25/46)(d)(h)	0.16%	—	—	50,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Credit Agricole Corp. & Investment Bank, Agreement dated 02/28/14, maturing value of $200,001,333 (collateralized by U.S. Treasury obligation valued at $204,000,043; 1.13%, 04/30/20)	0.08%	03/03/14	$200,001,333	$200,000,000
Credit Agricole Corp. & Investment Bank, Agreement dated 02/28/14, maturing value of $500,002,500 (collateralized by U.S. Treasury & U.S. Government sponsored agency obligations valued at $510,000,007; 1.13%-2.63%, 09/18/18-11/15/20)	0.06%	03/03/14	500,002,500	500,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 02/28/14, aggregate maturing value of $750,003,125 (collateralized by U.S. Treasury obligations valued at $765,000,004; 0.63%-10.63%, 08/15/15-02/15/43)	0.05%	03/03/14	209,564,408	209,563,535
Credit Suisse Securities (USA) LLC, Open agreement dated 04/25/13, (collateralized by Asset-backed & Mortgage-backed securities valued at $373,847,363; 0%-38.67%, 05/15/24-11/03/51)(d)(h)	0.56%	—	—	340,000,000
Federal Reserve Bank of New York, Agreement dated 02/28/14, maturing value of $250,001,042 (collateralized by U.S. Treasury obligation valued at $250,001,129; 3.88%, 05/15/18)	0.05%	03/03/14	250,001,042	250,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/26/14, maturing value of $368,286,836 (collateralized by Asset-backed securities, Mortgage-backed securities, U.S. Government sponsored agency obligations, Corporate obligations, Sovereign debt & other instruments valued at $402,304,603; 0%-11.75%, 03/19/14-10/01/66)(i)	0.46%	04/28/14	368,286,836	368,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/28/14, maturing value of $305,151,229 (collateralized by Asset-backed securities, Mortgage-backed securities, Corporate obligations & Sovereign debt valued at $333,404,721; 0%-9.00%, 09/01/15-12/29/99)	0.51%	04/04/14	305,151,229	305,000,000
RBC Capital Markets Corp., Joint agreement dated 02/28/14, aggregate maturing value of $750,003,750 (collateralized by U.S. Treasury obligation valued at $765,000,013; 0.63%, 02/15/17)	0.06%	03/03/14	500,002,500	500,000,000
RBC Capital Markets Corp., Joint Term agreement dated 01/31/14, aggregate maturing value of $200,045,000 (collateralized by U.S. Government sponsored agency obligations valued at $204,000,001; 3.50%, 04/01/32-10/20/42)(i)	0.09%	05/01/14	50,011,250	50,000,000
RBC Capital Markets Corp., Term agreement dated 02/03/14, maturing value of $100,068,250 (collateralized by Corporate & Municipal obligations valued at $105,000,000; 0%-8.63%, 03/15/14-08/15/47(d)(i)	0.27%	05/05/14	100,068,250	100,000,000
RBC Capital Markets Corp., Term agreement dated 12/12/13, maturing value of $75,048,750 (collateralized by Corporate obligations valued at $78,750,000; 0.24%-9.63%, 03/17/14-02/01/44)(d)(i)	0.26%	03/12/14	75,048,750	75,000,000
RBC Capital Markets Corp., Term agreement dated 12/18/13, maturing value of $150,097,500 (collateralized by Corporate obligations valued at $157,500,000; 0%-9.50%, 04/17/14-03/01/44)(d)(i)	0.26%	03/18/14	150,097,500	150,000,000
Societe Generale, Agreement dated 02/28/14, maturing value of $250,001,250 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,000; 2.50%-4.50%, 04/01/26-03/01/43)	0.06%	03/03/14	250,001,250	250,000,000
Wells Fargo Securities, LLC, Joint agreement dated 02/28/14, aggregate maturing value of $600,003,000 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $612,000,000; 0%-14.50%, 08/15/14-02/15/44)	0.06%	03/03/14	286,292,707	286,291,276
Total Repurchase Agreements (Cost $3,633,854,811)				3,633,854,811
TOTAL INVESTMENTS(j)(k)–99.99% (Cost $20,842,052,184)				20,842,052,184
OTHER ASSETS LESS LIABILITIES–0.01%				2,670,858
NET ASSETS–100.00%				$20,844,723,042

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation

Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds

RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Short-Term Investments Trust

Liquid Assets Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (“the 1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2014 was $6,758,314,541, which represented 32.42% of the Fund’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2014.
(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 12.3%; Canada: 11.0%; Japan: 10.2%; United Kingdom: 8.6%; Australia: 5.8%; other countries less than 5% each: 13.6%.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2014.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
U.S. Bancorp	5.2%

Portfolio Composition by Maturity

In days, as of 2/28/14

1-7	41.3%
8-30	9.6
31-60	12.2
61-90	10.0
91-180	18.0
181+	8.9

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Short-Term Investments Trust

Schedule of Investments

February 28, 2014

(Unaudited)

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–43.10%(a)

Asset-Backed Securities-Consumer Receivables-0.93%
Barton Capital LLC(c)	0.18%	11/06/14	$30,000	$30,000,000

Asset-Backed Securities–Fully Supported Bank–9.76%
Alpine Securitization Corp. (CEP–Credit Suisse AG)(b)(c)	0.11%	03/12/14	8,000	7,999,731
Alpine Securitization Corp. (CEP–Credit Suisse AG)(b)(c)	0.11%	03/14/14	50,000	49,998,014
Alpine Securitization Corp. (CEP–Credit Suisse AG)(b)(c)	0.11%	03/11/14	13,000	12,999,603
Cancara Asset Securitisation LLC (CEP–Lloyds Bank PLC)(b)(c)	0.14%	04/04/14	12,000	11,998,413
Cancara Asset Securitisation LLC (CEP–Lloyds Bank PLC)(b)(c)	0.14%	04/03/14	25,000	24,996,792
Concord Minutemen Capital Co., LLC Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(c)	0.20%	03/14/14	15,000	14,998,917
Concord Minutemen Capital Co., LLC, Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(c)	0.21%	03/04/14	20,000	19,999,650
Crown Point Capital Co., LLC Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(c)	0.20%	03/14/14	2,000	1,999,856
Crown Point Capital Co., LLC Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(c)	0.21%	03/06/14	5,000	4,999,854
Crown Point Capital Co., LLC Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(c)	0.20%	03/17/14	50,000	49,995,555
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	0.18%	03/03/14	50,000	49,999,500
Govco LLC (CEP–Citibank NA)(c)	0.12%	03/13/14	7,000	6,999,720
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(c)	0.20%	04/01/14	25,000	24,995,694
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(c)	0.20%	03/14/14	5,900	5,899,574
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(c)	0.21%	03/05/14	9,000	8,999,790
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(c)	0.20%	03/11/14	10,000	9,999,445
Manhattan Asset Funding Co., LLC (CEP–Sumitomo Mitsui Financial Group, Inc.)(b)(c)	0.15%	03/19/14	6,000	5,999,550
				312,879,658

Asset-Backed Securities–Multi-Purpose–16.65%
Atlantic Asset Securitization LLC(b)(c)	0.18%	08/06/14	16,000	16,000,000
Atlantic Asset Securitization, LLC(b)(c)	0.12%	03/10/14	40,000	39,998,800
Gemini Securitization Corp., LLC Cost(b)(c)	0.15%	03/07/14	50,000	49,998,750
Nieuw Amsterdam Receivables Corp.(b)(c)	0.14%	03/05/14	100,000	99,998,444
Nieuw Amsterdam Receivables Corp.(b)(c)	0.15%	03/24/14	26,000	25,997,508
Regency Markets No. 1 LLC(b)(c)	0.14%	03/12/14	50,000	49,997,861
Regency Markets No. 1 LLC(b)(c)	0.14%	03/13/14	75,731	75,727,466
Regency Markets No. 1 LLC(b)(c)	0.14%	03/14/14	20,000	19,998,989
Scaldis Capital LLC(b)(c)	0.13%	03/20/14	8,000	7,999,451
Scaldis Capital, LLC(b)(c)	0.12%	03/10/14	80,000	79,997,600
Scaldis Capital, LLC(b)(c)	0.00%	03/17/14	43,000	42,996,942
Versailles Commercial Paper LLC(c)	0.17%	04/04/14	25,000	24,995,986
				533,707,797

Diversified Banks–4.90%
Landesbank Hessen-Thueringen Girozentrale(b)(c)	0.12%	03/13/14	8,000	7,999,680
Lloyds Bank PLC(b)	0.08%	03/05/14	19,000	18,999,842
Natixis US Finance Co., LLC(b)	0.12%	03/05/14	12,000	11,999,840
Societe Generale North America, Inc.(b)	0.09%	03/10/14	18,000	17,999,618
Standard Chartered Bank(b)(c)	0.14%	04/08/14	100,000	99,985,750
				156,984,730

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Life & Health Insurance–1.87%
MetLife Short Term Funding LLC(c)	0.09%	03/05/14	$60,000	$59,999,400

Pharmaceuticals–2.50%
Sanofi Pharmaceuticals(b)(c)	0.07%	03/20/14	80,000	79,997,044

Regional Banks–4.30%
Macquarie Bank Ltd.(b)(c)	0.14%	03/31/14	80,000	79,990,667
Macquarie Bank Ltd.(b)(c)	0.15%	03/31/14	50,000	49,993,750
Sumitomo Mitsui Trust Bank Ltd.(b)(c)	0.14%	03/07/14	8,000	7,999,820
				137,984,237

Specialized Finance–2.19%
Kreditanstalt fur Wiederaufbau(b)(c)	0.09%	03/07/14	27,975	27,974,580
Kreditanstalt fur Wiederaufbau(b)(c)	1.50%	04/04/14	42,215	42,273,250
				70,247,830
Total Commercial Paper (Cost $1,381,800,696)				1,381,800,696

Certificates of Deposit–15.50%
Bank of Montreal(b)	0.09%	03/06/14	100,000	100,000,000
Barclays Bank PLC(b)	0.25%	03/11/14	60,000	60,000,000
Credit Agricole Corporate & Investment Bank(b)	0.11%	03/05/14	50,000	50,000,000
Nordea Bank(b)	0.05%	03/06/14	100,000	100,000,000
Norinchukin Bank (The)(b)	0.17%	03/17/14	30,000	30,000,000
Oversea-Chinese Banking Corp., Ltd.(b)	0.24%	03/04/14	25,000	25,000,145
Swedbank AB(b)	0.06%	03/04/14	15,000	15,000,000
Swedbank AB(b)	0.07%	03/04/14	17,000	17,000,000
Toronto-Dominion Bank(b)	0.11%	03/03/14	50,000	50,000,000
Toronto-Dominion Bank(b)	0.12%	03/03/14	50,000	50,000,000
Total Certificates of Deposit (Cost $497,000,145)				497,000,145

Variable Rate Demand Notes–8.29%(d)
Credit Enhanced–8.29%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.16%	06/01/29	2,355	2,355,000
Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(c)(e)	0.05%	10/01/25	3,000	3,000,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(e)	0.14%	12/01/28	2,600	2,600,000
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(e)	0.04%	11/01/40	5,860	5,860,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(e)	0.03%	01/01/33	2,015	2,015,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2007, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.03%	06/01/37	5,000	5,000,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(e)	0.03%	03/01/34	1,800	1,800,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.03%	04/01/38	27,200	27,200,000
Franklin (County of), Ohio (Doctors Ohio Health Corp.); Sub. Series 1998 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(e)	0.03%	12/01/28	5,450	5,450,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(e)	0.03%	03/01/30	1,800	1,800,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.03%	04/01/38	8,600	8,600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.04%	01/01/16	$5,795	$5,795,000
Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.04%	08/01/28	11,530	11,530,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.03%	02/01/24	5,700	5,700,000
Indiana (State of) Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.04%	02/01/39	3,700	3,700,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank N.A.)(e)	0.03%	09/01/48	5,000	5,000,000
Jacksonville (City of), Florida Housing Finance Authority (St. Augustine Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.03%	07/15/33	3,830	3,830,000
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(e)	0.02%	10/01/38	2,390	2,390,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.04%	10/15/38	16,399	16,399,000
Minnetonka (City of), Minnesota (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.03%	11/15/31	4,000	4,000,000
Monmouth (City of), Illinois (Monmouth College); Series 2005, VRD IDR (LOC–PNC Bank, N.A.)(e)	0.05%	06/01/35	5,440	5,440,000
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds Bank PLC)(b)(e)	0.05%	07/01/38	935	935,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.03%	02/15/34	3,695	3,695,000
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(e)	0.04%	01/01/18	5,600	5,600,000
New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.04%	01/01/24	14,000	14,000,000
New York (State of) Long Island Power Authority; Series 2012 D, VRD Electric System General RB (LOC–TD Bank, N.A.)(e)	0.02%	12/01/29	43,600	43,600,000
Newport (City of) (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(e)	0.04%	04/01/32	1,610	1,610,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.06%	09/01/27	2,815	2,815,000
Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(e)	0.05%	06/01/23	5,500	5,500,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.07%	10/15/38	1,600	1,600,000
Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Barclays Bank PLC)(b)(e)	0.03%	12/01/38	15,000	15,000,000
Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC–Canadian Imperial Bank of Commerce)(b)(e)	0.04%	03/01/36	11,000	11,000,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(e)	0.03%	11/01/29	1,800	1,800,000
St. Louis (County of), Missouri Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.03%	04/15/27	9,170	9,170,000
Washington (State of) Housing Finance Commission (Bertschi School); Series 2006, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(e)	0.03%	06/01/35	5,525	5,525,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.04%	12/01/36	6,400	6,400,000
Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.04%	03/01/36	5,800	5,800,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.05%	05/01/30	2,415	2,415,000
Total Variable Rate Demand Notes (Cost $265,929,000)				265,929,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–0.41%
Overseas Private Investment Corp. (OPIC)–0.41%
Unsec. VRD COP Bonds(d) (Cost $13,000,000)	0.12%	05/15/30	$13,000	$13,000,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–67.30% (Cost $2,157,729,841)				2,157,729,841

			Repurchase Amount
Repurchase Agreements–32.67%(f)
Credit Agricole Corp. & Investment Bank, Agreement dated 02/28/14, maturing value of $250,001,250 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,001; 3.00%-4.00%, 02/01/27-10/01/42)	0.06%	03/03/14	250,001,250	250,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 02/28/14, aggregate maturing value of $750,003,125 (collateralized by U.S. Treasury obligations valued at $765,000,004; 0.63%-10.63%, 08/15/15-02/15/43)	0.05%	03/03/14	127,506,506	127,505,975
ING Financial Markets, LLC, Joint agreement dated 02/28/14, aggregate maturing value $550,002,750 (collateralized by U.S. Government sponsored agency obligations valued at $561,000,090; 2.04%-4.50%, 06/01/25-09/01/43)	0.06%	03/03/14	200,001,000	200,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/26/14, maturing value $55,042,869 (collateralized by Asset-backed securities obligations, Mortgage-backed securities obligations, U.S. Government sponsored agency obligations, Sovereign debt & Municipal obligations valued at $59,843,220; 0%-10.80%, 02/01/15-11/25/52(g)	0.46%	04/28/14	55,042,869	55,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/28/14, maturing value $25,019,167 (collateralized by Asset-backed & Mortgaged backed securities valued at $27,500,000; 0%-6.39%, 01/01/32-12/28/38)	0.46%	04/29/14	25,019,167	25,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/28/14, maturing value $45,022,313 (collateralized by Asset-backed securities, Mortgage-backed securities, Corporate obligations & Sovereign debt valued at $49,087,701; 0%-11.75%, 02/15/15-04/25/52)	0.51%	04/04/14	45,022,313	45,000,000
RBC Capital Markets Corp., Joint Term agreement dated 01/31/14, aggregate maturing value $200,045,000 (collateralized by U.S. Government sponsored agency obligations valued at $204,000,001; 3.50%, 04/01/32-10/20/42)(b)(g)	0.09%	05/01/14	100,022,500	100,000,000
RBC Capital Markets Corp., Term agreement dated 02/03/14, maturing value $50,034,125 (collateralized by Corporate & Municipal obligations valued at $52,500,000; 0%-8.36%, 06/01/15-04/01/49)(b)	0.27%	05/05/14	50,034,125	50,000,000
RBC Capital Markets Corp., Term agreement dated 12/12/13, maturing value $95,061,750 (collateralized by Corporate obligations valued at $99,750,000; 0.42%-9.63%, 10/31/14-12/15/43)(b)	26.00%	03/12/14	95,061,750	95,000,000
Wells Fargo Securities, LLC, Term agreement dated 02/07/14, maturing value of $100,049,167 (collateralized by Asset-backed securities, Mortgage-backed securities, Corporate obligations, Sovereign debt & other instruments valued at $104,577,713; 0%-8.88%, 03/05/14-12/15/43)	0.30%	04/07/14	100,049,167	100,000,000
Total Repurchase Agreements (Cost $1,047,505,975)				1,047,505,975
TOTAL INVESTMENTS(h)(i)–99.97% (Cost $3,205,235,816)				3,205,235,816
OTHER ASSETS LESS LIABILITIES–0.03%				968,729
NET ASSETS–100.00%				$3,206,204,545
Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Short-Term Investments Trust

STIC Prime Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 11.1%; France: 10.8%; Japan: 6.9; United Kingdom: 14.3; other countries less than 5% each: 16.9%.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2014 was $1,335,801,396, which represented 41.66% of the Fund’s Net Assets.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2014.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1I.
(g)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(h)	Also represents cost for federal income tax purposes.
(i)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

Portfolio Composition by Maturity

In days, as of 2/28/14

1-7	62.3%
8-30	20.6
31-60	17.1

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Short-Term Investments Trust

Schedule of Investments

February 28, 2014

(Unaudited)

Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–55.36%
U.S. Treasury Bills–45.66%(a)
U.S. Treasury Bills	0.05%	04/03/14	$250,000	$249,989,687
U.S. Treasury Bills	0.07%	04/03/14	750,000	749,955,312
U.S. Treasury Bills	0.06%	04/10/14	260,000	259,983,245
U.S. Treasury Bills	0.07%	04/10/14	750,000	749,945,833
U.S. Treasury Bills	0.13%	04/10/14	250,000	249,965,278
U.S. Treasury Bills	0.04%	04/17/14	750,000	749,963,281
U.S. Treasury Bills	0.16%	04/17/14	250,000	249,949,410
U.S. Treasury Bills	0.04%	04/24/14	500,000	499,969,626
U.S. Treasury Bills	0.07%	04/24/14	250,000	249,974,688
U.S. Treasury Bills	0.08%	04/24/14	300,000	299,966,250
U.S. Treasury Bills	0.05%	05/01/14	700,000	699,940,694
U.S. Treasury Bills	0.07%	05/01/14	300,000	299,963,146
U.S. Treasury Bills	0.09%	05/01/14	300,000	299,954,250
U.S. Treasury Bills	0.08%	05/08/14	350,000	349,946,639
U.S. Treasury Bills	0.10%	05/15/14	300,000	299,940,625
U.S. Treasury Bills	0.10%	05/22/14	350,000	349,922,270
U.S. Treasury Bills	0.10%	05/29/14	350,000	349,913,472
U.S. Treasury Bills	0.10%	06/05/14	250,000	249,931,334
U.S. Treasury Bills	0.07%	06/19/14	200,000	199,955,694
U.S. Treasury Bills	0.09%	07/03/14	350,000	349,891,500
U.S. Treasury Bills	0.09%	07/10/14	300,000	299,907,209
U.S. Treasury Bills	0.06%	07/17/14	300,000	299,928,126
U.S. Treasury Bills	0.06%	07/24/14	250,000	249,939,583
				8,608,797,152

U.S. Treasury Notes–9.70%
U.S. Treasury Notes	1.25%	04/15/14	925,000	926,348,773
U.S. Treasury Notes	0.25%	04/30/14	438,000	438,130,892
U.S. Treasury Notes	1.88%	04/30/14	212,000	212,636,928
U.S. Treasury Notes	2.25%	05/31/14	250,000	251,357,635
				1,828,474,228
Total U.S. Treasury Securities (Cost $10,437,271,380)				10,437,271,380
TOTAL INVESTMENTS (excluding Repurchase Agreements)–55.36% (Cost $10,437,271,380)				10,437,271,380

			Repurchase Amount
Repurchase Agreements–44.61%(b)
Barclays Capital Inc., Agreement dated 02/28/14, maturing value of $200,000,833 (collateralized by U.S. Treasury obligation valued at $204,000,007; 0.63%, 11/30/17)	0.05%	03/03/14	200,000,833	200,000,000
Barclays Capital Inc., Term agreement dated 02/24/14, maturing value of $300,015,000 (collateralized by U.S. Treasury obligations valued at $306,000,050; 0.25%-2.75%, 04/15/15-08/31/19)	0.05%	04/01/14	300,015,000	300,000,000
BNP Paribas Securities Corp., Agreement dated 02/28/14, maturing value $294,001,225 (collateralized by U.S. Treasury obligations valued at $299,880,074; 0.63%-1.00%, 08/31/17-11/30/19)	0.05%	03/03/14	294,001,225	294,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
BNP Paribas Securities Corp., Term agreement dated 02/12/14, maturing value $1,000,038,889 (collateralized by U.S. Treasury obligations valued at $1,020,000,043; 0.13%-4.00%, 07/31/14-08/15/20)(c)	0.04%	03/19/14	$1,000,038,889	$1,000,000,000
CIBC World Markets Corp., Agreement dated 02/28/14, maturing value of $100,000,417 (collateralized by U.S. Treasury obligations valued at $102,002,703; 0.25%-3.75%, 12/31/15-02/15/44)	0.05%	03/03/14	100,000,417	100,000,000
Citigroup Global Markets Inc., Agreement dated 02/28/14, maturing value of $500,002,083 (collateralized by U.S. Treasury obligations valued at $510,000,001; 0%-4.25%, 04/15/14-05/15/43)	0.05%	03/03/14	500,002,083	500,000,000
Citigroup Global Markets Inc., Open agreement dated 02/03/14 (collateralized by U.S. Treasury obligations valued at $510,000,011; 0%-6.00%, 05/22/14-02/15/29)(d)	0.03%	—	—	500,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 02/28/14, aggregate maturing value of $750,003,125 (collateralized by U.S. Treasury obligations valued at $765,000,004; 0.63%-10.63%, 08/15/15-02/15/43)	0.05%	03/03/14	52,544,143	52,543,924
Deutsche Bank Securities Inc., Term agreement dated 01/06/14, maturing value of $500,075,833 (collateralized by U.S. Treasury obligations valued at $510,000,001; 0%-8.50%, 06/26/14-08/15/39)(c)	0.06%	04/07/14	500,075,833	500,000,000
Federal Reserve Bank of New York, Agreement dated 02/28/14, maturing value of $900,003,750 (collateralized by U.S. Treasury obligations valued at $900,003,859; 3.00%-3.88%, 05/15/18-05/15/42)	0.05%	03/03/14	900,003,750	900,000,000
Goldman, Sachs & Co., Joint term agreement dated 02/18/14, aggregate maturing value of $1,100,045,833 (collateralized by U.S. Treasury obligations valued at $1,122,000,012; 0.13%-2.38%, 04/15/16-01/15/26)(c)	0.05%	03/20/14	750,031,250	750,000,000
HSBC Securities (USA) Inc., Agreement dated 02/28/14, maturing value of $200,000,833 (collateralized by U.S. Treasury obligations valued at $204,000,987; 1.38%-8.00%, 12/31/14-11/15/21)	0.05%	03/03/14	200,000,833	200,000,000
HSBC Securities (USA) Inc., Joint term agreement dated 02/25/14, aggregate maturing value of $1,000,007,778 (collateralized by U.S. Treasury obligations valued at $1,020,001,335; 0.25%-5.13%, 06/30/14-11/15/43)(c)	0.04%	03/04/14	650,005,056	650,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Agreement dated 02/28/14, maturing value $95,284,622 (collateralized by U.S. Treasury obligation valued at $97,190,064; 1.00%, 09/30/19)	0.04%	03/03/14	95,284,622	95,284,304
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/25/14, maturing value $600,003,500 (collateralized by U.S. Treasury obligations valued at $612,000,047; 0%-7.25%, 03/13/14-08/15/22)(c)	0.03%	03/04/14	600,003,500	600,000,000
Morgan Stanley, Agreement dated 02/28/14, maturing value $200,000,833 (collateralized by U.S. Treasury obligations valued at $204,000,009; 1.38%-4.13%, 05/15/15-05/15/18)	0.05%	03/03/14	200,000,833	200,000,000
RBC Capital Markets Corp., Term agreement dated 01/31/14, maturing value $750,093,750 (collateralized by U.S. Treasury obligations valued at $765,000,025; 0%-11.25%, 03/06/14-02/15/44)(c)	0.05%	05/01/14	750,093,750	750,000,000
Societe Generale, Agreement dated 02/28/14, maturing value of $494,002,058 (collateralized by U.S. Treasury obligation valued at $503,880,009; 1.25%, 07/15/20)	0.05%	03/03/14	494,002,058	494,000,000
Wells Fargo Securities, LLC, Agreement dated 02/28/14, maturing value $325,001,354 (collateralized by U.S. Treasury obligations valued at $331,500,040; 0%-8.75%, 04/15/14-11/15/43)	0.05%	03/03/14	325,001,354	325,000,000
Total Repurchase Agreements (Cost $8,410,828,228)				8,410,828,228
TOTAL INVESTMENTS(e)–99.97% (Cost $18,848,099,608)				18,848,099,608
OTHER ASSETS LESS LIABILITIES–0.03%				6,583,194
NET ASSETS–100.00%				$18,854,682,802

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Short-Term Investments Trust

Treasury Portfolio

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Principal amount equals value at period end. See Note 1I.
(c)	The Fund may demand payment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(d)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(e)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/14

1-7	43.0%
8-30	0.0
31-60	29.4
61-90	17.5
91-180	10.1
181+	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Short-Term Investments Trust

Schedule of Investments

February 28, 2014

(Unaudited)

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–48.97%
Federal Farm Credit Bank (FFCB)–5.67%
Unsec. Disc. Notes(a)	0.10%	05/02/14	$25,000	$24,995,695
Unsec. Disc. Notes(a)	0.08%	06/03/14	50,000	49,989,556
Unsec. Disc. Notes(a)	0.13%	07/23/14	20,000	19,989,600
Unsec. Disc. Notes(a)	0.14%	07/25/14	49,000	48,972,179
Unsec. Disc. Notes(a)	0.14%	08/20/14	60,000	59,959,867
Unsec. Notes(b)	0.08%	09/16/14	50,000	49,994,480
Unsec. Notes(b)	0.09%	10/28/14	25,000	24,998,305
Unsec. Notes(b)	0.11%	11/24/14	25,000	25,001,005
Unsec. Notes(b)	0.13%	01/13/15	70,000	69,993,901
				373,894,588

Federal Home Loan Bank (FHLB)–29.41%
Unsec. Bonds	0.13%	04/11/14	50,000	49,997,487
Unsec. Bonds	0.14%	05/22/14	75,000	75,000,159
Unsec. Bonds	0.15%	10/09/14	50,000	49,998,734
Unsec. Bonds	0.13%	10/30/14	50,000	49,992,787
Unsec. Disc. Notes(a)	0.09%	04/02/14	122,850	122,840,718
Unsec. Disc. Notes(a)	0.09%	04/04/14	75,000	74,993,625
Unsec. Disc. Notes(a)	0.10%	04/04/14	135,000	134,987,420
Unsec. Disc. Notes(a)	0.09%	04/09/14	50,000	49,995,125
Unsec. Disc. Notes(a)	0.11%	04/09/14	75,000	74,991,469
Unsec. Disc. Notes(a)	0.09%	04/11/14	86,578	86,569,126
Unsec. Disc. Notes(a)	0.11%	04/11/14	60,500	60,492,765
Unsec. Disc. Notes(a)	0.07%	04/25/14	50,000	49,994,653
Unsec. Disc. Notes(a)	0.08%	04/30/14	75,000	74,990,625
Unsec. Disc. Notes(a)	0.10%	05/02/14	50,000	49,991,389
Unsec. Disc. Notes(a)	0.12%	07/02/14	75,000	74,969,250
Unsec. Disc. Notes(a)	0.13%	07/07/14	50,000	49,976,889
Unsec. Disc. Notes(a)	0.11%	08/01/14	56,280	56,254,885
Unsec. Global Bonds	0.06%	04/02/14	70,000	69,998,249
Unsec. Global Notes(b)	0.14%	04/04/14	80,000	79,998,865
Unsec. Global Notes(b)	0.10%	04/25/14	125,000	125,000,841
Unsec. Global Notes(b)	0.09%	04/28/14	60,000	60,000,000
Unsec. Global Notes(b)	0.10%	05/01/14	75,000	75,000,099
Unsec. Global Notes(b)	0.11%	05/27/14	39,500	39,502,099
Unsec. Global Notes(b)	0.14%	06/16/14	50,000	50,000,000
Unsec. Global Notes(b)	0.10%	08/12/14	80,000	80,000,000
Unsec. Global Notes(b)	0.20%	08/19/15	50,000	49,985,124
Unsec. Global Notes(b)	0.00%	09/08/15	75,000	74,982,848
Unsec. Notes(b)	0.11%	10/22/14	50,000	50,000,000
				1,940,505,231

Federal Home Loan Mortgage Corp. (FHLMC)–9.00%
Unsec. Disc. Notes(a)	0.05%	04/14/14	74,616	74,611,440
Unsec. Disc. Notes(a)	0.11%	04/14/14	75,000	74,990,375

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Mortgage Corp. (FHLMC)–(continued)
Unsec. Disc. Notes(a)	0.10%	04/21/14	$75,000	$74,989,375
Unsec. Disc. Notes(a)	0.09%	04/28/14	50,000	49,992,508
Unsec. Disc. Notes(a)	0.11%	05/22/14	65,000	64,983,714
Unsec. Disc. Notes(a)	0.09%	06/18/14	50,000	49,986,375
Unsec. Disc. Notes(a)	0.08%	07/14/14	55,000	54,983,294
Unsec. Disc. Notes(a)	0.15%	10/06/14	50,000	49,953,158
Unsec. Disc. Notes(a)	0.17%	01/06/15	50,000	49,926,570
Unsec. Global Bonds	0.75%	11/25/14	49,427	49,644,799
				594,061,608

Federal National Mortgage Association (FNMA)–3.57%
Unsec. Disc. Notes(a)	0.12%	09/15/14	50,000	49,967,000
Unsec. Disc. Notes(a)	0.12%	09/16/14	50,000	49,966,833
Unsec. Global Bonds	0.88%	08/28/14	75,000	75,279,824
Unsec. Global Notes(b)	0.13%	06/20/14	60,398	60,407,932
				235,621,589

Overseas Private Investment Corp. (OPIC)–1.32%
Gtd. VRD COP Bonds(c)	0.12%	07/15/25	37,000	37,000,000
Gtd. VRD COP Bonds(c)	0.12%	07/09/26	50,000	50,000,000
				87,000,000
Total U.S. Government Sponsored Agency Securities (Cost $3,231,083,016)				3,231,083,016
TOTAL INVESTMENTS (excluding Repurchase Agreements)—48.97% (Cost $3,231,083,016)				3,231,083,016

			Repurchase Amount
Repurchase Agreements–52.17%(d)
Barclays Capital Inc., Joint term agreement dated 02/28/14, aggregate maturing value $400,003,889 (collateralized by U.S. Government sponsored agency obligations valued at $408,001,043; 0%-4.70%, 10/09/19-07/15/33)(e)	0.05%	03/07/14	300,002,917	300,000,000
BMO Capital Markets Corp., Joint agreement date 02/28/14, aggregate maturing value of $250,001,250 (collateralized by U.S. Government sponsored & U.S. Treasury obligations valued at $255,000,583; 0%-10.70%, 03/13/14-11/15/43)	0.06%	03/03/14	100,000,500	100,000,000
BNP Paribas Securities Corp., Term agreement dated 02/12/14, maturing value $300,011,667 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,747; 0%-6.75%, 04/23/14-06/22/35)(e)	0.04%	03/19/14	300,011,667	300,000,000
Citigroup Global Markets Inc., Joint agreement dated 02/28/14, aggregate maturing value $250,001,250 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $255,000,001; 0%-6.24%, 04/15/14-07/15/45)	0.06%	03/03/14	200,001,000	200,000,000
Citigroup Global Markets Inc., Joint open agreement dated 02/03/14 (collateralized by U.S. Treasury obligations valued at $255,000,099; 0.25%-9.88%, 11/30/14-07/15/23)(f)	0.04%	—	—	200,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 02/28/14, aggregate maturing value of $750,003,125 (collateralized by U.S. Treasury obligations valued at $765,000,004; 0.63%-10.63%, 08/15/15-02/15/43)	0.05%	03/03/14	142,211,497	142,210,904
Deutsche Bank Securities Inc., Joint agreement dated 02/28/14, aggregate maturing value of $400,001,667 (collateralized by U.S. Treasury obligations valued at $408,000,017; 0.13%-3.88%, 08/31/14-08/15/40)	0.05%	03/03/14	200,000,834	200,000,000
Deutsche Bank Securities Inc., Joint term agreement dated 01/06/14, aggregate maturing value of $350,061,931 (collateralized by U.S. Government sponsored agency obligations valued at $357,000,315; 0%-9.80%, 04/11/14-04/17/36)(e)	0.07%	04/07/14	300,053,084	300,000,000
Federal Reserve Bank of New York, Agreement dated 02/28/14, maturing value of $600,002,500 (collateralized by U.S. Treasury obligation valued at $600,002,553; 3.88%, 05/15/18)	0.05%	03/03/14	600,002,500	600,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Goldman, Sachs & Co., Joint term agreement dated 02/28/14, aggregate maturing value of $1,100,045,833 (collateralized by U.S. Treasury obligations valued at $1,122,000,012; 0.13%-2.38%, 04/15/16-01/15/26)(e)	0.05%	03/20/14	$300,012,500	$300,000,000
HSBC Securities (USA) Inc., Joint term agreement dated 02/25/14, aggregate maturing value of $1,000,007,778 (collateralized by U.S. Treasury obligations valued at $1,020,001,335; 0.25%-5.13%, 06/30/14-11/15/43)(e)	0.04%	03/04/14	300,002,333	300,000,000
ING Financial Markets, LLC, Agreement dated 02/28/14, maturing value $200,000,833 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $204,004,361; 0.00%-6.38%, 03/14/14-02/15/44)	0.05%	03/03/14	200,000,833	200,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Joint term agreement dated 02/25/14, aggregate maturing value $350,002,042 (collateralized by U.S. Government sponsored & U.S. Treasury obligations valued at $357,000,016; 0.00%-6.25%, 03/15/14-09/15/39)(e)	0.03%	03/04/14	300,001,750	300,000,000
Total Repurchase Agreements (Cost $3,442,210,904)				3,442,210,904
TOTAL INVESTMENTS(g)–101.14% (Cost $6,673,293,920)				6,673,293,920
OTHER ASSETS LESS LIABILITIES–(1.14)%				(75,354,897)
NET ASSETS–100.00%				$6,597,939,023

Investment Abbreviations:

COP	– Certificates of Participation
Disc.	– Discounted
Gtd.	– Guaranteed
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2014.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2014.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(g)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/14

1-7	52.9%
8-30	0.0
31-60	19.7
61-90	6.1
91-180	9.8
181+	11.5

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Short-Term Investments Trust

Schedule of Investments

February 28, 2014

(Unaudited)

Government TaxAdvantage Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–92.24%
Federal Farm Credit Bank (FFCB)–39.09%
Disc. Notes(a)	0.08%	04/01/14	$5,000	$4,999,655
Disc. Notes(a)	0.11%	07/14/14	10,000	9,995,875
Disc. Notes(a)	0.07%	07/10/14	10,000	9,997,453
Disc. Notes(a)	0.13%	07/23/14	5,000	4,997,400
Unsec. Bonds(b)	0.10%	04/17/14	11,300	11,300,633
Unsec. Disc. Notes(a)	0.01%	03/03/14	50,065	50,064,624
Unsec. Notes(b)	0.13%	01/13/15	10,000	9,999,129
				101,354,769

Federal Home Loan Bank (FHLB)–33.86%
Unsec. Disc. Notes(a)	0.10%	04/09/14	5,400	5,399,415
Unsec. Disc. Notes(a)	0.10%	04/16/14	7,200	7,199,126
Unsec. Disc. Notes(a)	0.10%	05/02/14	5,000	4,999,139
Unsec. Disc. Notes(a)	0.10%	05/07/14	5,000	4,999,042
Unsec. Disc. Notes(a)	0.11%	05/14/14	5,000	4,998,869
Unsec. Disc. Notes(a)	0.11%	05/16/14	5,200	5,198,792
Unsec. Disc. Notes(a)	0.07%	05/21/14	10,000	9,998,425
Unsec. Disc. Notes(a)	0.12%	05/23/14	5,000	4,998,617
Unsec. Disc. Notes(a)	0.06%	05/30/14	10,000	9,998,475
Unsec. Disc. Notes(a)	0.13%	05/30/14	5,000	4,998,412
Unsec. Global Bonds	0.06%	03/20/14	15,000	14,999,879
Unsec. Global Bonds(b)	0.10%	04/25/14	10,000	10,000,000
				87,788,191

Tennessee Valley Authority (TVA)–19.29%
Sr. Unsec. Disc. Notes(a)	0.03%	03/06/14	50,000	49,999,827
Total U.S. Government Sponsored Agency Securities (Cost $239,142,787)				239,142,787

U.S. Treasury Notes–7.74%
U.S. Treasury Notes	0.25%	04/30/14	10,000	10,003,309
U.S. Treasury Notes	0.25%	06/30/14	5,000	5,002,917
U.S. Treasury Notes	2.38%	08/31/14	5,000	5,056,636
Total U.S. Treasury Securities (Cost $20,062,862)				20,062,862
TOTAL INVESTMENTS(c)–99.98% (Cost $259,205,649)				259,205,649
OTHER ASSETS LESS LIABILITIES–0.02%				42,773
NET ASSETS–100.00%				$259,248,422

Investment Abbreviations:

Disc.	– Discounted
Sr.	– Senior
Unsec.	– Unsecured

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Short-Term Investments Trust

Government TaxAdvantage Portfolio

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2014.
(c)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/14

1-7	38.6%
8-30	5.8
31-60	15.0
61-90	17.4
91-180	17.4
181+	5.8

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Short-Term Investments Trust

Schedule of Investments

February 28, 2014

(Unaudited)

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–99.69%
Alabama–0.39%
Tuscaloosa (County of) Industrial Development Authority (Hunt Refining Co.); Series 2011 J, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.04%	04/01/28	$3,000	$3,000,000

Arizona–2.10%
Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.06%	12/01/37	12,935	12,935,000
Sierra Vista (City of) Industrial Development Authority (Mountain Steppes Apartments); Series 2001A, Ref. VRD MFH RB (CEP–FNMA)(a)	0.03%	06/15/31	3,345	3,345,000
				16,280,000

California–0.26%
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009 C, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.02%	11/01/38	2,000	2,000,000

Colorado–3.26%
Colorado (State of) Educational & Cultural Facilities Authority (Caldwell Academy); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.04%	06/01/33	8,285	8,285,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.14%	07/01/34	1,825	1,825,000
Colorado (State of) Housing & Finance Authority (Winridge Apartments); Series 1998, Ref. VRD MFH RB (CEP–FNMA)(a)	0.04%	02/15/28	2,000	2,000,000
Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.16%	03/01/17	7,100	7,100,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)	0.04%	07/01/21	4,090	4,090,000
Pueblo (County of) (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	12/01/23	2,010	2,010,000
				25,310,000

District of Columbia–0.31%
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.20%	01/01/29	2,400	2,400,000

Florida–2.45%
JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB(a)(d)(e)	0.05%	04/01/17	2,275	2,275,000
Marion (County of) Housing Finance Authority (Paddock Park Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.03%	10/15/32	1,125	1,125,000
Orlando & Orange (Counties of) Expressway Authority; Subseries 2008 B-1, Ref. VRD RB (LOC–Bank of Montreal)(a)(b)(c)	0.03%	07/01/40	15,600	15,600,000
				19,000,000

Georgia–0.53%
Gwinnett (County of) Housing Authority (The Greens Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)	0.05%	06/15/25	4,100	4,100,000

Illinois–8.73%
Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.03%	03/01/30	14,845	14,845,000
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris N.A.)(a)(b)	0.03%	02/01/42	12,400	12,400,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.04%	01/01/16	190	190,000
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club and Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.14%	08/01/30	4,700	4,700,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Newberry Library); Series 1988, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.04%	03/01/28	$800	$800,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008-B, VRD RB(a)	0.03%	12/01/46	5,700	5,700,000
Illinois (State of) Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.06%	03/01/22	5,000	5,000,000
Illinois (State of) Finance Authority (St. Ignatius College Prep.); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.04%	06/01/32	1,500	1,500,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.04%	01/01/37	5,820	5,820,000
Illinois (State of) Finance Authority (Uhlich Children’s Advantage); Series 2006, VRD RB (LOC–U.S. Bank N.A.)(a)(b)	0.06%	05/01/36	4,605	4,605,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–BMO Harris N.A.)(a)(b)	0.06%	10/01/33	4,000	4,000,000
University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.04%	01/15/22	8,120	8,120,000
				67,680,000

Indiana–5.54%
Fort Wayne (City of) (University of Saint Francis); Series 2008, VRD Economic Development RB (LOC–JPMorgan Chase Bank N.A.)(a)(b)	0.05%	08/01/28	1,600	1,600,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.14%	08/01/37	2,300	2,300,000
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 C, VRD Midwestern Disaster Relief RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.03%	06/01/40	5,100	5,100,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group); Series 2008 I, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.03%	11/01/37	18,260	18,260,000
Indiana (State of) Health Facility Financing Authority (Stone Belt Arc, Inc.); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.14%	02/01/25	1,655	1,655,000
Indianapolis (City of) (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)(a)	0.04%	05/15/38	14,000	14,000,000
				42,915,000

Iowa–0.79%
Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)(a)	0.04%	05/01/31	2,000	2,000,000
Iowa (State of) Higher Education Loan Authority (Private Education Working Capital Loan Program-Morningside College); Series 2013 C, RAN (LOC–U.S. Bank N.A.)(b)	2.00%	05/15/14	2,000	2,007,170
Polk (County of); Series 2013 B, Unlimited Tax GO Bonds	2.25%	06/01/14	2,095	2,105,553
				6,112,723

Kansas–1.42%
Kansas (State of) Development Finance Authority (Chesapeake Apartments JV GP LLC); Series 2000 M, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.03%	07/01/30	5,500	5,500,000
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)(d)	0.03%	03/01/31	3,500	3,500,000
Wichita (City of); Series 2011 D, Ref. Unlimited Tax GO Bonds	4.00%	09/01/14	2,000	2,038,146
				11,038,146

Kentucky–3.20%
Warren (County of) (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.05%	06/01/30	24,800	24,800,000

Maryland–2.02%
Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	07/01/32	4,760	4,760,000
Maryland (State of) Health & Higher Educational Facilities Authority (The Chimes, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	07/01/33	4,845	4,845,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–(continued)
Montgomery (County of); Series 2006 A, Consolidated Public Improvement Unlimited Tax GO Bonds	5.00%	05/01/14	$6,000	$6,048,007
				15,653,007

Massachusetts–1.45%
University of Massachusetts Building Authority; Series 2013 B-1,Commercial Paper Notes	0.10%	04/03/14	11,250	11,250,000

Michigan–5.82%
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-2, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.04%	10/15/30	14,715	14,715,000
Michigan (State of) State Building Authority (Facilities Program); Series 2007 I, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.03%	10/15/42	20,285	20,285,000
Southfield (City of) Economic Development Corp. (Lawrence Technological University); Series 2000, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.04%	02/01/35	4,215	4,215,000
West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.05%	04/01/22	5,935	5,935,000
				45,150,000

Minnesota–1.84%
Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.04%	04/01/37	5,835	5,835,000
St. Paul (City of) Port Authority; Series 2014-1, Ref. Unlimited Tax GO Bonds	2.00%	03/01/15	750	763,328
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, LP); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.04%	10/01/33	7,675	7,675,000
				14,273,328

Mississippi–0.13%
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone IDR(a)	0.04%	12/01/30	1,000	1,000,000

Missouri–4.34%
Independence (City of) Industrial Development Authority (The Groves & Graceland College Nursing Arts Center); Series 1997 A, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.20%	11/01/27	1,725	1,725,000
St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.06%	12/01/27	14,500	14,500,000
St. Joseph (City of), Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(a)(b)(c)	0.04%	11/15/43	17,400	17,400,000
				33,625,000

New Hampshire–2.70%
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.04%	01/01/18	6,000	6,000,000
New Hampshire (State of) Health & Education Facilities Authority (Exeter Hospital Obligated Group); Series 2003, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.03%	10/01/33	14,030	14,030,000
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.03%	09/01/37	900	900,000
				20,930,000

New Jersey–1.55%
New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.04%	01/01/24	12,000	12,000,000

New York–1.61%
Metropolitan Transportation Authority; Subseries 2008 A-2, Ref. VRD RB (LOC–Bank of Tokyo Mitsubishi UFJ, Ltd. (The))(a)(b)(c)	0.03%	11/01/31	3,455	3,455,000
New York (State of) Housing Finance Agency (Clinton Park Housing); Series 2010 A, VRD RB (CEP–FHLMC)(a)	0.03%	11/01/44	8,000	8,000,000
New York (State of) Housing Finance Agency (Maestro West Chelsea Housing); Series 2013 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.03%	11/01/47	1,000	1,000,000
				12,455,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–6.04%
Cambridge (City of) (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC–PNC Bank, N.A.)(a)(b)	0.04%	12/01/21	$8,030	$8,030,000
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(a)(b)	0.04%	11/01/40	5,000	5,000,000
Cleveland (City of) & Cuyahoga (County of) Port Authority (Carnegie/89th Garage & Service Center, LLC); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.04%	01/01/37	33,780	33,780,000
				46,810,000

Oregon–0.99%
Clackamas (County of) Hospital Facility Authority (Legacy Health System); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	06/01/37	7,700	7,700,000

Pennsylvania–13.65%
Beaver (County of) Industrial Development Authority (Metropolitan Edison Co.); Series 2005 A, Ref. VRD PCR (LOC–Bank of Nova Scotia)(a)(b)(c)	0.04%	07/15/21	8,500	8,500,000
Emmaus (City of) General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	03/01/30	10,000	10,000,000
Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Sr. Health & Housing Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.06%	09/01/18	2,025	2,025,000
Lancaster (County of) Industrial Development Authority (Willow Valley Retirement Community); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	12/01/39	10,000	10,000,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.05%	10/15/25	7,080	7,080,000
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds Bank PLC)(a)(b)(c)	0.05%	07/01/38	36,005	36,005,000
Pennsylvania (State of) Economic Development Financing Authority (Moosic Realty Partners, L.P.); Series 2010 A-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.05%	04/01/20	1,700	1,700,000
Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Barclays Bank PLC)(a)(b)(c)	0.03%	12/01/38	18,450	18,450,000
Quakertown (Borough of) General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.04%	07/01/26	5,270	5,270,000
Westmoreland (County of) Industrial Development Authority (Greensburg Thermal, LLC); Series 2005 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.05%	12/01/24	6,750	6,750,000
				105,780,000

Rhode Island–3.22%
Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 B, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.06%	09/01/37	24,945	24,945,000

South Carolina–4.16%
South Carolina (State of) Jobs-Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.03%	11/01/32	32,235	32,235,000

Tennessee–1.99%
Hamilton (County of); Series 2013 A, Unlimited Tax GO Bonds	3.00%	03/01/14	4,045	4,045,206
Jackson (City of) Health, Educational & Housing Facility Board (Post House North Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.03%	05/15/31	1,375	1,375,000
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Vanderbilt University); Series 2013 A, Commercial Paper Notes	0.17%	04/03/14	10,000	10,000,000
				15,420,206

Texas–6.03%
Houston (City of);
Series 2013 G-2, GO Commercial Paper Notes(c)	0.12%	04/08/14	7,000	7,000,000
Series 2014 H-2, Commercial Paper Notes	0.07%	03/18/14	9,800	9,800,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Spring Independent School District; Series 2013, Ref. Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	2.00%	08/15/14	$2,530	$2,550,561
Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)(a)	0.05%	02/15/27	6,460	6,460,000
Texas (State of); Series 2013, TRAN	2.00%	08/28/14	20,750	20,934,604
				46,745,165

Utah–0.40%
Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.08%	04/01/42	3,125	3,125,000

Vermont–1.97%
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.03%	09/01/38	15,300	15,300,000

Virginia–4.11%
Capital Beltway Funding Corp. of Virginia (I-495 Hot Lanes); Series 2010 C, Ref. VRD Sr. Lien Multi-Modal Toll RB (LOC–National Australia Bank)(a)(b)(c)	0.02%	12/31/47	12,400	12,400,000
Harrisonburg (City of) Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.06%	08/01/32	7,800	7,800,000
Prince William (County of); Series 2013, Public Improvement Unlimited Tax GO Bonds	5.00%	08/01/14	1,235	1,259,740
Roanoke (City of); Series 2004 B, Public Improvement Unlimited Tax GO Bonds(f)(g)	5.00%	02/01/15	1,750	1,842,962
Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.09%	12/01/19	560	560,000
Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.04%	08/01/35	8,000	8,000,000
				31,862,702

Washington–1.03%
Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.04%	07/01/44	8,000	8,000,000

West Virginia–0.83%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.03%	01/01/34	6,400	6,400,000

Wisconsin–4.13%
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital, Inc. Obligated Group); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.04%	08/15/34	27,200	27,200,000
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.05%	06/01/37	4,475	4,475,000
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.21%	07/01/14	375	375,000
				32,050,000

Wyoming–0.70%
Converse (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.04%	11/01/24	5,460	5,460,000
TOTAL INVESTMENTS(h)(i)–99.69% (Cost $772,805,277)				772,805,277
OTHER ASSETS LESS LIABILITIES–0.31%				2,394,320
NET ASSETS–100.00%				$775,199,597

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds

LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
PUTTERs	– Putable Tax-Exempt Receipts
RAN	– Revenue Anticipation Notes

RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2014.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 7.0%; Canada: 6.4%; other countries less than 5% each: 2.9%.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2014 was $18,250,000, which represented 2.35% of the Fund’s Net Assets.
(e)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations.
(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)	Also represents cost for federal income tax purposes.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
JPMorgan Chase Bank, N.A.	23.7%
Wells Fargo Bank, N.A.	8.5
U.S. Bank, N.A.	8.5
PNC Bank, N.A.	8.1
TD Bank, N.A.	8.1
Federal Home Loan Mortgage Corp.	7.4
Bank of Montreal	5.9

Portfolio Composition by Maturity

In days, as of 02/28/14

1-7	89.9%
8-30	1.3
31-60	3.7
61-90	1.1
91-180	0.8
181+	3.2

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36                         Short-Term Investments Trust

Statement of Assets and Liabilities

February 28, 2014

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Assets:
Investments, at value and cost	$17,208,197,373	$2,157,729,841	$10,437,271,380	$3,231,083,016	$259,205,649	$772,805,277
Repurchase agreements, at value and cost	3,633,854,811	1,047,505,975	8,410,828,228	3,442,210,904	—	—
Total investments, at value and cost	20,842,052,184	3,205,235,816	18,848,099,608	6,673,293,920	259,205,649	772,805,277
Cash	14,567	—	—	8,891	—	502,241
Receivable for:
Investments sold	1,715,013	640,000	—	—	—	2,235,039
Interest	3,232,010	566,046	7,580,179	320,646	16,982	477,851
Fund expenses absorbed	310,860	186,601	1,219,597	533,482	79,580	75,639
Investment for trustee deferred compensation and retirement plans	3,494,259	1,018,719	2,047,364	925,065	132,984	363,179
Other assets	82,958	172,398	120,334	42,679	35,283	50,945
Total assets	20,850,901,851	3,207,819,580	18,859,067,082	6,675,124,683	259,470,478	776,510,171

Liabilities:
Payable for:
Investments purchased	—	—	—	74,982,848	—	763,328
Dividends	971,737	98,354	200,589	106,559	6,830	22,390
Accrued fees to affiliates	705,579	232,751	1,483,586	602,993	21,616	62,168
Accrued trustees’ and officer’s fees and benefits	40,145	7,966	5,311	13,162	5,238	4,122
Accrued operating expenses	159,539	49,336	160,421	332,661	32,879	23,088
Trustee deferred compensation and retirement plans	4,301,809	1,226,628	2,534,373	1,147,437	155,493	435,478
Total liabilities	6,178,809	1,615,035	4,384,280	77,185,660	222,056	1,310,574
Net assets applicable to shares outstanding	$20,844,723,042	$3,206,204,545	$18,854,682,802	$6,597,939,023	$259,248,422	$775,199,597

Net assets consist of:
Shares of beneficial interest	$20,842,364,700	$3,205,014,521	$18,854,521,825	$6,597,805,234	$259,250,523	$775,312,101
Undistributed net investment income	2,468,855	1,134,859	131,252	133,789	11,260	(50,202)
Undistributed net realized gain (loss)	(110,513)	55,165	29,725	—	(13,361)	(62,302)
	$20,844,723,042	$3,206,204,545	$18,854,682,802	$6,597,939,023	$259,248,422	$775,199,597

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37                         Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

February 28, 2014

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Net Assets:
Institutional Class	$18,807,727,591	$2,129,202,318	$7,511,449,906	$4,082,098,132	$132,598,133	$530,228,982
Private Investment Class	$340,521,499	$160,119,049	$583,948,587	$358,345,706	$18,892,539	$35,209,114
Personal Investment Class	$120,162,638	$112,525,618	$141,167,432	$44,843,961	$4,379,126	$3,984,860
Cash Management Class	$463,921,425	$521,858,552	$8,367,377,600	$736,010,487	$75,869,300	$110,038,406
Reserve Class	$126,824,896	$19,542,073	$128,031,308	$289,667,254	$997,994	$31,410,757
Resource Class	$53,209,262	$69,928,470	$358,618,305	$97,685,490	$4,099,196	$7,906,679
Corporate Class	$932,355,731	$193,028,465	$1,764,089,664	$989,287,993	$22,412,134	$56,420,799

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	18,805,581,450	2,129,194,492	7,511,164,208	4,082,045,571	132,587,438	530,214,473
Private Investment Class	340,482,246	160,118,389	583,926,596	358,341,160	18,891,362	35,208,145
Personal Investment Class	120,148,742	112,525,245	141,161,808	44,843,390	4,378,802	3,984,751
Cash Management Class	463,861,899	521,856,820	8,367,065,977	735,998,901	75,864,134	110,035,405
Reserve Class	126,810,592	19,541,998	128,026,575	289,663,522	997,923	31,409,911
Resource Class	53,204,198	69,928,246	358,604,741	97,683,960	4,098,905	7,906,464
Corporate Class	932,275,070	193,027,763	1,764,007,926	989,275,405	22,410,020	56,419,260
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38                         Short-Term Investments Trust

Statement of Operations

For the six months ended February 28, 2014

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$22,483,081	$2,102,042	$5,528,540	$2,485,433	$118,749	$320,988

Expenses:
Advisory fees	15,899,231	2,246,611	14,232,863	3,191,692	420,629	893,929
Administrative services fees	556,012	282,960	522,685	333,778	69,869	103,422
Custodian fees	309,639	48,068	281,673	95,030	8,873	12,708
Distribution fees:
Private Investment Class	809,665	463,829	1,377,151	901,337	57,226	105,328
Personal Investment Class	521,064	370,803	476,958	158,553	16,650	14,997
Cash Management Class	426,898	219,951	3,898,120	464,203	27,187	54,376
Reserve Class	723,922	81,239	611,580	1,397,812	5,803	143,312
Resource Class	84,019	32,980	397,308	129,378	4,886	7,971
Corporate Class	182,693	27,306	363,004	109,249	5,288	7,660
Transfer agent fees	953,954	134,797	843,096	287,252	21,519	36,410
Trustees’ and officers’ fees and benefits	606,352	87,698	488,688	190,862	37,163	32,616
Registration and filing fees	51,077	38,689	60,123	62,082	40,755	39,094
Other	345,865	80,860	278,053	120,488	52,432	46,915
Total expenses	21,470,391	4,115,791	23,831,302	7,441,716	768,280	1,498,738
Less: Fees waived	(6,042,048)	(2,718,584)	(20,103,450)	(5,777,224)	(727,132)	(1,396,934)
Net expenses	15,428,343	1,397,207	3,727,852	1,664,492	41,148	101,804
Net investment income	7,054,738	704,835	1,800,688	820,941	77,601	219,184

Realized and unrealized gain (loss) from:
Net realized gain (loss) from Investment securities	41,132	1,227	29,725	—	(24,544)	15,876
Net increase in net assets resulting from operations	$7,095,870	$706,062	$1,830,413	$820,941	$53,057	$235,060

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39                         Short-Term Investments Trust

Statement of Changes in Net Assets

For the six months ended February 28, 2014 and the year ended August 31, 2013

(Unaudited)

	Liquid Assets Portfolio		STIC Prime Portfolio
	February 28, 2014	August 31, 2013	February 28, 2014	August 31, 2013
Operations:
Net investment income	$7,054,738	$24,289,135	$704,835	$2,462,795
Net realized gain	41,132	215,041	1,227	53,938
Net increase in net assets resulting from operations	7,095,870	24,504,176	706,062	2,516,733

Distributions to shareholders from net investment income:
Institutional Class	(6,638,985)	(21,918,580)	(480,886)	(1,451,843)
Private Investment Class	(32,505)	(70,203)	(44,109)	(84,504)
Personal Investment Class	(13,946)	(21,838)	(22,810)	(55,281)
Cash Management Class	(85,690)	(409,336)	(101,582)	(233,107)
Reserve Class	(14,532)	(25,476)	(3,701)	(8,350)
Resource Class	(8,433)	(19,237)	(7,358)	(24,454)
Corporate Class	(260,647)	(1,722,822)	(44,389)	(136,017)
Total distributions from net investment income	(7,054,738)	(24,187,492)	(704,835)	(1,993,556)

Distributions to shareholders from net realized gains:
Institutional Class	—	—	—	—
Private Investment Class	—	—	—	—
Personal Investment Class	—	—	—	—
Cash Management Class	—	—	—	—
Reserve Class	—	—	—	—
Resource Class	—	—	—	—
Corporate Class	—	—	—	—
Total distributions from net realized gains	—	—	—	—

Share transactions–net:
Institutional Class	125,596,860	2,629,835,972	116,684,906	(325,501,333)
Private Investment Class	(29,533,068)	(2,391,762)	(6,493,192)	6,780,235
Personal Investment Class	(35,864,661)	53,394,290	13,613,032	26,547,642
Cash Management Class	(280,354,194)	(41,391,219)	70,668,327	92,814,318
Reserve Class	(49,000,118)	78,585,760	3,287,762	(137,115)
Resource Class	(15,598,052)	(72,249,334)	42,917,564	(27,421,643)
Corporate Class	(564,159,226)	(440,549,241)	124,506,083	(28,118,507)
Net increase (decrease) in net assets resulting from share transactions	(848,912,459)	2,205,234,466	365,184,482	(255,036,403)
Net increase (decrease) in net assets	(848,871,327)	2,205,551,150	365,185,709	(254,513,226)

Net assets:
Beginning of year	21,693,594,369	19,488,043,219	2,841,018,836	3,095,532,062
End of year*	$20,844,723,042	$21,693,594,369	$3,206,204,545	$2,841,018,836
* Includes accumulated undistributed net investment income	$2,468,855	$2,468,855	$1,134,859	$1,134,859

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40                         Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 28, 2014 and the year ended August 31, 2013

(Unaudited)

	Treasury Portfolio		Government & Agency Portfolio
	February 28, 2014	August 31, 2013	February 28, 2014	August 31, 2013
Operations:
Net investment income	$1,800,688	$3,523,565	$820,941	$1,462,358
Net realized gain	29,725	91,160	—	3,505
Net increase in net assets resulting from operations	1,830,413	3,614,725	820,941	1,465,863

Distributions to shareholders from net investment income:
Institutional Class	(718,873)	(1,544,193)	(502,895)	(980,573)
Private Investment Class	(52,225)	(150,556)	(46,498)	(80,213)
Personal Investment Class	(12,002)	(26,315)	(5,448)	(5,433)
Cash Management Class	(737,286)	(1,230,057)	(120,363)	(189,876)
Reserve Class	(11,491)	(10,903)	(36,208)	(51,231)
Resource Class	(37,854)	(66,710)	(16,717)	(28,610)
Corporate Class	(230,889)	(494,831)	(92,812)	(126,422)
Total distributions from net investment income	(1,800,620)	(3,523,565)	(820,941)	(1,462,358)

Distributions to shareholders from net realized gains:
Institutional Class	—	(274,461)	—	(330,774)
Private Investment Class	—	(27,128)	—	(29,531)
Personal Investment Class	—	(5,148)	—	(1,246)
Cash Management Class	—	(223,987)	—	(56,892)
Reserve Class	—	(2,336)	—	(22,806)
Resource Class	—	(12,977)	—	(11,617)
Corporate Class	—	(78,414)	—	(39,560)
Total distributions from net realized gains	—	(624,451)	—	(492,426)

Share transactions–net:
Institutional Class	90,028,375	407,062,365	(357,399,576)	667,341,526
Private Investment Class	931,318	(225,028,325)	(37,227)	(23,579,784)
Personal Investment Class	9,287,558	5,043,390	(3,855,796)	35,144,911
Cash Management Class	2,140,475,580	1,297,688,447	101,011,596	(38,517,720)
Reserve Class	21,798,867	81,040,702	496,023	24,882,972
Resource Class	30,222,443	52,057,764	(46,651,636)	(6,562,776)
Corporate Class	(1,073,043,424)	834,384,980	153,741,087	330,553,912
Net increase (decrease) in net assets resulting from share transactions	1,219,700,717	2,452,249,323	(152,695,529)	989,263,041
Net increase (decrease) in net assets	1,219,730,510	2,451,716,032	(152,695,529)	988,774,120

Net assets:
Beginning of year	17,634,952,292	15,183,236,260	6,750,634,552	5,761,860,432
End of year*	$18,854,682,802	$17,634,952,292	$6,597,939,023	$6,750,634,552
* Includes accumulated undistributed net investment income	$131,252	$131,184	$133,789	$133,789

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41                         Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 28, 2014 and the year ended August 31, 2013

(Unaudited)

	Government TaxAdvantage Portfolio		Tax-Free Cash Reserve Portfolio
	February 28, 2014	August 31, 2013	February 28, 2014	August 31, 2013
Operations:
Net investment income	$77,601	$242,310	$219,184	$448,801
Net realized gain (loss)	(24,544)	11,183	15,876	394
Net increase in net assets resulting from operations	53,057	253,493	235,060	449,195

Distributions to shareholders from net investment income:
Institutional Class	(50,762)	(222,382)	(149,005)	(309,956)
Private Investment Class	(4,663)	(7,591)	(11,625)	(35,465)
Personal Investment Class	(846)	(1,060)	(1,127)	(1,620)
Cash Management Class	(11,553)	(7,170)	(31,049)	(52,352)
Reserve Class	(222)	(352)	(8,203)	(17,740)
Resource Class	(958)	(2,079)	(2,239)	(8,146)
Corporate Class	(8,597)	(1,676)	(15,936)	(23,522)
Total distributions from net investment income	(77,601)	(242,310)	(219,184)	(448,801)

Distributions to shareholders from net realized gains:
Institutional Class	—	—	—	—
Private Investment Class	—	—	—	—
Personal Investment Class	—	—	—	—
Cash Management Class	—	—	—	—
Reserve Class	—	—	—	—
Resource Class	—	—	—	—
Corporate Class	—	—	—	—
Total distributions from net realized gains	—	—	—	—

Share transactions–net:
Institutional Class	(611,948,973)	312,726,590	14,052,256	20,867,865
Private Investment Class	(1,143,447)	(18,411,857)	(17,237,548)	(43,381,875)
Personal Investment Class	(1,816,033)	1,649,254	(795,991)	2,034,576
Cash Management Class	44,313,264	(1,895,459)	2,110,446	31,418,445
Reserve Class	(297,754)	(53,450)	(1,393,881)	7,448,266
Resource Class	(1,091,677)	(6,726,597)	(388,852)	(20,059,037)
Corporate Class	22,400,002	4	24,969,394	4,129,646
Net increase (decrease) in net assets resulting from share transactions	(549,584,618)	287,288,485	21,315,824	2,457,886
Net increase (decrease) in net assets	(549,609,162)	287,299,668	21,331,700	2,458,280

Net assets:
Beginning of year	808,857,584	521,557,916	753,867,897	751,409,617
End of year*	$259,248,422	$808,857,584	$775,199,597	$753,867,897
* Includes accumulated undistributed net investment income	$11,260	$11,260	$(50,202)	$(50,202)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42                         Short-Term Investments Trust

Notes to Financial Statements

February 28, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide tax-exempt income consistent with the preservation of capital and liquidity for Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

The Funds invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

43                         Short-Term Investments Trust

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of nongovernment securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Liquid Assets Portfolio	0.15%	0.15%	0.15%
STIC Prime Portfolio	0.15%	0.15%	0.15%
Treasury Portfolio	0.15%	0.15%	0.15%
Government & Agency Portfolio	0.10%	0.10%	0.10%
Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%
Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

44                         Short-Term Investments Trust

The Adviser has contractually agreed, through at least December 31, 2014, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%
STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%
Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”).

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver arrangement, it will terminate on December 31, 2014. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

For the six months ended February 28, 2014, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

	Expense Limitation	Yield Support
Liquid Assets Portfolio	$3,881,747	$—
STIC Prime Portfolio	829,136	694,935
Treasury Portfolio	3,413,104	9,566,253
Government & Agency Portfolio	2,616,692	—
Government TaxAdvantage Portfolio	317,940	292,152
Tax-Free Cash Reserve Portfolio	195,197	868,093

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the six months ended February 28, 2014 are shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$401,441	$345,592	$116,870	$591,918	$62,174	N/A
STIC Prime Portfolio	278,000	271,781	175,287	70,652	26,341	$26,892
Treasury Portfolio	826,290	349,770	3,118,482	532,077	317,831	362,937
Government & Agency Portfolio	540,802	116,272	371,362	1,216,096	103,502	109,249
Government TaxAdvantage Portfolio	28,614	12,210	21,749	5,049	3,909	5,288
Tax-Free Cash Reserve Portfolio	52,664	10,998	43,501	124,682	6,377	7,660

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would

45                         Short-Term Investments Trust

constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

IDI has contractually agreed, through at least December 31, 2014, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Pursuant to the agreement above, for the six months ended February 28, 2014, IDI waived Plan fees of:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$323,866	$138,950	$85,380	$94,110	N/A	N/A
STIC Prime Portfolio	185,532	98,881	43,990	10,561	$6,596	N/A
Treasury Portfolio	550,860	127,189	779,624	79,505	79,461	$67
Government & Agency Portfolio	360,535	42,281	92,841	181,716	25,876	N/A
Government TaxAdvantage Portfolio	28,612	4,440	5,438	754	977	N/A
Tax-Free Cash Reserve Portfolio	52,664	3,999	10,875	18,630	1,594	N/A

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2014, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2014, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains/(Losses)
Liquid Assets Portfolio	$390,442,967	$402,442,872	$—
STIC Prime Portfolio	20,000,353	57,705,980	—
Tax-Free Cash Reserve Portfolio	380,437,639	280,879,723	—

46                         Short-Term Investments Trust

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds below had a capital loss carryforward as of August 31, 2013 which expires as follows:

	Short-Term					Long-Term	Total*
Fund	08/31/15	08/31/17	08/31/18	08/31/19	Not Subject to Expiration	Not Subject to Expiration
Liquid Assets Portfolio	$—	$—	$—	$—	$151,645	$—	$151,645
Tax-Free Cash Reserve Portfolio	13,734	12,152	17,030	30,074	—	5,188	78,178

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

47                         Short-Term Investments Trust

NOTE 8—Share Information

Liquid Assets Portfolio

	Summary of Share Activity
	Six months ended February 28, 2014(a)		Year ended August 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	150,528,704,224	$150,528,704,224	159,299,902,193	$159,299,902,193
Private Investment Class	836,598,987	836,598,987	1,949,199,266	1,949,199,266
Personal Investment Class	332,835,899	332,835,899	480,171,522	480,171,522
Cash Management Class	2,915,077,518	2,915,077,518	4,626,088,763	4,626,088,763
Reserve Class	596,443,827	596,443,827	1,070,630,153	1,070,630,153
Resource Class	232,630,136	232,630,136	370,992,270	370,992,270
Corporate Class	5,461,255,699	5,461,255,699	14,158,171,832	14,158,171,832

Issued as reinvestment of dividends:
Institutional Class	2,276,201	2,276,201	8,129,150	8,129,150
Private Investment Class	8,582	8,582	21,780	21,780
Personal Investment Class	12,393	12,393	17,072	17,072
Cash Management Class	44,352	44,352	207,523	207,523
Reserve Class	15,306	15,306	24,034	24,034
Resource Class	8,286	8,286	19,468	19,468
Corporate Class	117,695	117,695	950,291	950,291

Reacquired:
Institutional Class	(150,405,383,565)	(150,405,383,565)	(156,678,195,371)	(156,678,195,371)
Private Investment Class	(866,140,637)	(866,140,637)	(1,951,612,808)	(1,951,612,808)
Personal Investment Class	(368,712,953)	(368,712,953)	(426,794,304)	(426,794,304)
Cash Management	(3,195,476,064)	(3,195,476,064)	(4,667,687,505)	(4,667,687,505)
Reserve Class	(645,459,251)	(645,459,251)	(992,068,427)	(992,068,427)
Resource Class	(248,236,474)	(248,236,474)	(443,261,072)	(443,261,072)
Corporate Class	(6,025,532,620)	(6,025,532,620)	(14,599,671,364)	(14,599,671,364)
Net increase (decrease) in share activity	(848,912,459)	$(848,912,459)	2,205,234,466	$2,205,234,466

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 22% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

48                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity
	Six months ended February 28, 2014(a)		Year ended August 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	3,015,813,283	$3,015,813,283	6,427,185,800	$6,427,185,800
Private Investment Class	697,289,734	697,289,734	1,138,175,843	1,138,175,843
Personal Investment Class	965,050,812	965,050,812	2,045,639,772	2,045,639,772
Cash Management Class	1,355,769,544	1,355,769,544	2,764,492,641	2,764,492,641
Reserve Class	33,113,788	33,113,788	55,993,607	55,993,607
Resource Class	92,827,306	92,827,306	163,545,333	163,545,333
Corporate Class	1,052,671,632	1,052,671,632	1,518,711,668	1,518,711,668

Issued as reinvestment of dividends:
Institutional Class	108,188	108,188	416,999	416,999
Private Investment Class	13,188	13,188	37,090	37,090
Personal Investment Class	14,549	14,549	38,862	38,862
Cash Management Class	19,169	19,169	72,029	72,029
Reserve Class	3,438	3,438	8,173	8,173
Resource Class	5,139	5,139	22,461	22,461
Corporate Class	29,748	29,748	120,286	120,286

Reacquired:
Institutional Class	(2,899,236,565)	(2,899,236,565)	(6,753,104,132)	(6,753,104,132)
Private Investment Class	(703,796,114)	(703,796,114)	(1,131,432,698)	(1,131,432,698)
Personal Investment Class	(951,452,329)	(951,452,329)	(2,019,130,992)	(2,019,130,992)
Cash Management	(1,285,120,386)	(1,285,120,386)	(2,671,750,352)	(2,671,750,352)
Reserve Class	(29,829,464)	(29,829,464)	(56,138,895)	(56,138,895)
Resource Class	(49,914,881)	(49,914,881)	(190,989,437)	(190,989,437)
Corporate Class	(928,195,297)	(928,195,297)	(1,546,950,461)	(1,546,950,461)
Net increase (decrease) in share activity	365,184,482	$365,184,482	(255,036,403)	$(255,036,403)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 44% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

49                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity
	Six months ended February 28, 2014(a)		Year ended August 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	9,239,322,308	$9,239,322,308	26,055,460,755	$26,055,460,755
Private Investment Class	997,270,979	997,270,979	2,641,592,556	2,641,592,556
Personal Investment Class	552,183,168	552,183,168	1,071,616,816	1,071,616,816
Cash Management Class	21,775,503,553	21,775,503,553	34,271,725,690	34,271,725,690
Reserve Class	131,324,601	131,324,601	281,164,270	281,164,270
Resource Class	631,708,354	631,708,354	347,900,466	347,900,466
Corporate Class	10,514,796,073	10,514,796,073	17,590,650,977	17,590,650,977

Issued as reinvestment of dividends:
Institutional Class	538,753	538,753	1,179,560	1,179,560
Private Investment Class	11,312	11,312	53,397	53,397
Personal Investment Class	12,024	12,024	30,289	30,289
Cash Management Class	40,164	40,164	122,133	122,133
Reserve Class	6,290	6,290	9,165	9,165
Resource Class	12,427	12,427	28,138	28,138
Corporate Class	80,246	80,246	199,623	199,623

Reacquired:
Institutional Class	(9,149,832,686)	(9,149,832,686)	(25,649,577,950)	(25,649,577,950)
Private Investment Class	(996,350,973)	(996,350,973)	(2,866,674,278)	(2,866,674,278)
Personal Investment Class	(542,907,634)	(542,907,634)	(1,066,603,715)	(1,066,603,715)
Cash Management	(19,635,068,137)	(19,635,068,137)	(32,974,159,376)	(32,974,159,376)
Reserve Class	(109,532,024)	(109,532,024)	(200,132,733)	(200,132,733)
Resource Class	(601,498,338)	(601,498,338)	(295,870,840)	(295,870,840)
Corporate Class	(11,587,919,743)	(11,587,919,743)	(16,756,465,620)	(16,756,465,620)
Net increase in share activity	1,219,700,717	$1,219,700,717	2,452,249,323	$2,452,249,323

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 47% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 18% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

50                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity
	Six months ended February 28, 2014(a)		Year ended August 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	27,954,630,699	$27,954,630,699	46,220,360,964	$46,220,360,964
Private Investment Class	701,944,777	701,944,777	1,502,277,595	1,502,277,595
Personal Investment Class	82,213,869	82,213,869	139,783,039	139,783,039
Cash Management Class	5,346,556,494	5,346,556,494	10,691,710,205	10,691,710,205
Reserve Class	460,835,431	460,835,431	619,154,214	619,154,214
Resource Class	668,519,866	668,519,866	1,092,349,252	1,092,349,252
Corporate Class	3,871,610,801	3,871,610,801	5,307,227,949	5,307,227,949

Issued as reinvestment of dividends:
Institutional Class	163,110	163,110	550,215	550,215
Private Investment Class	11,391	11,391	25,979	25,979
Personal Investment Class	33	33	99	99
Cash Management Class	39,917	39,917	137,001	137,001
Reserve Class	19,430	19,430	36,484	36,484
Resource Class	7,163	7,163	25,432	25,432
Corporate Class	49,572	49,572	67,865	67,865

Reacquired:
Institutional Class	(28,312,193,385)	(28,312,193,385)	(45,553,569,653)	(45,553,569,653)
Private Investment Class	(701,993,395)	(701,993,395)	(1,525,883,358)	(1,525,883,358)
Personal Investment Class	(86,069,698)	(86,069,698)	(104,638,227)	(104,638,227)
Cash Management	(5,245,584,815)	(5,245,584,815)	(10,730,364,926)	(10,730,364,926)
Reserve Class	(460,358,838)	(460,358,838)	(594,307,726)	(594,307,726)
Resource Class	(715,178,665)	(715,178,665)	(1,098,937,460)	(1,098,937,460)
Corporate Class	(3,717,919,286)	(3,717,919,286)	(4,976,741,902)	(4,976,741,902)
Net increase (decrease) in share activity	(152,695,529)	$(152,695,529)	989,263,041	$989,263,041

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 29% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

51                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity
	Six months ended February 28, 2014(a)		Year ended August 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	849,699,701	$849,699,701	3,845,348,294	$3,845,348,294
Private Investment Class	87,254,055	87,254,055	191,682,602	191,682,602
Personal Investment Class	4,665,732	4,665,732	14,523,876	14,523,876
Cash Management Class	63,045,894	63,045,894	84,031,947	84,031,947
Reserve Class	627,898	627,898	816,640	816,640
Resource Class	75	75	2,973,005	2,973,005
Corporate Class	180,800,000	180,800,000	80,000,000	80,000,000

Issued as reinvestment of dividends:
Institutional Class	47,827	47,827	193,790	193,790
Private Investment Class	2,786	2,786	3,966	3,966
Cash Management Class	9,721	9,721	6,954	6,954
Reserve Class	200	200	347	347
Resource Class	846	846	2,056	2,056
Corporate Class	7,664	7,664	4	4

Reacquired:
Institutional Class	(1,461,696,501)	(1,461,696,501)	(3,532,815,494)	(3,532,815,494)
Private Investment Class	(88,400,288)	(88,400,288)	(210,098,425)	(210,098,425)
Personal Investment Class	(6,481,765)	(6,481,765)	(12,874,622)	(12,874,622)
Cash Management	(18,742,351)	(18,742,351)	(85,934,360)	(85,934,360)
Reserve Class	(925,852)	(925,852)	(870,437)	(870,437)
Resource Class	(1,092,598)	(1,092,598)	(9,701,658)	(9,701,658)
Corporate Class	(158,407,662)	(158,407,662)	(80,000,000)	(80,000,000)
Net increase (decrease) in share activity	(549,584,618)	$(549,584,618)	287,288,485	$287,288,485

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 68% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

52                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity
	Six months ended February 28, 2014(a)		Year ended August 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	515,459,871	$515,459,871	1,566,703,950	$1,566,703,950
Private Investment Class	29,889,422	29,889,422	140,182,581	140,182,581
Personal Investment Class	3,041,951	3,041,951	7,300,308	7,300,308
Cash Management Class	67,287,971	67,287,971	181,848,030	181,848,030
Reserve Class	36,089,400	36,089,400	74,098,247	74,098,247
Resource Class	488,449	488,449	33,461,520	33,461,520
Corporate Class	47,963,999	47,963,999	80,028,574	80,028,574

Issued as reinvestment of dividends:
Institutional Class	17,339	17,339	73,809	73,809
Private Investment Class	10,094	10,094	30,044	30,044
Personal Investment Class	354	354	741	741
Cash Management Class	14,330	14,330	31,879	31,879
Reserve Class	7,951	7,951	17,444	17,444
Resource Class	2,132	2,132	8,151	8,151
Corporate Class	13,913	13,913	16,263	16,263

Reacquired:
Institutional Class	(501,424,954)	(501,424,954)	(1,545,909,894)	(1,545,909,894)
Private Investment Class	(47,137,064)	(47,137,064)	(183,594,500)	(183,594,500)
Personal Investment Class	(3,838,296)	(3,838,296)	(5,266,473)	(5,266,473)
Cash Management	(65,191,855)	(65,191,855)	(150,461,464)	(150,461,464)
Reserve Class	(37,491,232)	(37,491,232)	(66,667,425)	(66,667,425)
Resource Class	(879,433)	(879,433)	(53,528,708)	(53,528,708)
Corporate Class	(23,008,518)	(23,008,518)	(75,915,191)	(75,915,191)
Net increase in share activity	21,315,824	$21,315,824	2,457,886	$2,457,886

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 56% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

53                         Short-Term Investments Trust

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Reserve Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets
Liquid Assets Portfolio
Six months ended 02/28/14	$1.00	$0.00	$0.00	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.01%	$126,825	0.20	%(c)	1.18	%(c)	0.01	%(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	175,832	0.24		1.17		0.02
Year ended 08/31/12	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	97,224	0.27		1.18		0.02
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	90,227	0.27		1.17		0.02
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	108,972	0.30		1.18		0.04
Year ended 08/31/09	1.00	0.01	0.00	0.01	(0.01)	—	(0.01)	1.00	0.59	73,020	0.86		1.21		0.47
STIC Prime Portfolio
Six months ended 02/28/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	19,542	0.09	(c)	1.19	(c)	0.05	(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	16,254	0.12		1.19		0.07
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	16,390	0.15		1.20		0.05
Year ended 08/31/11	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	6,788	0.23		1.19		0.01
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	8,034	0.25		1.19		0.04
Year ended 08/31/09	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.42	9,341	0.79		1.23		0.31
Treasury Portfolio
Six months ended 02/28/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	128,031	0.04	(c)	1.18	(c)	0.02	(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	106,232	0.09		1.18		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	25,206	0.08		1.18		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	148,671	0.12		1.18		0.02
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	51,749	0.15		1.18		0.03
Year ended 08/31/09	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.09	29,734	0.49		1.20		0.03
Government & Agency Portfolio
Six months ended 02/28/14	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.01	289,667	0.05	(c)	1.13	(c)	0.03	(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	289,171	0.11		1.14		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	264,286	0.10		1.13		0.03
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	70,376	0.16		1.13		0.01
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	183,851	0.21		1.13		0.03
Year ended 08/31/09	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.22	139,399	0.66		1.15		0.08
Government TaxAdvantage Portfolio
Six months ended 02/28/14	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	998	0.01	(c)	1.27	(c)	0.04	(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	1,296	0.06		1.20		0.03
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	1,351	0.07		1.22		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	874	0.11		1.26		0.03
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	844	0.14		1.26		0.04
Year ended 08/31/09	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.16	5,747	0.70		1.30		(0.04)
Tax-Free Cash Reserve Portfolio
Six months ended 02/28/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	31,411	0.02	(c)	1.30	(c)	0.06	(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	32,804	0.10		1.30		0.06
Year ended 08/31/12	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.06	25,360	0.13		1.30		0.06
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	18,284	0.26		1.29		0.03
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	14,742	0.29		1.29		0.03
Year ended 08/31/09	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.44	14,831	0.82		1.31		0.49

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $145,984, $16,382, $123,330, $281,879, $1,170 and $28,900 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.

54                         Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Reserve Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2013 through February 28, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Reserve Class	Beginning Account Value (09/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/14)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/14)	Expenses Paid During Period[2]
Liquid Assets Portfolio	$1,000.00	$1,000.10	$0.99	$1,023.80	$1.00	0.20%
STIC Prime Portfolio	1,000.00	1,000.20	0.45	1,024.35	0.45	0.09
Treasury Portfolio	1,000.00	1,000.10	0.20	1,024.60	0.20	0.04
Government & Agency Portfolio	1,000.00	1,000.10	0.25	1,024.55	0.25	0.05
Government TaxAdvantage Portfolio	1,000.00	1,000.20	0.05	1,024.74	0.05	0.01
Tax-Free Cash Reserve Portfolio	1,000.00	1,000.30	0.10	1,024.70	0.10	0.02

[1]	The actual ending account value is based on the actual total return of the Funds for the period September 1, 2013 through February 28, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

55                         Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	CM-STIT-SAR-7	Invesco Distributors, Inc.

Semiannual Report to Shareholders	February 28, 2014

Resource Class

Short-Term Investments Trust (STIT)

Liquid Assets Portfolio

STIC Prime Portfolio

Treasury Portfolio

Government & Agency Portfolio

Government TaxAdvantage Portfolio

Tax-Free Cash Reserve Portfolio

2	Fund Data

3	Letters to Shareholders

4	Schedule of Investments

37	Financial Statements

43	Notes to Financial Statements

54	Financial Highlights

55	Fund Expenses

An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2014, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Data

Resource Class data as of 2/28/14
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS
	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Liquid Assets	34 – 47 days	36 days	67 days	$53.2 million
STIC Prime	11 – 20 days	12 days	12 days	69.9 million
Treasury	27 – 51 days	39 days	39 days	358.6 million
Government & Agency	23 – 46 days	38 days	62 days	97.6 million
Government TaxAdvantage	19 – 52 days	44 days	59 days	4.0 million
Tax-Free Cash Reserve	16 – 32 days	16 days	16 days	7.9 million

Weighted average maturity (WAM) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

2                         Short-Term Investments Trust

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

Members of the Invesco Funds Board work continually to oversee how the Invesco Funds are performing in light of ever-changing and often unpredictable economic and market conditions. One of the ways we do this is by verifying that the teams that manage funds understand the risks associated with the investments they make in the funds they manage.

    Regardless of the type of fund in which you’re invested, be assured that the Invesco Funds Board will continue working on your behalf and on behalf of all our fund shareholders, keeping your needs and interests uppermost in our minds.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Karen Dunn Kelley

Dear Shareholders:

Throughout calendar year 2013, the US Federal Reserve (the Fed) continued its accommodative monetary policies, purchasing $40 billion in mortgage-backed securities and $45 billion in longer term Treasury securities each month as part of the third round of its quantitative easing.[1] In January 2014, the Fed began reducing, or tapering, its asset purchases.

    Throughout the reporting period, the Fed maintained its target policy rate in a range of between zero and 0.25%, committing to keep interest rates exceptionally low as long as unemployment remains above 6.5% and inflation remains below 2.5%.[1] These policies kept short-term interest rates low, creating a challenging environment for money market funds.

    Overall, moderate economic growth, low inflation and strong corporate fundamentals in 2013 created a supportive environment for fixed income credit.

    For Invesco Global Liquidity, part of Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield – in that order – to our money market fund investors.

    All of us at Invesco Fixed Income are dedicated to helping our clients achieve their liquidity needs. We are also committed to excellence in customer service. If you have questions about your account, please contact one of our Invesco Global Liquidity representatives at 800 659 1005.

Sincerely,

Karen Dunn Kelley

Senior Managing Director, Investments

1	Source: US Federal Reserve

3                         Short-Term Investments Trust

Schedule of Investments

February 28, 2014

(Unaudited)

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–42.30%(a)
Asset-Backed Securities–Consumer Receivables–4.61%
Barton Capital LLC(b)(c)	0.18%	11/06/14	$100,000	$100,000,000
Old Line Funding, LLC(b)	0.17%	04/14/14	37,970	37,962,111
Old Line Funding, LLC(b)	0.17%	03/18/14	37,900	37,896,957
Old Line Funding, LLC(b)	0.17%	05/20/14	50,000	49,981,111
Old Line Funding, LLC(b)(c)	0.18%	06/12/14	61,100	61,100,000
Old Line Funding, LLC(b)	0.23%	07/15/14	69,574	69,513,548
Old Line Funding, LLC(b)	0.24%	03/17/14	50,000	49,994,667
Salisbury Receivables Co. LLC(b)	0.18%	04/07/14	60,000	59,988,900
Sheffield Receivables Corp.(b)	0.17%	04/22/14	25,000	24,993,861
Sheffield Receivables Corp.(b)	0.18%	03/12/14	30,000	29,998,350
Sheffield Receivables Corp.(b)	0.18%	03/14/14	97,000	96,993,695
Sheffield Receivables Corp.(b)	0.18%	04/11/14	68,500	68,485,957
Sheffield Receivables Corp.(b)	0.22%	03/10/14	50,000	49,997,250
Thunder Bay Funding, LLC(b)(c)	0.22%	04/04/14	30,000	30,000,000
Thunder Bay Funding, LLC(b)(c)	0.22%	04/09/14	65,200	65,200,000
Thunder Bay Funding, LLC(b)	0.23%	07/15/14	28,600	28,575,150
Thunder Bay Funding, LLC(b)	0.25%	08/12/14	100,000	99,886,106
				960,567,663

Asset-Backed Securities–Fully Supported–2.04%
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(d)	0.20%	06/09/14	67,600	67,562,444
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(d)	0.20%	07/14/14	84,300	84,236,775
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(d)	0.20%	07/16/14	50,000	49,961,944
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(d)	0.20%	07/16/14	30,000	29,977,167
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(d)	0.20%	08/18/14	50,000	49,952,778
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(d)	0.21%	05/14/14	25,000	24,989,208
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(d)	0.21%	05/15/14	39,200	39,182,850
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(d)	0.21%	05/15/14	79,400	79,365,263
				425,228,429

Asset-Backed Securities–Fully Supported Bank–4.32%
Alpine Securitization Corp. (CEP–Credit Suisse AG)(b)(d)	0.11%	03/11/14	90,000	89,997,250
Alpine Securitization Corp. (CEP–Credit Suisse AG)(b)(d)	0.11%	03/12/14	54,500	54,498,168
Cancara Asset Securitisation LLC (CEP–Lloyds Bank PLC)(b)(d)	0.14%	04/03/14	20,000	19,997,434
Cancara Asset Securitisation LLC (CEP–Lloyds Bank PLC)(b)(d)	0.14%	04/04/14	80,500	80,489,356
Concord Minutemen Capital Co., LLC Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.20%	03/14/14	102,600	102,592,590
Crown Point Capital Co., LLC Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.20%	03/11/14	95,000	94,994,722
Crown Point Capital Co., LLC Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.20%	03/14/14	12,900	12,899,068
Crown Point Capital Co., LLC Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.20%	03/17/14	50,000	49,995,556
Crown Point Capital Co., LLC Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.21%	03/06/14	30,300	30,299,116
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi)(b)(d)	0.17%	04/07/14	25,000	24,995,632
Govco LLC (CEP–Citibank NA)(b)	0.12%	03/13/14	44,100	44,098,236
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.20%	03/11/14	50,000	49,997,222
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.20%	03/14/14	25,000	24,998,195

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities–Fully Supported Bank–(continued)
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.20%	04/11/14	$34,100	$34,092,233
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.21%	03/05/14	61,700	61,698,560
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.21%	03/12/14	25,000	24,998,396
Mountcliff Funding LLC (Multi-CEP’s–Deutsche Bank Trust Co. Americas)(b)(d)	0.12%	03/04/14	50,000	49,999,500
Ridgefield Funding Co. LLC (CEP–BNP Paribas SA)(b)(d)	0.24%	05/06/14	50,000	49,978,000
				900,619,234

Asset-Backed Securities–Multi-Purpose–6.93%
Atlantic Asset Securitization LLC(b)(d)	0.12%	03/12/14	40,000	39,998,533
Atlantic Asset Securitization LLC(b)(c)(d)	0.18%	08/06/14	109,200	109,200,000
Atlantic Asset Securitization LLC(b)(c)(d)	0.23%	08/29/14	160,000	160,000,000
Chariot Funding, LLC(b)	0.22%	07/08/14	25,000	24,980,292
Chariot Funding, LLC(b)	0.22%	08/05/14	50,000	49,952,028
Chariot Funding, LLC(b)	0.23%	05/01/14	50,000	49,980,514
Chariot Funding, LLC(b)	0.23%	05/08/14	95,000	94,958,728
Chariot Funding, LLC(b)	0.23%	06/05/14	46,100	46,071,725
Chariot Funding, LLC(b)	0.23%	06/09/14	25,000	24,984,028
Chariot Funding, LLC(b)	0.23%	06/11/14	25,000	24,983,708
Chariot Funding, LLC(b)	0.23%	07/07/14	50,000	49,959,111
Chariot Funding, LLC(b)	0.24%	04/16/14	37,400	37,388,531
Jupiter Securitization Co. LLC(b)	0.22%	07/15/14	14,800	14,787,699
Jupiter Securitization Co. LLC(b)	0.23%	03/18/14	35,000	34,996,199
Jupiter Securitization Co. LLC(b)	0.23%	04/03/14	60,000	59,987,350
Jupiter Securitization Co. LLC(b)	0.23%	06/03/14	32,300	32,280,602
Jupiter Securitization Co. LLC(b)	0.23%	07/02/14	50,000	49,960,708
Jupiter Securitization Co. LLC(b)	0.24%	03/03/14	73,000	72,999,027
Jupiter Securitization Co. LLC(b)	0.24%	03/04/14	46,000	45,999,080
Jupiter Securitization Co. LLC(b)	0.24%	04/02/14	40,000	39,991,467
Mont Blanc Capital Corp.(b)(d)	0.19%	04/14/14	33,626	33,618,191
Mont Blanc Capital Corp.(b)(d)	0.22%	03/10/14	50,000	49,997,250
Nieuw Amsterdam Receivables Corp.(b)(d)	0.14%	04/04/14	60,000	59,992,067
Regency Markets No. 1 LLC(b)(d)	0.14%	03/10/14	40,525	40,523,581
Regency Markets No. 1 LLC(b)(d)	0.14%	03/12/14	85,000	84,996,364
Regency Markets No. 1 LLC(b)(d)	0.14%	03/20/14	30,000	29,997,783
Scaldis Capital LLC(b)(d)	0.13%	03/20/14	57,000	56,996,089
Versailles Commercial Paper LLC(b)	0.18%	04/14/14	25,000	24,994,500
				1,444,575,155

Consumer Finance–1.03%
Toyota Motor Credit Corp.(d)	0.22%	03/03/14	155,000	154,998,106
Toyota Motor Credit Corp.(d)	0.25%	09/30/14	60,000	59,911,250
				214,909,356

Diversified Banks–16.34%
ANZ New Zealand Int’l Ltd.(b)(d)	0.21%	07/10/14	60,200	60,153,997
Australia & New Zealand Banking Group, Ltd.(b)(d)	0.17%	03/14/14	50,000	49,996,930
Barclays Bank PLC(b)(c)(d)	0.49%	07/31/14	210,000	210,000,000
BNP Paribas Finance Inc.(d)	0.19%	05/05/14	40,000	39,986,278
BNP Paribas Finance Inc.(d)	0.20%	05/06/14	119,000	118,956,367
Collateralized Commercial Paper Co., LLC	0.30%	08/18/14	160,000	159,773,333

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks–(continued)
Collateralized Commercial Paper Co., LLC	0.31%	03/03/14	$78,000	$77,998,657
Collateralized Commercial Paper Co., LLC	0.40%	09/02/14	130,000	129,732,778
Collateralized Commercial Paper II Co., LLC(b)	0.31%	03/03/14	90,000	89,998,450
Collateralized Commercial Paper II Co., LLC(b)	0.40%	08/05/14	50,000	49,912,778
Commonwealth Bank of Australia(b)(c)(d)	0.15%	05/20/14	100,000	100,000,000
Dexia Credit Local S.A.(d)	0.22%	06/17/14	77,100	77,049,114
Dexia Credit Local S.A.(d)	0.23%	07/08/14	146,200	146,079,506
Dexia Credit Local S.A.(d)	0.24%	07/07/14	50,000	49,957,333
Dexia Credit Local S.A.(d)	0.24%	08/19/14	60,500	60,431,030
Dexia Credit Local S.A.(d)	0.32%	08/18/14	79,400	79,280,018
JP Morgan Securities LLC(b)	0.40%	08/12/14	100,000	99,817,778
Lloyds Bank PLC(d)	0.08%	03/05/14	135,000	134,998,875
Mizuho Funding, LLC(b)(d)	0.13%	03/27/14	32,000	31,996,996
Mizuho Funding, LLC(b)(d)	0.22%	05/06/14	100,000	99,959,667
Mizuho Funding, LLC(b)(d)	0.23%	07/07/14	40,000	39,968,000
National Australia Funding Delaware Inc.(b)(d)	0.19%	06/03/14	75,000	74,962,792
National Australia Funding Delaware Inc.(b)(d)	0.19%	07/14/14	37,800	37,773,068
National Australia Funding Delaware Inc.(b)(d)	0.20%	07/07/14	28,600	28,579,662
Natixis US Finance Co., LLC(d)	0.12%	03/05/14	79,100	79,098,945
Natixis US Finance Co., LLC(d)	0.21%	03/11/14	50,000	49,997,083
Oversea-Chinese Banking Corp. Ltd.(d)	0.18%	04/03/14	73,400	73,387,889
Oversea-Chinese Banking Corp. Ltd.(d)	0.18%	04/07/14	100,000	99,981,500
Oversea-Chinese Banking Corp. Ltd.(d)	0.20%	03/10/14	73,000	72,996,350
PNC Bank, N.A.	0.28%	10/06/14	29,600	29,600,000
Rabobank USA Financial Corp.(d)	0.17%	03/17/14	112,800	112,791,477
Rabobank USA Financial Corp.(d)	0.21%	04/03/14	111,000	110,978,633
Societe Generale North America, Inc.(d)	0.09%	03/10/14	120,400	120,397,441
Societe Generale North America, Inc.(d)	0.19%	03/03/14	100,000	99,998,944
Societe Generale North America, Inc.(d)	0.23%	05/05/14	160,200	160,133,473
Standard Chartered Bank(b)(d)	0.19%	05/06/14	50,000	49,982,583
Standard Chartered Bank(b)(d)	0.22%	06/02/14	50,000	49,971,583
United Overseas Bank Ltd.(b)(d)	0.17%	03/03/14	150,000	149,998,583
United Overseas Bank Ltd.(b)(d)	0.17%	03/07/14	100,000	99,997,167
				3,406,675,058

Other Diversified Financial Services–0.67%
General Electric Capital Corp.	0.20%	03/10/14	65,000	64,996,750
General Electric Capital Corp.	0.20%	07/09/14	75,600	75,545,400
				140,542,150

Pharmaceuticals–0.20%
Sanofi S.A.(b)(d)	0.09%	03/21/14	42,000	41,997,900

Regional Banks–4.12%
BNZ International Funding Ltd.(b)(d)	0.16%	04/07/14	71,100	71,088,308
BNZ International Funding Ltd.(b)(d)	0.21%	08/26/14	20,000	19,979,233
Landesbank Hessen-Thueringen Girozentrale(b)(d)	0.12%	03/13/14	54,600	54,597,816
Mitsubishi UFJ Trust & Banking Corp.(b)(d)	0.23%	05/02/14	78,600	78,568,866
Mitsubishi UFJ Trust & Banking Corp.(b)(d)	0.24%	07/28/14	66,200	66,134,241
Sumitomo Mitsui Banking Corp.(b)(d)	0.20%	04/07/14	80,000	79,983,555

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Regional Banks–(continued)
Sumitomo Mitsui Banking Corp.(b)(d)	0.20%	04/28/14	$150,000	$149,951,667
Sumitomo Mitsui Banking Corp.(b)(d)	0.21%	04/21/14	50,000	49,985,479
Sumitomo Mitsui Banking Corp.(b)(d)	0.25%	08/05/14	57,000	56,937,854
Sumitomo Mitsui Trust Bank Ltd.(b)(d)	0.14%	03/07/14	52,400	52,398,821
Sumitomo Mitsui Trust Bank Ltd.(b)(d)	0.14%	03/05/14	20,000	19,999,689
Sumitomo Mitsui Trust Bank Ltd.(b)(d)	0.14%	03/06/14	100,000	99,998,056
Sumitomo Mitsui Trust Bank Ltd.(b)(d)	0.16%	04/07/14	57,000	56,990,627
				856,614,212

Soft Drinks–0.75%
Coca-Cola Co. (The)(b)	0.18%	05/05/14	50,000	49,983,750
Coca-Cola Co. (The)(b)	0.19%	09/02/14	50,000	49,951,181
Coca-Cola Co. (The)(b)	0.19%	09/03/14	31,000	30,969,568
Coca-Cola Co. (The)(b)	0.19%	09/04/14	25,000	24,975,326
				155,879,825

Specialized Finance–1.29%
Caisse des Depots et Consignations(b)(d)	0.11%	03/06/14	200,000	199,996,944
CDP Financial Inc.(b)(d)	0.19%	06/09/14	39,000	38,979,417
CDP Financial Inc.(b)(d)	0.19%	08/05/14	29,000	28,975,970
				267,952,331

Thrifts & Mortgage Finance–0.00%
Nationwide Building Society(b)(d)	0.22%	04/14/14	900	899,758
Total Commercial Paper (Cost $8,816,461,071)				8,816,461,071

Certificates of Deposit–28.03%
Australia & New Zealand Banking Group, Ltd.(d)	0.10%	03/03/14	400,000	400,000,000
Australia & New Zealand Banking Group, Ltd.(d)	0.17%	08/01/14	58,300	58,300,000
Bank of Montreal(d)	0.06%	03/04/14	125,000	125,000,000
Bank of Montreal(d)	0.17%	03/05/14	78,600	78,600,000
Bank of Montreal(c)(d)	0.34%	03/12/15	200,000	200,000,000
Bank of Nova Scotia(c)(d)	0.17%	04/10/14	114,500	114,499,371
Bank of Nova Scotia(d)	0.21%	04/03/14	105,000	105,000,000
Bank of Nova Scotia(c)(d)	0.30%	08/06/14	60,000	60,000,000
Bank of Nova Scotia(c)(d)	0.34%	02/27/15	120,100	120,100,000
Bank of Nova Scotia(c)(d)	0.34%	03/11/15	100,000	100,000,000
Bank of Scotland(d)	0.06%	03/03/14	145,000	145,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.17%	03/03/14	140,000	140,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.20%	05/02/14	100,000	100,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.21%	05/22/14	35,000	35,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.24%	03/11/14	91,000	91,000,000
Barclays Bank PLC(c)(d)	0.25%	03/11/14	32,000	32,000,000
Barclays Bank PLC(c)(d)	0.25%	06/17/14	450,000	450,000,000
Commonwealth Bank of Australia(d)	0.22%	05/06/14	150,000	150,001,374
Credit Agricole Corporate & Investment Bank(d)	0.10%	03/03/14	170,313	170,313,306
Credit Agricole Corporate & Investment Bank(d)	0.11%	03/05/14	329,000	329,000,000
Mitsubishi UFJ Trust & Banking Corp.(d)	0.22%	06/06/14	95,000	95,000,000
Mizuho Bank Ltd.(d)	0.21%	04/15/14	48,900	48,900,000
Mizuho Bank Ltd.(d)	0.22%	06/03/14	41,000	41,000,000
Mizuho Bank Ltd.(d)	0.23%	03/13/14	100,000	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Mizuho Bank Ltd.(d)	0.23%	04/02/14	$50,000	$50,000,000
Nationwide Building Society(d)	0.21%	04/09/14	75,000	74,982,949
Natixis(d)	0.09%	03/03/14	250,000	250,000,000
Natixis(c)(d)	0.32%	06/25/14	271,000	271,000,000
Nordea Bank Finland PLC(d)	0.14%	05/13/14	70,000	70,000,000
Nordea Bank Finland PLC(d)	0.17%	03/06/14	50,000	50,000,000
Nordea Bank Finland PLC(d)	0.18%	04/02/14	100,000	100,000,000
Norinchukin Bank (The)(c)(d)	0.24%	07/09/14	153,100	153,100,000
Norinchukin Bank (The)(d)	0.25%	08/08/14	46,000	46,000,000
Oversea-Chinese Banking Corp. Ltd.(d)	0.18%	04/09/14	115,100	115,100,000
Royal Bank of Canada(c)(d)	0.33%	03/04/15	300,000	300,000,000
Societe Generale(c)(d)	0.23%	11/13/14	110,000	110,000,000
Sumitomo Mitsui Banking Corp.(d)	0.21%	04/01/14	25,000	25,000,215
Sumitomo Mitsui Banking Corp.(d)	0.25%	05/01/14	50,000	50,000,000
Sumitomo Mitsui Trust Bank Ltd.(d)	0.25%	07/14/14	28,600	28,600,000
Swedbank AB(d)	0.07%	03/04/14	110,000	110,000,000
Toronto-Dominion Bank(d)	0.11%	03/03/14	50,000	50,000,000
Toronto-Dominion Bank(d)	0.11%	03/11/14	62,500	62,500,000
Toronto-Dominion Bank(d)	0.20%	05/21/14	55,000	55,000,000
Toronto-Dominion Bank(d)	0.20%	06/02/14	170,000	170,000,000
Toronto-Dominion Bank(d)	0.20%	07/28/14	33,300	33,300,000
Toronto-Dominion Bank(d)	0.22%	03/03/14	30,000	30,000,000
Wells Fargo Bank, N.A.(c)	0.17%	05/02/14	150,000	150,000,000
Wells Fargo Bank, N.A.(c)	0.17%	06/02/14	200,000	200,000,000
Total Certificates of Deposit (Cost $5,843,297,215)				5,843,297,215

Variable Rate Demand Notes–8.39%(e)
Credit Enhanced–8.35%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.16%	06/01/29	800	800,000
Appleton (City of) (Great Northern Corp.); Series 1999 A, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	09/01/19	4,500	4,500,000
Arlington (County of) Industrial Development Authority (Woodbury Park Apartments); Series 2005 A, Ref. VRD MFH RB (CEP–FHLMC)	0.03%	03/01/35	13,185	13,185,000
Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.16%	10/01/33	7,360	7,360,000
Austin (City of), Texas Housing Finance Corp. (Stassney Woods Apartments); Series 2004 A, Ref. VRD MFH RB (CEP–FNMA)	0.03%	10/15/32	3,350	3,350,000
Austin (County of), Texas Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	12/01/14	4,550	4,550,000
Bachelor Gulch Metropolitan District; Series 2004, VRD Unlimited Tax GO Bonds (LOC–U.S. Bank, N.A.)(f)	0.04%	12/01/23	1,755	1,755,000
Beaver Dam (City of) (YMCA of Dodge County, Inc.); Series 2006, VRD Development RB (LOC–FHLB of Chicago)(f)	0.03%	12/02/41	5,305	5,305,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.14%	12/01/28	1,100	1,100,000
Bexar (County of), Texas Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.04%	12/15/34	3,355	3,355,000
Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	06/01/37	34,385	34,385,000
Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust); Series 2001 A, VRD Limited Obligation Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.04%	02/01/31	7,735	7,735,000
Broward (County of) Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)	0.03%	12/01/29	6,930	6,930,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	07/01/39	$24,200	$24,200,000
Butler (County of) (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.03%	06/01/35	6,065	6,065,000
Butler (County of), Ohio (Lakota Family YMCA); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	05/01/27	1,750	1,750,000
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	11/01/38	1,900	1,900,000
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2011 D, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	07/01/41	41,800	41,800,000
California (State of); Series 2005 B-5, Ref. VRD Unlimited Tax GO Bonds (LOC–Barclays Bank PLC)(d)(f)	0.02%	05/01/40	30,000	30,000,000
Cambridge (City of) (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC–PNC Bank, N.A.)(f)	0.04%	12/01/21	1,900	1,900,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.14%	07/01/38	900	900,000
Carson (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, Hospital RB (LOC–U.S. Bank, N.A.)(f)	0.04%	09/01/33	19,905	19,905,000
Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.03%	06/15/31	2,685	2,685,000
Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.03%	06/15/31	2,010	2,010,000
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(f)	0.04%	11/01/40	2,870	2,870,000
Channahon (Village of) (Morris Hospital); Series 2003 D, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.03%	12/01/32	2,540	2,540,000
Chicago (City of), Illinois (Neighborhoods Alive 21 Program); Series 2002 B3, VRD Unlimited Tax GO Bonds (LOC–Bank of America, N.A.)(d)(f)	0.03%	01/01/37	5,000	5,000,000
Clackamas (County of) Hospital Facility Authority (Legacy Health System);
Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.03%	06/01/37	6,000	6,000,000
Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.03%	06/01/37	24,800	24,800,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	01/01/33	24,575	24,575,000
Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.04%	11/01/38	6,705	6,705,000
Colorado (State of) Educational & Cultural Facilities Authority (King’s Way Christian School); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.04%	04/01/39	5,420	5,420,000
Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.03%	11/01/28	3,710	3,710,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.03%	06/01/15	1,490	1,490,000
Colorado (State of) Housing & Finance Authority (Woodstream Village); Series 1985, VRD MFH RB (CEP–FNMA)	0.05%	02/01/31	3,215	3,215,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.03%	03/01/34	8,200	8,200,000
Cuyahoga (County of), Ohio (Euclid Avenue Housing Corp.);
Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	08/01/42	16,910	16,910,000
Series 2009 B, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.03%	08/01/39	6,750	6,750,000
Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.03%	11/01/30	22,005	22,005,000
DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.03%	06/15/25	6,840	6,840,000
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	09/01/36	3,545	3,545,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	05/01/36	9,500	9,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC–PNC Bank, N.A.)(f)	0.12%	11/01/30	$1,765	$1,765,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	04/01/38	8,500	8,500,000
Douglas (County of) Hospital Authority No. 2 (Children’s Hospital Obligated Group); Series 2008 A, Ref. VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.04%	08/15/32	4,000	4,000,000
Duval (County of), Florida Housing Finance Authority (The Glades Apartments); Series 2002, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.03%	10/01/32	5,275	5,275,000
East Point (City of) Georgia, Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP–FHLMC)	0.05%	07/01/37	3,700	3,700,000
Elgin (City of) (Judson College); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	06/01/36	6,625	6,625,000
Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	11/01/24	10,000	10,000,000
Emmaus (City of) General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.03%	03/01/30	37,860	37,860,000
Englewood (City of) (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)	0.05%	12/01/34	5,000	5,000,000
Everett (City of) Public Facilities District; Series 2007, VRD RB (LOC–Bank of New York Mellon)(f)	0.04%	04/01/36	11,000	11,000,000
Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	06/01/37	13,065	13,065,000
Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–FNMA)	0.03%	11/15/35	10,990	10,990,000
Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.03%	05/15/31	3,880	3,879,957
Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facilities & Improvement RB (LOC–PNC Bank, N.A.)(f)	0.04%	07/01/33	11,945	11,945,000
Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–U.S. Bank, N.A.)(f)	0.03%	12/01/21	14,000	14,000,000
Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	06/01/23	4,965	4,965,000
Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(f)	0.02%	06/01/19	10,460	10,460,000
Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.03%	06/01/27	9,500	9,500,000
Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.03%	11/01/25	4,500	4,500,000
Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	01/01/38	3,785	3,785,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(f)	0.14%	08/01/37	3,950	3,950,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	04/01/38	12,790	12,790,000
Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(f)	0.03%	12/01/28	8,500	8,500,000
Illinois (State of) Finance Authority (Dominican University); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	03/01/36	3,035	3,035,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	01/01/16	5,815	5,815,000
Illinois (State of) Finance Authority (Latin School of Chicago);
Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	08/01/28	1,200	1,200,000
Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	08/01/35	4,965	4,965,000
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	06/01/29	3,000	3,000,000
Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	11/15/37	42,900	42,900,000
Series 2009 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	11/15/37	6,000	6,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago);
Series 2001, VRD RB (LOC–BMO Harris, N.A.)(f)	0.04%	06/01/29	$5,800	$5,800,000
Series 2004, VRD RB (LOC–BMO Harris N.A.)(f)	0.04%	06/01/34	4,200	4,200,000
Indiana (State of) Finance Authority (Columbus Regional Hospital); Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.04%	08/01/21	13,540	13,540,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.03%	02/01/24	1,000	1,000,000
Indiana (State of) Finance Authority (Howard Regional Health System); Series 2005 B, VRD Hospital RB (LOC–BMO Harris N.A.)(f)	0.03%	01/01/35	3,320	3,320,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 J, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.03%	11/01/37	5,600	5,600,000
Jackson (City of), Tennessee Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.03%	10/15/32	3,970	3,970,000
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(b)	0.03%	03/01/31	3,200	3,200,000
King George (County of), Virginia Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC–JPMorgan Chase Bank, N.A.)(b)(f)	0.05%	09/01/21	2,500	2,500,000
Lancaster (County of) Industrial Development Authority (Willow Valley Retirement Community); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	12/01/39	1,100	1,100,000
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(f)	0.03%	10/01/42	5,130	5,130,000
Lincoln (County of), Pennsylvania (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	11/01/24	12,060	12,060,000
Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	03/01/38	15,255	15,255,000
Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(f)	0.04%	09/01/28	7,415	7,415,000
Luzerne (County of) Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(f)	0.04%	11/01/26	3,770	3,770,000
Lyndhurst (City of), Ohio (Hawken School); Series 2002, VRD Economic Development RB (LOC–PNC Bank, N.A.) (f)	0.05%	05/01/27	3,940	3,940,000
Maplewood (City of) (Mounds Park Academy); Series 2003, VRD Educational Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.03%	10/01/23	625	625,000
Maricopa (County of) Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)	0.05%	04/15/30	7,815	7,815,000
Marietta (City of) Housing Authority (Wood Knoll Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)	0.03%	07/01/24	2,700	2,700,000
Marietta (City of), Georgia Housing Authority (Wood Glen Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)	0.03%	07/01/24	2,000	2,000,000
Marion (County of) Housing Authority (Residence at Marion Estates); Series 1997, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.06%	07/01/27	1,755	1,755,000
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	07/01/28	3,900	3,900,000
Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.04%	07/01/33	3,535	3,535,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	04/01/35	7,500	7,500,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC–TD Bank N.A)(f)	0.03%	07/01/41	9,450	9,450,000
Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.03%	07/01/38	1,865	1,865,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(f)	0.16%	03/01/39	7,825	7,825,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	10/15/30	$18,780	$18,780,000
Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	10/15/38	19,191	19,191,000
Middletown (City of), Ohio (Atrium Medical Center Obligated Group); Series 2008 A, VRD Hospital Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	11/15/39	18,500	18,500,000
Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(f)	0.03%	09/01/40	5,795	5,795,000
Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.04%	01/01/25	1,105	1,105,000
Minnesota (State of) Office of Higher Education; Series 2012 B, VRD Supplemental Student Local Program RB (LOC–Royal Bank of Canada, N.A.)(d)(f)	0.03%	08/01/47	40,000	40,000,000
Minnetonka (City of), Minnesota (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.03%	11/15/31	1,000	1,000,000
Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.05%	12/15/29	5,000	5,000,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.03%	04/01/37	12,300	12,300,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.03%	04/01/37	1,500	1,500,000
Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	10/01/33	12,800	12,800,000
Mobile (City of) Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC–National Australia Bank Ltd.)(b)(d)(f)	0.03%	05/01/41	3,300	3,300,000
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(d)(f)	0.07%	07/01/40	9,000	9,000,000
Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.03%	01/01/36	52,500	52,500,000
Montgomery (County of), Maryland Housing Opportunities Commission; Series 2008 A, VRD Multiple Purpose RB (LOC–PNC Bank, N.A.)(f)	0.03%	05/01/39	2,265	2,265,000
Montgomery (County of), Pennsylvania Industrial Development Authority (LaSalle College High School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	11/01/38	3,725	3,725,000
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds Bank PLC)(d)(f)	0.05%	07/01/38	20,100	20,100,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.03%	07/15/36	7,575	7,574,667
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.03%	02/15/34	425	424,813
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	01/01/18	3,875	3,875,000
New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.04%	12/01/24	2,780	2,780,000
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(f)	0.03%	09/01/37	2,900	2,900,000
New Jersey (State of) Economic Development Authority (Job Haines Home for Aged People); Series 1998, VRD RB (LOC–PNC Bank, N.A.)(f)	0.04%	02/01/28	700	700,000
New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportation System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.03%	06/15/32	48,000	48,000,000
New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC–HSBC Bank USA N.A.)(d)(f)	0.03%	11/01/36	8,645	8,645,000
New York (State of) Housing Finance Agency (Gotham West Housing); Series 2012 A-1, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	05/01/45	17,500	17,500,000
New York (State of) Housing Finance Agency (Related West 29th Street Housing); Series 2012 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.03%	05/01/45	10,000	10,000,000
New York (State of) Long Island Power Authority; Series 2012 D, VRD Electric System General RB (LOC–TD Bank, N.A.)(f)	0.02%	12/01/29	45,410	45,410,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Newport (City of) (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.04%	04/01/32	$13,810	$13,810,000
Newport News (City of), Virginia Industrial Development Authority (Christopher Newport University Foundations); Series 2006, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	08/01/36	1,820	1,820,000
North Carolina (State of) Capital Facilities Finance Agency (Asheville School, Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	04/01/27	2,920	2,920,000
North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	06/01/17	5,440	5,440,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	09/01/27	3,905	3,905,000
Oak Park Heights (City of), Minnesota (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)	0.04%	11/01/35	1,845	1,845,000
Ogden (City of), Utah Redevelopment Agency;
Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.16%	12/01/27	8,020	8,020,000
Series 2009 B-2, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.21%	12/01/27	1,665	1,665,000
Ohio (State of) Higher Educational Facility Commission (Capital University); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	12/01/31	25,595	25,595,000
Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (LOC–FHLB of Chicago)(f)	0.03%	09/01/36	3,715	3,715,000
Olympia (Port of) Economic Development Corp. (Spring Air Northwest); Series 1998, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.06%	11/01/23	600	600,000
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.03%	08/01/34	72,000	72,000,000
Oregon (State of) Health, Housing, Educational & Cultural Facilities Authority (Sacred Heart Medical Center Foundation); Series 1998 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.03%	11/01/28	775	775,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.07%	10/15/38	7,400	7,400,000
Orlando & Orange (Counties of) Expressway Authority; Subseries 2008 B-1, Ref. VRD RB (LOC–Bank of Montreal)(d)(f)	0.03%	07/01/40	2,900	2,900,000
Palm Beach (County of) Housing Finance Authority (Azalea Place Apartments); Series 1999 A, VRD MFH RB (CEP–FHLMC)(b)	0.08%	12/01/32	5,095	5,095,000
Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(f)	0.04%	07/01/32	5,085	5,085,000
Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC–PNC Bank, N.A.)(f)	0.05%	10/01/29	7,000	7,000,000
Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC–PNC Bank, N.A.)(f)	0.09%	08/01/35	1,100	1,100,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(b)(f)	0.05%	05/01/20	2,250	2,250,000
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University) Series 2002 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.03%	05/01/32	30,520	30,520,000
Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.02%	02/01/34	6,960	6,960,000
Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Barclays Bank PLC)(d)(f)	0.03%	12/01/38	40,475	40,475,000
Philadelphia (City of), Pennsylvania Authority for Industrial Development (Chestnut Hill College); Series 2007 A, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	10/01/29	4,100	4,100,000
Pitkin (County of) (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.03%	12/01/24	5,235	5,235,000
Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	06/01/39	1,085	1,085,000
Roswell (City of) Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(b)	0.03%	08/01/24	3,950	3,950,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC–FHLB of Indianapolis)(f)	0.21%	07/01/40	$2,240	$2,240,000
San Gabriel (City of), Texas Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	04/01/26	4,215	4,215,000
Seattle (City of), Washington Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC–U.S. Bank, N.A.)(f)	0.03%	05/01/19	1,660	1,660,000
Shelby (County of) Health, Educational & Housing Facility Board (Providence Place Apartments); Series 2007, Ref. VRD MFH RB (CEP–FNMA)	0.03%	12/15/42	500	500,000
South Carolina (State of) Housing Finance & Development Authority (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB (CEP–FNMA)	0.03%	11/15/35	7,565	7,564,956
South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	03/01/28	3,752	3,752,000
St. Charles (County of), Missouri Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.03%	04/15/27	5,600	5,600,000
St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC–General Electric Capital Corp.)(b)(f)	0.15%	10/01/21	1,990	1,990,000
St. Louis (County of) Industrial Development Authority (Schnuck Markets, Inc.–Kirkwood); Series 1985, VRD IDR (LOC–U.S. Bank, N.A.)(b)(f)	0.04%	12/01/15	3,950	3,950,000
St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.02%	04/15/27	4,970	4,970,000
Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC–Northern Trust Co.)(f)	0.02%	11/15/50	3,500	3,500,000
Texas (State of) Department of Housing & Community Affairs (Champions Crossing Apartments); Series 2006, Ref. VRD MFH Mortgage RB (CEP–FNMA)(b)	0.08%	09/15/36	4,675	4,675,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)	0.03%	05/01/42	13,470	13,470,000
Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.03%	07/01/33	17,375	17,375,000
Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.05%	07/01/41	12,425	12,425,000
Texas (State of) Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.05%	06/01/41	8,590	8,590,000
Tuscaloosa (County of) Industrial Development Authority (Hunt Refining Co.); Series 2011, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(d)(f)	0.04%	04/01/28	10,000	10,000,000
Utah (State of) Associated Municipal Power Systems (Horse Butte Wind); Series 2012 B, VRD RB (LOC–Bank of Montreal)(d)(f)	0.03%	09/01/32	12,000	12,000,000
Vermont (State of) Educational & Health Buildings Financing Agency (Brattleboro Retreat (The)); Series 2011 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.03%	12/01/31	11,210	11,210,000
Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.04%	10/01/34	800	800,000
Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.03%	12/01/38	32,500	32,500,000
Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	08/01/35	4,225	4,225,000
Volusia (County of), Florida Housing Finance Authority (The Anatole Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.03%	10/15/32	750	750,000
Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	06/01/18	10,000	10,000,000
Washington (State of) Housing Finance Commission (Alderwood Court Apartments); Series 2002 A, VRD MFH RB (CEP–FNMA)	0.05%	06/15/35	5,350	5,350,000
Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.04%	12/15/44	950	950,000
Washington (State of) Housing Finance Commission (Holly Village Senior Living); Series 1999 A, VRD MFH RB (CEP–FNMA)	0.07%	07/15/32	6,600	6,600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP–FHLMC)	0.07%	07/01/25	$8,300	$8,300,000
Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP–FNMA)	0.05%	09/01/38	2,000	2,000,000
Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.03%	12/15/44	3,100	3,100,000
Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(f)	0.03%	10/01/19	2,190	2,190,000
Washington (State of) Housing Finance Commission (Pacific Inn Apartments); Series 1996 A, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.03%	05/01/28	3,615	3,615,000
Washington (State of) Housing Finance Commission (Rockwood Retirement Communities Program); Series 1999 A, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(f)	0.03%	01/01/30	13,775	13,775,000
Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.04%	09/15/20	2,680	2,680,000
Wisconsin (State of) Health & Educational Facilities Authority (Goodwill Industries of Southeastern Wisconsin, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.04%	06/01/39	13,155	13,155,000
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 2000, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.16%	06/01/25	1,640	1,640,000
Wisconsin (State of) Health & Educational Facilities Authority (Hospital Sisters Services, Inc.); Series 2012 E, Ref. VRD Obligated Group RB (LOC–Bank of Montreal)(d)(f)	0.03%	08/01/40	21,200	21,200,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.);
Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	12/01/36	8,800	8,800,000
Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	12/01/36	11,000	11,000,000
Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	12/01/32	8,630	8,630,000
Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.04%	08/01/30	5,600	5,600,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	05/01/30	490	490,000
Young Men’s Christian Association of Metropolitan Milwaukee, Inc. (The); Series 2008, VRD Notes (LOC–BMO Harris Bank, N.A.)(f)	0.14%	05/01/33	700	700,000
				1,738,912,393

Other Variable Rate Demand Notes–0.04%(e)
Federal Home Loan Mortgage Corp.; Series M028 A, VRD Multifamily Ctfs.	0.05%	09/15/24	8,660	8,660,000
Total Variable Rate Demand Notes (Cost $1,747,572,393)				1,747,572,393

Other Bonds and Notes–3.84%
General Electric Capital Corp. Sr. Unsec. Global Notes	2.15%	01/09/15	25,457	25,866,694
Royal Bank of Canada, Sr. Unsec. Medium-Term Notes(b)(c)(d)	0.40%	02/27/15	200,000	200,000,000
Wells Fargo Bank, N.A.,
Sr. Unsec. Medium-Term Notes(c)	0.32%	03/20/15	200,000	200,000,000
Unsec. Medium-Term Notes(c)	0.34%	03/20/15	225,000	225,000,000
Westpac Banking Corp. Sr. Unsec. Medium-Term Notes(b)(c)(d)	0.39%	03/06/15	150,000	150,000,000
Total Other Bonds and Notes (Cost $800,866,694)				800,866,694
TOTAL INVESTMENTS (excluding Repurchase Agreements)–82.56% (Cost $17,208,197,373)				17,208,197,373

			Repurchase Amount
Repurchase Agreements–17.43%(g)
BNP Paribas Securities Corp., Open agreement dated 12/26/12, (collateralized by Mortgage-backed securities & Corporate obligations valued at $54,353,938; 0.36%-6.50%, 08/01/16-08/25/46)(d)(h)	0.16%	—	—	50,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Credit Agricole Corp. & Investment Bank, Agreement dated 02/28/14, maturing value of $200,001,333 (collateralized by U.S. Treasury obligation valued at $204,000,043; 1.13%, 04/30/20)	0.08%	03/03/14	$200,001,333	$200,000,000
Credit Agricole Corp. & Investment Bank, Agreement dated 02/28/14, maturing value of $500,002,500 (collateralized by U.S. Treasury & U.S. Government sponsored agency obligations valued at $510,000,007; 1.13%-2.63%, 09/18/18-11/15/20)	0.06%	03/03/14	500,002,500	500,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 02/28/14, aggregate maturing value of $750,003,125 (collateralized by U.S. Treasury obligations valued at $765,000,004; 0.63%-10.63%, 08/15/15-02/15/43)	0.05%	03/03/14	209,564,408	209,563,535
Credit Suisse Securities (USA) LLC, Open agreement dated 04/25/13, (collateralized by Asset-backed & Mortgage-backed securities valued at $373,847,363; 0%-38.67%, 05/15/24-11/03/51)(d)(h)	0.56%	—	—	340,000,000
Federal Reserve Bank of New York, Agreement dated 02/28/14, maturing value of $250,001,042 (collateralized by U.S. Treasury obligation valued at $250,001,129; 3.88%, 05/15/18)	0.05%	03/03/14	250,001,042	250,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/26/14, maturing value of $368,286,836 (collateralized by Asset-backed securities, Mortgage-backed securities, U.S. Government sponsored agency obligations, Corporate obligations, Sovereign debt & other instruments valued at $402,304,603; 0%-11.75%, 03/19/14-10/01/66)(i)	0.46%	04/28/14	368,286,836	368,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/28/14, maturing value of $305,151,229 (collateralized by Asset-backed securities, Mortgage-backed securities, Corporate obligations & Sovereign debt valued at $333,404,721; 0%-9.00%, 09/01/15-12/29/99)	0.51%	04/04/14	305,151,229	305,000,000
RBC Capital Markets Corp., Joint agreement dated 02/28/14, aggregate maturing value of $750,003,750 (collateralized by U.S. Treasury obligation valued at $765,000,013; 0.63%, 02/15/17)	0.06%	03/03/14	500,002,500	500,000,000
RBC Capital Markets Corp., Joint Term agreement dated 01/31/14, aggregate maturing value of $200,045,000 (collateralized by U.S. Government sponsored agency obligations valued at $204,000,001; 3.50%, 04/01/32-10/20/42)(i)	0.09%	05/01/14	50,011,250	50,000,000
RBC Capital Markets Corp., Term agreement dated 02/03/14, maturing value of $100,068,250 (collateralized by Corporate & Municipal obligations valued at $105,000,000; 0%-8.63%, 03/15/14-08/15/47(d)(i)	0.27%	05/05/14	100,068,250	100,000,000
RBC Capital Markets Corp., Term agreement dated 12/12/13, maturing value of $75,048,750 (collateralized by Corporate obligations valued at $78,750,000; 0.24%-9.63%, 03/17/14-02/01/44)(d)(i)	0.26%	03/12/14	75,048,750	75,000,000
RBC Capital Markets Corp., Term agreement dated 12/18/13, maturing value of $150,097,500 (collateralized by Corporate obligations valued at $157,500,000; 0%-9.50%, 04/17/14-03/01/44)(d)(i)	0.26%	03/18/14	150,097,500	150,000,000
Societe Generale, Agreement dated 02/28/14, maturing value of $250,001,250 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,000; 2.50%-4.50%, 04/01/26-03/01/43)	0.06%	03/03/14	250,001,250	250,000,000
Wells Fargo Securities, LLC, Joint agreement dated 02/28/14, aggregate maturing value of $600,003,000 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $612,000,000; 0%-14.50%, 08/15/14-02/15/44)	0.06%	03/03/14	286,292,707	286,291,276
Total Repurchase Agreements (Cost $3,633,854,811)				3,633,854,811
TOTAL INVESTMENTS(j)(k)–99.99% (Cost $20,842,052,184)				20,842,052,184
OTHER ASSETS LESS LIABILITIES–0.01%				2,670,858
NET ASSETS–100.00%				$20,844,723,042

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation

Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds

RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Short-Term Investments Trust

Liquid Assets Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (“the 1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2014 was $6,758,314,541, which represented 32.42% of the Fund’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2014.
(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 12.3%; Canada: 11.0%; Japan: 10.2%; United Kingdom: 8.6%; Australia: 5.8%; other countries less than 5% each: 13.6%.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2014.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
U.S. Bancorp	5.2%

Portfolio Composition by Maturity

In days, as of 2/28/14

1-7	41.3%
8-30	9.6
31-60	12.2
61-90	10.0
91-180	18.0
181+	8.9

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Short-Term Investments Trust

Schedule of Investments

February 28, 2014

(Unaudited)

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–43.10%(a)

Asset-Backed Securities-Consumer Receivables-0.93%
Barton Capital LLC(c)	0.18%	11/06/14	$30,000	$30,000,000

Asset-Backed Securities–Fully Supported Bank–9.76%
Alpine Securitization Corp. (CEP–Credit Suisse AG)(b)(c)	0.11%	03/12/14	8,000	7,999,731
Alpine Securitization Corp. (CEP–Credit Suisse AG)(b)(c)	0.11%	03/14/14	50,000	49,998,014
Alpine Securitization Corp. (CEP–Credit Suisse AG)(b)(c)	0.11%	03/11/14	13,000	12,999,603
Cancara Asset Securitisation LLC (CEP–Lloyds Bank PLC)(b)(c)	0.14%	04/04/14	12,000	11,998,413
Cancara Asset Securitisation LLC (CEP–Lloyds Bank PLC)(b)(c)	0.14%	04/03/14	25,000	24,996,792
Concord Minutemen Capital Co., LLC Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(c)	0.20%	03/14/14	15,000	14,998,917
Concord Minutemen Capital Co., LLC, Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(c)	0.21%	03/04/14	20,000	19,999,650
Crown Point Capital Co., LLC Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(c)	0.20%	03/14/14	2,000	1,999,856
Crown Point Capital Co., LLC Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(c)	0.21%	03/06/14	5,000	4,999,854
Crown Point Capital Co., LLC Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(c)	0.20%	03/17/14	50,000	49,995,555
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	0.18%	03/03/14	50,000	49,999,500
Govco LLC (CEP–Citibank NA)(c)	0.12%	03/13/14	7,000	6,999,720
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(c)	0.20%	04/01/14	25,000	24,995,694
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(c)	0.20%	03/14/14	5,900	5,899,574
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(c)	0.21%	03/05/14	9,000	8,999,790
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(c)	0.20%	03/11/14	10,000	9,999,445
Manhattan Asset Funding Co., LLC (CEP–Sumitomo Mitsui Financial Group, Inc.)(b)(c)	0.15%	03/19/14	6,000	5,999,550
				312,879,658

Asset-Backed Securities–Multi-Purpose–16.65%
Atlantic Asset Securitization LLC(b)(c)	0.18%	08/06/14	16,000	16,000,000
Atlantic Asset Securitization, LLC(b)(c)	0.12%	03/10/14	40,000	39,998,800
Gemini Securitization Corp., LLC Cost(b)(c)	0.15%	03/07/14	50,000	49,998,750
Nieuw Amsterdam Receivables Corp.(b)(c)	0.14%	03/05/14	100,000	99,998,444
Nieuw Amsterdam Receivables Corp.(b)(c)	0.15%	03/24/14	26,000	25,997,508
Regency Markets No. 1 LLC(b)(c)	0.14%	03/12/14	50,000	49,997,861
Regency Markets No. 1 LLC(b)(c)	0.14%	03/13/14	75,731	75,727,466
Regency Markets No. 1 LLC(b)(c)	0.14%	03/14/14	20,000	19,998,989
Scaldis Capital LLC(b)(c)	0.13%	03/20/14	8,000	7,999,451
Scaldis Capital, LLC(b)(c)	0.12%	03/10/14	80,000	79,997,600
Scaldis Capital, LLC(b)(c)	0.00%	03/17/14	43,000	42,996,942
Versailles Commercial Paper LLC(c)	0.17%	04/04/14	25,000	24,995,986
				533,707,797

Diversified Banks–4.90%
Landesbank Hessen-Thueringen Girozentrale(b)(c)	0.12%	03/13/14	8,000	7,999,680
Lloyds Bank PLC(b)	0.08%	03/05/14	19,000	18,999,842
Natixis US Finance Co., LLC(b)	0.12%	03/05/14	12,000	11,999,840
Societe Generale North America, Inc.(b)	0.09%	03/10/14	18,000	17,999,618
Standard Chartered Bank(b)(c)	0.14%	04/08/14	100,000	99,985,750
				156,984,730

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Life & Health Insurance–1.87%
MetLife Short Term Funding LLC(c)	0.09%	03/05/14	$60,000	$59,999,400

Pharmaceuticals–2.50%
Sanofi Pharmaceuticals(b)(c)	0.07%	03/20/14	80,000	79,997,044

Regional Banks–4.30%
Macquarie Bank Ltd.(b)(c)	0.14%	03/31/14	80,000	79,990,667
Macquarie Bank Ltd.(b)(c)	0.15%	03/31/14	50,000	49,993,750
Sumitomo Mitsui Trust Bank Ltd.(b)(c)	0.14%	03/07/14	8,000	7,999,820
				137,984,237

Specialized Finance–2.19%
Kreditanstalt fur Wiederaufbau(b)(c)	0.09%	03/07/14	27,975	27,974,580
Kreditanstalt fur Wiederaufbau(b)(c)	1.50%	04/04/14	42,215	42,273,250
				70,247,830
Total Commercial Paper (Cost $1,381,800,696)				1,381,800,696

Certificates of Deposit–15.50%
Bank of Montreal(b)	0.09%	03/06/14	100,000	100,000,000
Barclays Bank PLC(b)	0.25%	03/11/14	60,000	60,000,000
Credit Agricole Corporate & Investment Bank(b)	0.11%	03/05/14	50,000	50,000,000
Nordea Bank(b)	0.05%	03/06/14	100,000	100,000,000
Norinchukin Bank (The)(b)	0.17%	03/17/14	30,000	30,000,000
Oversea-Chinese Banking Corp., Ltd.(b)	0.24%	03/04/14	25,000	25,000,145
Swedbank AB(b)	0.06%	03/04/14	15,000	15,000,000
Swedbank AB(b)	0.07%	03/04/14	17,000	17,000,000
Toronto-Dominion Bank(b)	0.11%	03/03/14	50,000	50,000,000
Toronto-Dominion Bank(b)	0.12%	03/03/14	50,000	50,000,000
Total Certificates of Deposit (Cost $497,000,145)				497,000,145

Variable Rate Demand Notes–8.29%(d)
Credit Enhanced–8.29%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(e)	0.16%	06/01/29	2,355	2,355,000
Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(c)(e)	0.05%	10/01/25	3,000	3,000,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(e)	0.14%	12/01/28	2,600	2,600,000
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(e)	0.04%	11/01/40	5,860	5,860,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(e)	0.03%	01/01/33	2,015	2,015,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2007, VRD RB (LOC–U.S. Bank, N.A.)(e)	0.03%	06/01/37	5,000	5,000,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(e)	0.03%	03/01/34	1,800	1,800,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(e)	0.03%	04/01/38	27,200	27,200,000
Franklin (County of), Ohio (Doctors Ohio Health Corp.); Sub. Series 1998 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(e)	0.03%	12/01/28	5,450	5,450,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(e)	0.03%	03/01/30	1,800	1,800,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(e)	0.03%	04/01/38	8,600	8,600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.04%	01/01/16	$5,795	$5,795,000
Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.04%	08/01/28	11,530	11,530,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.03%	02/01/24	5,700	5,700,000
Indiana (State of) Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.04%	02/01/39	3,700	3,700,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank N.A.)(e)	0.03%	09/01/48	5,000	5,000,000
Jacksonville (City of), Florida Housing Finance Authority (St. Augustine Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.03%	07/15/33	3,830	3,830,000
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(e)	0.02%	10/01/38	2,390	2,390,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.04%	10/15/38	16,399	16,399,000
Minnetonka (City of), Minnesota (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.03%	11/15/31	4,000	4,000,000
Monmouth (City of), Illinois (Monmouth College); Series 2005, VRD IDR (LOC–PNC Bank, N.A.)(e)	0.05%	06/01/35	5,440	5,440,000
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds Bank PLC)(b)(e)	0.05%	07/01/38	935	935,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.03%	02/15/34	3,695	3,695,000
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(e)	0.04%	01/01/18	5,600	5,600,000
New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.04%	01/01/24	14,000	14,000,000
New York (State of) Long Island Power Authority; Series 2012 D, VRD Electric System General RB (LOC–TD Bank, N.A.)(e)	0.02%	12/01/29	43,600	43,600,000
Newport (City of) (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(e)	0.04%	04/01/32	1,610	1,610,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)	0.06%	09/01/27	2,815	2,815,000
Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(e)	0.05%	06/01/23	5,500	5,500,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.07%	10/15/38	1,600	1,600,000
Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Barclays Bank PLC)(b)(e)	0.03%	12/01/38	15,000	15,000,000
Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC–Canadian Imperial Bank of Commerce)(b)(e)	0.04%	03/01/36	11,000	11,000,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(e)	0.03%	11/01/29	1,800	1,800,000
St. Louis (County of), Missouri Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.03%	04/15/27	9,170	9,170,000
Washington (State of) Housing Finance Commission (Bertschi School); Series 2006, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(e)	0.03%	06/01/35	5,525	5,525,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.04%	12/01/36	6,400	6,400,000
Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.04%	03/01/36	5,800	5,800,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(e)	0.05%	05/01/30	2,415	2,415,000
Total Variable Rate Demand Notes (Cost $265,929,000)				265,929,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–0.41%
Overseas Private Investment Corp. (OPIC)–0.41%
Unsec. VRD COP Bonds(d) (Cost $13,000,000)	0.12%	05/15/30	$13,000	$13,000,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–67.30% (Cost $2,157,729,841)				2,157,729,841

			Repurchase Amount
Repurchase Agreements–32.67%(f)
Credit Agricole Corp. & Investment Bank, Agreement dated 02/28/14, maturing value of $250,001,250 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,001; 3.00%-4.00%, 02/01/27-10/01/42)	0.06%	03/03/14	250,001,250	250,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 02/28/14, aggregate maturing value of $750,003,125 (collateralized by U.S. Treasury obligations valued at $765,000,004; 0.63%-10.63%, 08/15/15-02/15/43)	0.05%	03/03/14	127,506,506	127,505,975
ING Financial Markets, LLC, Joint agreement dated 02/28/14, aggregate maturing value $550,002,750 (collateralized by U.S. Government sponsored agency obligations valued at $561,000,090; 2.04%-4.50%, 06/01/25-09/01/43)	0.06%	03/03/14	200,001,000	200,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/26/14, maturing value $55,042,869 (collateralized by Asset-backed securities obligations, Mortgage-backed securities obligations, U.S. Government sponsored agency obligations, Sovereign debt & Municipal obligations valued at $59,843,220; 0%-10.80%, 02/01/15-11/25/52(g)	0.46%	04/28/14	55,042,869	55,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/28/14, maturing value $25,019,167 (collateralized by Asset-backed & Mortgaged backed securities valued at $27,500,000; 0%-6.39%, 01/01/32-12/28/38)	0.46%	04/29/14	25,019,167	25,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/28/14, maturing value $45,022,313 (collateralized by Asset-backed securities, Mortgage-backed securities, Corporate obligations & Sovereign debt valued at $49,087,701; 0%-11.75%, 02/15/15-04/25/52)	0.51%	04/04/14	45,022,313	45,000,000
RBC Capital Markets Corp., Joint Term agreement dated 01/31/14, aggregate maturing value $200,045,000 (collateralized by U.S. Government sponsored agency obligations valued at $204,000,001; 3.50%, 04/01/32-10/20/42)(b)(g)	0.09%	05/01/14	100,022,500	100,000,000
RBC Capital Markets Corp., Term agreement dated 02/03/14, maturing value $50,034,125 (collateralized by Corporate & Municipal obligations valued at $52,500,000; 0%-8.36%, 06/01/15-04/01/49)(b)	0.27%	05/05/14	50,034,125	50,000,000
RBC Capital Markets Corp., Term agreement dated 12/12/13, maturing value $95,061,750 (collateralized by Corporate obligations valued at $99,750,000; 0.42%-9.63%, 10/31/14-12/15/43)(b)	26.00%	03/12/14	95,061,750	95,000,000
Wells Fargo Securities, LLC, Term agreement dated 02/07/14, maturing value of $100,049,167 (collateralized by Asset-backed securities, Mortgage-backed securities, Corporate obligations, Sovereign debt & other instruments valued at $104,577,713; 0%-8.88%, 03/05/14-12/15/43)	0.30%	04/07/14	100,049,167	100,000,000
Total Repurchase Agreements (Cost $1,047,505,975)				1,047,505,975
TOTAL INVESTMENTS(h)(i)–99.97% (Cost $3,205,235,816)				3,205,235,816
OTHER ASSETS LESS LIABILITIES–0.03%				968,729
NET ASSETS–100.00%				$3,206,204,545

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Short-Term Investments Trust

STIC Prime Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 11.1%; France: 10.8%; Japan: 6.9; United Kingdom: 14.3; other countries less than 5% each: 16.9%.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2014 was $1,335,801,396, which represented 41.66% of the Fund’s Net Assets.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2014.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Principal amount equals value at period end. See Note 1I.
(g)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(h)	Also represents cost for federal income tax purposes.
(i)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

Portfolio Composition by Maturity

In days, as of 2/28/14

1-7	62.3%
8-30	20.6
31-60	17.1

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Short-Term Investments Trust

Schedule of Investments

February 28, 2014

(Unaudited)

Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–55.36%
U.S. Treasury Bills–45.66%(a)
U.S. Treasury Bills	0.05%	04/03/14	$250,000	$249,989,687
U.S. Treasury Bills	0.07%	04/03/14	750,000	749,955,312
U.S. Treasury Bills	0.06%	04/10/14	260,000	259,983,245
U.S. Treasury Bills	0.07%	04/10/14	750,000	749,945,833
U.S. Treasury Bills	0.13%	04/10/14	250,000	249,965,278
U.S. Treasury Bills	0.04%	04/17/14	750,000	749,963,281
U.S. Treasury Bills	0.16%	04/17/14	250,000	249,949,410
U.S. Treasury Bills	0.04%	04/24/14	500,000	499,969,626
U.S. Treasury Bills	0.07%	04/24/14	250,000	249,974,688
U.S. Treasury Bills	0.08%	04/24/14	300,000	299,966,250
U.S. Treasury Bills	0.05%	05/01/14	700,000	699,940,694
U.S. Treasury Bills	0.07%	05/01/14	300,000	299,963,146
U.S. Treasury Bills	0.09%	05/01/14	300,000	299,954,250
U.S. Treasury Bills	0.08%	05/08/14	350,000	349,946,639
U.S. Treasury Bills	0.10%	05/15/14	300,000	299,940,625
U.S. Treasury Bills	0.10%	05/22/14	350,000	349,922,270
U.S. Treasury Bills	0.10%	05/29/14	350,000	349,913,472
U.S. Treasury Bills	0.10%	06/05/14	250,000	249,931,334
U.S. Treasury Bills	0.07%	06/19/14	200,000	199,955,694
U.S. Treasury Bills	0.09%	07/03/14	350,000	349,891,500
U.S. Treasury Bills	0.09%	07/10/14	300,000	299,907,209
U.S. Treasury Bills	0.06%	07/17/14	300,000	299,928,126
U.S. Treasury Bills	0.06%	07/24/14	250,000	249,939,583
				8,608,797,152

U.S. Treasury Notes–9.70%
U.S. Treasury Notes	1.25%	04/15/14	925,000	926,348,773
U.S. Treasury Notes	0.25%	04/30/14	438,000	438,130,892
U.S. Treasury Notes	1.88%	04/30/14	212,000	212,636,928
U.S. Treasury Notes	2.25%	05/31/14	250,000	251,357,635
				1,828,474,228
Total U.S. Treasury Securities (Cost $10,437,271,380)				10,437,271,380
TOTAL INVESTMENTS (excluding Repurchase Agreements)–55.36% (Cost $10,437,271,380)				10,437,271,380

			Repurchase Amount
Repurchase Agreements–44.61%(b)
Barclays Capital Inc., Agreement dated 02/28/14, maturing value of $200,000,833 (collateralized by U.S. Treasury obligation valued at $204,000,007; 0.63%, 11/30/17)	0.05%	03/03/14	200,000,833	200,000,000
Barclays Capital Inc., Term agreement dated 02/24/14, maturing value of $300,015,000 (collateralized by U.S. Treasury obligations valued at $306,000,050; 0.25%-2.75%, 04/15/15-08/31/19)	0.05%	04/01/14	300,015,000	300,000,000
BNP Paribas Securities Corp., Agreement dated 02/28/14, maturing value $294,001,225 (collateralized by U.S. Treasury obligations valued at $299,880,074; 0.63%-1.00%, 08/31/17-11/30/19)	0.05%	03/03/14	294,001,225	294,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
BNP Paribas Securities Corp., Term agreement dated 02/12/14, maturing value $1,000,038,889 (collateralized by U.S. Treasury obligations valued at $1,020,000,043; 0.13%-4.00%, 07/31/14-08/15/20)(c)	0.04%	03/19/14	$1,000,038,889	$1,000,000,000
CIBC World Markets Corp., Agreement dated 02/28/14, maturing value of $100,000,417 (collateralized by U.S. Treasury obligations valued at $102,002,703; 0.25%-3.75%, 12/31/15-02/15/44)	0.05%	03/03/14	100,000,417	100,000,000
Citigroup Global Markets Inc., Agreement dated 02/28/14, maturing value of $500,002,083 (collateralized by U.S. Treasury obligations valued at $510,000,001; 0%-4.25%, 04/15/14-05/15/43)	0.05%	03/03/14	500,002,083	500,000,000
Citigroup Global Markets Inc., Open agreement dated 02/03/14 (collateralized by U.S. Treasury obligations valued at $510,000,011; 0%-6.00%, 05/22/14-02/15/29)(d)	0.03%	—	—	500,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 02/28/14, aggregate maturing value of $750,003,125 (collateralized by U.S. Treasury obligations valued at $765,000,004; 0.63%-10.63%, 08/15/15-02/15/43)	0.05%	03/03/14	52,544,143	52,543,924
Deutsche Bank Securities Inc., Term agreement dated 01/06/14, maturing value of $500,075,833 (collateralized by U.S. Treasury obligations valued at $510,000,001; 0%-8.50%, 06/26/14-08/15/39)(c)	0.06%	04/07/14	500,075,833	500,000,000
Federal Reserve Bank of New York, Agreement dated 02/28/14, maturing value of $900,003,750 (collateralized by U.S. Treasury obligations valued at $900,003,859; 3.00%-3.88%, 05/15/18-05/15/42)	0.05%	03/03/14	900,003,750	900,000,000
Goldman, Sachs & Co., Joint term agreement dated 02/18/14, aggregate maturing value of $1,100,045,833 (collateralized by U.S. Treasury obligations valued at $1,122,000,012; 0.13%-2.38%, 04/15/16-01/15/26)(c)	0.05%	03/20/14	750,031,250	750,000,000
HSBC Securities (USA) Inc., Agreement dated 02/28/14, maturing value of $200,000,833 (collateralized by U.S. Treasury obligations valued at $204,000,987; 1.38%-8.00%, 12/31/14-11/15/21)	0.05%	03/03/14	200,000,833	200,000,000
HSBC Securities (USA) Inc., Joint term agreement dated 02/25/14, aggregate maturing value of $1,000,007,778 (collateralized by U.S. Treasury obligations valued at $1,020,001,335; 0.25%-5.13%, 06/30/14-11/15/43)(c)	0.04%	03/04/14	650,005,056	650,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Agreement dated 02/28/14, maturing value $95,284,622 (collateralized by U.S. Treasury obligation valued at $97,190,064; 1.00%, 09/30/19)	0.04%	03/03/14	95,284,622	95,284,304
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/25/14, maturing value $600,003,500 (collateralized by U.S. Treasury obligations valued at $612,000,047; 0%-7.25%, 03/13/14-08/15/22)(c)	0.03%	03/04/14	600,003,500	600,000,000
Morgan Stanley, Agreement dated 02/28/14, maturing value $200,000,833 (collateralized by U.S. Treasury obligations valued at $204,000,009; 1.38%-4.13%, 05/15/15-05/15/18)	0.05%	03/03/14	200,000,833	200,000,000
RBC Capital Markets Corp., Term agreement dated 01/31/14, maturing value $750,093,750 (collateralized by U.S. Treasury obligations valued at $765,000,025; 0%-11.25%, 03/06/14-02/15/44)(c)	0.05%	05/01/14	750,093,750	750,000,000
Societe Generale, Agreement dated 02/28/14, maturing value of $494,002,058 (collateralized by U.S. Treasury obligation valued at $503,880,009; 1.25%, 07/15/20)	0.05%	03/03/14	494,002,058	494,000,000
Wells Fargo Securities, LLC, Agreement dated 02/28/14, maturing value $325,001,354 (collateralized by U.S. Treasury obligations valued at $331,500,040; 0%-8.75%, 04/15/14-11/15/43)	0.05%	03/03/14	325,001,354	325,000,000
Total Repurchase Agreements (Cost $8,410,828,228)				8,410,828,228
TOTAL INVESTMENTS(e)–99.97% (Cost $18,848,099,608)				18,848,099,608
OTHER ASSETS LESS LIABILITIES–0.03%				6,583,194
NET ASSETS–100.00%				$18,854,682,802

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Short-Term Investments Trust

Treasury Portfolio

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Principal amount equals value at period end. See Note 1I.
(c)	The Fund may demand payment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(d)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(e)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/14

1-7	43.0%
8-30	0.0
31-60	29.4
61-90	17.5
91-180	10.1
181+	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Short-Term Investments Trust

Schedule of Investments

February 28, 2014

(Unaudited)

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–48.97%
Federal Farm Credit Bank (FFCB)–5.67%
Unsec. Disc. Notes(a)	0.10%	05/02/14	$25,000	$24,995,695
Unsec. Disc. Notes(a)	0.08%	06/03/14	50,000	49,989,556
Unsec. Disc. Notes(a)	0.13%	07/23/14	20,000	19,989,600
Unsec. Disc. Notes(a)	0.14%	07/25/14	49,000	48,972,179
Unsec. Disc. Notes(a)	0.14%	08/20/14	60,000	59,959,867
Unsec. Notes(b)	0.08%	09/16/14	50,000	49,994,480
Unsec. Notes(b)	0.09%	10/28/14	25,000	24,998,305
Unsec. Notes(b)	0.11%	11/24/14	25,000	25,001,005
Unsec. Notes(b)	0.13%	01/13/15	70,000	69,993,901
				373,894,588

Federal Home Loan Bank (FHLB)–29.41%
Unsec. Bonds	0.13%	04/11/14	50,000	49,997,487
Unsec. Bonds	0.14%	05/22/14	75,000	75,000,159
Unsec. Bonds	0.15%	10/09/14	50,000	49,998,734
Unsec. Bonds	0.13%	10/30/14	50,000	49,992,787
Unsec. Disc. Notes(a)	0.09%	04/02/14	122,850	122,840,718
Unsec. Disc. Notes(a)	0.09%	04/04/14	75,000	74,993,625
Unsec. Disc. Notes(a)	0.10%	04/04/14	135,000	134,987,420
Unsec. Disc. Notes(a)	0.09%	04/09/14	50,000	49,995,125
Unsec. Disc. Notes(a)	0.11%	04/09/14	75,000	74,991,469
Unsec. Disc. Notes(a)	0.09%	04/11/14	86,578	86,569,126
Unsec. Disc. Notes(a)	0.11%	04/11/14	60,500	60,492,765
Unsec. Disc. Notes(a)	0.07%	04/25/14	50,000	49,994,653
Unsec. Disc. Notes(a)	0.08%	04/30/14	75,000	74,990,625
Unsec. Disc. Notes(a)	0.10%	05/02/14	50,000	49,991,389
Unsec. Disc. Notes(a)	0.12%	07/02/14	75,000	74,969,250
Unsec. Disc. Notes(a)	0.13%	07/07/14	50,000	49,976,889
Unsec. Disc. Notes(a)	0.11%	08/01/14	56,280	56,254,885
Unsec. Global Bonds	0.06%	04/02/14	70,000	69,998,249
Unsec. Global Notes(b)	0.14%	04/04/14	80,000	79,998,865
Unsec. Global Notes(b)	0.10%	04/25/14	125,000	125,000,841
Unsec. Global Notes(b)	0.09%	04/28/14	60,000	60,000,000
Unsec. Global Notes(b)	0.10%	05/01/14	75,000	75,000,099
Unsec. Global Notes(b)	0.11%	05/27/14	39,500	39,502,099
Unsec. Global Notes(b)	0.14%	06/16/14	50,000	50,000,000
Unsec. Global Notes(b)	0.10%	08/12/14	80,000	80,000,000
Unsec. Global Notes(b)	0.20%	08/19/15	50,000	49,985,124
Unsec. Global Notes(b)	0.00%	09/08/15	75,000	74,982,848
Unsec. Notes(b)	0.11%	10/22/14	50,000	50,000,000
				1,940,505,231

Federal Home Loan Mortgage Corp. (FHLMC)–9.00%
Unsec. Disc. Notes(a)	0.05%	04/14/14	74,616	74,611,440
Unsec. Disc. Notes(a)	0.11%	04/14/14	75,000	74,990,375

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Mortgage Corp. (FHLMC)–(continued)
Unsec. Disc. Notes(a)	0.10%	04/21/14	$75,000	$74,989,375
Unsec. Disc. Notes(a)	0.09%	04/28/14	50,000	49,992,508
Unsec. Disc. Notes(a)	0.11%	05/22/14	65,000	64,983,714
Unsec. Disc. Notes(a)	0.09%	06/18/14	50,000	49,986,375
Unsec. Disc. Notes(a)	0.08%	07/14/14	55,000	54,983,294
Unsec. Disc. Notes(a)	0.15%	10/06/14	50,000	49,953,158
Unsec. Disc. Notes(a)	0.17%	01/06/15	50,000	49,926,570
Unsec. Global Bonds	0.75%	11/25/14	49,427	49,644,799
				594,061,608

Federal National Mortgage Association (FNMA)–3.57%
Unsec. Disc. Notes(a)	0.12%	09/15/14	50,000	49,967,000
Unsec. Disc. Notes(a)	0.12%	09/16/14	50,000	49,966,833
Unsec. Global Bonds	0.88%	08/28/14	75,000	75,279,824
Unsec. Global Notes(b)	0.13%	06/20/14	60,398	60,407,932
				235,621,589

Overseas Private Investment Corp. (OPIC)–1.32%
Gtd. VRD COP Bonds(c)	0.12%	07/15/25	37,000	37,000,000
Gtd. VRD COP Bonds(c)	0.12%	07/09/26	50,000	50,000,000
				87,000,000
Total U.S. Government Sponsored Agency Securities (Cost $3,231,083,016)				3,231,083,016
TOTAL INVESTMENTS (excluding Repurchase Agreements)—48.97% (Cost $3,231,083,016)				3,231,083,016

			Repurchase Amount
Repurchase Agreements–52.17%(d)
Barclays Capital Inc., Joint term agreement dated 02/28/14, aggregate maturing value $400,003,889 (collateralized by U.S. Government sponsored agency obligations valued at $408,001,043; 0%-4.70%, 10/09/19-07/15/33)(e)	0.05%	03/07/14	300,002,917	300,000,000
BMO Capital Markets Corp., Joint agreement date 02/28/14, aggregate maturing value of $250,001,250 (collateralized by U.S. Government sponsored & U.S. Treasury obligations valued at $255,000,583; 0%-10.70%, 03/13/14-11/15/43)	0.06%	03/03/14	100,000,500	100,000,000
BNP Paribas Securities Corp., Term agreement dated 02/12/14, maturing value $300,011,667 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,747; 0%-6.75%, 04/23/14-06/22/35)(e)	0.04%	03/19/14	300,011,667	300,000,000
Citigroup Global Markets Inc., Joint agreement dated 02/28/14, aggregate maturing value $250,001,250 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $255,000,001; 0%-6.24%, 04/15/14-07/15/45)	0.06%	03/03/14	200,001,000	200,000,000
Citigroup Global Markets Inc., Joint open agreement dated 02/03/14 (collateralized by U.S. Treasury obligations valued at $255,000,099; 0.25%-9.88%, 11/30/14-07/15/23)(f)	0.04%	—	—	200,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 02/28/14, aggregate maturing value of $750,003,125 (collateralized by U.S. Treasury obligations valued at $765,000,004; 0.63%-10.63%, 08/15/15-02/15/43)	0.05%	03/03/14	142,211,497	142,210,904
Deutsche Bank Securities Inc., Joint agreement dated 02/28/14, aggregate maturing value of $400,001,667 (collateralized by U.S. Treasury obligations valued at $408,000,017; 0.13%-3.88%, 08/31/14-08/15/40)	0.05%	03/03/14	200,000,834	200,000,000
Deutsche Bank Securities Inc., Joint term agreement dated 01/06/14, aggregate maturing value of $350,061,931 (collateralized by U.S. Government sponsored agency obligations valued at $357,000,315; 0%-9.80%, 04/11/14-04/17/36)(e)	0.07%	04/07/14	300,053,084	300,000,000
Federal Reserve Bank of New York, Agreement dated 02/28/14, maturing value of $600,002,500 (collateralized by U.S. Treasury obligation valued at $600,002,553; 3.88%, 05/15/18)	0.05%	03/03/14	600,002,500	600,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Goldman, Sachs & Co., Joint term agreement dated 02/28/14, aggregate maturing value of $1,100,045,833 (collateralized by U.S. Treasury obligations valued at $1,122,000,012; 0.13%-2.38%, 04/15/16-01/15/26)(e)	0.05%	03/20/14	$300,012,500	$300,000,000
HSBC Securities (USA) Inc., Joint term agreement dated 02/25/14, aggregate maturing value of $1,000,007,778 (collateralized by U.S. Treasury obligations valued at $1,020,001,335; 0.25%-5.13%, 06/30/14-11/15/43)(e)	0.04%	03/04/14	300,002,333	300,000,000
ING Financial Markets, LLC, Agreement dated 02/28/14, maturing value $200,000,833 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $204,004,361; 0.00%-6.38%, 03/14/14-02/15/44)	0.05%	03/03/14	200,000,833	200,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Joint term agreement dated 02/25/14, aggregate maturing value $350,002,042 (collateralized by U.S. Government sponsored & U.S. Treasury obligations valued at $357,000,016; 0.00%-6.25%, 03/15/14-09/15/39)(e)	0.03%	03/04/14	300,001,750	300,000,000
Total Repurchase Agreements (Cost $3,442,210,904)				3,442,210,904
TOTAL INVESTMENTS(g)–101.14% (Cost $6,673,293,920)				6,673,293,920
OTHER ASSETS LESS LIABILITIES–(1.14)%				(75,354,897)
NET ASSETS–100.00%				$6,597,939,023

Investment Abbreviations:

COP	– Certificates of Participation
Disc.	– Discounted
Gtd.	– Guaranteed
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2014.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2014.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(g)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/14

1-7	52.9%
8-30	0.0
31-60	19.7
61-90	6.1
91-180	9.8
181+	11.5

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Short-Term Investments Trust

Schedule of Investments

February 28, 2014

(Unaudited)

Government TaxAdvantage Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–92.24%
Federal Farm Credit Bank (FFCB)–39.09%
Disc. Notes(a)	0.08%	04/01/14	$5,000	$4,999,655
Disc. Notes(a)	0.11%	07/14/14	10,000	9,995,875
Disc. Notes(a)	0.07%	07/10/14	10,000	9,997,453
Disc. Notes(a)	0.13%	07/23/14	5,000	4,997,400
Unsec. Bonds(b)	0.10%	04/17/14	11,300	11,300,633
Unsec. Disc. Notes(a)	0.01%	03/03/14	50,065	50,064,624
Unsec. Notes(b)	0.13%	01/13/15	10,000	9,999,129
				101,354,769

Federal Home Loan Bank (FHLB)–33.86%
Unsec. Disc. Notes(a)	0.10%	04/09/14	5,400	5,399,415
Unsec. Disc. Notes(a)	0.10%	04/16/14	7,200	7,199,126
Unsec. Disc. Notes(a)	0.10%	05/02/14	5,000	4,999,139
Unsec. Disc. Notes(a)	0.10%	05/07/14	5,000	4,999,042
Unsec. Disc. Notes(a)	0.11%	05/14/14	5,000	4,998,869
Unsec. Disc. Notes(a)	0.11%	05/16/14	5,200	5,198,792
Unsec. Disc. Notes(a)	0.07%	05/21/14	10,000	9,998,425
Unsec. Disc. Notes(a)	0.12%	05/23/14	5,000	4,998,617
Unsec. Disc. Notes(a)	0.06%	05/30/14	10,000	9,998,475
Unsec. Disc. Notes(a)	0.13%	05/30/14	5,000	4,998,412
Unsec. Global Bonds	0.06%	03/20/14	15,000	14,999,879
Unsec. Global Bonds(b)	0.10%	04/25/14	10,000	10,000,000
				87,788,191

Tennessee Valley Authority (TVA)–19.29%
Sr. Unsec. Disc. Notes(a)	0.03%	03/06/14	50,000	49,999,827
Total U.S. Government Sponsored Agency Securities (Cost $239,142,787)				239,142,787

U.S. Treasury Notes–7.74%
U.S. Treasury Notes	0.25%	04/30/14	10,000	10,003,309
U.S. Treasury Notes	0.25%	06/30/14	5,000	5,002,917
U.S. Treasury Notes	2.38%	08/31/14	5,000	5,056,636
Total U.S. Treasury Securities (Cost $20,062,862)				20,062,862
TOTAL INVESTMENTS(c)–99.98% (Cost $259,205,649)				259,205,649
OTHER ASSETS LESS LIABILITIES–0.02%				42,773
NET ASSETS–100.00%				$259,248,422

Investment Abbreviations:

Disc.	– Discounted
Sr.	– Senior
Unsec.	– Unsecured

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Short-Term Investments Trust

Government TaxAdvantage Portfolio

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2014.
(c)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/28/14

1-7	38.6%
8-30	5.8
31-60	15.0
61-90	17.4
91-180	17.4
181+	5.8

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Short-Term Investments Trust

Schedule of Investments

February 28, 2014

(Unaudited)

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–99.69%
Alabama–0.39%
Tuscaloosa (County of) Industrial Development Authority (Hunt Refining Co.); Series 2011 J, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.04%	04/01/28	$3,000	$3,000,000

Arizona–2.10%
Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.06%	12/01/37	12,935	12,935,000
Sierra Vista (City of) Industrial Development Authority (Mountain Steppes Apartments); Series 2001A, Ref. VRD MFH RB (CEP–FNMA)(a)	0.03%	06/15/31	3,345	3,345,000
				16,280,000

California–0.26%
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009 C, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.02%	11/01/38	2,000	2,000,000

Colorado–3.26%
Colorado (State of) Educational & Cultural Facilities Authority (Caldwell Academy); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.04%	06/01/33	8,285	8,285,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.14%	07/01/34	1,825	1,825,000
Colorado (State of) Housing & Finance Authority (Winridge Apartments); Series 1998, Ref. VRD MFH RB (CEP–FNMA)(a)	0.04%	02/15/28	2,000	2,000,000
Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.16%	03/01/17	7,100	7,100,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)	0.04%	07/01/21	4,090	4,090,000
Pueblo (County of) (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	12/01/23	2,010	2,010,000
				25,310,000

District of Columbia–0.31%
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.20%	01/01/29	2,400	2,400,000

Florida–2.45%
JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB(a)(d)(e)	0.05%	04/01/17	2,275	2,275,000
Marion (County of) Housing Finance Authority (Paddock Park Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.03%	10/15/32	1,125	1,125,000
Orlando & Orange (Counties of) Expressway Authority; Subseries 2008 B-1, Ref. VRD RB (LOC–Bank of Montreal)(a)(b)(c)	0.03%	07/01/40	15,600	15,600,000
				19,000,000

Georgia–0.53%
Gwinnett (County of) Housing Authority (The Greens Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)	0.05%	06/15/25	4,100	4,100,000

Illinois–8.73%
Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.03%	03/01/30	14,845	14,845,000
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris N.A.)(a)(b)	0.03%	02/01/42	12,400	12,400,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.04%	01/01/16	190	190,000
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club and Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.14%	08/01/30	4,700	4,700,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Newberry Library); Series 1988, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.04%	03/01/28	$800	$800,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008-B, VRD RB(a)	0.03%	12/01/46	5,700	5,700,000
Illinois (State of) Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.06%	03/01/22	5,000	5,000,000
Illinois (State of) Finance Authority (St. Ignatius College Prep.); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.04%	06/01/32	1,500	1,500,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.04%	01/01/37	5,820	5,820,000
Illinois (State of) Finance Authority (Uhlich Children’s Advantage); Series 2006, VRD RB (LOC–U.S. Bank N.A.)(a)(b)	0.06%	05/01/36	4,605	4,605,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–BMO Harris N.A.)(a)(b)	0.06%	10/01/33	4,000	4,000,000
University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.04%	01/15/22	8,120	8,120,000
				67,680,000

Indiana–5.54%
Fort Wayne (City of) (University of Saint Francis); Series 2008, VRD Economic Development RB (LOC–JPMorgan Chase Bank N.A.)(a)(b)	0.05%	08/01/28	1,600	1,600,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.14%	08/01/37	2,300	2,300,000
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 C, VRD Midwestern Disaster Relief RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.03%	06/01/40	5,100	5,100,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group); Series 2008 I, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.03%	11/01/37	18,260	18,260,000
Indiana (State of) Health Facility Financing Authority (Stone Belt Arc, Inc.); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.14%	02/01/25	1,655	1,655,000
Indianapolis (City of) (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)(a)	0.04%	05/15/38	14,000	14,000,000
				42,915,000

Iowa–0.79%
Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)(a)	0.04%	05/01/31	2,000	2,000,000
Iowa (State of) Higher Education Loan Authority (Private Education Working Capital Loan Program-Morningside College); Series 2013 C, RAN (LOC–U.S. Bank N.A.)(b)	2.00%	05/15/14	2,000	2,007,170
Polk (County of); Series 2013 B, Unlimited Tax GO Bonds	2.25%	06/01/14	2,095	2,105,553
				6,112,723

Kansas–1.42%
Kansas (State of) Development Finance Authority (Chesapeake Apartments JV GP LLC); Series 2000 M, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.03%	07/01/30	5,500	5,500,000
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)(d)	0.03%	03/01/31	3,500	3,500,000
Wichita (City of); Series 2011 D, Ref. Unlimited Tax GO Bonds	4.00%	09/01/14	2,000	2,038,146
				11,038,146

Kentucky–3.20%
Warren (County of) (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.05%	06/01/30	24,800	24,800,000

Maryland–2.02%
Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	07/01/32	4,760	4,760,000
Maryland (State of) Health & Higher Educational Facilities Authority (The Chimes, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	07/01/33	4,845	4,845,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–(continued)
Montgomery (County of); Series 2006 A, Consolidated Public Improvement Unlimited Tax GO Bonds	5.00%	05/01/14	$6,000	$6,048,007
				15,653,007

Massachusetts–1.45%
University of Massachusetts Building Authority; Series 2013 B-1,Commercial Paper Notes	0.10%	04/03/14	11,250	11,250,000

Michigan–5.82%
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-2, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.04%	10/15/30	14,715	14,715,000
Michigan (State of) State Building Authority (Facilities Program); Series 2007 I, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.03%	10/15/42	20,285	20,285,000
Southfield (City of) Economic Development Corp. (Lawrence Technological University); Series 2000, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.04%	02/01/35	4,215	4,215,000
West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.05%	04/01/22	5,935	5,935,000
				45,150,000

Minnesota–1.84%
Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.04%	04/01/37	5,835	5,835,000
St. Paul (City of) Port Authority; Series 2014-1, Ref. Unlimited Tax GO Bonds	2.00%	03/01/15	750	763,328
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, LP); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.04%	10/01/33	7,675	7,675,000
				14,273,328

Mississippi–0.13%
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone IDR(a)	0.04%	12/01/30	1,000	1,000,000

Missouri–4.34%
Independence (City of) Industrial Development Authority (The Groves & Graceland College Nursing Arts Center); Series 1997 A, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.20%	11/01/27	1,725	1,725,000
St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.06%	12/01/27	14,500	14,500,000
St. Joseph (City of), Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(a)(b)(c)	0.04%	11/15/43	17,400	17,400,000
				33,625,000

New Hampshire–2.70%
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.04%	01/01/18	6,000	6,000,000
New Hampshire (State of) Health & Education Facilities Authority (Exeter Hospital Obligated Group); Series 2003, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.03%	10/01/33	14,030	14,030,000
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.03%	09/01/37	900	900,000
				20,930,000

New Jersey–1.55%
New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.04%	01/01/24	12,000	12,000,000

New York–1.61%
Metropolitan Transportation Authority; Subseries 2008 A-2, Ref. VRD RB (LOC–Bank of Tokyo Mitsubishi UFJ, Ltd. (The))(a)(b)(c)	0.03%	11/01/31	3,455	3,455,000
New York (State of) Housing Finance Agency (Clinton Park Housing); Series 2010 A, VRD RB (CEP–FHLMC)(a)	0.03%	11/01/44	8,000	8,000,000
New York (State of) Housing Finance Agency (Maestro West Chelsea Housing); Series 2013 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.03%	11/01/47	1,000	1,000,000
				12,455,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–6.04%
Cambridge (City of) (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC–PNC Bank, N.A.)(a)(b)	0.04%	12/01/21	$8,030	$8,030,000
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(a)(b)	0.04%	11/01/40	5,000	5,000,000
Cleveland (City of) & Cuyahoga (County of) Port Authority (Carnegie/89th Garage & Service Center, LLC); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.04%	01/01/37	33,780	33,780,000
				46,810,000

Oregon–0.99%
Clackamas (County of) Hospital Facility Authority (Legacy Health System); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	06/01/37	7,700	7,700,000

Pennsylvania–13.65%
Beaver (County of) Industrial Development Authority (Metropolitan Edison Co.); Series 2005 A, Ref. VRD PCR (LOC–Bank of Nova Scotia)(a)(b)(c)	0.04%	07/15/21	8,500	8,500,000
Emmaus (City of) General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	03/01/30	10,000	10,000,000
Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Sr. Health & Housing Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.06%	09/01/18	2,025	2,025,000
Lancaster (County of) Industrial Development Authority (Willow Valley Retirement Community); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	12/01/39	10,000	10,000,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.05%	10/15/25	7,080	7,080,000
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds Bank PLC)(a)(b)(c)	0.05%	07/01/38	36,005	36,005,000
Pennsylvania (State of) Economic Development Financing Authority (Moosic Realty Partners, L.P.); Series 2010 A-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.05%	04/01/20	1,700	1,700,000
Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC–Barclays Bank PLC)(a)(b)(c)	0.03%	12/01/38	18,450	18,450,000
Quakertown (Borough of) General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.04%	07/01/26	5,270	5,270,000
Westmoreland (County of) Industrial Development Authority (Greensburg Thermal, LLC); Series 2005 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.05%	12/01/24	6,750	6,750,000
				105,780,000

Rhode Island–3.22%
Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 B, VRD Hospital Financing RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.06%	09/01/37	24,945	24,945,000

South Carolina–4.16%
South Carolina (State of) Jobs-Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.03%	11/01/32	32,235	32,235,000

Tennessee–1.99%
Hamilton (County of); Series 2013 A, Unlimited Tax GO Bonds	3.00%	03/01/14	4,045	4,045,206
Jackson (City of) Health, Educational & Housing Facility Board (Post House North Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.03%	05/15/31	1,375	1,375,000
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Vanderbilt University); Series 2013 A, Commercial Paper Notes	0.17%	04/03/14	10,000	10,000,000
				15,420,206

Texas–6.03%
Houston (City of);
Series 2013 G-2, GO Commercial Paper Notes(c)	0.12%	04/08/14	7,000	7,000,000
Series 2014 H-2, Commercial Paper Notes	0.07%	03/18/14	9,800	9,800,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Spring Independent School District; Series 2013, Ref. Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	2.00%	08/15/14	$2,530	$2,550,561
Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)(a)	0.05%	02/15/27	6,460	6,460,000
Texas (State of); Series 2013, TRAN	2.00%	08/28/14	20,750	20,934,604
				46,745,165

Utah–0.40%
Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.08%	04/01/42	3,125	3,125,000

Vermont–1.97%
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.03%	09/01/38	15,300	15,300,000

Virginia–4.11%
Capital Beltway Funding Corp. of Virginia (I-495 Hot Lanes); Series 2010 C, Ref. VRD Sr. Lien Multi-Modal Toll RB (LOC–National Australia Bank)(a)(b)(c)	0.02%	12/31/47	12,400	12,400,000
Harrisonburg (City of) Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.06%	08/01/32	7,800	7,800,000
Prince William (County of); Series 2013, Public Improvement Unlimited Tax GO Bonds	5.00%	08/01/14	1,235	1,259,740
Roanoke (City of); Series 2004 B, Public Improvement Unlimited Tax GO Bonds(f)(g)	5.00%	02/01/15	1,750	1,842,962
Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.09%	12/01/19	560	560,000
Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.04%	08/01/35	8,000	8,000,000
				31,862,702

Washington–1.03%
Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.04%	07/01/44	8,000	8,000,000

West Virginia–0.83%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.03%	01/01/34	6,400	6,400,000

Wisconsin–4.13%
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital, Inc. Obligated Group); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.04%	08/15/34	27,200	27,200,000
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.05%	06/01/37	4,475	4,475,000
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 1999, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)(d)	0.21%	07/01/14	375	375,000
				32,050,000

Wyoming–0.70%
Converse (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.04%	11/01/24	5,460	5,460,000
TOTAL INVESTMENTS(h)(i)–99.69% (Cost $772,805,277)				772,805,277
OTHER ASSETS LESS LIABILITIES–0.31%				2,394,320
NET ASSETS–100.00%				$775,199,597

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds

LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
PUTTERs	– Putable Tax-Exempt Receipts
RAN	– Revenue Anticipation Notes

RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2014.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 7.0%; Canada: 6.4%; other countries less than 5% each: 2.9%.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2014 was $18,250,000, which represented 2.35% of the Fund’s Net Assets.
(e)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations.
(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)	Also represents cost for federal income tax purposes.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
JPMorgan Chase Bank, N.A.	23.7%
Wells Fargo Bank, N.A.	8.5
U.S. Bank, N.A.	8.5
PNC Bank, N.A.	8.1
TD Bank, N.A.	8.1
Federal Home Loan Mortgage Corp.	7.4
Bank of Montreal	5.9

Portfolio Composition by Maturity

In days, as of 02/28/14

1-7	89.9%
8-30	1.3
31-60	3.7
61-90	1.1
91-180	0.8
181+	3.2

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36                         Short-Term Investments Trust

Statement of Assets and Liabilities

February 28, 2014

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Assets:
Investments, at value and cost	$17,208,197,373	$2,157,729,841	$10,437,271,380	$3,231,083,016	$259,205,649	$772,805,277
Repurchase agreements, at value and cost	3,633,854,811	1,047,505,975	8,410,828,228	3,442,210,904	—	—
Total investments, at value and cost	20,842,052,184	3,205,235,816	18,848,099,608	6,673,293,920	259,205,649	772,805,277
Cash	14,567	—	—	8,891	—	502,241
Receivable for:
Investments sold	1,715,013	640,000	—	—	—	2,235,039
Interest	3,232,010	566,046	7,580,179	320,646	16,982	477,851
Fund expenses absorbed	310,860	186,601	1,219,597	533,482	79,580	75,639
Investment for trustee deferred compensation and retirement plans	3,494,259	1,018,719	2,047,364	925,065	132,984	363,179
Other assets	82,958	172,398	120,334	42,679	35,283	50,945
Total assets	20,850,901,851	3,207,819,580	18,859,067,082	6,675,124,683	259,470,478	776,510,171

Liabilities:
Payable for:
Investments purchased	—	—	—	74,982,848	—	763,328
Dividends	971,737	98,354	200,589	106,559	6,830	22,390
Accrued fees to affiliates	705,579	232,751	1,483,586	602,993	21,616	62,168
Accrued trustees’ and officer’s fees and benefits	40,145	7,966	5,311	13,162	5,238	4,122
Accrued operating expenses	159,539	49,336	160,421	332,661	32,879	23,088
Trustee deferred compensation and retirement plans	4,301,809	1,226,628	2,534,373	1,147,437	155,493	435,478
Total liabilities	6,178,809	1,615,035	4,384,280	77,185,660	222,056	1,310,574
Net assets applicable to shares outstanding	$20,844,723,042	$3,206,204,545	$18,854,682,802	$6,597,939,023	$259,248,422	$775,199,597

Net assets consist of:
Shares of beneficial interest	$20,842,364,700	$3,205,014,521	$18,854,521,825	$6,597,805,234	$259,250,523	$775,312,101
Undistributed net investment income	2,468,855	1,134,859	131,252	133,789	11,260	(50,202)
Undistributed net realized gain (loss)	(110,513)	55,165	29,725	—	(13,361)	(62,302)
	$20,844,723,042	$3,206,204,545	$18,854,682,802	$6,597,939,023	$259,248,422	$775,199,597

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37                         Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

February 28, 2014

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Net Assets:
Institutional Class	$18,807,727,591	$2,129,202,318	$7,511,449,906	$4,082,098,132	$132,598,133	$530,228,982
Private Investment Class	$340,521,499	$160,119,049	$583,948,587	$358,345,706	$18,892,539	$35,209,114
Personal Investment Class	$120,162,638	$112,525,618	$141,167,432	$44,843,961	$4,379,126	$3,984,860
Cash Management Class	$463,921,425	$521,858,552	$8,367,377,600	$736,010,487	$75,869,300	$110,038,406
Reserve Class	$126,824,896	$19,542,073	$128,031,308	$289,667,254	$997,994	$31,410,757
Resource Class	$53,209,262	$69,928,470	$358,618,305	$97,685,490	$4,099,196	$7,906,679
Corporate Class	$932,355,731	$193,028,465	$1,764,089,664	$989,287,993	$22,412,134	$56,420,799

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	18,805,581,450	2,129,194,492	7,511,164,208	4,082,045,571	132,587,438	530,214,473
Private Investment Class	340,482,246	160,118,389	583,926,596	358,341,160	18,891,362	35,208,145
Personal Investment Class	120,148,742	112,525,245	141,161,808	44,843,390	4,378,802	3,984,751
Cash Management Class	463,861,899	521,856,820	8,367,065,977	735,998,901	75,864,134	110,035,405
Reserve Class	126,810,592	19,541,998	128,026,575	289,663,522	997,923	31,409,911
Resource Class	53,204,198	69,928,246	358,604,741	97,683,960	4,098,905	7,906,464
Corporate Class	932,275,070	193,027,763	1,764,007,926	989,275,405	22,410,020	56,419,260
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38                         Short-Term Investments Trust

Statement of Operations

For the six months ended February 28, 2014

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$22,483,081	$2,102,042	$5,528,540	$2,485,433	$118,749	$320,988

Expenses:
Advisory fees	15,899,231	2,246,611	14,232,863	3,191,692	420,629	893,929
Administrative services fees	556,012	282,960	522,685	333,778	69,869	103,422
Custodian fees	309,639	48,068	281,673	95,030	8,873	12,708
Distribution fees:
Private Investment Class	809,665	463,829	1,377,151	901,337	57,226	105,328
Personal Investment Class	521,064	370,803	476,958	158,553	16,650	14,997
Cash Management Class	426,898	219,951	3,898,120	464,203	27,187	54,376
Reserve Class	723,922	81,239	611,580	1,397,812	5,803	143,312
Resource Class	84,019	32,980	397,308	129,378	4,886	7,971
Corporate Class	182,693	27,306	363,004	109,249	5,288	7,660
Transfer agent fees	953,954	134,797	843,096	287,252	21,519	36,410
Trustees’ and officers’ fees and benefits	606,352	87,698	488,688	190,862	37,163	32,616
Registration and filing fees	51,077	38,689	60,123	62,082	40,755	39,094
Other	345,865	80,860	278,053	120,488	52,432	46,915
Total expenses	21,470,391	4,115,791	23,831,302	7,441,716	768,280	1,498,738
Less: Fees waived	(6,042,048)	(2,718,584)	(20,103,450)	(5,777,224)	(727,132)	(1,396,934)
Net expenses	15,428,343	1,397,207	3,727,852	1,664,492	41,148	101,804
Net investment income	7,054,738	704,835	1,800,688	820,941	77,601	219,184

Realized and unrealized gain (loss) from:
Net realized gain (loss) from Investment securities	41,132	1,227	29,725	—	(24,544)	15,876
Net increase in net assets resulting from operations	$7,095,870	$706,062	$1,830,413	$820,941	$53,057	$235,060

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39                         Short-Term Investments Trust

Statement of Changes in Net Assets

For the six months ended February 28, 2014 and the year ended August 31, 2013

(Unaudited)

	Liquid Assets Portfolio		STIC Prime Portfolio
	February 28, 2014	August 31, 2013	February 28, 2014	August 31, 2013
Operations:
Net investment income	$7,054,738	$24,289,135	$704,835	$2,462,795
Net realized gain	41,132	215,041	1,227	53,938
Net increase in net assets resulting from operations	7,095,870	24,504,176	706,062	2,516,733

Distributions to shareholders from net investment income:
Institutional Class	(6,638,985)	(21,918,580)	(480,886)	(1,451,843)
Private Investment Class	(32,505)	(70,203)	(44,109)	(84,504)
Personal Investment Class	(13,946)	(21,838)	(22,810)	(55,281)
Cash Management Class	(85,690)	(409,336)	(101,582)	(233,107)
Reserve Class	(14,532)	(25,476)	(3,701)	(8,350)
Resource Class	(8,433)	(19,237)	(7,358)	(24,454)
Corporate Class	(260,647)	(1,722,822)	(44,389)	(136,017)
Total distributions from net investment income	(7,054,738)	(24,187,492)	(704,835)	(1,993,556)

Distributions to shareholders from net realized gains:
Institutional Class	—	—	—	—
Private Investment Class	—	—	—	—
Personal Investment Class	—	—	—	—
Cash Management Class	—	—	—	—
Reserve Class	—	—	—	—
Resource Class	—	—	—	—
Corporate Class	—	—	—	—
Total distributions from net realized gains	—	—	—	—

Share transactions–net:
Institutional Class	125,596,860	2,629,835,972	116,684,906	(325,501,333)
Private Investment Class	(29,533,068)	(2,391,762)	(6,493,192)	6,780,235
Personal Investment Class	(35,864,661)	53,394,290	13,613,032	26,547,642
Cash Management Class	(280,354,194)	(41,391,219)	70,668,327	92,814,318
Reserve Class	(49,000,118)	78,585,760	3,287,762	(137,115)
Resource Class	(15,598,052)	(72,249,334)	42,917,564	(27,421,643)
Corporate Class	(564,159,226)	(440,549,241)	124,506,083	(28,118,507)
Net increase (decrease) in net assets resulting from share transactions	(848,912,459)	2,205,234,466	365,184,482	(255,036,403)
Net increase (decrease) in net assets	(848,871,327)	2,205,551,150	365,185,709	(254,513,226)

Net assets:
Beginning of year	21,693,594,369	19,488,043,219	2,841,018,836	3,095,532,062
End of year*	$20,844,723,042	$21,693,594,369	$3,206,204,545	$2,841,018,836
* Includes accumulated undistributed net investment income	$2,468,855	$2,468,855	$1,134,859	$1,134,859

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40                         Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 28, 2014 and the year ended August 31, 2013

(Unaudited)

	Treasury Portfolio		Government & Agency Portfolio
	February 28, 2014	August 31, 2013	February 28, 2014	August 31, 2013
Operations:
Net investment income	$1,800,688	$3,523,565	$820,941	$1,462,358
Net realized gain	29,725	91,160	—	3,505
Net increase in net assets resulting from operations	1,830,413	3,614,725	820,941	1,465,863

Distributions to shareholders from net investment income:
Institutional Class	(718,873)	(1,544,193)	(502,895)	(980,573)
Private Investment Class	(52,225)	(150,556)	(46,498)	(80,213)
Personal Investment Class	(12,002)	(26,315)	(5,448)	(5,433)
Cash Management Class	(737,286)	(1,230,057)	(120,363)	(189,876)
Reserve Class	(11,491)	(10,903)	(36,208)	(51,231)
Resource Class	(37,854)	(66,710)	(16,717)	(28,610)
Corporate Class	(230,889)	(494,831)	(92,812)	(126,422)
Total distributions from net investment income	(1,800,620)	(3,523,565)	(820,941)	(1,462,358)

Distributions to shareholders from net realized gains:
Institutional Class	—	(274,461)	—	(330,774)
Private Investment Class	—	(27,128)	—	(29,531)
Personal Investment Class	—	(5,148)	—	(1,246)
Cash Management Class	—	(223,987)	—	(56,892)
Reserve Class	—	(2,336)	—	(22,806)
Resource Class	—	(12,977)	—	(11,617)
Corporate Class	—	(78,414)	—	(39,560)
Total distributions from net realized gains	—	(624,451)	—	(492,426)

Share transactions–net:
Institutional Class	90,028,375	407,062,365	(357,399,576)	667,341,526
Private Investment Class	931,318	(225,028,325)	(37,227)	(23,579,784)
Personal Investment Class	9,287,558	5,043,390	(3,855,796)	35,144,911
Cash Management Class	2,140,475,580	1,297,688,447	101,011,596	(38,517,720)
Reserve Class	21,798,867	81,040,702	496,023	24,882,972
Resource Class	30,222,443	52,057,764	(46,651,636)	(6,562,776)
Corporate Class	(1,073,043,424)	834,384,980	153,741,087	330,553,912
Net increase (decrease) in net assets resulting from share transactions	1,219,700,717	2,452,249,323	(152,695,529)	989,263,041
Net increase (decrease) in net assets	1,219,730,510	2,451,716,032	(152,695,529)	988,774,120

Net assets:
Beginning of year	17,634,952,292	15,183,236,260	6,750,634,552	5,761,860,432
End of year*	$18,854,682,802	$17,634,952,292	$6,597,939,023	$6,750,634,552
* Includes accumulated undistributed net investment income	$131,252	$131,184	$133,789	$133,789

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41                         Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 28, 2014 and the year ended August 31, 2013

(Unaudited)

	Government TaxAdvantage Portfolio		Tax-Free Cash Reserve Portfolio
	February 28, 2014	August 31, 2013	February 28, 2014	August 31, 2013
Operations:
Net investment income	$77,601	$242,310	$219,184	$448,801
Net realized gain (loss)	(24,544)	11,183	15,876	394
Net increase in net assets resulting from operations	53,057	253,493	235,060	449,195

Distributions to shareholders from net investment income:
Institutional Class	(50,762)	(222,382)	(149,005)	(309,956)
Private Investment Class	(4,663)	(7,591)	(11,625)	(35,465)
Personal Investment Class	(846)	(1,060)	(1,127)	(1,620)
Cash Management Class	(11,553)	(7,170)	(31,049)	(52,352)
Reserve Class	(222)	(352)	(8,203)	(17,740)
Resource Class	(958)	(2,079)	(2,239)	(8,146)
Corporate Class	(8,597)	(1,676)	(15,936)	(23,522)
Total distributions from net investment income	(77,601)	(242,310)	(219,184)	(448,801)

Distributions to shareholders from net realized gains:
Institutional Class	—	—	—	—
Private Investment Class	—	—	—	—
Personal Investment Class	—	—	—	—
Cash Management Class	—	—	—	—
Reserve Class	—	—	—	—
Resource Class	—	—	—	—
Corporate Class	—	—	—	—
Total distributions from net realized gains	—	—	—	—

Share transactions–net:
Institutional Class	(611,948,973)	312,726,590	14,052,256	20,867,865
Private Investment Class	(1,143,447)	(18,411,857)	(17,237,548)	(43,381,875)
Personal Investment Class	(1,816,033)	1,649,254	(795,991)	2,034,576
Cash Management Class	44,313,264	(1,895,459)	2,110,446	31,418,445
Reserve Class	(297,754)	(53,450)	(1,393,881)	7,448,266
Resource Class	(1,091,677)	(6,726,597)	(388,852)	(20,059,037)
Corporate Class	22,400,002	4	24,969,394	4,129,646
Net increase (decrease) in net assets resulting from share transactions	(549,584,618)	287,288,485	21,315,824	2,457,886
Net increase (decrease) in net assets	(549,609,162)	287,299,668	21,331,700	2,458,280

Net assets:
Beginning of year	808,857,584	521,557,916	753,867,897	751,409,617
End of year*	$259,248,422	$808,857,584	$775,199,597	$753,867,897
* Includes accumulated undistributed net investment income	$11,260	$11,260	$(50,202)	$(50,202)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42                         Short-Term Investments Trust

Notes to Financial Statements

February 28, 2014

(Unaudited)

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide tax-exempt income consistent with the preservation of capital and liquidity for Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

The Funds invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

43                         Short-Term Investments Trust

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of nongovernment securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Liquid Assets Portfolio	0.15%	0.15%	0.15%
STIC Prime Portfolio	0.15%	0.15%	0.15%
Treasury Portfolio	0.15%	0.15%	0.15%
Government & Agency Portfolio	0.10%	0.10%	0.10%
Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%
Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

44                         Short-Term Investments Trust

The Adviser has contractually agreed, through at least December 31, 2014, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%
STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%
Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”).

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver arrangement, it will terminate on December 31, 2014. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

For the six months ended February 28, 2014, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

	Expense Limitation	Yield Support
Liquid Assets Portfolio	$3,881,747	$—
STIC Prime Portfolio	829,136	694,935
Treasury Portfolio	3,413,104	9,566,253
Government & Agency Portfolio	2,616,692	—
Government TaxAdvantage Portfolio	317,940	292,152
Tax-Free Cash Reserve Portfolio	195,197	868,093

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the six months ended February 28, 2014 are shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$401,441	$345,592	$116,870	$591,918	$62,174	N/A
STIC Prime Portfolio	278,000	271,781	175,287	70,652	26,341	$26,892
Treasury Portfolio	826,290	349,770	3,118,482	532,077	317,831	362,937
Government & Agency Portfolio	540,802	116,272	371,362	1,216,096	103,502	109,249
Government TaxAdvantage Portfolio	28,614	12,210	21,749	5,049	3,909	5,288
Tax-Free Cash Reserve Portfolio	52,664	10,998	43,501	124,682	6,377	7,660

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would

45                         Short-Term Investments Trust

constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

IDI has contractually agreed, through at least December 31, 2014, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Pursuant to the agreement above, for the six months ended February 28, 2014, IDI waived Plan fees of:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$323,866	$138,950	$85,380	$94,110	N/A	N/A
STIC Prime Portfolio	185,532	98,881	43,990	10,561	$6,596	N/A
Treasury Portfolio	550,860	127,189	779,624	79,505	79,461	$67
Government & Agency Portfolio	360,535	42,281	92,841	181,716	25,876	N/A
Government TaxAdvantage Portfolio	28,612	4,440	5,438	754	977	N/A
Tax-Free Cash Reserve Portfolio	52,664	3,999	10,875	18,630	1,594	N/A

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2014, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2014, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains/(Losses)
Liquid Assets Portfolio	$390,442,967	$402,442,872	$—
STIC Prime Portfolio	20,000,353	57,705,980	—
Tax-Free Cash Reserve Portfolio	380,437,639	280,879,723	—

46                         Short-Term Investments Trust

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds below had a capital loss carryforward as of August 31, 2013 which expires as follows:

	Short-Term					Long-Term	Total*
Fund	08/31/15	08/31/17	08/31/18	08/31/19	Not Subject to Expiration	Not Subject to Expiration
Liquid Assets Portfolio	$—	$—	$—	$—	$151,645	$—	$151,645
Tax-Free Cash Reserve Portfolio	13,734	12,152	17,030	30,074	—	5,188	78,178

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

47                         Short-Term Investments Trust

NOTE 8—Share Information

Liquid Assets Portfolio

	Summary of Share Activity
	Six months ended February 28, 2014(a)		Year ended August 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	150,528,704,224	$150,528,704,224	159,299,902,193	$159,299,902,193
Private Investment Class	836,598,987	836,598,987	1,949,199,266	1,949,199,266
Personal Investment Class	332,835,899	332,835,899	480,171,522	480,171,522
Cash Management Class	2,915,077,518	2,915,077,518	4,626,088,763	4,626,088,763
Reserve Class	596,443,827	596,443,827	1,070,630,153	1,070,630,153
Resource Class	232,630,136	232,630,136	370,992,270	370,992,270
Corporate Class	5,461,255,699	5,461,255,699	14,158,171,832	14,158,171,832

Issued as reinvestment of dividends:
Institutional Class	2,276,201	2,276,201	8,129,150	8,129,150
Private Investment Class	8,582	8,582	21,780	21,780
Personal Investment Class	12,393	12,393	17,072	17,072
Cash Management Class	44,352	44,352	207,523	207,523
Reserve Class	15,306	15,306	24,034	24,034
Resource Class	8,286	8,286	19,468	19,468
Corporate Class	117,695	117,695	950,291	950,291

Reacquired:
Institutional Class	(150,405,383,565)	(150,405,383,565)	(156,678,195,371)	(156,678,195,371)
Private Investment Class	(866,140,637)	(866,140,637)	(1,951,612,808)	(1,951,612,808)
Personal Investment Class	(368,712,953)	(368,712,953)	(426,794,304)	(426,794,304)
Cash Management	(3,195,476,064)	(3,195,476,064)	(4,667,687,505)	(4,667,687,505)
Reserve Class	(645,459,251)	(645,459,251)	(992,068,427)	(992,068,427)
Resource Class	(248,236,474)	(248,236,474)	(443,261,072)	(443,261,072)
Corporate Class	(6,025,532,620)	(6,025,532,620)	(14,599,671,364)	(14,599,671,364)
Net increase (decrease) in share activity	(848,912,459)	$(848,912,459)	2,205,234,466	$2,205,234,466

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 22% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

48                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity
	Six months ended February 28, 2014(a)		Year ended August 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	3,015,813,283	$3,015,813,283	6,427,185,800	$6,427,185,800
Private Investment Class	697,289,734	697,289,734	1,138,175,843	1,138,175,843
Personal Investment Class	965,050,812	965,050,812	2,045,639,772	2,045,639,772
Cash Management Class	1,355,769,544	1,355,769,544	2,764,492,641	2,764,492,641
Reserve Class	33,113,788	33,113,788	55,993,607	55,993,607
Resource Class	92,827,306	92,827,306	163,545,333	163,545,333
Corporate Class	1,052,671,632	1,052,671,632	1,518,711,668	1,518,711,668

Issued as reinvestment of dividends:
Institutional Class	108,188	108,188	416,999	416,999
Private Investment Class	13,188	13,188	37,090	37,090
Personal Investment Class	14,549	14,549	38,862	38,862
Cash Management Class	19,169	19,169	72,029	72,029
Reserve Class	3,438	3,438	8,173	8,173
Resource Class	5,139	5,139	22,461	22,461
Corporate Class	29,748	29,748	120,286	120,286

Reacquired:
Institutional Class	(2,899,236,565)	(2,899,236,565)	(6,753,104,132)	(6,753,104,132)
Private Investment Class	(703,796,114)	(703,796,114)	(1,131,432,698)	(1,131,432,698)
Personal Investment Class	(951,452,329)	(951,452,329)	(2,019,130,992)	(2,019,130,992)
Cash Management	(1,285,120,386)	(1,285,120,386)	(2,671,750,352)	(2,671,750,352)
Reserve Class	(29,829,464)	(29,829,464)	(56,138,895)	(56,138,895)
Resource Class	(49,914,881)	(49,914,881)	(190,989,437)	(190,989,437)
Corporate Class	(928,195,297)	(928,195,297)	(1,546,950,461)	(1,546,950,461)
Net increase (decrease) in share activity	365,184,482	$365,184,482	(255,036,403)	$(255,036,403)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 44% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

49                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity
	Six months ended February 28, 2014(a)		Year ended August 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	9,239,322,308	$9,239,322,308	26,055,460,755	$26,055,460,755
Private Investment Class	997,270,979	997,270,979	2,641,592,556	2,641,592,556
Personal Investment Class	552,183,168	552,183,168	1,071,616,816	1,071,616,816
Cash Management Class	21,775,503,553	21,775,503,553	34,271,725,690	34,271,725,690
Reserve Class	131,324,601	131,324,601	281,164,270	281,164,270
Resource Class	631,708,354	631,708,354	347,900,466	347,900,466
Corporate Class	10,514,796,073	10,514,796,073	17,590,650,977	17,590,650,977

Issued as reinvestment of dividends:
Institutional Class	538,753	538,753	1,179,560	1,179,560
Private Investment Class	11,312	11,312	53,397	53,397
Personal Investment Class	12,024	12,024	30,289	30,289
Cash Management Class	40,164	40,164	122,133	122,133
Reserve Class	6,290	6,290	9,165	9,165
Resource Class	12,427	12,427	28,138	28,138
Corporate Class	80,246	80,246	199,623	199,623

Reacquired:
Institutional Class	(9,149,832,686)	(9,149,832,686)	(25,649,577,950)	(25,649,577,950)
Private Investment Class	(996,350,973)	(996,350,973)	(2,866,674,278)	(2,866,674,278)
Personal Investment Class	(542,907,634)	(542,907,634)	(1,066,603,715)	(1,066,603,715)
Cash Management	(19,635,068,137)	(19,635,068,137)	(32,974,159,376)	(32,974,159,376)
Reserve Class	(109,532,024)	(109,532,024)	(200,132,733)	(200,132,733)
Resource Class	(601,498,338)	(601,498,338)	(295,870,840)	(295,870,840)
Corporate Class	(11,587,919,743)	(11,587,919,743)	(16,756,465,620)	(16,756,465,620)
Net increase in share activity	1,219,700,717	$1,219,700,717	2,452,249,323	$2,452,249,323

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 47% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 18% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

50                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity
	Six months ended February 28, 2014(a)		Year ended August 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	27,954,630,699	$27,954,630,699	46,220,360,964	$46,220,360,964
Private Investment Class	701,944,777	701,944,777	1,502,277,595	1,502,277,595
Personal Investment Class	82,213,869	82,213,869	139,783,039	139,783,039
Cash Management Class	5,346,556,494	5,346,556,494	10,691,710,205	10,691,710,205
Reserve Class	460,835,431	460,835,431	619,154,214	619,154,214
Resource Class	668,519,866	668,519,866	1,092,349,252	1,092,349,252
Corporate Class	3,871,610,801	3,871,610,801	5,307,227,949	5,307,227,949

Issued as reinvestment of dividends:
Institutional Class	163,110	163,110	550,215	550,215
Private Investment Class	11,391	11,391	25,979	25,979
Personal Investment Class	33	33	99	99
Cash Management Class	39,917	39,917	137,001	137,001
Reserve Class	19,430	19,430	36,484	36,484
Resource Class	7,163	7,163	25,432	25,432
Corporate Class	49,572	49,572	67,865	67,865

Reacquired:
Institutional Class	(28,312,193,385)	(28,312,193,385)	(45,553,569,653)	(45,553,569,653)
Private Investment Class	(701,993,395)	(701,993,395)	(1,525,883,358)	(1,525,883,358)
Personal Investment Class	(86,069,698)	(86,069,698)	(104,638,227)	(104,638,227)
Cash Management	(5,245,584,815)	(5,245,584,815)	(10,730,364,926)	(10,730,364,926)
Reserve Class	(460,358,838)	(460,358,838)	(594,307,726)	(594,307,726)
Resource Class	(715,178,665)	(715,178,665)	(1,098,937,460)	(1,098,937,460)
Corporate Class	(3,717,919,286)	(3,717,919,286)	(4,976,741,902)	(4,976,741,902)
Net increase (decrease) in share activity	(152,695,529)	$(152,695,529)	989,263,041	$989,263,041

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 29% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

51                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity
	Six months ended February 28, 2014(a)		Year ended August 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	849,699,701	$849,699,701	3,845,348,294	$3,845,348,294
Private Investment Class	87,254,055	87,254,055	191,682,602	191,682,602
Personal Investment Class	4,665,732	4,665,732	14,523,876	14,523,876
Cash Management Class	63,045,894	63,045,894	84,031,947	84,031,947
Reserve Class	627,898	627,898	816,640	816,640
Resource Class	75	75	2,973,005	2,973,005
Corporate Class	180,800,000	180,800,000	80,000,000	80,000,000

Issued as reinvestment of dividends:
Institutional Class	47,827	47,827	193,790	193,790
Private Investment Class	2,786	2,786	3,966	3,966
Cash Management Class	9,721	9,721	6,954	6,954
Reserve Class	200	200	347	347
Resource Class	846	846	2,056	2,056
Corporate Class	7,664	7,664	4	4

Reacquired:
Institutional Class	(1,461,696,501)	(1,461,696,501)	(3,532,815,494)	(3,532,815,494)
Private Investment Class	(88,400,288)	(88,400,288)	(210,098,425)	(210,098,425)
Personal Investment Class	(6,481,765)	(6,481,765)	(12,874,622)	(12,874,622)
Cash Management	(18,742,351)	(18,742,351)	(85,934,360)	(85,934,360)
Reserve Class	(925,852)	(925,852)	(870,437)	(870,437)
Resource Class	(1,092,598)	(1,092,598)	(9,701,658)	(9,701,658)
Corporate Class	(158,407,662)	(158,407,662)	(80,000,000)	(80,000,000)
Net increase (decrease) in share activity	(549,584,618)	$(549,584,618)	287,288,485	$287,288,485

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 68% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

52                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity
	Six months ended February 28, 2014(a)		Year ended August 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	515,459,871	$515,459,871	1,566,703,950	$1,566,703,950
Private Investment Class	29,889,422	29,889,422	140,182,581	140,182,581
Personal Investment Class	3,041,951	3,041,951	7,300,308	7,300,308
Cash Management Class	67,287,971	67,287,971	181,848,030	181,848,030
Reserve Class	36,089,400	36,089,400	74,098,247	74,098,247
Resource Class	488,449	488,449	33,461,520	33,461,520
Corporate Class	47,963,999	47,963,999	80,028,574	80,028,574

Issued as reinvestment of dividends:
Institutional Class	17,339	17,339	73,809	73,809
Private Investment Class	10,094	10,094	30,044	30,044
Personal Investment Class	354	354	741	741
Cash Management Class	14,330	14,330	31,879	31,879
Reserve Class	7,951	7,951	17,444	17,444
Resource Class	2,132	2,132	8,151	8,151
Corporate Class	13,913	13,913	16,263	16,263

Reacquired:
Institutional Class	(501,424,954)	(501,424,954)	(1,545,909,894)	(1,545,909,894)
Private Investment Class	(47,137,064)	(47,137,064)	(183,594,500)	(183,594,500)
Personal Investment Class	(3,838,296)	(3,838,296)	(5,266,473)	(5,266,473)
Cash Management	(65,191,855)	(65,191,855)	(150,461,464)	(150,461,464)
Reserve Class	(37,491,232)	(37,491,232)	(66,667,425)	(66,667,425)
Resource Class	(879,433)	(879,433)	(53,528,708)	(53,528,708)
Corporate Class	(23,008,518)	(23,008,518)	(75,915,191)	(75,915,191)
Net increase in share activity	21,315,824	$21,315,824	2,457,886	$2,457,886

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 56% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

53                         Short-Term Investments Trust

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Resource Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets
Liquid Assets Portfolio
Six months ended 02/28/14	$1.00	$0.00	$0.00	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.01%	$53,209	0.20	%(c)	0.38	%(c)	0.01	%(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	68,809	0.25		0.37		0.01
Year ended 08/31/12	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	141,085	0.27		0.38		0.02
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	177,081	0.27		0.37		0.02
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	261,421	0.30		0.38		0.04
Year ended 08/31/09	1.00	0.01	(0.00)	0.01	(0.01)	—	(0.01)	1.00	1.10	800,343	0.36		0.41		0.97
STIC Prime Portfolio
Six months ended 02/28/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	69,928	0.09	(c)	0.39	(c)	0.05	(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	27,011	0.12		0.39		0.07
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	54,461	0.15		0.40		0.05
Year ended 08/31/11	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	29,213	0.23		0.39		0.01
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	151,109	0.25		0.39		0.04
Year ended 08/31/09	1.00	0.01	0.00	0.01	(0.01)	—	(0.01)	1.00	0.74	223,532	0.31		0.43		0.79
Treasury Portfolio
Six months ended 02/28/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	358,618	0.04	(c)	0.38	(c)	0.02	(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	328,396	0.09		0.38		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	276,388	0.08		0.38		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	293,547	0.12		0.38		0.02
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	409,398	0.15		0.38		0.03
Year ended 08/31/09	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.26	365,409	0.28		0.40		0.24
Government & Agency Portfolio
Six months ended 02/28/14	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.01	97,685	0.05	(c)	0.33	(c)	0.03	(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	144,337	0.11		0.34		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	150,944	0.10		0.33		0.03
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	272,176	0.15		0.33		0.02
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	294,164	0.21		0.33		0.03
Year ended 08/31/09	1.00	0.01	0.00	0.01	(0.01)	—	(0.01)	1.00	0.57	486,522	0.30		0.35		0.44
Government TaxAdvantage Portfolio
Six months ended 02/28/14	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	4,099	0.01	(c)	0.47	(c)	0.04	(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	5,191	0.06		0.40		0.03
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	11,920	0.07		0.42		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	17,085	0.11		0.46		0.02
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	11,160	0.14		0.46		0.04
Year ended 08/31/09	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.45	17,773	0.29		0.50		0.37
Tax-Free Cash Reserve Portfolio
Six months ended 02/28/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	7,907	0.02	(c)	0.50	(c)	0.06	(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	8,295	0.10		0.50		0.06
Year ended 08/31/12	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.06	28,357	0.13		0.50		0.06
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	24,602	0.27		0.49		0.02
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	43,656	0.29		0.49		0.03
Year ended 08/31/09	1.00	0.01	(0.00)	0.01	(0.01)	—	(0.01)	1.00	0.77	129,078	0.41		0.51		0.90

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $84,715, $33,253, $400,601, $130,450, $4,927 and $8,037 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.

54                         Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Resource Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2013 through February 28, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Resource Class	Beginning Account Value (09/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/14)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/14)	Expenses Paid During Period[2]
Liquid Assets Portfolio	$1,000.00	$1,000.10	$0.99	$1,023.80	$1.00	0.20%
STIC Prime Portfolio	1,000.00	1,000.20	0.45	1,024.35	0.45	0.09
Treasury Portfolio	1,000.00	1,000.10	0.20	1,024.60	0.20	0.04
Government & Agency Portfolio	1,000.00	1,000.10	0.25	1,024.55	0.25	0.05
Government TaxAdvantage Portfolio	1,000.00	1,000.20	0.05	1,024.74	0.05	0.01
Tax-Free Cash Reserve Portfolio	1,000.00	1,000.30	0.10	1,024.70	0.10	0.02

[1]	The actual ending account value is based on the actual total return of the Funds for the period September 1, 2013 through February 28, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

55                         Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	CM-STIT-SAR-4	Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of February 12, 2014, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of February 12, 2014, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Short-Term Investments Trust

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer

Date: May 9, 2014

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer

Date: May 9, 2014

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: May 9, 2014

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.